UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103094
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 317	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)        (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	November 1 , 2010

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☐       on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☑       on November 1, 2010 pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account – II

Prospectus supplement dated July 26, 2010 to
prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Termination of the Nationwide Allocation Architect Service

Effective as of the close of the New York Stock Exchange on November 26, 2010 (the "Termination Date"), the Nationwide Allocation Architect ("NAA") service will be terminated by Nationwide.  In addition, any client agreement signed with Nationwide Investment Advisers, LLC ("NIA") in connection with the NAA service will also terminate.  This means that after the Termination Date, NIA will no longer develop and maintain the NAA models and NIA will no longer have limited discretionary authority to allocate and rebalance Variable Account contract value in support of the NAA service.

If your contract does not currently participate in the NAA service, its termination will have no impact on your contract.

Terminating Participation in the NAA Service Prior to the Termination Date

If you are currently participating in the NAA service, at any time prior to the Termination Date you may elect to terminate your participation in the NAA service in accordance with the terms of your contract.  Any such election must be submitted to Nationwide’s home office in writing and must provide new current and future allocation instructions, subject to any investment restrictions applicable to your contract.1  Transfers resulting from the current allocation instructions submitted with your election to terminate NAA will not be assessed a short-term trading fee and will not count as a transfer event for the purpose of U.S. mail restrictions.  See the "Short-Term Trading Fees" and "Transfer Restrictions" section of your prospectus.

Impact on Contracts Actively Participating in the NAA Service on the Termination Date

For those contracts still participating in the NAA service on the Termination Date, your then-current and future allocations of Contract Value among the Fixed Account, GTOs, and Sub-Accounts will not be affected by the termination of NAA.  Your Variable Account contract value will remain allocated to Sub-Accounts that made up the NAA model you were invested in on the Termination Date.  The portion of your subsequent purchase payments directed to the Variable Account will be allocated to the Sub-Accounts according to the last allocation percentages in effect for that NAA model.  After the Termination Date, the NAA service will simply no longer exist.

Additional Impacts on Contracts with Certain Optional Benefits Elected.  If you are currently participating in the NAA service on the Termination Date and you elected one of the following optional benefits, you will automatically be enrolled in the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") on the Termination Date:

• Capital Preservation Plus Option;
• Capital Preservation Plus Lifetime Income Option;
• 5% Lifetime Income Option;
• 7% Lifetime Income Option; or
• 10% Lifetime Income Option.

Your Variable Account contract value will be assigned to the Custom Portfolio model that corresponds to the risk tolerance of the NAA model you were invested in on the Termination Date using the last allocation percentages from that NAA model.  Custom Portfolio's operation is similar to NAA in that your Sub-Account allocations will be rebalanced quarterly.  However, there will no longer be any active model management as was performed by NIA under the NAA service.  The end result is that you will have a static (unchanging) model that is rebalanced quarterly to the NAA model allocations in effect on the Termination Date.  There is no charge associated with Custom Portfolio.  See the "Custom Portfolio Asset Rebalancing Service" section of your prospectus.

After the Termination Date, you may elect to terminate participation in Custom Portfolio or change your allocation under the model subject to the terms of your contract.  Any such election must be submitted to Nationwide’s home office in writing and must provide new current and future allocation instructions, subject to any investment restrictions applicable to your contract.1  Transfers resulting from the current allocation instructions submitted with your election to terminate the Custom Portfolio model in which you were automatically enrolled will be subject to any applicable short-term trading fee and will count as a transfer event for the purpose of U.S. mail restrictions.
______________
1 For contracts with the 5% Lifetime Income Option, 7% Lifetime Income Option, or 10% Lifetime Income Option that are also currently invested in the NAA Moderately Aggressive model.  The following variable investment options, previously closed

March 2, 2009 to incoming transfers and new investors for contracts issued with any Lifetime Income Option, will be available to receive a one-time transfer of contract value, subject to the conditions stated below:

•	Custom Portfolio Moderately Aggressive model;

•	Nationwide Variable Insurance Trust – NVIT Cardinal Moderately Aggressive Fund: Class II; or

•	Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Aggressive Fund: Class II.

For contract owners who elect to terminate participation in the NAA service prior to the Termination Date, a transfer to one of the investment options listed above may only be made as part of the new current allocation instructions submitted with a written request to terminate NAA.

After such one-time transfer, the above investment options are not available to receive any other transfers of Contract Value.  However, you may allocate subsequent purchase payments (i.e., new money) to the above investment options upon deposit to the contract provided there are existing assets in that investment option.  Once all assets are transferred out of one of the above investment options, that option is no longer available to receive any money, new or existing, under that contract.

Nationwide Life Insurance Company: • Nationwide Variable Account-II

Prospectus supplement dated May 1, 2010 to

Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	The "Capital Preservation Plus Option" section is amended by entirely replacing the third paragraph of the "Investments During the Program Period" subsection with the following:

During the CPP program period, the following investment options are available for the Non-Guaranteed Term Option component:

1.	the Fixed Account; and/or

2.	a variable investment option, which could be one of the following:

a.	if the Nationwide Allocation Architect service is available, one of the models available through that service (see "Contract Owner Services"); or

b.	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service (see "Contract Owner Services"); or

c.	any combination of the underlying mutual funds listed under the section "Income Benefit Investment Options" found later in this prospectus.

2.	The "Capital Preservation Plus Option" section is amended by adding the following new paragraph as the third paragraph of the "Transfers During the CPP Program Period" subsection:

If the Nationwide Allocation Architect and/or the Custom Portfolio Asset Rebalancing Service services are available as a Non-Guaranteed Term Option, the Contract Owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Nationwide Allocation Architect service, the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the Contract Owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Nationwide Allocation Architect service or Custom Portfolio Asset Rebalancing Service to the CPP investment options, all Sub-Account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the Contract Owner elects to participate in the Nationwide Allocation Architect service or the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

3.	The following subsection is added under the section "Contract Owner Services":

Nationwide Allocation Architect

Prior to annuitization, Nationwide may make available for use by Contract Owners the Nationwide Allocation Architect, an asset allocation service that enables Contract Owners to have their Variable Account allocations invested according to an investment model.  Nationwide Allocation Architect is not available for contracts issued on or after May 1, 2008, or for contracts issued before May 1, 2008 that were not participating in Nationwide Allocation Architect as of May 1, 2008.  For contracts that were participating in Nationwide Allocation Architect as of May 1, 2008, Nationwide Allocation Architect will continue to be available until the Contract Owner terminates participation.  Once participation in Nationwide Allocation Architect is terminated, the Contract Owner cannot re-elect Nationwide Allocation Architect.

The investment models in Nationwide Allocation Architect diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of 7 available models:

•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation,
•	Moderately Aggressive; and
•	Aggressive.

Each model is comprised of Sub-Accounts of underlying funds that are currently available as investment options in this contract.  Certain Sub-Accounts that are not available in other Nationwide products that offer Nationwide Allocation Architect are not considered for inclusion in the models.  In addition, Sub-Accounts that are no longer available to all Contract Owners (as indicated in "Appendix A: Underlying Mutual Funds") are not considered for inclusion in the models.  The Sub-Accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about Nationwide Allocation Architect and the models is available in the brochure ("Form ADV Brochure") for the program.

Nationwide Investment Advisors, LLC ("NIA") as Investment Adviser

For those Contract Owners who elect Nationwide Allocation Architect, NIA will serve as investment adviser to each participating Contract Owner for the sole purposes of developing and maintaining the models.  Currently, NIA has retained an independent third-party analytical firm to develop and maintain the models on its behalf.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to Contract Owners.  To participate in Nationwide Allocation Architect, Contract Owners will grant NIA limited discretionary authority to allocate and rebalance their Variable Account assets in accordance with the model they selected.  Contract Owners may terminate this limited discretionary investment authority and participation in the service upon proper written notice to Nationwide and NIA.  Contract Owners will receive a copy of NIA's Form ADV Brochure at the time of application or prior to electing the service.  The Form ADV Brochure contains more information about NIA's role as investment adviser and the independent third-party analytical firm it relies upon when providing these services to Contract Owners.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the Sub-Accounts within each model optimizes the return potential for that model, given its particular level of risk tolerance.  If necessary, the models will be updated on or about the second Friday in January and July of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more Sub-Accounts from a model, or changing the allocation percentages among existing Sub-Accounts.  Currently, NIA updates the models based on information received from an independent third-party analytical firm.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send Contract Owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract Owners should review these notices carefully.  If the Contract Owner is comfortable with the model changes, the Contract Owner need not take any action.  If the Contract Owner is not comfortable with the model changes, the Contract Owner may switch to a different model or terminate their participation in the service.  A Contract Owner who terminates their participation in the service cannot re-elect it.

On or about the second Friday in January and July of each year (or any other day that NIA updates the models), Nationwide will reallocate the Variable Account Contract Values of contracts participating in the service based on the updated model allocation information received from NIA.  The reallocation will rebalance the Variable Account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a recognized holiday or any day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the Variable Account Contract Value when the models change, Nationwide will also reallocate the Variable Account Contract Value on or about the second Friday in January, April, July, and October of each year, referred to as quarterly rebalancing.  If the scheduled date for a rebalance is a recognized holiday or any day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

When selecting a model, please consult a qualified financial adviser to determine the most appropriate model based on the Contract Owner's particular financial needs, time horizon, and willingness to accept investment risk.  The qualified financial adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, neither Nationwide nor NIA is responsible for determining the appropriateness of the model Contract Owners select.  Contract Owners are responsible for notifying their financial adviser of any changes to their financial situation or risk profile.  Contract Owners should periodically review with their financial adviser, their financial situation and risk profile to evaluate the appropriateness of their selected model.

Operation of the Contract While Nationwide Allocation Architect is in Effect

While Nationwide Allocation Architect is in effect, Contract Owners will not be permitted to transfer Contract Value among the Sub-Accounts or out of the Sub-Accounts (to the Fixed Account or a GTO) without first terminating their participation in the service.  Contract Owners may transfer maturing Fixed Account Contract Value into the Variable Account (and thus, the selected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the Sub-Accounts will also be allocated according to the currently selected model.  Any surrenders taken from the contract while Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A Contract Owner participating in Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

Changing Models

Contract Owners participating in Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models, received in good order by Nationwide, will be immediately implemented and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a Contract Owner can change models each year.

Terminating Participation in Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the Contract Owner.  Once a Contract Owner's participation in the service is terminated, the Contract Value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, the models may not perform as intended and neither Nationwide nor NIA guarantees that participation in Nationwide Allocation Architect will result in a profit or protect against a loss.  A Contract Owner’s Contract Value could be better or worse by participating in Nationwide Allocation Architect than if the Contract Owner had not participated.  A model may perform better or worse than any single Sub-Account or asset class or other combinations of Sub-Accounts and asset classes.

NIA may be subject to competing interests related to the selection of Sub-Accounts in the models.  Specifically, some of the Sub-Accounts offered in Nationwide Allocation Architect correspond to underlying mutual funds managed by a NIA-affiliated company and some underlying mutual funds may pay more revenue to Nationwide than others.  The independent third-party analytical firm provides the models, selects the Sub-Accounts to be used to populate the models (within the universe of Sub-Accounts available in the contract determined by Nationwide and described previously) and provides changes to the models’ asset allocation or Sub-Account selection.  NIA believes that its reliance on the recommendations of a third-party analytical firm to develop, and maintain, and update the models reduces or eliminates the potential for NIA to be influenced by these competing interests, but there can be no assurance of this.

Nationwide DestinationSM All American Gold
Compass All American Gold
Key All American Gold
M&T All American Gold
Wells Fargo All American Gold
Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2010, as amended November 1, 2010

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2010, as amended November 1 , 2010), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus).  The table of contents for the Statement of Additional Information is on page 78.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information ) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the US Government, the Federal Deposit Insurance corporation (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves investment risks, including possible loss of value.  Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

1

The Sub-Accounts available under this contract invest in the underlying mutual funds of the companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	MTB Group of Funds
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Victory Variable Insurance Funds
•	Wells Fargo Advantage Funds

For a complete list of the available Sub-Accounts, please refer to the "Appendix A: Underlying Mututal Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account.

2

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant - The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin.

Annuity Unit - An accounting unit of measure used to calculate the value of variable annuity payments.

Co-Annuitant(s) - The person(s) designated by the Contract Owner to receive the Spousal Protection Feature.

Contract Owner(s) - the person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall also mean the Contract Owner.

Contract Value - The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base - For purposes of the Lifetime Income Options, the value that is used to determine how much the Contract Owner can withdraw from the contract each year. This value is multiplied by the lifetime income percentage to arrive at the benefit amount for any given year.

Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

FDIC - Federal Deposit Insurance Corporation.

Fixed Account - An investment option that is funded by Nationwide’s General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account - A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option - Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

3

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-II, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

4

Table of Contents
Page
Glossary of Special Terms	3
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	10
Surrenders
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	14
Financial Statements	14
Nationwide Life Insurance Company	15
Nationwide Investment Services Corporation	15
Investing in the Contract	15
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	18
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	20
Mortality and Expense Risk and Administrative Charges
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	22
CDSC Options
Death Benefit Options
Beneficiary Protector II Option
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Options Generally
10% Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Income Benefit Investment Options
Static Asset Allocation Models
Removal of Variable Account Charges	54
Ownership and Interests in the Contract	54
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract

5

Table of Contents (continued)
Page
Operation of the Contract	56
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	60
Surrender (Redemption) Prior to Annuitization	60
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	61
Surrenders Under Certain Plan Types	61
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	62
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	63
Contract Owner Services	63
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Death Benefits	67
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	72
Annuitizing the Contract	72
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	73
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	74
Legal Proceedings	74
Table of Contents of Statement of Additional Information	78
Appendix A: Underlying Mutual Funds	79
Appendix B: Condensed Financial Information	93
Appendix C: Contract Types and Tax Information	131
Appendix D: State Variations	141

6

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

Maximum Loan Processing Fee	$251
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$303
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one)
Four Year CDSC Option ("L Schedule Option") Total Variable Account Charges (including this option only)	0.50%5 1.65%
No CDSC Option ("C Schedule Option") Total Variable Account Charges (including this option only)	0.55%6 1.70%
Death Benefit Options (an applicant may elect one)
One-Year Enhanced Death Benefit II Option Total Variable Account Charges (including this option only)	0.20%7 1.35%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.10% 1.25%
One-Month Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.35%8 1.50%
Combination Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.40%9 1.55%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%10 1.50%
(continued on next page)

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Recurring Contract Expenses (continued)

Extra Value Options (eligible applicants may purchase one)
5% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.
0.70%11 1.85%
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.
0.45%12 1.60%
Capital Preservation Plus Lifetime Income Option	1.00%13
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options.13

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:14
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option (no longer available)	1.00%15
7% Lifetime Income Option (only available in the State of New York)	1.00%16
10% Lifetime Income Option	1.20%17
Spousal Continuation Options (an application may purchase one only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (no longer available)	0.15%
7% Spousal Continuation Benefit (only available in the State of New York)	0. 30% 18
10% Spousal Continuation Benefit	0.30%19

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Lifetime Income Option	1.20%20
10% Spousal Continuation Benefit	0.30%19
Maximum Possible Total Variable Account Charges	4.60%21

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Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009, charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.45%	2.09%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.

2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

3 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.  If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.

6 Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

7 The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

8 The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

9 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

10 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

11 Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

12 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

13 For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.

14 For information about how the Current Income Benefit Base is calculated see "Determination of the Income Benefit Base Prior to the First Surrender" later in this prospectus.

15 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

16 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

17 Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

18 Currently, the charge associated with the 7 % Spousal Continuation Benefit is 0. 15 % of the Current Income Benefit Base.

19 Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

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20 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

21 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).22

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.09%)	$1,364	$2,601	$3,772	$6,613	*	$2,151	$3,502	$6,613	$734	$2,151	$3,502	$6,613
Minimum Total Underlying Mutual Fund Operating Expenses (0.45%)	$1,192	$2,125	$3,044	$5,464	*	$1,675	$2,774	$5,464	$562	$1,675	$2,774	$5,464

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

22 The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

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Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks is intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) at any time.  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.  These actions include implementing new procedures and restrictions as well as not accepting future purchase payments. Nationwide will provide the Contract Owner written notice of any action taken to reduce risk or eliminate risk.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity***	$3,000	$500

*A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

***Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

10% Lifetime Income Option.  If you elect the 10% Lifetime Income Option, your subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

Extra Value Option.  If the Contract Owner elected an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options.  Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will

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recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the Variable Account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (and on the date of a full surrender), the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

Two CDSC options are available under the contract at the time of application.  If the Contract Owner elects the L Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.50% of the Daily Net Assets of the Variable Account in exchange for a reduced CDSC schedule.  If the Contract Owner elects the C Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.55% of the Daily Net Assets of the Variable Account in exchange for elimination of CDSC under the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit II Option1	0.20%
One-Year Enhanced Death Benefit Option2	0.10%
One-Month Enhanced Death Benefit Option3	0.35%
Combination Enhanced Death Benefit Option4	0.40%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with Annuitants age 80 or younger at the time of application.

2The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.

3The One-Month Enhanced Death Benefit Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with Annuitants age 75 or younger at the time of application.

4The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option and is only available for contracts with Annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with Annuitants age 75 or younger at the time of application.  If the Contract Owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Extra Value Options

Effective May 1, 2005, a Contract Owner or applicant can no longer elect an Extra Value Option.  For contracts issued prior to May 1, 2005, an applicant could have elected one of two Extra Value Options as follows:

Extra Value Options	Charge*
5% Extra Value Option	0.70%
3% Extra Value Option	0.45%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

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In addition to the charge assessed to the Variable Account, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee that corresponds to the Variable Account charge associated with the Extra Value Option Elected.  For both of the Extra Value Options, Nationwide will discontinue deducting the charge at the end of the 7th Contract Year.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected:  another Lifetime Income Option, the Capital Preservation Plus Option or the C Schedule Option.

If the Contract Owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued after September, 15, 2008 or the date of state approval (whichever is later): current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued prior to September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account.

10% Lifetime Income Option

T he 10% Lifetime Income Option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the Contract Owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

7% Lifetime Income Option

The 7% Lifetime Income Option is available for election only for contracts issued in the State of New York.   The 7% Lifetime Income Option must be elected at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is available in states other than New York and may be elected at any time after application.)

For new contracts, t he Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Lifetime Income Option,  the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the Contract Owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

The 5% Lifetime Income Option is no longer available for election ..  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must have been between age 45 and 85 at the time of application.  The 5% Lifetime Income Option could not be elected if any of the following optional benefits were elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the Contract Owner elect ed the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.85% of the

13

Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is available under the contract at the time of application for those contracts that also elected the 10% Lifetime Income Option.  The 10% Spousal Continuation Benefit is not available for contracts issued in the State of New York.  The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.

If the Contract Owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

7% Spousal Continuation Benefit

The 7% Spousal Continuation Benefit is only available for election if and when the 7% Lifetime Income Option is elected.  The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  If the Contract Owner elects the 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 7% Lifetime Income Option charge.

5% Spousal Continuation Benefit

The 5% Spousal Continuation Benefit was only available for election if and when the 5% Lifetime Income Option was elected.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must have been  between age 45 and 85 at the time of application.  If the Contract Owner elected the 5% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charge associated with the Extra Value Options is assessed for the first 7 Contract Years.  Therefore, if a Contract Owner that elected an Extra Value Option annuitizes before the end of the 7th Contract Year, the charge for that option will continue to be assessed after annuitization until the end of the 7th Contract Year.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, and applicable federal and state income tax withholding.

See "Right to Examine and Cancel" and "Purchase Payment Credits" later in this prospectus for more information.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

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Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds".  Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets.  The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.  Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not

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anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected Contract Owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-II.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTOs unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information. Contract Owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For Contract Owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%*
3% Extra Value Option	0.45%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with these options will not be assessed after the end of the 7th Contract Year.

**For contracts issued on or after September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

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The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account.  The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner’s Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to Fixed Account allocations will not be less than the minimum interest required by applicable state law.

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Fixed Account Interest Rate Guarantee Period

The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The Fixed Account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect certain optional benefits available under the contract, a charge is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%*
3% Extra Value Option	0.45%*

*The Fixed Account charge associated with these options will not be assessed after the end of the 7th Contract Year.

The Fixed Account charges are assessed by decreasing the interest rate of return credited to assets allocated to the Fixed Account.

Although there is a fee assessed to the assets in the Fixed Account when any of the above optional benefits are elected, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Deferred variable annuities are not intended to be sold to a terminally ill Contract Owner or Annuitant.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

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Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2009, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process,

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investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the Variable Account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

The mortality and expense risk charge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract’s basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines and also the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The administrative charge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. We may increase the administrative charge; however, any increase will only apply to contracts issued after the date of the increase. If there are any profits from the mortality and expense risk charge or the administrative charge, we may use such profits to finance the distribution of contracts.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account, the Fixed Account and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

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All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature (see "Spousal Protection Feature" on page 71).

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit.  However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract (see "Spousal Protection Feature" on page 71);

(3)	from any values which have been held under a contract for at least 7 years (4 years if the L Schedule Option is elected); or

(4)	if the Contract Owner elected the C Schedule Option.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide Contract Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the Contract Owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the Contract Owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC-free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

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Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay the maximum annual Contract Maintenance Charge;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charges associated with the Extra Value Options are assessed for the first 7 Contract Years.  Therefore, if a Contract Owner that elected an Extra Value Option annuitizes before the end of the 7th Contract Year, the charge for that option will continue to be assessed after annuitization until the end of the 7th Contract Year.

CDSC Options

L Schedule Option

This option is no longer available effective May 1, 2009 or the date of state approval, whichever is later.  For contracts issued prior to May 1, 2007, a Contract Owner may elect the L Schedule Option for an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  For contracts issued on or after May 1, 2007, a Contract Owner may elect the L Schedule Option for an additional

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charge at an annualized rate of 0.50% of the Daily Net Assets of the Variable Account.  Election of the L Schedule Option replaces the B Schedule CDSC schedule with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.  The charge associated with the L Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

C Schedule Option

This option is no longer available effective May 1, 2009 or the date of state approval, whichever is later.  For contracts issued prior to May 1, 2007, a Contract Owner may elect the C Schedule Option for an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, under which no CDSC will be assessed on surrenders from the contract.  For contracts issued on or after May 1, 2007, a Contract Owner may elect the C Schedule Option for an additional charge at an annualized rate of 0.55% of the Daily Net Assets of the Variable Account, under which no CDSC will be assessed on surrenders from the contract.

Additionally, election of the C Schedule Option:

•	eliminates any available Lifetime Income Options as optional benefits;

•	eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;

•	eliminates the Fixed Account as an investment option under the contract; and

•	eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.

The charge associated with the C Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

For an additional charge, an applicant may elect one of four death benefit options, depending on when the contract is issued.  The charges associated with each option will be assessed until annuitization and will be assessed on Variable Account allocations only.

One-Year Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 80 or younger at the time of application can elect the One-Year Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 67.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Year Enhanced Death Benefit II Option, the applicant can elect the One-Year Enhanced Death Benefit Option.  Once state approval is received for the One-Year Enhanced Death Benefit II Option, this option is no longer available.  The One-Year Enhanced Death Benefit Option is the same as the One-Year Enhanced Death Benefit II Option except that this option has a lower price (0.10% of the Daily Net Assets of the Variable Account) and there is no restriction on the Annuitant's age.  Nationwide may realize a profit from the charge assessed for this option.

One-Month Enhanced Death Benefit Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 75 or younger at the time of application can elect the One-Month Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

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(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 67.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit Option, applicants with Annuitants age 80 or younger at the time of application can elect the Combination Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Once state approval is received for the One-Month Enhanced Death Benefit Option, this option is no longer available.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value (See the "Death Benefit Calculations" section for a description of this value).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 67.

The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized. Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.

After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:

Earnings Percentage x Adjusted Earnings.

If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

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Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the Annuitant’s death), proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a Co-Annuitant named to the contract.

If there is no Co-Annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death.  If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit.

If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%.  If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the Annuitant’s death), proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Extra Value Options

Effective May 1, 2005, a Contract Owner or applicant can no longer elect an Extra Value Option.  Prior to May 1, 2005, for an additional charge, an applicant could have elected one of two Extra Value Options.

Applicants should be aware of the following with respect to an Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the extra value credit(s) but will be assessed the extra value charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the extra value credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

An Extra Value Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

5% Extra Value Option

At an annualized rate of 0.70% of the Daily Net Assets of the Variable Account, an applicant could have elected the 5% Extra Value Option.  In addition, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.70%.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract.  This credit,

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which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.   For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments

3% Extra Value Option

At an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, an applicant could have elected the 3% Extra Value Option.  In addition, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.45%.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.   For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Option if:

(a)	the Contract Owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the Contract Owner takes a full surrender before the end of the 7th Contract Year; or

(c)	the Contract Owner takes a partial surrender that is or would be subject to a CDSC under the B Schedule CDSC schedule before the end of the 7th Contract Year.

The amount of the Extra Value Credit recaptured under the circumstances listed above is determined based on a vesting schedule.  The longer a Contract Owner waits to surrender value from the contract, the smaller the amount of the credit that Nationwide will recapture.

Some states require a reduced recapture schedule.  Please refer to your contract for state specific information.

Contract Owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for surrender. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the surrender occurs after the end of the 7th Contract Year.

Recapture Resulting from Exercising Free Look Privilege

If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

For contracts with the 3% Extra Value Option, if the Contract Owner takes a full surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.

For contracts with the 5% Extra Value Option, if the Contract Owner takes a full surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:

Vesting and Recapture Schedule for
5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5% (or all of the credit)
2	0.25%	4.75% (or 95% of the credit)
3	1%	4% (or 80% of the credit)
4	1%	4% (or 80% of the credit)
5	1%	4% (or 80% of the credit)
6	1%	4% (or 80% of the credit)
7	1%	4% (or 80% of the credit)
8 and thereafter	5% (fully vested)	0%

For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000.  In Contract Year 4, Ms. R takes a full surrender.  For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the Vesting and Recapture Schedule for the 5% Extra Value Option) to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the full surrender is $4,000.

Recapture Resulting from a Partial Surrender

For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the 7th Contract Year that is subject to CDSC (or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under the option.

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For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In Contract Year 2, Mr. X takes a $20,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $10,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $300.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender.

For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the surrender is taken, according to the Vesting and Recapture Schedule for 5% Extra Value Option discussed in the "Recapture Resulting from a Full Surrender" provision.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time  (3, 5, 7, or 10 years -- the "program period").  Contract Value at the end of the CPP program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract maintenance charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying mutual funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the Contract Owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides

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Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders or contract maintenance charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits (see "Contract Owner Services" later in this prospectus).

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the Contract Owner.

Nationwide makes only certain underlying mutual funds available when a Contract Owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

During the CPP program period, the following investment options are available for the Non-Guaranteed Term Option component:

1.	the Fixed Account; and/or

2.	a variable investment option, which could be one of the following:

a.	if the Nationwide Allocation Architect service is available, one of the models available through that service (see "Contract Owner Services"); or

b.	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service (see "Contract Owner Services"); or

c.	any combination of the underlying mutual funds listed under the section "Income Benefit Investment Options" found later in this prospectus.

Election of the CPP Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the Contract Owner takes a partial surrender from the contract, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTOs.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from GTOs and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

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Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the Contract Owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the Contract Owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the Contract Owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the Contract Owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the Contract Owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value.  This essentially provides the Contract Owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008, or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only

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available to those Contract Owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: the C Schedule Option or a Lifetime Income Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.  The Capital Preservation Plus Lifetime Income Option is not available on beneficially owned contracts.

The CPP Lifetime Income Option may also be elected by Contract Owners who previously elected the CPP Option.  Thus, the Contract Owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, Contract Owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see "Income Benefit Investment Options" found later in this prospectus.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see "Contract Owner Services" later in this prospectus).

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the Contract Owner to allocate part of his/her Contract Value to the Fixed Account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that Contract Owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders or contract maintenance charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.

Options at the End of the Preservation Phase

Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner.  The communication will inform the Contract Owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The Contract Owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The Contract Owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPP

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Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.

If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The Contract Owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the Contract Owner to take annual surrenders equal to the lifetime withdrawal amount after the Contract Value is zero.  After the Contract Value falls to zero, the Contract Owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.

Surrender requests may be submitted systematically or directly by the Contract Owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract Owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount).  Once the Contract Value falls to zero, the Contract Owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the Contract Owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.  The RMD privilege does not apply to beneficially owned contracts.

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We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value.

Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base.

If the Contract Owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The Contract Owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the Contract Owner's right to annuitize the contract.

If the Contract Owner elects to annuitize during the preservation phase, and any portion of the Contract Value has been allocated to a GTO, the Contract Owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.

If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.

The amount to be annuitized will be the Contract Value.  Since surrenders from the contract during the withdrawal phase of the option reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the Contract Owner can invoke the immediate withdrawal benefit.  This benefit permits the Contract Owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the Contract Owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the Contract Owner will receive notice that the Contract Value must be reallocated in order to continue the option (see "Options at the end of the CPP Program Period" later in this subsection).  As long as the Contract Owner reallocates the Contract Value upon the maturity of the current CPP program period, the Contract Owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

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Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the Contract Value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

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•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the Contract Owner will not be permitted to begin a new CPP program period.  Instead, the Contract Owner will be required to reallocate the Contract Value into certain limited investment options.  The Contract Owner will lose the value of remaining withdrawals if the Contract Value is not reallocated (see "Options at the End of the CPP Program Period").

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The Contract Owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The Contract Owner will not be permitted to enter the lifetime withdrawal phase of the option.

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The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one Contract Year cannot be carried over to the following Contract Year.

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Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, Contract Owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A Contract Owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the Contract Owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the Contract Owner and generally corresponds to the duration of any GTO option chosen by the Contract Owner.  Upon the CPP program period end, the Contract Owner will have two options:

•	reallocate the Contract Value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.  The Contract Owner must reallocate the Contract Value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the Contract Owner’s instructions prior to the end of the program period, Nationwide will assume that the Contract Owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the Contract Owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the Contract Owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The Contract Value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the Contract Owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a

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market value adjustment.  Market value adjustments are applied to the Contract Value and not the amount of the withdrawal request.  Contract Owners can request that Accumulation Units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the Contract Owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract Value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the Contract Value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The Contract Value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if Contract Value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in

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Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A Contract Owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is Contract Value left after the remaining immediate withdrawal base is exhausted, the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If Contract Value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the Contract Owner 6% of the immediate withdrawal base each Contract Year until the remaining immediate withdrawal base is zero.  Additionally, if the Contract Owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the Contract Owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the Contract Owner does not instruct Nationwide how to reallocate the Contract Value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the Contract Owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any Contract Value previously allocated to the GTO will be allocated to the money market Sub-Account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:
•	A full surrender of the Contract Value;
•	A full surrender of the death benefit proceeds; or
•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the Contract Owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract the death of the Contract Owner results in the contract being continued, i.e. does not result in a full surrender of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the Contract Owner occurs during the CPP program period, the new Contract Owner will be required to reallocate the Contract Value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the Contract Owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the Contract Owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax adviser.

Lifetime Income Options - Generally

Unlike the Capital Preservation Plus Lifetime Income Option, the 5%, 7% and 10% Lifetime Income Options are designed exclusively for contract withdrawal benefits, with no principal protection period.  Nationwide determines a benefit base that it uses to calculate how much the Contract Owner can withdraw each year.  Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will

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guarantee that the Current Income Benefit Base on the tenth L.Inc anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5%, 7%, or 10% annually for each of those 10 years.

Although the tax treatment for surrenders under withdrawal benefits, such as the 5%, 7% or 10% Lifetime Income Option, is not clear, when the Contract Owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax adviser.

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  If in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option is available upon the later of September 15, 2008 or the date of state approval. The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option or the C Schedule Option.  The 10% Lifetime Income Option is not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% L.Inc Anniversary) and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. (See below for an explanation of what happens if application of the CDSC causes the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit).

Election of the 10% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.   For the list of investment options available under this option please see "Income Benefit Investment Options" later in this prospectus.  Allocations to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 10% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  For the first 10 years after the 10% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Base will equal the greater of:

(1)	the highest Contract Value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each 10% L.Inc Anniversary up to and including the 10th 10% L.Inc Anniversary; plus

(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 10% L.Inc Anniversary, increased by

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a simple interest rate of 10% through the 10th 10% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 10% L.Inc Anniversary.

When a purchase payment is made on a date other than a 10% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 10% L.Inc Anniversary.

However, if at any time prior to the first surrender the Contract Value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 10% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 10% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a surrender from the contract.  The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables.  State specific lifetime withdrawal percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting Nationwide’s service center.

For contracts issued on or after May 1, 2010 or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

For contracts issued on or after May 1, 2009 or the date of state approval (whichever is later), but before May 1, 2010 or the date of state approval of the table above (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax adviser for more information.  At the time of the first surrender and on each 10% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 10% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the Contract Owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit.

If a CDSC does apply, application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit.  To avoid this, Contract Owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the Lifetime Withdrawal Percentage limit.

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Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to surrender Contract Value in excess of that year’s benefit amount provided that the Contract Value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the Contract Value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to surrender Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until any terms and conditions associated with the 10% Lifetime Income Option change.

In the event one or more terms and conditions of the 10% Lifetime Income Option change, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options

If, after beginning the lifetime income surrenders, a Contract Owner’s Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual surrenders of no more than the annual benefit amount until the death of the Contract Owner;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the

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Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial adviser to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the current age, sex, and health of the Contract Owner and joint owner, if applicable.  Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide’s home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.

If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions’ section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Continuation Benefit.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application .  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  If in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 7% Lifetime Income Option is currently available under the contract only at the time of application and only in the State of New York .  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option was available outside of the State of New York and is also available for election at any time after application.)   The 7% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.  The 7% Lifetime Income Option is not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  (Once a 7% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each

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anniversary of the date the 7% Lifetime Income Option was added to the contract (the "7% L.Inc anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see "Income Benefit Investment Options" later in this prospectus.  Allocation requests that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Once this option is elected, contract loans are unavailable.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subseqent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 7% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 7% L.Inc Anniversary plus purchase payments submitted and credits applied after that 7% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each  7% L.Inc Anniversary up to and including the 10th 7% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 7% L.Inc Anniversary, increased by a simple interest rate of 7% through the 10th 7% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% L.Inc Anniversary.

When a purchase payment is made on a date other than a 7% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% L.Inc Anniversary.

However, if at any time prior to the first surrender the Contract Value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 7% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 7% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a surrender from the contract.  The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables:

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the

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calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax adviser for more information.

For contracts issued on or after November 1, 2010:

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later) and before November 1, 2010 :

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

At the time of the first surrender and on each 7% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 7% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the Contract Owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the Current Lifetime Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 7% Lifetime Withdrawal Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 7% Lifetime Withdrawal Percentage limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 7% Lifetime Income Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit" provision if the gross surrender exceeds the 7% Lifetime Withdrawal Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 7% Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to surrender Contract Value in excess of that year’s benefit amount provided that the Contract Value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the Contract Value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to surrender Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

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Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

If the terms and conditions of the 7% Lifetime Income Option have not changed and the Contract Value exceeds the existing Current Income Benefit Base on a 7% L.Inc anniversary, Nationwide will automatically reset the Income Benefit Base to become your new Current Income Benefit Base.  If the terms and conditions of 7% Lifetime Income Option have changed, Nationwide will provide the Contract Owner with the Contract Value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the benefit base.  If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.

The automatic reset privilege will cease anytime the terms and conditions of the 7% Lifetime Income Option changes.  Nationwide will notify the Contract Owner anytime the terms and conditions of the 7% Lifetime Income Option changes and will provide the Contract Owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 7% Lifetime Income Option charge.  If the Contract Owner does not elect to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary date, the Current Income Benefit Base and 7% Lifetime Income Option charges will not change.  Contract Owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the Contract Owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the Contract Owner of the following three options:

1)	The Contract Owner can continue to take withdrawals equal to the Lifetime Withdrawal Percentage until the death of the Contract Owner;

2)	The Contract Owner may elect the Age Based lump sum settlement option described below; or

3)	The Contract Owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 7% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the Contract Owner makes an election the election is irrevocable.  If the Contract Owner does not make an election within the 60 days Nationwide will assume that the Contract Owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a Contract Owner to take an Age Based lump sum settlement equal to the Contract Owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the current age, sex, and health of the Contract Owner and joint owner, if applicable.  Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide’s home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the Contract Owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

Termination of the Benefit

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits

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associated with the 7% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

5% Lifetime Income Option

The 5% Lifetime Income Option is no longer available for election.   The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must have been between 45 and 85 years old at the time the 5% Lifetime Income Option was elected.  For most contracts, the determining life is that of the Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  If in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Option is 0.85% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the "5% L.Inc anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see "Income Benefit Investment Options" later in this prospectus.  Allocations to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Once this option is elected, contract loans are unavailable.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 5% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 5% L.Inc Anniversary plus purchase payments submitted and credits applied after that 5% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each 5% L.Inc Anniversary up to and including the 10th 5% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 5% L.Inc Anniversary, increased by a simple interest rate of 5% through the 10th 5% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% L.Inc Anniversary.

When a purchase payment is made on a date other than a 5% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% L.Inc Anniversary.

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However, if at any time prior to the first surrender the Contract Value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 5% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 5% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a surrender from the contract.  The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables:

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract Owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax adviser.

At the time of the first surrender and on each 5% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 5% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the Contract Owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 5% Lifetime Withdrawal Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 5% Lifetime Withdrawal Percentage limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% Lifetime Withdrawal Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision if the gross surrender exceeds the 5% Lifetime Withdrawal Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 5% Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to surrender Contract Value in excess of that year’s benefit amount provided that the Contract Value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

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(2)	the ratio of the dollar amount of the excess surrender to the Contract Value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to surrender Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide permits Contract Owners to elect to automatically reset the Current Income Benefit Base on each 5% L.Inc anniversary after the first surrender from the contract.  For those who do not elect to automatically reset their Current Income Benefit Base, if the Contract Value exceeds the Current Income Benefit Base, the Contract Owner will have the opportunity to instruct Nationwide to reset the Current Income Benefit Base to equal the current Contract Value.  Nationwide will provide the Contract Owner with the Contract Value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the Current Income Benefit Base.  If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.

A Contract Owner’s election to automatically reset the Current Income Benefit Base or the automatic reset provisions included in contracts issued on or after May 1, 2007 will cease anytime the terms and conditions of the 5% Lifetime Income Option changes.  Nationwide will notify the Contract Owner anytime the terms and conditions of the 5% Lifetime Income Option changes and will provide the Contract Owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 5% Lifetime Income Option charge.  If the Contract Owner does not elect to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary date, the Current Income Benefit Base and 5% Lifetime Income Option charges will not change.  Contract Owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the Contract Owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the Contract Owner of the following three options:

1)	The Contract Owner can continue to take withdrawals equal to the Lifetime Withdrawal Percentage until the death of the Contract Owner;

2)	The Contract Owner may elect the Age Based lump sum settlement option described below; or

3)	The Contract Owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the Contract Owner makes an election the election is irrevocable.  If the Contract Owner does not make an election within the 60 days Nationwide will assume that the Contract Owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a Contract Owner to take an Age Based lump sum settlement equal to the Contract Owner’s current benefit

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amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the current age, sex, and health of the Contract Owner and joint owner, if applicable.  Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide’s home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the Contract Owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

Spousal Continuation Benefit

At the time the 10% Lifetime Income Option , 7% Lifetime Income Option, or the 5% Lifetime Income Option is elected , the Contract Owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts) . .   The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.   The 10% Spousal Continuation Benefit is only available for contracts issued in jurisdictions other than the State of New York.  The charge for the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base. The current charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base . .  The current charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)
For contracts electing the 10% or 5% Spousal Continuation Benefit, both spouses must be between 45 and 85 years old at the time of application.  For contracts that elect the 7% Spousal Continuation Benefit, both spouses must be between 50 and 85 years old at the time of application.

(2)
For contracts that elect the 10% or 5% Spousal Continuation Benefit, both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. For contracts that elect the 7% Spousal Continuation Benefit, both spouses must be age 50 before either spouse is eligible to begin withdrawals.   Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met.  See "Federal Tax Considerations’" in "Appendix C: Contract Types and Tax Information" for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	The lifetime withdrawal percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner.

(6)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as Co-Annuitants.

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(7)	No person other than the spouse may be named as Contract Owner, Annuitant or primary beneficiary.

(8)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the Contract Owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a Contract Owner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (Co-Annuitant) dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay for the option until annuitization.

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B	X	X
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B		X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II	X	X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	X	X
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares	X	X
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X	X	X2	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	X	X	X3	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2	X	X	X3
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Invesco - Invesco V.I. Capital Appreciation Fund: Series II	X	X
Invesco - Invesco V.I. Capital Development Fund: Series II	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy	X	X
Janus Aspen Series - Balanced Portfolio: Service Shares	X	X
Janus Aspen Series - Forty Portfolio: Service Shares	X	X
Janus Aspen Series - Global Technology Portfolio: Service II Shares
Janus Aspen Series - Overseas Portfolio: Service II Shares
Janus Aspen Series - Overseas Portfolio: Service Shares
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class	X	X
MFS® Variable Insurance Trust - MFS Value Series: Service Class	X	X
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II
Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	X	X	X3	X
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II		X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II	X	X	X4
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II	X	X	X3	X5
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	X	X	X3
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X3	X5
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II	X	X
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class	X	X
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class	X	X
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares	X	X
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB	X	X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB	X	X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II	X	X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II	X	X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II	X	X
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Victory Variable Insurance Funds - Diversified Stock Fund: Class A
Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Asset Allocation Fund
Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund
Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund
Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund
Custom Portfolio Asset Rebalancing Service
Conservative	X	X	X	X
Moderately Conservative	X	X	X	X
Balanced	X	X	X	X
Moderate	X	X	X	X
Capital Appreciation	X	X	X	X
Moderately Aggressive5	X	X	X	X
Aggressive	X	X	X
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)6	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)6	X	X	X2	X

1 This table provides a comprehensive list of all variable investment options that have been made available with the respective Income Benefit Investment Options, as indicated with an "X."  Some of the indicated variable investment options may not currently be available.  To determine whether or not a particular investment option is currently available, see "Appendix A: Underlying Mutual Funds."

2 The five year program duration is not available with this investment option.

3 The five and seven year program durations are not available with this investment option.

4 The Enhanced CPPLI option is not available with this investment option.

5 Effective March 2, 2009, this investment option will no longer be available to new investors in these Income Benefit Investment Options (5% L.Inc, 7% L.Inc and 10% L.Inc).

If you are invested in these Income Benefit Investment Options prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in these Income Benefit Investment Options.  No transfers into these Income Benefit Investment Options will be permitted on or after March 2, 2009.  Any asset rebalancing program established prior to March 2,

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2009, that includes one of these Income Benefit Investment Options will continue to rebalance; however, you will not be permitted to increase the percentage of Contract Value that is rebalanced into these Income Benefit Investment Options.

In addition, effective March 2, 2009, the Nationwide Allocation Architect ("NAA") Moderately Aggressive model and the Custom Portfolio Moderately Aggressive Model will no longer be available to new investors that have elected a Lifetime Income Option.  If you invested in either of these models prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in that model.  If you transfer Contract Value out of either the NAA Moderately Aggressive Model or the Custom Portfolio Moderately Aggressive model on or after March 2, 2009, you will not be permitted to subsequently transfer Contract Value back into that model.

In addition, the NAA Moderately Aggressive model, the Custom Portfolio Moderately Aggressive model, and the Income Benefit Investment Options listed above will no longer be available for any dollar cost averaging program established on or after March 2, 2009.  Any dollar cost averaging program established prior to March 2, 2009, that includes the NAA Moderately Aggressive model, the Custom Portfolio Moderately Aggressive model, or either of the Income Benefit Investment Options listed above will continue uninterrupted, however, you will not be permitted to increase the percentage of Contract Value that is transferred through your dollar cost averaging program into any of these investments.

6 Effective May 1, 2009, the Balanced Option and the Capital Appreciation Option of the Static Asset Allocation Models will no longer be available to new investors that have selected the L.Inc option.

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Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one accumulation/Annuity Unit value, but rather, direct investment in a certain allocation of Sub-Accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocation or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions.  However, a Contract Owner’s investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the "Transfers Prior to Annuitization" provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see "Appendix A: Underlying Mutual Funds."

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected was the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.  If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified Contract Owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

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Contingent Owner

The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The Contract Owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.

The Contract Owner may not name a new Annuitant without Nationwide’s consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant.  The contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent Annuitant of greater age.

If a contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent Annuitant.

Co-Annuitant

A Co-Annuitant, if named, must be the Annuitant’s spouse.  The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint Annuitant of greater age.

The Contract Owner may name a joint Annuitant at any time before the Annuitization Date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies. The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner’s spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide’s underwriting and approval);

•	contingent Annuitant (subject to Nationwide’s underwriting and approval);

•	Co-Annuitant (must be the Annuitant’s spouse);

•	joint Annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  No change will be effective unless and until it is received and recorded at Nationwide's home office. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner.  Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent Annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

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Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity***	$3,000	$500

*A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

*** Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elected an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z’s contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z’s contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that

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allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the Contract Owner’s household.  In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the available Accumulation Unit value next computed after the payment is received.  If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change future allocations to the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.

For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

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(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.15% to 3.10% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the Fixed Account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed

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Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of a Fixed Account interest rate guarantee period.  Fixed Account transfers must be made within 45 days after the end of the Fixed Account interest rate guarantee period.  The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the Fixed

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Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A Contract Owner may request to transfer allocations from a Guaranteed Term Option to the Sub-Accounts and/or the Fixed Account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Please see "Extra Value Options" for a description of the recapture of the amount credited under an Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the Annuitant’s death, Contract Owners may generally surrender some or all of their Contract Value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If an Extra Value Option was elected, and the amount withdrawn is or would be subject to a CDSC under the B Schedule CDSC schedule, then for the first 7 Contract Years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option.  No recapture will take place after the 7th Contract Year.

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Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days (see, "Pricing").  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a Contract Owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•
a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	any recapture of extra value credit;

•	amounts allocated to the Fixed Account and any interest credited;

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment; and

•	Purchase Payment Credits (if applicable).

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC-free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a Contract Year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the Annuitant’s death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such

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Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.

If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest

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rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise and will be subject to any Variable Account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

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Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the:

•	Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class 2

•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I

•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares

to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.

Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Dollar Cost Averaging program.  Enhanced Fixed Account Dollar Cost Averaging is not available for contracts where the Contract Owner elected the C Schedule Option.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced Fixed Account into other Sub-Accounts.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Amounts allocated to the enhanced Fixed Account earn a higher rate of interest than assets allocated in the standard Fixed Account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide will process transfers until either amounts allocated to the enhanced Fixed Account are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  For Enhanced Fixed Account Dollar Cost Averaging, when a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced Fixed Account  according to future investment allocation instructions.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including an enhanced Fixed Account, for a period of up to 6 months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as "Dollar Cost Averaging for Living Benefits."

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.

Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  The investment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are the only investment options available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the Fixed Account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.  Please refer to the "Income Benefits Investment Chart" earlier in this prospectus for the investment options available for these living benefits. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.  Nationwide will process transfers until amounts allocated to the standard or enhanced Fixed Account are exhausted or the Contract Owner instructs Nationwide to stop the transfers.

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Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.

Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts is permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.  The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will continue to process transfers until the Contract Owner instructs Nationwide to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the Contract Owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The Contract Owner’s age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the applicable CDSC provision.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Custom Portfolio Asset Rebalancing Service

For Contract Owners that have elected the CPP, CPPLI or a Lifetime Income Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  (Note: As of May 1, 2010 Custom Portfolio Asset Rebalancing is available for contracts with Enhanced CPP Programs.  Prior to May 1, 2010 contracts with Enhanced CPP programs were excluded.)  Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.

Custom Portfolio offers several asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The Contract Owner selects their model, then selects the specific underlying

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mutual funds (also classified according to standardized asset categories) and investment percentages within the model’s parameters, enabling the Contract Owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.

Note: Contract Owners should consult with a qualified investment adviser regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the Contract Owner creates their "Custom Portfolio," that Contract Owner’s model is static.  This means that that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to Nationwide’s home office.  While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive1:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns. This model is only available for contracts that elected the CPP or CPPLI Options.

1  On or after March 2, 2009, this model will no longer be available to new investors that have elected a Lifetime Income Option.  If you invested in this model prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in this model.  If you transfer out of the Moderately Aggressive model on or after March 2, 2009, you will not be permitted to subsequently transfer Contract Value back into this model.

In addition, the Moderately Aggressive model will also no longer be available for any dollar cost averaging program established on or after March 2, 2009.  Any dollar cost averaging program established prior to March 2, 2009 that includes the Moderately Aggressive model will continue uninterrupted, however, you will not be permitted to increase the percentage of Contract Value that is transferred through your dollar cost averaging program into this investment.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected.  At that time, Contract Owners elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the Variable Account Contract Value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the Contract Owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract Owners who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new "Custom Portfolio" within that new model.  Contract Owners who have elected the CPPLI and the CPP Option are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, Contract Owners must submit new allocation instructions to Nationwide’s home office in writing on Nationwide’s administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.

Terminating Participation in Custom Portfolio

Contract Owners can terminate participation in Custom Portfolio by submitting a written request to Nationwide’s home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Lifetime Income Option, as applicable.  Termination is effective on the date the termination request is received at Nationwide’s home office in good order.

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Death Benefits

Death of Contract Owner

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.

If no joint owner is named, the contingent owner becomes the Contract Owner.

If no contingent owner is named, the beneficiary becomes the Contract Owner.

If no beneficiary survives the Contract Owner, the last surviving Contract Owner’s estate becomes the Contract Owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant and no death benefit is payable.  If no contingent Annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner’s estate will receive the death benefit.  If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner’s estate will receive the death benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity (please see the "Annuity Payment Options" section for additional information); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant’s death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the "Operation of the Contract" section for additional information.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts"). If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than

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or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5 year contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1) (a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5 year contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit II Option at the time of application.  The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

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The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)      if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit Option at the time of application.  The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.  This option is the same as the One-Year Enhanced Death Benefit II Option except for the price and there is no restriction on the Annuitant's age.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  The One-Month Enhanced Death Benefit Option is available beginning May 1, 2004 (or a later date if state law requires) and for contracts with Annuitants age 75 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

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If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit is only available until state approval is received for the One-Month Enhanced Death Benefit Option and for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the Annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the Contract Value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary

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value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)      if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	The 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature

The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge.  The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(2)	The spouses must be Co-Annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as Contract Owner, Annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner); and

(7)
If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.

If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant’s death, Nationwide will adjust the Contract Value to equal the death benefit value.  The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Feature to cover a subsequent spouse.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

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Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Generally, the Contract Owner designates the Annuity Commencement Date at the time of application.  If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90 for Non-Qualified Contracts and the date the Contract Owner reaches age 70½ for all other contract types.

The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.  The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Options

If the Contract Owner elected a Lifetime Income Option, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the Annuity Commencement Date may have negative tax consequences.  See "Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs" in Appendix C: Contract Types and Tax Information, the "10% Lifetime Income Option," the "7% Lifetime Income Option," and the "5% Lifetime Income Option" provisions in this prospectus.  Consult a qualified tax adviser.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  If the Contract Owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above.  (See the "Required Distributions" provision in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be moved to the Variable Account prior to the Annuitization Date.  There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."  The Nationwide Allocation Architect and the Static Asset Allocation Models are not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;

•	the adjusted age and sex of the Annuitant (and joint Annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the Annuitization Date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

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Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date.  This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due.  The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)
multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the Annuitant’s age (and the joint Annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the "Operation of the Contract" section for additional information.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts").  If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant’s death.  For example, if the Annuitant dies before

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the second annuity payment date, the Annuitant will receive only one payment.  The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on.   No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant.  After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if both Annuitants die before the second annuity payment date, the Annuitants will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the Contract Owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements;

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an

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affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit

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of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

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On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful "revenue sharing" payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 3330

Securities Act of 1933 Registration File No. 333-103094

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

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Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (formerly, Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

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Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Invesco - Invesco V.I. Capital Appreciation Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

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Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II
Investment Adviser:	MTB Investment Advisors, Inc.
Investment Objective:	Capital appreciation and, secondarily, income.
Designation: FF

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

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Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

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Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Aggressive Fund (“Aggressive Fund” or the “Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the “Fund”) seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Conservative Fund (“Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation: FF

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderate Fund (“Moderate Fund” or the “Fund”) seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund (“Moderately Aggressive Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund (“Moderately Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

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Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management LLC; Wells Capital Management, Inc.; Winslow Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

88

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class II)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

89

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
This sub-account is no longer available to receive transfers or new premium payments effective
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

90

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Victory Variable Insurance Funds - Diversified Stock Fund: Class A
Investment Adviser:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Asset Allocation Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Asset Allocation Fund)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term total return, consistent with reasonable risk.

91

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Large Company Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Total Return Bond Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Total return consisting of income and capital appreciation.

92

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 4.60%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                         1-800-848-6331, TDD 1-800-238-3035
writing:                         Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                     www.nationwide.com

The following Sub-Accounts were added to the Variable Account effective May 1, 2010, therefore; no Condensed Financial Information is available:

Janus Aspen Series
•	Global Technology Portfolio: Service II Shares
MFS® Variable Insurance Trust II
•	International Value Portfolio: Service Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio – II
Van Eck Variable Insurance Products Trust
•	Global Hard Assets Fund: Class R1

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.956904	13.034889	18.97%	7,506	2009
	18.690560	10.956904	-41.38%	9,752	2008
	18.032753	18.690560	3.65%	11,403	2007
	15.593547	18.032753	15.64%	12,362	2006
	15.081312	15.593547	3.40%	14,189	2005
	13.717395	15.081312	9.94%	17,296	2004
	10.000000	13.717395	37.17%	10,912	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.235829	18.664793	41.02%	34,530	2009
	20.839679	13.235829	-36.49%	7,098	2008
	20.766243	20.839679	0.35%	2,537	2007
	18.394800	20.766243	12.89%	2,729	2006
	17.450976	18.394800	5.41%	3,459	2005
	14.826000	17.450976	17.71%	3,880	2004
	10.000000	14.826000	48.26%	2,202	2003*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.590410	12.627445	8.95%	373,101	2009
	11.914534	11.590410	-2.72%	249,327	2008
	11.008718	11.914534	8.23%	191,798	2007
	10.962430	11.008718	0.42%	195,760	2006
	10.918983	10.962430	0.40%	167,708	2005
	10.439405	10.918983	4.59%	50,059	2004
	10.000000	10.439405	4.39%	3,072	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.377543	13.245674	16.42%	15,626	2009
	17.634281	11.377543	-35.48%	15,769	2008
	17.918223	17.634281	-1.58%	16,987	2007
	15.517116	17.918223	15.47%	16,612	2006
	15.018694	15.517116	3.32%	16,846	2005
	13.496328	15.018694	11.28%	17,491	2004
	10.000000	13.496328	34.96%	9,160	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.597456	12.314461	28.31%	107,501	2009
	12.861436	9.597456	-25.38%	77,291	2008
	13.335329	12.861436	-3.55%	78,857	2007
	11.220590	13.335329	18.85%	50,705	2006
	10.000000	11.220590	12.21%	8,806	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.636157	14.954371	18.35%	292,513	2009
	17.464450	12.636157	-27.65%	264,200	2008
	18.659394	17.464450	-6.40%	229,904	2007
	15.933872	18.659394	17.11%	158,259	2006
	15.372492	15.933872	3.65%	89,871	2005
	13.620680	15.372492	12.86%	47,758	2004
	10.000000	13.620680	36.21%	6,716	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.084265	20.84%	38,056	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.141452	17.477229	23.59%	54,779	2009
	20.707767	14.141452	-31.71%	44,517	2008
	21.088094	20.707767	-1.80%	46,223	2007
	18.645717	21.088094	13.10%	40,847	2006
	17.589721	18.645717	6.00%	42,152	2005
	14.599264	17.589721	20.48%	31,447	2004
	10.000000	14.599264	45.99%	3,846	2003*

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.997151	13.701928	24.60%	218,562	2009
	17.749446	10.997151	-38.04%	226,260	2008
	17.103366	17.749446	3.78%	245,729	2007
	15.018123	17.103366	13.88%	242,875	2006
	14.547372	15.018123	3.24%	234,079	2005
	13.336012	14.547372	9.08%	138,026	2004
	10.000000	13.336012	33.36%	16,757	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.416659	13.793989	20.82%	58,068	2009
	16.434209	11.416659	-30.53%	38,359	2008
	15.560255	16.434209	5.62%	34,549	2007
	13.545393	15.560255	14.87%	37,988	2006
	13.160630	13.545393	2.92%	34,603	2005
	12.704382	13.160630	3.59%	14,671	2004
	10.000000	12.704382	27.04%	994	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.737661	10.862462	24.32%	3,075	2009
	14.204831	8.737661	-38.49%	2,785	2008
	16.198118	14.204831	-12.31%	2,774	2007
	15.828751	16.198118	2.33%	3,045	2006
	15.169524	15.828751	4.35%	3,391	2005
	13.819561	15.169524	9.77%	4,479	2004
	10.000000	13.819561	38.20%	398	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.928954	13.356052	11.96%	7,572	2009
	17.158258	11.928954	-30.48%	9,509	2008
	15.832465	17.158258	8.37%	17,128	2007
	13.833020	15.832465	14.45%	20,094	2006
	13.760220	13.833020	0.53%	22,606	2005
	12.996293	13.760220	5.88%	27,234	2004
	10.000000	12.996293	29.96%	3,102	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.222693	12.141918	18.77%	154,198	2009
	11.186532	10.222693	-8.62%	164,140	2008
	10.764091	11.186532	3.92%	208,363	2007
	10.478252	10.764091	2.73%	221,518	2006
	10.496221	10.478252	-0.17%	217,733	2005
	10.277156	10.496221	2.13%	157,703	2004
	10.000000	10.277156	2.77%	20,117	2003*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.200014	11.272730	22.53%	286,319	2009
	12.437405	9.200014	-26.03%	201,868	2008
	11.605434	12.437405	7.17%	74,525	2007
	10.713685	11.605434	8.32%	16,741	2006
	10.000000	10.713685	7.14%	1,739	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.786820	11.165396	27.07%	735,817	2009
	13.227994	8.786820	-33.57%	299,412	2008
	12.169729	13.227994	8.70%	143,421	2007
	11.020914	12.169729	10.42%	61,530	2006
	10.000000	11.020914	10.21%	3,325	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.411623	10.907377	29.67%	39,193	2009
	13.763321	8.411623	-38.88%	25,496	2008
	12.535369	13.763321	9.80%	25,457	2007
	11.229430	12.535369	11.63%	19,760	2006
	10.000000	11.229430	12.29%	3,875	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.733331	17.051241	33.91%	522,958	2009
	22.477610	12.733331	-43.35%	608,412	2008
	19.386149	22.477610	15.95%	694,112	2007
	17.599157	19.386149	10.15%	562,374	2006
	15.262532	17.599157	15.31%	397,601	2005
	13.407582	15.262532	13.84%	172,175	2004
	10.000000	13.407582	34.08%	16,860	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.030983	14.632820	45.88%	85,295	2009
	22.256534	10.030983	-54.93%	82,415	2008
	15.460332	22.256534	43.96%	71,005	2007
	13.411310	15.460332	15.28%	35,049	2006
	10.000000	13.411310	34.11%	8,501	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.584588	13.589574	28.39%	497,697	2009
	18.724223	10.584588	-43.47%	455,007	2008
	18.705230	18.724223	0.10%	436,907	2007
	15.777855	18.705230	18.55%	317,963	2006
	15.118716	15.777855	4.36%	261,250	2005
	13.749992	15.118716	9.95%	137,706	2004
	10.000000	13.749992	37.50%	24,248	2003*

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.146051	12.834093	26.49%	147,518	2009
	19.479922	10.146051	-47.92%	100,391	2008
	15.559606	19.479922	25.20%	112,728	2007
	14.769421	15.559606	5.35%	97,936	2006
	14.161509	14.769421	4.29%	97,177	2005
	13.892476	14.161509	1.94%	71,973	2004
	10.000000	13.892476	38.92%	10,372	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.836274	12.368667	14.14%	2,523,159	2009
	11.355411	10.836274	-4.57%	2,379,044	2008
	11.037441	11.355411	2.88%	2,294,105	2007
	10.721986	11.037441	2.94%	873,652	2006
	10.644691	10.721986	0.73%	286,600	2005
	10.335483	10.644691	2.99%	132,568	2004
	10.000000	10.335483	3.35%	20,689	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.633776	21.597277	38.14%	471,558	2009
	26.188192	15.633776	-40.30%	414,031	2008
	22.971128	26.188192	14.00%	355,875	2007
	20.673509	22.971128	11.11%	253,238	2006
	17.720724	20.673509	16.66%	204,921	2005
	14.380974	17.720724	23.22%	137,987	2004
	10.000000	14.380974	43.81%	17,648	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.563164	18.170300	24.77%	6,116	2009
	26.289867	14.563164	-44.61%	6,353	2008
	22.722492	26.289867	15.70%	9,831	2007
	19.517361	22.722492	16.42%	10,476	2006
	16.621745	19.517361	17.42%	10,745	2005
	14.839398	16.621745	12.01%	11,290	2004
	10.000000	14.839398	48.39%	5,060	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.682539	12.078842	24.75%	182,022	2009
	17.474744	9.682539	-44.59%	164,573	2008
	15.102611	17.474744	15.71%	148,288	2007
	12.967855	15.102611	16.46%	124,907	2006
	11.047743	12.967855	17.38%	101,380	2005
	10.000000	11.047743	10.48%	50,498	2004*

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.944702	17.002078	55.35%	21,698	2009
	22.729091	10.944702	-51.85%	27,252	2008
	21.808314	22.729091	4.22%	34,299	2007
	19.017044	21.808314	14.68%	36,574	2006
	18.781893	19.017044	1.25%	31,674	2005
	16.690522	18.781893	12.53%	23,979	2004
	10.000000	16.690522	66.91%	6,401	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.937530	10.639189	34.04%	718,515	2009
	11.415294	7.937530	-30.47%	631,850	2008
	11.130667	11.415294	2.56%	590,457	2007
	10.000000	11.130667	11.31%	135,414	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.899829	13.803199	15.99%	258,618	2009
	16.513537	11.899829	-27.94%	285,803	2008
	17.168132	16.513537	-3.81%	394,501	2007
	14.828269	17.168132	15.78%	432,966	2006
	14.503361	14.828269	2.24%	375,400	2005
	13.218232	14.503361	9.72%	138,090	2004
	10.000000	13.218232	32.18%	23,994	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.038386	17.922968	27.67%	506,236	2009
	21.202291	14.038386	-33.79%	152,690	2008
	21.973252	21.202291	-3.51%	172,733	2007
	19.001500	21.973252	15.64%	138,228	2006
	17.672605	19.001500	7.52%	90,791	2005
	14.447416	17.672605	22.32%	37,505	2004
	10.000000	14.447416	44.47%	8,028	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.604890	8.504046	28.75%	80,046	2009
	10.000000	6.604890	-33.95%	28,608	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.580883	16.349715	70.65%	47,421	2009
	20.479456	9.580883	-53.22%	58,710	2008
	16.098968	20.479456	27.21%	79,774	2007
	12.706625	16.098968	26.70%	50,692	2006
	10.000000	12.706625	27.07%	13,850	2005*

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.224700	19.269721	35.47%	6,723	2009
	24.136152	14.224700	-41.06%	8,225	2008
	21.149341	24.136152	14.12%	15,490	2007
	17.616721	21.149341	20.05%	17,346	2006
	16.176154	17.616721	8.91%	21,371	2005
	13.806194	16.176154	17.17%	30,349	2004
	10.000000	13.806194	38.06%	11,581	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.139330	13.750921	35.62%	325,573	2009
	17.208279	10.139330	-41.08%	1,374,942	2008
	15.080228	17.208279	14.11%	843,770	2007
	12.559684	15.080228	20.07%	360,712	2006
	11.536447	12.559684	8.87%	125,053	2005
	10.000000	11.536447	15.36%	35,533	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.602913	14.785942	17.32%	170,062	2009
	12.004450	12.602913	4.99%	193,109	2008
	10.938098	12.004450	9.75%	191,833	2007
	9.805659	10.938098	11.55%	106,061	2006
	10.000000	9.805659	-1.94%	18,959	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.922204	11.840138	19.33%	16,441	2009
	17.495452	9.922204	-43.29%	19,234	2008
	15.841438	17.495452	10.44%	21,991	2007
	15.109879	15.841438	4.84%	21,353	2006
	14.077552	15.109879	7.33%	16,235	2005
	13.393156	14.077552	5.11%	12,723	2004
	10.000000	13.393156	33.93%	5,726	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.305219	15.867684	40.36%	27,839	2009
	21.631595	11.305219	-47.74%	24,923	2008
	19.796443	21.631595	9.27%	27,427	2007
	17.225829	19.796443	14.92%	31,463	2006
	15.947910	17.225829	8.01%	27,423	2005
	13.996305	15.947910	13.94%	19,105	2004
	10.000000	13.996305	39.96%	225	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.873555	18.74%	43,909	2009*

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.009955	16.150346	24.14%	15,306	2009
	15.679494	13.009955	-17.03%	11,815	2008
	14.383232	15.679494	9.01%	20,356	2007
	13.177656	14.383232	9.15%	19,447	2006
	12.381972	13.177656	6.43%	21,396	2005
	11.566752	12.381972	7.05%	32,350	2004
	10.000000	11.566752	15.67%	17,105	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.010568	18.778978	44.34%	89,232	2009
	23.634716	13.010568	-44.95%	58,748	2008
	17.499988	23.634716	35.06%	24,691	2007
	16.224004	17.499988	7.86%	7,665	2006
	14.581300	16.224004	11.27%	5,460	2005
	12.504147	14.581300	16.61%	5,385	2004
	10.000000	12.504147	25.04%	257	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.911924	22.855871	77.01%	215,940	2009
	27.333053	12.911924	-52.76%	283,141	2008
	21.591304	27.333053	26.59%	174,323	2007
	14.889076	21.591304	45.01%	100,992	2006
	11.408889	14.889076	30.50%	8,616	2005
	10.000000	11.408889	14.09%	5,949	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	19.143301	33.886132	77.01%	1,592	2009
	40.540238	19.143301	-52.78%	1,593	2008
	32.037740	40.540238	26.54%	3,697	2007
	22.102874	32.037740	44.95%	3,698	2006
	16.946477	22.102874	30.43%	3,699	2005
	14.444423	16.946477	17.32%	5,764	2004
	10.000000	14.444423	44.44%	3,441	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.191716	14.013209	37.50%	30,583	2009
	16.360596	10.191716	-37.71%	35,636	2008
	14.908348	16.360596	9.74%	46,560	2007
	14.054703	14.908348	6.07%	58,769	2006
	13.641189	14.054703	3.03%	53,716	2005
	12.662180	13.641189	7.73%	16,126	2004
	10.000000	12.662180	26.62%	2,850	2003*

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.234707	16.019700	21.04%	1,045,304	2009
	19.906881	13.234707	-33.52%	160,684	2008
	18.718319	19.906881	6.35%	118,579	2007
	15.713331	18.718319	19.12%	72,636	2006
	14.930108	15.713331	5.25%	36,095	2005
	13.153700	14.930108	13.51%	6,874	2004
	10.000000	13.153700	31.54%	1,312	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.948104	11.111514	24.18%	100,887	2009
	12.763276	8.948104	-31.17%	147,540	2008
	12.080186	12.763276	5.65%	149,015	2007
	11.067149	12.080186	9.15%	143,662	2006
	10.765357	11.067149	2.80%	131,889	2005
	10.000000	10.765357	7.65%	98,583	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.205394	10.312225	12.02%	1,253,496	2009
	10.757043	9.205394	-14.42%	2,007,434	2008
	10.387234	10.757043	3.56%	1,791,832	2007
	10.084028	10.387234	3.01%	690,329	2006
	10.055878	10.084028	0.28%	125,018	2005
	10.094213	10.055878	-0.38%	65,827	2004
	10.000000	10.094213	0.94%	16,335	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.462012	11.481440	21.34%	4,465	2009
	15.815002	9.462012	-40.17%	5,122	2008
	15.918034	15.815002	-0.65%	8,469	2007
	15.299187	15.918034	4.04%	7,683	2006
	15.040887	15.299187	1.72%	5,752	2005
	13.600525	15.040887	10.59%	5,170	2004
	10.000000	13.600525	36.01%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.394877	13.504527	29.92%	73,700	2009
	17.365394	10.394877	-40.14%	79,308	2008
	16.325586	17.365394	6.37%	1,473,999	2007
	14.524712	16.325586	12.40%	547,272	2006
	13.750324	14.524712	5.63%	21,220	2005
	12.279585	13.750324	11.98%	10,850	2004
	10.000000	12.279585	22.80%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.331195	13.31%	352	2009*

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.455035	24.55%	24,889	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.629628	9.307778	22.00%	12,698,235	2009
	10.991163	7.629628	-30.58%	5,615,955	2008
	10.476339	10.991163	4.91%	3,393,826	2007
	10.000000	10.476339	4.76%	1,008,088	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.484428	10.514432	10.86%	3,441,979	2009
	10.645730	9.484428	-10.91%	1,276,507	2008
	10.458382	10.645730	1.79%	476,976	2007
	10.000000	10.458382	4.58%	36,431	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.377345	10.326441	39.98%	419,828	2009
	12.162544	7.377345	-39.34%	321,643	2008
	10.759272	12.162544	13.04%	197,387	2007
	10.000000	10.759272	7.59%	29,820	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.273149	8.605881	37.19%	947,533	2009
	11.375941	6.273149	-44.86%	828,110	2008
	10.285224	11.375941	10.60%	495,029	2007
	10.000000	10.285224	2.85%	134,316	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.009658	7.763734	29.19%	4,467,865	2009
	9.816107	6.009658	-38.78%	1,389,468	2008
	10.000000	9.816107	-1.84%	334,511	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.458553	15.093811	44.32%	15,229	2009
	14.692698	10.458553	-28.82%	19,491	2008
	14.412770	14.692698	1.94%	33,077	2007
	13.182227	14.412770	9.33%	42,121	2006
	13.025117	13.182227	1.21%	53,160	2005
	11.968242	13.025117	8.83%	89,347	2004
	10.000000	11.968242	19.68%	2,458	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.288832	11.969129	44.40%	108,149	2009
	11.662156	8.288832	-28.93%	122,554	2008
	11.436266	11.662156	1.98%	129,153	2007
	10.460288	11.436266	9.33%	102,554	2006
	10.000000	10.460288	4.60%	44,550	2005*

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.465521	6.993821	27.96%	59,432	2009
	10.000000	5.465521	-45.34%	9,687	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.313887	33.14%	1,352	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.114540	7.733391	51.20%	30,982	2009
	10.000000	5.114540	-48.85%	2,461	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.128884	7.952881	29.76%	2,015,768	2009
	10.000000	6.128884	-38.71%	2,408,312	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.363626	8.127013	27.71%	7,772	2009
	10.000000	6.363626	-36.36%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.927537	9.389621	18.44%	3,148,808	2009
	10.000000	7.927537	-20.72%	448,773	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.204634	8.842676	22.74%	7,515,199	2009
	10.000000	7.204634	-27.95%	1,138,664	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	9.078992	10.143105	11.72%	1,900,192	2009
	10.000000	9.078992	-9.21%	474,456	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.562819	9.116587	20.54%	6,698,757	2009
	10.000000	7.562819	-24.37%	1,374,242	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.841204	8.559890	25.12%	1,581,447	2009
	10.000000	6.841204	-31.59%	768,311	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.307908	9.664334	16.33%	1,930,284	2009
	10.000000	8.307908	-16.92%	283,603	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.846940	10.569931	7.34%	1,064,883	2009
	10.000000	9.846940	-1.53%	1,798	2008*

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.852755	11.340265	15.10%	42,831	2009
	10.000000	9.852755	-1.47%	14,176	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.975923	33.815985	61.21%	483	2009
	50.440300	20.975923	-58.41%	483	2008
	35.146754	50.440300	43.51%	767	2007
	26.082562	35.146754	34.75%	767	2006
	19.938759	26.082562	30.81%	1,279	2005
	16.747920	19.938759	19.05%	1,280	2004
	10.000000	16.747920	67.48%	35	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.457530	20.083189	61.21%	50,527	2009
	29.909118	12.457530	-58.35%	60,364	2008
	20.803597	29.909118	43.77%	72,653	2007
	15.411174	20.803597	34.99%	45,587	2006
	11.767045	15.411174	30.97%	22,494	2005
	10.000000	11.767045	17.67%	7,932	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.121741	12.304475	1.51%	2,022,923	2009
	11.383970	12.121741	6.48%	2,374,849	2008
	10.747750	11.383970	5.92%	1,924,880	2007
	10.520907	10.747750	2.16%	826,936	2006
	10.306612	10.520907	2.08%	239,662	2005
	10.097116	10.306612	2.07%	126,068	2004
	10.000000	10.097116	0.97%	24,373	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.617105	8.412370	27.13%	12,193	2009
	11.762888	6.617105	-43.75%	9,749	2008
	10.879072	11.762888	8.12%	4,938	2007
	10.000000	10.879072	8.79%	394	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.518763	15.741444	25.74%	575,318	2009
	20.052686	12.518763	-37.57%	559,049	2008
	19.146442	20.052686	4.73%	501,208	2007
	16.572991	19.146442	15.53%	450,815	2006
	15.533235	16.572991	6.69%	326,252	2005
	13.780963	15.533235	12.72%	186,381	2004
	10.000000	13.780963	37.81%	39,679	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.550746	15.51%	976,583	2009*

104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.110672	21.11%	1,520,438	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.565462	12.471040	7.83%	2,130,762	2009
	12.449849	11.565462	-7.10%	1,471,803	2008
	11.952305	12.449849	4.16%	843,905	2007
	11.388958	11.952305	4.95%	773,895	2006
	11.152306	11.388958	2.12%	784,722	2005
	10.780499	11.152306	3.45%	615,201	2004
	10.000000	10.780499	7.80%	162,494	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.073397	14.218297	17.77%	12,723,507	2009
	15.902704	12.073397	-24.08%	9,825,685	2008
	15.226962	15.902704	4.44%	9,169,860	2007
	13.833145	15.226962	10.08%	6,334,735	2006
	13.283730	13.833145	4.14%	3,015,212	2005
	12.268354	13.283730	8.28%	1,607,992	2004
	10.000000	12.268354	22.68%	225,549	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.385996	15.230066	22.96%	7,304,794	2009
	18.263302	12.385996	-32.18%	7,158,893	2008
	17.406379	18.263302	4.92%	6,636,184	2007
	15.372992	17.406379	13.23%	4,518,346	2006
	14.524167	15.372992	5.84%	1,470,282	2005
	13.107980	14.524167	10.80%	880,437	2004
	10.000000	13.107980	31.08%	93,688	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.848856	13.418114	13.24%	3,587,493	2009
	14.109371	11.848856	-16.02%	2,688,580	2008
	13.484310	14.109371	4.64%	2,426,440	2007
	12.581077	13.484310	7.18%	1,923,386	2006
	12.180624	12.581077	3.29%	1,428,811	2005
	11.499098	12.180624	5.93%	973,442	2004
	10.000000	11.499098	14.99%	104,433	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.216175	17.866024	35.18%	78,182	2009
	21.043186	13.216175	-37.19%	83,825	2008
	19.793057	21.043186	6.32%	87,102	2007
	18.220786	19.793057	8.63%	89,577	2006
	16.442762	18.220786	10.81%	89,379	2005
	14.372884	16.442762	14.40%	59,615	2004
	10.000000	14.372884	43.73%	10,508	2003*

105

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.864686	10.744251	-1.11%	1,966,150	2009
	10.769904	10.864686	0.88%	1,510,999	2008
	10.397563	10.769904	3.58%	1,253,507	2007
	10.062340	10.397563	3.33%	864,340	2006
	9.914556	10.062340	1.49%	514,625	2005
	9.949175	9.914556	-0.35%	76,313	2004
	10.000000	9.949175	-0.51%	28,572	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.212412	12.556122	22.95%	252,542	2009
	12.491118	10.212412	-18.24%	192,261	2008
	12.078610	12.491118	3.42%	149,906	2007
	11.654865	12.078610	3.64%	113,884	2006
	11.538532	11.654865	1.01%	105,766	2005
	10.956856	11.538532	5.31%	47,128	2004
	10.000000	10.956856	9.57%	2,273	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.077196	8.176393	34.54%	1,873,432	2009
	10.000000	6.077196	-39.23%	1,942,365	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.750680	15.043154	28.02%	386	2009
	22.211152	11.750680	-47.10%	386	2008
	21.878393	22.211152	1.52%	386	2007
	18.081550	21.878393	21.00%	386	2006
	16.362769	18.081550	10.50%	386	2005
	13.794301	16.362769	18.62%	386	2004
	10.000000	13.794301	37.94%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.262755	10.576559	28.00%	369,443	2009
	15.610335	8.262755	-47.07%	914,797	2008
	15.377993	15.610335	1.51%	944,014	2007
	12.708823	15.377993	21.00%	312,250	2006
	11.499254	12.708823	10.52%	86,788	2005
	10.000000	11.499254	14.99%	34,361	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.311593	8.070301	27.86%	1,099,010	2009
	10.000000	6.311593	-36.88%	1,337	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.299706	7.934264	25.95%	167,831	2009
	10.000000	6.299706	-37.00%	6,027	2008*

106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.221846	7.792888	25.25%	1,233,119	2009
	10.000000	6.221846	-37.78%	769,715	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.705806	8.648417	28.97%	1,002,459	2009
	10.000000	6.705806	-32.94%	1,438,590	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.574786	12.037789	25.72%	29,826	2009
	18.117657	9.574786	-47.15%	24,581	2008
	16.739290	18.117657	8.23%	46,486	2007
	16.442630	16.739290	1.80%	18,385	2006
	15.439101	16.442630	6.50%	16,918	2005
	13.801295	15.439101	11.87%	12,916	2004
	10.000000	13.801295	38.01%	2,913	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	14.009965	17.430204	24.41%	39,410	2009
	20.935362	14.009965	-33.08%	39,469	2008
	22.830704	20.935362	-8.30%	43,628	2007
	19.723493	22.830704	15.75%	36,826	2006
	19.412385	19.723493	1.60%	31,723	2005
	16.785277	19.412385	15.65%	22,889	2004
	10.000000	16.785277	67.85%	2,201	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.968402	17.232892	32.88%	101,136	2009
	21.282196	12.968402	-39.06%	224,549	2008
	21.130800	21.282196	0.72%	200,067	2007
	19.128034	21.130800	10.47%	158,258	2006
	17.275766	19.128034	10.72%	85,735	2005
	14.713013	17.275766	17.42%	52,566	2004
	10.000000	14.713013	47.13%	8,486	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.419872	12.932384	24.11%	1,192,736	2009
	18.053627	10.419872	-42.28%	1,499,813	2008
	16.928560	18.053627	6.65%	1,174,551	2007
	15.101256	16.928560	12.10%	418,420	2006
	14.271744	15.101256	5.81%	9,785	2005
	13.181105	14.271744	8.27%	4,985	2004
	10.000000	13.181105	31.81%	2,098	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.589945	7.211786	29.01%	178,182	2009
	10.000000	5.589945	-44.10%	5,866	2008*

107

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.866941	10.446897	5.88%	403,948	2009
	10.000000	9.866941	-1.33%	59,768	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.937743	29.38%	14,425	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.934195	29.34%	1,411,608	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.098645	14.072345	26.79%	355,745	2009
	17.884339	11.098645	-37.94%	397,639	2008
	18.577828	17.884339	-3.73%	949,816	2007
	16.262888	18.577828	14.23%	453,418	2006
	15.826204	16.262888	2.76%	96,807	2005
	13.674044	15.826204	15.74%	45,580	2004
	10.000000	13.674044	36.74%	9,081	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.627770	13.719041	42.49%	136,438	2009
	17.924682	9.627770	-46.29%	166,439	2008
	15.927000	17.924682	12.54%	176,902	2007
	14.962433	15.927000	6.45%	155,812	2006
	14.434172	14.962433	3.66%	142,276	2005
	13.695987	14.434172	5.39%	70,004	2004
	10.000000	13.695987	36.96%	7,392	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.344243	12.874272	37.78%	265,118	2009
	15.846799	9.344243	-41.03%	296,107	2008
	15.116328	15.846799	4.83%	305,339	2007
	13.025388	15.116328	16.05%	273,346	2006
	11.553527	13.025388	12.74%	164,938	2005
	10.000000	11.553527	15.54%	81,272	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.436640	19.886761	37.75%	10,324	2009
	24.476392	14.436640	-41.02%	10,882	2008
	23.343167	24.476392	4.85%	13,476	2007
	20.120354	23.343167	16.02%	14,608	2006
	17.844773	20.120354	12.75%	15,691	2005
	15.185545	17.844773	17.51%	19,884	2004
	10.000000	15.185545	51.86%	6,972	2003*

108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.022443	2.527302	24.96%	67,821	2009
	9.574573	2.022443	-78.88%	62,506	2008
	10.000000	9.574573	-4.25%	28,629	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.960382	3.685734	24.50%	25,666	2009
	13.977407	2.960382	-78.82%	29,875	2008
	14.207523	13.977407	-1.62%	43,307	2007
	13.158348	14.207523	7.97%	62,843	2006
	13.049343	13.158348	0.84%	62,281	2005
	12.141015	13.049343	7.48%	45,847	2004
	10.000000	12.141015	21.41%	10,370	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.510501	13.298130	26.52%	1,245,937	2009
	17.324795	10.510501	-39.33%	1,408,510	2008
	16.828784	17.324795	2.95%	1,166,720	2007
	14.834684	16.828784	13.44%	547,989	2006
	14.192053	14.834684	4.53%	95,916	2005
	13.154162	14.192053	7.89%	69,371	2004
	10.000000	13.154162	31.54%	17,866	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	13.113862	17.744186	35.31%	101,069	2009
	21.399140	13.113862	-38.72%	444,737	2008
	21.955079	21.399140	-2.53%	300,587	2007
	19.370473	21.955079	13.34%	131,048	2006
	17.860093	19.370473	8.46%	47,036	2005
	15.160168	17.860093	17.81%	40,388	2004
	10.000000	15.160168	51.60%	4,257	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.881912	8.82%	15,301	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.961461	9.61%	718,570	2009*

109

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	9.083964	11.656463	28.32%	22,663	2009
	14.990773	9.083964	-39.40%	26,777	2008
	16.140864	14.990773	-7.13%	30,248	2007
	14.086781	16.140864	14.58%	33,133	2006
	13.542179	14.086781	4.02%	34,344	2005
	12.329674	13.542179	9.83%	16,315	2004
	10.000000	12.329674	23.30%	1,928	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.122313	14.934733	23.20%	1,430	2009
	21.880176	12.122313	-44.60%	1,430	2008
	20.426997	21.880176	7.11%	1,942	2007
	16.179193	20.426997	26.25%	1,986	2006
	14.587540	16.179193	10.91%	1,986	2005
	12.700361	14.587540	14.86%	1,986	2004
	10.000000	12.700361	27.00%	365	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.633740	13.987700	62.01%	4,785	2009
	13.871050	8.633740	-37.76%	6,810	2008
	13.299138	13.871050	4.30%	6,500	2007
	12.759864	13.299138	4.23%	9,086	2006
	12.212644	12.759864	4.48%	8,899	2005
	11.762739	12.212644	3.82%	9,891	2004
	10.000000	11.762739	17.63%	3,534	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.649024	10.720963	40.16%	140,624	2009
	13.493029	7.649024	-43.31%	1,036,333	2008
	12.135271	13.493029	11.19%	426,864	2007
	11.228572	12.135271	8.07%	39,369	2006
	10.000000	11.228572	12.29%	19,173	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.943123	9.834439	23.81%	464,514	2009
	12.608058	7.943123	-37.00%	418,297	2008
	12.380437	12.608058	1.84%	268,593	2007
	10.555654	12.380437	17.29%	131,784	2006
	10.000000	10.555654	5.56%	40,838	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.097843	10.918054	8.12%	68,338	2009
	11.408108	10.097843	-11.49%	1,180,775	2008
	10.969146	11.408108	4.00%	1,291,473	2007
	10.714855	10.969146	2.37%	433,087	2006
	10.428901	10.714855	2.74%	54,759	2005
	10.137329	10.428901	2.88%	32,933	2004
	10.000000	10.137329	1.37%	5,646	2003*

110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.747139	18.967320	28.62%	1,535	2009
	17.547321	14.747139	-15.96%	1,556	2008
	16.685601	17.547321	5.16%	1,563	2007
	15.233456	16.685601	9.53%	3,065	2006
	13.742442	15.233456	10.85%	3,071	2005
	12.629396	13.742442	8.81%	3,461	2004
	10.000000	12.629396	26.29%	164	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.978181	12.532630	25.60%	2,166	2009
	16.246396	9.978181	-38.58%	6,704	2008
	14.948726	16.246396	8.68%	8,990	2007
	13.302277	14.948726	12.38%	7,772	2006
	12.374294	13.302277	7.50%	5,059	2005
	11.414887	12.374294	8.40%	2,094	2004
	10.000000	11.414887	14.15%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.755499	9.992417	14.13%	0	2009
	12.495383	8.755499	-29.93%	0	2008
	11.749097	12.495383	6.35%	0	2007
	10.598769	11.749097	10.85%	0	2006
	10.212427	10.598769	3.78%	0	2005
	10.000000	10.212427	2.12%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.832924	9.684240	41.73%	0	2009
	11.330407	6.832924	-39.69%	0	2008
	10.652087	11.330407	6.37%	0	2007
	10.528495	10.652087	1.17%	0	2006
	10.076254	10.528495	4.49%	0	2005
	10.000000	10.076254	0.76%	0	2004*

Wells Fargo Advantage Funds -Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.853008	13.358197	50.89%	13,808	2009
	15.289624	8.853008	-42.10%	0	2008
	13.591399	15.289624	12.49%	0	2007
	11.200593	13.591399	21.35%	0	2006
	10.664779	11.200593	5.02%	0	2005
	10.000000	10.664779	6.65%	0	2004*

111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.035993	12.217550	10.71%	2,116	2009
	10.903707	11.035993	1.21%	2,116	2008
	10.388093	10.903707	4.96%	2,116	2007
	10.122304	10.388093	2.63%	2,116	2006
	10.049066	10.122304	0.73%	2,116	2005
	10.000000	10.049066	0.49%	0	2004*

112

Maximum Additional Contract Options Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.792812	10.253944	16.62%	0	2009
	15.301802	8.792812	-42.54%	0	2008
	15.061957	15.301802	1.59%	0	2007
	13.285870	15.061957	13.37%	0	2006
	13.107223	13.285870	1.36%	0	2005
	12.161680	13.107223	7.77%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.888056	15.051079	38.23%	0	2009
	17.489150	10.888056	-37.74%	0	2008
	17.780205	17.489150	-1.64%	0	2007
	16.065746	17.780205	10.67%	0	2006
	15.547106	16.065746	3.34%	0	2005
	13.474207	15.547106	15.38%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.284462	10.983615	6.80%	0	2009
	10.784814	10.284462	-4.64%	0	2008
	10.166527	10.784814	6.08%	0	2007
	10.326944	10.166527	-1.55%	0	2006
	10.492436	10.326944	-1.58%	0	2005
	10.233466	10.492436	2.53%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.318527	10.634491	14.12%	0	2009
	14.734347	9.318527	-36.76%	0	2008
	15.274633	14.734347	-3.54%	0	2007
	13.493120	15.274633	13.20%	0	2006
	13.321705	13.493120	1.29%	0	2005
	12.212151	13.321705	9.09%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	8.921263	11.221044	25.78%	0	2009
	12.196336	8.921263	-26.85%	0	2008
	12.901691	12.196336	-5.47%	0	2007
	11.073466	12.901691	16.51%	0	2006
	10.000000	11.073466	10.73%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.318192	11.970233	16.01%	0	2009
	14.548355	10.318192	-29.08%	0	2008
	15.858411	14.548355	-8.26%	0	2007
	13.813641	15.858411	14.80%	0	2006
	13.594297	13.813641	1.61%	0	2005
	12.287428	13.594297	10.64%	0	2004

113

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.924613	19.25%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.610534	14.066118	21.15%	0	2009
	17.344711	11.610534	-33.06%	0	2008
	18.020861	17.344711	-3.75%	0	2007
	16.253488	18.020861	10.87%	0	2006
	15.640441	16.253488	3.92%	0	2005
	13.242468	15.640441	18.11%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	8.944671	10.924784	22.14%	0	2009
	14.728065	8.944671	-39.27%	0	2008
	14.479129	14.728065	1.72%	0	2007
	12.968901	14.479129	11.64%	0	2006
	12.814400	12.968901	1.21%	0	2005
	11.983651	12.814400	6.93%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.399082	11.132297	18.44%	0	2009
	13.802657	9.399082	-31.90%	0	2008
	13.333094	13.802657	3.52%	0	2007
	11.839445	13.333094	12.62%	0	2006
	11.733920	11.839445	0.90%	0	2005
	11.355502	11.733920	1.55%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.217638	8.795706	21.86%	0	2009
	11.970611	7.217638	-39.71%	0	2008
	13.926865	11.970611	-14.05%	0	2007
	13.882491	13.926865	0.32%	0	2006
	13.571167	13.882491	2.29%	0	2005
	12.612208	13.571167	7.60%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.805582	10.762012	9.75%	0	2009
	14.388496	9.805582	-31.85%	0	2008
	13.545346	14.388496	6.22%	0	2007
	12.072164	13.545346	12.20%	0	2006
	12.249599	12.072164	-1.45%	0	2005
	11.802304	12.249599	3.79%	0	2004

114

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	8.960295	10.432720	16.43%	0	2009
	10.002438	8.960295	-10.42%	0	2008
	9.819422	10.002438	1.86%	0	2007
	9.750478	9.819422	0.71%	0	2006
	9.963215	9.750478	-2.14%	0	2005
	9.951590	9.963215	0.12%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.551895	10.271943	20.11%	0	2009
	11.794229	8.551895	-27.49%	0	2008
	11.227925	11.794229	5.04%	0	2007
	10.573159	11.227925	6.19%	0	2006
	10.000000	10.573159	5.73%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.167735	10.174021	24.56%	0	2009
	12.543972	8.167735	-34.89%	0	2008
	11.773904	12.543972	6.54%	0	2007
	10.876394	11.773904	8.25%	0	2006
	10.000000	10.876394	8.76%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.818906	9.938798	27.11%	0	2009
	13.051638	7.818906	-40.09%	0	2008
	12.127667	13.051638	7.62%	0	2007
	11.082197	12.127667	9.43%	0	2006
	10.000000	11.082197	10.82%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.535810	13.830205	31.27%	0	2009
	18.973875	10.535810	-44.47%	0	2008
	16.695293	18.973875	13.65%	2	2007
	15.460443	16.695293	7.99%	15	2006
	13.676636	15.460443	13.04%	465	2005
	12.256121	13.676636	11.59%	571	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.323947	13.332991	43.00%	0	2009
	21.105881	9.323947	-55.82%	0	2008
	14.957678	21.105881	41.10%	0	2007
	13.235693	14.957678	13.01%	0	2006
	10.000000	13.235693	32.36%	0	2005*

115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	8.669099	10.910636	25.86%	0	2009
	15.645403	8.669099	-44.59%	0	2008
	15.945844	15.645403	-1.88%	0	2007
	13.720116	15.945844	16.22%	0	2006
	13.410680	13.720116	2.31%	0	2005
	12.441944	13.410680	7.79%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.139562	10.092914	24.00%	0	2009
	15.943213	8.139562	-48.95%	0	2008
	12.992170	15.943213	22.71%	0	2007
	12.579914	12.992170	3.28%	0	2006
	12.304098	12.579914	2.24%	0	2005
	12.313275	12.304098	-0.07%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.482361	10.609884	11.89%	0	2009
	10.136610	9.482361	-6.45%	0	2008
	10.052096	10.136610	0.84%	0	2007
	9.960755	10.052096	0.92%	0	2006
	10.087403	9.960755	-1.26%	0	2005
	9.991469	10.087403	0.96%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.554387	18.355509	35.42%	2	2009
	23.163116	13.554387	-41.48%	2	2008
	20.728729	23.163116	11.74%	2	2007
	19.029782	20.728729	8.93%	14	2006
	16.638846	19.029782	14.37%	416	2005
	13.774530	16.638846	20.79%	510	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.731492	15.571433	22.31%	0	2009
	23.447130	12.731492	-45.70%	0	2008
	20.675483	23.447130	13.41%	0	2007
	18.115422	20.675483	14.13%	0	2006
	15.737183	18.115422	15.11%	0	2005
	14.332315	15.737183	9.80%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	8.823493	10.789957	22.29%	0	2009
	16.245750	8.823493	-45.69%	0	2008
	14.324501	16.245750	13.41%	0	2007
	12.546512	14.324501	14.17%	0	2006
	10.903135	12.546512	15.07%	0	2005
	10.000000	10.903135	9.03%	0	2004*

116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	8.676502	13.212601	52.28%	2	2009
	18.382872	8.676502	-52.80%	2	2008
	17.995089	18.382872	2.15%	3	2007
	16.006713	17.995089	12.42%	18	2006
	16.125908	16.006713	-0.74%	524	2005
	14.618587	16.125908	10.31%	642	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.526389	9.889262	31.39%	0	2009
	11.042159	7.526389	-31.84%	0	2008
	10.984659	11.042159	0.52%	0	2007
	10.000000	10.984659	9.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	9.802418	11.145921	13.71%	0	2009
	13.877318	9.802418	-29.36%	0	2008
	14.719429	13.877318	-5.72%	0	2007
	12.968351	14.719429	13.50%	0	2006
	12.938669	12.968351	0.23%	0	2005
	12.029439	12.938669	7.56%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.486602	14.375565	25.15%	0	2009
	17.698412	11.486602	-35.10%	0	2008
	18.713312	17.698412	-5.42%	0	2007
	16.507141	18.713312	13.36%	0	2006
	15.660591	16.507141	5.41%	0	2005
	13.060042	15.660591	19.91%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.517536	8.226101	26.21%	0	2009
	10.000000	6.517536	-34.82%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	8.905778	14.898134	67.29%	0	2009
	19.420815	8.905778	-54.14%	0	2008
	15.575535	19.420815	24.69%	0	2007
	12.540124	15.575535	24.21%	0	2006
	10.000000	12.540124	25.40%	0	2005*

117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.099493	16.067484	32.79%	0	2009
	20.944254	12.099493	-42.23%	0	2008
	18.723686	20.944254	11.86%	0	2007
	15.909084	18.723686	17.69%	0	2006
	14.901196	15.909084	6.76%	0	2005
	12.973831	14.901196	14.86%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.239891	12.283960	32.94%	0	2009
	15.998081	9.239891	-42.24%	0	2008
	14.303304	15.998081	11.85%	0	2007
	12.151583	14.303304	17.71%	0	2006
	11.385510	12.151583	6.73%	0	2005
	10.000000	11.385510	13.86%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.715395	13.473631	15.01%	0	2009
	11.383625	11.715395	2.91%	0	2008
	10.582240	11.383625	7.57%	0	2007
	9.676941	10.582240	9.36%	0	2006
	10.000000	9.676941	-3.23%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.125201	9.504594	16.98%	0	2009
	14.616017	8.125201	-44.41%	0	2008
	13.502003	14.616017	8.25%	0	2007
	13.136963	13.502003	2.78%	0	2006
	12.484939	13.136963	5.22%	0	2005
	12.116995	12.484939	3.04%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.300052	12.795848	37.59%	0	2009
	18.154238	9.300052	-48.77%	0	2008
	16.950287	18.154238	7.10%	0	2007
	15.045252	16.950287	12.66%	0	2006
	14.208510	15.045252	5.89%	0	2005
	12.720643	14.208510	11.70%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.716690	17.17%	0	2009*

118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	10.996797	13.382126	21.69%	0	2009
	13.520189	10.996797	-18.66%	0	2008
	12.653335	13.520189	6.85%	0	2007
	11.825372	12.653335	7.00%	0	2006
	11.334260	11.825372	4.33%	0	2005
	10.801061	11.334260	4.94%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.855174	15.359012	41.49%	0	2009
	20.117417	10.855174	-46.04%	0	2008
	15.196861	20.117417	32.38%	0	2007
	14.371580	15.196861	5.74%	0	2006
	13.175480	14.371580	9.08%	0	2005
	11.525834	13.175480	14.31%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	11.766442	20.417535	73.52%	0	2009
	25.411524	11.766442	-53.70%	0	2008
	20.479334	25.411524	24.08%	0	2007
	14.405472	20.479334	42.16%	0	2006
	11.259564	14.405472	27.94%	0	2005
	10.000000	11.259564	12.60%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.084135	27.909645	73.52%	0	2009
	34.750086	16.084135	-53.71%	0	2008
	28.017285	34.750086	24.03%	0	2007
	19.716764	28.017285	42.10%	0	2006
	15.420009	19.716764	27.86%	0	2005
	13.407697	15.420009	15.01%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.261847	11.135683	34.78%	0	2009
	13.530208	8.261847	-38.94%	0	2008
	12.578640	13.530208	7.56%	0	2007
	12.096390	12.578640	3.99%	0	2006
	11.976042	12.096390	1.00%	0	2005
	11.340219	11.976042	5.61%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.011503	13.065737	18.66%	0	2009
	16.896991	11.011503	-34.83%	0	2008
	16.209574	16.896991	4.24%	0	2007
	13.880274	16.209574	16.78%	0	2006
	13.452981	13.880274	3.18%	0	2005
	12.090719	13.452981	11.27%	0	2004

119

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.160563	9.933677	21.73%	0	2009
	11.874601	8.160563	-32.53%	0	2008
	11.466465	11.874601	3.56%	0	2007
	10.715684	11.466465	7.01%	0	2006
	10.632604	10.715684	0.78%	0	2005
	10.000000	10.632604	6.33%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.163826	8.965097	9.81%	0	2009
	9.731969	8.163826	-16.11%	0	2008
	9.587526	9.731969	1.51%	0	2007
	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.774322	9.247398	18.95%	0	2009
	13.256294	7.774322	-41.35%	0	2008
	13.612747	13.256294	-2.62%	0	2007
	13.346213	13.612747	2.00%	0	2006
	13.384063	13.346213	-0.28%	0	2005
	12.345804	13.384063	8.41%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.284580	11.824071	27.35%	0	2009
	15.823661	9.284580	-41.32%	0	2008
	15.177163	15.823661	4.26%	0	2007
	13.773885	15.177163	10.19%	0	2006
	13.301110	13.773885	3.55%	0	2005
	12.117377	13.301110	9.77%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.181397	11.81%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.290622	22.91%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.234326	8.651441	19.59%	0	2009
	10.631792	7.234326	-31.96%	0	2008
	10.338853	10.631792	2.83%	0	2007
	10.000000	10.338853	3.39%	0	2006*

120

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	8.993354	9.773451	8.67%	0	2009
	10.297722	8.993354	-12.67%	0	2008
	10.321165	10.297722	-0.23%	0	2007
	10.000000	10.321165	3.21%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	6.995106	9.598315	37.21%	0	2009
	11.764963	6.995106	-40.54%	0	2008
	10.618081	11.764963	10.80%	0	2007
	10.000000	10.618081	6.18%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.947930	7.998790	34.48%	0	2009
	11.003922	5.947930	-45.95%	0	2008
	10.150195	11.003922	8.41%	0	2007
	10.000000	10.150195	1.50%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.812841	7.361340	26.64%	0	2009
	9.686205	5.812841	-39.99%	0	2008
	10.000000	9.686205	-3.14%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.612068	12.184103	41.48%	0	2009
	12.342412	8.612068	-30.22%	0	2008
	12.352212	12.342412	-0.08%	0	2007
	11.524223	12.352212	7.18%	0	2006
	11.615364	11.524223	-0.78%	0	2005
	10.887570	11.615364	6.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.704980	10.906882	41.56%	0	2009
	11.059094	7.704980	-30.33%	0	2008
	11.064275	11.059094	-0.05%	0	2007
	10.323053	11.064275	7.18%	0	2006
	10.000000	10.323053	3.23%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.393107	6.764988	25.44%	0	2009
	10.000000	5.393107	-46.07%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.138174	31.38%	0	2009*

121

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.046677	7.480276	48.22%	0	2009
	10.000000	5.046677	-49.53%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.047648	7.692638	27.20%	0	2009
	10.000000	6.047648	-39.52%	0	2008*

NVIT NVIT CardinalSM Aggressive Fund: Class II - Q/NQ	6.279343	7.861180	25.19%	0	2009
	10.000000	6.279343	-37.21%	0	2008*

NVIT NVIT CardinalSM Balanced Fund: Class II - Q/NQ	7.822749	9.082783	16.11%	0	2009
	10.000000	7.822749	-21.77%	0	2008*

NVIT NVIT CardinalSM Capital Appreciation Fund: Class II - Q/NQ	7.109326	8.553603	20.32%	0	2009
	10.000000	7.109326	-28.91%	0	2008*

NVIT NVIT CardinalSM Conservative Fund: Class II - Q/NQ	8.959123	9.811808	9.52%	0	2009
	10.000000	8.959123	-10.41%	0	2008*

NVIT NVIT CardinalSM Moderate Fund: Class II - Q/NQ	7.462804	8.818601	18.17%	0	2009
	10.000000	7.462804	-25.37%	0	2008*

NVIT NVIT CardinalSM Moderately Aggressive Fund: Class II - Q/NQ	6.750662	8.280007	22.65%	0	2009
	10.000000	6.750662	-32.49%	0	2008*

NVIT NVIT CardinalSM Moderately Conservative Fund: Class II - Q/NQ	8.198147	9.348588	14.03%	0	2009
	10.000000	8.198147	-18.02%	0	2008*

122

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.717023	10.224799	5.23%	0	2009
	10.000000	9.717023	-2.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.722786	10.970067	12.83%	0	2009
	10.000000	9.722786	-2.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	17.829196	28.176274	58.03%	0	2009
	43.740296	17.829196	-59.24%	0	2008
	31.094195	43.740296	40.67%	0	2007
	23.538009	31.094195	32.10%	0	2006
	18.354177	23.538009	28.24%	0	2005
	15.727041	18.354177	16.70%	0	2004

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.352281	17.940511	58.03%	0	2009
	27.806635	11.352281	-59.17%	0	2008
	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.700397	10.647498	-0.49%	0	2009
	10.251268	10.700397	4.38%	0	2008
	9.874128	10.251268	3.82%	0	2007
	9.859690	9.874128	0.15%	0	2006
	9.852684	9.859690	0.07%	0	2005
	9.846665	9.852684	0.06%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.274147	7.818940	24.62%	0	2009
	11.378270	6.274147	-44.86%	0	2008
	10.736284	11.378270	5.98%	0	2007
	10.000000	10.736284	7.36%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.314039	12.713282	23.26%	3,261	2009
	16.854466	10.314039	-38.81%	3,264	2008
	16.418390	16.854466	2.66%	3,266	2007
	14.496756	16.418390	13.26%	3,663	2006
	13.859809	14.496756	4.60%	6,343	2005
	12.543658	13.859809	10.49%	6,343	2004

123

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.398134	13.98%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.950737	19.51%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.090576	10.666067	5.70%	0	2009
	11.080825	10.090576	-8.94%	0	2008
	10.853226	11.080825	2.10%	0	2007
	10.549197	10.853226	2.88%	0	2006
	10.537287	10.549197	0.11%	0	2005
	10.390939	10.537287	1.41%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.206702	11.782881	15.44%	19,895	2009
	13.714855	10.206702	-25.58%	21,175	2008
	13.397773	13.714855	2.37%	24,976	2007
	12.415604	13.397773	7.91%	24,976	2006
	12.161677	12.415604	2.09%	24,976	2005
	11.458036	12.161677	6.14%	24,976	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.332349	12.454242	20.54%	12,919	2009
	15.542404	10.332349	-33.52%	13,666	2008
	15.112881	15.542404	2.84%	14,359	2007
	13.615209	15.112881	11.00%	15,144	2006
	13.121486	13.615209	3.76%	16,209	2005
	12.080288	13.121486	8.62%	16,213	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.167161	11.286601	11.01%	0	2009
	12.350672	10.167161	-17.68%	0	2008
	12.042332	12.350672	2.56%	0	2007
	11.461131	12.042332	5.07%	0	2006
	11.318966	11.461131	1.26%	0	2005
	10.900641	11.318966	3.84%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.756251	14.253744	32.52%	0	2009
	17.472103	10.756251	-38.44%	0	2008
	16.766665	17.472103	4.21%	0	2007
	15.744582	16.766665	6.49%	0	2006
	14.493118	15.744582	8.63%	0	2005
	12.923532	14.493118	12.15%	0	2004

124

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.656837	9.361404	-3.06%	0	2009
	9.765229	9.656837	-1.11%	0	2008
	9.618391	9.765229	1.53%	0	2007
	9.495091	9.618391	1.30%	0	2006
	9.543386	9.495091	-0.51%	0	2005
	9.769427	9.543386	-2.31%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.783114	10.585964	20.53%	0	2009
	10.959160	8.783114	-19.86%	0	2008
	10.811610	10.959160	1.36%	0	2007
	10.641635	10.811610	1.60%	0	2006
	10.746841	10.641635	-0.98%	0	2005
	10.410412	10.746841	3.23%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	5.996721	7.909010	31.89%	0	2009
	10.000000	5.996721	-40.03%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.495599	13.171196	25.49%	0	2009
	20.239318	10.495599	-48.14%	0	2008
	20.339644	20.239318	-0.49%	0	2007
	17.147031	20.339644	18.62%	0	2006
	15.828386	17.147031	8.33%	0	2005
	13.612162	15.828386	16.28%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.529576	9.447822	25.48%	0	2009
	14.512360	7.529576	-48.12%	0	2008
	14.585742	14.512360	-0.50%	0	2007
	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.227982	7.806312	25.34%	0	2009
	10.000000	6.227982	-37.72%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.216221	7.674657	23.46%	0	2009
	10.000000	6.216221	-37.84%	0	2008*

125

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.139399	7.537934	22.78%	0	2009
	10.000000	6.139399	-38.61%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.616993	8.365535	26.43%	0	2009
	10.000000	6.616993	-33.83%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	7.752146	9.554020	23.24%	0	2009
	14.965054	7.752146	-48.20%	0	2008
	14.106303	14.965054	6.09%	0	2007
	14.134552	14.106303	-0.20%	0	2006
	13.538009	14.134552	4.41%	0	2005
	12.345324	13.538009	9.66%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.048833	13.474912	21.96%	0	2009
	16.843634	11.048833	-34.40%	0	2008
	18.740532	16.843634	-10.12%	0	2007
	16.514876	18.740532	13.48%	0	2006
	16.580442	16.514876	-0.40%	0	2005
	14.624984	16.580442	13.37%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.572824	13.772382	30.26%	0	2009
	17.701030	10.572824	-40.27%	0	2008
	17.930864	17.701030	-1.28%	0	2007
	16.557154	17.930864	8.30%	0	2006
	15.253704	16.557154	8.55%	0	2005
	13.252203	15.253704	15.10%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.519322	10.364947	21.66%	0	2009
	15.058676	8.519322	-43.43%	0	2008
	14.405951	15.058676	4.53%	0	2007
	13.108776	14.405951	9.90%	0	2006
	12.637236	13.108776	3.73%	0	2005
	11.906305	12.637236	6.14%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.515499	6.975141	26.46%	0	2009
	10.000000	5.515499	-44.85%	0	2008*

126

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.736749	10.105744	3.79%	0	2009
	10.000000	9.736749	-2.63%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.767002	27.67%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.763453	27.63%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	9.105570	11.317542	24.29%	0	2009
	14.968912	9.105570	-39.17%	0	2008
	15.864045	14.968912	-5.64%	0	2007
	14.165893	15.864045	11.99%	0	2006
	14.062094	14.165893	0.74%	0	2005
	12.394194	14.062094	13.46%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	7.744287	10.817575	39.68%	0	2009
	14.709256	7.744287	-47.35%	0	2008
	13.334361	14.709256	10.31%	0	2007
	12.778234	13.334361	4.35%	0	2006
	12.574383	12.778234	1.62%	0	2005
	12.171356	12.574383	3.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.515248	11.500623	35.06%	0	2009
	14.732284	8.515248	-42.20%	0	2008
	14.337576	14.732284	2.75%	0	2007
	12.602226	14.337576	13.77%	0	2006
	11.402376	12.602226	10.52%	0	2005
	10.000000	11.402376	14.02%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.032155	16.247507	35.03%	0	2009
	20.811338	12.032155	-42.18%	0	2008
	20.249435	20.811338	2.77%	0	2007
	17.803936	20.249435	13.74%	0	2006
	16.107036	17.803936	10.54%	0	2005
	13.982444	16.107036	15.19%	0	2004

127

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.956116	2.396223	22.50%	0	2009
	9.447861	1.956116	-79.30%	0	2008
	10.000000	9.447861	-5.52%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.414209	2.946471	22.05%	0	2009
	11.629258	2.414209	-79.24%	0	2008
	12.059929	11.629258	-3.57%	0	2007
	11.393454	12.059929	5.85%	0	2006
	11.525843	11.393454	-1.15%	0	2005
	10.939304	11.525843	5.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	8.648730	10.726633	24.03%	0	2009
	14.543646	8.648730	-40.53%	0	2008
	14.413133	14.543646	0.91%	0	2007
	12.960166	14.413133	11.21%	0	2006
	12.647460	12.960166	2.47%	0	2005
	11.958328	12.647460	5.76%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.613467	14.077483	32.64%	0	2009
	17.668621	10.613467	-39.93%	0	2008
	18.494580	17.668621	-4.47%	0	2007
	16.644797	18.494580	11.11%	0	2006
	15.654699	16.644797	6.32%	0	2005
	13.555395	15.654699	15.49%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.737936	7.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.816432	8.16%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.113633	10.205946	25.79%	0	2009
	13.659717	8.113633	-40.60%	0	2008
	15.005451	13.659717	-8.97%	0	2007
	13.358581	15.005451	12.33%	0	2006
	13.099775	13.358581	1.98%	0	2005
	12.166821	13.099775	7.67%	0	2004

128

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.827587	13.076339	20.77%	0	2009
	19.937709	10.827587	-45.69%	0	2008
	18.990187	19.937709	4.99%	0	2007
	15.342852	18.990187	23.77%	0	2006
	14.111015	15.342852	8.73%	0	2005
	12.532545	14.111015	12.59%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.711514	12.247313	58.82%	0	2009
	12.639354	7.711514	-38.99%	0	2008
	12.363454	12.639354	2.23%	0	2007
	12.100219	12.363454	2.18%	0	2006
	11.813630	12.100219	2.43%	0	2005
	11.607365	11.813630	1.78%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.109931	9.768866	37.40%	0	2009
	12.795263	7.109931	-44.43%	0	2008
	11.740531	12.795263	8.98%	0	2007
	11.081330	11.740531	5.95%	0	2006
	10.000000	11.081330	10.81%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.383342	8.960987	21.37%	0	2009
	11.956046	7.383342	-38.25%	0	2008
	11.977768	11.956046	-0.18%	0	2007
	10.417194	11.977768	14.98%	0	2006
	10.000000	10.417194	4.17%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.019403	9.559700	5.99%	0	2009
	10.394856	9.019403	-13.23%	0	2008
	10.197094	10.394856	1.94%	0	2007
	10.160587	10.197094	0.36%	0	2006
	10.087881	10.160587	0.72%	0	2005
	10.003184	10.087881	0.85%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.085802	16.498789	26.08%	0	2009
	15.884049	13.085802	-17.62%	0	2008
	15.409580	15.884049	3.08%	0	2007
	14.350761	15.409580	7.38%	0	2006
	13.205871	14.350761	8.67%	0	2005
	12.380465	13.205871	6.67%	0	2004

129

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.866066	10.916100	23.12%	0	2009
	14.726980	8.866066	-39.80%	0	2008
	13.824804	14.726980	6.53%	0	2007
	12.548955	13.824804	10.17%	0	2006
	11.907701	12.548955	5.39%	0	2005
	11.205459	11.907701	6.27%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.064386	9.022083	11.88%	0	2009
	11.741123	8.064386	-31.32%	0	2008
	11.263256	11.741123	4.24%	0	2007
	10.364356	11.263256	8.67%	0	2006
	10.186903	10.364356	1.74%	0	2005
	10.000000	10.186903	1.87%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.293371	8.743652	38.93%	0	2009
	10.646417	6.293371	-40.89%	0	2008
	10.211561	10.646417	4.26%	0	2007
	10.295668	10.211561	-0.82%	0	2006
	10.051063	10.295668	2.43%	0	2005
	10.000000	10.051063	0.51%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.153961	12.060665	47.91%	0	2009
	14.366648	8.153961	-43.24%	0	2008
	13.029356	14.366648	10.26%	0	2007
	10.952907	13.029356	18.96%	0	2006
	10.638143	10.952907	2.96%	0	2005
	10.000000	10.638143	6.38%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.165109	11.031431	8.52%	0	2009
	10.245373	10.165109	-0.78%	0	2008
	9.958406	10.245373	2.88%	0	2007
	9.898347	9.958406	0.61%	0	2006
	10.023934	9.898347	-1.25%	0	2005
	10.000000	10.023934	0.24%	0	2004*

130

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the Contract Value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the Annuitization Date, if the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the Contract Owner and the Annuitant will NOT become the Contract Owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the Contract Owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

131

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or other eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457

132

governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract Owners and prospective Contract Owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or

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joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner’s estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner’s gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments

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made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner’s death;

•	the result of a Contract Owner’s disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code

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that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Taxation of Lifetime Surrenders Under the CPPLI Option or a Lifetime Income Option

While the tax treatment for surrenders for benefits such as the CPPLI Option and the 10% , 7%, or 5% Lifetime Income Option is not clear under federal tax law, Nationwide intends to treat surrenders under these options as taxable to the extent that the cash value of the contract exceeds the Contract Owner’s investment at the time of the surrender.  Specifically, we intend to treat the following amount of each surrender as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the Contract Value immediately before the surrender;

B = the guaranteed annual benefit amount immediately before the surrender; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in your Contract Value being less than your investment in the contract after such a surrender.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Internal Revenue Code.  Please consult a qualified tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

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In addition, under some circumstances, the Internal Revenue Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the Contract Owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be

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taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

(b)	if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse can choose to

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become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the Contract Owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the Contract Owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Contract Owner’s death.  For calendar years after the death of the Contract Owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the Contract Owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Contract Owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Contract Owner’s death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Contract Owner’s death.  For calendar years after the death of the Contract Owner’s surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner’s remaining life expectancy using the Contract Owner’s birthday in the calendar year of the Contract Owner’s death, reduced by

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one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the Contract Owner’s surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner’s remaining life expectancy using the Contract Owner’s birthday in the calendar year of the Contract Owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Contract Owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner’s remaining life expectancy using the Contract Owner’s birthday in the calendar year of the Contract Owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

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Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

Alabama - If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

California - For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  See "Right to Examine and Cancel" earlier in this prospectus for more information.

Hawaii - Joint owners are not limited to spouses. See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

If the Contract has been altered, Nationwide may rescind the contract and return Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) any time during the two years following the Date of Issue or the lifetime of the Annuitant, whichever is shorter.  See "Synopsis of the Contracts" subsection "Purpose of the Contracts" earlier in this prospectus for more information.

Maryland - Transfers during the CPP Program Period are not permitted. See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Lifetime Income Option" subsection "Preservation Phase of the CPP Lifetime Income Option " earlier in this prospectus for more information.

Massachusetts - The Long-Term Care/Nursing Home Waiver and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For purpose of the 10% Lifetime Income Option, Underwritten Lump Sum Settlement Option, the settlement amount shall be based upon the attained age, and health information provided by the Contract Owner.  See "Optional Contract Benefits, Charges and Deductions" subsection "10% Lifetime Income Option" earlier in this prospectus for more information.

New Jersey - Charitable Remainder Trust contract type is not available.  See "Synopsis of the Contracts" earlier in this prospectus for more information.

Joint owners are not limited to spouses. See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

For CDSC-free partial surrenders, the amount required to meet IRS minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus for more information.

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available.  See "Contract Owner Services" subsection "Systematic Withdrawals" earlier in this prospectus for more information.

141

The Spousal Protection Feature is referred to as the Secondary Life Protection Feature.  See "Death Benefits" subsection "Death Benefit Calculations" subsection and "Death Benefits" subsection "Spousal Protection Feature" earlier in this prospectus.

Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected).  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

A Contract Owner cannot meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payment" earlier in this prospectus for more information.

The calculations used to determine the amount of the One-Year Enhanced Death Benefit, One-Month Enhanced Death Benefit and Combination Enhanced Death Benefit if the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The Spousal Continuation Benefits are referred to as Secondary Lifetime Continuation Benefits.  The Secondary Lifetime Continuation Benefit must be elected at the time of application and is not available to be elected after contract issuance.  See "Optional Contract Benefits, Charges and Deductions" subsection "10% and 5% Spousal Continuation Benefit" earlier in this prospectus.

New York - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the Annuitization Date and, if the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See "Annuitizing the Contract" subsection "Frequency and Amount of Annuity Payments" earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The One Month Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The 7 % Lifetime Income Option and 7% Spousal Continuation Benefit are only available for contracts issued in the State of New York.  See "Optional Contract Benefits, Charges and Deductions" subsection " 7 % Lifetime Income Option" earlier in this prospectus for more information.

The 10% Lifetime Income Option requires that the age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application.  See "Optional Contract Benefits, Charges and Deductions" subsection "10% Lifetime Income Option" earlier in this prospectus for more information.

The 10% Spousal Continuation Benefit is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Spousal Continuation Benefit" earlier in this prospectus for more information.

The Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option are as follows:

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%
See the "Lifetime Income Surrenders" subsection of "10% Lifetime Income Option" earlier in this prospectus.

For contracts that elect the Spousal Continuation Benefit associated with the 7% Lifetime Income Option , both spouses must be between 50 and 85 years of age at the time of application and both spouses must be age 50 before either spouse is eligible to begin withdrawals.  See "Spousal Continuation Benefit" earlier in this prospectus.

The Fixed Account may be restricted or eliminated.  See "Investing in the Contract" subsection "The Fixed Account" earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector II Option is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

142

Oregon - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

The maximum transferable amount from the Fixed Account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period.  See "Operation of the Contract" subsection "Transfers Prior to Annuitization" subsection "Transfers from the Fixed Account" earlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program offers a rate of interest of at least 0.05% over the standard declared rate for the Fixed Account.  See "Contract Owner Services" subsection "Enhanced Fixed Account Dollar Cost Averaging" earlier in this prospectus for more information.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 that portion of the Death Benefit will be the Contract Value for the One-Year Enhanced Death Benefit, One-Month Enhanced Death Benefit and combination Enhanced Death.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus.

If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For contracts issued prior to March 15, 2006, Nationwide reserves the right to refuse with respect to the Fixed Account: (1) the allocation of additional Purchase Payments to the Fixed Account, (2) any transfers from the Variable Account to the Fixed Account, and/or (3) renewal of Fixed Account allocations reaching the end of the current guaranteed interest rate period. For the preceding item no. (3), in the event the Contract Owner does not direct Nationwide as to the new allocation of Fixed Account proceeds reaching the end of the guaranteed rate period, Nationwide will transfer such Fixed Account proceeds to a money market Sub-Account.  See "Operation of the Contract" earlier in this prospectus for more information.

Puerto Rico - Nationwide will not charge premium taxes against the contract.  See "Synopsis of the Contracts" subsection "Taxation" earlier in this prospectus.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Texas - Contingent Deferred Sales Charge (CDSC) will not apply if the Contract Owner (or Annuitant if the Contract has a non-natural owner) is confined to a Long Term Care Facility or Hospital for a continuous 90 day period after the first Contract Anniversary.  A request for waiver must be in writing, include proof of confinement in a form satisfactory to Nationwide, and be recorded at the home office prior to the waiver of CDSC.  Written proof of confinement is a bill or a statement from the Physician or from the Long Term Care Facility or Hospital, as defined, that demonstrates the continuous 90-day confinement of the Contract Owner at the time of withdrawal or surrender occurring after the first Contract Anniversary.  The request for waiver must be received by Nationwide during the period of confinement or no later than 91 days after the confinement period ends.  If the request for waiver is received later than 91 days after the confinement period ends, the CDSC, if applicable, will be assessed.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Contingent Deferred Sales Charge  (CDSC) will not be charged if the Contract Owner (or a Joint Owner) is diagnosed by a Physician (who is not a party to the contract or an immediate family member of a party to the Contract) to have a Terminal Illness at any time after the Contract has been issued.  Written notice requesting a Terminal Illness waiver of CDSC and proof of Terminal Illness must be provided by the physician to Nationwide and recorded at the home office prior to the waiver of Surrender charges.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Vermont - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Washington - The Contingent Deferred Sales Charge (CDSC) free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 10% of the net difference of purchase payments still subject to CDSC.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Long Term Care is referred to as Extended Care.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

143

Prior to March 15, 2006, Nationwide did not assess a contract maintenance charge. Contracts issued after March 16, 2006 are assessed a contract maintenance charge.  See "Synopsis of the Contracts" subsection "Charges and Expenses" earlier in this prospectus for more information.

If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For contracts issued prior to March 15, 2006, Nationwide reserves the right to refuse with respect to the Fixed Account: (1) the allocation of additional Purchase Payments to the Fixed Account, (2) any transfers from the Variable Account to the Fixed Account, and/or (3) renewal of Fixed Account allocations reaching the end of the current guaranteed interest rate period. For the preceding item no. (3), in the event the Contract Owner does not direct Nationwide as to the new allocation of Fixed Account proceeds reaching the end of the guaranteed rate period, Nationwide will transfer such Fixed Account proceeds to a money market Sub-Account.  See "Operation of the Contract" earlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program duration can not exceed 12 months. See "Contract Owner Services" subsection "Enhanced Fixed Account Dollar Cost Averaging" earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

144

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010, as amended November 1, 2010

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010, as amended November 1, 2010.  The prospectus may be obtained from Nationwide Life Insurance Company by writing: 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2009.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following Sub-Accounts were added to the Variable Account effective May 1, 2010, therefore; no Condensed Financial Information is available:

Janus Aspen Series
•	Global Technology Portfolio: Service II Shares
MFS® Variable Insurance Trust II
•	International Value Portfolio: Service Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio – II
Van Eck Variable Insurance Products Trust
•	Global Hard Assets Fund: Class R1

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.956904	13.034889	18.97%	7,506	2009
	18.690560	10.956904	-41.38%	9,752	2008
	18.032753	18.690560	3.65%	11,403	2007
	15.593547	18.032753	15.64%	12,362	2006
	15.081312	15.593547	3.40%	14,189	2005
	13.717395	15.081312	9.94%	17,296	2004
	10.000000	13.717395	37.17%	10,912	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.235829	18.664793	41.02%	34,530	2009
	20.839679	13.235829	-36.49%	7,098	2008
	20.766243	20.839679	0.35%	2,537	2007
	18.394800	20.766243	12.89%	2,729	2006
	17.450976	18.394800	5.41%	3,459	2005
	14.826000	17.450976	17.71%	3,880	2004
	10.000000	14.826000	48.26%	2,202	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.590410	12.627445	8.95%	373,101	2009
	11.914534	11.590410	-2.72%	249,327	2008
	11.008718	11.914534	8.23%	191,798	2007
	10.962430	11.008718	0.42%	195,760	2006
	10.918983	10.962430	0.40%	167,708	2005
	10.439405	10.918983	4.59%	50,059	2004
	10.000000	10.439405	4.39%	3,072	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.377543	13.245674	16.42%	15,626	2009
	17.634281	11.377543	-35.48%	15,769	2008
	17.918223	17.634281	-1.58%	16,987	2007
	15.517116	17.918223	15.47%	16,612	2006
	15.018694	15.517116	3.32%	16,846	2005
	13.496328	15.018694	11.28%	17,491	2004
	10.000000	13.496328	34.96%	9,160	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.597456	12.314461	28.31%	107,501	2009
	12.861436	9.597456	-25.38%	77,291	2008
	13.335329	12.861436	-3.55%	78,857	2007
	11.220590	13.335329	18.85%	50,705	2006
	10.000000	11.220590	12.21%	8,806	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.636157	14.954371	18.35%	292,513	2009
	17.464450	12.636157	-27.65%	264,200	2008
	18.659394	17.464450	-6.40%	229,904	2007
	15.933872	18.659394	17.11%	158,259	2006
	15.372492	15.933872	3.65%	89,871	2005
	13.620680	15.372492	12.86%	47,758	2004
	10.000000	13.620680	36.21%	6,716	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.084265	20.84%	38,056	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.141452	17.477229	23.59%	54,779	2009
	20.707767	14.141452	-31.71%	44,517	2008
	21.088094	20.707767	-1.80%	46,223	2007
	18.645717	21.088094	13.10%	40,847	2006
	17.589721	18.645717	6.00%	42,152	2005
	14.599264	17.589721	20.48%	31,447	2004
	10.000000	14.599264	45.99%	3,846	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.997151	13.701928	24.60%	218,562	2009
	17.749446	10.997151	-38.04%	226,260	2008
	17.103366	17.749446	3.78%	245,729	2007
	15.018123	17.103366	13.88%	242,875	2006
	14.547372	15.018123	3.24%	234,079	2005
	13.336012	14.547372	9.08%	138,026	2004
	10.000000	13.336012	33.36%	16,757	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.416659	13.793989	20.82%	58,068	2009
	16.434209	11.416659	-30.53%	38,359	2008
	15.560255	16.434209	5.62%	34,549	2007
	13.545393	15.560255	14.87%	37,988	2006
	13.160630	13.545393	2.92%	34,603	2005
	12.704382	13.160630	3.59%	14,671	2004
	10.000000	12.704382	27.04%	994	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.737661	10.862462	24.32%	3,075	2009
	14.204831	8.737661	-38.49%	2,785	2008
	16.198118	14.204831	-12.31%	2,774	2007
	15.828751	16.198118	2.33%	3,045	2006
	15.169524	15.828751	4.35%	3,391	2005
	13.819561	15.169524	9.77%	4,479	2004
	10.000000	13.819561	38.20%	398	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.928954	13.356052	11.96%	7,572	2009
	17.158258	11.928954	-30.48%	9,509	2008
	15.832465	17.158258	8.37%	17,128	2007
	13.833020	15.832465	14.45%	20,094	2006
	13.760220	13.833020	0.53%	22,606	2005
	12.996293	13.760220	5.88%	27,234	2004
	10.000000	12.996293	29.96%	3,102	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.222693	12.141918	18.77%	154,198	2009
	11.186532	10.222693	-8.62%	164,140	2008
	10.764091	11.186532	3.92%	208,363	2007
	10.478252	10.764091	2.73%	221,518	2006
	10.496221	10.478252	-0.17%	217,733	2005
	10.277156	10.496221	2.13%	157,703	2004
	10.000000	10.277156	2.77%	20,117	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.200014	11.272730	22.53%	286,319	2009
	12.437405	9.200014	-26.03%	201,868	2008
	11.605434	12.437405	7.17%	74,525	2007
	10.713685	11.605434	8.32%	16,741	2006
	10.000000	10.713685	7.14%	1,739	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.786820	11.165396	27.07%	735,817	2009
	13.227994	8.786820	-33.57%	299,412	2008
	12.169729	13.227994	8.70%	143,421	2007
	11.020914	12.169729	10.42%	61,530	2006
	10.000000	11.020914	10.21%	3,325	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.411623	10.907377	29.67%	39,193	2009
	13.763321	8.411623	-38.88%	25,496	2008
	12.535369	13.763321	9.80%	25,457	2007
	11.229430	12.535369	11.63%	19,760	2006
	10.000000	11.229430	12.29%	3,875	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.733331	17.051241	33.91%	522,958	2009
	22.477610	12.733331	-43.35%	608,412	2008
	19.386149	22.477610	15.95%	694,112	2007
	17.599157	19.386149	10.15%	562,374	2006
	15.262532	17.599157	15.31%	397,601	2005
	13.407582	15.262532	13.84%	172,175	2004
	10.000000	13.407582	34.08%	16,860	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.030983	14.632820	45.88%	85,295	2009
	22.256534	10.030983	-54.93%	82,415	2008
	15.460332	22.256534	43.96%	71,005	2007
	13.411310	15.460332	15.28%	35,049	2006
	10.000000	13.411310	34.11%	8,501	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.584588	13.589574	28.39%	497,697	2009
	18.724223	10.584588	-43.47%	455,007	2008
	18.705230	18.724223	0.10%	436,907	2007
	15.777855	18.705230	18.55%	317,963	2006
	15.118716	15.777855	4.36%	261,250	2005
	13.749992	15.118716	9.95%	137,706	2004
	10.000000	13.749992	37.50%	24,248	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.146051	12.834093	26.49%	147,518	2009
	19.479922	10.146051	-47.92%	100,391	2008
	15.559606	19.479922	25.20%	112,728	2007
	14.769421	15.559606	5.35%	97,936	2006
	14.161509	14.769421	4.29%	97,177	2005
	13.892476	14.161509	1.94%	71,973	2004
	10.000000	13.892476	38.92%	10,372	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.836274	12.368667	14.14%	2,523,159	2009
	11.355411	10.836274	-4.57%	2,379,044	2008
	11.037441	11.355411	2.88%	2,294,105	2007
	10.721986	11.037441	2.94%	873,652	2006
	10.644691	10.721986	0.73%	286,600	2005
	10.335483	10.644691	2.99%	132,568	2004
	10.000000	10.335483	3.35%	20,689	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.633776	21.597277	38.14%	471,558	2009
	26.188192	15.633776	-40.30%	414,031	2008
	22.971128	26.188192	14.00%	355,875	2007
	20.673509	22.971128	11.11%	253,238	2006
	17.720724	20.673509	16.66%	204,921	2005
	14.380974	17.720724	23.22%	137,987	2004
	10.000000	14.380974	43.81%	17,648	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.563164	18.170300	24.77%	6,116	2009
	26.289867	14.563164	-44.61%	6,353	2008
	22.722492	26.289867	15.70%	9,831	2007
	19.517361	22.722492	16.42%	10,476	2006
	16.621745	19.517361	17.42%	10,745	2005
	14.839398	16.621745	12.01%	11,290	2004
	10.000000	14.839398	48.39%	5,060	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.682539	12.078842	24.75%	182,022	2009
	17.474744	9.682539	-44.59%	164,573	2008
	15.102611	17.474744	15.71%	148,288	2007
	12.967855	15.102611	16.46%	124,907	2006
	11.047743	12.967855	17.38%	101,380	2005
	10.000000	11.047743	10.48%	50,498	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.944702	17.002078	55.35%	21,698	2009
	22.729091	10.944702	-51.85%	27,252	2008
	21.808314	22.729091	4.22%	34,299	2007
	19.017044	21.808314	14.68%	36,574	2006
	18.781893	19.017044	1.25%	31,674	2005
	16.690522	18.781893	12.53%	23,979	2004
	10.000000	16.690522	66.91%	6,401	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.937530	10.639189	34.04%	718,515	2009
	11.415294	7.937530	-30.47%	631,850	2008
	11.130667	11.415294	2.56%	590,457	2007
	10.000000	11.130667	11.31%	135,414	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.899829	13.803199	15.99%	258,618	2009
	16.513537	11.899829	-27.94%	285,803	2008
	17.168132	16.513537	-3.81%	394,501	2007
	14.828269	17.168132	15.78%	432,966	2006
	14.503361	14.828269	2.24%	375,400	2005
	13.218232	14.503361	9.72%	138,090	2004
	10.000000	13.218232	32.18%	23,994	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.038386	17.922968	27.67%	506,236	2009
	21.202291	14.038386	-33.79%	152,690	2008
	21.973252	21.202291	-3.51%	172,733	2007
	19.001500	21.973252	15.64%	138,228	2006
	17.672605	19.001500	7.52%	90,791	2005
	14.447416	17.672605	22.32%	37,505	2004
	10.000000	14.447416	44.47%	8,028	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.604890	8.504046	28.75%	80,046	2009
	10.000000	6.604890	-33.95%	28,608	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.580883	16.349715	70.65%	47,421	2009
	20.479456	9.580883	-53.22%	58,710	2008
	16.098968	20.479456	27.21%	79,774	2007
	12.706625	16.098968	26.70%	50,692	2006
	10.000000	12.706625	27.07%	13,850	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.224700	19.269721	35.47%	6,723	2009
	24.136152	14.224700	-41.06%	8,225	2008
	21.149341	24.136152	14.12%	15,490	2007
	17.616721	21.149341	20.05%	17,346	2006
	16.176154	17.616721	8.91%	21,371	2005
	13.806194	16.176154	17.17%	30,349	2004
	10.000000	13.806194	38.06%	11,581	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.139330	13.750921	35.62%	325,573	2009
	17.208279	10.139330	-41.08%	1,374,942	2008
	15.080228	17.208279	14.11%	843,770	2007
	12.559684	15.080228	20.07%	360,712	2006
	11.536447	12.559684	8.87%	125,053	2005
	10.000000	11.536447	15.36%	35,533	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.602913	14.785942	17.32%	170,062	2009
	12.004450	12.602913	4.99%	193,109	2008
	10.938098	12.004450	9.75%	191,833	2007
	9.805659	10.938098	11.55%	106,061	2006
	10.000000	9.805659	-1.94%	18,959	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.922204	11.840138	19.33%	16,441	2009
	17.495452	9.922204	-43.29%	19,234	2008
	15.841438	17.495452	10.44%	21,991	2007
	15.109879	15.841438	4.84%	21,353	2006
	14.077552	15.109879	7.33%	16,235	2005
	13.393156	14.077552	5.11%	12,723	2004
	10.000000	13.393156	33.93%	5,726	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.305219	15.867684	40.36%	27,839	2009
	21.631595	11.305219	-47.74%	24,923	2008
	19.796443	21.631595	9.27%	27,427	2007
	17.225829	19.796443	14.92%	31,463	2006
	15.947910	17.225829	8.01%	27,423	2005
	13.996305	15.947910	13.94%	19,105	2004
	10.000000	13.996305	39.96%	225	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.873555	18.74%	43,909	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.009955	16.150346	24.14%	15,306	2009
	15.679494	13.009955	-17.03%	11,815	2008
	14.383232	15.679494	9.01%	20,356	2007
	13.177656	14.383232	9.15%	19,447	2006
	12.381972	13.177656	6.43%	21,396	2005
	11.566752	12.381972	7.05%	32,350	2004
	10.000000	11.566752	15.67%	17,105	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.010568	18.778978	44.34%	89,232	2009
	23.634716	13.010568	-44.95%	58,748	2008
	17.499988	23.634716	35.06%	24,691	2007
	16.224004	17.499988	7.86%	7,665	2006
	14.581300	16.224004	11.27%	5,460	2005
	12.504147	14.581300	16.61%	5,385	2004
	10.000000	12.504147	25.04%	257	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.911924	22.855871	77.01%	215,940	2009
	27.333053	12.911924	-52.76%	283,141	2008
	21.591304	27.333053	26.59%	174,323	2007
	14.889076	21.591304	45.01%	100,992	2006
	11.408889	14.889076	30.50%	8,616	2005
	10.000000	11.408889	14.09%	5,949	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	19.143301	33.886132	77.01%	1,592	2009
	40.540238	19.143301	-52.78%	1,593	2008
	32.037740	40.540238	26.54%	3,697	2007
	22.102874	32.037740	44.95%	3,698	2006
	16.946477	22.102874	30.43%	3,699	2005
	14.444423	16.946477	17.32%	5,764	2004
	10.000000	14.444423	44.44%	3,441	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.191716	14.013209	37.50%	30,583	2009
	16.360596	10.191716	-37.71%	35,636	2008
	14.908348	16.360596	9.74%	46,560	2007
	14.054703	14.908348	6.07%	58,769	2006
	13.641189	14.054703	3.03%	53,716	2005
	12.662180	13.641189	7.73%	16,126	2004
	10.000000	12.662180	26.62%	2,850	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.234707	16.019700	21.04%	1,045,304	2009
	19.906881	13.234707	-33.52%	160,684	2008
	18.718319	19.906881	6.35%	118,579	2007
	15.713331	18.718319	19.12%	72,636	2006
	14.930108	15.713331	5.25%	36,095	2005
	13.153700	14.930108	13.51%	6,874	2004
	10.000000	13.153700	31.54%	1,312	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.948104	11.111514	24.18%	100,887	2009
	12.763276	8.948104	-31.17%	147,540	2008
	12.080186	12.763276	5.65%	149,015	2007
	11.067149	12.080186	9.15%	143,662	2006
	10.765357	11.067149	2.80%	131,889	2005
	10.000000	10.765357	7.65%	98,583	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.205394	10.312225	12.02%	1,253,496	2009
	10.757043	9.205394	-14.42%	2,007,434	2008
	10.387234	10.757043	3.56%	1,791,832	2007
	10.084028	10.387234	3.01%	690,329	2006
	10.055878	10.084028	0.28%	125,018	2005
	10.094213	10.055878	-0.38%	65,827	2004
	10.000000	10.094213	0.94%	16,335	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.462012	11.481440	21.34%	4,465	2009
	15.815002	9.462012	-40.17%	5,122	2008
	15.918034	15.815002	-0.65%	8,469	2007
	15.299187	15.918034	4.04%	7,683	2006
	15.040887	15.299187	1.72%	5,752	2005
	13.600525	15.040887	10.59%	5,170	2004
	10.000000	13.600525	36.01%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.394877	13.504527	29.92%	73,700	2009
	17.365394	10.394877	-40.14%	79,308	2008
	16.325586	17.365394	6.37%	1,473,999	2007
	14.524712	16.325586	12.40%	547,272	2006
	13.750324	14.524712	5.63%	21,220	2005
	12.279585	13.750324	11.98%	10,850	2004
	10.000000	12.279585	22.80%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.331195	13.31%	352	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.455035	24.55%	24,889	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.629628	9.307778	22.00%	12,698,235	2009
	10.991163	7.629628	-30.58%	5,615,955	2008
	10.476339	10.991163	4.91%	3,393,826	2007
	10.000000	10.476339	4.76%	1,008,088	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.484428	10.514432	10.86%	3,441,979	2009
	10.645730	9.484428	-10.91%	1,276,507	2008
	10.458382	10.645730	1.79%	476,976	2007
	10.000000	10.458382	4.58%	36,431	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.377345	10.326441	39.98%	419,828	2009
	12.162544	7.377345	-39.34%	321,643	2008
	10.759272	12.162544	13.04%	197,387	2007
	10.000000	10.759272	7.59%	29,820	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.273149	8.605881	37.19%	947,533	2009
	11.375941	6.273149	-44.86%	828,110	2008
	10.285224	11.375941	10.60%	495,029	2007
	10.000000	10.285224	2.85%	134,316	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.009658	7.763734	29.19%	4,467,865	2009
	9.816107	6.009658	-38.78%	1,389,468	2008
	10.000000	9.816107	-1.84%	334,511	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.458553	15.093811	44.32%	15,229	2009
	14.692698	10.458553	-28.82%	19,491	2008
	14.412770	14.692698	1.94%	33,077	2007
	13.182227	14.412770	9.33%	42,121	2006
	13.025117	13.182227	1.21%	53,160	2005
	11.968242	13.025117	8.83%	89,347	2004
	10.000000	11.968242	19.68%	2,458	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.288832	11.969129	44.40%	108,149	2009
	11.662156	8.288832	-28.93%	122,554	2008
	11.436266	11.662156	1.98%	129,153	2007
	10.460288	11.436266	9.33%	102,554	2006
	10.000000	10.460288	4.60%	44,550	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.465521	6.993821	27.96%	59,432	2009
	10.000000	5.465521	-45.34%	9,687	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.313887	33.14%	1,352	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.114540	7.733391	51.20%	30,982	2009
	10.000000	5.114540	-48.85%	2,461	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.128884	7.952881	29.76%	2,015,768	2009
	10.000000	6.128884	-38.71%	2,408,312	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.363626	8.127013	27.71%	7,772	2009
	10.000000	6.363626	-36.36%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.927537	9.389621	18.44%	3,148,808	2009
	10.000000	7.927537	-20.72%	448,773	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.204634	8.842676	22.74%	7,515,199	2009
	10.000000	7.204634	-27.95%	1,138,664	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.078992	10.143105	11.72%	1,900,192	2009
	10.000000	9.078992	-9.21%	474,456	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.562819	9.116587	20.54%	6,698,757	2009
	10.000000	7.562819	-24.37%	1,374,242	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.841204	8.559890	25.12%	1,581,447	2009
	10.000000	6.841204	-31.59%	768,311	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.307908	9.664334	16.33%	1,930,284	2009
	10.000000	8.307908	-16.92%	283,603	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.846940	10.569931	7.34%	1,064,883	2009
	10.000000	9.846940	-1.53%	1,798	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.852755	11.340265	15.10%	42,831	2009
	10.000000	9.852755	-1.47%	14,176	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.975923	33.815985	61.21%	483	2009
	50.440300	20.975923	-58.41%	483	2008
	35.146754	50.440300	43.51%	767	2007
	26.082562	35.146754	34.75%	767	2006
	19.938759	26.082562	30.81%	1,279	2005
	16.747920	19.938759	19.05%	1,280	2004
	10.000000	16.747920	67.48%	35	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.457530	20.083189	61.21%	50,527	2009
	29.909118	12.457530	-58.35%	60,364	2008
	20.803597	29.909118	43.77%	72,653	2007
	15.411174	20.803597	34.99%	45,587	2006
	11.767045	15.411174	30.97%	22,494	2005
	10.000000	11.767045	17.67%	7,932	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.121741	12.304475	1.51%	2,022,923	2009
	11.383970	12.121741	6.48%	2,374,849	2008
	10.747750	11.383970	5.92%	1,924,880	2007
	10.520907	10.747750	2.16%	826,936	2006
	10.306612	10.520907	2.08%	239,662	2005
	10.097116	10.306612	2.07%	126,068	2004
	10.000000	10.097116	0.97%	24,373	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.617105	8.412370	27.13%	12,193	2009
	11.762888	6.617105	-43.75%	9,749	2008
	10.879072	11.762888	8.12%	4,938	2007
	10.000000	10.879072	8.79%	394	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.518763	15.741444	25.74%	575,318	2009
	20.052686	12.518763	-37.57%	559,049	2008
	19.146442	20.052686	4.73%	501,208	2007
	16.572991	19.146442	15.53%	450,815	2006
	15.533235	16.572991	6.69%	326,252	2005
	13.780963	15.533235	12.72%	186,381	2004
	10.000000	13.780963	37.81%	39,679	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.550746	15.51%	976,583	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.110672	21.11%	1,520,438	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.565462	12.471040	7.83%	2,130,762	2009
	12.449849	11.565462	-7.10%	1,471,803	2008
	11.952305	12.449849	4.16%	843,905	2007
	11.388958	11.952305	4.95%	773,895	2006
	11.152306	11.388958	2.12%	784,722	2005
	10.780499	11.152306	3.45%	615,201	2004
	10.000000	10.780499	7.80%	162,494	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.073397	14.218297	17.77%	12,723,507	2009
	15.902704	12.073397	-24.08%	9,825,685	2008
	15.226962	15.902704	4.44%	9,169,860	2007
	13.833145	15.226962	10.08%	6,334,735	2006
	13.283730	13.833145	4.14%	3,015,212	2005
	12.268354	13.283730	8.28%	1,607,992	2004
	10.000000	12.268354	22.68%	225,549	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.385996	15.230066	22.96%	7,304,794	2009
	18.263302	12.385996	-32.18%	7,158,893	2008
	17.406379	18.263302	4.92%	6,636,184	2007
	15.372992	17.406379	13.23%	4,518,346	2006
	14.524167	15.372992	5.84%	1,470,282	2005
	13.107980	14.524167	10.80%	880,437	2004
	10.000000	13.107980	31.08%	93,688	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.848856	13.418114	13.24%	3,587,493	2009
	14.109371	11.848856	-16.02%	2,688,580	2008
	13.484310	14.109371	4.64%	2,426,440	2007
	12.581077	13.484310	7.18%	1,923,386	2006
	12.180624	12.581077	3.29%	1,428,811	2005
	11.499098	12.180624	5.93%	973,442	2004
	10.000000	11.499098	14.99%	104,433	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.216175	17.866024	35.18%	78,182	2009
	21.043186	13.216175	-37.19%	83,825	2008
	19.793057	21.043186	6.32%	87,102	2007
	18.220786	19.793057	8.63%	89,577	2006
	16.442762	18.220786	10.81%	89,379	2005
	14.372884	16.442762	14.40%	59,615	2004
	10.000000	14.372884	43.73%	10,508	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.864686	10.744251	-1.11%	1,966,150	2009
	10.769904	10.864686	0.88%	1,510,999	2008
	10.397563	10.769904	3.58%	1,253,507	2007
	10.062340	10.397563	3.33%	864,340	2006
	9.914556	10.062340	1.49%	514,625	2005
	9.949175	9.914556	-0.35%	76,313	2004
	10.000000	9.949175	-0.51%	28,572	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.212412	12.556122	22.95%	252,542	2009
	12.491118	10.212412	-18.24%	192,261	2008
	12.078610	12.491118	3.42%	149,906	2007
	11.654865	12.078610	3.64%	113,884	2006
	11.538532	11.654865	1.01%	105,766	2005
	10.956856	11.538532	5.31%	47,128	2004
	10.000000	10.956856	9.57%	2,273	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.077196	8.176393	34.54%	1,873,432	2009
	10.000000	6.077196	-39.23%	1,942,365	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.750680	15.043154	28.02%	386	2009
	22.211152	11.750680	-47.10%	386	2008
	21.878393	22.211152	1.52%	386	2007
	18.081550	21.878393	21.00%	386	2006
	16.362769	18.081550	10.50%	386	2005
	13.794301	16.362769	18.62%	386	2004
	10.000000	13.794301	37.94%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.262755	10.576559	28.00%	369,443	2009
	15.610335	8.262755	-47.07%	914,797	2008
	15.377993	15.610335	1.51%	944,014	2007
	12.708823	15.377993	21.00%	312,250	2006
	11.499254	12.708823	10.52%	86,788	2005
	10.000000	11.499254	14.99%	34,361	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.311593	8.070301	27.86%	1,099,010	2009
	10.000000	6.311593	-36.88%	1,337	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.299706	7.934264	25.95%	167,831	2009
	10.000000	6.299706	-37.00%	6,027	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.221846	7.792888	25.25%	1,233,119	2009
	10.000000	6.221846	-37.78%	769,715	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.705806	8.648417	28.97%	1,002,459	2009
	10.000000	6.705806	-32.94%	1,438,590	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.574786	12.037789	25.72%	29,826	2009
	18.117657	9.574786	-47.15%	24,581	2008
	16.739290	18.117657	8.23%	46,486	2007
	16.442630	16.739290	1.80%	18,385	2006
	15.439101	16.442630	6.50%	16,918	2005
	13.801295	15.439101	11.87%	12,916	2004
	10.000000	13.801295	38.01%	2,913	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	14.009965	17.430204	24.41%	39,410	2009
	20.935362	14.009965	-33.08%	39,469	2008
	22.830704	20.935362	-8.30%	43,628	2007
	19.723493	22.830704	15.75%	36,826	2006
	19.412385	19.723493	1.60%	31,723	2005
	16.785277	19.412385	15.65%	22,889	2004
	10.000000	16.785277	67.85%	2,201	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.968402	17.232892	32.88%	101,136	2009
	21.282196	12.968402	-39.06%	224,549	2008
	21.130800	21.282196	0.72%	200,067	2007
	19.128034	21.130800	10.47%	158,258	2006
	17.275766	19.128034	10.72%	85,735	2005
	14.713013	17.275766	17.42%	52,566	2004
	10.000000	14.713013	47.13%	8,486	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.419872	12.932384	24.11%	1,192,736	2009
	18.053627	10.419872	-42.28%	1,499,813	2008
	16.928560	18.053627	6.65%	1,174,551	2007
	15.101256	16.928560	12.10%	418,420	2006
	14.271744	15.101256	5.81%	9,785	2005
	13.181105	14.271744	8.27%	4,985	2004
	10.000000	13.181105	31.81%	2,098	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.589945	7.211786	29.01%	178,182	2009
	10.000000	5.589945	-44.10%	5,866	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.866941	10.446897	5.88%	403,948	2009
	10.000000	9.866941	-1.33%	59,768	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.937743	29.38%	14,425	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.934195	29.34%	1,411,608	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.098645	14.072345	26.79%	355,745	2009
	17.884339	11.098645	-37.94%	397,639	2008
	18.577828	17.884339	-3.73%	949,816	2007
	16.262888	18.577828	14.23%	453,418	2006
	15.826204	16.262888	2.76%	96,807	2005
	13.674044	15.826204	15.74%	45,580	2004
	10.000000	13.674044	36.74%	9,081	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.627770	13.719041	42.49%	136,438	2009
	17.924682	9.627770	-46.29%	166,439	2008
	15.927000	17.924682	12.54%	176,902	2007
	14.962433	15.927000	6.45%	155,812	2006
	14.434172	14.962433	3.66%	142,276	2005
	13.695987	14.434172	5.39%	70,004	2004
	10.000000	13.695987	36.96%	7,392	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.344243	12.874272	37.78%	265,118	2009
	15.846799	9.344243	-41.03%	296,107	2008
	15.116328	15.846799	4.83%	305,339	2007
	13.025388	15.116328	16.05%	273,346	2006
	11.553527	13.025388	12.74%	164,938	2005
	10.000000	11.553527	15.54%	81,272	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.436640	19.886761	37.75%	10,324	2009
	24.476392	14.436640	-41.02%	10,882	2008
	23.343167	24.476392	4.85%	13,476	2007
	20.120354	23.343167	16.02%	14,608	2006
	17.844773	20.120354	12.75%	15,691	2005
	15.185545	17.844773	17.51%	19,884	2004
	10.000000	15.185545	51.86%	6,972	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.022443	2.527302	24.96%	67,821	2009
	9.574573	2.022443	-78.88%	62,506	2008
	10.000000	9.574573	-4.25%	28,629	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.960382	3.685734	24.50%	25,666	2009
	13.977407	2.960382	-78.82%	29,875	2008
	14.207523	13.977407	-1.62%	43,307	2007
	13.158348	14.207523	7.97%	62,843	2006
	13.049343	13.158348	0.84%	62,281	2005
	12.141015	13.049343	7.48%	45,847	2004
	10.000000	12.141015	21.41%	10,370	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.510501	13.298130	26.52%	1,245,937	2009
	17.324795	10.510501	-39.33%	1,408,510	2008
	16.828784	17.324795	2.95%	1,166,720	2007
	14.834684	16.828784	13.44%	547,989	2006
	14.192053	14.834684	4.53%	95,916	2005
	13.154162	14.192053	7.89%	69,371	2004
	10.000000	13.154162	31.54%	17,866	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	13.113862	17.744186	35.31%	101,069	2009
	21.399140	13.113862	-38.72%	444,737	2008
	21.955079	21.399140	-2.53%	300,587	2007
	19.370473	21.955079	13.34%	131,048	2006
	17.860093	19.370473	8.46%	47,036	2005
	15.160168	17.860093	17.81%	40,388	2004
	10.000000	15.160168	51.60%	4,257	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.881912	8.82%	15,301	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.961461	9.61%	718,570	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	9.083964	11.656463	28.32%	22,663	2009
	14.990773	9.083964	-39.40%	26,777	2008
	16.140864	14.990773	-7.13%	30,248	2007
	14.086781	16.140864	14.58%	33,133	2006
	13.542179	14.086781	4.02%	34,344	2005
	12.329674	13.542179	9.83%	16,315	2004
	10.000000	12.329674	23.30%	1,928	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.122313	14.934733	23.20%	1,430	2009
	21.880176	12.122313	-44.60%	1,430	2008
	20.426997	21.880176	7.11%	1,942	2007
	16.179193	20.426997	26.25%	1,986	2006
	14.587540	16.179193	10.91%	1,986	2005
	12.700361	14.587540	14.86%	1,986	2004
	10.000000	12.700361	27.00%	365	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.633740	13.987700	62.01%	4,785	2009
	13.871050	8.633740	-37.76%	6,810	2008
	13.299138	13.871050	4.30%	6,500	2007
	12.759864	13.299138	4.23%	9,086	2006
	12.212644	12.759864	4.48%	8,899	2005
	11.762739	12.212644	3.82%	9,891	2004
	10.000000	11.762739	17.63%	3,534	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.649024	10.720963	40.16%	140,624	2009
	13.493029	7.649024	-43.31%	1,036,333	2008
	12.135271	13.493029	11.19%	426,864	2007
	11.228572	12.135271	8.07%	39,369	2006
	10.000000	11.228572	12.29%	19,173	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.943123	9.834439	23.81%	464,514	2009
	12.608058	7.943123	-37.00%	418,297	2008
	12.380437	12.608058	1.84%	268,593	2007
	10.555654	12.380437	17.29%	131,784	2006
	10.000000	10.555654	5.56%	40,838	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.097843	10.918054	8.12%	68,338	2009
	11.408108	10.097843	-11.49%	1,180,775	2008
	10.969146	11.408108	4.00%	1,291,473	2007
	10.714855	10.969146	2.37%	433,087	2006
	10.428901	10.714855	2.74%	54,759	2005
	10.137329	10.428901	2.88%	32,933	2004
	10.000000	10.137329	1.37%	5,646	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.747139	18.967320	28.62%	1,535	2009
	17.547321	14.747139	-15.96%	1,556	2008
	16.685601	17.547321	5.16%	1,563	2007
	15.233456	16.685601	9.53%	3,065	2006
	13.742442	15.233456	10.85%	3,071	2005
	12.629396	13.742442	8.81%	3,461	2004
	10.000000	12.629396	26.29%	164	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.978181	12.532630	25.60%	2,166	2009
	16.246396	9.978181	-38.58%	6,704	2008
	14.948726	16.246396	8.68%	8,990	2007
	13.302277	14.948726	12.38%	7,772	2006
	12.374294	13.302277	7.50%	5,059	2005
	11.414887	12.374294	8.40%	2,094	2004
	10.000000	11.414887	14.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.755499	9.992417	14.13%	0	2009
	12.495383	8.755499	-29.93%	0	2008
	11.749097	12.495383	6.35%	0	2007
	10.598769	11.749097	10.85%	0	2006
	10.212427	10.598769	3.78%	0	2005
	10.000000	10.212427	2.12%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.832924	9.684240	41.73%	0	2009
	11.330407	6.832924	-39.69%	0	2008
	10.652087	11.330407	6.37%	0	2007
	10.528495	10.652087	1.17%	0	2006
	10.076254	10.528495	4.49%	0	2005
	10.000000	10.076254	0.76%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.853008	13.358197	50.89%	13,808	2009
	15.289624	8.853008	-42.10%	0	2008
	13.591399	15.289624	12.49%	0	2007
	11.200593	13.591399	21.35%	0	2006
	10.664779	11.200593	5.02%	0	2005
	10.000000	10.664779	6.65%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.035993	12.217550	10.71%	2,116	2009
	10.903707	11.035993	1.21%	2,116	2008
	10.388093	10.903707	4.96%	2,116	2007
	10.122304	10.388093	2.63%	2,116	2006
	10.049066	10.122304	0.73%	2,116	2005
	10.000000	10.049066	0.49%	0	2004*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.891935	12.944476	18.84%	17,563	2009
	18.598600	10.891935	-41.44%	20,605	2008
	17.962295	18.598600	3.54%	23,852	2007
	15.548302	17.962295	15.53%	26,393	2006
	15.052725	15.548302	3.29%	28,020	2005
	13.705252	15.052725	9.83%	29,261	2004
	10.000000	13.705252	37.05%	3,957	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.157344	18.535352	40.87%	5,158	2009
	20.737143	13.157344	-36.55%	5,257	2008
	20.685110	20.737143	0.25%	6,353	2007
	18.341435	20.685110	12.78%	4,681	2006
	17.417912	18.341435	5.30%	4,297	2005
	14.812882	17.417912	17.59%	4,311	2004
	10.000000	14.812882	48.13%	2,533	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.520233	12.538291	8.84%	45,173	2009
	11.854386	11.520233	-2.82%	56,231	2008
	10.964296	11.854386	8.12%	44,699	2007
	10.929220	10.964296	0.32%	39,763	2006
	10.896901	10.929220	0.30%	38,413	2005
	10.428842	10.896901	4.49%	20,684	2004
	10.000000	10.428842	4.29%	13,245	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.310065	13.153806	16.30%	2,702	2009
	17.547486	11.310065	-35.55%	4,117	2008
	17.848184	17.547486	-1.68%	4,216	2007
	15.472068	17.848184	15.36%	4,657	2006
	14.990212	15.472068	3.21%	4,782	2005
	13.484369	14.990212	11.17%	5,425	2004
	10.000000	13.484369	34.84%	2,795	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.561908	12.256429	28.18%	3,466	2009
	12.826795	9.561908	-25.45%	2,136	2008
	13.312954	12.826795	-3.65%	3,247	2007
	11.213063	13.312954	18.73%	5,186	2006
	10.000000	11.213063	12.13%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.561223	14.850647	18.23%	28,904	2009
	17.378494	12.561223	-27.72%	30,606	2008
	18.586472	17.378494	-6.50%	41,003	2007
	15.887628	18.586472	16.99%	42,211	2006
	15.343342	15.887628	3.55%	30,525	2005
	13.608621	15.343342	12.75%	17,852	2004
	10.000000	13.608621	36.09%	4,169	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.076097	20.76%	935	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.057572	17.355993	23.46%	7,331	2009
	20.605838	14.057572	-31.78%	7,421	2008
	21.005675	20.605838	-1.90%	8,840	2007
	18.591598	21.005675	12.98%	9,661	2006
	17.556363	18.591598	5.90%	10,218	2005
	14.586335	17.556363	20.36%	9,543	2004
	10.000000	14.586335	45.86%	2,133	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.931931	13.606896	24.47%	92,281	2009
	17.662101	10.931931	-38.11%	101,882	2008
	17.036532	17.662101	3.67%	125,457	2007
	14.974545	17.036532	13.77%	137,054	2006
	14.519795	14.974545	3.13%	148,379	2005
	13.324207	14.519795	8.97%	153,060	2004
	10.000000	13.324207	33.24%	9,618	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.348974	13.698331	20.70%	4,673	2009
	16.353341	11.348974	-30.60%	4,978	2008
	15.499446	16.353341	5.51%	5,464	2007
	13.506071	15.499446	14.76%	6,878	2006
	13.135669	13.506071	2.82%	9,108	2005
	12.693121	13.135669	3.49%	9,769	2004
	10.000000	12.693121	26.93%	4,212	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.685842	10.787110	24.19%	1,271	2009
	14.134927	8.685842	-38.55%	1,478	2008
	16.134823	14.134927	-12.39%	1,865	2007
	15.782822	16.134823	2.23%	1,949	2006
	15.140778	15.782822	4.24%	1,936	2005
	13.807334	15.140778	9.66%	1,926	2004
	10.000000	13.807334	38.07%	634	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.858215	13.263410	11.85%	1,245	2009
	17.073810	11.858215	-30.55%	4,550	2008
	15.770575	17.073810	8.26%	4,551	2007
	13.792857	15.770575	14.34%	4,253	2006
	13.734130	13.792857	0.43%	4,557	2005
	12.984783	13.734130	5.77%	5,020	2004
	10.000000	12.984783	29.85%	2,166	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.162081	12.057726	18.65%	62,047	2009
	11.131463	10.162081	-8.71%	61,637	2008
	10.722007	11.131463	3.82%	72,250	2007
	10.447837	10.722007	2.62%	79,935	2006
	10.476314	10.447837	-0.27%	80,760	2005
	10.268046	10.476314	2.03%	66,728	2004
	10.000000	10.268046	2.68%	18,490	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.165923	11.219591	22.41%	0	2009
	12.403881	9.165923	-26.10%	0	2008
	11.585934	12.403881	7.06%	0	2007
	10.706491	11.585934	8.21%	0	2006
	10.000000	10.706491	7.06%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.754255	11.112765	26.94%	27,417	2009
	13.192339	8.754255	-33.64%	27,662	2008
	12.149289	13.192339	8.59%	29,640	2007
	11.013523	12.149289	10.31%	28,317	2006
	10.000000	11.013523	10.14%	18,939	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.380464	10.855980	29.54%	0	2009
	13.726255	8.380464	-38.95%	0	2008
	12.514327	13.726255	9.68%	0	2007
	11.221906	12.514327	11.52%	0	2006
	10.000000	11.221906	12.22%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.657828	16.933005	33.77%	76,610	2009
	22.367008	12.657828	-43.41%	85,962	2008
	19.310395	22.367008	15.83%	107,403	2007
	17.548084	19.310395	10.04%	118,574	2006
	15.233609	17.548084	15.19%	113,234	2005
	13.395716	15.233609	13.72%	71,335	2004
	10.000000	13.395716	33.96%	16,667	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.993789	14.563801	45.73%	1,904	2009
	22.196567	9.993789	-54.98%	4,659	2008
	15.434380	22.196567	43.81%	3,027	2007
	13.402323	15.434380	15.16%	9,011	2006
	10.000000	13.402323	34.02%	5,985	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.521820	13.495315	28.26%	60,349	2009
	18.632087	10.521820	-43.53%	62,869	2008
	18.632135	18.632087	0.00%	74,265	2007
	15.732068	18.632135	18.43%	83,339	2006
	15.090059	15.732068	4.25%	101,151	2005
	13.737819	15.090059	9.84%	90,078	2004
	10.000000	13.737819	37.38%	27,583	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.085837	12.745017	26.37%	31,747	2009
	19.384006	10.085837	-47.97%	32,764	2008
	15.498745	19.384006	25.07%	40,732	2007
	14.726525	15.498745	5.24%	34,636	2006
	14.134644	14.726525	4.19%	35,853	2005
	13.880172	14.134644	1.83%	33,609	2004
	10.000000	13.880172	38.80%	11,640	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.772017	12.282886	14.03%	76,924	2009
	11.299506	10.772017	-4.67%	82,869	2008
	10.994286	11.299506	2.78%	86,745	2007
	10.690860	10.994286	2.84%	99,757	2006
	10.624499	10.690860	0.62%	105,480	2005
	10.326328	10.624499	2.89%	63,538	2004
	10.000000	10.326328	3.26%	9,049	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.541095	21.447538	38.01%	46,414	2009
	26.059359	15.541095	-40.36%	48,100	2008
	22.881386	26.059359	13.89%	55,382	2007
	20.613534	22.881386	11.00%	60,078	2006
	17.687147	20.613534	16.55%	71,565	2005
	14.368243	17.687147	23.10%	45,338	2004
	10.000000	14.368243	43.68%	16,846	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.476801	18.044268	24.64%	7,447	2009
	26.160493	14.476801	-44.66%	7,448	2008
	22.633693	26.160493	15.58%	7,448	2007
	19.460718	22.633693	16.30%	7,448	2006
	16.590238	19.460718	17.30%	7,449	2005
	14.826272	16.590238	11.90%	7,529	2004
	10.000000	14.826272	48.26%	9,671	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.636951	12.009807	24.62%	16,451	2009
	17.410128	9.636951	-44.65%	16,968	2008
	15.062075	17.410128	15.59%	21,534	2007
	12.946101	15.062075	16.34%	21,567	2006
	11.040339	12.946101	17.26%	24,284	2005
	10.000000	11.040339	10.40%	20,248	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.879775	16.884114	55.19%	3,440	2009
	22.617260	10.879775	-51.90%	3,627	2008
	21.723116	22.617260	4.12%	5,928	2007
	18.961867	21.723116	14.56%	4,111	2006
	18.746295	18.961867	1.15%	10,491	2005
	16.675759	18.746295	12.42%	14,459	2004
	10.000000	16.675759	66.76%	1,269	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.916115	10.599753	33.90%	63,510	2009
	11.396036	7.916115	-30.54%	59,110	2008
	11.123200	11.396036	2.45%	49,381	2007
	10.000000	11.123200	11.23%	27,045	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.829259	13.707460	15.88%	75,013	2009
	16.432270	11.829259	-28.01%	86,236	2008
	17.101050	16.432270	-3.91%	104,700	2007
	14.785234	17.101050	15.66%	145,985	2006
	14.475864	14.785234	2.14%	130,033	2005
	13.206529	14.475864	9.61%	118,733	2004
	10.000000	13.206529	32.07%	22,604	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.955148	17.798651	27.54%	29,884	2009
	21.097978	13.955148	-33.86%	32,501	2008
	21.887430	21.097978	-3.61%	36,011	2007
	18.946391	21.887430	15.52%	37,660	2006
	17.639138	18.946391	7.41%	38,850	2005
	14.434639	17.639138	22.20%	34,312	2004
	10.000000	14.434639	44.35%	8,564	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.600419	8.489692	28.62%	0	2009
	10.000000	6.600419	-34.00%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.545392	16.272686	70.48%	2,549	2009
	20.424312	9.545392	-53.26%	581	2008
	16.071961	20.424312	27.08%	2,527	2007
	12.698125	16.071961	26.57%	3,900	2006
	10.000000	12.698125	26.98%	2,365	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.140350	19.136075	35.33%	5,630	2009
	24.017376	14.140350	-41.12%	6,689	2008
	21.066692	24.017376	14.01%	10,172	2007
	17.565594	21.066692	19.93%	11,411	2006
	16.145493	17.565594	8.80%	12,745	2005
	13.793976	16.145493	17.05%	15,337	2004
	10.000000	13.793976	37.94%	11,725	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.091589	13.672328	35.48%	31,722	2009
	17.144635	10.091589	-41.14%	36,579	2008
	15.039750	17.144635	14.00%	36,983	2007
	12.538624	15.039750	19.95%	45,034	2006
	11.528731	12.538624	8.76%	46,574	2005
	10.000000	11.528731	15.29%	25,337	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.556261	14.716298	17.20%	30,560	2009
	11.972125	12.556261	4.88%	26,362	2008
	10.919750	11.972125	9.64%	14,066	2007
	9.799086	10.919750	11.44%	2,110	2006
	10.000000	9.799086	-2.01%	8,439	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.863356	11.758023	19.21%	5,087	2009
	17.409344	9.863356	-43.34%	5,833	2008
	15.779518	17.409344	10.33%	6,379	2007
	15.066022	15.779518	4.74%	6,319	2006
	14.050854	15.066022	7.22%	7,237	2005
	13.381288	14.050854	5.00%	6,310	2004
	10.000000	13.381288	33.81%	1,069	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.238163	15.757610	40.22%	3,038	2009
	21.525145	11.238163	-47.79%	3,853	2008
	19.719076	21.525145	9.16%	3,761	2007
	17.175844	19.719076	14.81%	3,660	2006
	15.917685	17.175844	7.90%	3,888	2005
	13.983912	15.917685	13.83%	2,677	2004
	10.000000	13.983912	39.84%	839	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.865539	18.66%	3,535	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.932819	16.038356	24.01%	11,937	2009
	15.602324	12.932819	-17.11%	11,118	2008
	14.326993	15.602324	8.90%	15,950	2007
	13.139386	14.326993	9.04%	18,292	2006
	12.358479	13.139386	6.32%	16,146	2005
	11.556502	12.358479	6.94%	15,157	2004
	10.000000	11.556502	15.57%	6,258	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.933433	18.648783	44.19%	4,838	2009
	23.518443	12.933433	-45.01%	3,258	2008
	17.431602	23.518443	34.92%	13,866	2007
	16.176919	17.431602	7.76%	1,434	2006
	14.553654	16.176919	11.15%	1,435	2005
	12.493074	14.553654	16.49%	1,435	2004
	10.000000	12.493074	24.93%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.851124	22.725239	76.83%	11,067	2009
	27.232002	12.851124	-52.81%	10,181	2008
	21.533365	27.232002	26.46%	9,358	2007
	14.864113	21.533365	44.87%	6,875	2006
	11.401257	14.864113	30.37%	1,713	2005
	10.000000	11.401257	14.01%	1,955	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	19.029804	33.651172	76.83%	2,941	2009
	40.340861	19.029804	-52.83%	2,946	2008
	31.912614	40.340861	26.41%	2,946	2007
	22.038767	31.912614	44.80%	2,946	2006
	16.914366	22.038767	30.30%	2,946	2005
	14.431628	16.914366	17.20%	2,946	2004
	10.000000	14.431628	44.32%	1,826	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.131280	13.916023	37.36%	17,315	2009
	16.280091	10.131280	-37.77%	18,361	2008
	14.850087	16.280091	9.63%	18,410	2007
	14.013917	14.850087	5.97%	18,715	2006
	13.615317	14.013917	2.93%	19,005	2005
	12.650967	13.615317	7.62%	16,907	2004
	10.000000	12.650967	26.51%	9,175	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.156184	15.908543	20.92%	19,750	2009
	19.808873	13.156184	-33.58%	15,611	2008
	18.645132	19.808873	6.24%	21,997	2007
	15.667692	18.645132	19.00%	20,273	2006
	14.901771	15.667692	5.14%	15,531	2005
	13.142033	14.901771	13.39%	2,431	2004
	10.000000	13.142033	31.42%	1,590	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.906348	11.048459	24.05%	111,488	2009
	12.716596	8.906348	-31.24%	130,704	2008
	12.048254	12.716596	5.55%	142,904	2007
	11.049034	12.048254	9.04%	168,209	2006
	10.758576	11.049034	2.70%	180,933	2005
	10.000000	10.758576	7.59%	139,437	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.150793	10.240700	11.91%	12,280	2009
	10.704077	9.150793	-14.51%	15,429	2008
	10.346619	10.704077	3.45%	15,567	2007
	10.054736	10.346619	2.90%	23,644	2006
	10.036805	10.054736	0.18%	23,301	2005
	10.085267	10.036805	-0.48%	18,426	2004
	10.000000	10.085267	0.85%	12,546	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.405887	11.401784	21.22%	0	2009
	15.737151	9.405887	-40.23%	0	2008
	15.855812	15.737151	-0.75%	0	2007
	15.254782	15.855812	3.94%	0	2006
	15.012368	15.254782	1.61%	0	2005
	13.588485	15.012368	10.48%	0	2004
	10.000000	13.588485	35.88%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.335393	13.413659	29.78%	1,014	2009
	17.283561	10.335393	-40.20%	1,089	2008
	16.265200	17.283561	6.26%	2,461	2007
	14.485598	16.265200	12.29%	2,375	2006
	13.727148	14.485598	5.53%	1,665	2005
	12.271291	13.727148	11.86%	641	2004
	10.000000	12.271291	22.71%	139	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.323537	13.24%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.446627	24.47%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.609027	9.273251	21.87%	24,250	2009
	10.972607	7.609027	-30.65%	27,264	2008
	10.469308	10.972607	4.81%	23,903	2007
	10.000000	10.469308	4.69%	11,064	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.458857	10.475482	10.75%	11,406	2009
	10.627782	9.458857	-11.00%	19,554	2008
	10.451366	10.627782	1.69%	29,579	2007
	10.000000	10.451366	4.51%	9,282	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.357433	10.288170	39.83%	7,611	2009
	12.142021	7.357433	-39.41%	4,197	2008
	10.752059	12.142021	12.93%	8,767	2007
	10.000000	10.752059	7.52%	2,336	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.256195	8.573945	37.05%	9,614	2009
	11.356722	6.256195	-44.91%	6,056	2008
	10.278312	11.356722	10.49%	21,720	2007
	10.000000	10.278312	2.78%	17,108	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.999507	7.742763	29.06%	9,650	2009
	9.809470	5.999507	-38.84%	0	2008
	10.000000	9.809470	-1.91%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.396527	14.989136	44.17%	14,673	2009
	14.620363	10.396527	-28.89%	15,844	2008
	14.356419	14.620363	1.84%	26,020	2007
	13.143946	14.356419	9.22%	28,463	2006
	13.000404	13.143946	1.10%	34,678	2005
	11.957633	13.000404	8.72%	48,928	2004
	10.000000	11.957633	19.58%	21,209	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.258152	11.912792	44.25%	39,719	2009
	11.630759	8.258152	-29.00%	31,769	2008
	11.417078	11.630759	1.87%	37,593	2007
	10.453271	11.417078	9.22%	40,090	2006
	10.000000	10.453271	4.53%	45,144	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.461818	6.982004	27.83%	892	2009
	10.000000	5.461818	-45.38%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.304907	33.05%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.111068	7.720327	51.05%	0	2009
	10.000000	5.111068	-48.89%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.124732	7.939453	29.63%	5,149	2009
	10.000000	6.124732	-38.75%	5,950	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.359322	8.113295	27.58%	0	2009
	10.000000	6.359322	-36.41%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.922177	9.373787	18.32%	244	2009
	10.000000	7.922177	-20.78%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.199765	8.827775	22.61%	0	2009
	10.000000	7.199765	-28.00%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.072864	10.126015	11.61%	8,297	2009
	10.000000	9.072864	-9.27%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.557700	9.101202	20.42%	3,969	2009
	10.000000	7.557700	-24.42%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.836576	8.545465	25.00%	0	2009
	10.000000	6.836576	-31.63%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.302301	9.648048	16.21%	21,940	2009
	10.000000	8.302301	-16.98%	22,790	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.840292	10.552114	7.23%	2,960	2009
	10.000000	9.840292	-1.60%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.846106	11.321157	14.98%	10,678	2009
	10.000000	9.846106	-1.54%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.851578	33.581526	61.05%	0	2009
	50.192300	20.851578	-58.46%	0	2008
	35.009514	50.192300	43.37%	29	2007
	26.006933	35.009514	34.62%	29	2006
	19.900995	26.006933	30.68%	29	2005
	16.733125	19.900995	18.93%	29	2004
	10.000000	16.733125	67.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.398865	19.968403	61.05%	7,122	2009
	29.798561	12.398865	-58.39%	5,706	2008
	20.747777	29.798561	43.62%	7,967	2007
	15.385337	20.747777	34.85%	8,330	2006
	11.759167	15.385337	30.84%	6,331	2005
	10.000000	11.759167	17.59%	2,296	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.049841	12.219122	1.40%	101,088	2009
	11.327897	12.049841	6.37%	125,817	2008
	10.705704	11.327897	5.81%	76,531	2007
	10.490339	10.705704	2.05%	92,522	2006
	10.287039	10.490339	1.98%	98,014	2005
	10.088161	10.287039	1.97%	84,422	2004
	10.000000	10.088161	0.88%	10,075	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.599237	8.381156	27.00%	621	2009
	11.743033	6.599237	-43.80%	650	2008
	10.871766	11.743033	8.01%	0	2007
	10.000000	10.871766	8.72%	319	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.444523	15.632265	25.62%	69,820	2009
	19.954000	12.444523	-37.63%	70,593	2008
	19.071621	19.954000	4.63%	76,770	2007
	16.524893	19.071621	15.41%	83,136	2006
	15.503787	16.524893	6.59%	81,133	2005
	13.768764	15.503787	12.60%	68,228	2004
	10.000000	13.768764	37.69%	15,293	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.542944	15.43%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.102502	21.03%	3,779	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.496884	12.384560	7.72%	118,085	2009
	12.388569	11.496884	-7.20%	108,373	2008
	11.905582	12.388569	4.06%	119,591	2007
	11.355896	11.905582	4.84%	111,203	2006
	11.131149	11.355896	2.02%	159,442	2005
	10.770944	11.131149	3.34%	153,617	2004
	10.000000	10.770944	7.71%	33,156	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.001822	14.119693	17.65%	564,098	2009
	15.824448	12.001822	-24.16%	686,160	2008
	15.167450	15.824448	4.33%	861,081	2007
	13.792985	15.167450	9.96%	906,993	2006
	13.258532	13.792985	4.03%	926,627	2005
	12.257476	13.258532	8.17%	889,504	2004
	10.000000	12.257476	22.57%	165,669	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.312557	15.124442	22.84%	386,538	2009
	18.173421	12.312557	-32.25%	417,652	2008
	17.338348	18.173421	4.82%	471,436	2007
	15.328374	17.338348	13.11%	545,369	2006
	14.496628	15.328374	5.74%	591,529	2005
	13.096373	14.496628	10.69%	593,289	2004
	10.000000	13.096373	30.96%	145,784	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.778592	13.325050	13.13%	247,931	2009
	14.039919	11.778592	-16.11%	301,698	2008
	13.431593	14.039919	4.53%	323,964	2007
	12.544538	13.431593	7.07%	318,931	2006
	12.157509	12.544538	3.18%	335,518	2005
	11.488900	12.157509	5.82%	312,366	2004
	10.000000	11.488900	14.89%	59,466	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.137796	17.742082	35.05%	5,186	2009
	20.939637	13.137796	-37.26%	5,822	2008
	19.715712	20.939637	6.21%	5,534	2007
	18.167905	19.715712	8.52%	8,558	2006
	16.411579	18.167905	10.70%	8,978	2005
	14.360150	16.411579	14.29%	6,774	2004
	10.000000	14.360150	43.60%	1,859	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.799837	10.669317	-1.21%	86,146	2009
	10.716462	10.799837	0.78%	125,446	2008
	10.356504	10.716462	3.48%	55,577	2007
	10.032727	10.356504	3.23%	96,257	2006
	9.895360	10.032727	1.39%	85,361	2005
	9.939966	9.895360	-0.45%	97,787	2004
	10.000000	9.939966	-0.60%	421	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.151842	12.469036	22.83%	28,839	2009
	12.429626	10.151842	-18.33%	31,007	2008
	12.031384	12.429626	3.31%	40,309	2007
	11.621015	12.031384	3.53%	34,111	2006
	11.516635	11.621015	0.91%	32,952	2005
	10.947135	11.516635	5.20%	16,845	2004
	10.000000	10.947135	9.47%	1,002	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.073083	8.162604	34.41%	25,849	2009
	10.000000	6.073083	-39.27%	4,757	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.683433	14.941929	27.89%	536	2009
	22.106488	11.683433	-47.15%	741	2008
	21.797487	22.106488	1.42%	1,194	2007
	18.032864	21.797487	20.88%	1,615	2006
	16.335191	18.032864	10.39%	1,889	2005
	13.784997	16.335191	18.50%	1,893	2004
	10.000000	13.784997	37.85%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.223837	10.516093	27.87%	15,267	2009
	15.552594	8.223837	-47.12%	23,123	2008
	15.336721	15.552594	1.41%	24,399	2007
	12.687509	15.336721	20.88%	24,152	2006
	11.491561	12.687509	10.41%	24,019	2005
	10.000000	11.491561	14.92%	6,872	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.307318	8.056674	27.74%	7,081	2009
	10.000000	6.307318	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.295437	7.920878	25.82%	28,462	2009
	10.000000	6.295437	-37.05%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.217635	7.779729	25.12%	38,344	2009
	10.000000	6.217635	-37.82%	1,973	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.701262	8.633805	28.84%	4,010	2009
	10.000000	6.701262	-32.99%	3,507	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.517988	11.954272	25.60%	6,997	2009
	18.028478	9.517988	-47.21%	7,343	2008
	16.673865	18.028478	8.12%	7,443	2007
	16.394915	16.673865	1.70%	8,320	2006
	15.409829	16.394915	6.39%	10,263	2005
	13.789075	15.409829	11.75%	7,424	2004
	10.000000	13.789075	37.89%	2,263	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.926862	17.309278	24.29%	8,358	2009
	20.832316	13.926862	-33.15%	9,219	2008
	22.741481	20.832316	-8.40%	12,726	2007
	19.666249	22.741481	15.64%	14,533	2006
	19.375585	19.666249	1.50%	14,567	2005
	16.770427	19.375585	15.53%	13,214	2004
	10.000000	16.770427	67.70%	3,049	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.891503	17.113382	32.75%	8,772	2009
	21.177486	12.891503	-39.13%	10,979	2008
	21.048246	21.177486	0.61%	12,964	2007
	19.072534	21.048246	10.36%	13,314	2006
	17.243018	19.072534	10.61%	17,030	2005
	14.699991	17.243018	17.30%	11,155	2004
	10.000000	14.699991	47.00%	1,869	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.358075	12.842677	23.99%	4,334	2009
	17.964782	10.358075	-42.34%	4,866	2008
	16.862404	17.964782	6.54%	2,778	2007
	15.057436	16.862404	11.99%	2,177	2006
	14.244700	15.057436	5.71%	1,672	2005
	13.169445	14.244700	8.16%	714	2004
	10.000000	13.169445	31.69%	313	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.586139	7.199571	28.88%	54,139	2009
	10.000000	5.586139	-44.14%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.860285	10.429293	5.77%	4,288	2009
	10.000000	9.860285	-1.40%	810	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.929015	29.29%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.925473	29.25%	3,197	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.032808	13.974721	26.67%	13,774	2009
	17.796309	11.032808	-38.01%	14,964	2008
	18.505212	17.796309	-3.83%	17,661	2007
	16.215677	18.505212	14.12%	21,209	2006
	15.796192	16.215677	2.66%	26,259	2005
	13.661931	15.796192	15.62%	22,437	2004
	10.000000	13.661931	36.62%	761	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.570652	13.623853	42.35%	22,732	2009
	17.836443	9.570652	-46.34%	26,074	2008
	15.864737	17.836443	12.43%	38,213	2007
	14.918999	15.864737	6.34%	51,734	2006
	14.406804	14.918999	3.56%	68,243	2005
	13.683857	14.406804	5.28%	67,772	2004
	10.000000	13.683857	36.84%	18,601	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.300233	12.800664	37.64%	24,966	2009
	15.788180	9.300233	-41.09%	33,842	2008
	15.075751	15.788180	4.73%	46,798	2007
	13.003547	15.075751	15.94%	47,480	2006
	11.545805	13.003547	12.63%	41,715	2005
	10.000000	11.545805	15.46%	25,254	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.351042	19.748832	37.61%	11,837	2009
	24.355978	14.351042	-41.08%	12,679	2008
	23.251982	24.355978	4.75%	13,675	2007
	20.061994	23.251982	15.90%	14,840	2006
	17.810972	20.061994	12.64%	15,759	2005
	15.172123	17.810972	17.39%	19,466	2004
	10.000000	15.172123	51.72%	15,706	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.019020	2.520477	24.84%	11,646	2009
	9.568097	2.019020	-78.90%	9,155	2008
	10.000000	9.568097	-4.32%	14,191	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.942816	3.660149	24.38%	19,935	2009
	13.908610	2.942816	-78.84%	20,644	2008
	14.151995	13.908610	-1.72%	24,762	2007
	13.120155	14.151995	7.86%	36,995	2006
	13.024605	13.120155	0.73%	39,864	2005
	12.130260	13.024605	7.37%	36,396	2004
	10.000000	12.130260	21.30%	17,040	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.448177	13.205884	26.39%	25,641	2009
	17.239555	10.448177	-39.39%	32,174	2008
	16.763040	17.239555	2.84%	40,825	2007
	14.791636	16.763040	13.33%	45,831	2006
	14.165148	14.791636	4.42%	46,775	2005
	13.142514	14.165148	7.78%	40,614	2004
	10.000000	13.142514	31.43%	11,926	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	13.036119	17.621145	35.17%	10,896	2009
	21.293886	13.036119	-38.78%	14,292	2008
	21.869330	21.293886	-2.63%	17,011	2007
	19.314296	21.869330	13.23%	19,132	2006
	17.826274	19.314296	8.35%	18,983	2005
	15.146754	17.826274	17.69%	15,579	2004
	10.000000	15.146754	51.47%	4,519	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.874552	8.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.954048	9.54%	46,111	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	9.031982	11.578051	28.19%	3,772	2009
	14.920123	9.031982	-39.46%	3,729	2008
	16.081163	14.920123	-7.22%	4,173	2007
	14.048844	16.081163	14.47%	5,732	2006
	13.519348	14.048844	3.92%	6,791	2005
	12.321351	13.519348	9.72%	8,036	2004
	10.000000	12.321351	23.21%	2,550	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.052948	14.834253	23.08%	3,412	2009
	21.777079	12.052948	-44.65%	3,412	2008
	20.351449	21.777079	7.01%	3,412	2007
	16.135628	20.351449	26.13%	3,413	2006
	14.562944	16.135628	10.80%	3,413	2005
	12.691782	14.562944	14.74%	7,498	2004
	10.000000	12.691782	26.92%	1,876	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.584322	13.893565	61.85%	3,436	2009
	13.805667	8.584322	-37.82%	3,862	2008
	13.249928	13.805667	4.19%	4,253	2007
	12.725497	13.249928	4.12%	4,388	2006
	12.192050	12.725497	4.38%	4,406	2005
	11.754791	12.192050	3.72%	4,730	2004
	10.000000	11.754791	17.55%	2,927	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.620685	10.670445	40.02%	4,643	2009
	13.456691	7.620685	-43.37%	7,304	2008
	12.114909	13.456691	11.08%	7,787	2007
	11.221044	12.114909	7.97%	1,063	2006
	10.000000	11.221044	12.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.913686	9.788090	23.69%	10,279	2009
	12.574077	7.913686	-37.06%	8,578	2008
	12.359645	12.574077	1.73%	6,237	2007
	10.548574	12.359645	17.17%	4,339	2006
	10.000000	10.548574	5.49%	3,062	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.040076	10.844613	8.01%	5,121	2009
	11.354331	10.040076	-11.57%	20,145	2008
	10.928553	11.354331	3.90%	21,505	2007
	10.685986	10.928553	2.27%	23,680	2006
	10.411305	10.685986	2.64%	26,776	2005
	10.130478	10.411305	2.77%	13,991	2004
	10.000000	10.130478	1.30%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.657881	18.833473	28.49%	434	2009
	17.458787	14.657881	-16.04%	667	2008
	16.618318	17.458787	5.06%	667	2007
	15.187336	16.618318	9.42%	718	2006
	13.714668	15.187336	10.74%	718	2005
	12.616630	13.714668	8.70%	718	2004
	10.000000	12.616630	26.17%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.924005	12.451967	25.47%	24,030	2009
	16.174584	9.924005	-38.64%	23,984	2008
	14.897796	16.174584	8.57%	28,272	2007
	13.270331	14.897796	12.26%	28,121	2006
	12.357046	13.270331	7.39%	27,868	2005
	11.410528	12.357046	8.30%	25,213	2004
	10.000000	11.410528	14.11%	496	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.719001	9.940685	14.01%	0	2009
	12.455929	8.719001	-30.00%	0	2008
	11.723930	12.455929	6.24%	0	2007
	10.586749	11.723930	10.74%	0	2006
	10.211130	10.586749	3.68%	0	2005
	10.000000	10.211130	2.11%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.804442	9.634122	41.59%	0	2009
	11.294641	6.804442	-39.76%	0	2008
	10.629266	11.294641	6.26%	0	2007
	10.516545	10.629266	1.07%	0	2006
	10.074974	10.516545	4.38%	0	2005
	10.000000	10.074974	0.75%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.816097	13.289036	50.74%	0	2009
	15.241347	8.816097	-42.16%	0	2008
	13.562271	15.241347	12.38%	0	2007
	11.187883	13.562271	21.22%	0	2006
	10.663426	11.187883	4.92%	0	2005
	10.000000	10.663426	6.63%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.990002	12.154327	10.59%	0	2009
	10.869263	10.990002	1.11%	0	2008
	10.365824	10.869263	4.86%	0	2007
	10.110805	10.365824	2.52%	0	2006
	10.047787	10.110805	0.63%	0	2005
	10.000000	10.047787	0.48%	0	2004*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.827274	12.854596	18.72%	0	2009
	18.506988	10.827274	-41.50%	0	2008
	17.892030	18.506988	3.44%	0	2007
	15.503132	17.892030	15.41%	0	2006
	15.024168	15.503132	3.19%	0	2005
	13.693110	15.024168	9.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.079240	18.406669	40.73%	4,343	2009
	20.635008	13.079240	-36.62%	5,115	2008
	20.604211	20.635008	0.15%	0	2007
	18.288161	20.604211	12.66%	0	2006
	17.384867	18.288161	5.20%	0	2005
	14.799761	17.384867	17.47%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.450417	12.449686	8.73%	85,067	2009
	11.794488	11.450417	-2.92%	64,785	2008
	10.920015	11.794488	8.01%	48,319	2007
	10.896084	10.920015	0.22%	44,545	2006
	10.874842	10.896084	0.20%	34,873	2005
	10.418281	10.874842	4.38%	5,682	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.242922	13.062460	16.18%	0	2009
	17.461039	11.242922	-35.61%	0	2008
	17.778371	17.461039	-1.78%	0	2007
	15.427120	17.778371	15.24%	0	2006
	14.961770	15.427120	3.11%	0	2005
	13.472415	14.961770	11.05%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.526439	12.198606	28.05%	32,614	2009
	12.792189	9.526439	-25.53%	26,671	2008
	13.290580	12.792189	-3.75%	29,323	2007
	11.205543	13.290580	18.61%	20,386	2006
	10.000000	11.205543	12.06%	2,551	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.486646	14.747529	18.11%	101,603	2009
	17.292878	12.486646	-27.79%	96,441	2008
	18.513763	17.292878	-6.59%	72,674	2007
	15.841458	18.513763	16.87%	58,593	2006
	15.314219	15.841458	3.44%	44,782	2005
	13.596560	15.314219	12.63%	3,153	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.067934	20.68%	23,129	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.974154	17.235524	23.34%	14,333	2009
	20.504377	13.974154	-31.85%	12,668	2008
	20.923558	20.504377	-2.00%	11,623	2007
	18.537637	20.923558	12.87%	11,049	2006
	17.523087	18.537637	5.79%	9,649	2005
	14.573424	17.523087	20.24%	1,182	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.867044	13.512440	24.34%	56,241	2009
	17.575096	10.867044	-38.17%	60,522	2008
	16.969878	17.575096	3.57%	69,096	2007
	14.931032	16.969878	13.66%	57,865	2006
	14.492244	14.931032	3.03%	28,114	2005
	13.312395	14.492244	8.86%	9,891	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.281615	13.603246	20.58%	5,028	2009
	16.272778	11.281615	-30.67%	4,156	2008
	15.438813	16.272778	5.40%	4,184	2007
	13.466826	15.438813	14.64%	5,441	2006
	13.110738	13.466826	2.72%	2,824	2005
	12.681876	13.110738	3.38%	1,659	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.634253	10.712167	24.07%	0	2009
	14.065272	8.634253	-38.61%	0	2008
	16.071699	14.065272	-12.48%	0	2007
	15.736972	16.071699	2.13%	0	2006
	15.112039	15.736972	4.14%	0	2005
	13.795093	15.112039	9.55%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.787834	13.171340	11.74%	0	2009
	16.989717	11.787834	-30.62%	0	2008
	15.708894	16.989717	8.15%	0	2007
	13.752791	15.708894	14.22%	0	2006
	13.708073	13.752791	0.33%	0	2005
	12.973272	13.708073	5.66%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.101766	11.974030	18.53%	65,857	2009
	11.076617	10.101766	-8.80%	63,306	2008
	10.680041	11.076617	3.71%	79,597	2007
	10.417461	10.680041	2.52%	75,249	2006
	10.456416	10.417461	-0.37%	42,547	2005
	10.258926	10.456416	1.93%	15,943	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.131944	11.166697	22.28%	32,530	2009
	12.370445	9.131944	-26.18%	39,240	2008
	11.566476	12.370445	6.95%	17,981	2007
	10.699312	11.566476	8.10%	1,383	2006
	10.000000	10.699312	6.99%	1,334	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.721797	11.060351	26.81%	50,919	2009
	13.156786	8.721797	-33.71%	25,367	2008
	12.128889	13.156786	8.47%	19,490	2007
	11.006133	12.128889	10.20%	11,778	2006
	10.000000	11.006133	10.06%	7,778	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.349378	10.804752	29.41%	21,329	2009
	13.689247	8.349378	-39.01%	14,046	2008
	12.493309	13.689247	9.57%	7,439	2007
	11.214376	12.493309	11.40%	9,798	2006
	10.000000	11.214376	12.14%	8,072	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.582694	16.815444	33.64%	279,908	2009
	22.256855	12.582694	-43.47%	303,927	2008
	19.234868	22.256855	15.71%	351,350	2007
	17.497119	19.234868	9.93%	315,457	2006
	15.204703	17.497119	15.08%	195,060	2005
	13.383843	15.204703	13.60%	33,820	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.956721	14.495096	45.58%	32,664	2009
	22.136758	9.956721	-55.02%	22,991	2008
	15.408470	22.136758	43.67%	18,120	2007
	13.393345	15.408470	15.05%	25,521	2006
	10.000000	13.393345	33.93%	11,238	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.459329	13.401575	28.13%	94,465	2009
	18.540287	10.459329	-43.59%	86,349	2008
	18.559236	18.540287	-0.10%	113,087	2007
	15.686349	18.559236	18.31%	111,587	2006
	15.061405	15.686349	4.15%	79,839	2005
	13.725633	15.061405	9.73%	25,395	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.025990	12.656565	26.24%	27,100	2009
	19.288579	10.025990	-48.02%	22,834	2008
	15.438157	19.288579	24.94%	17,435	2007
	14.683761	15.438157	5.14%	17,391	2006
	14.107836	14.683761	4.08%	18,227	2005
	13.867877	14.107836	1.73%	8,375	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.708075	12.197618	13.91%	514,389	2009
	11.243823	10.708075	-4.76%	495,672	2008
	10.951260	11.243823	2.67%	508,173	2007
	10.659771	10.951260	2.73%	250,859	2006
	10.604314	10.659771	0.52%	85,834	2005
	10.317150	10.604314	2.78%	13,735	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.448824	21.298626	37.87%	104,125	2009
	25.930971	15.448824	-40.42%	97,691	2008
	22.791856	25.930971	13.77%	100,103	2007
	20.553638	22.791856	10.89%	90,430	2006
	17.653567	20.553638	16.43%	63,770	2005
	14.355502	17.653567	22.97%	15,423	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.390862	17.918989	24.52%	0	2009
	26.031640	14.390862	-44.72%	0	2008
	22.545159	26.031640	15.46%	0	2007
	19.404191	22.545159	16.19%	0	2006
	16.558753	19.404191	17.18%	0	2005
	14.813129	16.558753	11.78%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.591527	11.941094	24.50%	38,613	2009
	17.345687	9.591527	-44.70%	38,037	2008
	15.021620	17.345687	15.47%	48,782	2007
	12.924386	15.021620	16.23%	36,233	2006
	11.032954	12.924386	17.14%	19,124	2005
	10.000000	11.032954	10.33%	3,320	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.815184	16.766879	55.03%	6,760	2009
	22.505859	10.815184	-51.95%	8,100	2008
	21.638152	22.505859	4.01%	8,929	2007
	18.906801	21.638152	14.45%	8,847	2006
	18.710736	18.906801	1.05%	4,931	2005
	16.660993	18.710736	12.30%	2,540	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.894728	10.560423	33.77%	268,207	2009
	11.376790	7.894728	-30.61%	273,423	2008
	11.115728	11.376790	2.35%	279,796	2007
	10.000000	11.115728	11.16%	127,554	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.759021	13.612280	15.76%	111,514	2009
	16.351297	11.759021	-28.09%	121,785	2008
	17.034126	16.351297	-4.01%	164,283	2007
	14.742263	17.034126	15.55%	196,130	2006
	14.448376	14.742263	2.03%	148,451	2005
	13.194816	14.448376	9.50%	27,999	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.872311	17.675073	27.41%	114,958	2009
	20.994058	13.872311	-33.92%	42,130	2008
	21.801820	20.994058	-3.71%	49,948	2007
	18.891360	21.801820	15.41%	45,090	2006
	17.605676	18.891360	7.30%	25,102	2005
	14.421856	17.605676	22.08%	6,810	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.595954	8.475367	28.49%	42,938	2009
	10.000000	6.595954	-34.04%	37,634	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.509978	16.195908	70.30%	24,833	2009
	20.369241	9.509978	-53.31%	28,994	2008
	16.044958	20.369241	26.95%	25,030	2007
	12.689601	16.044958	26.44%	21,307	2006
	10.000000	12.689601	26.90%	6,674	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.056429	19.003244	35.19%	0	2009
	23.899086	14.056429	-41.18%	0	2008
	20.984278	23.899086	13.89%	0	2007
	17.514557	20.984278	19.81%	0	2006
	16.114848	17.514557	8.69%	0	2005
	13.781741	16.114848	16.93%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.044033	13.594131	35.35%	84,009	2009
	17.081184	10.044033	-41.20%	278,600	2008
	14.999358	17.081184	13.88%	195,190	2007
	12.517583	14.999358	19.83%	105,334	2006
	11.521015	12.517583	8.65%	62,925	2005
	10.000000	11.521015	15.21%	10,088	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.509699	14.646895	17.08%	96,378	2009
	11.939825	12.509699	4.77%	73,025	2008
	10.901379	11.939825	9.53%	69,638	2007
	9.792491	10.901379	11.32%	52,757	2006
	10.000000	9.792491	-2.08%	32,060	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.804793	11.676376	19.09%	3,435	2009
	17.323566	9.804793	-43.40%	3,670	2008
	15.717766	17.323566	10.22%	3,940	2007
	15.022230	15.717766	4.63%	2,222	2006
	14.024174	15.022230	7.12%	590	2005
	13.369420	14.024174	4.90%	884	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.171437	15.648192	40.07%	6,340	2009
	21.419114	11.171437	-47.84%	3,177	2008
	19.641943	21.419114	9.05%	5,015	2007
	17.125947	19.641943	14.69%	4,237	2006
	15.887478	17.125947	7.80%	1,903	2005
	13.971519	15.887478	13.71%	76	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.857519	18.58%	38,669	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.856037	15.927003	23.89%	0	2009
	15.525436	12.856037	-17.19%	0	2008
	14.270926	15.525436	8.79%	0	2007
	13.101199	14.270926	8.93%	0	2006
	12.335019	13.101199	6.21%	0	2005
	11.546244	12.335019	6.83%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.856640	18.519285	44.04%	27,754	2009
	23.402581	12.856640	-45.06%	13,447	2008
	17.363405	23.402581	34.78%	6,635	2007
	16.129914	17.363405	7.65%	0	2006
	14.526022	16.129914	11.04%	0	2005
	12.481987	14.526022	16.38%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.790566	22.595263	76.66%	67,728	2009
	27.131256	12.790566	-52.86%	69,963	2008
	21.475560	27.131256	26.34%	51,404	2007
	14.839181	21.475560	44.72%	27,083	2006
	11.393616	14.839181	30.24%	0	2005
	10.000000	11.393616	13.94%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.916833	33.417544	76.66%	0	2009
	40.142189	18.916833	-52.88%	0	2008
	31.787788	40.142189	26.28%	0	2007
	21.974735	31.787788	44.66%	0	2006
	16.882250	21.974735	30.16%	0	2005
	14.418830	16.882250	17.08%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.071127	13.819398	37.22%	2,523	2009
	16.199872	10.071127	-37.83%	3,044	2008
	14.791974	16.199872	9.52%	5,252	2007
	13.973177	14.791974	5.86%	9,582	2006
	13.589474	13.973177	2.82%	9,383	2005
	12.639747	13.589474	7.51%	4,984	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.078095	15.798089	20.80%	195,282	2009
	19.711303	13.078095	-33.65%	36,561	2008
	18.572196	19.711303	6.13%	35,094	2007
	15.622179	18.572196	18.88%	21,146	2006
	14.873499	15.622179	5.03%	13,825	2005
	13.130385	14.873499	13.28%	2,936	2004

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.864709	10.985685	23.93%	19,864	2009
	12.669991	8.864709	-31.31%	21,239	2008
	12.016327	12.669991	5.44%	36,631	2007
	11.030903	12.016327	8.93%	58,551	2006
	10.751789	11.030903	2.60%	17,297	2005
	10.000000	10.751789	7.52%	7,485	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.096457	10.169582	11.80%	179,950	2009
	10.651306	9.096457	-14.60%	335,759	2008
	10.306104	10.651306	3.35%	287,858	2007
	10.025491	10.306104	2.80%	96,334	2006
	10.017727	10.025491	0.08%	5,768	2005
	10.076302	10.017727	-0.58%	2,568	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.350047	11.322617	21.10%	2,000	2009
	15.659615	9.350047	-40.29%	839	2008
	15.793777	15.659615	-0.85%	654	2007
	15.210473	15.793777	3.83%	1,595	2006
	14.983876	15.210473	1.51%	1,527	2005
	13.576436	14.983876	10.37%	280	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.276191	13.323313	29.65%	12,716	2009
	17.202042	10.276191	-40.26%	13,739	2008
	16.204973	17.202042	6.15%	263,673	2007
	14.446550	16.204973	12.17%	98,983	2006
	13.703983	14.446550	5.42%	10,049	2005
	12.263001	13.703983	11.75%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.315875	13.16%	459	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.438227	24.38%	1,008	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.588470	9.238844	21.75%	1,974,450	2009
	10.954073	7.588470	-30.72%	791,726	2008
	10.462278	10.954073	4.70%	585,179	2007
	10.000000	10.462278	4.62%	185,420	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.433308	10.436622	10.64%	456,231	2009
	10.609831	9.433308	-11.09%	212,942	2008
	10.444352	10.609831	1.58%	154,167	2007
	10.000000	10.444352	4.44%	52,019	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.337562	10.249994	39.69%	91,685	2009
	12.121527	7.337562	-39.47%	81,138	2008
	10.744833	12.121527	12.81%	41,283	2007
	10.000000	10.744833	7.45%	16,329	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.239296	8.542120	36.91%	272,661	2009
	11.337557	6.239296	-44.97%	281,612	2008
	10.271422	11.337557	10.38%	185,875	2007

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.989361	7.721847	28.93%	536,675	2009
	9.802828	5.989361	-38.90%	168,304	2008
	10.000000	9.802828	-1.97%	49,572	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.334841	14.885141	44.03%	6,852	2009
	14.548361	10.334841	-28.96%	8,442	2008
	14.300269	14.548361	1.73%	14,773	2007
	13.105761	14.300269	9.11%	15,275	2006
	12.975746	13.105761	1.00%	18,896	2005
	11.947040	12.975746	8.61%	13,116	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.227523	11.856601	44.11%	80,231	2009
	11.599384	8.227523	-29.07%	59,540	2008
	11.397886	11.599384	1.77%	71,766	2007
	10.446260	11.397886	9.11%	54,423	2006
	10.000000	10.446260	4.46%	21,560	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.458108	6.970197	27.70%	17,260	2009
	10.000000	5.458108	-45.42%	3,795	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.295914	32.96%	204	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.107601	7.707297	50.90%	9,768	2009
	10.000000	5.107601	-48.92%	392	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.120582	7.926029	29.50%	351,229	2009
	10.000000	6.120582	-38.79%	416,126	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.355008	8.099592	27.45%	1,261	2009
	10.000000	6.355008	-36.45%	1,541	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.916818	9.357952	18.20%	555,434	2009
	10.000000	7.916818	-20.83%	189,543	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.194892	8.812871	22.49%	1,772,856	2009
	10.000000	7.194892	-28.05%	401,397	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.066730	10.108923	11.49%	65,762	2009
	10.000000	9.066730	-9.33%	18,514	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.552592	9.085842	20.30%	1,186,579	2009
	10.000000	7.552592	-24.47%	98,966	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.831944	8.531026	24.87%	213,212	2009
	10.000000	6.831944	-31.68%	94,689	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.296674	9.631751	16.09%	222,707	2009
	10.000000	8.296674	-17.03%	51,433	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.833651	10.534320	7.13%	184,462	2009
	10.000000	9.833651	-1.66%	5,159	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.839470	11.302080	14.86%	4,029	2009
	10.000000	9.839470	-1.61%	3,243	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.727818	33.348434	60.89%	0	2009
	49.945207	20.727818	-58.50%	0	2008
	34.872641	49.945207	43.22%	0	2007
	25.931436	34.872641	34.48%	0	2006
	19.863252	25.931436	30.55%	0	2005
	16.718312	19.863252	18.81%	0	2004

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.340426	19.854163	60.89%	19,376	2009
	29.688313	12.340426	-58.43%	11,554	2008
	20.692063	29.688313	43.48%	16,518	2007
	15.359531	20.692063	34.72%	11,830	2006
	11.751298	15.359531	30.70%	4,318	2005
	10.000000	11.751298	17.51%	1,836	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.978319	12.134304	1.30%	429,573	2009
	11.272066	11.978319	6.27%	516,779	2008
	10.663790	11.272066	5.70%	416,386	2007
	10.459828	10.663790	1.95%	228,873	2006
	10.267502	10.459828	1.87%	116,269	2005
	10.079205	10.267502	1.87%	7,882	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.581420	8.350063	26.87%	9,232	2009
	11.723228	6.581420	-43.86%	8,658	2008
	10.864484	11.723228	7.90%	10,088	2007
	10.000000	10.864484	8.64%	5,783	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.370643	15.523723	25.49%	137,790	2009
	19.855704	12.370643	-37.70%	147,316	2008
	18.997011	19.855704	4.52%	187,500	2007
	16.476890	18.997011	15.29%	169,276	2006
	15.474378	16.476890	6.48%	109,820	2005
	13.756567	15.474378	12.49%	78,542	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.535143	15.35%	136,062	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.094311	20.94%	208,868	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.428645	12.298583	7.61%	254,549	2009
	12.327518	11.428645	-7.29%	168,319	2008
	11.858987	12.327518	3.95%	56,440	2007
	11.322875	11.858987	4.73%	58,131	2006
	11.110005	11.322875	1.92%	39,030	2005
	10.761380	11.110005	3.24%	19,430	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.930560	14.021652	17.53%	2,695,956	2009
	15.746448	11.930560	-24.23%	2,517,756	2008
	15.108073	15.746448	4.23%	2,458,867	2007
	13.752881	15.108073	9.85%	1,690,460	2006
	13.233347	13.752881	3.93%	934,636	2005
	12.246598	13.233347	8.06%	368,333	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.239448	15.019417	22.71%	1,425,451	2009
	18.083882	12.239448	-32.32%	1,389,017	2008
	17.270506	18.083882	4.71%	1,390,185	2007
	15.283830	17.270506	13.00%	1,229,473	2006
	14.469114	15.283830	5.63%	508,229	2005
	13.084763	14.469114	10.58%	196,663	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.708659	13.232525	13.01%	1,021,443	2009
	13.970722	11.708659	-16.19%	951,360	2008
	13.379019	13.970722	4.42%	896,594	2007
	12.508072	13.379019	6.96%	596,207	2006
	12.134419	12.508072	3.08%	397,444	2005
	11.478708	12.134419	5.71%	181,150	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.059815	17.618923	34.91%	13,265	2009
	20.836514	13.059815	-37.32%	13,578	2008
	19.638607	20.836514	6.10%	18,378	2007
	18.115151	19.638607	8.41%	12,870	2006
	16.380448	18.115151	10.59%	3,719	2005
	14.347431	16.380448	14.17%	1,739	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.735302	10.594821	-1.31%	317,375	2009
	10.663223	10.735302	0.68%	467,859	2008
	10.315557	10.663223	3.37%	197,813	2007
	10.003163	10.315557	3.12%	134,819	2006
	9.876176	10.003163	1.29%	75,802	2005
	9.930753	9.876176	-0.55%	5,174	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.091608	12.382528	22.70%	51,582	2009
	12.368402	10.091608	-18.41%	36,282	2008
	11.984317	12.368402	3.20%	46,835	2007
	11.587251	11.984317	3.43%	61,882	2006
	11.494784	11.587251	0.80%	45,631	2005
	10.937420	11.494784	5.10%	7,270	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.068969	8.148819	34.27%	330,106	2009
	10.000000	6.068969	-39.31%	339,511	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.616530	14.841309	27.76%	0	2009
	22.002251	11.616530	-47.20%	0	2008
	21.716813	22.002251	1.31%	0	2007
	17.984275	21.716813	20.75%	0	2006
	16.307636	17.984275	10.28%	0	2005
	13.775679	16.307636	18.38%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.185065	10.455896	27.74%	83,918	2009
	15.495012	8.185065	-47.18%	195,804	2008
	15.295515	15.495012	1.30%	204,325	2007
	12.666214	15.295515	20.76%	87,810	2006
	11.483870	12.666214	10.30%	21,980	2005
	10.000000	11.483870	14.84%	5,466	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.303040	8.043060	27.61%	208,132	2009
	10.000000	6.303040	-36.97%	3,677	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.291166	7.907475	25.69%	19,403	2009
	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.213418	7.766574	25.00%	254,574	2009
	10.000000	6.213418	-37.87%	140,221	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.696728	8.619231	28.71%	200,097	2009
	10.000000	6.696728	-33.03%	252,659	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.461478	11.871272	25.47%	5,223	2009
	17.939682	9.461478	-47.26%	5,668	2008
	16.608641	17.939682	8.01%	4,138	2007
	16.347294	16.608641	1.60%	4,301	2006
	15.380584	16.347294	6.29%	5,751	2005
	13.776862	15.380584	11.64%	3,886	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.844194	17.189098	24.16%	6,667	2009
	20.729703	13.844194	-33.22%	7,109	2008
	22.652544	20.729703	-8.49%	8,210	2007
	19.609138	22.652544	15.52%	4,731	2006
	19.338845	19.609138	1.40%	4,784	2005
	16.755579	19.338845	15.42%	7,999	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.814972	16.994550	32.61%	58,698	2009
	21.073152	12.814972	-39.19%	91,430	2008
	20.965911	21.073152	0.51%	93,088	2007
	19.017136	20.965911	10.25%	67,511	2006
	17.210305	19.017136	10.50%	36,509	2005
	14.686966	17.210305	17.18%	3,061	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.296592	12.753523	23.86%	222,495	2009
	17.876306	10.296592	-42.40%	273,637	2008
	16.796453	17.876306	6.43%	212,855	2007
	15.013691	16.796453	11.87%	74,570	2006
	14.217659	15.013691	5.60%	1,952	2005
	13.157764	14.217659	8.06%	166	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.582333	7.187353	28.75%	115,861	2009
	10.000000	5.582333	-44.18%	17,756	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.853625	10.411702	5.66%	57,504	2009
	10.000000	9.853625	-1.46%	3,093	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.920287	29.20%	475	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.916734	29.17%	256,804	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.967290	13.877669	26.54%	52,693	2009
	17.708621	10.967290	-38.07%	63,977	2008
	18.432802	17.708621	-3.93%	161,165	2007
	16.168555	18.432802	14.00%	77,358	2006
	15.766205	16.168555	2.55%	10,602	2005
	13.649814	15.766205	15.50%	4,422	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.513822	13.529239	42.21%	29,596	2009
	17.748564	9.513822	-46.40%	33,481	2008
	15.802660	17.748564	12.31%	50,399	2007
	14.875646	15.802660	6.23%	50,761	2006
	14.379450	14.875646	3.45%	55,417	2005
	13.671725	14.379450	5.18%	14,772	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.256424	12.727467	37.50%	105,021	2009
	15.729765	9.256424	-41.15%	117,993	2008
	15.035283	15.729765	4.62%	132,987	2007
	12.981744	15.035283	15.82%	129,577	2006
	11.538075	12.981744	12.51%	88,124	2005
	10.000000	11.538075	15.38%	22,298	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.265857	19.611735	37.47%	0	2009
	24.235994	14.265857	-41.14%	0	2008
	23.161016	24.235994	4.64%	0	2007
	20.003702	23.161016	15.78%	0	2006
	17.777160	20.003702	12.52%	0	2005
	15.158662	17.777160	17.27%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.015602	2.513652	24.71%	71,957	2009
	9.561617	2.015602	-78.92%	48,195	2008
	10.000000	9.561617	-4.38%	18,926	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.925332	3.634725	24.25%	14,145	2009
	13.840067	2.925332	-78.86%	16,021	2008
	14.096606	13.840067	-1.82%	26,039	2007
	13.082010	14.096606	7.76%	38,167	2006
	12.999875	13.082010	0.63%	36,285	2005
	12.119498	12.999875	7.26%	5,610	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.386137	13.114176	26.27%	242,768	2009
	17.154604	10.386137	-39.46%	266,544	2008
	16.697442	17.154604	2.74%	227,794	2007
	14.748650	16.697442	13.21%	116,589	2006
	14.138262	14.748650	4.32%	35,079	2005
	13.130858	14.138262	7.67%	13,014	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.958732	17.498787	35.03%	20,493	2009
	21.188998	12.958732	-38.84%	85,870	2008
	21.783803	21.188998	-2.73%	62,990	2007
	19.258207	21.783803	13.11%	35,983	2006
	17.792456	19.258207	8.24%	13,176	2005
	15.133349	17.792456	17.57%	4,234	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.867188	8.67%	117	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.946630	9.47%	125,722	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.980258	11.500066	28.06%	1,119	2009
	14.849750	8.980258	-39.53%	1,346	2008
	16.021634	14.849750	-7.31%	2,203	2007
	14.010980	16.021634	14.35%	3,091	2006
	13.496539	14.010980	3.81%	3,022	2005
	12.313029	13.496539	9.61%	1,803	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.983921	14.734348	22.95%	0	2009
	21.674378	11.983921	-44.71%	0	2008
	20.276123	21.674378	6.90%	0	2007
	16.092143	20.276123	26.00%	0	2006
	14.538385	16.092143	10.69%	0	2005
	12.683202	14.538385	14.63%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.535155	13.800010	61.68%	0	2009
	13.740535	8.535155	-37.88%	0	2008
	13.200866	13.740535	4.09%	0	2007
	12.691194	13.200866	4.02%	0	2006
	12.171471	12.691194	4.27%	0	2005
	11.476841	12.171471	3.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.592418	10.620105	39.88%	26,421	2009
	13.420415	7.592418	-43.43%	178,817	2008
	12.094552	13.420415	10.96%	81,808	2007
	11.213520	12.094552	7.86%	10,965	2006
	10.000000	11.213520	12.14%	3,658	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.884327	9.741887	23.56%	73,256	2009
	12.540175	7.884327	-37.13%	76,638	2008
	12.338884	12.540175	1.63%	93,473	2007
	10.541492	12.338884	17.05%	89,044	2006
	10.000000	10.541492	5.41%	28,776	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.982568	10.771586	7.90%	30,064	2009
	11.300746	9.982568	-11.66%	224,061	2008
	10.888066	11.300746	3.79%	255,426	2007
	10.657168	10.888066	2.17%	93,434	2006
	10.393726	10.657168	2.53%	27,327	2005
	10.123619	10.393726	2.67%	18,451	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.569082	18.700436	28.36%	0	2009
	17.370623	14.569082	-16.13%	0	2008
	16.551235	17.370623	4.95%	0	2007
	15.141320	16.551235	9.31%	0	2006
	13.686939	15.141320	10.63%	0	2005
	12.603873	13.686939	8.59%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.870074	12.371761	25.35%	6,656	2009
	16.103049	9.870074	-38.71%	7,237	2008
	14.847020	16.103049	8.46%	8,547	2007
	13.238465	14.847020	12.15%	8,591	2006
	12.339824	13.238465	7.28%	2,394	2005
	11.406170	12.339824	8.19%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.682625	9.889189	13.90%	0	2009
	12.416555	8.682625	-30.07%	0	2008
	11.698785	12.416555	6.14%	0	2007
	10.574712	11.698785	10.63%	0	2006
	10.209829	10.574712	3.57%	0	2005
	10.000000	10.209829	2.10%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.776033	9.584184	41.44%	0	2009
	11.258920	6.776033	-39.82%	0	2008
	10.606455	11.258920	6.15%	0	2007
	10.504587	10.606455	0.97%	0	2006
	10.073693	10.504587	4.28%	0	2005
	10.000000	10.073693	0.74%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.779302	13.220174	50.58%	895	2009
	15.193159	8.779302	-42.22%	0	2008
	13.533175	15.193159	12.27%	0	2007
	11.175165	13.533175	21.10%	0	2006
	10.662071	11.175165	4.81%	0	2005
	10.000000	10.662071	6.62%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.944161	12.091370	10.48%	0	2009
	10.834898	10.944161	1.01%	0	2008
	10.343582	10.834898	4.75%	0	2007
	10.099309	10.343582	2.42%	0	2006
	10.046508	10.099309	0.53%	0	2005
	10.000000	10.046508	0.47%	0	2004*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.795030	12.809821	18.66%	1,846	2009
	18.461268	10.795030	-41.53%	9,208	2008
	17.856937	18.461268	3.38%	20,899	2007
	15.480541	17.856937	15.35%	31,060	2006
	15.009864	15.480541	3.14%	31,076	2005
	13.687020	15.009864	9.66%	33,612	2004
	10.000000	13.687020	36.87%	2,736	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.040332	18.342594	40.66%	0	2009
	20.584087	13.040332	-36.65%	0	2008
	20.563843	20.584087	0.10%	1,549	2007
	18.261561	20.563843	12.61%	33	2006
	17.368350	18.261561	5.14%	33	2005
	14.793193	17.368350	17.41%	34	2004
	10.000000	14.793193	47.93%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.415645	12.405588	8.67%	57,154	2009
	11.764634	11.415645	-2.97%	49,558	2008
	10.897925	11.764634	7.95%	71,338	2007
	10.879541	10.897925	0.17%	78,301	2006
	10.863822	10.879541	0.14%	82,198	2005
	10.413001	10.863822	4.33%	27,385	2004
	10.000000	10.413001	4.13%	11,150	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.209491	13.017014	16.12%	1,918	2009
	17.417966	11.209491	-35.64%	3,127	2008
	17.743553	17.417966	-1.83%	1,030	2007
	15.404684	17.743553	15.18%	2,491	2006
	14.947564	15.404684	3.06%	1,151	2005
	13.466442	14.947564	11.00%	1,289	2004
	10.000000	13.466442	34.66%	227	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.508752	12.169785	27.99%	12,713	2009
	12.774928	9.508752	-25.57%	16,986	2008
	13.279416	12.774928	-3.80%	40,026	2007
	11.201786	13.279416	18.55%	33,753	2006
	10.000000	11.201786	12.02%	2,775	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.449507	14.696210	18.05%	66,708	2009
	17.250183	12.449507	-27.83%	67,757	2008
	18.477480	17.250183	-6.64%	124,288	2007
	15.818406	18.477480	16.81%	122,025	2006
	15.299668	15.818406	3.39%	54,874	2005
	13.590519	15.299668	12.58%	2,584	2004
	10.000000	13.590519	35.91%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.063857	20.64%	8,628	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.879210	12.178690	23.28%	27,871	2009
	14.503198	9.879210	-31.88%	28,669	2008
	14.807242	14.503198	-2.05%	15,576	2007
	13.125399	14.807242	12.81%	15,950	2006
	12.413331	13.125399	5.74%	3,697	2005
	10.329023	12.413331	20.18%	3,249	2004
	7.603070	10.329023	35.85%	1,639	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.834719	13.465411	24.28%	73,205	2009
	17.531735	10.834719	-38.20%	147,607	2008
	16.936638	17.531735	3.51%	42,551	2007
	14.909312	16.936638	13.60%	15,796	2006
	14.478475	14.909312	2.98%	13,288	2005
	13.306493	14.478475	8.81%	11,330	2004
	10.000000	13.306493	33.06%	323	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.248056	13.555906	20.52%	3,371	2009
	16.232610	11.248056	-30.71%	3,133	2008
	15.408556	16.232610	5.35%	3,221	2007
	13.447233	15.408556	14.59%	8,847	2006
	13.098276	13.447233	2.66%	9,139	2005
	12.676249	13.098276	3.33%	8,222	2004
	10.000000	12.676249	26.76%	214	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.608565	10.674896	24.00%	0	2009
	14.030554	8.608565	-38.64%	1,513	2008
	16.040210	14.030554	-12.53%	5,732	2007
	15.714074	16.040210	2.08%	10,598	2006
	15.097688	15.714074	4.08%	10,598	2005
	13.788981	15.097688	9.49%	10,598	2004
	10.000000	13.788981	37.89%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.752741	13.125467	11.68%	1,622	2009
	16.947745	11.752741	-30.65%	1,622	2008
	15.678084	16.947745	8.10%	2,083	2007
	13.732760	15.678084	14.17%	2,083	2006
	13.695033	13.732760	0.28%	2,346	2005
	12.967508	13.695033	5.61%	2,348	2004
	10.000000	12.967508	29.68%	473	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.071721	11.932364	18.47%	11,714	2009
	11.049264	10.071721	-8.85%	11,137	2008
	10.659108	11.049264	3.66%	21,986	2007
	10.402291	10.659108	2.47%	22,096	2006
	10.446467	10.402291	-0.42%	15,529	2005
	10.254363	10.446467	1.87%	10,860	2004
	10.000000	10.254363	2.54%	326	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.115000	11.140329	22.22%	11,434	2009
	12.353759	9.115000	-26.22%	11,645	2008
	11.556756	12.353759	6.90%	11,752	2007
	10.695724	11.556756	8.05%	8,786	2006
	10.000000	10.695724	6.96%	479	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.705603	11.034212	26.75%	6,589	2009
	13.139021	8.705603	-33.74%	6,599	2008
	12.118680	13.139021	8.42%	3,477	2007
	11.002430	12.118680	10.15%	3,481	2006
	10.000000	11.002430	10.02%	12,109	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.333860	10.779212	29.34%	278	2009
	13.670760	8.333860	-39.04%	0	2008
	12.482803	13.670760	9.52%	0	2007
	11.210612	12.482803	11.35%	0	2006
	10.000000	11.210612	12.11%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.545251	16.756895	33.57%	77,248	2009
	22.201922	12.545251	-43.49%	84,652	2008
	19.197170	22.201922	15.65%	135,252	2007
	17.471653	19.197170	9.88%	127,794	2006
	15.190243	17.471653	15.02%	91,619	2005
	13.377903	15.190243	13.55%	21,557	2004
	10.000000	13.377903	33.78%	1,043	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.938215	14.460817	45.51%	11,939	2009
	22.106855	9.938215	-55.04%	11,057	2008
	15.395506	22.106855	43.59%	13,153	2007
	13.388857	15.395506	14.99%	13,281	2006
	10.000000	13.388857	33.89%	4,342	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.428218	13.354933	28.07%	12,951	2009
	18.494533	10.428218	-43.61%	12,782	2008
	18.522872	18.494533	-0.15%	24,541	2007
	15.663521	18.522872	18.25%	21,579	2006
	15.047094	15.663521	4.10%	17,772	2005
	13.719547	15.047094	9.68%	10,867	2004
	10.000000	13.719547	37.20%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.996152	12.612505	26.17%	5,746	2009
	19.240959	9.996152	-48.05%	2,397	2008
	15.407887	19.240959	24.88%	4,793	2007
	14.662392	15.407887	5.08%	9,917	2006
	14.094424	14.662392	4.03%	9,721	2005
	13.861724	14.094424	1.68%	9,186	2004
	10.000000	13.861724	38.62%	192	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.676221	12.155176	13.85%	244,551	2009
	11.216062	10.676221	-4.81%	264,628	2008
	10.929789	11.216062	2.62%	335,761	2007
	10.644254	10.929789	2.68%	170,000	2006
	10.594241	10.644254	0.47%	58,690	2005
	10.312578	10.594241	2.73%	20,466	2004
	10.000000	10.312578	3.13%	5,962	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.402902	21.224553	37.80%	40,490	2009
	25.867043	15.402902	-40.45%	42,425	2008
	22.747258	25.867043	13.71%	75,122	2007
	20.523782	22.747258	10.83%	74,915	2006
	17.636821	20.523782	16.37%	60,674	2005
	14.349148	17.636821	22.91%	12,727	2004
	10.000000	14.349148	43.49%	184	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.348047	17.856604	24.45%	47	2009
	25.967400	14.348047	-44.75%	91	2008
	22.500984	25.967400	15.41%	91	2007
	19.375962	22.500984	16.13%	92	2006
	16.543030	19.375962	17.12%	92	2005
	14.806560	16.543030	11.73%	92	2004
	10.000000	14.806560	48.07%	44	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.568871	11.906851	24.43%	17,908	2009
	17.313521	9.568871	-44.73%	21,002	2008
	15.001417	17.313521	15.41%	21,796	2007
	12.913528	15.001417	16.17%	18,568	2006
	11.029257	12.913528	17.08%	5,603	2005
	10.000000	11.029257	10.29%	5,621	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.783003	16.708512	54.95%	2,687	2009
	22.450321	10.783003	-51.97%	1,782	2008
	21.595759	22.450321	3.96%	1,792	2007
	18.879295	21.595759	14.39%	1,806	2006
	18.692960	18.879295	1.00%	1,799	2005
	16.653600	18.692960	12.25%	531	2004
	10.000000	16.653600	66.54%	244	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.884068	10.540823	33.70%	94,781	2009
	11.367190	7.884068	-30.64%	137,440	2008
	11.112000	11.367190	2.30%	123,405	2007
	10.000000	11.112000	11.12%	38,350	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.724024	13.564864	15.70%	19,408	2009
	16.310914	11.724024	-28.12%	17,413	2008
	17.000729	16.310914	-4.06%	32,677	2007
	14.720795	17.000729	15.49%	41,763	2006
	14.434646	14.720795	1.98%	35,373	2005
	13.188961	14.434646	9.44%	29,409	2004
	10.000000	13.188961	31.89%	1,396	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.831043	17.613557	27.35%	43,766	2009
	20.942246	13.831043	-33.96%	8,677	2008
	21.759128	20.942246	-3.75%	17,062	2007
	18.863905	21.759128	15.35%	19,707	2006
	17.588961	18.863905	7.25%	4,948	2005
	14.415457	17.588961	22.01%	1,962	2004
	10.000000	14.415457	44.15%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.593718	8.468198	28.43%	3,106	2009
	10.000000	6.593718	-34.06%	3,106	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.492317	16.157646	70.22%	6,140	2009
	20.341744	9.492317	-53.34%	5,222	2008
	16.031468	20.341744	26.89%	5,616	2007
	12.685336	16.031468	26.38%	6,328	2006
	10.000000	12.685336	26.85%	4,969	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.014601	18.937097	35.12%	115	2009
	23.840090	14.014601	-41.21%	572	2008
	20.943158	23.840090	13.83%	3,452	2007
	17.489069	20.943158	19.75%	5,002	2006
	16.099536	17.489069	8.63%	5,076	2005
	13.775628	16.099536	16.87%	5,076	2004
	10.000000	13.775628	37.76%	73	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.020323	13.555164	35.28%	9,590	2009
	17.049528	10.020323	-41.23%	110,324	2008
	14.979195	17.049528	13.82%	78,327	2007
	12.507070	14.979195	19.77%	55,344	2006
	11.517158	12.507070	8.60%	7,343	2005
	10.000000	11.517158	15.17%	4,251	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.486483	14.612309	17.03%	28,705	2009
	11.923696	12.486483	4.72%	40,495	2008
	10.892205	11.923696	9.47%	31,549	2007
	9.789202	10.892205	11.27%	23,058	2006
	10.000000	9.789202	-2.11%	2,732	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.775625	11.635736	19.03%	2,000	2009
	17.280812	9.775625	-43.43%	1,873	2008
	15.686972	17.280812	10.16%	3,143	2007
	15.000380	15.686972	4.58%	7,133	2006
	14.010856	15.000380	7.06%	2,192	2005
	13.363490	14.010856	4.84%	4,824	2004
	10.000000	13.363490	33.63%	2,632	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.138197	15.593731	40.00%	3,006	2009
	21.366241	11.138197	-47.87%	2,759	2008
	19.603447	21.366241	8.99%	3,218	2007
	17.101020	19.603447	14.63%	3,307	2006
	15.872381	17.101020	7.74%	3,402	2005
	13.965326	15.872381	13.66%	1,160	2004
	10.000000	13.965326	39.65%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.853499	18.53%	2,534	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.817794	15.871579	23.82%	209	2009
	15.487109	12.817794	-17.24%	464	2008
	14.242953	15.487109	8.74%	144	2007
	13.082126	14.242953	8.87%	145	2006
	12.323285	13.082126	6.16%	146	2005
	11.541117	12.323285	6.78%	147	2004
	10.000000	11.541117	15.41%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.115769	8.804961	43.97%	15,623	2009
	11.138031	6.115769	-45.09%	9,762	2008
	8.268002	11.138031	34.71%	4,094	2007
	7.684530	8.268002	7.59%	5,928	2006
	6.923914	7.684530	10.99%	5,788	2005
	5.952624	6.923914	16.32%	2,123	2004
	5.021131	5.952624	18.55%	1,106	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.456513	23.759654	76.57%	21,922	2009
	28.558402	13.456513	-52.88%	24,727	2008
	22.616725	28.558402	26.27%	45,838	2007
	15.635606	22.616725	44.65%	47,918	2006
	12.011186	15.635606	30.18%	4,641	2005
	10.261664	12.011186	17.05%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.557080	13.343189	76.57%	0	2009
	16.044555	7.557080	-52.90%	0	2008
	12.711828	16.044555	26.22%	0	2007
	8.792060	12.711828	44.58%	0	2006
	6.757977	8.792060	30.10%	81	2005
	5.774793	6.757977	17.03%	81	2004
	4.353358	5.774793	32.65%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.041155	13.771288	37.15%	3,115	2009
	16.159875	10.041155	-37.86%	3,720	2008
	14.762979	16.159875	9.46%	5,586	2007
	13.952853	14.762979	5.81%	5,799	2006
	13.576552	13.952853	2.77%	5,719	2005
	12.634137	13.576552	7.46%	4,996	2004
	10.000000	12.634137	26.34%	225	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.039191	15.743119	20.74%	99,111	2009
	19.662660	13.039191	-33.69%	14,291	2008
	18.535799	19.662660	6.08%	38,886	2007
	15.599446	18.535799	18.82%	36,733	2006
	14.859361	15.599446	4.98%	9,328	2005
	13.124558	14.859361	13.22%	2,811	2004
	10.000000	13.124558	31.25%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.843943	10.954410	23.86%	1,769	2009
	12.646740	8.843943	-31.34%	1,769	2008
	12.000400	12.646740	5.39%	1,769	2007
	11.021841	12.000400	8.88%	12,651	2006
	10.748393	11.021841	2.54%	12,651	2005
	10.000000	10.748393	7.48%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	12.824997	14.330726	11.74%	102,533	2009
	15.024784	12.824997	-14.64%	165,601	2008
	14.545241	15.024784	3.30%	198,567	2007
	14.156362	14.545241	2.75%	121,805	2006
	14.152545	14.156362	0.03%	22,901	2005
	14.242517	14.152545	-0.63%	14,397	2004
	14.102863	14.242517	0.99%	5,294	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.322225	11.283194	21.04%	104	2009
	15.620961	9.322225	-40.32%	104	2008
	15.762830	15.620961	-0.90%	3,568	2007
	15.188342	15.762830	3.78%	3,588	2006
	14.969638	15.188342	1.46%	145	2005
	13.570410	14.969638	10.31%	145	2004
	10.000000	13.570410	35.70%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.246719	13.278354	29.59%	18,541	2009
	17.161420	10.246719	-40.29%	18,138	2008
	16.174949	17.161420	6.10%	220,643	2007
	14.427067	16.174949	12.12%	152,685	2006
	13.692407	14.427067	5.37%	2,810	2005
	12.258858	13.692407	11.69%	1,111	2004
	10.000000	12.258858	22.59%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.312041	13.12%	2,918	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.434021	24.34%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.578222	9.221689	21.69%	809,523	2009
	10.944829	7.578222	-30.76%	811,906	2008
	10.458763	10.944829	4.65%	459,464	2007
	10.000000	10.458763	4.59%	97,830	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.420556	10.417221	10.58%	85,559	2009
	10.600857	9.420556	-11.13%	107,943	2008
	10.440837	10.600857	1.53%	72,089	2007
	10.000000	10.440837	4.41%	54,200	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.327629	10.230924	39.62%	46,788	2009
	12.111276	7.327629	-39.50%	50,162	2008
	10.741225	12.111276	12.76%	47,120	2007
	10.000000	10.741225	7.41%	39,532	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.230855	8.526248	36.84%	85,803	2009
	11.327974	6.230855	-45.00%	94,773	2008
	10.267965	11.327974	10.32%	103,375	2007
	10.000000	10.267965	2.68%	92,800	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.984290	7.711392	28.86%	56,253	2009
	9.799507	5.984290	-38.93%	56,482	2008
	10.000000	9.799507	-2.00%	7,418	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.304084	14.833325	43.96%	0	2009
	14.512438	10.304084	-29.00%	0	2008
	14.272235	14.512438	1.68%	2,730	2007
	13.086687	14.272235	9.06%	2,876	2006
	12.963415	13.086687	0.95%	6,899	2005
	11.941737	12.963415	8.56%	10,296	2004
	10.000000	11.941737	19.42%	1,365	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.212227	11.828576	44.04%	13,387	2009
	11.583704	8.212227	-29.11%	16,351	2008
	11.388285	11.583704	1.72%	29,295	2007
	10.442736	11.388285	9.05%	29,139	2006
	10.000000	10.442736	4.43%	5,407	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.456262	6.964308	27.64%	9,599	2009
	10.000000	5.456262	-45.44%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.291421	32.91%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.105865	7.700756	50.82%	0	2009
	10.000000	5.105865	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.118502	7.919325	29.43%	192,705	2009
	10.000000	6.118502	-38.81%	239,046	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.352856	8.092734	27.39%	0	2009
	10.000000	6.352856	-36.47%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.914141	9.350064	18.14%	0	2009
	10.000000	7.914141	-20.86%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.192456	8.805424	22.43%	6,921	2009
	10.000000	7.192456	-28.08%	13,974	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.063670	10.100382	11.44%	7,824	2009
	10.000000	9.063670	-9.36%	7,691	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.550034	9.078170	20.24%	14,766	2009
	10.000000	7.550034	-24.50%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.829631	8.523825	24.81%	0	2009
	10.000000	6.829631	-31.70%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.293877	9.623621	16.03%	20,887	2009
	10.000000	8.293877	-17.06%	19,364	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.830331	10.525422	7.07%	150,085	2009
	10.000000	9.830331	-1.70%	34,408	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.836146	11.292531	14.81%	0	2009
	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.666141	33.232350	60.81%	0	2009
	49.821966	20.666141	-58.52%	0	2008
	34.804302	49.821966	43.15%	0	2007
	25.893704	34.804302	34.41%	0	2006
	19.844365	25.893704	30.48%	28	2005
	16.710884	19.844365	18.75%	28	2004
	10.000000	16.710884	67.11%	136	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.311287	19.797260	60.81%	12,044	2009
	29.633297	12.311287	-58.45%	13,969	2008
	20.664232	29.633297	43.40%	23,168	2007
	15.346624	20.664232	34.65%	25,117	2006
	11.747354	15.346624	30.64%	8,451	2005
	10.000000	11.747354	17.47%	3,719	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	19.552553	19.797125	1.25%	125,389	2009
	18.409051	19.552553	6.21%	148,799	2008
	17.424520	18.409051	5.65%	351,209	2007
	17.099900	17.424520	1.90%	286,979	2006
	16.793946	17.099900	1.82%	162,113	2005
	16.494330	16.793946	1.82%	1,540	2004
	16.400486	16.494330	0.57%	465	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.572504	8.334511	26.81%	44,901	2009
	11.713296	6.572504	-43.89%	51,036	2008
	10.860812	11.713296	7.85%	1,121	2007
	10.000000	10.860812	8.61%	386	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.590102	12.028363	25.42%	169,747	2009
	15.400568	9.590102	-37.73%	66,719	2008
	14.742058	15.400568	4.47%	54,437	2007
	12.792856	14.742058	15.24%	67,390	2006
	12.020568	12.792856	6.42%	53,190	2005
	10.691584	12.020568	12.43%	18,535	2004
	8.222834	10.691584	30.02%	6,019	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.531239	15.31%	6,973	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.090220	20.90%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.179749	12.024651	7.56%	160,894	2009
	12.065159	11.179749	-7.34%	154,737	2008
	11.612509	12.065159	3.90%	190,891	2007
	11.093142	11.612509	4.68%	233,622	2006
	10.890089	11.093142	1.86%	103,190	2005
	10.553714	10.890089	3.19%	63,480	2004
	9.919273	10.553714	6.40%	11,440	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.376310	12.188811	17.47%	1,257,770	2009
	13.702051	10.376310	-24.27%	1,395,763	2008
	13.153254	13.702051	4.17%	1,595,331	2007
	11.979453	13.153254	9.80%	1,537,673	2006
	11.532734	11.979453	3.87%	575,157	2005
	10.678199	11.532734	8.00%	337,330	2004
	9.020903	10.678199	18.37%	106,065	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.989754	12.252537	22.65%	807,970	2009
	14.767442	9.989754	-32.35%	754,518	2008
	14.110426	14.767442	4.66%	878,305	2007
	12.493570	14.110426	12.94%	765,408	2006
	11.833566	12.493570	5.58%	314,621	2005
	10.706793	11.833566	10.52%	139,058	2004
	8.574196	10.706793	24.87%	7,395	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.854964	12.261505	12.96%	394,682	2009
	12.958668	10.854964	-16.23%	390,390	2008
	12.416152	12.958668	4.37%	414,900	2007
	11.613758	12.416152	6.91%	409,841	2006
	11.272511	11.613758	3.03%	249,274	2005
	10.668780	11.272511	5.66%	122,293	2004
	9.516564	10.668780	12.11%	86,493	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.206339	13.762331	34.84%	30,411	2009
	16.292154	10.206339	-37.35%	34,374	2008
	15.363340	16.292154	6.05%	22,900	2007
	14.178717	15.363340	8.35%	26,687	2006
	12.827455	14.178717	10.53%	4,254	2005
	11.241109	12.827455	14.11%	1,223	2004
	8.466716	11.241109	32.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	14.059346	13.868334	-1.36%	477,006	2009
	13.972032	14.059346	0.62%	308,811	2008
	13.523375	13.972032	3.32%	142,670	2007
	13.120467	13.523375	3.07%	216,833	2006
	12.960454	13.120467	1.23%	85,127	2005
	13.038682	12.960454	-0.60%	2,144	2004
	13.141597	13.038682	-0.78%	390	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.484237	14.084147	22.64%	14,807	2009
	14.082354	11.484237	-18.45%	15,771	2008
	13.652006	14.082354	3.15%	22,690	2007
	13.206364	13.652006	3.37%	23,944	2006
	13.107595	13.206364	0.75%	33,351	2005
	12.478382	13.107595	5.04%	2,377	2004
	11.287848	12.478382	10.55%	1,050	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.066908	8.141910	34.20%	173,369	2009
	10.000000	6.066908	-39.33%	179,840	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.583201	14.791221	27.70%	0	2009
	21.950272	11.583201	-47.23%	0	2008
	21.676563	21.950272	1.26%	0	2007
	17.960019	21.676563	20.69%	0	2006
	16.293867	17.960019	10.23%	0	2005
	13.771025	16.293867	18.32%	0	2004
	10.000000	13.771025	37.71%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.165743	10.425931	27.68%	27,190	2009
	15.466297	8.165743	-47.20%	88,684	2008
	15.274950	15.466297	1.25%	138,728	2007
	12.655579	15.274950	20.70%	99,736	2006
	11.480025	12.655579	10.24%	49,670	2005
	10.000000	11.480025	14.80%	13,576	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.300902	8.036260	27.54%	108,553	2009
	10.000000	6.300902	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.289031	7.900785	25.63%	9,212	2009
	10.000000	6.289031	-37.11%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.211307	7.760008	24.93%	92,172	2009
	10.000000	6.211307	-37.89%	75,635	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.694455	8.611937	28.64%	84,795	2009
	10.000000	6.694455	-33.06%	132,990	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.433341	11.829968	25.41%	361	2009
	17.895428	9.433341	-47.29%	369	2008
	16.576105	17.895428	7.96%	299	2007
	16.323538	16.576105	1.55%	317	2006
	15.365994	16.323538	6.23%	296	2005
	13.770755	15.365994	11.58%	668	2004
	10.000000	13.770755	37.71%	631	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.803013	17.129290	24.10%	1,983	2009
	20.678538	13.803013	-33.25%	3,892	2008
	22.608166	20.678538	-8.54%	2,865	2007
	19.580621	22.608166	15.46%	395	2006
	19.320481	19.580621	1.35%	343	2005
	16.748157	19.320481	15.36%	952	2004
	10.000000	16.748157	67.48%	556	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.776843	16.935406	32.55%	1,107	2009
	21.021142	12.776843	-39.22%	16,292	2008
	20.924832	21.021142	0.46%	17,104	2007
	18.989474	20.924832	10.19%	16,221	2006
	17.193948	18.989474	10.44%	8,040	2005
	14.680450	17.193948	17.12%	2,813	2004
	10.000000	14.680450	46.80%	50	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.265948	12.709119	23.80%	115,597	2009
	17.832190	10.265948	-42.43%	145,823	2008
	16.763539	17.832190	6.37%	149,245	2007
	14.991843	16.763539	11.82%	97,019	2006
	14.204152	14.991843	5.55%	958	2005
	13.151931	14.204152	8.00%	0	2004
	10.000000	13.151931	31.52%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.580432	7.181278	28.69%	10,459	2009
	10.000000	5.580432	-44.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.850295	10.402907	5.61%	9,800	2009
	10.000000	9.850295	-1.50%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.915914	29.16%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.912369	29.12%	122,405	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.934663	13.829387	26.47%	15,898	2009
	17.664922	10.934663	-38.10%	39,410	2008
	18.396690	17.664922	-3.98%	105,932	2007
	16.145038	18.396690	13.95%	84,136	2006
	15.751236	16.145038	2.50%	9,158	2005
	13.643766	15.751236	15.45%	4,983	2004
	10.000000	13.643766	36.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.485512	13.482154	42.13%	8,787	2009
	17.704769	9.485512	-46.42%	17,756	2008
	15.771697	17.704769	12.26%	12,417	2007
	14.854010	15.771697	6.18%	19,935	2006
	14.365802	14.854010	3.40%	15,148	2005
	13.665671	14.365802	5.12%	13,785	2004
	10.000000	13.665671	36.66%	1,242	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.234558	12.690959	37.43%	15,149	2009
	15.700597	9.234558	-41.18%	16,466	2008
	15.015050	15.700597	4.57%	44,105	2007
	12.970830	15.015050	15.76%	48,280	2006
	11.534215	12.970830	12.46%	30,423	2005
	10.000000	11.534215	15.34%	3,327	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.223416	19.543483	37.40%	0	2009
	24.176192	14.223416	-41.17%	1,769	2008
	23.115649	24.176192	4.59%	6,657	2007
	19.974612	23.115649	15.73%	15,814	2006
	17.760277	19.974612	12.47%	15,814	2005
	15.151944	17.760277	17.21%	15,814	2004
	10.000000	15.151944	51.52%	549	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.013895	2.510248	24.65%	4,124	2009
	9.558374	2.013895	-78.93%	1,729	2008
	10.000000	9.558374	-4.42%	4,050	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.916624	3.622073	24.19%	18,212	2009
	13.805897	2.916624	-78.87%	19,465	2008
	14.068968	13.805897	-1.87%	95,529	2007
	13.062968	14.068968	7.70%	99,027	2006
	12.987520	13.062968	0.58%	87,315	2005
	12.114122	12.987520	7.21%	20,928	2004
	10.000000	12.114122	21.14%	8,144	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.355253	13.068554	26.20%	114,723	2009
	17.112284	10.355253	-39.49%	131,045	2008
	16.664740	17.112284	2.69%	144,574	2007
	14.727210	16.664740	13.16%	112,758	2006
	14.124841	14.727210	4.26%	11,074	2005
	13.125040	14.124841	7.62%	8,449	2004
	10.000000	13.125040	31.25%	2,548	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.920176	17.437891	34.97%	7,485	2009
	21.136700	12.920176	-38.87%	40,850	2008
	21.741129	21.136700	-2.78%	46,727	2007
	19.230206	21.741129	13.06%	37,597	2006
	17.775573	19.230206	8.18%	3,797	2005
	15.126640	17.775573	17.51%	2,893	2004
	10.000000	15.126640	51.27%	354	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.863506	8.64%	1,451	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.942921	9.43%	56,364	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.954469	11.461248	27.99%	364	2009
	14.814649	8.954469	-39.56%	275	2008
	15.991919	14.814649	-7.36%	253	2007
	13.992066	15.991919	14.29%	317	2006
	13.485135	13.992066	3.76%	370	2005
	12.308863	13.485135	9.56%	399	2004
	10.000000	12.308863	23.09%	162	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.949514	14.684607	22.89%	0	2009
	21.623130	11.949514	-44.74%	0	2008
	20.238481	21.623130	6.84%	0	2007
	16.070390	20.238481	25.94%	0	2006
	14.526080	16.070390	10.63%	0	2005
	12.678909	14.526080	14.57%	2,998	2004
	10.000000	12.678909	26.79%	2,893	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.510662	13.753442	61.60%	1,072	2009
	13.708071	8.510662	-37.91%	133	2008
	13.176388	13.708071	4.04%	140	2007
	12.674067	13.176388	3.96%	140	2006
	12.161196	12.674067	4.22%	141	2005
	11.742875	12.161196	3.56%	0	2004
	10.000000	11.742875	17.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.578298	10.594990	39.81%	5,729	2009
	13.402269	7.578298	-43.46%	85,585	2008
	12.084362	13.402269	10.91%	50,592	2007
	11.209742	12.084362	7.80%	2,354	2006
	10.000000	11.209742	12.10%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.869693	9.718872	23.50%	51,213	2009
	12.523251	7.869693	-37.16%	54,928	2008
	12.328510	12.523251	1.58%	56,037	2007
	10.537954	12.328510	16.99%	51,273	2006
	10.000000	10.537954	5.38%	346	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.953942	10.735258	7.85%	7,909	2009
	11.274040	9.953942	-11.71%	143,952	2008
	10.867872	11.274040	3.74%	191,738	2007
	10.642778	10.867872	2.11%	110,344	2006
	10.384934	10.642778	2.48%	12,222	2005
	10.120184	10.384934	2.62%	10,327	2004
	10.000000	10.120184	1.20%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.524848	18.634210	28.29%	0	2009
	17.326672	14.524848	-16.17%	0	2008
	16.517771	17.326672	4.90%	0	2007
	15.118343	16.517771	9.26%	0	2006
	13.673068	15.118343	10.57%	0	2005
	12.597484	13.673068	8.54%	54	2004
	10.000000	12.597484	25.97%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.843202	12.331809	25.28%	0	2009
	16.067364	9.843202	-38.74%	0	2008
	14.821672	16.067364	8.40%	0	2007
	13.222556	14.821672	12.09%	0	2006
	12.331223	13.222556	7.23%	0	2005
	11.403994	12.331223	8.13%	0	2004
	10.000000	11.403994	14.04%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.664461	9.863497	13.84%	0	2009
	12.396883	8.664461	-30.11%	0	2008
	11.686200	12.396883	6.08%	0	2007
	10.568693	11.686200	10.57%	0	2006
	10.209185	10.568693	3.52%	0	2005
	10.000000	10.209185	2.09%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.761859	9.559298	41.37%	0	2009
	11.241090	6.761859	-39.85%	0	2008
	10.595056	11.241090	6.10%	0	2007
	10.498616	10.595056	0.92%	225	2006
	10.073051	10.498616	4.22%	315	2005
	10.000000	10.073051	0.73%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.760944	13.185820	50.51%	1,798	2009
	15.169114	8.760944	-42.24%	0	2008
	13.518641	15.169114	12.21%	0	2007
	11.168809	13.518641	21.04%	0	2006
	10.661390	11.168809	4.76%	0	2005
	10.000000	10.661390	6.61%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.921296	12.059994	10.43%	0	2009
	10.817743	10.921296	0.96%	0	2008
	10.332471	10.817743	4.70%	0	2007
	10.093562	10.332471	2.37%	0	2006
	10.045868	10.093562	0.47%	0	2005
	10.000000	10.045868	0.46%	0	2004*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.762890	12.765205	18.60%	0	2009
	18.415677	10.762890	-41.56%	0	2008
	17.821918	18.415677	3.33%	0	2007
	15.457992	17.821918	15.29%	2,740	2006
	14.995589	15.457992	3.08%	2,858	2005
	13.680938	14.995589	9.61%	2,858	2004
	10.000000	13.680938	36.81%	2,858	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.001497	18.278701	40.59%	0	2009
	20.533228	13.001497	-36.68%	0	2008
	20.523508	20.533228	0.05%	0	2007
	18.234958	20.523508	12.55%	0	2006
	17.351820	18.234958	5.09%	0	2005
	14.786619	17.351820	17.35%	0	2004
	10.000000	14.786619	47.87%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.380952	12.361615	8.62%	10,699	2009
	11.734834	11.380952	-3.02%	10,784	2008
	10.875866	11.734834	7.90%	16,696	2007
	10.863014	10.875866	0.12%	17,135	2006
	10.852808	10.863014	0.09%	20,136	2005
	10.407723	10.852808	4.28%	20,138	2004
	10.000000	10.407723	4.08%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.176117	12.971677	16.07%	511	2009
	17.374932	11.176117	-35.68%	0	2008
	17.708752	17.374932	-1.89%	0	2007
	15.382250	17.708752	15.12%	0	2006
	14.933343	15.382250	3.01%	0	2005
	13.460462	14.933343	10.94%	3,256	2004
	10.000000	13.460462	34.60%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.491079	12.141003	27.92%	3,321	2009
	12.757676	9.491079	-25.60%	3,603	2008
	13.268243	12.757676	-3.85%	3,347	2007
	11.198017	13.268243	18.49%	1,817	2006
	10.000000	11.198017	11.98%	494	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.412457	14.645044	17.99%	5,064	2009
	17.207602	12.412457	-27.87%	4,682	2008
	18.441267	17.207602	-6.69%	18,812	2007
	15.795388	18.441267	16.75%	15,642	2006
	15.285127	15.795388	3.34%	11,019	2005
	13.584488	15.285127	12.52%	113	2004
	10.000000	13.584488	35.84%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.059777	20.60%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.891109	17.115717	23.21%	18,233	2009
	20.403261	13.891109	-31.92%	16,483	2008
	20.841632	20.403261	-2.10%	8,457	2007
	18.483738	20.841632	12.76%	4,612	2006
	17.489811	18.483738	5.68%	4,369	2005
	14.560499	17.489811	20.12%	752	2004
	10.000000	14.560499	45.60%	208	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.802470	13.418518	24.22%	43,352	2009
	17.488454	10.802470	-38.23%	43,624	2008
	16.903452	17.488454	3.46%	27,820	2007
	14.887634	16.903452	13.54%	22,423	2006
	14.464722	14.887634	2.92%	16,005	2005
	13.300594	14.464722	8.75%	9,265	2004
	10.000000	13.300594	33.01%	5,295	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.214559	13.508689	20.46%	3,272	2009
	16.192496	11.214559	-30.74%	6,548	2008
	15.378321	16.192496	5.29%	3,849	2007
	13.427643	15.378321	14.53%	5,269	2006
	13.085819	13.427643	2.61%	5,457	2005
	12.670615	13.085819	3.28%	1,409	2004
	10.000000	12.670615	26.71%	1,409	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.582939	10.637713	23.94%	0	2009
	13.995914	8.582939	-38.68%	0	2008
	16.008777	13.995914	-12.57%	0	2007
	15.691217	16.008777	2.02%	0	2006
	15.083336	15.691217	4.03%	0	2005
	13.782864	15.083336	9.44%	1,009	2004
	10.000000	13.782864	37.83%	1,009	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.717768	13.079775	11.62%	1,100	2009
	16.905907	11.717768	-30.69%	1,017	2008
	15.647362	16.905907	8.04%	1,389	2007
	13.712783	15.647362	14.11%	1,100	2006
	13.682024	13.712783	0.22%	957	2005
	12.961759	13.682024	5.56%	957	2004
	10.000000	12.961759	29.62%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.041721	11.890790	18.41%	19,444	2009
	11.021944	10.041721	-8.89%	14,128	2008
	10.638170	11.021944	3.61%	18,041	2007
	10.387117	10.638170	2.42%	18,935	2006
	10.436517	10.387117	-0.47%	19,813	2005
	10.249802	10.436517	1.82%	8,533	2004
	10.000000	10.249802	2.50%	2,634	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.098050	11.113969	22.16%	676	2009
	12.337060	9.098050	-26.25%	678	2008
	11.547024	12.337060	6.84%	2,035	2007
	10.692124	11.547024	8.00%	1,735	2006
	10.000000	10.692124	6.92%	223	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.689427	11.008129	26.68%	430	2009
	13.121284	8.689427	-33.78%	432	2008
	12.108491	13.121284	8.36%	433	2007
	10.998738	12.108491	10.09%	434	2006
	10.000000	10.998738	9.99%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.318369	10.753714	29.28%	991	2009
	13.652292	8.318369	-39.07%	382	2008
	12.472291	13.652292	9.46%	0	2007
	11.206846	12.472291	11.29%	0	2006
	10.000000	11.206846	12.07%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.507907	16.698553	33.50%	28,979	2009
	22.147092	12.507907	-43.52%	27,864	2008
	19.159517	22.147092	15.59%	54,883	2007
	17.446211	19.159517	9.82%	42,170	2006
	15.175802	17.446211	14.96%	32,611	2005
	13.371956	15.175802	13.49%	3,042	2004
	10.000000	13.371956	33.72%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.919758	14.426632	45.43%	1,471	2009
	22.077040	9.919758	-55.07%	3,511	2008
	15.382582	22.077040	43.52%	87	2007
	13.384377	15.382582	14.93%	87	2006
	10.000000	13.384377	33.84%	221	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.397189	13.308439	28.00%	13,863	2009
	18.448877	10.397189	-43.64%	14,699	2008
	18.486577	18.448877	-0.20%	19,914	2007
	15.640738	18.486577	18.20%	18,824	2006
	15.032805	15.640738	4.04%	16,349	2005
	13.713454	15.032805	9.62%	9,319	2004
	10.000000	13.713454	37.13%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.966373	12.568544	26.11%	1,543	2009
	19.193419	9.966373	-48.07%	2,258	2008
	15.377648	19.193419	24.81%	2,951	2007
	14.641028	15.377648	5.03%	2,784	2006
	14.081010	14.641028	3.98%	640	2005
	13.855566	14.081010	1.63%	74	2004
	10.000000	13.855566	38.56%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.644442	12.112865	13.80%	70,109	2009
	11.188349	10.644442	-4.86%	63,983	2008
	10.908344	11.188349	2.57%	61,806	2007
	10.628749	10.908344	2.63%	49,245	2006
	10.584151	10.628749	0.42%	20,821	2005
	10.307985	10.584151	2.68%	2,231	2004
	10.000000	10.307985	3.08%	638	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.357036	21.150637	37.73%	11,430	2009
	25.803141	15.357036	-40.48%	10,740	2008
	22.702642	25.803141	13.66%	15,115	2007
	20.493894	22.702642	10.78%	17,288	2006
	17.620039	20.493894	16.31%	12,885	2005
	14.342766	17.620039	22.85%	2,573	2004
	10.000000	14.342766	43.43%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.305351	17.794434	24.39%	0	2009
	25.903296	14.305351	-44.77%	0	2008
	22.456893	25.903296	15.35%	0	2007
	19.347779	22.456893	16.07%	0	2006
	16.527318	19.347779	17.07%	0	2005
	14.799998	16.527318	11.67%	1,537	2004
	10.000000	14.799998	48.00%	348,082	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.546272	11.872697	24.37%	7,307	2009
	17.281415	9.546272	-44.76%	7,328	2008
	14.981232	17.281415	15.35%	7,462	2007
	12.902681	14.981232	16.11%	6,812	2006
	11.025556	12.902681	17.03%	6,794	2005
	10.000000	11.025556	10.26%	1,757	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.750910	16.650354	54.87%	300	2009
	22.394909	10.750910	-51.99%	300	2008
	21.553444	22.394909	3.90%	301	2007
	18.851828	21.553444	14.33%	301	2006
	18.675210	18.851828	0.95%	315	2005
	16.646222	18.675210	12.19%	394	2004
	10.000000	16.646222	66.46%	302	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.873384	10.521206	33.63%	37,880	2009
	11.357564	7.873384	-30.68%	56,606	2008
	11.108263	11.357564	2.24%	88,858	2007
	10.000000	11.108263	11.08%	26,531	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.689142	13.517652	15.64%	16,161	2009
	16.270657	11.689142	-28.16%	16,113	2008
	16.967418	16.270657	-4.11%	23,891	2007
	14.699382	16.967418	15.43%	26,114	2006
	14.420927	14.699382	1.93%	23,860	2005
	13.183104	14.420927	9.39%	5,961	2004
	10.000000	13.183104	31.83%	2,932	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.789880	17.552218	27.28%	8,052	2009
	20.890543	13.789880	-33.99%	5,924	2008
	21.716467	20.890543	-3.80%	7,416	2007
	18.836445	21.716467	15.29%	10,650	2006
	17.572243	18.836445	7.19%	6,407	2005
	14.409060	17.572243	21.95%	3,257	2004
	10.000000	14.409060	44.09%	1,639	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.591481	8.461035	28.36%	0	2009
	10.000000	6.591481	-34.09%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.474676	16.119461	70.13%	5,318	2009
	20.314283	9.474676	-53.36%	2,754	2008
	16.017982	20.314283	26.82%	10,514	2007
	12.681079	16.017982	26.31%	10,149	2006
	10.000000	12.681079	26.81%	4,025	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.972917	18.871195	35.06%	0	2009
	23.781263	13.972917	-41.24%	0	2008
	20.902132	23.781263	13.77%	0	2007
	17.463638	20.902132	19.69%	234	2006
	16.084249	17.463638	8.58%	234	2005
	13.769523	16.084249	16.81%	234	2004
	10.000000	13.769523	37.70%	234	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.996652	13.516292	35.21%	9,374	2009
	17.017897	9.996652	-41.26%	18,028	2008
	14.959026	17.017897	13.76%	15,748	2007
	12.496550	14.959026	19.71%	14,873	2006
	11.513291	12.496550	8.54%	9,728	2005
	10.000000	11.513291	15.13%	2,768	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.463310	14.577789	16.97%	10,474	2009
	11.907617	12.463310	4.67%	8,993	2008
	10.883058	11.907617	9.41%	22,062	2007
	9.785907	10.883058	11.21%	13,390	2006
	10.000000	9.785907	-2.14%	8,656	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.746521	11.595220	18.97%	1,650	2009
	17.238130	9.746521	-43.46%	1,858	2008
	15.656207	17.238130	10.10%	1,858	2007
	14.978539	15.656207	4.52%	208	2006
	13.997531	14.978539	7.01%	242	2005
	13.357568	13.997531	4.79%	233	2004
	10.000000	13.357568	33.58%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.105035	15.539409	39.93%	2,218	2009
	21.313470	11.105035	-47.90%	2,218	2008
	19.565008	21.313470	8.94%	2,985	2007
	17.076125	19.565008	14.58%	2,419	2006
	15.857282	17.076125	7.69%	2,534	2005
	13.959121	15.857282	13.60%	0	2004
	10.000000	13.959121	39.59%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.849485	18.49%	3,494	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.779676	15.816356	23.76%	0	2009
	15.448892	12.779676	-17.28%	0	2008
	14.215050	15.448892	8.68%	0	2007
	13.063102	14.215050	8.82%	0	2006
	12.311583	13.063102	6.10%	0	2005
	11.536001	12.311583	6.72%	0	2004
	10.000000	11.536001	15.36%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.780222	18.390556	43.90%	5,379	2009
	23.287160	12.780222	-45.12%	642	2008
	17.295382	23.287160	34.64%	141	2007
	16.082991	17.295382	7.54%	1,475	2006
	14.498416	16.082991	10.93%	1,749	2005
	12.470909	14.498416	16.26%	1,539	2004
	10.000000	12.470909	24.71%	1,539	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.730216	22.465859	76.48%	9,910	2009
	27.030761	12.730216	-52.90%	5,120	2008
	21.417829	27.030761	26.21%	11,280	2007
	14.814258	21.417829	44.58%	5,414	2006
	11.385981	14.814258	30.11%	0	2005
	10.000000	11.385981	13.86%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.804441	33.185346	76.48%	0	2009
	39.944347	18.804441	-52.92%	0	2008
	31.663379	39.944347	26.15%	0	2007
	21.910860	31.663379	44.51%	0	2006
	16.850186	21.910860	30.03%	0	2005
	14.406047	16.850186	16.97%	0	2004
	10.000000	14.406047	44.06%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.011268	13.723333	37.08%	3,420	2009
	16.119965	10.011268	-37.90%	3,798	2008
	14.734025	16.119965	9.41%	4,596	2007
	13.932529	14.734025	5.75%	4,866	2006
	13.563648	13.932529	2.72%	4,471	2005
	12.628530	13.563648	7.40%	991	2004
	10.000000	12.628530	26.29%	203	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.000405	15.688329	20.68%	14,812	2009
	19.614133	13.000405	-33.72%	6,289	2008
	18.499487	19.614133	6.03%	6,038	2007
	15.576752	18.499487	18.76%	6,257	2006
	14.845260	15.576752	4.93%	3,791	2005
	13.118740	14.845260	13.16%	3,795	2004
	10.000000	13.118740	31.19%	3,039	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.823244	10.923221	23.80%	931	2009
	12.623542	8.823244	-31.38%	784	2008
	11.984493	12.623542	5.33%	786	2007
	11.012801	11.984493	8.82%	789	2006
	10.745006	11.012801	2.49%	791	2005
	10.000000	10.745006	7.45%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.042389	10.098890	11.68%	28,262	2009
	10.598750	9.042389	-14.68%	38,026	2008
	10.265712	10.598750	3.24%	52,668	2007
	9.996311	10.265712	2.70%	43,320	2006
	9.998672	9.996311	-0.02%	13,020	2005
	10.067340	9.998672	-0.68%	10,750	2004
	10.000000	10.067340	0.67%	9,581	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.294470	11.243891	20.97%	1,797	2009
	15.582366	9.294470	-40.35%	1,862	2008
	15.731913	15.582366	-0.95%	1,916	2007
	15.166231	15.731913	3.73%	1,713	2006
	14.955415	15.166231	1.41%	3,178	2005
	13.564388	14.955415	10.25%	1,417	2004
	10.000000	13.564388	35.64%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.217279	13.233495	29.52%	3,100	2009
	17.120830	10.217279	-40.32%	3,747	2008
	16.144926	17.120830	6.04%	26,864	2007
	14.407573	16.144926	12.06%	23,046	2006
	13.680826	14.407573	5.31%	6,185	2005
	12.254702	13.680826	11.64%	0	2004
	10.000000	12.254702	22.55%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.308207	13.08%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.429821	24.30%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.567959	9.204535	21.63%	10,560	2009
	10.935557	7.567959	-30.79%	11,254	2008
	10.455243	10.935557	4.59%	11,590	2007
	10.000000	10.455243	4.55%	11,844	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.407821	10.397879	10.52%	15,575	2009
	10.591896	9.407821	-11.18%	13,527	2008
	10.437325	10.591896	1.48%	13,183	2007
	10.000000	10.437325	4.37%	2,355	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.317716	10.211900	39.55%	5,423	2009
	12.101040	7.317716	-39.53%	644	2008
	10.737612	12.101040	12.70%	456	2007
	10.000000	10.737612	7.38%	2,386	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.222418	8.510393	36.77%	7,849	2009
	11.318398	6.222418	-45.02%	3,800	2008
	10.264514	11.318398	10.27%	6,420	2007
	10.000000	10.264514	2.65%	6,200	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.979217	7.700958	28.80%	3,908	2009
	9.796181	5.979217	-38.96%	2,226	2008
	10.000000	9.796181	-2.04%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.273423	14.781696	43.88%	1,206	2009
	14.476609	10.273423	-29.03%	1,276	2008
	14.244264	14.476609	1.63%	1,403	2007
	13.067644	14.244264	9.00%	1,454	2006
	12.951087	13.067644	0.90%	1,454	2005
	11.936431	12.951087	8.50%	3,601	2004
	10.000000	11.936431	19.36%	3,435	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.196988	11.800636	43.96%	8,632	2009
	11.568076	8.196988	-29.14%	9,266	2008
	11.378717	11.568076	1.66%	13,098	2007
	10.439233	11.378717	9.00%	12,614	2006
	10.000000	10.439233	4.39%	11,103	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.454411	6.958402	27.57%	950	2009
	10.000000	5.454411	-45.46%	123	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.286927	32.87%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.104127	7.694232	50.75%	0	2009
	10.000000	5.104127	-48.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.116424	7.912626	29.37%	20,724	2009
	10.000000	6.116424	-38.84%	24,401	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.350701	8.085889	27.32%	0	2009
	10.000000	6.350701	-36.49%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.911463	9.342158	18.08%	0	2009
	10.000000	7.911463	-20.89%	13,757	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.190018	8.797984	22.36%	0	2009
	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.060605	10.091860	11.38%	0	2009
	10.000000	9.060605	-9.39%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.547472	9.070489	20.18%	0	2009
	10.000000	7.547472	-24.53%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.827311	8.516605	24.74%	0	2009
	10.000000	6.827311	-31.73%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.291069	9.615490	15.97%	0	2009
	10.000000	8.291069	-17.09%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.827005	10.516530	7.02%	16,076	2009
	10.000000	9.827005	-1.73%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.832816	11.282996	14.75%	0	2009
	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.604665	33.116705	60.72%	0	2009
	49.699069	20.604665	-58.54%	0	2008
	34.736132	49.699069	43.08%	0	2007
	25.856052	34.736132	34.34%	0	2006
	19.825524	25.856052	30.42%	0	2005
	16.703476	19.825524	18.69%	1,616	2004
	10.000000	16.703476	67.03%	1,616	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.282213	19.740483	60.72%	593	2009
	29.578397	12.282213	-58.48%	156	2008
	20.636451	29.578397	43.33%	4,149	2007
	15.333741	20.636451	34.58%	4,058	2006
	11.743412	15.333741	30.57%	124	2005
	10.000000	11.743412	17.43%	138	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.907146	12.049974	1.20%	49,988	2009
	11.216466	11.907146	6.16%	57,038	2008
	10.622012	11.216466	5.60%	71,039	2007
	10.429398	10.622012	1.85%	57,340	2006
	10.247972	10.429398	1.77%	26,417	2005
	10.070236	10.247972	1.76%	13,600	2004
	10.000000	10.070236	0.70%	5,682	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.563605	8.319006	26.74%	24,888	2009
	11.703384	6.563605	-43.92%	23,647	2008
	10.857171	11.703384	7.79%	12,982	2007
	10.000000	10.857171	8.57%	1,718	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.297130	15.415824	25.36%	29,148	2009
	19.757788	12.297130	-37.76%	25,605	2008
	18.922615	19.757788	4.41%	28,136	2007
	16.428965	18.922615	15.18%	25,492	2006
	15.444974	16.428965	6.37%	28,438	2005
	13.744350	15.444974	12.37%	9,717	2004
	10.000000	13.744350	37.44%	1,155	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.527329	15.27%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.086136	20.86%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.360693	12.213068	7.50%	39,452	2009
	12.266666	11.360693	-7.39%	50,594	2008
	11.812489	12.266666	3.84%	60,235	2007
	11.289903	11.812489	4.63%	69,350	2006
	11.088873	11.289903	1.81%	50,917	2005
	10.751819	11.088873	3.13%	45,823	2004
	10.000000	10.751819	7.52%	19,215	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.859683	13.924221	17.41%	92,587	2009
	15.668811	11.859683	-24.31%	137,485	2008
	15.048914	15.668811	4.12%	198,784	2007
	13.712890	15.048914	9.74%	214,803	2006
	13.208219	13.712890	3.82%	168,938	2005
	12.235735	13.208219	7.95%	82,443	2004
	10.000000	12.235735	22.36%	1,720	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.166737	14.915068	22.59%	113,582	2009
	17.994723	12.166737	-32.39%	106,513	2008
	17.202882	17.994723	4.60%	138,802	2007
	15.239381	17.202882	12.88%	148,790	2006
	14.441630	15.239381	5.52%	121,717	2005
	13.073147	14.441630	10.47%	96,242	2004
	10.000000	13.073147	30.73%	8,490	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.639091	13.140565	12.90%	154,419	2009
	13.901805	11.639091	-16.28%	170,084	2008
	13.326598	13.901805	4.32%	474,105	2007
	12.471677	13.326598	6.85%	476,509	2006
	12.111358	12.471677	2.98%	285,315	2005
	11.468511	12.111358	5.61%	110,539	2004
	10.000000	11.468511	14.69%	6,805	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.982184	17.496440	34.77%	20,805	2009
	20.733734	12.982184	-37.39%	20,337	2008
	19.561682	20.733734	5.99%	9,999	2007
	18.062463	19.561682	8.30%	5,352	2006
	16.349330	18.062463	10.48%	3,483	2005
	14.334701	16.349330	14.05%	1,190	2004
	10.000000	14.334701	43.35%	211	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.671098	10.520782	-1.41%	250,929	2009
	10.610205	10.671098	0.57%	291,987	2008
	10.274739	10.610205	3.26%	233,333	2007
	9.973663	10.274739	3.02%	229,253	2006
	9.857014	9.973663	1.18%	29,233	2005
	9.921541	9.857014	-0.65%	552,030	2004
	10.000000	9.921541	-0.78%	1,576,333	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.031614	12.296451	22.58%	4,847	2009
	12.307348	10.031614	-18.49%	4,901	2008
	11.937331	12.307348	3.10%	5,208	2007
	11.553509	11.937331	3.32%	10,557	2006
	11.472906	11.553509	0.70%	8,824	2005
	10.927700	11.472906	4.99%	7,600	2004
	10.000000	10.927700	9.28%	7,581	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.064844	8.135019	34.13%	17,078	2009
	10.000000	6.064844	-39.35%	17,107	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.549944	14.741276	27.63%	0	2009
	21.898391	11.549944	-47.26%	0	2008
	21.636358	21.898391	1.21%	0	2007
	17.935769	21.636358	20.63%	0	2006
	16.280107	17.935769	10.17%	0	2005
	13.766371	16.280107	18.26%	0	2004
	10.000000	13.766371	37.66%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.146461	10.396031	27.61%	8,426	2009
	15.437631	8.146461	-47.23%	15,163	2008
	15.254414	15.437631	1.20%	25,123	2007
	12.644950	15.254414	20.64%	22,814	2006
	11.476180	12.644950	10.18%	9,914	2005
	10.000000	11.476180	14.76%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.298763	8.029459	27.48%	9,787	2009
	10.000000	6.298763	-37.01%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.286901	7.894107	25.56%	8,889	2009
	10.000000	6.286901	-37.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.209196	7.753436	24.87%	11,958	2009
	10.000000	6.209196	-37.91%	7,886	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.692181	8.604649	28.58%	8,441	2009
	10.000000	6.692181	-33.08%	12,375	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.405240	11.788734	25.34%	0	2009
	17.851211	9.405240	-47.31%	0	2008
	16.543600	17.851211	7.90%	0	2007
	16.299770	16.543600	1.50%	0	2006
	15.351382	16.299770	6.18%	0	2005
	13.764641	15.351382	11.53%	15	2004
	10.000000	13.764641	37.65%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.761932	17.069645	24.04%	3,548	2009
	20.627490	13.761932	-33.28%	3,547	2008
	22.563861	20.627490	-8.58%	3,750	2007
	19.552135	22.563861	15.40%	3,443	2006
	19.302125	19.552135	1.30%	3,367	2005
	16.740734	19.302125	15.30%	12	2004
	10.000000	16.740734	67.41%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.738817	16.876436	32.48%	7,121	2009
	20.969244	12.738817	-39.25%	8,910	2008
	20.883817	20.969244	0.41%	12,597	2007
	18.961845	20.883817	10.14%	11,526	2006
	17.177624	18.961845	10.39%	6,327	2005
	14.673942	17.177624	17.06%	205	2004
	10.000000	14.673942	46.74%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.235375	12.664839	23.74%	14,771	2009
	17.788128	10.235375	-42.46%	15,766	2008
	16.730660	17.788128	6.32%	18,245	2007
	14.970013	16.730660	11.76%	15,337	2006
	14.190647	14.970013	5.49%	2,223	2005
	13.146093	14.190647	7.95%	0	2004
	10.000000	13.146093	31.46%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.578528	7.175168	28.62%	10,543	2009
	10.000000	5.578528	-44.21%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.846962	10.394113	5.56%	7,764	2009
	10.000000	9.846962	-1.53%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.911549	29.12%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.908002	29.08%	11,523	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.902119	13.781228	26.41%	7,391	2009
	17.621298	10.902119	-38.13%	9,918	2008
	18.360628	17.621298	-4.03%	23,343	2007
	16.121537	18.360628	13.89%	21,908	2006
	15.736262	16.121537	2.45%	12,221	2005
	13.637692	15.736262	15.39%	1,956	2004
	10.000000	13.637692	36.38%	1,732	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.457265	13.435196	42.06%	8,011	2009
	17.661036	9.457265	-46.45%	7,610	2008
	15.740770	17.661036	12.20%	9,047	2007
	14.832392	15.740770	6.12%	7,507	2006
	14.352146	14.832392	3.35%	4,789	2005
	13.659602	14.352146	5.07%	1,315	2004
	10.000000	13.659602	36.60%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.212742	12.654551	37.36%	18,511	2009
	15.671476	9.212742	-41.21%	19,897	2008
	14.994840	15.671476	4.51%	40,690	2007
	12.959922	14.994840	15.70%	32,073	2006
	11.530336	12.959922	12.40%	22,639	2005
	10.000000	11.530336	15.30%	2,228	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.181094	19.475436	37.33%	0	2009
	24.116522	14.181094	-41.20%	0	2008
	23.070354	24.116522	4.53%	0	2007
	19.945565	23.070354	15.67%	0	2006
	17.743416	19.945565	12.41%	0	2005
	15.145229	17.743416	17.16%	0	2004
	10.000000	15.145229	51.45%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.012181	2.506847	24.58%	310	2009
	9.555134	2.012181	-78.94%	310	2008
	10.000000	9.555134	-4.45%	310	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.907933	3.609453	24.12%	2,567	2009
	13.771779	2.907933	-78.88%	2,787	2008
	14.041365	13.771779	-1.92%	5,234	2007
	13.043934	14.041365	7.65%	10,812	2006
	12.975171	13.043934	0.53%	12,286	2005
	12.108744	12.975171	7.16%	4,147	2004
	10.000000	12.108744	21.09%	2,840	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.324439	13.023062	26.14%	13,798	2009
	17.070052	10.324439	-39.52%	15,446	2008
	16.632094	17.070052	2.63%	19,031	2007
	14.705781	16.632094	13.10%	19,978	2006
	14.111421	14.705781	4.21%	5,058	2005
	13.119209	14.111421	7.56%	3,349	2004
	10.000000	13.119209	31.19%	1,900	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.881721	17.377172	34.90%	2,423	2009
	21.084518	12.881721	-38.90%	4,802	2008
	21.698510	21.084518	-2.83%	4,458	2007
	19.202224	21.698510	13.00%	4,149	2006
	17.758675	19.202224	8.13%	2,729	2005
	15.119925	17.758675	17.45%	68	2004
	10.000000	15.119925	51.20%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.859825	8.60%	112	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.939212	9.39%	5,768	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.928755	11.422541	27.93%	0	2009
	14.779624	8.928755	-39.59%	0	2008
	15.962242	14.779624	-7.41%	0	2007
	13.973162	15.962242	14.24%	0	2006
	13.473727	13.973162	3.71%	0	2005
	12.304689	13.473727	9.50%	0	2004
	10.000000	12.304689	23.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.915221	14.635021	22.83%	415	2009
	21.572042	11.915221	-44.77%	416	2008
	20.200971	21.572042	6.79%	416	2007
	16.048711	20.200971	25.87%	417	2006
	14.513815	16.048711	10.58%	417	2005
	12.674623	14.513815	14.51%	418	2004
	10.000000	12.674623	26.75%	418	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.486225	13.706991	61.52%	0	2009
	13.675659	8.486225	-37.95%	0	2008
	13.151940	13.675659	3.98%	0	2007
	12.656952	13.151940	3.91%	0	2006
	12.150914	12.656952	4.16%	0	2005
	11.738902	12.150914	3.51%	0	2004
	10.000000	11.738902	17.39%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.564212	10.569927	39.74%	4,045	2009
	13.384160	7.564212	-43.48%	10,499	2008
	12.074198	13.384160	10.85%	7,102	2007
	11.205989	12.074198	7.75%	2,904	2006
	10.000000	11.205989	12.06%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.855069	9.695903	23.43%	3,029	2009
	12.506342	7.855069	-37.19%	2,863	2008
	12.318145	12.506342	1.53%	3,536	2007
	10.534414	12.318145	16.93%	2,900	2006
	10.000000	10.534414	5.34%	2,078	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.925335	10.698980	7.79%	2,828	2009
	11.247361	9.925335	-11.75%	19,520	2008
	10.847690	11.247361	3.68%	29,556	2007
	10.628384	10.847690	2.06%	23,857	2006
	10.376142	10.628384	2.43%	8,713	2005
	10.116754	10.376142	2.56%	0	2004
	10.000000	10.116754	1.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.480709	18.568174	28.23%	0	2009
	17.282785	14.480709	-16.21%	0	2008
	16.484339	17.282785	4.84%	0	2007
	15.095375	16.484339	9.20%	1,043	2006
	13.659211	15.095375	10.51%	1,043	2005
	12.591098	13.659211	8.48%	1,043	2004
	10.000000	12.591098	25.91%	1,043	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.816378	12.291982	25.22%	0	2009
	16.031725	9.816378	-38.77%	0	2008
	14.796341	16.031725	8.35%	0	2007
	13.206630	14.796341	12.04%	0	2006
	12.322602	13.206630	7.17%	0	2005
	11.401804	12.322602	8.08%	18	2004
	10.000000	11.401804	14.02%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.646354	9.837900	13.78%	0	2009
	12.377257	8.646354	-30.14%	0	2008
	11.673645	12.377257	6.03%	0	2007
	10.562669	11.673645	10.52%	0	2006
	10.208531	10.562669	3.47%	0	2005
	10.000000	10.208531	2.09%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.747715	9.534468	41.30%	0	2009
	11.223290	6.747715	-39.88%	0	2008
	10.583676	11.223290	6.04%	0	2007
	10.492638	10.583676	0.87%	0	2006
	10.072408	10.492638	4.17%	0	2005
	10.000000	10.072408	0.72%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.742630	13.151610	50.43%	0	2009
	15.145098	8.742630	-42.27%	0	2008
	13.504124	15.145098	12.15%	0	2007
	11.162457	13.504124	20.98%	0	2006
	10.660714	11.162457	4.71%	0	2005
	10.000000	10.660714	6.61%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.898463	12.028678	10.37%	0	2009
	10.800606	10.898463	0.91%	0	2008
	10.321363	10.800606	4.64%	0	2007
	10.087813	10.321363	2.32%	0	2006
	10.045228	10.087813	0.42%	0	2005
	10.000000	10.045228	0.45%	0	2004*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.730871	12.720770	18.54%	1,917	2009
	18.370232	10.730871	-41.59%	1,810	2008
	17.787012	18.370232	3.28%	2,583	2007
	15.435528	17.787012	15.23%	3,712	2006
	14.981350	15.435528	3.03%	4,761	2005
	13.674879	14.981350	9.55%	5,839	2004
	10.000000	13.674879	36.75%	4,889	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.962794	18.215035	40.52%	1,962	2009
	20.482521	12.962794	-36.71%	1,891	2008
	20.483276	20.482521	0.00%	1,646	2007
	18.208430	20.483276	12.49%	1,646	2006
	17.335345	18.208430	5.04%	1,646	2005
	14.780072	17.335345	17.29%	1,647	2004
	10.000000	14.780072	47.80%	780	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.346347	12.317775	8.56%	9,954	2009
	11.705089	11.346347	-3.06%	8,228	2008
	10.853838	11.705089	7.84%	8,965	2007
	10.846500	10.853838	0.07%	10,575	2006
	10.841796	10.846500	0.04%	9,960	2005
	10.402441	10.841796	4.22%	4,460	2004
	10.000000	10.402441	4.02%	2,624	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.142832	12.926479	16.01%	229	2009
	17.332005	11.142832	-35.71%	231	2008
	17.674024	17.332005	-1.94%	231	2007
	15.359858	17.674024	15.07%	232	2006
	14.919143	15.359858	2.95%	232	2005
	13.454487	14.919143	10.89%	233	2004
	10.000000	13.454487	34.54%	233	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.473428	12.112273	27.86%	1,283	2009
	12.740429	9.473428	-25.64%	976	2008
	13.257079	12.740429	-3.90%	1,029	2007
	11.194253	13.257079	18.43%	989	2006
	10.000000	11.194253	11.94%	1,621	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.375500	14.594040	17.93%	4,897	2009
	17.165096	12.375500	-27.90%	4,941	2008
	18.405107	17.165096	-6.74%	7,120	2007
	15.772384	18.405107	16.69%	4,463	2006
	15.270588	15.772384	3.29%	5,517	2005
	13.578460	15.270588	12.46%	1,506	2004
	10.000000	13.578460	35.78%	1,506	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.055694	20.56%	4,955	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.849727	17.056081	23.15%	2,581	2009
	20.352832	13.849727	-31.95%	2,309	2008
	20.800722	20.352832	-2.15%	2,417	2007
	18.456803	20.800722	12.70%	2,493	2006
	17.473166	18.456803	5.63%	2,414	2005
	14.554031	17.473166	20.06%	2,474	2004
	10.000000	14.554031	45.54%	356	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.770291	13.371765	24.15%	11,174	2009
	17.445224	10.770291	-38.26%	11,809	2008
	16.870274	17.445224	3.41%	17,370	2007
	14.865926	16.870274	13.48%	17,656	2006
	14.450953	14.865926	2.87%	18,760	2005
	13.294674	14.450953	8.70%	130,276	2004
	10.000000	13.294674	32.95%	111,426	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.181181	13.461645	20.40%	3,915	2009
	16.152511	11.181181	-30.78%	5,996	2008
	15.348178	16.152511	5.24%	6,375	2007
	13.408091	15.348178	14.47%	6,376	2006
	13.073375	13.408091	2.56%	13,517	2005
	12.664983	13.073375	3.22%	10,679	2004
	10.000000	12.664983	26.56%	2,652	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.557365	10.600657	23.88%	0	2009
	13.961310	8.557365	-38.71%	0	2008
	15.977355	13.961310	-12.62%	0	2007
	15.668356	15.977355	1.97%	0	2006
	15.068991	15.668356	3.98%	0	2005
	13.776744	15.068991	9.38%	0	2004
	10.000000	13.776744	37.77%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.682862	13.034189	11.57%	693	2009
	16.864129	11.682862	-30.72%	693	2008
	15.616649	16.864129	7.99%	903	2007
	13.692793	15.616649	14.05%	903	2006
	13.668997	13.692793	0.17%	903	2005
	12.955995	13.668997	5.50%	903	2004
	10.000000	12.955995	29.56%	903	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.011815	11.849368	18.35%	12,029	2009
	10.994700	10.011815	-8.94%	11,773	2008
	10.617292	10.994700	3.55%	13,201	2007
	10.371973	10.617292	2.37%	11,444	2006
	10.426582	10.371973	-0.52%	12,667	2005
	10.245244	10.426582	1.77%	12,684	2004
	10.000000	10.245244	2.45%	873	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.081131	11.087677	22.10%	8,115	2009
	12.320382	9.081131	-26.29%	5,523	2008
	11.537307	12.320382	6.79%	1,218	2007
	10.688536	11.537307	7.94%	1,219	2006
	10.000000	10.688536	6.89%	1,220	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.673279	10.982100	26.62%	27,693	2009
	13.103549	8.673279	-33.81%	599	2008
	12.098298	13.103549	8.31%	600	2007
	10.995042	12.098298	10.03%	600	2006
	10.000000	10.995042	9.95%	601	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.302910	10.728285	29.21%	0	2009
	13.633841	8.302910	-39.10%	0	2008
	12.461790	13.633841	9.41%	0	2007
	11.203073	12.461790	11.24%	0	2006
	10.000000	11.203073	12.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.470654	16.640359	33.44%	19,649	2009
	22.092384	12.470654	-43.55%	23,699	2008
	19.121951	22.092384	15.53%	29,170	2007
	17.420820	19.121951	9.76%	24,508	2006
	15.161375	17.420820	14.90%	26,739	2005
	13.366029	15.161375	13.43%	20,248	2004
	10.000000	13.366029	33.66%	7,100	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.901301	14.392471	45.36%	9,698	2009
	22.047199	9.901301	-55.09%	7,899	2008
	15.369624	22.047199	43.45%	7,759	2007
	13.379879	15.369624	14.87%	1,084	2006
	10.000000	13.379879	33.80%	1,508	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.366212	13.262061	27.94%	18,638	2009
	18.403288	10.366212	-43.67%	17,629	2008
	18.450310	18.403288	-0.25%	20,399	2007
	15.617957	18.450310	18.14%	21,436	2006
	15.018503	15.617957	3.99%	22,389	2005
	13.707361	15.018503	9.57%	21,421	2004
	10.000000	13.707361	37.07%	4,791	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.936715	12.524797	26.05%	4,350	2009
	19.146049	9.936715	-48.10%	5,625	2008
	15.347522	19.146049	24.75%	7,772	2007
	14.619738	15.347522	4.98%	8,143	2006
	14.067646	14.619738	3.92%	8,416	2005
	13.849434	14.067646	1.58%	8,104	2004
	10.000000	13.849434	38.49%	629	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.612749	12.070664	13.74%	60,881	2009
	11.160695	10.612749	-4.91%	57,969	2008
	10.886936	11.160695	2.51%	42,840	2007
	10.613244	10.886936	2.58%	20,190	2006
	10.574067	10.613244	0.37%	13,536	2005
	10.303396	10.574067	2.63%	9,524	2004
	10.000000	10.303396	3.03%	1,494	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.311304	21.076944	37.66%	7,773	2009
	25.739378	15.311304	-40.51%	14,540	2008
	22.658101	25.739378	13.60%	17,887	2007
	20.464047	22.658101	10.72%	14,950	2006
	17.603288	20.464047	16.25%	13,360	2005
	14.336397	17.603288	22.79%	12,777	2004
	10.000000	14.336397	43.36%	4,484	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.262765	17.732455	24.33%	920	2009
	25.839336	14.262765	-44.80%	920	2008
	22.412859	25.839336	15.29%	920	2007
	19.319603	22.412859	16.01%	921	2006
	16.511591	19.319603	17.01%	921	2005
	14.793419	16.511591	11.61%	921	2004
	10.000000	14.793419	47.93%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.523725	11.838648	24.31%	8,394	2009
	17.249366	9.523725	-44.79%	8,337	2008
	14.961066	17.249366	15.30%	8,288	2007
	12.891829	14.961066	16.05%	8,481	2006
	11.021859	12.891829	16.97%	6,523	2005
	10.000000	11.021859	10.22%	2,147	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.718880	16.592308	54.80%	67	2009
	22.339573	10.718880	-52.02%	68	2008
	21.511165	22.339573	3.85%	602	2007
	18.824378	21.511165	14.27%	766	2006
	18.657454	18.824378	0.89%	810	2005
	16.638834	18.657454	12.13%	905	2004
	10.000000	16.638834	66.39%	557	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.862729	10.501643	33.56%	19,073	2009
	11.347958	7.862729	-30.71%	23,245	2008
	11.104529	11.347958	2.19%	18,978	2007
	10.000000	11.104529	11.05%	1,725	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.654333	13.470559	15.58%	16,275	2009
	16.230465	11.654333	-28.19%	25,145	2008
	16.934138	16.230465	-4.16%	29,923	2007
	14.677976	16.934138	15.37%	32,876	2006
	14.407223	14.677976	1.88%	34,826	2005
	13.177260	14.407223	9.33%	28,775	2004
	10.000000	13.177260	31.77%	9,383	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.748819	17.491065	27.22%	11,423	2009
	20.838949	13.748819	-34.02%	689	2008
	21.673902	20.838949	-3.85%	1,090	2007
	18.809032	21.673902	15.23%	1,679	2006
	17.555543	18.809032	7.14%	2,098	2005
	14.402664	17.555543	21.89%	1,127	2004
	10.000000	14.402664	44.03%	247	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.589253	8.453884	28.30%	11,844	2009
	10.000000	6.589253	-34.11%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.457058	16.081316	70.05%	8,088	2009
	20.286847	9.457058	-53.38%	7,977	2008
	16.004509	20.286847	26.76%	7,972	2007
	12.676816	16.004509	26.25%	1,146	2006
	10.000000	12.676816	26.77%	159	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.931292	18.805431	34.99%	973	2009
	23.722483	13.931292	-41.27%	973	2008
	20.861110	23.722483	13.72%	973	2007
	17.438189	20.861110	19.63%	974	2006
	16.068940	17.438189	8.52%	974	2005
	13.763401	16.068940	16.75%	974	2004
	10.000000	13.763401	37.63%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.973038	13.477507	35.14%	3,270	2009
	16.986332	9.973038	-41.29%	27,664	2008
	14.938890	16.986332	13.71%	14,904	2007
	12.486051	14.938890	19.64%	7,419	2006
	11.509431	12.486051	8.49%	7,356	2005
	10.000000	11.509431	15.09%	1,552	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.440136	14.543311	16.91%	14,338	2009
	11.891510	12.440136	4.61%	13,979	2008
	10.873883	11.891510	9.36%	12,429	2007
	9.782619	10.873883	11.16%	1,357	2006
	10.000000	9.782619	-2.17%	1,357	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.717490	11.554805	18.91%	261	2009
	17.195532	9.717490	-43.49%	994	2008
	15.625489	17.195532	10.05%	997	2007
	14.956719	15.625489	4.47%	1,508	2006
	13.984209	14.956719	6.95%	1,894	2005
	13.351626	13.984209	4.74%	1,513	2004
	10.000000	13.351626	33.52%	787	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.071955	15.485271	39.86%	1,452	2009
	21.260802	11.071955	-47.92%	1,452	2008
	19.526618	21.260802	8.88%	1,552	2007
	17.051255	19.526618	14.52%	1,902	2006
	15.842196	17.051255	7.63%	1,540	2005
	13.952921	15.842196	13.54%	1,068	2004
	10.000000	13.952921	39.53%	1,030	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.845474	18.45%	5,646	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.741602	15.761251	23.70%	3,704	2009
	15.410684	12.741602	-17.32%	3,732	2008
	14.187133	15.410684	8.62%	4,393	2007
	13.044049	14.187133	8.76%	4,472	2006
	12.299857	13.044049	6.05%	4,472	2005
	11.530862	12.299857	6.67%	5,242	2004
	10.000000	11.530862	15.31%	3,090	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.742191	18.326532	43.83%	1,120	2009
	23.229688	12.742191	-45.15%	443	2008
	17.261496	23.229688	34.58%	448	2007
	16.059602	17.261496	7.48%	0	2006
	14.484651	16.059602	10.87%	0	2005
	12.465371	14.484651	16.20%	0	2004
	10.000000	12.465371	24.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.700146	22.401431	76.39%	7,506	2009
	26.980652	12.700146	-52.93%	10,193	2008
	21.389021	26.980652	26.14%	6,643	2007
	14.801813	21.389021	44.50%	2,413	2006
	11.382164	14.801813	30.04%	0	2005
	10.000000	11.382164	13.82%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.748459	33.069771	76.39%	0	2009
	39.845727	18.748459	-52.95%	0	2008
	31.601309	39.845727	26.09%	0	2007
	21.878975	31.601309	44.44%	0	2006
	16.834176	21.878975	29.97%	0	2005
	14.399651	16.834176	16.91%	0	2004
	10.000000	14.399651	44.00%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.981444	13.675509	37.01%	5,644	2009
	16.080133	9.981444	-37.93%	6,267	2008
	14.705122	16.080133	9.35%	8,420	2007
	13.912238	14.705122	5.70%	10,162	2006
	13.550739	13.912238	2.67%	9,263	2005
	12.622915	13.550739	7.35%	6,505	2004
	10.000000	12.622915	26.23%	3,574	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.961686	15.633669	20.61%	24,134	2009
	19.565668	12.961686	-33.75%	3,252	2008
	18.463204	19.565668	5.97%	4,564	2007
	15.554069	18.463204	18.70%	5,474	2006
	14.831129	15.554069	4.87%	4,682	2005
	13.112910	14.831129	13.10%	3,411	2004
	10.000000	13.112910	31.13%	894	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.802545	10.892065	23.74%	0	2009
	12.600347	8.802545	-31.41%	0	2008
	11.968569	12.600347	5.28%	7,032	2007
	11.003748	11.968569	8.77%	7,032	2006
	10.741599	11.003748	2.44%	7,032	2005
	10.000000	10.741599	7.42%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.015480	10.063733	11.63%	23,068	2009
	10.572577	9.015480	-14.73%	51,091	2008
	10.245588	10.572577	3.19%	44,203	2007
	9.981752	10.245588	2.64%	34,635	2006
	9.989171	9.981752	-0.07%	23,827	2005
	10.062877	9.989171	-0.73%	22,026	2004
	10.000000	10.062877	0.63%	8,661	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.266799	11.204734	20.91%	46	2009
	15.543881	9.266799	-40.38%	46	2008
	15.701067	15.543881	-1.00%	46	2007
	15.144158	15.701067	3.68%	1,266	2006
	14.941199	15.144158	1.36%	1,287	2005
	13.558368	14.941199	10.20%	1,302	2004
	10.000000	13.558368	35.58%	168	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.187919	13.188779	29.46%	0	2009
	17.080312	10.187919	-40.35%	0	2008
	16.114937	17.080312	5.99%	25,579	2007
	14.388098	16.114937	12.00%	10,679	2006
	13.669252	14.388098	5.26%	891	2005
	12.250550	13.669252	11.58%	515	2004
	10.000000	12.250550	22.51%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.304382	13.04%	203	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.425615	24.26%	111	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.557697	9.187384	21.56%	150,113	2009
	10.926297	7.557697	-30.83%	65,272	2008
	10.451726	10.926297	4.54%	55,099	2007
	10.000000	10.451726	4.52%	31,564	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.395078	10.378523	10.47%	55,917	2009
	10.582931	9.395078	-11.22%	26,905	2008
	10.433824	10.582931	1.43%	12,876	2007
	10.000000	10.433824	4.34%	3,009	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.307804	10.192912	39.48%	6,524	2009
	12.090799	7.307804	-39.56%	8,113	2008
	10.734006	12.090799	12.64%	4,248	2007
	10.000000	10.734006	7.34%	1,833	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.213995	8.494561	36.70%	23,098	2009
	11.308815	6.213995	-45.05%	29,865	2008
	10.261053	11.308815	10.21%	16,006	2007
	10.000000	10.261053	2.61%	2,766	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.974146	7.690526	28.73%	77,382	2009
	9.792857	5.974146	-38.99%	26,597	2008
	10.000000	9.792857	-2.07%	10,010	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.242829	14.730201	43.81%	419	2009
	14.440825	10.242829	-29.07%	419	2008
	14.216296	14.440825	1.58%	419	2007
	13.048580	14.216296	8.95%	634	2006
	12.938758	13.048580	0.85%	634	2005
	11.931120	12.938758	8.45%	1,087	2004
	10.000000	11.931120	19.31%	186	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.181762	11.772757	43.89%	1,210	2009
	11.552447	8.181762	-29.18%	1,733	2008
	11.369143	11.552447	1.61%	1,788	2007
	10.435727	11.369143	8.94%	1,674	2006
	10.000000	10.435727	4.36%	911	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.452556	6.952510	27.51%	1,068	2009
	10.000000	5.452556	-45.47%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.282433	32.82%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.102388	7.687700	50.67%	0	2009
	10.000000	5.102388	-48.98%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.114345	7.905921	29.30%	47,919	2009
	10.000000	6.114345	-38.86%	55,121	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.348539	8.079041	27.26%	0	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.908776	9.334244	18.02%	76,666	2009
	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.187575	8.790510	22.30%	245,261	2009
	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.057536	10.083319	11.33%	113,121	2009
	10.000000	9.057536	-9.42%	69,267	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.544912	9.062813	20.12%	161,815	2009
	10.000000	7.544912	-24.55%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.824993	8.509389	24.68%	7,132	2009
	10.000000	6.824993	-31.75%	7,190	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.288260	9.607347	15.92%	3,024	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.823684	10.507651	6.96%	20,131	2009
	10.000000	9.823684	-1.76%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.829489	11.273445	14.69%	0	2009
	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.543325	33.001367	60.64%	0	2009
	49.576391	20.543325	-58.56%	0	2008
	34.668051	49.576391	43.00%	365	2007
	25.818435	34.668051	34.28%	365	2006
	19.806685	25.818435	30.35%	365	2005
	16.696081	19.806685	18.63%	365	2004
	10.000000	16.696081	66.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.253178	19.683842	60.64%	713	2009
	29.523513	12.253178	-58.50%	603	2008
	20.608665	29.523513	43.26%	1,807	2007
	15.320839	20.608665	34.51%	2,427	2006
	11.739471	15.320839	30.51%	1,900	2005
	10.000000	11.739471	17.39%	843	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.871712	12.008019	1.15%	38,691	2009
	11.188756	11.871712	6.10%	45,775	2008
	10.601174	11.188756	5.54%	35,510	2007
	10.414200	10.601174	1.80%	22,354	2006
	10.238215	10.414200	1.72%	11,762	2005
	10.065763	10.238215	1.71%	11,912	2004
	10.000000	10.065763	0.66%	5,899	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.554722	8.303543	26.68%	0	2009
	11.693487	6.554722	-43.95%	0	2008
	10.853520	11.693487	7.74%	0	2007
	10.000000	10.853520	8.54%	177	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.260523	15.362132	25.30%	101,112	2009
	19.708994	12.260523	-37.79%	101,736	2008
	18.885516	19.708994	4.36%	88,632	2007
	16.405054	18.885516	15.12%	89,478	2006
	15.430298	16.405054	6.32%	93,309	2005
	13.738255	15.430298	12.32%	15,665	2004
	10.000000	13.738255	37.38%	8,799	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.523426	15.23%	3,615	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.082047	20.82%	3,267	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.326919	12.170590	7.45%	35,213	2009
	12.236402	11.326919	-7.43%	13,384	2008
	11.789358	12.236402	3.79%	12,250	2007
	11.273492	11.789358	4.58%	15,437	2006
	11.078342	11.273492	1.76%	16,287	2005
	10.747049	11.078342	3.08%	16,957	2004
	10.000000	10.747049	7.47%	6,919	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.824394	13.875751	17.35%	258,220	2009
	15.630125	11.824394	-24.35%	261,505	2008
	15.019422	15.630125	4.07%	292,231	2007
	13.692941	15.019422	9.69%	277,081	2006
	13.195663	13.692941	3.77%	223,463	2005
	12.230307	13.195663	7.89%	211,122	2004
	10.000000	12.230307	22.30%	133,870	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.130524	14.863119	22.53%	158,167	2009
	17.950280	12.130524	-32.42%	151,693	2008
	17.169154	17.950280	4.55%	144,890	2007
	15.217195	17.169154	12.83%	134,934	2006
	14.427898	15.217195	5.47%	177,893	2005
	13.067345	14.427898	10.41%	131,962	2004
	10.000000	13.067345	30.67%	59,440	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.604444	13.094807	12.84%	85,977	2009
	13.867459	11.604444	-16.32%	80,242	2008
	13.300458	13.867459	4.26%	222,891	2007
	12.453507	13.300458	6.80%	224,020	2006
	12.099836	12.453507	2.92%	191,970	2005
	11.463419	12.099836	5.55%	25,416	2004
	10.000000	11.463419	14.63%	8,396	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.943537	17.435491	34.70%	3,085	2009
	20.682540	12.943537	-37.42%	1,870	2008
	19.523333	20.682540	5.94%	2,996	2007
	18.036183	19.523333	8.25%	2,907	2006
	16.333804	18.036183	10.42%	3,439	2005
	14.328349	16.333804	14.00%	3,465	2004
	10.000000	14.328349	43.28%	2,916	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.639112	10.483924	-1.46%	84,883	2009
	10.583772	10.639112	0.52%	60,598	2008
	10.254373	10.583772	3.21%	26,054	2007
	9.958934	10.254373	2.97%	47,820	2006
	9.847439	9.958934	1.13%	19,106	2005
	9.916936	9.847439	-0.70%	4,709	2004
	10.000000	9.916936	-0.83%	831	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.001778	12.253659	22.51%	2,087	2009
	12.276967	10.001778	-18.53%	1,677	2008
	11.913924	12.276967	3.05%	1,677	2007
	11.536687	11.913924	3.27%	1,911	2006
	11.461997	11.536687	0.65%	2,207	2005
	10.922848	11.461997	4.94%	1,912	2004
	10.000000	10.922848	9.23%	680	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.062787	8.128145	34.07%	45,746	2009
	10.000000	6.062787	-39.37%	47,512	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.516747	14.691447	27.57%	0	2009
	21.846587	11.516747	-47.28%	0	2008
	21.596200	21.846587	1.16%	0	2007
	17.911539	21.596200	20.57%	0	2006
	16.266338	17.911539	10.11%	0	2005
	13.761705	16.266338	18.20%	0	2004
	10.000000	13.761705	37.62%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.127209	10.366189	27.55%	12,878	2009
	15.408976	8.127209	-47.26%	28,483	2008
	15.233886	15.408976	1.15%	29,223	2007
	12.634324	15.233886	20.58%	19,879	2006
	11.472337	12.634324	10.13%	5,361	2005
	10.000000	11.472337	14.72%	1,789	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.296627	8.022668	27.41%	30,988	2009
	10.000000	6.296627	-37.03%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.284757	7.887411	25.50%	7,214	2009
	10.000000	6.284757	-37.15%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.207089	7.746878	24.81%	42,696	2009
	10.000000	6.207089	-37.93%	18,040	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.689909	8.597378	28.51%	24,570	2009
	10.000000	6.689909	-33.10%	34,887	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.377241	11.747672	25.28%	1,764	2009
	17.807128	9.377241	-47.34%	2,410	2008
	16.511159	17.807128	7.85%	2,490	2007
	16.276050	16.511159	1.44%	1,571	2006
	15.336796	16.276050	6.12%	974	2005
	13.758533	15.336796	11.47%	974	2004
	10.000000	13.758533	37.59%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.720947	17.010167	23.97%	564	2009
	20.576528	13.720947	-33.32%	1,269	2008
	22.519622	20.576528	-8.63%	1,528	2007
	19.523677	22.519622	15.35%	1,515	2006
	19.283784	19.523677	1.24%	1,939	2005
	16.733305	19.283784	15.24%	749	2004
	10.000000	16.733305	67.33%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.700907	16.817669	32.41%	6,398	2009
	20.917473	12.700907	-39.28%	9,441	2008
	20.842898	20.917473	0.36%	6,637	2007
	18.934269	20.842898	10.08%	5,105	2006
	17.161314	18.934269	10.33%	3,208	2005
	14.667440	17.161314	17.00%	1,701	2004
	10.000000	14.667440	46.67%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.204910	12.620735	23.67%	30,716	2009
	17.744200	10.204910	-42.49%	36,583	2008
	16.697857	17.744200	6.27%	21,230	2007
	14.948217	16.697857	11.70%	9,101	2006
	14.177151	14.948217	5.44%	0	2005
	13.140251	14.177151	7.89%	0	2004
	10.000000	13.140251	31.40%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.576620	7.169085	28.56%	848	2009
	10.000000	5.576620	-44.23%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.843634	10.385334	5.50%	5,177	2009
	10.000000	9.843634	-1.56%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.907173	29.07%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.903630	29.04%	35,271	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.869643	13.733204	26.34%	9,462	2009
	17.577757	10.869643	-38.16%	15,478	2008
	18.324603	17.577757	-4.08%	22,575	2007
	16.098052	18.324603	13.83%	17,234	2006
	15.721293	16.098052	2.40%	15,826	2005
	13.631643	15.721293	15.33%	8,321	2004
	10.000000	13.631643	36.32%	749	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.429104	13.388392	41.99%	3,760	2009
	17.617412	9.429104	-46.48%	3,730	2008
	15.709898	17.617412	12.14%	6,294	2007
	14.810791	15.709898	6.07%	8,237	2006
	14.338489	14.810791	3.29%	10,327	2005
	13.653538	14.338489	5.02%	10,976	2004
	10.000000	13.653538	36.54%	5,785	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.190974	12.618246	37.29%	18,977	2009
	15.642402	9.190974	-41.24%	23,989	2008
	14.974661	15.642402	4.46%	26,880	2007
	12.949029	14.974661	15.64%	18,226	2006
	11.526477	12.949029	12.34%	19,779	2005
	10.000000	11.526477	15.26%	14,341	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.138865	19.407591	37.26%	1,722	2009
	24.056933	14.138865	-41.23%	1,722	2008
	23.025091	24.056933	4.48%	2,127	2007
	19.916503	23.025091	15.61%	2,127	2006
	17.726536	19.916503	12.35%	2,128	2005
	15.138497	17.726536	17.10%	2,128	2004
	10.000000	15.138497	51.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.010477	2.503456	24.52%	3,260	2009
	9.551892	2.010477	-78.95%	2,967	2008
	10.000000	9.551892	-4.48%	265	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.899270	3.596868	24.06%	204	2009
	13.737757	2.899270	-78.90%	205	2008
	14.013823	13.737757	-1.97%	1,226	2007
	13.024940	14.013823	7.59%	1,413	2006
	12.962824	13.024940	0.48%	1,571	2005
	12.103355	12.962824	7.10%	39	2004
	10.000000	12.103355	21.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.293674	12.977665	26.07%	32,458	2009
	17.027853	10.293674	-39.55%	36,190	2008
	16.599446	17.027853	2.58%	26,968	2007
	14.684344	16.599446	13.04%	19,764	2006
	14.097983	14.684344	4.16%	10,841	2005
	13.113389	14.097983	7.51%	9,009	2004
	10.000000	13.113389	31.13%	3,760	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.843339	17.316587	34.83%	0	2009
	21.032409	12.843339	-38.94%	9,529	2008
	21.655942	21.032409	-2.88%	4,438	2007
	19.174248	21.655942	12.94%	1,878	2006
	17.741782	19.174248	8.07%	106	2005
	15.113211	17.741782	17.39%	10	2004
	10.000000	15.113211	51.13%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.856139	8.56%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.935503	9.36%	14,122	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.903096	11.383923	27.86%	2,118	2009
	14.744659	8.903096	-39.62%	2,236	2008
	15.932624	14.744659	-7.46%	2,937	2007
	13.954292	15.932624	14.18%	3,981	2006
	13.462337	13.954292	3.65%	4,241	2005
	12.300530	13.462337	9.45%	3,073	2004
	10.000000	12.300530	23.01%	2,597	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.880985	14.585568	22.76%	397	2009
	21.521013	11.880985	-44.79%	842	2008
	20.163472	21.521013	6.73%	843	2007
	16.027022	20.163472	25.81%	843	2006
	14.501533	16.027022	10.52%	843	2005
	12.670326	14.501533	14.45%	844	2004
	10.000000	12.670326	26.70%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.461847	13.660698	61.44%	940	2009
	13.643309	8.461847	-37.98%	1,010	2008
	13.127530	13.643309	3.93%	2,224	2007
	12.639856	13.127530	3.86%	2,465	2006
	12.140643	12.639856	4.11%	2,965	2005
	11.734923	12.140643	3.46%	2,173	2004
	10.000000	11.734923	17.35%	1,705	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.550156	10.544942	39.67%	132	2009
	13.366098	7.550156	-43.51%	23,412	2008
	12.064049	13.366098	10.79%	7,231	2007
	11.202220	12.064049	7.69%	26	2006
	10.000000	11.202220	12.02%	26	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.840453	9.672940	23.37%	14,565	2009
	12.489431	7.840453	-37.22%	13,330	2008
	12.307765	12.489431	1.48%	383	2007
	10.530866	12.307765	16.87%	564	2006
	10.000000	10.530866	5.31%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.896836	10.662845	7.74%	942	2009
	11.220751	9.896836	-11.80%	20,373	2008
	10.827538	11.220751	3.63%	20,464	2007
	10.614013	10.827538	2.01%	9,921	2006
	10.367358	10.614013	2.38%	686	2005
	10.113318	10.367358	2.51%	558	2004
	10.000000	10.113318	1.13%	19	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.436666	18.502313	28.16%	1,658	2009
	17.238977	14.436666	-16.26%	1,658	2008
	16.450955	17.238977	4.79%	1,658	2007
	15.072436	16.450955	9.15%	1,658	2006
	13.645353	15.072436	10.46%	1,658	2005
	12.584719	13.645353	8.43%	1,658	2004
	10.000000	12.584719	25.85%	669	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.789620	12.252256	25.16%	0	2009
	15.996172	9.789620	-38.80%	5,210	2008
	14.771055	15.996172	8.29%	5,822	2007
	13.190731	14.771055	11.98%	5,823	2006
	12.313992	13.190731	7.12%	6,033	2005
	11.399623	12.313992	8.02%	6,034	2004
	10.000000	11.399623	14.00%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.628260	9.812321	13.72%	0	2009
	12.357648	8.628260	-30.18%	0	2008
	11.661103	12.357648	5.97%	0	2007
	10.556655	11.661103	10.46%	0	2006
	10.207880	10.556655	3.42%	0	2005
	10.000000	10.207880	2.08%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.733594	9.509684	41.23%	0	2009
	11.205509	6.733594	-39.91%	0	2008
	10.572300	11.205509	5.99%	0	2007
	10.486663	10.572300	0.82%	0	2006
	10.071767	10.486663	4.12%	0	2005
	10.000000	10.071767	0.72%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.724323	13.117389	50.35%	366	2009
	15.121089	8.724323	-42.30%	0	2008
	13.489596	15.121089	12.09%	0	2007
	11.156093	13.489596	20.92%	0	2006
	10.660033	11.156093	4.65%	0	2005
	10.000000	10.660033	6.60%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.875668	11.997430	10.31%	0	2009
	10.783485	10.875668	0.85%	0	2008
	10.310262	10.783485	4.59%	0	2007
	10.082063	10.310262	2.26%	0	2006
	10.044586	10.082063	0.37%	0	2005
	10.000000	10.044586	0.45%	0	2004*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.698858	12.676384	18.48%	1,383	2009
	18.324774	10.698858	-41.62%	6,079	2008
	17.752066	18.324774	3.23%	8,995	2007
	15.412996	17.752066	15.18%	10,999	2006
	14.967070	15.412996	2.98%	11,776	2005
	13.668790	14.967070	9.50%	12,252	2004
	10.000000	13.668790	36.69%	4,131	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.924190	18.151577	40.45%	0	2009
	20.431924	12.924190	-36.75%	0	2008
	20.443104	20.431924	-0.05%	486	2007
	18.181920	20.443104	12.44%	529	2006
	17.318860	18.181920	4.98%	998	2005
	14.773508	17.318860	17.23%	1,711	2004
	10.000000	14.773508	47.74%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.311836	12.274076	8.51%	9,155	2009
	11.675414	11.311836	-3.11%	4,960	2008
	10.831848	11.675414	7.79%	7,278	2007
	10.830006	10.831848	0.02%	16,068	2006
	10.830792	10.830006	-0.01%	19,074	2005
	10.397160	10.830792	4.17%	12,451	2004
	10.000000	10.397160	3.97%	5,455	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.109645	12.881446	15.95%	9,378	2009
	17.289181	11.109645	-35.74%	9,862	2008
	17.639354	17.289181	-1.99%	10,915	2007
	15.337483	17.639354	15.01%	10,902	2006
	14.904956	15.337483	2.90%	11,429	2005
	13.448505	14.904956	10.83%	11,722	2004
	10.000000	13.448505	34.49%	6,003	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.455818	12.083621	27.79%	106	2009
	12.723210	9.455818	-25.68%	4,387	2008
	13.245918	12.723210	-3.95%	5,655	2007
	11.190493	13.245918	18.37%	8,980	2006
	10.000000	11.190493	11.90%	1,792	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.338621	14.543153	17.87%	3,409	2009
	17.122646	12.338621	-27.94%	2,001	2008
	18.368970	17.122646	-6.78%	4,921	2007
	15.749395	18.368970	16.63%	11,990	2006
	15.256055	15.749395	3.23%	12,721	2005
	13.572423	15.256055	12.40%	10,452	2004
	10.000000	13.572423	35.72%	3,254	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.051594	20.52%	9,769	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.808480	16.996631	23.09%	684	2009
	20.302551	13.808480	-31.99%	699	2008
	20.759940	20.302551	-2.20%	940	2007
	18.429940	20.759940	12.64%	819	2006
	17.456555	18.429940	5.58%	1,178	2005
	14.547569	17.456555	20.00%	1,950	2004
	10.000000	14.547569	45.48%	1,575	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.738206	13.325154	24.09%	21,146	2009
	17.402119	10.738206	-38.29%	32,726	2008
	16.837179	17.402119	3.36%	37,371	2007
	14.844276	16.837179	13.43%	42,740	2006
	14.437205	14.844276	2.82%	33,064	2005
	13.288744	14.437205	8.64%	70,221	2004
	10.000000	13.288744	32.89%	8,445	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.147858	13.414718	20.33%	0	2009
	16.112569	11.147858	-30.81%	0	2008
	15.318047	16.112569	5.19%	0	2007
	13.388549	15.318047	14.41%	0	2006
	13.060934	13.388549	2.51%	0	2005
	12.659360	13.060934	3.17%	0	2004
	10.000000	12.659360	26.59%	23	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.531866	10.563674	23.81%	0	2009
	13.926800	8.531866	-38.74%	0	2008
	15.946000	13.926800	-12.66%	0	2007
	15.645527	15.946000	1.92%	0	2006
	15.054647	15.645527	3.92%	0	2005
	13.770609	15.054647	9.32%	0	2004
	10.000000	13.770609	37.71%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.648071	12.988780	11.51%	6,275	2009
	16.822451	11.648071	-30.76%	6,608	2008
	15.586008	16.822451	7.93%	7,029	2007
	13.672848	15.586008	13.99%	7,560	2006
	13.655998	13.672848	0.12%	13,065	2005
	12.950240	13.655998	5.45%	13,608	2004
	10.000000	12.950240	29.50%	11,080	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.981989	11.808077	18.29%	27,265	2009
	10.967524	9.981989	-8.99%	5,128	2008
	10.596449	10.967524	3.50%	7,635	2007
	10.356857	10.596449	2.31%	7,718	2006
	10.416653	10.356857	-0.57%	12,420	2005
	10.240682	10.416653	1.72%	14,381	2004
	10.000000	10.240682	2.41%	5,596	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.064247	11.061456	22.03%	0	2009
	12.303731	9.064247	-26.33%	0	2008
	11.527587	12.303731	6.73%	0	2007
	10.684933	11.527587	7.89%	0	2006
	10.000000	10.684933	6.85%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.657156	10.956123	26.56%	7,572	2009
	13.085837	8.657156	-33.84%	7,572	2008
	12.088109	13.085837	8.25%	0	2007
	10.991345	12.088109	9.98%	0	2006
	10.000000	10.991345	9.91%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.287473	10.702903	29.15%	0	2009
	13.615422	8.287473	-39.13%	0	2008
	12.451308	13.615422	9.35%	0	2007
	11.199314	12.451308	11.18%	0	2006
	10.000000	11.199314	11.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.433522	16.582405	33.37%	24,070	2009
	22.037817	12.433522	-43.58%	18,508	2008
	19.084463	22.037817	15.48%	29,096	2007
	17.395451	19.084463	9.71%	20,851	2006
	15.146949	17.395451	14.84%	32,155	2005
	13.360088	15.146949	13.37%	24,042	2004
	10.000000	13.360088	33.60%	9,398	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.882871	14.358399	45.29%	10,882	2009
	22.017380	9.882871	-55.11%	4,815	2008
	15.356683	22.017380	43.37%	3,320	2007
	13.375380	15.356683	14.81%	2,118	2006
	10.000000	13.375380	33.75%	1,633	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.335319	13.215817	27.87%	11,220	2009
	18.357799	10.335319	-43.70%	15,603	2008
	18.414103	18.357799	-0.31%	34,458	2007
	15.595190	18.414103	18.08%	31,687	2006
	15.004214	15.595190	3.94%	32,285	2005
	13.701281	15.004214	9.51%	31,136	2004
	10.000000	13.701281	37.01%	11,579	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.907071	12.481090	25.98%	974	2009
	19.098667	9.907071	-48.13%	975	2008
	15.317352	19.098667	24.69%	989	2007
	14.598405	15.317352	4.92%	2,053	2006
	14.054233	14.598405	3.87%	3,001	2005
	13.843267	14.054233	1.52%	3,485	2004
	10.000000	13.843267	38.43%	1,325	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.581133	12.028607	13.68%	7,432	2009
	11.133097	10.581133	-4.96%	4,039	2008
	10.865552	11.133097	2.46%	8,401	2007
	10.597769	10.865552	2.53%	9,858	2006
	10.563999	10.597769	0.32%	18,670	2005
	10.298811	10.563999	2.57%	20,307	2004
	10.000000	10.298811	2.99%	10,015	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.265689	21.003506	37.59%	29,308	2009
	25.675775	15.265689	-40.54%	23,099	2008
	22.613645	25.675775	13.54%	30,344	2007
	20.434234	22.613645	10.67%	27,697	2006
	17.586538	20.434234	16.19%	28,475	2005
	14.330025	17.586538	22.73%	23,943	2004
	10.000000	14.330025	43.30%	7,041	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.220278	17.670650	24.26%	1,637	2009
	25.775483	14.220278	-44.83%	1,637	2008
	22.368891	25.775483	15.23%	1,638	2007
	19.291470	22.368891	15.95%	2,846	2006
	16.495894	19.291470	16.95%	2,859	2005
	14.786862	16.495894	11.56%	2,859	2004
	10.000000	14.786862	47.87%	1,507	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.501199	11.804647	24.24%	1,643	2009
	17.217332	9.501199	-44.82%	1,643	2008
	14.940911	17.217332	15.24%	3,488	2007
	12.880975	14.940911	15.99%	1,876	2006
	11.018158	12.880975	16.91%	1,438	2005
	10.000000	11.018158	10.18%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.686945	16.534477	54.72%	1,458	2009
	22.284385	10.686945	-52.04%	1,458	2008
	21.468976	22.284385	3.80%	1,458	2007
	18.796976	21.468976	14.22%	1,321	2006
	18.639733	18.796976	0.84%	4,070	2005
	16.631467	18.639733	12.08%	4,693	2004
	10.000000	16.631467	66.31%	3,117	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.852078	10.482089	33.49%	47,225	2009
	11.338348	7.852078	-30.75%	8,447	2008
	11.100789	11.338348	2.14%	7,690	2007
	10.000000	11.100789	11.01%	4,051	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.619602	13.423611	15.53%	15,543	2009
	16.190329	11.619602	-28.23%	20,286	2008
	16.900889	16.190329	-4.20%	26,442	2007
	14.656581	16.900889	15.31%	30,210	2006
	14.393506	14.656581	1.83%	32,933	2005
	13.171406	14.393506	9.28%	33,365	2004
	10.000000	13.171406	31.71%	13,377	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.707856	17.430098	27.15%	9,345	2009
	20.787438	13.707856	-34.06%	9,557	2008
	21.631374	20.787438	-3.90%	13,287	2007
	18.781634	21.631374	15.17%	13,218	2006
	17.538843	18.781634	7.09%	13,108	2005
	14.396268	17.538843	21.83%	11,572	2004
	10.000000	14.396268	43.96%	2,192	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.587021	8.446738	28.23%	5,443	2009
	10.000000	6.587021	-34.13%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.439464	16.043260	69.96%	141	2009
	20.259418	9.439464	-53.41%	141	2008
	15.991030	20.259418	26.69%	1,478	2007
	12.672560	15.991030	26.19%	4,288	2006
	10.000000	12.672560	26.73%	3,655	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.889792	18.739899	34.92%	7,036	2009
	23.663871	13.889792	-41.30%	7,343	2008
	20.820180	23.663871	13.66%	8,299	2007
	17.412784	20.820180	19.57%	8,311	2006
	16.053650	17.412784	8.47%	13,312	2005
	13.757275	16.053650	16.69%	13,792	2004
	10.000000	13.757275	37.57%	9,074	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.949452	13.438818	35.07%	4,193	2009
	16.954786	9.949452	-41.32%	4,956	2008
	14.918765	16.954786	13.65%	7,814	2007
	12.475534	14.918765	19.58%	8,061	2006
	11.505560	12.475534	8.43%	8,969	2005
	10.000000	11.505560	15.06%	4,257	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.417013	14.508909	16.85%	17,573	2009
	11.875430	12.417013	4.56%	10,060	2008
	10.864726	11.875430	9.30%	4,786	2007
	9.779318	10.864726	11.10%	322	2006
	10.000000	9.779318	-2.21%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.688525	11.514531	18.85%	674	2009
	17.153018	9.688525	-43.52%	675	2008
	15.594825	17.153018	9.99%	1,501	2007
	14.934929	15.594825	4.42%	1,803	2006
	13.970911	14.934929	6.90%	2,026	2005
	13.345701	13.970911	4.68%	2,331	2004
	10.000000	13.345701	33.46%	1,888	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.038967	15.431303	39.79%	587	2009
	21.208266	11.038967	-47.95%	587	2008
	19.488316	21.208266	8.83%	382	2007
	17.026419	19.488316	14.46%	480	2006
	15.827142	17.026419	7.58%	553	2005
	13.946733	15.827142	13.48%	652	2004
	10.000000	13.946733	39.47%	652	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.841463	18.41%	2,033	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.703647	15.706334	23.64%	4,550	2009
	15.372591	12.703647	-17.36%	2,629	2008
	14.159291	15.372591	8.57%	3,207	2007
	13.025049	14.159291	8.71%	2,910	2006
	12.288153	13.025049	6.00%	2,910	2005
	11.525739	12.288153	6.61%	2,910	2004
	10.000000	11.525739	15.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.704206	18.262625	43.75%	19,002	2009
	23.172237	12.704206	-45.17%	5,029	2008
	17.227590	23.172237	34.51%	2,834	2007
	16.036194	17.227590	7.43%	6,425	2006
	14.470859	16.036194	10.82%	6,325	2005
	12.459834	14.470859	16.14%	2,909	2004
	10.000000	12.459834	24.60%	3,454	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.670116	22.337134	76.30%	16,732	2009
	26.930569	12.670116	-52.95%	4,981	2008
	21.360209	26.930569	26.08%	14,395	2007
	14.789354	21.360209	44.43%	14,173	2006
	11.378339	14.789354	29.98%	4,606	2005
	10.000000	11.378339	13.78%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.692597	32.954500	76.30%	328	2009
	39.747268	18.692597	-52.97%	328	2008
	31.539310	39.747268	26.02%	329	2007
	21.847110	31.539310	44.36%	329	2006
	16.818162	21.847110	29.90%	329	2005
	14.393258	16.818162	16.85%	329	2004
	10.000000	14.393258	43.93%	52	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.951723	13.627874	36.94%	1,632	2009
	16.040411	9.951723	-37.96%	2,590	2008
	14.676279	16.040411	9.29%	3,519	2007
	13.891974	14.676279	5.65%	7,285	2006
	13.537857	13.891974	2.62%	8,332	2005
	12.617314	13.537857	7.30%	8,034	2004
	10.000000	12.617314	26.17%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.923075	15.579184	20.55%	9,259	2009
	19.517313	12.923075	-33.79%	11,494	2008
	18.426967	19.517313	5.92%	14,320	2007
	15.531401	18.426967	18.64%	14,053	2006
	14.817018	15.531401	4.82%	16,043	2005
	13.107080	14.817018	13.05%	16,336	2004
	10.000000	13.107080	31.07%	10,778	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.781923	10.861023	23.67%	418	2009
	12.577223	8.781923	-31.45%	5,058	2008
	11.952712	12.577223	5.22%	19,226	2007
	10.994720	11.952712	8.71%	19,319	2006
	10.738212	10.994720	2.39%	19,938	2005
	10.000000	10.738212	7.38%	17,119	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.988635	10.028678	11.57%	4,762	2009
	10.546431	8.988635	-14.77%	5,590	2008
	10.225466	10.546431	3.14%	6,392	2007
	9.967204	10.225466	2.59%	6,372	2006
	9.979655	9.967204	-0.12%	13,197	2005
	10.058406	9.979655	-0.78%	16,730	2004
	10.000000	10.058406	0.58%	10,156	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.239180	11.165673	20.85%	140	2009
	15.505443	9.239180	-40.41%	298	2008
	15.670243	15.505443	-1.05%	333	2007
	15.122090	15.670243	3.62%	354	2006
	14.926968	15.122090	1.31%	379	2005
	13.552337	14.926968	10.14%	403	2004
	10.000000	13.552337	35.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.158653	13.144222	29.39%	113	2009
	17.039924	10.158653	-40.38%	113	2008
	16.085034	17.039924	5.94%	114	2007
	14.368666	16.085034	11.95%	114	2006
	13.657697	14.368666	5.21%	143	2005
	12.246405	13.657697	11.52%	143	2004
	10.000000	12.246405	22.46%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.300553	13.01%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.421404	24.21%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.547477	9.170310	21.50%	38,521	2009
	10.917058	7.547477	-30.87%	0	2008
	10.448212	10.917058	4.49%	0	2007
	10.000000	10.448212	4.48%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.382348	10.359202	10.41%	5,308	2009
	10.573953	9.382348	-11.27%	2,788	2008
	10.430304	10.573953	1.38%	4,231	2007
	10.000000	10.430304	4.30%	8,461	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.297903	10.173918	39.41%	12,013	2009
	12.080556	7.297903	-39.59%	929	2008
	10.730389	12.080556	12.58%	6,903	2007
	10.000000	10.730389	7.30%	4,022	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.205551	8.478706	36.63%	5,684	2009
	11.299224	6.205551	-45.08%	3,965	2008
	10.257600	11.299224	10.15%	2,678	2007
	10.000000	10.257600	2.58%	2,812	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.969082	7.680104	28.66%	0	2009
	9.789543	5.969082	-39.03%	49	2008
	10.000000	9.789543	-2.10%	14,108	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.212317	14.678887	43.74%	1,723	2009
	14.405124	10.212317	-29.11%	1,724	2008
	14.188404	14.405124	1.53%	3,293	2007
	13.029576	14.188404	8.89%	6,442	2006
	12.926446	13.029576	0.80%	8,856	2005
	11.925811	12.926446	8.39%	12,316	2004
	10.000000	11.925811	19.26%	7,770	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.166545	11.744906	43.82%	3,934	2009
	11.536825	8.166545	-29.21%	3,603	2008
	11.359568	11.536825	1.56%	994	2007
	10.432214	11.359568	8.89%	740	2006
	10.000000	10.432214	4.32%	871	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.450702	6.946617	27.44%	0	2009
	10.000000	5.450702	-45.49%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.277938	32.78%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.100655	7.681195	50.59%	0	2009
	10.000000	5.100655	-48.99%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.112260	7.899216	29.24%	0	2009
	10.000000	6.112260	-38.88%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.346384	8.072182	27.19%	0	2009
	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.906100	9.326349	17.96%	0	2009
	10.000000	7.906100	-20.94%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.185138	8.783074	22.24%	0	2009
	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.054467	10.074792	11.27%	0	2009
	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.542347	9.055130	20.06%	0	2009
	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.822678	8.502192	24.62%	0	2009
	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.285451	9.599226	15.86%	0	2009
	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.820358	10.498770	6.91%	0	2009
	10.000000	9.820358	-1.80%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.826168	11.263937	14.63%	0	2009
	10.000000	9.826168	-1.74%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.482111	32.886343	60.56%	48	2009
	49.453885	20.482111	-58.58%	48	2008
	34.600030	49.453885	42.93%	48	2007
	25.780818	34.600030	34.21%	48	2006
	19.787836	25.780818	30.29%	48	2005
	16.688663	19.787836	18.57%	48	2004
	10.000000	16.688663	66.89%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.224203	19.627314	60.56%	341	2009
	29.468725	12.224203	-58.52%	349	2008
	20.580914	29.468725	43.18%	1,706	2007
	15.307966	20.580914	34.45%	1,489	2006
	11.735542	15.307966	30.44%	1,317	2005
	10.000000	11.735542	17.36%	2,066	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.836328	11.966145	1.10%	3,736	2009
	11.161070	11.836328	6.05%	3,499	2008
	10.580339	11.161070	5.49%	5,219	2007
	10.398996	10.580339	1.74%	7,016	2006
	10.228457	10.398996	1.67%	8,929	2005
	10.061282	10.228457	1.66%	9,087	2004
	10.000000	10.061282	0.61%	8,764	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.545828	8.288047	26.62%	2,492	2009
	11.683575	6.545828	-43.97%	3,042	2008
	10.849859	11.683575	7.68%	1,308	2007
	10.000000	10.849859	8.50%	545	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.223996	15.308593	25.23%	4,857	2009
	19.660277	12.223996	-37.82%	4,149	2008
	18.848451	19.660277	4.31%	6,085	2007
	16.381141	18.848451	15.06%	5,174	2006
	15.415605	16.381141	6.26%	5,108	2005
	13.732149	15.415605	12.26%	4,856	2004
	10.000000	13.732149	37.32%	3,920	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.519523	15.20%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.077950	20.78%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.293147	12.128135	7.39%	12,894	2009
	12.206118	11.293147	-7.48%	19,047	2008
	11.766188	12.206118	3.74%	18,847	2007
	11.257041	11.766188	4.52%	23,696	2006
	11.067784	11.257041	1.71%	25,275	2005
	10.742263	11.067784	3.03%	35,896	2004
	10.000000	10.742263	7.42%	7,787	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.789156	13.827378	17.29%	123,171	2009
	15.591477	11.789156	-24.39%	271,272	2008
	14.989934	15.591477	4.01%	239,539	2007
	13.672978	14.989934	9.63%	251,259	2006
	13.183096	13.672978	3.72%	259,167	2005
	12.224868	13.183096	7.84%	367,932	2004
	10.000000	12.224868	22.25%	172,055	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.094384	14.811308	22.46%	44,386	2009
	17.905925	12.094384	-32.46%	47,860	2008
	17.135465	17.905925	4.50%	52,315	2007
	15.195027	17.135465	12.77%	61,278	2006
	14.414176	15.195027	5.42%	84,922	2005
	13.061546	14.414176	10.36%	70,864	2004
	10.000000	13.061546	30.62%	21,692	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.569866	13.049164	12.79%	39,856	2009
	13.833173	11.569866	-16.36%	61,589	2008
	13.274345	13.833173	4.21%	50,227	2007
	12.435360	13.274345	6.75%	52,394	2006
	12.088323	12.435360	2.87%	71,808	2005
	11.458318	12.088323	5.50%	73,796	2004
	10.000000	11.458318	14.58%	14,849	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.904966	17.374715	34.64%	5,150	2009
	20.631395	12.904966	-37.45%	5,370	2008
	19.485008	20.631395	5.88%	6,552	2007
	18.009893	19.485008	8.19%	14,164	2006
	16.318252	18.009893	10.37%	22,352	2005
	14.321973	16.318252	13.94%	19,002	2004
	10.000000	14.321973	43.22%	5,668	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.607212	10.447183	-1.51%	43,452	2009
	10.557396	10.607212	0.47%	54,587	2008
	10.234040	10.557396	3.16%	34,863	2007
	9.944219	10.234040	2.91%	17,316	2006
	9.837869	9.944219	1.08%	57,457	2005
	9.912328	9.837869	-0.75%	3,433	2004
	10.000000	9.912328	-0.88%	8,317	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.971975	12.210949	22.45%	7,095	2009
	12.246596	9.971975	-18.57%	7,832	2008
	11.890527	12.246596	2.99%	19,595	2007
	11.519862	11.890527	3.22%	9,436	2006
	11.451083	11.519862	0.60%	13,620	2005
	10.917987	11.451083	4.88%	9,403	2004
	10.000000	10.917987	9.18%	6,925	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.060724	8.121240	34.00%	1,943	2009
	10.000000	6.060724	-39.39%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.483641	14.641768	27.50%	0	2009
	21.794871	11.483641	-47.31%	0	2008
	21.556091	21.794871	1.11%	0	2007
	17.887326	21.556091	20.51%	0	2006
	16.252579	17.887326	10.06%	0	2005
	13.757041	16.252579	18.14%	0	2004
	10.000000	13.757041	37.57%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.107963	10.336403	27.48%	147	2009
	15.380343	8.107963	-47.28%	3,621	2008
	15.213340	15.380343	1.10%	19,041	2007
	12.623671	15.213340	20.51%	20,640	2006
	11.468479	12.623671	10.07%	7,841	2005
	10.000000	11.468479	14.68%	4,654	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.294480	8.015864	27.35%	1,496	2009
	10.000000	6.294480	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.282625	7.880723	25.44%	4,464	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.204977	7.740305	24.74%	2,843	2009
	10.000000	6.204977	-37.95%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.687632	8.590080	28.45%	185	2009
	10.000000	6.687632	-33.12%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.349301	11.706741	25.22%	921	2009
	17.763114	9.349301	-47.37%	1,083	2008
	16.478755	17.763114	7.79%	1,458	2007
	16.252330	16.478755	1.39%	1,635	2006
	15.322194	16.252330	6.07%	1,717	2005
	13.752422	15.322194	11.41%	1,284	2004
	10.000000	13.752422	37.52%	1,135	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.680046	16.950847	23.91%	1,135	2009
	20.525640	13.680046	-33.35%	1,135	2008
	22.475409	20.525640	-8.68%	1,933	2007
	19.495218	22.475409	15.29%	2,460	2006
	19.265423	19.495218	1.19%	2,380	2005
	16.725873	19.265423	15.18%	2,620	2004
	10.000000	16.725873	67.26%	1,472	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.663030	16.759011	32.35%	2,940	2009
	20.865728	12.663030	-39.31%	5,305	2008
	20.801965	20.865728	0.31%	4,887	2007
	18.906663	20.801965	10.02%	14,637	2006
	17.144967	18.906663	10.28%	11,786	2005
	14.660913	17.144967	16.94%	7,220	2004
	10.000000	14.660913	46.61%	694	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.174487	12.576728	23.61%	564	2009
	17.700324	10.174487	-42.52%	0	2008
	16.665074	17.700324	6.21%	0	2007
	14.926434	16.665074	11.65%	0	2006
	14.163661	14.926434	5.39%	0	2005
	13.134414	14.163661	7.84%	0	2004
	10.000000	13.134414	31.34%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.574716	7.162981	28.49%	5,607	2009
	10.000000	5.574716	-44.25%	23	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.840303	10.376547	5.45%	0	2009
	10.000000	9.840303	-1.60%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.902816	29.03%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.899269	28.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.837264	13.685339	26.28%	6,850	2009
	17.534316	10.837264	-38.19%	6,766	2008
	18.288651	17.534316	-4.12%	8,983	2007
	16.074599	18.288651	13.77%	22,043	2006
	15.706338	16.074599	2.34%	23,759	2005
	13.625586	15.706338	15.27%	17,056	2004
	10.000000	13.625586	36.26%	2,423	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.401007	13.341719	41.92%	11,684	2009
	17.573861	9.401007	-46.51%	14,237	2008
	15.679062	17.573861	12.08%	15,316	2007
	14.789202	15.679062	6.02%	19,073	2006
	14.324845	14.789202	3.24%	23,013	2005
	13.647463	14.324845	4.96%	27,451	2004
	10.000000	13.647463	36.47%	13,467	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.169235	12.582011	37.22%	3,230	2009
	15.613350	9.169235	-41.27%	3,568	2008
	14.954489	15.613350	4.41%	5,702	2007
	12.938136	14.954489	15.58%	7,106	2006
	11.522606	12.938136	12.28%	8,009	2005
	10.000000	11.522606	15.23%	6,170	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.096740	19.339947	37.19%	397	2009
	23.997472	14.096740	-41.26%	788	2008
	22.979914	23.997472	4.43%	899	2007
	19.887489	22.979914	15.55%	997	2006
	17.709664	19.887489	12.30%	4,333	2005
	15.131768	17.709664	17.04%	5,082	2004
	10.000000	15.131768	51.32%	4,021	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.008768	2.500051	24.46%	14,766	2009
	9.548648	2.008768	-78.96%	13,513	2008
	10.000000	9.548648	-4.51%	4,920	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.890627	3.584328	24.00%	5,413	2009
	13.703811	2.890627	-78.91%	6,140	2008
	13.986332	13.703811	-2.02%	7,849	2007
	13.005963	13.986332	7.54%	18,924	2006
	12.950484	13.005963	0.43%	27,797	2005
	12.097975	12.950484	7.05%	29,637	2004
	10.000000	12.097975	20.98%	21,095	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.263008	12.932424	26.01%	6,863	2009
	16.985768	10.263008	-39.58%	7,956	2008
	16.566871	16.985768	2.53%	10,583	2007
	14.662948	16.566871	12.98%	11,147	2006
	14.084571	14.662948	4.11%	13,132	2005
	13.107555	14.084571	7.45%	13,364	2004
	10.000000	13.107555	31.08%	4,964	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.805087	17.256239	34.76%	7,668	2009
	20.980438	12.805087	-38.97%	7,695	2008
	21.613466	20.980438	-2.93%	8,146	2007
	19.146339	21.613466	12.89%	8,477	2006
	17.724915	19.146339	8.02%	14,814	2005
	15.106504	17.724915	17.33%	12,773	2004
	10.000000	15.106504	51.07%	6,377	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.852457	8.52%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.931791	9.32%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.877511	11.345457	27.80%	159	2009
	14.709772	8.877511	-39.65%	159	2008
	15.903032	14.709772	-7.50%	159	2007
	13.935435	15.903032	14.12%	159	2006
	13.450952	13.935435	3.60%	159	2005
	12.296362	13.450952	9.39%	160	2004
	10.000000	12.296362	22.96%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.846845	14.536275	22.70%	153	2009
	21.470094	11.846845	-44.82%	153	2008
	20.126048	21.470094	6.68%	153	2007
	16.005375	20.126048	25.75%	322	2006
	14.489276	16.005375	10.46%	322	2005
	12.666032	14.489276	14.39%	322	2004
	10.000000	12.666032	26.66%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.437519	13.614505	61.36%	336	2009
	13.611018	8.437519	-38.01%	336	2008
	13.103151	13.611018	3.88%	336	2007
	12.622775	13.103151	3.81%	336	2006
	12.130370	12.622775	4.06%	336	2005
	11.730953	12.130370	3.40%	336	2004
	10.000000	11.730953	17.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.536097	10.519962	39.59%	0	2009
	13.348014	7.536097	-43.54%	0	2008
	12.053883	13.348014	10.74%	0	2007
	11.198450	12.053883	7.64%	0	2006
	10.000000	11.198450	11.98%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.825858	9.650037	23.31%	1,379	2009
	12.472536	7.825858	-37.26%	3,122	2008
	12.297399	12.472536	1.42%	5,514	2007
	10.527324	12.297399	16.81%	9,458	2006
	10.000000	10.527324	5.27%	7,752	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.868405	10.626812	7.69%	2,838	2009
	11.194198	9.868405	-11.84%	2,838	2008
	10.807431	11.194198	3.58%	2,838	2007
	10.599662	10.807431	1.96%	2,511	2006
	10.358581	10.599662	2.33%	6,462	2005
	10.109894	10.358581	2.46%	6,292	2004
	10.000000	10.109894	1.10%	3,951	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.392771	18.436694	28.10%	766	2009
	17.195289	14.392771	-16.30%	766	2008
	16.417647	17.195289	4.74%	766	2007
	15.049526	16.417647	9.09%	2,441	2006
	13.631514	15.049526	10.40%	2,441	2005
	12.578333	13.631514	8.37%	2,442	2004
	10.000000	12.578333	25.78%	2,201	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.762927	12.212644	25.09%	250	2009
	15.960684	9.762927	-38.83%	251	2008
	14.745808	15.960684	8.24%	251	2007
	13.174858	14.745808	11.92%	252	2006
	12.305393	13.174858	7.07%	257	2005
	11.397435	12.305393	7.97%	283	2004
	10.000000	11.397435	13.97%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.610221	9.786845	13.67%	0	2009
	12.338076	8.610221	-30.21%	0	2008
	11.648573	12.338076	5.92%	0	2007
	10.550649	11.648573	10.41%	0	2006
	10.207230	10.550649	3.36%	0	2005
	10.000000	10.207230	2.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.719490	9.484954	41.16%	0	2009
	11.187735	6.719490	-39.94%	0	2008
	10.560919	11.187735	5.94%	0	2007
	10.480690	10.560919	0.77%	0	2006
	10.071124	10.480690	4.07%	0	2005
	10.000000	10.071124	0.71%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.706050	13.083275	50.28%	0	2009
	15.097100	8.706050	-42.33%	0	2008
	13.475079	15.097100	12.04%	0	2007
	11.149734	13.475079	20.86%	0	2006
	10.659355	11.149734	4.60%	0	2005
	10.000000	10.659355	6.59%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.852908	11.966245	10.26%	0	2009
	10.766384	10.852908	0.80%	0	2008
	10.299170	10.766384	4.54%	0	2007
	10.076320	10.299170	2.21%	0	2006
	10.043946	10.076320	0.32%	0	2005
	10.000000	10.043946	0.44%	0	2004*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.666981	12.632195	18.42%	800	2009
	18.279472	10.666981	-41.65%	928	2008
	17.717215	18.279472	3.17%	1,045	2007
	15.390535	17.717215	15.12%	1,045	2006
	14.952834	15.390535	2.93%	1,047	2005
	13.662722	14.952834	9.44%	1,048	2004
	10.000000	13.662722	36.63%	1,049	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.885652	18.088254	40.38%	0	2009
	20.381388	12.885652	-36.78%	0	2008
	20.402960	20.381388	-0.11%	0	2007
	18.155414	20.402960	12.38%	914	2006
	17.302381	18.155414	4.93%	0	2005
	14.766948	17.302381	17.17%	0	2004
	10.000000	14.766948	47.67%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.277410	12.230506	8.45%	13,520	2009
	11.645795	11.277410	-3.16%	15,640	2008
	10.809888	11.645795	7.73%	14,664	2007
	10.813529	10.809888	-0.03%	15,431	2006
	10.819794	10.813529	-0.06%	11,705	2005
	10.391879	10.819794	4.12%	1,923	2004
	10.000000	10.391879	3.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.076518	12.836504	15.89%	0	2009
	17.246416	11.076518	-35.77%	0	2008
	17.604714	17.246416	-2.04%	239	2007
	15.315119	17.604714	14.95%	249	2006
	14.890772	15.315119	2.85%	259	2005
	13.442526	14.890772	10.77%	269	2004
	10.000000	13.442526	34.43%	279	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.438220	12.055015	27.73%	211	2009
	12.705990	9.438220	-25.72%	211	2008
	13.234752	12.705990	-4.00%	314	2007
	11.186722	13.234752	18.31%	0	2006
	10.000000	11.186722	11.87%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.301868	14.492473	17.81%	643	2009
	17.080339	12.301868	-27.98%	875	2008
	18.332945	17.080339	-6.83%	5,174	2007
	15.726464	18.332945	16.57%	1,970	2006
	15.241548	15.726464	3.18%	0	2005
	13.566392	15.241548	12.35%	0	2004
	10.000000	13.566392	35.66%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.047512	20.48%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.767326	16.937364	23.03%	754	2009
	20.252351	13.767326	-32.02%	754	2008
	20.719191	20.252351	-2.25%	754	2007
	18.403088	20.719191	12.59%	755	2006
	17.439945	18.403088	5.52%	544	2005
	14.541108	17.439945	19.94%	119	2004
	10.000000	14.541108	45.41%	280	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.706193	13.278689	24.03%	6,808	2009
	17.359068	10.706193	-38.33%	12,224	2008
	16.804113	17.359068	3.30%	16,037	2007
	14.822632	16.804113	13.37%	8,936	2006
	14.423465	14.822632	2.77%	8,281	2005
	13.282860	14.423465	8.59%	7,483	2004
	10.000000	13.282860	32.83%	691	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.114634	13.367954	20.27%	0	2009
	16.072727	11.114634	-30.85%	0	2008
	15.287971	16.072727	5.13%	134	2007
	13.369024	15.287971	14.35%	134	2006
	13.048499	13.369024	2.46%	126	2005
	12.653727	13.048499	3.12%	0	2004
	10.000000	12.653727	26.54%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.506413	10.526805	23.75%	0	2009
	13.892332	8.506413	-38.77%	0	2008
	15.914678	13.892332	-12.71%	0	2007
	15.622711	15.914678	1.87%	0	2006
	15.040310	15.622711	3.87%	0	2005
	13.764492	15.040310	9.27%	0	2004
	10.000000	13.764492	37.64%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.613339	12.943469	11.45%	0	2009
	16.780832	11.613339	-30.79%	0	2008
	15.555400	16.780832	7.88%	0	2007
	13.652916	15.555400	13.93%	0	2006
	13.643002	13.652916	0.07%	0	2005
	12.944483	13.643002	5.40%	0	2004
	10.000000	12.944483	29.44%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.952237	11.766909	18.23%	4,609	2009
	10.940382	9.952237	-9.03%	5,165	2008
	10.575637	10.940382	3.45%	15,067	2007
	10.341756	10.575637	2.26%	13,097	2006
	10.406737	10.341756	-0.62%	8,855	2005
	10.236130	10.406737	1.67%	1,591	2004
	10.000000	10.236130	2.36%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.047398	11.035277	21.97%	0	2009
	12.287101	9.047398	-26.37%	0	2008
	11.517879	12.287101	6.68%	2,388	2007
	10.681338	11.517879	7.83%	0	2006
	10.000000	10.681338	6.81%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.641028	10.930159	26.49%	7,394	2009
	13.068125	8.641028	-33.88%	7,626	2008
	12.077926	13.068125	8.20%	4,583	2007
	10.987647	12.077926	9.92%	4,717	2006
	10.000000	10.987647	9.88%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.272037	10.677541	29.08%	0	2009
	13.596993	8.272037	-39.16%	0	2008
	12.440804	13.596993	9.29%	0	2007
	11.195544	12.440804	11.12%	0	2006
	10.000000	11.195544	11.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.396442	16.524547	33.30%	15,061	2009
	21.983296	12.396442	-43.61%	21,184	2008
	19.046959	21.983296	15.42%	23,533	2007
	17.370082	19.046959	9.65%	21,375	2006
	15.132524	17.370082	14.79%	11,372	2005
	13.354150	15.132524	13.32%	4,249	2004
	10.000000	13.354150	33.54%	3,069	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.864477	14.324389	45.21%	4,301	2009
	21.987615	9.864477	-55.14%	3,755	2008
	15.343753	21.987615	43.30%	2,676	2007
	13.370886	15.343753	14.75%	1,282	2006
	10.000000	13.370886	33.71%	309	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.304503	13.169727	27.81%	4,232	2009
	18.312401	10.304503	-43.73%	9,217	2008
	18.377949	18.312401	-0.36%	16,965	2007
	15.572455	18.377949	18.02%	13,308	2006
	14.989922	15.572455	3.89%	12,900	2005
	13.695185	14.989922	9.45%	8,672	2004
	10.000000	13.695185	36.95%	1,118	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.877541	12.437567	25.92%	16,940	2009
	19.051446	9.877541	-48.15%	576	2008
	15.287281	19.051446	24.62%	88	2007
	14.577120	15.287281	4.87%	88	2006
	14.040855	14.577120	3.82%	89	2005
	13.837109	14.040855	1.47%	71	2004
	10.000000	13.837109	38.37%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.549582	11.986646	13.62%	18,945	2009
	11.105543	10.549582	-5.01%	20,154	2008
	10.844196	11.105543	2.41%	36,110	2007
	10.582306	10.844196	2.47%	16,354	2006
	10.553929	10.582306	0.27%	3,028	2005
	10.294225	10.553929	2.52%	2,046	2004
	10.000000	10.294225	2.94%	1,607	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.220205	20.930292	37.52%	12,248	2009
	25.612307	15.220205	-40.57%	13,237	2008
	22.569273	25.612307	13.48%	14,447	2007
	20.404472	22.569273	10.61%	12,841	2006
	17.569807	20.404472	16.13%	10,092	2005
	14.323670	17.569807	22.66%	5,059	2004
	10.000000	14.323670	43.24%	4,495	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.177893	17.609024	24.20%	0	2009
	25.711757	14.177893	-44.86%	0	2008
	22.324984	25.711757	15.17%	0	2007
	19.263360	22.324984	15.89%	0	2006
	16.480203	19.263360	16.89%	0	2005
	14.780296	16.480203	11.50%	0	2004
	10.000000	14.780296	47.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.478707	11.770717	24.18%	7,879	2009
	17.185339	9.478707	-44.84%	8,019	2008
	14.920770	17.185339	15.18%	11,801	2007
	12.870128	14.920770	15.93%	2,734	2006
	11.014450	12.870128	16.85%	2,122	2005
	10.000000	11.014450	10.14%	201	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.655087	16.476816	54.64%	3,361	2009
	22.229288	10.655087	-52.07%	3,597	2008
	21.426839	22.229288	3.75%	3,544	2007
	18.769584	21.426839	14.16%	2,795	2006
	18.621989	18.769584	0.79%	488	2005
	16.624081	18.621989	12.02%	335	2004
	10.000000	16.624081	66.24%	335	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.841436	10.462580	33.43%	18,252	2009
	11.328748	7.841436	-30.78%	18,165	2008
	11.097057	11.328748	2.09%	30,381	2007
	10.000000	11.097057	10.97%	16,717	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.584978	13.376801	15.47%	6,617	2009
	16.150306	11.584978	-28.27%	5,446	2008
	16.867731	16.150306	-4.25%	9,744	2007
	14.635223	16.867731	15.25%	14,130	2006
	14.379808	14.635223	1.78%	8,103	2005
	13.165549	14.379808	9.22%	3,819	2004
	10.000000	13.165549	31.66%	2,232	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.666982	17.369292	27.09%	5,188	2009
	20.736007	13.666982	-34.09%	2,909	2008
	21.588889	20.736007	-3.95%	7,978	2007
	18.754252	21.588889	15.11%	5,293	2006
	17.522146	18.754252	7.03%	3,407	2005
	14.389863	17.522146	21.77%	586	2004
	10.000000	14.389863	43.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.421905	16.005290	69.87%	2,786	2009
	20.232033	9.421905	-53.43%	122	2008
	15.977560	20.232033	26.63%	2,324	2007
	12.668305	15.977560	26.12%	609	2006
	10.000000	12.668305	26.68%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.848383	18.674542	34.85%	0	2009
	23.605325	13.848383	-41.33%	0	2008
	20.779294	23.605325	13.60%	0	2007
	17.387393	20.779294	19.51%	0	2006
	16.038366	17.387393	8.41%	0	2005
	13.751167	16.038366	16.63%	0	2004
	10.000000	13.751167	37.51%	1,057	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.925906	13.400201	35.00%	12,049	2009
	16.923267	9.925906	-41.35%	25,334	2008
	14.898644	16.923267	13.59%	29,260	2007
	12.465022	14.898644	19.52%	18,417	2006
	11.501699	12.465022	8.38%	11,831	2005
	10.000000	11.501699	15.02%	3,535	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.393923	14.474584	16.79%	77	2009
	11.859368	12.393923	4.51%	3,410	2008
	10.855571	11.859368	9.25%	12,788	2007
	9.776034	10.855571	11.04%	3,056	2006
	10.000000	9.776034	-2.24%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.659638	11.474370	18.79%	0	2009
	17.110586	9.659638	-43.55%	0	2008
	15.564192	17.110586	9.94%	0	2007
	14.913148	15.564192	4.37%	1,126	2006
	13.957607	14.913148	6.85%	1,126	2005
	13.339769	13.957607	4.63%	1,126	2004
	10.000000	13.339769	33.40%	1,126	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.006045	15.377470	39.72%	197	2009
	21.155812	11.006045	-47.98%	284	2008
	19.450049	21.155812	8.77%	362	2007
	17.001606	19.450049	14.40%	362	2006
	15.812072	17.001606	7.52%	363	2005
	13.940527	15.812072	13.43%	364	2004
	10.000000	13.940527	39.41%	365	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.837444	18.37%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.665775	15.651559	23.57%	142	2009
	15.334560	12.665775	-17.40%	0	2008
	14.131476	15.334560	8.51%	0	2007
	13.006046	14.131476	8.65%	0	2006
	12.276441	13.006046	5.94%	0	2005
	11.520606	12.276441	6.56%	0	2004
	10.000000	11.520606	15.21%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.666338	18.198945	43.68%	1,549	2009
	23.114947	12.666338	-45.20%	3,043	2008
	17.193769	23.114947	34.44%	2,579	2007
	16.012813	17.193769	7.38%	3,023	2006
	14.457079	16.012813	10.76%	2,644	2005
	12.454292	14.457079	16.08%	1,201	2004
	10.000000	12.454292	24.54%	1,209	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.640127	22.272944	76.21%	4,329	2009
	26.880547	12.640127	-52.98%	8,392	2008
	21.331427	26.880547	26.01%	5,242	2007
	14.776907	21.331427	44.36%	3,463	2006
	11.374522	14.776907	29.91%	0	2005
	10.000000	11.374522	13.75%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.636894	32.839634	76.21%	0	2009
	39.649038	18.636894	-53.00%	0	2008
	31.477434	39.649038	25.96%	0	2007
	21.815277	31.477434	44.29%	0	2006
	16.802152	21.815277	29.84%	0	2005
	14.386862	16.802152	16.79%	0	2004
	10.000000	14.386862	43.87%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.922038	13.580329	36.87%	283	2009
	16.000722	9.922038	-37.99%	0	2008
	14.647444	16.000722	9.24%	0	2007
	13.871721	14.647444	5.59%	0	2006
	13.524972	13.871721	2.56%	0	2005
	12.611711	13.524972	7.24%	0	2004
	10.000000	12.611711	26.12%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.884544	15.524850	20.49%	10,699	2009
	19.469028	12.884544	-33.82%	463	2008
	18.390788	19.469028	5.86%	0	2007
	15.508758	18.390788	18.58%	1,160	2006
	14.802915	15.508758	4.77%	1,160	2005
	13.101256	14.802915	12.99%	1,160	2004
	10.000000	13.101256	31.01%	1,160	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.761306	10.830035	23.61%	2,286	2009
	12.554089	8.761306	-31.48%	2,286	2008
	11.936815	12.554089	5.17%	2,286	2007
	10.985656	11.936815	8.66%	3,554	2006
	10.734808	10.985656	2.34%	6,005	2005
	10.000000	10.734808	7.35%	2,827	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.961825	9.993690	11.51%	12,909	2009
	10.520337	8.961825	-14.81%	20,307	2008
	10.205378	10.520337	3.09%	36,033	2007
	9.952665	10.205378	2.54%	22,180	2006
	9.970148	9.952665	-0.18%	6,181	2005
	10.053922	9.970148	-0.83%	392	2004
	10.000000	10.053922	0.54%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.211628	11.126711	20.79%	0	2009
	15.467086	9.211628	-40.44%	0	2008
	15.639468	15.467086	-1.10%	0	2007
	15.100041	15.639468	3.57%	0	2006
	14.912765	15.100041	1.26%	0	2005
	13.546314	14.912765	10.09%	0	2004
	10.000000	13.546314	35.46%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.129439	13.099765	29.32%	0	2009
	16.999583	10.129439	-40.41%	0	2008
	16.055160	16.999583	5.88%	27,248	2007
	14.349244	16.055160	11.89%	13,367	2006
	13.646139	14.349244	5.15%	0	2005
	12.242250	13.646139	11.47%	0	2004
	10.000000	12.242250	22.42%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.296710	12.97%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.417195	24.17%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.537242	9.153218	21.44%	78,045	2009
	10.907812	7.537242	-30.90%	72,056	2008
	10.444700	10.907812	4.43%	34,186	2007
	10.000000	10.444700	4.45%	20,100	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.369657	10.339936	10.36%	14,450	2009
	10.565011	9.369657	-11.31%	14,817	2008
	10.426790	10.565011	1.33%	18,872	2007
	10.000000	10.426790	4.27%	5,291	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.288016	10.154988	39.34%	4,076	2009
	12.070327	7.288016	-39.62%	3,824	2008
	10.726774	12.070327	12.53%	6,841	2007
	10.000000	10.726774	7.27%	639	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.197142	8.462921	36.56%	0	2009
	11.289658	6.197142	-45.11%	11,010	2008
	10.254148	11.289658	10.10%	11,994	2007
	10.000000	10.254148	2.54%	3,857	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.964017	7.669690	28.60%	14,526	2009
	9.786217	5.964017	-39.06%	14,473	2008
	10.000000	9.786217	-2.14%	1,343	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.181901	14.627741	43.66%	81	2009
	14.369521	10.181901	-29.14%	98	2008
	14.160558	14.369521	1.48%	156	2007
	13.010580	14.160558	8.84%	260	2006
	12.914147	13.010580	0.75%	1,582	2005
	11.920518	12.914147	8.34%	606	2004
	10.000000	11.920518	19.21%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.151351	11.717100	43.74%	9,613	2009
	11.521221	8.151351	-29.25%	18,474	2008
	11.349994	11.521221	1.51%	14,717	2007
	10.428702	11.349994	8.83%	14,073	2006
	10.000000	10.428702	4.29%	2,242	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.448853	6.940738	27.38%	10,658	2009
	10.000000	5.448853	-45.51%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.273442	32.73%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.098914	7.674674	50.52%	1,242	2009
	10.000000	5.098914	-49.01%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.110181	7.892510	29.17%	17,880	2009
	10.000000	6.110181	-38.90%	23,998	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.344226	8.065347	27.13%	49,020	2009
	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.903416	9.318454	17.90%	3,561	2009
	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.051407	10.066259	11.21%	16,659	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.817027	10.489872	6.85%	11,994	2009
	10.000000	9.817027	-1.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.822838	11.254404	14.57%	0	2009
	10.000000	9.822838	-1.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.421084	32.771708	60.48%	0	2009
	49.331720	20.421084	-58.60%	0	2008
	34.532168	49.331720	42.86%	0	2007
	25.743289	34.532168	34.14%	0	2006
	19.769023	25.743289	30.22%	0	2005
	16.681255	19.769023	18.51%	0	2004
	10.000000	16.681255	66.81%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.195283	19.570955	60.48%	3,629	2009
	29.414021	12.195283	-58.54%	5,000	2008
	20.553200	29.414021	43.11%	3,893	2007
	15.295088	20.553200	34.38%	4,550	2006
	11.731602	15.295088	30.38%	2,951	2005
	10.000000	11.731602	17.32%	422	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.801052	11.924444	1.05%	35,169	2009
	11.133461	11.801052	6.00%	51,796	2008
	10.559563	11.133461	5.43%	31,271	2007
	10.383839	10.559563	1.69%	16,655	2006
	10.218714	10.383839	1.62%	1,737	2005
	10.056798	10.218714	1.61%	132	2004
	10.000000	10.056798	0.57%	570	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	4,631	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.187565	15.255212	25.17%	19,426	2009
	19.611669	12.187565	-37.86%	6,237	2008
	18.811454	19.611669	4.25%	18,025	2007
	16.357271	18.811454	15.00%	27,536	2006
	15.400938	16.357271	6.21%	25,979	2005
	13.726044	15.400938	12.20%	14,836	2004
	10.000000	13.726044	37.26%	1,562	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.515622	15.16%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.073858	20.74%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.259468	12.085834	7.34%	2,045	2009
	12.175906	11.259468	-7.53%	30,408	2008
	11.743052	12.175906	3.69%	30,008	2007
	11.240596	11.743052	4.47%	28,463	2006
	11.057226	11.240596	1.66%	26,336	2005
	10.737468	11.057226	2.98%	539	2004
	10.000000	10.737468	7.37%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.754010	13.779143	17.23%	265,221	2009
	15.552908	11.754010	-24.43%	257,961	2008
	14.960495	15.552908	3.96%	288,416	2007
	13.653042	14.960495	9.58%	284,967	2006
	13.170541	13.653042	3.66%	94,697	2005
	12.219426	13.170541	7.78%	41,590	2004
	10.000000	12.219426	22.19%	4,674	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.058324	14.759653	22.40%	90,787	2009
	17.861621	12.058324	-32.49%	102,902	2008
	17.101815	17.861621	4.44%	133,064	2007
	15.172866	17.101815	12.71%	147,945	2006
	14.400446	15.172866	5.36%	72,524	2005
	13.055735	14.400446	10.30%	26,682	2004
	10.000000	13.055735	30.56%	23,600	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.535373	13.003655	12.73%	61,178	2009
	13.798951	11.535373	-16.40%	94,571	2008
	13.248273	13.798951	4.16%	62,367	2007
	12.417219	13.248273	6.69%	94,046	2006
	12.076800	12.417219	2.82%	57,096	2005
	11.453215	12.076800	5.44%	6,808	2004
	10.000000	11.453215	14.53%	1,173	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.866511	17.314144	34.57%	1,075	2009
	20.580401	12.866511	-37.48%	1,076	2008
	19.446772	20.580401	5.83%	3,566	2007
	17.983657	19.446772	8.14%	1,077	2006
	16.302727	17.983657	10.31%	626	2005
	14.315619	16.302727	13.88%	278	2004
	10.000000	14.315619	43.16%	442	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.575386	10.410549	-1.56%	91,735	2009
	10.531068	10.575386	0.42%	36,478	2008
	10.213733	10.531068	3.11%	15,462	2007
	9.929517	10.213733	2.86%	14,847	2006
	9.828303	9.929517	1.03%	3,381	2005
	9.907723	9.828303	-0.80%	0	2004
	10.000000	9.907723	-0.92%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.942246	12.168368	22.39%	963	2009
	12.216298	9.942246	-18.61%	1,561	2008
	11.867168	12.216298	2.94%	1,905	2007
	11.503052	11.867168	3.17%	1,736	2006
	11.440175	11.503052	0.55%	714	2005
	10.913127	11.440175	4.83%	0	2004
	10.000000	10.913127	9.13%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.058679	8.114390	33.93%	16,749	2009
	10.000000	6.058679	-39.41%	18,089	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.450634	14.592263	27.44%	0	2009
	21.743316	11.450634	-47.34%	0	2008
	21.516083	21.743316	1.06%	0	2007
	17.863159	21.516083	20.45%	0	2006
	16.238833	17.863159	10.00%	0	2005
	13.752384	16.238833	18.08%	0	2004
	10.000000	13.752384	37.52%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.088797	10.306722	27.42%	9,314	2009
	15.351794	8.088797	-47.31%	19,569	2008
	15.192857	15.351794	1.05%	21,260	2007
	12.613064	15.192857	20.45%	7,975	2006
	11.464644	12.613064	10.02%	0	2005
	10.000000	11.464644	14.65%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.292346	8.009068	27.28%	10,825	2009
	10.000000	6.292346	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.280491	7.874053	25.37%	1,872	2009
	10.000000	6.280491	-37.20%	151	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.202867	7.733736	24.68%	11,106	2009
	10.000000	6.202867	-37.97%	7,610	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.685366	8.582814	28.38%	8,316	2009
	10.000000	6.685366	-33.15%	13,302	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.321418	11.665889	25.15%	60	2009
	17.719173	9.321418	-47.39%	60	2008
	16.446395	17.719173	7.74%	95	2007
	16.228647	16.446395	1.34%	88	2006
	15.307615	16.228647	6.02%	308	2005
	13.746313	15.307615	11.36%	163	2004
	10.000000	13.746313	37.46%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.639292	16.891763	23.85%	0	2009
	20.474906	13.639292	-33.39%	0	2008
	22.431312	20.474906	-8.72%	74	2007
	19.466836	22.431312	15.23%	0	2006
	19.247126	19.466836	1.14%	271	2005
	16.718464	19.247126	15.12%	215	2004
	10.000000	16.718464	67.18%	160	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.625283	16.700576	32.28%	109	2009
	20.814123	12.625283	-39.34%	3,116	2008
	20.761119	20.814123	0.26%	4,797	2007
	18.879084	20.761119	9.97%	6,810	2006
	17.128629	18.879084	10.22%	2,202	2005
	14.654395	17.128629	16.88%	222	2004
	10.000000	14.654395	46.54%	160	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.144166	12.532874	23.55%	10,083	2009
	17.656561	10.144166	-42.55%	13,908	2008
	16.632365	17.656561	6.16%	19,445	2007
	14.904674	16.632365	11.59%	9,622	2006
	14.150175	14.904674	5.33%	0	2005
	13.128576	14.150175	7.78%	0	2004
	10.000000	13.128576	31.29%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.572806	7.156887	28.43%	5,970	2009
	10.000000	5.572806	-44.27%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.836967	10.367761	5.40%	91	2009
	10.000000	9.836967	-1.63%	17,749	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.898447	28.98%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.894893	28.95%	11,693	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.804956	13.637622	26.22%	3,473	2009
	17.490950	10.804956	-38.23%	4,356	2008
	18.252744	17.490950	-4.17%	18,034	2007
	16.051165	18.252744	13.72%	9,314	2006
	15.691383	16.051165	2.29%	2,255	2005
	13.619525	15.691383	15.21%	719	2004
	10.000000	13.619525	36.20%	929	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.372972	13.295176	41.85%	2,255	2009
	17.530404	9.372972	-46.53%	2,505	2008
	15.648279	17.530404	12.03%	8,920	2007
	14.767643	15.648279	5.96%	10,484	2006
	14.311213	14.767643	3.19%	7,458	2005
	13.641397	14.311213	4.91%	1,214	2004
	10.000000	13.641397	36.41%	735	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.147556	12.545889	37.15%	4,531	2009
	15.584368	9.147556	-41.30%	4,576	2008
	14.934359	15.584368	4.35%	5,310	2007
	12.927265	14.934359	15.53%	8,716	2006
	11.518744	12.927265	12.23%	3,064	2005
	10.000000	11.518744	15.19%	1,394	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.054712	19.272506	37.12%	0	2009
	23.938117	14.054712	-41.29%	0	2008
	22.934794	23.938117	4.37%	0	2007
	19.858496	22.934794	15.49%	0	2006
	17.692814	19.858496	12.24%	0	2005
	15.125050	17.692814	16.98%	0	2004
	10.000000	15.125050	51.25%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.007061	2.496669	24.39%	0	2009
	9.545409	2.007061	-78.97%	0	2008
	10.000000	9.545409	-4.55%	6,700	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.882007	3.571828	23.94%	859	2009
	13.669891	2.882007	-78.92%	1,210	2008
	13.958843	13.669891	-2.07%	1,228	2007
	12.986985	13.958843	7.48%	2,143	2006
	12.938142	12.986985	0.38%	1,278	2005
	12.092593	12.938142	6.99%	513	2004
	10.000000	12.092593	20.93%	94	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.232409	12.887321	25.95%	16,584	2009
	16.943761	10.232409	-39.61%	20,448	2008
	16.534344	16.943761	2.48%	25,885	2007
	14.641582	16.534344	12.93%	16,604	2006
	14.071167	14.641582	4.05%	3,126	2005
	13.101729	14.071167	7.40%	938	2004
	10.000000	13.101729	31.02%	269	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.766925	17.196075	34.69%	1,284	2009
	20.928584	12.766925	-39.00%	4,148	2008
	21.571062	20.928584	-2.98%	5,192	2007
	19.118454	21.571062	12.83%	1,958	2006
	17.708055	19.118454	7.96%	0	2005
	15.099793	17.708055	17.27%	0	2004
	10.000000	15.099793	51.00%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.848770	8.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.928078	9.28%	5,156	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.851975	11.307063	27.73%	0	2009
	14.674939	8.851975	-39.68%	0	2008
	15.873489	14.674939	-7.55%	0	2007
	13.916589	15.873489	14.06%	0	2006
	13.439563	13.916589	3.55%	0	2005
	12.292191	13.439563	9.33%	0	2004
	10.000000	12.292191	22.92%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.812774	14.487090	22.64%	135	2009
	21.419267	11.812774	-44.85%	136	2008
	20.088657	21.419267	6.62%	136	2007
	15.983722	20.088657	25.68%	136	2006
	14.477008	15.983722	10.41%	136	2005
	12.661737	14.477008	14.34%	136	2004
	10.000000	12.661737	26.62%	137	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.413264	13.568489	61.27%	145	2009
	13.578796	8.413264	-38.04%	145	2008
	13.078796	13.578796	3.82%	146	2007
	12.605700	13.078796	3.75%	146	2006
	12.120096	12.605700	4.01%	146	2005
	11.726971	12.120096	3.35%	147	2004
	10.000000	11.726971	17.27%	147	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.522072	10.495072	39.52%	0	2009
	13.329964	7.522072	-43.57%	7,948	2008
	12.043722	13.329964	10.68%	5,769	2007
	11.194685	12.043722	7.58%	106	2006
	10.000000	11.194685	11.95%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.811293	9.627186	23.25%	2,262	2009
	12.455662	7.811293	-37.29%	9,225	2008
	12.287032	12.455662	1.37%	4,899	2007
	10.523778	12.287032	16.75%	4,009	2006
	10.000000	10.523778	5.24%	1,129	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.840028	10.590879	7.63%	919	2009
	11.167683	9.840028	-11.89%	13,474	2008
	10.787340	11.167683	3.53%	23,255	2007
	10.585324	10.787340	1.91%	12,641	2006
	10.349803	10.585324	2.28%	0	2005
	10.106459	10.349803	2.41%	0	2004
	10.000000	10.106459	1.06%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.348989	18.371286	28.03%	0	2009
	17.151690	14.348989	-16.34%	0	2008
	16.384383	17.151690	4.68%	0	2007
	15.026650	16.384383	9.04%	0	2006
	13.617677	15.026650	10.35%	0	2005
	12.571945	13.617677	8.32%	0	2004
	10.000000	12.571945	25.72%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.736275	12.173121	25.03%	2,445	2009
	15.925219	9.736275	-38.86%	2,445	2008
	14.720560	15.925219	8.18%	2,445	2007
	13.158971	14.720560	11.87%	2,445	2006
	12.296790	13.158971	7.01%	2,701	2005
	11.395253	12.296790	7.91%	0	2004
	10.000000	11.395253	13.95%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.592173	9.761367	13.61%	0	2009
	12.318477	8.592173	-30.25%	0	2008
	11.636014	12.318477	5.87%	0	2007
	10.544626	11.636014	10.35%	0	2006
	10.206577	10.544626	3.31%	0	2005
	10.000000	10.206577	2.07%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.705423	9.460307	41.08%	2,142	2009
	11.169996	6.705423	-39.97%	0	2008
	10.549561	11.169996	5.88%	0	2007
	10.474719	10.549561	0.71%	0	2006
	10.070480	10.474719	4.01%	0	2005
	10.000000	10.070480	0.70%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.687827	13.049273	50.20%	0	2009
	15.073171	8.687827	-42.36%	0	2008
	13.460593	15.073171	11.98%	0	2007
	11.143386	13.460593	20.79%	0	2006
	10.658672	11.143386	4.55%	0	2005
	10.000000	10.658672	6.59%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.830188	11.935129	10.20%	0	2009
	10.749305	10.830188	0.75%	0	2008
	10.288084	10.749305	4.48%	0	2007
	10.070573	10.288084	2.16%	0	2006
	10.043305	10.070573	0.27%	0	2005
	10.000000	10.043305	0.43%	0	2004*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.635157	12.588102	18.36%	3,060	2009
	18.234239	10.635157	-41.67%	7,049	2008
	17.682415	18.234239	3.12%	7,681	2007
	15.368090	17.682415	15.06%	7,914	2006
	14.938595	15.368090	2.88%	8,050	2005
	13.656648	14.938595	9.39%	8,175	2004
	10.000000	13.656648	36.57%	6,728	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.847226	18.025144	40.30%	2,743	2009
	20.330966	12.847226	-36.81%	1,453	2008
	20.362893	20.330966	-0.16%	0	2007
	18.128936	20.362893	12.32%	0	2006
	17.285895	18.128936	4.88%	0	2005
	14.760375	17.285895	17.11%	0	2004
	10.000000	14.760375	47.60%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.243069	12.187068	8.40%	33,053	2009
	11.616236	11.243069	-3.21%	35,468	2008
	10.787966	11.616236	7.68%	22,568	2007
	10.797069	10.787966	-0.08%	19,707	2006
	10.808802	10.797069	-0.11%	20,940	2005
	10.386599	10.808802	4.06%	11,006	2004
	10.000000	10.386599	3.87%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.043504	12.791734	15.83%	0	2009
	17.203758	11.043504	-35.81%	739	2008
	17.570143	17.203758	-2.09%	739	2007
	15.292793	17.570143	14.89%	739	2006
	14.876592	15.292793	2.80%	739	2005
	13.436555	14.876592	10.72%	774	2004
	10.000000	13.436555	34.37%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.420649	12.026450	27.66%	4,867	2009
	12.688800	9.420649	-25.76%	9,972	2008
	13.223600	12.688800	-4.04%	16,277	2007
	11.182961	13.223600	18.25%	7,428	2006
	10.000000	11.182961	11.83%	283	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.265168	14.441879	17.75%	35,565	2009
	17.038056	12.265168	-28.01%	36,412	2008
	18.296920	17.038056	-6.88%	26,455	2007
	15.703519	18.296920	16.51%	27,281	2006
	15.227029	15.703519	3.13%	27,557	2005
	13.560360	15.227029	12.29%	16,564	2004
	10.000000	13.560360	35.60%	241	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.043434	20.43%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.726260	16.878256	22.96%	1,033	2009
	20.202242	13.726260	-32.06%	724	2008
	20.678506	20.202242	-2.30%	322	2007
	18.376258	20.678506	12.53%	448	2006
	17.423346	18.376258	5.47%	337	2005
	14.534647	17.423346	19.87%	199	2004
	10.000000	14.534647	45.35%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.674260	13.232351	23.97%	24,809	2009
	17.316115	10.674260	-38.36%	39,183	2008
	16.771098	17.316115	3.25%	41,149	2007
	14.801006	16.771098	13.31%	46,163	2006
	14.409719	14.801006	2.72%	57,754	2005
	13.276956	14.409719	8.53%	50,447	2004
	10.000000	13.276956	32.77%	4,280	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.081494	13.321316	20.21%	29,076	2009
	16.032965	11.081494	-30.88%	29,650	2008
	15.257937	16.032965	5.08%	30,189	2007
	13.349526	15.257937	14.30%	30,637	2006
	13.036073	13.349526	2.40%	31,130	2005
	12.648103	13.036073	3.07%	7,612	2004
	10.000000	12.648103	26.48%	789	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.481035	10.490067	23.69%	0	2009
	13.857955	8.481035	-38.80%	0	2008
	15.883417	13.857955	-12.75%	0	2007
	15.599935	15.883417	1.82%	0	2006
	15.025992	15.599935	3.82%	0	2005
	13.758382	15.025992	9.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.578706	12.898309	11.40%	2,890	2009
	16.739323	11.578706	-30.83%	11,626	2008
	15.524848	16.739323	7.82%	12,920	2007
	13.632999	15.524848	13.88%	16,462	2006
	13.630001	13.632999	0.02%	16,911	2005
	12.938731	13.630001	5.34%	17,574	2004
	10.000000	12.938731	29.39%	14,557	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.922522	11.725828	18.17%	24,463	2009
	10.913274	9.922522	-9.08%	21,818	2008
	10.554827	10.913274	3.40%	19,494	2007
	10.326635	10.554827	2.21%	19,330	2006
	10.396791	10.326635	-0.67%	22,556	2005
	10.231557	10.396791	1.61%	15,209	2004
	10.000000	10.231557	2.32%	4,280	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.030532	11.009109	21.91%	28,013	2009
	12.270447	9.030532	-26.40%	15,510	2008
	11.508159	12.270447	6.62%	12,567	2007
	10.677738	11.508159	7.78%	0	2006
	10.000000	10.677738	6.78%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.624928	10.904247	26.43%	31,719	2009
	13.050422	8.624928	-33.91%	27,499	2008
	12.067730	13.050422	8.14%	14,277	2007
	10.983946	12.067730	9.87%	3,768	2006
	10.000000	10.983946	9.84%	3,768	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.256627	10.652237	29.01%	2,248	2009
	13.578595	8.256627	-39.19%	3,742	2008
	12.430320	13.578595	9.24%	1,769	2007
	11.191771	12.430320	11.07%	1,771	2006
	10.000000	11.191771	11.92%	2,758	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.359481	16.466905	33.23%	105,151	2009
	21.928926	12.359481	-43.64%	124,767	2008
	19.009561	21.928926	15.36%	112,424	2007
	17.344751	19.009561	9.60%	106,397	2006
	15.118116	17.344751	14.73%	115,245	2005
	13.348206	15.118116	13.26%	50,333	2004
	10.000000	13.348206	33.48%	7,170	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.846095	14.290426	45.14%	11,982	2009
	21.957844	9.846095	-55.16%	7,939	2008
	15.330811	21.957844	43.23%	3,536	2007
	13.366391	15.330811	14.70%	1,422	2006
	10.000000	13.366391	33.66%	444	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.273769	13.123762	27.74%	58,462	2009
	18.267085	10.273769	-43.76%	98,915	2008
	18.341851	18.267085	-0.41%	113,484	2007
	15.549744	18.341851	17.96%	121,837	2006
	14.975649	15.549744	3.83%	118,775	2005
	13.689096	14.975649	9.40%	85,834	2004
	10.000000	13.689096	36.89%	12,958	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.848087	12.394179	25.85%	32,395	2009
	19.004321	9.848087	-48.18%	48,817	2008
	15.257253	19.004321	24.56%	54,690	2007
	14.555865	15.257253	4.82%	55,929	2006
	14.027481	14.555865	3.77%	61,494	2005
	13.830954	14.027481	1.42%	60,240	2004
	10.000000	13.830954	38.31%	2,675	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.518145	11.944844	13.56%	223,042	2009
	11.078071	10.518145	-5.05%	223,960	2008
	10.822894	11.078071	2.36%	191,061	2007
	10.566867	10.822894	2.42%	39,462	2006
	10.543870	10.566867	0.22%	33,916	2005
	10.289636	10.543870	2.47%	26,584	2004
	10.000000	10.289636	2.90%	3,272	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.174819	20.857274	37.45%	65,690	2009
	25.548950	15.174819	-40.60%	74,623	2008
	22.524947	25.548950	13.43%	73,928	2007
	20.374726	22.524947	10.55%	66,682	2006
	17.553083	20.374726	16.07%	59,585	2005
	14.317299	17.553083	22.60%	44,560	2004
	10.000000	14.317299	43.17%	5,830	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.135600	17.547585	24.14%	0	2009
	25.648120	14.135600	-44.89%	0	2008
	22.281112	25.648120	15.11%	0	2007
	19.235244	22.281112	15.83%	0	2006
	16.464488	19.235244	16.83%	0	2005
	14.773707	16.464488	11.44%	0	2004
	10.000000	14.773707	47.74%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.456278	11.736903	24.12%	5,027	2009
	17.153400	9.456278	-44.87%	5,492	2008
	14.900646	17.153400	15.12%	4,543	2007
	12.859292	14.900646	15.87%	4,782	2006
	11.010757	12.859292	16.79%	3,186	2005
	10.000000	11.010757	10.11%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.623298	16.419302	54.56%	15,031	2009
	22.174284	10.623298	-52.09%	15,975	2008
	21.384742	22.174284	3.69%	16,859	2007
	18.742199	21.384742	14.10%	17,459	2006
	18.604251	18.742199	0.74%	25,454	2005
	16.616684	18.604251	11.96%	14,299	2004
	10.000000	16.616684	66.17%	182	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.830809	10.443102	33.36%	71,909	2009
	11.319149	7.830809	-30.82%	38,978	2008
	11.093323	11.319149	2.04%	25,242	2007
	10.000000	11.093323	10.93%	2,765	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.550423	13.330123	15.41%	109,530	2009
	16.110330	11.550423	-28.30%	136,260	2008
	16.834586	16.110330	-4.30%	146,558	2007
	14.613875	16.834586	15.20%	191,890	2006
	14.366106	14.613875	1.72%	175,173	2005
	13.159690	14.366106	9.17%	195,578	2004
	10.000000	13.159690	31.60%	9,874	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.626214	17.308677	27.02%	38,715	2009
	20.684706	13.626214	-34.12%	4,187	2008
	21.546487	20.684706	-4.00%	4,796	2007
	18.726904	21.546487	15.06%	1,766	2006
	17.505456	18.726904	6.98%	1,329	2005
	14.383471	17.505456	21.71%	543	2004
	10.000000	14.383471	43.83%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.582545	8.432430	28.10%	1,960	2009
	10.000000	6.582545	-34.17%	589	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.404354	15.967378	69.79%	1,541	2009
	20.204667	9.404354	-53.45%	1,889	2008
	15.964102	20.204667	26.56%	1,777	2007
	12.664040	15.964102	26.06%	1,494	2006
	10.000000	12.664040	26.64%	472	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.807096	18.609404	34.78%	0	2009
	23.546943	13.807096	-41.36%	0	2008
	20.738490	23.546943	13.54%	0	2007
	17.362045	20.738490	19.45%	0	2006
	16.023099	17.362045	8.36%	0	2005
	13.745055	16.023099	16.57%	0	2004
	10.000000	13.745055	37.45%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.902420	13.361704	34.93%	18,387	2009
	16.891835	9.902420	-41.38%	111,399	2008
	14.878566	16.891835	13.53%	54,566	2007
	12.454527	14.878566	19.46%	2,912	2006
	11.497838	12.454527	8.32%	2,559	2005
	10.000000	11.497838	14.98%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.370829	14.440264	16.73%	8,141	2009
	11.843292	12.370829	4.45%	5,644	2008
	10.846399	11.843292	9.19%	6,602	2007
	9.772731	10.846399	10.99%	3,887	2006
	10.000000	9.772731	-2.27%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.630839	11.434359	18.73%	4,852	2009
	17.068264	9.630839	-43.57%	6,073	2008
	15.533626	17.068264	9.88%	6,167	2007
	14.891411	15.533626	4.31%	6,222	2006
	13.944319	14.891411	6.79%	6,633	2005
	13.333845	13.944319	4.58%	4,448	2004
	10.000000	13.333845	33.34%	1,431	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.973229	15.323823	39.65%	3,691	2009
	21.103470	10.973229	-48.00%	3,617	2008
	19.411851	21.103470	8.71%	4,068	2007
	16.976808	19.411851	14.34%	3,438	2006
	15.797013	16.976808	7.47%	4,337	2005
	13.934334	15.797013	13.37%	2,879	2004
	10.000000	13.934334	39.34%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.833436	18.33%	555	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.628010	15.596971	23.51%	3,423	2009
	15.296614	12.628010	-17.45%	3,423	2008
	14.103710	15.296614	8.46%	3,423	2007
	12.987069	14.103710	8.60%	3,423	2006
	12.264747	12.987069	5.89%	3,423	2005
	11.515483	12.264747	6.51%	3,423	2004
	10.000000	11.515483	15.15%	1,130	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.628535	18.135409	43.61%	16,684	2009
	23.057716	12.628535	-45.23%	15,822	2008
	17.159960	23.057716	34.37%	8,394	2007
	15.989434	17.159960	7.32%	891	2006
	14.443288	15.989434	10.70%	891	2005
	12.448743	14.443288	16.02%	891	2004
	10.000000	12.448743	24.49%	779	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.610228	22.208974	76.12%	26,771	2009
	26.830655	12.610228	-53.00%	27,085	2008
	21.302709	26.830655	25.95%	17,587	2007
	14.764488	21.302709	44.28%	7,142	2006
	11.370699	14.764488	29.85%	0	2005
	10.000000	11.370699	13.71%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.581296	32.725021	76.12%	0	2009
	39.550946	18.581296	-53.02%	0	2008
	31.415594	39.550946	25.90%	0	2007
	21.783453	31.415594	44.22%	0	2006
	16.786144	21.783453	29.77%	0	2005
	14.380462	16.786144	16.73%	0	2004
	10.000000	14.380462	43.80%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.892430	13.532917	36.80%	3,409	2009
	15.961113	9.892430	-38.02%	11,534	2008
	14.618661	15.961113	9.18%	14,011	2007
	13.851478	14.618661	5.54%	15,757	2006
	13.512077	13.851478	2.51%	16,167	2005
	12.606092	13.512077	7.19%	12,560	2004
	10.000000	12.606092	26.06%	121	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.846129	15.470701	20.43%	102,005	2009
	19.420875	12.846129	-33.85%	23,005	2008
	18.354658	19.420875	5.81%	16,152	2007
	15.486129	18.354658	18.52%	8,125	2006
	14.788799	15.486129	4.72%	8,845	2005
	13.095420	14.788799	12.93%	4,300	2004
	10.000000	13.095420	30.95%	1,640	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.740744	10.799123	23.55%	11,959	2009
	12.530989	8.740744	-31.52%	24,663	2008
	11.920946	12.530989	5.12%	26,208	2007
	10.976624	11.920946	8.60%	27,471	2006
	10.731418	10.976624	2.28%	30,317	2005
	10.000000	10.731418	7.31%	26,644	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.935105	9.958833	11.46%	169,106	2009
	10.494300	8.935105	-14.86%	259,595	2008
	10.185319	10.494300	3.03%	199,144	2007
	9.938135	10.185319	2.49%	38,145	2006
	9.960634	9.938135	-0.23%	30,570	2005
	10.049442	9.960634	-0.88%	20,989	2004
	10.000000	10.049442	0.49%	2,110	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.184147	11.087883	20.73%	0	2009
	15.428808	9.184147	-40.47%	308	2008
	15.608741	15.428808	-1.15%	507	2007
	15.078018	15.608741	3.52%	0	2006
	14.898556	15.078018	1.20%	0	2005
	13.540292	14.898556	10.03%	0	2004
	10.000000	13.540292	35.40%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.100282	13.055428	29.26%	21,897	2009
	16.959302	10.100282	-40.44%	22,295	2008
	16.025299	16.959302	5.83%	136,623	2007
	14.329818	16.025299	11.83%	28,161	2006
	13.634572	14.329818	5.10%	22,406	2005
	12.238102	13.634572	11.41%	12,145	2004
	10.000000	12.238102	22.38%	6,325	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.292878	12.93%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.412989	24.13%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.527012	9.136156	21.38%	1,138,124	2009
	10.898553	7.527012	-30.94%	850,782	2008
	10.441173	10.898553	4.38%	413,416	2007
	10.000000	10.441173	4.41%	13,274	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.356954	10.320671	10.30%	373,914	2009
	10.556053	9.356954	-11.36%	335,774	2008
	10.423276	10.556053	1.27%	155,690	2007
	10.000000	10.423276	4.23%	7,535	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.278126	10.136054	39.27%	39,631	2009
	12.060105	7.278126	-39.65%	33,511	2008
	10.723164	12.060105	12.47%	21,050	2007
	10.000000	10.723164	7.23%	5,452	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.188730	8.447133	36.49%	77,151	2009
	11.280075	6.188730	-45.14%	85,462	2008
	10.250695	11.280075	10.04%	36,780	2007
	10.000000	10.250695	2.51%	1,277	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.958951	7.659289	28.53%	488,962	2009
	9.782890	5.958951	-39.09%	417,515	2008
	10.000000	9.782890	-2.17%	117,009	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.151515	14.576686	43.59%	0	2009
	14.333947	10.151515	-29.18%	0	2008
	14.132721	14.333947	1.42%	0	2007
	12.991591	14.132721	8.78%	1,019	2006
	12.901837	12.991591	0.70%	1,629	2005
	11.915207	12.901837	8.28%	1,019	2004
	10.000000	11.915207	19.15%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.136171	11.689363	43.67%	6,115	2009
	11.505618	8.136171	-29.29%	6,101	2008
	11.340421	11.505618	1.46%	4,027	2007
	10.425180	11.340421	8.78%	3,370	2006
	10.000000	10.425180	4.25%	55	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.446997	6.934844	27.31%	1,355	2009
	10.000000	5.446997	-45.53%	1,179	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.268942	32.69%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.097178	7.668162	50.44%	1,517	2009
	10.000000	5.097178	-49.03%	1,296	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.108107	7.885821	29.10%	191,135	2009
	10.000000	6.108107	-38.92%	223,430	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.342067	8.058507	27.06%	10,478	2009
	10.000000	6.342067	-36.58%	5,729	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.900737	9.310557	17.84%	212,928	2009
	10.000000	7.900737	-20.99%	38,416	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.180256	8.768188	22.12%	329,349	2009
	10.000000	7.180256	-28.20%	156,774	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.048338	10.057746	11.16%	194,088	2009
	10.000000	9.048338	-9.52%	28,888	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.537235	9.039810	19.94%	309,834	2009
	10.000000	7.537235	-24.63%	127,669	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.818051	8.487804	24.49%	248,294	2009
	10.000000	6.818051	-31.82%	177,453	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.279837	9.582985	15.74%	84,159	2009
	10.000000	8.279837	-17.20%	30,452	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.813706	10.481000	6.80%	117,970	2009
	10.000000	9.813706	-1.86%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.819515	11.244874	14.52%	567	2009
	10.000000	9.819515	-1.80%	565	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.360188	32.657388	60.40%	0	2009
	49.209721	20.360188	-58.63%	0	2008
	34.464366	49.209721	42.78%	0	2007
	25.705754	34.464366	34.07%	0	2006
	19.750194	25.705754	30.15%	0	2005
	16.673844	19.750194	18.45%	0	2004
	10.000000	16.673844	66.74%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.166402	19.514681	60.40%	2,457	2009
	29.359343	12.166402	-58.56%	3,122	2008
	20.525465	29.359343	43.04%	13,736	2007
	15.282194	20.525465	34.31%	399	2006
	11.727649	15.282194	30.31%	272	2005
	10.000000	11.727649	17.28%	151	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.765862	11.882832	0.99%	291,807	2009
	11.105910	11.765862	5.94%	258,946	2008
	10.538811	11.105910	5.38%	186,399	2007
	10.368679	10.538811	1.64%	43,542	2006
	10.208975	10.368679	1.56%	31,106	2005
	10.052319	10.208975	1.56%	12,654	2004
	10.000000	10.052319	0.52%	5,490	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.528074	8.257188	26.49%	0	2009
	11.663775	6.528074	-44.03%	18	2008
	10.842547	11.663775	7.57%	1,820	2007
	10.000000	10.842547	8.43%	550	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.151200	15.201973	25.11%	1,201,203	2009
	19.563127	12.151200	-37.89%	1,389,957	2008
	18.774488	19.563127	4.20%	1,516,443	2007
	16.333409	18.774488	14.95%	1,613,395	2006
	15.386263	16.333409	6.16%	1,717,668	2005
	13.719936	15.386263	12.15%	1,219,185	2004
	10.000000	13.719936	37.20%	139,905	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.511714	15.12%	2,254	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.069770	20.70%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.225891	12.043663	7.28%	307,819	2009
	12.145775	11.225891	-7.57%	278,407	2008
	11.719973	12.145775	3.63%	227,879	2007
	11.224201	11.719973	4.42%	249,092	2006
	11.046699	11.224201	1.61%	293,284	2005
	10.732694	11.046699	2.93%	229,998	2004
	10.000000	10.732694	7.33%	10,966	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.718969	13.731095	17.17%	3,754,747	2009
	15.514431	11.718969	-24.46%	4,481,187	2008
	14.931111	15.514431	3.91%	4,549,902	2007
	13.633120	14.931111	9.52%	4,911,951	2006
	13.157999	13.633120	3.61%	5,135,494	2005
	12.213989	13.157999	7.73%	3,863,906	2004
	10.000000	12.213989	22.14%	414,694	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.022368	14.708180	22.34%	2,825,576	2009
	17.817437	12.022368	-32.52%	3,393,693	2008
	17.068231	17.817437	4.39%	3,710,835	2007
	15.150749	17.068231	12.66%	3,955,464	2006
	14.386732	15.150749	5.31%	4,123,686	2005
	13.049930	14.386732	10.24%	3,102,459	2004
	10.000000	13.049930	30.50%	295,301	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.500971	12.958277	12.67%	676,489	2009
	13.764795	11.500971	-16.45%	781,183	2008
	13.222235	13.764795	4.10%	735,491	2007
	12.399089	13.222235	6.64%	763,841	2006
	12.065285	12.399089	2.77%	836,076	2005
	11.448112	12.065285	5.39%	612,075	2004
	10.000000	11.448112	14.48%	36,674	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.828119	17.253715	34.50%	10,944	2009
	20.529456	12.828119	-37.51%	19,092	2008
	19.408542	20.529456	5.78%	17,932	2007
	17.957407	19.408542	8.08%	21,839	2006
	16.287185	17.957407	10.25%	28,153	2005
	14.309252	16.287185	13.82%	23,261	2004
	10.000000	14.309252	43.09%	16,867	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.543640	10.374022	-1.61%	266,977	2009
	10.504794	10.543640	0.37%	260,947	2008
	10.193460	10.504794	3.05%	198,778	2007
	9.914831	10.193460	2.81%	42,714	2006
	9.818741	9.914831	0.98%	41,040	2005
	9.903114	9.818741	-0.85%	26,167	2004
	10.000000	9.903114	-0.97%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.912580	12.125890	22.33%	15,997	2009
	12.186044	9.912580	-18.66%	3,547	2008
	11.843820	12.186044	2.89%	3,925	2007
	11.486246	11.843820	3.11%	6,538	2006
	11.429252	11.486246	0.50%	5,679	2005
	10.908261	11.429252	4.78%	5,264	2004
	10.000000	10.908261	9.08%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.056612	8.107496	33.86%	168,053	2009
	10.000000	6.056612	-39.43%	174,158	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.417680	14.542878	27.37%	0	2009
	21.691786	11.417680	-47.36%	0	2008
	21.476067	21.691786	1.00%	0	2007
	17.838983	21.476067	20.39%	0	2006
	16.225077	17.838983	9.95%	0	2005
	13.747723	16.225077	18.02%	0	2004
	10.000000	13.747723	37.48%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.069635	10.277073	27.35%	20,778	2009
	15.323233	8.069635	-47.34%	82,504	2008
	15.172347	15.323233	0.99%	80,953	2007
	12.602422	15.172347	20.39%	15,252	2006
	11.460775	12.602422	9.96%	3,492	2005
	10.000000	11.460775	14.61%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.290201	8.002281	27.22%	107,424	2009
	10.000000	6.290201	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.278351	7.867363	25.31%	27,363	2009
	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.200757	7.727184	24.62%	134,936	2009
	10.000000	6.200757	-37.99%	74,679	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.683090	8.575528	28.32%	90,689	2009
	10.000000	6.683090	-33.17%	129,958	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.293609	11.625185	25.09%	1,940	2009
	17.675330	9.293609	-47.42%	187	2008
	16.414091	17.675330	7.68%	0	2007
	16.204980	16.414091	1.29%	0	2006
	15.293035	16.204980	5.96%	144	2005
	13.740197	15.293035	11.30%	0	2004
	10.000000	13.740197	37.40%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.598602	16.832803	23.78%	1,153	2009
	20.424240	13.598602	-33.42%	648	2008
	22.387257	20.424240	-8.77%	614	2007
	19.438441	22.387257	15.17%	0	2006
	19.228790	19.438441	1.09%	0	2005
	16.711034	19.228790	15.07%	0	2004
	10.000000	16.711034	67.11%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.587633	16.642299	32.21%	7,917	2009
	20.762641	12.587633	-39.37%	19,809	2008
	20.720355	20.762641	0.20%	18,965	2007
	18.851589	20.720355	9.91%	10,887	2006
	17.112344	18.851589	10.16%	7,988	2005
	14.647889	17.112344	16.82%	4,179	2004
	10.000000	14.647889	46.48%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.113918	12.489164	23.48%	114,475	2009
	17.612883	10.113918	-42.58%	143,361	2008
	16.599700	17.612883	6.10%	104,694	2007
	14.882948	16.599700	11.54%	5,415	2006
	14.136709	14.882948	5.28%	2,960	2005
	13.122737	14.136709	7.73%	766	2004
	10.000000	13.122737	31.23%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.570904	7.150814	28.36%	3,266	2009
	10.000000	5.570904	-44.29%	6	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.833644	10.358995	5.34%	42,633	2009
	10.000000	9.833644	-1.66%	14,771	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.894070	28.94%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.890526	28.91%	117,743	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.772704	13.589996	26.15%	27,955	2009
	17.447646	10.772704	-38.26%	43,297	2008
	18.216874	17.447646	-4.22%	87,321	2007
	16.027747	18.216874	13.66%	31,072	2006
	15.676431	16.027747	2.24%	23,745	2005
	13.613463	15.676431	15.15%	14,103	2004
	10.000000	13.613463	36.13%	5,836	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.345008	13.248782	41.77%	30,178	2009
	17.487013	9.345008	-46.56%	54,282	2008
	15.617527	17.487013	11.97%	55,597	2007
	14.746098	15.617527	5.91%	57,739	2006
	14.297573	14.746098	3.14%	61,528	2005
	13.635328	14.297573	4.86%	30,835	2004
	10.000000	13.635328	36.35%	2,527	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.125905	12.509835	37.08%	3,216	2009
	15.555404	9.125905	-41.33%	2,641	2008
	14.914215	15.555404	4.30%	2,073	2007
	12.916367	14.914215	15.47%	2,636	2006
	11.514872	12.916367	12.17%	934	2005
	10.000000	11.514872	15.15%	7,397	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.012825	19.205285	37.06%	0	2009
	23.878925	14.012825	-41.32%	0	2008
	22.889771	23.878925	4.32%	0	2007
	19.829567	22.889771	15.43%	0	2006
	17.675988	19.829567	12.18%	0	2005
	15.118336	17.675988	16.92%	0	2004
	10.000000	15.118336	51.18%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.005350	2.493278	24.33%	3,977	2009
	9.542158	2.005350	-78.98%	4,149	2008
	10.000000	9.542158	-4.58%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.873401	3.559339	23.87%	0	2009
	13.636055	2.873401	-78.93%	0	2008
	13.931414	13.636055	-2.12%	0	2007
	12.968040	13.931414	7.43%	0	2006
	12.925822	12.968040	0.33%	0	2005
	12.087210	12.925822	6.94%	0	2004
	10.000000	12.087210	20.87%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.201909	12.842381	25.88%	117,986	2009
	16.901851	10.201909	-39.64%	140,389	2008
	16.501877	16.901851	2.42%	106,718	2007
	14.620224	16.501877	12.87%	25,255	2006
	14.057759	14.620224	4.00%	36,262	2005
	13.095891	14.057759	7.34%	29,549	2004
	10.000000	13.095891	30.96%	12,123	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.728842	17.136073	34.62%	2,319	2009
	20.876791	12.728842	-39.03%	34,652	2008
	21.528680	20.876791	-3.03%	17,554	2007
	19.090561	21.528680	12.77%	1,846	2006
	17.691186	19.090561	7.91%	1,318	2005
	15.093088	17.691186	17.21%	5,249	2004
	10.000000	15.093088	50.93%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.845085	8.45%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.924366	9.24%	55,353	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.826521	11.268837	27.67%	5,398	2009
	14.640181	8.826521	-39.71%	6,238	2008
	15.843988	14.640181	-7.60%	7,751	2007
	13.897765	15.843988	14.00%	7,863	2006
	13.428187	13.897765	3.50%	16,059	2005
	12.288020	13.428187	9.28%	11,645	2004
	10.000000	12.288020	22.88%	12,001	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.778776	14.438062	22.58%	0	2009
	21.368514	11.778776	-44.88%	0	2008
	20.051297	21.368514	6.57%	0	2007
	15.962094	20.051297	25.62%	0	2006
	14.464749	15.962094	10.35%	0	2005
	12.657435	14.464749	14.28%	0	2004
	10.000000	12.657435	26.57%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.389042	13.522552	61.19%	1,521	2009
	13.546615	8.389042	-38.07%	3,091	2008
	13.054478	13.546615	3.77%	4,206	2007
	12.588642	13.054478	3.70%	4,502	2006
	12.109833	12.588642	3.95%	11,869	2005
	11.722996	12.109833	3.30%	9,773	2004
	10.000000	11.722996	17.23%	10,330	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.508051	10.470172	39.45%	8,063	2009
	13.311906	7.508051	-43.60%	93,113	2008
	12.033564	13.311906	10.62%	36,990	2007
	11.190908	12.033564	7.53%	2,593	2006
	10.000000	11.190908	11.91%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.796738	9.604355	23.18%	26,081	2009
	12.438794	7.796738	-37.32%	24,889	2008
	12.276666	12.438794	1.32%	15,909	2007
	10.520229	12.276666	16.70%	4,633	2006
	10.000000	10.520229	5.20%	1,432	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.811712	10.555041	7.58%	12,531	2009
	11.141221	9.811712	-11.93%	140,994	2008
	10.767281	11.141221	3.47%	128,835	2007
	10.570988	10.767281	1.86%	15,671	2006
	10.341028	10.570988	2.22%	14,522	2005
	10.103021	10.341028	2.36%	7,160	2004
	10.000000	10.103021	1.03%	1,203	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.305301	18.306051	27.97%	0	2009
	17.108171	14.305301	-16.38%	0	2008
	16.351154	17.108171	4.63%	0	2007
	15.003777	16.351154	8.98%	0	2006
	13.603850	15.003777	10.29%	0	2005
	12.565569	13.603850	8.26%	0	2004
	10.000000	12.565569	25.66%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.709703	12.133716	24.96%	1,389	2009
	15.889862	9.709703	-38.89%	1,427	2008
	14.695379	15.889862	8.13%	1,466	2007
	13.143112	14.695379	11.81%	1,503	2006
	12.288195	13.143112	6.96%	1,610	2005
	11.393076	12.288195	7.86%	823	2004
	10.000000	11.393076	13.93%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.574167	9.735954	13.55%	0	2009
	12.298939	8.574167	-30.29%	0	2008
	11.623498	12.298939	5.81%	0	2007
	10.538613	11.623498	10.29%	0	2006
	10.205925	10.538613	3.26%	0	2005
	10.000000	10.205925	2.06%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.691356	9.435643	41.01%	0	2009
	11.152263	6.691356	-40.00%	0	2008
	10.538199	11.152263	5.83%	0	2007
	10.468746	10.538199	0.66%	0	2006
	10.069836	10.468746	3.96%	0	2005
	10.000000	10.069836	0.70%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.669611	13.015289	50.13%	0	2009
	15.049258	8.669611	-42.39%	0	2008
	13.446106	15.049258	11.92%	0	2007
	11.137041	13.446106	20.73%	0	2006
	10.657996	11.137041	4.49%	0	2005
	10.000000	10.657996	6.58%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.807500	11.904076	10.15%	0	2009
	10.732239	10.807500	0.70%	0	2008
	10.277002	10.732239	4.43%	0	2007
	10.064827	10.277002	2.11%	0	2006
	10.042663	10.064827	0.22%	0	2005
	10.000000	10.042663	0.43%	0	2004*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.603437	12.544166	18.30%	0	2009
	18.189134	10.603437	-41.70%	0	2008
	17.647693	18.189134	3.07%	0	2007
	15.345688	17.647693	15.00%	0	2006
	14.924373	15.345688	2.82%	0	2005
	13.650578	14.924373	9.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.808888	17.962213	40.23%	931	2009
	20.280642	12.808888	-36.84%	913	2008
	20.322877	20.280642	-0.21%	0	2007
	18.102480	20.322877	12.27%	0	2006
	17.269419	18.102480	4.82%	0	2005
	14.753808	17.269419	17.05%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.208821	12.143769	8.34%	773	2009
	11.586742	11.208821	-3.26%	943	2008
	10.766075	11.586742	7.62%	515	2007
	10.780625	10.766075	-0.13%	12	2006
	10.797814	10.780625	-0.16%	115	2005
	10.381319	10.797814	4.01%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.010527	12.747063	15.77%	0	2009
	17.161150	11.010527	-35.84%	0	2008
	17.535595	17.161150	-2.14%	0	2007
	15.270469	17.535595	14.83%	0	2006
	14.862410	15.270469	2.75%	0	2005
	13.430573	14.862410	10.66%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.403101	11.997954	27.60%	155	2009
	12.671625	9.403101	-25.79%	155	2008
	13.212452	12.671625	-4.09%	0	2007
	11.179195	13.212452	18.19%	0	2006
	10.000000	11.179195	11.79%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.228563	14.391468	17.69%	896	2009
	16.995872	12.228563	-28.05%	554	2008
	18.260956	16.995872	-6.93%	453	2007
	15.680601	18.260956	16.46%	0	2006
	15.212510	15.680601	3.08%	0	2005
	13.554322	15.212510	12.23%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.039340	20.39%	308	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.685299	16.819340	22.90%	0	2009
	20.152227	13.685299	-32.09%	64	2008
	20.637860	20.152227	-2.35%	0	2007
	18.349446	20.637860	12.47%	0	2006
	17.406733	18.349446	5.42%	0	2005
	14.528180	17.406733	19.81%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.642399	13.186156	23.90%	156	2009
	17.273254	10.642399	-38.39%	156	2008
	16.738134	17.273254	3.20%	156	2007
	14.779410	16.738134	13.25%	0	2006
	14.395982	14.779410	2.66%	0	2005
	13.271042	14.395982	8.48%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.048421	13.274808	20.15%	305	2009
	15.993261	11.048421	-30.92%	289	2008
	15.227945	15.993261	5.03%	0	2007
	13.330040	15.227945	14.24%	0	2006
	13.023645	13.330040	2.35%	0	2005
	12.642473	13.023645	3.02%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.455719	10.453440	23.63%	0	2009
	13.823627	8.455719	-38.83%	0	2008
	15.852187	13.823627	-12.80%	0	2007
	15.577163	15.852187	1.77%	0	2006
	15.011664	15.577163	3.77%	0	2005
	13.752253	15.011664	9.16%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.544152	12.853273	11.34%	0	2009
	16.697871	11.544152	-30.86%	0	2008
	15.494317	16.697871	7.77%	0	2007
	13.613103	15.494317	13.82%	0	2006
	13.617010	13.613103	-0.03%	0	2005
	12.932963	13.617010	5.29%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.892964	11.684949	18.11%	0	2009
	10.886287	9.892964	-9.12%	0	2008
	10.534096	10.886287	3.34%	0	2007
	10.311577	10.534096	2.16%	0	2006
	10.386894	10.311577	-0.73%	0	2005
	10.227007	10.386894	1.56%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	9.013726	10.983046	21.85%	0	2009
	12.253843	9.013726	-26.44%	187	2008
	11.498450	12.253843	6.57%	187	2007
	10.674147	11.498450	7.72%	0	2006
	10.000000	10.674147	6.74%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.608870	10.878412	26.36%	13,604	2009
	13.032776	8.608870	-33.94%	1,444	2008
	12.057567	13.032776	8.09%	175	2007
	10.980252	12.057567	9.81%	0	2006
	10.000000	10.980252	9.80%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.241245	10.626980	28.95%	0	2009
	13.560199	8.241245	-39.22%	167	2008
	12.419828	13.560199	9.18%	1,242	2007
	11.188000	12.419828	11.01%	0	2006
	10.000000	11.188000	11.88%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.322600	16.409421	33.17%	4,757	2009
	21.874630	12.322600	-43.67%	5,002	2008
	18.972190	21.874630	15.30%	3,890	2007
	17.319436	18.972190	9.54%	3,082	2006
	15.103695	17.319436	14.67%	1,998	2005
	13.342259	15.103695	13.20%	662	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.827752	14.256559	45.06%	22,077	2009
	21.928129	9.827752	-55.18%	2,396	2008
	15.317890	21.928129	43.15%	765	2007
	13.361898	15.317890	14.64%	0	2006
	10.000000	13.361898	33.62%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.243100	13.077943	27.68%	1,045	2009
	18.221859	10.243100	-43.79%	825	2008
	18.305796	18.221859	-0.46%	5	2007
	15.527052	18.305796	17.90%	5	2006
	14.961372	15.527052	3.78%	54	2005
	13.863001	14.961372	9.34%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.818689	12.350891	25.79%	4,425	2009
	18.957269	9.818689	-48.21%	4,425	2008
	15.227262	18.957269	24.50%	4,425	2007
	14.534623	15.227262	4.77%	4,425	2006
	14.014115	14.534623	3.71%	2,725	2005
	13.824807	14.014115	1.37%	891	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.486729	11.903128	13.51%	12,712	2009
	11.050614	10.486729	-5.10%	12,444	2008
	10.801590	11.050614	2.31%	10,058	2007
	10.551419	10.801590	2.37%	0	2006
	10.533806	10.551419	0.17%	233	2005
	10.285049	10.533806	2.42%	185	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.129524	20.784455	37.38%	5,992	2009
	25.485691	15.129524	-40.64%	5,650	2008
	22.480669	25.485691	13.37%	4,713	2007
	20.344994	22.480669	10.50%	4,548	2006
	17.536354	20.344994	16.02%	2,914	2005
	14.310920	17.536354	22.54%	999	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.093416	17.486318	24.07%	0	2009
	25.584618	14.093416	-44.91%	0	2008
	22.237317	25.584618	15.05%	0	2007
	19.207179	22.237317	15.78%	0	2006
	16.448793	19.207179	16.77%	0	2005
	14.767132	16.448793	11.39%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.433879	11.703127	24.05%	8,188	2009
	17.121508	9.433879	-44.90%	8,009	2008
	14.880550	17.121508	15.06%	6,993	2007
	12.848462	14.880550	15.82%	7,121	2006
	11.007058	12.848462	16.73%	5,492	2005
	10.000000	11.007058	10.07%	913	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.591596	16.361985	54.48%	0	2009
	22.119403	10.591596	-52.12%	0	2008
	21.342734	22.119403	3.64%	0	2007
	18.714880	21.342734	14.04%	0	2006
	18.586546	18.714880	0.69%	0	2005
	16.609312	18.586546	11.90%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.820175	10.423613	33.29%	6,610	2009
	11.309545	7.820175	-30.85%	6,790	2008
	11.089575	11.309545	1.98%	14,788	2007
	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.515964	13.283583	15.35%	1,444	2009
	16.070457	11.515964	-28.34%	1,582	2008
	16.801516	16.070457	-4.35%	1,473	2007
	14.592554	16.801516	15.14%	1,897	2006
	14.352427	14.592554	1.67%	1,613	2005
	13.153838	14.352427	9.11%	140	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.585543	17.248238	26.96%	2,504	2009
	20.633488	13.585543	-34.16%	169	2008
	21.504134	20.633488	-4.05%	2,157	2007
	18.699566	21.504134	15.00%	0	2006
	17.488770	18.699566	6.92%	0	2005
	14.377069	17.488770	21.64%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.580310	8.425280	28.04%	5,415	2009
	10.000000	6.580310	-34.20%	5,274	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.386828	15.929517	69.70%	0	2009
	20.177308	9.386828	-53.48%	0	2008
	15.950638	20.177308	26.50%	2,654	2007
	12.659782	15.950638	25.99%	0	2006
	10.000000	12.659782	26.60%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.765906	18.544458	34.71%	0	2009
	23.488672	13.765906	-41.39%	0	2008
	20.697739	23.488672	13.48%	0	2007
	17.336712	20.697739	19.39%	0	2006
	16.007833	17.336712	8.30%	0	2005
	13.738938	16.007833	16.51%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.878973	13.323294	34.87%	1,640	2009
	16.860430	9.878973	-41.41%	6,623	2008
	14.858498	16.860430	13.47%	4,601	2007
	12.444050	14.858498	19.40%	0	2006
	11.493980	12.444050	8.27%	0	2005
	10.000000	11.493980	14.94%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.347800	14.406054	16.67%	566	2009
	11.827254	12.347800	4.40%	1,116	2008
	10.837251	11.827254	9.14%	0	2007
	9.769439	10.837251	10.93%	0	2006
	10.000000	9.769439	-2.31%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.602077	11.394415	18.67%	0	2009
	17.025992	9.602077	-43.60%	133	2008
	15.503092	17.025992	9.82%	133	2007
	14.869670	15.503092	4.26%	0	2006
	13.931024	14.869670	6.74%	0	2005
	13.327906	13.931024	4.53%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.940464	15.270311	39.58%	3,515	2009
	21.051206	10.940464	-48.03%	3,229	2008
	19.373679	21.051206	8.66%	3,154	2007
	16.952019	19.373679	14.29%	3,231	2006
	15.781943	16.952019	7.41%	3,289	2005
	13.928124	15.781943	13.31%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.829411	18.29%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.590316	15.542513	23.45%	0	2009
	15.258723	12.590316	-17.49%	0	2008
	14.075967	15.258723	8.40%	0	2007
	12.968104	14.075967	8.54%	0	2006
	12.253040	12.968104	5.84%	0	2005
	11.510347	12.253040	6.45%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.590862	18.072129	43.53%	243	2009
	23.000687	12.590862	-45.26%	248	2008
	17.126273	23.000687	34.30%	55	2007
	15.966132	17.126273	7.27%	0	2006
	14.429549	15.966132	10.65%	0	2005
	12.443207	14.429549	15.96%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.580348	22.145093	76.03%	1,986	2009
	26.780755	12.580348	-53.02%	2,195	2008
	21.273952	26.780755	25.89%	536	2007
	14.752026	21.273952	44.21%	209	2006
	11.366872	14.752026	29.78%	0	2005
	10.000000	11.366872	13.67%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.525861	32.610823	76.03%	0	2009
	39.453098	18.525861	-53.04%	0	2008
	31.353876	39.453098	25.83%	0	2007
	21.751682	31.353876	44.14%	0	2006
	16.770150	21.751682	29.70%	0	2005
	14.374069	16.770150	16.67%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.862928	13.485705	36.73%	0	2009
	15.921605	9.862928	-38.05%	0	2008
	14.589933	15.921605	9.13%	0	2007
	13.831269	14.589933	5.49%	0	2006
	13.499205	13.831269	2.46%	0	2005
	12.600490	13.499205	7.13%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.807783	15.416671	20.37%	5,267	2009
	19.372778	12.807783	-33.89%	1,462	2008
	18.318570	19.372778	5.75%	7	2007
	15.463522	18.318570	18.46%	8	2006
	14.774696	15.463522	4.66%	81	2005
	13.089582	14.774696	12.87%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.720225	10.768292	23.49%	0	2009
	12.507949	8.720225	-31.55%	0	2008
	11.905103	12.507949	5.06%	1,120	2007
	10.967599	11.905103	8.55%	1,123	2006
	10.728023	10.967599	2.23%	1,125	2005
	10.000000	10.728023	7.28%	1,128	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.908440	9.924075	11.40%	4,239	2009
	10.468312	8.908440	-14.90%	7,360	2008
	10.165281	10.468312	2.98%	9,133	2007
	9.923615	10.165281	2.44%	0	2006
	9.951131	9.923615	-0.28%	0	2005
	10.044958	9.951131	-0.93%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.156748	11.049179	20.67%	0	2009
	15.390616	9.156748	-40.50%	0	2008
	15.578070	15.390616	-1.20%	0	2007
	15.056025	15.578070	3.47%	0	2006
	14.884370	15.056025	1.15%	0	2005
	13.534262	14.884370	9.98%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.071209	13.011216	29.19%	247	2009
	16.919113	10.071209	-40.47%	506	2008
	15.995506	16.919113	5.77%	4,494	2007
	14.310433	15.995506	11.78%	0	2006
	13.623033	14.310433	5.05%	0	2005
	12.233952	13.623033	11.35%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.289050	12.89%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.408774	24.09%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.516796	9.119112	21.32%	33,183	2009
	10.889310	7.516796	-30.97%	52,615	2008
	10.437649	10.889310	4.33%	35,408	2007
	10.000000	10.437649	4.38%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.344260	10.301441	10.24%	9,111	2009
	10.547109	9.344260	-11.40%	34,141	2008
	10.419772	10.547109	1.22%	32,978	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.268248	10.117159	39.20%	1,670	2009
	12.049870	7.268248	-39.68%	2,017	2008
	10.719544	12.049870	12.41%	387	2007
	10.000000	10.719544	7.20%	403	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.180334	8.431393	36.42%	3,773	2009
	11.270518	6.180334	-45.16%	3,830	2008
	10.247234	11.270518	9.99%	2,397	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.953882	7.648876	28.47%	3,533	2009
	9.779553	5.953882	-39.12%	46,151	2008
	10.000000	9.779553	-2.20%	36,028	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.121237	14.525859	43.52%	0	2009
	14.298459	10.121237	-29.21%	0	2008
	14.104945	14.298459	1.37%	0	2007
	12.972635	14.104945	8.73%	192	2006
	12.889538	12.972635	0.64%	193	2005
	11.909907	12.889538	8.23%	154	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.121026	11.661664	43.60%	3,381	2009
	11.490054	8.121026	-29.32%	4,106	2008
	11.330863	11.490054	1.40%	1,940	2007
	10.421681	11.330863	8.72%	4	2006
	10.000000	10.421681	4.22%	39	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.445149	6.928966	27.25%	0	2009
	10.000000	5.445149	-45.55%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.264444	32.64%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.095443	7.661662	50.36%	0	2009
	10.000000	5.095443	-49.05%	273	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.106026	7.879127	29.04%	8,981	2009
	10.000000	6.106026	-38.94%	10,586	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.898055	9.302682	17.78%	0	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.177820	8.760766	22.05%	108	2009
	10.000000	7.177820	-28.22%	25	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.045270	10.049218	11.10%	3,000	2009
	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.534670	9.032136	19.87%	3,848	2009
	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	31	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.810381	10.472120	6.75%	4,494	2009
	10.000000	9.810381	-1.90%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.816183	11.235352	14.46%	0	2009
	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.299459	32.543435	60.32%	0	2009
	49.088004	20.299459	-58.65%	0	2008
	34.396680	49.088004	42.71%	0	2007
	25.668285	34.396680	34.00%	0	2006
	19.731390	25.668285	30.09%	0	2005
	16.666436	19.731390	18.39%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.137596	19.458594	60.32%	11,630	2009
	29.304806	12.137596	-58.58%	1,131	2008
	20.497800	29.304806	42.97%	75	2007
	15.269326	20.497800	34.24%	3	2006
	11.723703	15.269326	30.24%	30	2005
	10.000000	11.723703	17.24%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.730769	11.841388	0.94%	7,020	2009
	11.078405	11.730769	5.89%	8,291	2008
	10.518089	11.078405	5.33%	7,014	2007
	10.353547	10.518089	1.59%	0	2006
	10.199242	10.353547	1.51%	0	2005
	10.047839	10.199242	1.51%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.519215	8.241771	26.42%	979	2009
	11.653883	6.519215	-44.06%	1,026	2008
	10.838892	11.653883	7.52%	1,472	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.114945	15.148905	25.04%	14,404	2009
	19.514699	12.114945	-37.92%	14,409	2008
	18.737590	19.514699	4.15%	13,610	2007
	16.309572	18.737590	14.89%	13,612	2006
	15.371603	16.309572	6.10%	13,573	2005
	13.713835	15.371603	12.09%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.507802	15.08%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.065671	20.66%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.192423	12.001664	7.23%	10,079	2009
	12.115711	11.192423	-7.62%	12,564	2008
	11.696954	12.115711	3.58%	10,079	2007
	11.207819	11.696954	4.36%	10,079	2006
	11.036156	11.207819	1.56%	10,079	2005
	10.727911	11.036156	2.87%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.683976	13.683133	17.11%	99,631	2009
	15.475992	11.683976	-24.50%	98,366	2008
	14.901735	15.475992	3.85%	82,027	2007
	13.613200	14.901735	9.47%	62,971	2006
	13.145442	13.613200	3.56%	62,950	2005
	12.208544	13.145442	7.67%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.986491	14.656816	22.28%	13,613	2009
	17.773319	11.986491	-32.56%	14,471	2008
	17.034678	17.773319	4.34%	11,359	2007
	15.128634	17.034678	12.60%	379	2006
	14.373021	15.128634	5.26%	381	2005
	13.044111	14.373021	10.19%	383	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.466673	12.913074	12.61%	3,024	2009
	13.730727	11.466673	-16.49%	2,953	2008
	13.196251	13.730727	4.05%	8,642	2007
	12.380997	13.196251	6.58%	7,419	2006
	12.053788	12.380997	2.71%	8,783	2005
	11.443024	12.053788	5.34%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.789853	17.193492	34.43%	201	2009
	20.478657	12.789853	-37.55%	525	2008
	19.370427	20.478657	5.72%	311	2007
	17.931223	19.370427	8.03%	0	2006
	16.271674	17.931223	10.20%	0	2005
	14.302891	16.271674	13.76%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.511969	10.337602	-1.66%	12,852	2009
	10.478564	10.511969	0.32%	25,808	2008
	10.173209	10.478564	3.00%	14,329	2007
	9.900155	10.173209	2.76%	5,271	2006
	9.809182	9.900155	0.93%	5,271	2005
	9.898507	9.809182	-0.90%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.883035	12.083619	22.27%	2,650	2009
	12.155901	9.883035	-18.70%	4,334	2008
	11.820574	12.155901	2.84%	3,169	2007
	11.469514	11.820574	3.06%	2,987	2006
	11.418383	11.469514	0.45%	2,652	2005
	10.903410	11.418383	4.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.054548	8.100611	33.79%	12,186	2009
	10.000000	6.054548	-39.45%	12,582	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.384808	14.493621	27.31%	0	2009
	21.640374	11.384808	-47.39%	0	2008
	21.436127	21.640374	0.95%	0	2007
	17.814837	21.436127	20.33%	0	2006
	16.211333	17.814837	9.89%	0	2005
	13.743055	16.211333	17.96%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.050535	10.247542	27.29%	293	2009
	15.294761	8.050535	-47.36%	3,238	2008
	15.151912	15.294761	0.94%	5,087	2007
	12.591824	15.151912	20.33%	234	2006
	11.456941	12.591824	9.91%	299	2005
	10.000000	11.456941	14.57%	183	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.288065	7.995483	27.15%	5,086	2009
	10.000000	6.288065	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.276217	7.860693	25.25%	0	2009
	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.198650	7.720646	24.55%	4,433	2009
	10.000000	6.198650	-38.01%	3,324	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.680815	8.568256	28.25%	4,172	2009
	10.000000	6.680815	-33.19%	6,252	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.265881	11.584600	25.02%	1,375	2009
	17.631567	9.265881	-47.45%	1,375	2008
	16.381818	17.631567	7.63%	0	2007
	16.181325	16.381818	1.24%	0	2006
	15.278441	16.181325	5.91%	0	2005
	13.734078	15.278441	11.24%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.558015	16.774034	23.72%	472	2009
	20.373659	13.558015	-33.45%	489	2008
	22.343246	20.373659	-8.82%	0	2007
	19.410077	22.343246	15.11%	0	2006
	19.210467	19.410077	1.04%	0	2005
	16.703594	19.210467	15.01%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.550074	16.584203	32.14%	5,332	2009
	20.711245	12.550074	-39.40%	6,105	2008
	20.679636	20.711245	0.15%	4,875	2007
	18.824087	20.679636	9.86%	4,239	2006
	17.096036	18.824087	10.11%	4,344	2005
	14.641372	17.096036	16.77%	124	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.083723	12.445536	23.42%	5,859	2009
	17.569268	10.083723	-42.61%	7,158	2008
	16.567058	17.569268	6.05%	3,618	2007
	14.861207	16.567058	11.48%	167	2006
	14.123216	14.861207	5.23%	304	2005
	13.116888	14.123216	7.67%	243	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.569001	7.144713	28.29%	2,348	2009
	10.000000	5.569001	-44.31%	2,162	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.830311	10.350221	5.29%	2,595	2009
	10.000000	9.830311	-1.70%	1,204	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.889699	28.90%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.886142	28.86%	6,442	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.740570	13.542579	26.09%	1,128	2009
	17.404482	10.740570	-38.29%	1,617	2008
	18.181092	17.404482	-4.27%	2,555	2007
	16.004374	18.181092	13.60%	0	2006
	15.661506	16.004374	2.19%	0	2005
	13.607406	15.661506	15.10%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.317112	13.202516	41.70%	1,272	2009
	17.443711	9.317112	-46.59%	1,789	2008
	15.586821	17.443711	11.91%	1,299	2007
	14.724578	15.586821	5.86%	0	2006
	14.283954	14.724578	3.08%	0	2005
	13.629267	14.283954	4.80%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.104287	12.473864	37.01%	2,647	2009
	15.526471	9.104287	-41.36%	2,938	2008
	14.894095	15.526471	4.25%	1,134	2007
	12.905485	14.894095	15.41%	0	2006
	11.511004	12.905485	12.11%	0	2005
	10.000000	11.511004	15.11%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.971006	19.138232	36.99%	0	2009
	23.819814	13.971006	-41.35%	0	2008
	22.844786	23.819814	4.27%	0	2007
	19.800617	22.844786	15.37%	0	2006
	17.659123	19.800617	12.13%	0	2005
	15.111597	17.659123	16.86%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.003648	2.489887	24.27%	0	2009
	9.538923	2.003648	-79.00%	0	2008
	10.000000	9.538923	-4.61%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.864821	3.546921	23.81%	0	2009
	13.602291	2.864821	-78.94%	0	2008
	13.904025	13.602291	-2.17%	0	2007
	12.949106	13.904025	7.37%	0	2006
	12.913506	12.949106	0.28%	0	2005
	12.081836	12.913506	6.88%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.171462	12.797538	25.82%	26,103	2009
	16.860008	10.171462	-39.67%	6,019	2008
	16.469437	16.860008	2.37%	3,280	2007
	14.598881	16.469437	12.81%	0	2006
	14.044359	14.598881	3.95%	0	2005
	13.090067	14.044359	7.29%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.690879	17.076263	34.56%	288	2009
	20.825139	12.690879	-39.06%	2,468	2008
	21.486399	20.825139	-3.08%	868	2007
	19.062727	21.486399	12.71%	2	2006
	17.674345	19.062727	7.86%	22	2005
	15.086384	17.674345	17.15%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.920652	9.21%	1,886	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.801105	11.230666	27.61%	0	2009
	14.605472	8.801105	-39.74%	0	2008
	15.814500	14.605472	-7.65%	0	2007
	13.878937	15.814500	13.95%	0	2006
	13.416801	13.878937	3.44%	0	2005
	12.283848	13.416801	9.22%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.744881	14.389186	22.51%	0	2009
	21.317895	11.744881	-44.91%	0	2008
	20.014021	21.317895	6.51%	0	2007
	15.940489	20.014021	25.55%	0	2006
	14.452492	15.940489	10.30%	0	2005
	12.653145	14.452492	14.22%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.364903	13.476794	61.11%	0	2009
	13.514512	8.364903	-38.10%	0	2008
	13.030197	13.514512	3.72%	0	2007
	12.571599	13.030197	3.65%	0	2006
	12.099565	12.571599	3.90%	0	2005
	11.719017	12.099565	3.25%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.494072	10.445362	39.38%	2,201	2009
	13.293900	7.494072	-43.63%	6,622	2008
	12.023416	13.293900	10.57%	968	2007
	11.187144	12.023416	7.48%	0	2006
	10.000000	11.187144	11.87%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.782214	9.581606	23.12%	4,881	2009
	12.421948	7.782214	-37.35%	4,958	2008
	12.266314	12.421948	1.27%	1,859	2007
	10.516692	12.266314	16.64%	0	2006
	10.000000	10.516692	5.17%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.783489	10.519334	7.52%	2,336	2009
	11.114815	9.783489	-11.98%	7,415	2008
	10.747251	11.114815	3.42%	6,293	2007
	10.556674	10.747251	1.81%	0	2006
	10.332268	10.556674	2.17%	0	2005
	10.099592	10.332268	2.30%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.261747	18.241042	27.90%	0	2009
	17.064754	14.261747	-16.43%	0	2008
	16.318002	17.064754	4.58%	0	2007
	14.980954	16.318002	8.92%	0	2006
	13.590037	14.980954	10.23%	0	2005
	12.559190	13.590037	8.21%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.683170	12.094407	24.90%	0	2009
	15.854512	9.683170	-38.92%	0	2008
	14.670192	15.854512	8.07%	0	2007
	13.127241	14.670192	11.75%	0	2006
	12.279581	13.127241	6.90%	0	2005
	11.390884	12.279581	7.80%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.556198	9.710622	13.49%	0	2009
	12.279411	8.556198	-30.32%	0	2008
	11.610972	12.279411	5.76%	0	2007
	10.532595	11.610972	10.24%	0	2006
	10.205274	10.532595	3.21%	0	2005
	10.000000	10.205274	2.05%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.677336	9.411096	40.94%	0	2009
	11.134557	6.677336	-40.03%	0	2008
	10.526849	11.134557	5.77%	0	2007
	10.462777	10.526849	0.61%	0	2006
	10.069193	10.462777	3.91%	0	2005
	10.000000	10.069193	0.69%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.651424	12.981380	50.05%	0	2009
	15.025354	8.651424	-42.42%	0	2008
	13.431621	15.025354	11.87%	0	2007
	11.130676	13.431621	20.67%	0	2006
	10.657317	11.130676	4.44%	0	2005
	10.000000	10.657317	6.57%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.784853	11.873089	10.09%	0	2009
	10.715197	10.784853	0.65%	0	2008
	10.265928	10.715197	4.38%	0	2007
	10.059079	10.265928	2.06%	0	2006
	10.042021	10.059079	0.17%	0	2005
	10.000000	10.042021	0.42%	0	2004*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.571782	12.500366	18.24%	6,184	2009
	18.144090	10.571782	-41.73%	6,866	2008
	17.612985	18.144090	3.02%	8,708	2007
	15.323276	17.612985	14.94%	9,417	2006
	14.910135	15.323276	2.77%	11,919	2005
	13.644490	14.910135	9.28%	12,210	2004
	10.000000	13.644490	36.44%	4,223	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.770620	17.899440	40.16%	8,105	2009
	20.230378	12.770620	-36.87%	7,611	2008
	20.282891	20.230378	-0.26%	0	2007
	18.076044	20.282891	12.21%	0	2006
	17.252945	18.076044	4.77%	0	2005
	14.747238	17.252945	16.99%	0	2004
	10.000000	14.747238	47.47%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.174654	12.100594	8.29%	83,672	2009
	11.557301	11.174654	-3.31%	91,488	2008
	10.744215	11.557301	7.57%	34,516	2007
	10.764197	10.744215	-0.19%	25,900	2006
	10.786832	10.764197	-0.21%	11,789	2005
	10.376039	10.786832	3.96%	2,422	2004
	10.000000	10.376039	3.76%	168	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.977647	12.702518	15.71%	1,416	2009
	17.118633	10.977647	-35.87%	1,484	2008
	17.501112	17.118633	-2.19%	3,771	2007
	15.248165	17.501112	14.78%	3,087	2006
	14.848231	15.248165	2.69%	3,918	2005
	13.424590	14.848231	10.60%	3,942	2004
	10.000000	13.424590	34.25%	3,596	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.385566	11.969492	27.53%	70,302	2009
	12.654442	9.385566	-25.83%	48,775	2008
	13.201290	12.654442	-4.14%	38,858	2007
	11.175422	13.201290	18.13%	26,057	2006
	10.000000	11.175422	11.75%	3,935	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.192058	14.341220	17.63%	135,220	2009
	16.953772	12.192058	-28.09%	129,936	2008
	18.225035	16.953772	-6.98%	86,008	2007
	15.657686	18.225035	16.40%	28,748	2006
	15.198000	15.657686	3.02%	21,495	2005
	13.548279	15.198000	12.18%	2,458	2004
	10.000000	13.548279	35.48%	461	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.035254	20.35%	4,513	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.644443	16.760592	22.84%	8,561	2009
	20.102320	13.644443	-32.13%	7,522	2008
	20.597299	20.102320	-2.40%	3,362	2007
	18.322676	20.597299	12.41%	0	2006
	17.390155	18.322676	5.36%	0	2005
	14.521723	17.390155	19.75%	0	2004
	10.000000	14.521723	45.22%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.610643	13.140125	23.84%	55,199	2009
	17.230487	10.610643	-38.42%	59,265	2008
	16.705238	17.230487	3.14%	55,139	2007
	14.757838	16.705238	13.20%	52,395	2006
	14.382267	14.757838	2.61%	43,417	2005
	13.265137	14.382267	8.42%	18,195	2004
	10.000000	13.265137	32.65%	732	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.015450	13.228460	20.09%	8,471	2009
	15.953656	11.015450	-30.95%	7,575	2008
	15.198002	15.953656	4.97%	3,381	2007
	13.310580	15.198002	14.18%	4,605	2006
	13.011223	13.310580	2.30%	2,822	2005
	12.636845	13.011223	2.96%	1,572	2004
	10.000000	12.636845	26.37%	1,572	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.430458	10.416903	23.56%	0	2009
	13.789376	8.430458	-38.86%	0	2008
	15.821007	13.789376	-12.84%	0	2007
	15.554423	15.821007	1.71%	0	2006
	14.997346	15.554423	3.71%	0	2005
	13.746125	14.997346	9.10%	0	2004
	10.000000	13.746125	37.46%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.509681	12.808384	11.28%	0	2009
	16.656504	11.509681	-30.90%	0	2008
	15.463850	16.656504	7.71%	0	2007
	13.593219	15.463850	13.76%	0	2006
	13.604024	13.593219	-0.08%	0	2005
	12.927207	13.604024	5.24%	0	2004
	10.000000	12.927207	29.27%	282	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.863406	11.644119	18.05%	46,595	2009
	10.859284	9.863406	-9.17%	50,634	2008
	10.513347	10.859284	3.29%	50,647	2007
	10.296493	10.513347	2.11%	14,925	2006
	10.376971	10.296493	-0.78%	10,510	2005
	10.222441	10.376971	1.51%	1,998	2004
	10.000000	10.222441	2.22%	1,064	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.996925	10.956998	21.79%	130,153	2009
	12.237236	8.996925	-26.48%	151,050	2008
	11.488747	12.237236	6.51%	116,290	2007
	10.670550	11.488747	7.67%	74,427	2006
	10.000000	10.670550	6.71%	12,413	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.592820	10.852605	26.30%	493,722	2009
	13.015105	8.592820	-33.98%	521,128	2008
	12.047375	13.015105	8.03%	525,871	2007
	10.976545	12.047375	9.76%	483,641	2006
	10.000000	10.976545	9.77%	153,115	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.225886	10.601792	28.88%	114,090	2009
	13.541827	8.225886	-39.26%	118,785	2008
	12.409354	13.541827	9.13%	110,989	2007
	11.184232	12.409354	10.95%	88,048	2006
	10.000000	11.184232	11.84%	40,411	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.285810	16.352112	33.10%	200,588	2009
	21.820476	12.285810	-43.70%	221,643	2008
	18.934891	21.820476	15.24%	230,355	2007
	17.294168	18.934891	9.49%	211,409	2006
	15.089314	17.294168	14.61%	107,880	2005
	13.336337	15.089314	13.14%	26,390	2004
	10.000000	13.336337	33.36%	1,357	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.809426	14.222735	44.99%	0	2009
	21.898425	9.809426	-55.20%	0	2008
	15.304969	21.898425	43.08%	0	2007
	13.357393	15.304969	14.58%	0	2006
	10.000000	13.357393	33.57%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.212523	13.032263	27.61%	134,444	2009
	18.176748	10.212523	-43.82%	132,070	2008
	18.269816	18.176748	-0.51%	58,195	2007
	15.504390	18.269816	17.84%	39,657	2006
	14.947116	15.504390	3.73%	29,375	2005
	13.676909	14.947116	9.29%	7,673	2004
	10.000000	13.676909	36.77%	1,261	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.789375	12.307758	25.73%	35,293	2009
	18.910316	9.789375	-48.23%	30,743	2008
	15.197310	18.910316	24.43%	26,476	2007
	14.513399	15.197310	4.71%	22,131	2006
	14.000748	14.513399	3.66%	6,504	2005
	13.818654	14.000748	1.32%	2,703	2004
	10.000000	13.818654	38.19%	1,015	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.455436	11.861582	13.45%	2,159,427	2009
	11.023236	10.455436	-5.15%	2,050,852	2008
	10.780356	11.023236	2.25%	2,071,413	2007
	10.536024	10.780356	2.32%	611,328	2006
	10.523767	10.536024	0.12%	49,610	2005
	10.280466	10.523767	2.37%	11,416	2004
	10.000000	10.280466	2.80%	1,113	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.084376	20.711886	37.31%	174,395	2009
	25.422593	15.084376	-40.67%	177,727	2008
	22.436487	25.422593	13.31%	112,888	2007
	20.315297	22.436487	10.44%	72,510	2006
	17.519636	20.315297	15.96%	48,541	2005
	14.304553	17.519636	22.48%	22,990	2004
	10.000000	14.304553	43.05%	2,680	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.051348	17.425249	24.01%	0	2009
	25.521269	14.051348	-44.94%	0	2008
	22.193606	25.521269	14.99%	0	2007
	19.179150	22.193606	15.72%	0	2006
	16.433121	19.179150	16.71%	0	2005
	14.760564	16.433121	11.33%	0	2004
	10.000000	14.760564	47.61%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.411523	11.669470	23.99%	44,912	2009
	17.089649	9.411523	-44.93%	28,829	2008
	14.860462	17.089649	15.00%	4,431	2007
	12.837627	14.860462	15.76%	1,069	2006
	11.003353	12.837627	16.67%	34	2005
	10.000000	11.003353	10.03%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.559959	16.304818	54.40%	5,567	2009
	22.064612	10.559959	-52.14%	7,037	2008
	21.300753	22.064612	3.59%	8,448	2007
	18.687545	21.300753	13.98%	8,956	2006
	18.568815	18.687545	0.64%	8,354	2005
	16.601913	18.568815	11.85%	2,657	2004
	10.000000	16.601913	66.02%	1,049	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.809563	10.404178	33.22%	136,720	2009
	11.299943	7.809563	-30.89%	131,211	2008
	11.085844	11.299943	1.93%	115,472	2007
	10.000000	11.085844	10.86%	16,510	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.481566	13.237176	15.29%	86,072	2009
	16.030637	11.481566	-28.38%	92,890	2008
	16.768456	16.030637	-4.40%	109,809	2007
	14.571240	16.768456	15.08%	131,462	2006
	14.338735	14.571240	1.62%	102,154	2005
	13.147979	14.338735	9.06%	36,896	2004
	10.000000	13.147979	31.48%	8,583	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.545032	17.188036	26.90%	485,389	2009
	20.582439	13.545032	-34.19%	12,480	2008
	21.461905	20.582439	-4.10%	5,851	2007
	18.672305	21.461905	14.94%	771	2006
	17.472125	18.672305	6.87%	21	2005
	14.370679	17.472125	21.58%	0	2004
	10.000000	14.370679	43.71%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.578070	8.418116	27.97%	0	2009
	10.000000	6.578070	-34.22%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.369330	15.891739	69.61%	0	2009
	20.149958	9.369330	-53.50%	0	2008
	15.937169	20.149958	26.43%	0	2007
	12.655507	15.937169	25.93%	0	2006
	10.000000	12.655507	26.56%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.724837	18.479732	34.64%	0	2009
	23.430527	13.724837	-41.42%	0	2008
	20.657060	23.430527	13.43%	0	2007
	17.311415	20.657060	19.33%	0	2006
	15.992577	17.311415	8.25%	0	2005
	13.732826	15.992577	16.46%	0	2004
	10.000000	13.732826	37.33%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.855569	13.284976	34.80%	119,036	2009
	16.829070	9.855569	-41.44%	1,402,172	2008
	14.838451	16.829070	13.42%	801,551	2007
	12.433552	14.838451	19.34%	288,963	2006
	11.490111	12.433552	8.21%	19,223	2005
	10.000000	11.490111	14.90%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.324804	14.371916	16.61%	0	2009
	11.811239	12.324804	4.35%	0	2008
	10.828109	11.811239	9.08%	0	2007
	9.766142	10.828109	10.87%	0	2006
	10.000000	9.766142	-2.34%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.573413	11.354626	18.61%	11,823	2009
	16.983818	9.573413	-43.63%	12,130	2008
	15.472600	16.983818	9.77%	11,640	2007
	14.847962	15.472600	4.21%	11,041	2006
	13.917742	14.847962	6.68%	7,493	2005
	13.321974	13.917742	4.47%	1,381	2004
	10.000000	13.321974	33.22%	1,590	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.907803	15.216979	39.51%	10,561	2009
	20.999070	10.907803	-48.06%	9,944	2008
	19.335577	20.999070	8.60%	5,779	2007
	16.927273	19.335577	14.23%	4,857	2006
	15.766901	16.927273	7.36%	7,183	2005
	13.921930	15.766901	13.25%	4,816	2004
	10.000000	13.921930	39.22%	611	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.825400	18.25%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.552746	15.488254	23.39%	583	2009
	15.220939	12.552746	-17.53%	1,565	2008
	14.048292	15.220939	8.35%	2,898	2007
	12.949158	14.048292	8.49%	3,835	2006
	12.241351	12.949158	5.78%	4,178	2005
	11.505218	12.241351	6.40%	4,184	2004
	10.000000	11.505218	15.05%	533	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.553269	18.009002	43.46%	42,827	2009
	22.943703	12.553269	-45.29%	19,170	2008
	17.092574	22.943703	34.23%	5,425	2007
	15.942807	17.092574	7.21%	107	2006
	14.415779	15.942807	10.59%	107	2005
	12.437665	14.415779	15.90%	107	2004
	10.000000	12.437665	24.38%	108	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.550541	22.081392	75.94%	232,137	2009
	26.730950	12.550541	-53.05%	261,323	2008
	21.245256	26.730950	25.82%	111,466	2007
	14.739596	21.245256	44.14%	91,907	2006
	11.363048	14.739596	29.72%	0	2005
	10.000000	11.363048	13.63%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.470555	32.496924	75.94%	0	2009
	39.355413	18.470555	-53.07%	0	2008
	31.292247	39.355413	25.77%	0	2007
	21.719936	31.292247	44.07%	0	2006
	16.754159	21.719936	29.64%	0	2005
	14.367666	16.754159	16.61%	0	2004
	10.000000	14.367666	43.68%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.833460	13.438590	36.66%	7,138	2009
	15.882140	9.833460	-38.08%	8,121	2008
	14.561211	15.882140	9.07%	10,772	2007
	13.811057	14.561211	5.43%	11,471	2006
	13.486320	13.811057	2.41%	6,833	2005
	12.594868	13.486320	7.08%	3,020	2004
	10.000000	12.594868	25.95%	1,673	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.769555	15.362835	20.31%	1,090,234	2009
	19.324816	12.769555	-33.92%	76,965	2008
	18.282573	19.324816	5.70%	39,495	2007
	15.440964	18.282573	18.40%	18,170	2006
	14.760636	15.440964	4.61%	15,591	2005
	13.083772	14.760636	12.82%	11,902	2004
	10.000000	13.083772	30.84%	237	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.699723	10.737521	23.42%	32,664	2009
	12.484899	8.699723	-31.59%	67,860	2008
	11.889257	12.484899	5.01%	66,580	2007
	10.958549	11.889257	8.49%	70,135	2006
	10.724619	10.958549	2.18%	64,653	2005
	10.000000	10.724619	7.25%	3,468	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.881836	9.889402	11.34%	957,146	2009
	10.442362	8.881836	-14.94%	1,849,401	2008
	10.145287	10.442362	2.93%	1,759,086	2007
	9.909111	10.145287	2.38%	610,592	2006
	9.941633	9.909111	-0.33%	18,206	2005
	10.040481	9.941633	-0.98%	10,502	2004
	10.000000	10.040481	0.40%	3,936	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.129398	11.010583	20.61%	632	2009
	15.352476	9.129398	-40.53%	524	2008
	15.547415	15.352476	-1.25%	331	2007
	15.034039	15.547415	3.41%	0	2006
	14.870180	15.034039	1.10%	0	2005
	13.528240	14.870180	9.92%	0	2004
	10.000000	13.528240	35.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.042218	12.967155	29.13%	49,293	2009
	16.879012	10.042218	-40.50%	48,669	2008
	15.965747	16.879012	5.72%	1,699,294	2007
	14.291049	15.965747	11.72%	734,518	2006
	13.611475	14.291049	4.99%	53,098	2005
	12.229791	13.611475	11.30%	2,092	2004
	10.000000	12.229791	22.30%	2,092	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.285209	12.85%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.404567	24.05%	2,332	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.506594	9.102112	21.25%	1,490,156	2009
	10.880072	7.506594	-31.01%	1,558,333	2008
	10.434128	10.880072	4.27%	663,811	2007
	10.000000	10.434128	4.34%	140,975	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.331593	10.282254	10.19%	1,106,289	2009
	10.538162	9.331593	-11.45%	1,207,818	2008
	10.416259	10.538162	1.17%	408,237	2007
	10.000000	10.416259	4.16%	4,861	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.258389	10.098290	39.13%	116,073	2009
	12.039659	7.258389	-39.71%	126,047	2008
	10.715931	12.039659	12.35%	64,076	2007
	10.000000	10.715931	7.16%	545	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.171929	8.415640	36.35%	252,330	2009
	11.260943	6.171929	-45.19%	368,635	2008
	10.243775	11.260943	9.93%	233,867	2007
	10.000000	10.243775	2.44%	116,430	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.948820	7.638486	28.40%	1,435,286	2009
	9.776234	5.948820	-39.15%	1,420,290	2008
	10.000000	9.776234	-2.24%	356,965	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.091024	14.475127	43.45%	1,728	2009
	14.263038	10.091024	-29.25%	1,728	2008
	14.077197	14.263038	1.32%	1,728	2007
	12.953685	14.077197	8.67%	1,728	2006
	12.877246	12.953685	0.59%	1,728	2005
	11.904593	12.877246	8.17%	0	2004
	10.000000	11.904593	19.05%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.105879	11.634011	43.53%	261	2009
	11.474465	8.105879	-29.36%	261	2008
	11.321282	11.474465	1.35%	192	2007
	10.418162	11.321282	8.67%	122	2006
	10.000000	10.418162	4.18%	48	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.443293	6.923092	27.19%	19,985	2009
	10.000000	5.443293	-45.57%	13,200	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.259947	32.60%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.093703	7.655149	50.29%	18,378	2009
	10.000000	5.093703	-49.06%	18,466	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.103951	7.872447	28.97%	2,243,470	2009
	10.000000	6.103951	-38.96%	2,590,906	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.337755	8.044836	26.94%	0	2009
	10.000000	6.337755	-36.62%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.895368	9.294787	17.72%	436,555	2009
	10.000000	7.895368	-21.05%	442,716	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.175372	8.753321	21.99%	1,035,882	2009
	10.000000	7.175372	-28.25%	1,104,024	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.042194	10.040691	11.04%	13,599	2009
	10.000000	9.042194	-9.58%	13,602	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.532112	9.024479	19.81%	514,385	2009
	10.000000	7.532112	-24.68%	497,048	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.813408	8.473381	24.36%	100,107	2009
	10.000000	6.813408	-31.87%	87,199	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.274211	9.566746	15.62%	39,678	2009
	10.000000	8.274211	-17.26%	39,695	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.807050	10.463248	6.69%	1,168,721	2009
	10.000000	9.807050	-1.93%	3,204	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.812853	11.225826	14.40%	8,648	2009
	10.000000	9.812853	-1.87%	10,033	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.238876	32.429811	60.24%	0	2009
	48.966528	20.238876	-58.67%	0	2008
	34.329087	48.966528	42.64%	0	2007
	25.630840	34.329087	33.94%	0	2006
	19.712603	25.630840	30.02%	0	2005
	16.659025	19.712603	18.33%	0	2004
	10.000000	16.659025	66.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.108847	19.402636	60.24%	0	2009
	29.250342	12.108847	-58.60%	0	2008
	20.470158	29.250342	42.89%	0	2007
	15.256471	20.470158	34.17%	0	2006
	11.719770	15.256471	30.18%	0	2005
	10.000000	11.719770	17.20%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.695753	11.800022	0.89%	1,728,852	2009
	11.050957	11.695753	5.83%	2,057,641	2008
	10.497385	11.050957	5.27%	1,834,326	2007
	10.338406	10.497385	1.54%	653,978	2006
	10.189502	10.338406	1.46%	58,536	2005
	10.043359	10.189502	1.46%	4,872	2004
	10.000000	10.043359	0.43%	1,622	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.510364	8.226406	26.36%	11,546	2009
	11.644002	6.510364	-44.09%	11,454	2008
	10.835236	11.644002	7.46%	2,080	2007
	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.078766	15.095973	24.98%	1,494,795	2009
	19.466359	12.078766	-37.95%	1,585,871	2008
	18.700744	19.466359	4.09%	1,606,306	2007
	16.285762	18.700744	14.83%	1,496,542	2006
	15.356948	16.285762	6.05%	1,079,009	2005
	13.707728	15.356948	12.03%	262,146	2004
	10.000000	13.707728	37.08%	84,849	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.503903	15.04%	4,320	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.061576	20.62%	19,284	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.159036	11.959774	7.18%	177,326	2009
	12.085719	11.159036	-7.67%	180,011	2008
	11.673956	12.085719	3.53%	175,818	2007
	11.191464	11.673956	4.31%	132,986	2006
	11.025641	11.191464	1.50%	67,291	2005
	10.723133	11.025641	2.82%	26,516	2004
	10.000000	10.723133	7.23%	2,367	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.649125	13.635381	17.05%	12,939,741	2009
	15.437685	11.649125	-24.54%	13,728,342	2008
	14.872451	15.437685	3.80%	13,339,522	2007
	13.593344	14.872451	9.41%	9,205,738	2006
	13.132916	13.593344	3.51%	3,412,781	2005
	12.203108	13.132916	7.62%	716,057	2004
	10.000000	12.203108	22.03%	229,920	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.950716	14.605638	22.22%	11,552,814	2009
	17.729297	11.950716	-32.59%	12,069,261	2008
	17.001173	17.729297	4.28%	12,026,035	2007
	15.106544	17.001173	12.54%	10,069,065	2006
	14.359307	15.106544	5.20%	3,959,971	2005
	13.038300	14.359307	10.13%	740,267	2004
	10.000000	13.038300	30.38%	130,248	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.432441	12.867974	12.56%	1,864,315	2009
	13.696706	11.432441	-16.53%	2,029,252	2008
	13.170301	13.696706	4.00%	1,800,368	2007
	12.362921	13.170301	6.53%	919,541	2006
	12.042290	12.362921	2.66%	593,125	2005
	11.437925	12.042290	5.28%	128,319	2004
	10.000000	11.437925	14.38%	24,175	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.751660	17.133429	34.36%	21,273	2009
	20.427933	12.751660	-37.58%	21,500	2008
	19.332334	20.427933	5.67%	13,646	2007
	17.905052	19.332334	7.97%	5,620	2006
	16.256166	17.905052	10.14%	5,912	2005
	14.296525	16.256166	13.71%	3,211	2004
	10.000000	14.296525	42.97%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.480380	10.301295	-1.71%	301,379	2009
	10.452394	10.480380	0.27%	263,071	2008
	10.152993	10.452394	2.95%	381,566	2007
	9.885496	10.152993	2.71%	186,854	2006
	9.799630	9.885496	0.88%	42,360	2005
	9.893901	9.799630	-0.95%	0	2004
	10.000000	9.893901	-1.06%	13,774	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.853499	12.041376	22.20%	46,476	2009
	12.125745	9.853499	-18.74%	49,401	2008
	11.797281	12.125745	2.78%	25,071	2007
	11.452724	11.797281	3.01%	2,441	2006
	11.407467	11.452724	0.40%	2,441	2005
	10.898535	11.407467	4.67%	0	2004
	10.000000	10.898535	8.99%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.052492	8.093736	33.73%	2,023,854	2009
	10.000000	6.052492	-39.48%	2,109,047	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.352016	14.444525	27.24%	0	2009
	21.589059	11.352016	-47.42%	0	2008
	21.396244	21.589059	0.90%	0	2007
	17.790715	21.396244	20.27%	0	2006
	16.197590	17.790715	9.84%	0	2005
	13.738380	16.197590	17.90%	0	2004
	10.000000	13.738380	37.38%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.031437	10.218016	27.23%	113,863	2009
	15.266276	8.031437	-47.39%	803,861	2008
	15.131435	15.266276	0.89%	943,573	2007
	12.581194	15.131435	20.27%	308,369	2006
	11.453079	12.581194	9.85%	20,251	2005
	10.000000	11.453079	14.53%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.285917	7.988688	27.09%	1,214,960	2009
	10.000000	6.285917	-37.14%	4,090	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.274075	7.854021	25.18%	56,148	2009
	10.000000	6.274075	-37.26%	2,268	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.196535	7.714076	24.49%	1,192,074	2009
	10.000000	6.196535	-38.03%	844,620	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.678536	8.560970	28.19%	1,149,626	2009
	10.000000	6.678536	-33.21%	1,589,145	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.238210	11.544128	24.96%	5,383	2009
	17.587905	9.238210	-47.47%	4,866	2008
	16.349615	17.587905	7.57%	1,933	2007
	16.157720	16.349615	1.19%	0	2006
	15.263895	16.157720	5.86%	0	2005
	13.727977	15.263895	11.19%	0	2004
	10.000000	13.727977	37.28%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.517550	16.715464	23.66%	6,304	2009
	20.323216	13.517550	-33.49%	5,805	2008
	22.299337	20.323216	-8.86%	4,401	2007
	19.381755	22.299337	15.05%	0	2006
	19.192160	19.381755	0.99%	0	2005
	16.696167	19.192160	14.95%	0	2004
	10.000000	16.696167	66.96%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.512624	16.526315	32.08%	33,330	2009
	20.659969	12.512624	-39.44%	222,835	2008
	20.638995	20.659969	0.10%	159,633	2007
	18.796627	20.638995	9.80%	89,270	2006
	17.079751	18.796627	10.05%	4,286	2005
	14.634859	17.079751	16.71%	0	2004
	10.000000	14.634859	46.35%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.053611	12.402068	23.36%	1,530,489	2009
	17.525749	10.053611	-42.64%	1,829,980	2008
	16.534481	17.525749	6.00%	1,386,899	2007
	14.839520	16.534481	11.42%	590,295	2006
	14.109763	14.839520	5.17%	33,863	2005
	13.111059	14.109763	7.62%	0	2004
	10.000000	13.111059	31.11%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.567096	7.138633	28.23%	369	2009
	10.000000	5.567096	-44.33%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.826970	10.341446	5.24%	152,900	2009
	10.000000	9.826970	-1.73%	32,961	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.885329	28.85%	1,046	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.881784	28.82%	1,575,243	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.708491	13.495264	26.02%	172,035	2009
	17.361358	10.708491	-38.32%	265,626	2008
	18.145324	17.361358	-4.32%	954,687	2007
	15.981000	18.145324	13.54%	464,666	2006
	15.646565	15.981000	2.14%	49,019	2005
	13.601345	15.646565	15.04%	359	2004
	10.000000	13.601345	36.01%	359	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.289305	13.156416	41.63%	76,146	2009
	17.400525	9.289305	-46.61%	85,202	2008
	15.556184	17.400525	11.86%	89,681	2007
	14.703095	15.556184	5.80%	51,845	2006
	14.270341	14.703095	3.03%	42,654	2005
	13.623204	14.270341	4.75%	6,305	2004
	10.000000	13.623204	36.23%	573	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.082697	12.437950	36.94%	0	2009
	15.497557	9.082697	-41.39%	925	2008
	14.873968	15.497557	4.19%	1,009	2007
	12.894589	14.873968	15.35%	227	2006
	11.507127	12.894589	12.06%	0	2005
	10.000000	11.507127	15.07%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.929309	19.071417	36.92%	0	2009
	23.760837	13.929309	-41.38%	0	2008
	22.799883	23.760837	4.21%	0	2007
	19.771731	22.799883	15.32%	0	2006
	17.642303	19.771731	12.07%	0	2005
	15.104878	17.642303	16.80%	0	2004
	10.000000	15.104878	51.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.001939	2.486511	24.21%	0	2009
	9.535678	2.001939	-79.01%	0	2008
	10.000000	9.535678	-4.64%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.856265	3.534524	23.75%	0	2009
	13.568598	2.856265	-78.95%	0	2008
	13.876681	13.568598	-2.22%	0	2007
	12.930195	13.876681	7.32%	0	2006
	12.901188	12.930195	0.22%	0	2005
	12.076446	12.901188	6.83%	0	2004
	10.000000	12.076446	20.76%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.141101	12.752848	25.75%	1,470,281	2009
	16.818258	10.141101	-39.70%	1,552,727	2008
	16.437065	16.818258	2.32%	1,314,409	2007
	14.577583	16.437065	12.76%	680,818	2006
	14.030984	14.577583	3.90%	53,791	2005
	13.084249	14.030984	7.24%	4,151	2004
	10.000000	13.084249	30.84%	384	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.652987	17.016614	34.49%	21,960	2009
	20.773571	12.652987	-39.09%	469,138	2008
	21.444172	20.773571	-3.13%	256,185	2007
	19.034924	21.444172	12.66%	107,998	2006
	17.657508	19.034924	7.80%	4,257	2005
	15.079668	17.657508	17.09%	0	2004
	10.000000	15.079668	50.80%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.837712	8.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.916941	9.17%	647,301	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.775762	11.192638	27.54%	2,415	2009
	14.570845	8.775762	-39.77%	2,584	2008
	15.785091	14.570845	-7.69%	3,431	2007
	13.860142	15.785091	13.89%	2,486	2006
	13.405421	13.860142	3.39%	1,934	2005
	12.279684	13.405421	9.17%	1,944	2004
	10.000000	12.279684	22.80%	1,149	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.711052	14.340444	22.45%	0	2009
	21.267332	11.711052	-44.93%	0	2008
	19.976776	21.267332	6.46%	0	2007
	15.918898	19.976776	25.49%	0	2006
	14.440241	15.918898	10.24%	0	2005
	12.648853	14.440241	14.16%	0	2004
	10.000000	12.648853	26.49%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.340797	13.431125	61.03%	2,502	2009
	13.482437	8.340797	-38.14%	2,502	2008
	13.005932	13.482437	3.66%	2,671	2007
	12.554562	13.005932	3.60%	2,671	2006
	12.089308	12.554562	3.85%	2,671	2005
	11.715038	12.089308	3.19%	2,672	2004
	10.000000	11.715038	17.15%	169	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.480089	10.420585	39.31%	42,604	2009
	13.275860	7.480089	-43.66%	1,089,177	2008
	12.013255	13.275860	10.51%	498,974	2007
	11.183366	12.013255	7.42%	22,590	2006
	10.000000	11.183366	11.83%	10,005	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.767710	9.558863	23.06%	196,376	2009
	12.405127	7.767710	-37.38%	206,420	2008
	12.255971	12.405127	1.22%	130,864	2007
	10.513147	12.255971	16.58%	68,986	2006
	10.000000	10.513147	5.13%	9,435	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.755312	10.483703	7.47%	42,126	2009
	11.088437	9.755312	-12.02%	1,375,751	2008
	10.727232	11.088437	3.37%	1,486,009	2007
	10.542363	10.727232	1.75%	471,457	2006
	10.323495	10.542363	2.12%	26,730	2005
	10.096155	10.323495	2.25%	0	2004
	10.000000	10.096155	0.96%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.218283	18.176215	27.84%	0	2009
	17.021413	14.218283	-16.47%	0	2008
	16.284877	17.021413	4.52%	0	2007
	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	0	2004
	10.000000	12.552802	25.53%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.656713	12.055238	24.84%	205	2009
	15.819267	9.656713	-38.96%	205	2008
	14.645062	15.819267	8.02%	205	2007
	13.111399	14.645062	11.70%	205	2006
	12.270978	13.111399	6.85%	2,754	2005
	11.388700	12.270978	7.75%	2,795	2004
	10.000000	11.388700	13.89%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.538257	9.685328	13.43%	0	2009
	12.259903	8.538257	-30.36%	0	2008
	11.598463	12.259903	5.70%	0	2007
	10.526589	11.598463	10.18%	0	2006
	10.204621	10.526589	3.16%	0	2005
	10.000000	10.204621	2.05%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.663330	9.386580	40.87%	524	2009
	11.116881	6.663330	-40.06%	525	2008
	10.515506	11.116881	5.72%	525	2007
	10.456804	10.515506	0.56%	526	2006
	10.068551	10.456804	3.86%	391	2005
	10.000000	10.068551	0.69%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.633268	12.947558	49.97%	7,408	2009
	15.001465	8.633268	-42.45%	0	2008
	13.417123	15.001465	11.81%	0	2007
	11.124318	13.417123	20.61%	0	2006
	10.656634	11.124318	4.39%	0	2005
	10.000000	10.656634	6.57%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.762240	11.842167	10.03%	0	2009
	10.698171	10.762240	0.60%	0	2008
	10.254861	10.698171	4.32%	0	2007
	10.053336	10.254861	2.00%	0	2006
	10.041379	10.053336	0.12%	0	2005
	10.000000	10.041379	0.41%	0	2004*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.540193	12.456663	18.18%	0	2009
	18.099119	10.540193	-41.76%	0	2008
	17.578329	18.099119	2.96%	0	2007
	15.300880	17.578329	14.88%	0	2006
	14.895904	15.300880	2.72%	0	2005
	13.638413	14.895904	9.22%	0	2004
	10.000000	13.638413	36.38%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.732506	17.836941	40.09%	0	2009
	20.180294	12.732506	-36.91%	0	2008
	20.243032	20.180294	-0.31%	0	2007
	18.049671	20.243032	12.15%	0	2006
	17.236512	18.049671	4.72%	0	2005
	14.740687	17.236512	16.93%	0	2004
	10.000000	14.740687	47.41%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.140577	12.057551	8.23%	0	2009
	11.527924	11.140577	-3.36%	0	2008
	10.722391	11.527924	7.51%	0	2007
	10.747787	10.722391	-0.24%	0	2006
	10.775856	10.747787	-0.26%	110	2005
	10.370757	10.775856	3.91%	117	2004
	10.000000	10.370757	3.71%	123	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.944856	12.658137	15.65%	0	2009
	17.076207	10.944856	-35.91%	0	2008
	17.466671	17.076207	-2.24%	0	2007
	15.225883	17.466671	14.72%	0	2006
	14.834062	15.225883	2.64%	0	2005
	13.418600	14.834062	10.55%	0	2004
	10.000000	13.418600	34.19%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.368076	11.941104	27.47%	0	2009
	12.637300	9.368076	-25.87%	0	2008
	13.190159	12.637300	-4.19%	0	2007
	11.171661	13.190159	18.07%	0	2006
	10.000000	11.171661	11.72%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.155656	14.291117	17.57%	0	2009
	16.911778	12.155656	-28.12%	0	2008
	18.189206	16.911778	-7.02%	0	2007
	15.634840	18.189206	16.34%	0	2006
	15.183516	15.634840	2.97%	0	2005
	13.542256	15.183516	12.12%	0	2004
	10.000000	13.542256	35.42%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.031177	20.31%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.603687	16.702030	22.78%	294	2009
	20.052499	13.603687	-32.16%	328	2008
	20.556777	20.052499	-2.45%	342	2007
	18.295913	20.556777	12.36%	85	2006
	17.373568	18.295913	5.31%	506	2005
	14.515251	17.373568	19.69%	1,051	2004
	10.000000	14.515251	45.15%	739	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.578942	13.094192	23.78%	195	2009
	17.187782	10.578942	-38.45%	196	2008
	16.672368	17.187782	3.09%	196	2007
	14.736279	16.672368	13.14%	197	2006
	14.368549	14.736279	2.56%	0	2005
	13.259231	14.368549	8.37%	0	2004
	10.000000	13.259231	32.59%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.982547	13.182244	20.03%	0	2009
	15.914110	10.982547	-30.99%	0	2008
	15.168104	15.914110	4.92%	0	2007
	13.291141	15.168104	14.12%	0	2006
	12.998806	13.291141	2.25%	0	2005
	12.631214	12.998806	2.91%	0	2004
	10.000000	12.631214	26.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.405272	10.380505	23.50%	277	2009
	13.755208	8.405272	-38.89%	420	2008
	15.789885	13.755208	-12.89%	550	2007
	15.531693	15.789885	1.66%	888	2006
	14.983039	15.531693	3.66%	1,263	2005
	13.740007	14.983039	9.05%	1,392	2004
	10.000000	13.740007	37.40%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.475328	12.763647	11.23%	0	2009
	16.615252	11.475328	-30.93%	0	2008
	15.433434	16.615252	7.66%	0	2007
	13.573366	15.433434	13.70%	0	2006
	13.591048	13.573366	-0.13%	0	2005
	12.921451	13.591048	5.18%	0	2004
	10.000000	12.921451	29.21%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.833968	11.603463	17.99%	0	2009
	10.832380	9.833968	-9.22%	0	2008
	10.492661	10.832380	3.24%	0	2007
	10.281448	10.492661	2.05%	0	2006
	10.367069	10.281448	-0.83%	0	2005
	10.217883	10.367069	1.46%	0	2004
	10.000000	10.217883	2.18%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.980132	10.930971	21.72%	0	2009
	12.220629	8.980132	-26.52%	0	2008
	11.479030	12.220629	6.46%	0	2007
	10.666944	11.479030	7.61%	0	2006
	10.000000	10.666944	6.67%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.576795	10.826860	26.23%	0	2009
	12.997456	8.576795	-34.01%	0	2008
	12.037198	12.997456	7.98%	0	2007
	10.972836	12.037198	9.70%	0	2006
	10.000000	10.972836	9.73%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.210542	10.576612	28.82%	0	2009
	13.523463	8.210542	-39.29%	0	2008
	12.398869	13.523463	9.07%	0	2007
	11.180460	12.398869	10.90%	0	2006
	10.000000	11.180460	11.80%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.249116	16.294964	33.03%	650	2009
	21.766411	12.249116	-43.72%	3,309	2008
	18.897645	21.766411	15.18%	2,964	2007
	17.268897	18.897645	9.43%	2,905	2006
	15.074909	17.268897	14.55%	3,365	2005
	13.330385	15.074909	13.09%	278	2004
	10.000000	13.330385	33.30%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.791116	14.188948	44.92%	20	2009
	21.868739	9.791116	-55.23%	9	2008
	15.292040	21.868739	43.01%	2	2007
	13.352901	15.292040	14.52%	561	2006
	10.000000	13.352901	33.53%	766	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.182016	12.986716	27.55%	0	2009
	18.131699	10.182016	-43.84%	1,798	2008
	18.233864	18.131699	-0.56%	2,524	2007
	15.481737	18.233864	17.78%	2,604	2006
	14.932866	15.481737	3.68%	2,694	2005
	13.670820	14.932866	9.23%	0	2004
	10.000000	13.670820	36.71%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.760134	12.264761	25.66%	0	2009
	18.863469	9.760134	-48.26%	0	2008
	15.167421	18.863469	24.37%	0	2007
	14.492214	15.167421	4.66%	0	2006
	13.987398	14.492214	3.61%	0	2005
	13.812504	13.987398	1.27%	0	2004
	10.000000	13.812504	38.13%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.424222	11.820142	13.39%	0	2009
	10.995925	10.424222	-5.20%	270	2008
	10.759148	10.995925	2.20%	289	2007
	10.520620	10.759148	2.27%	227	2006
	10.513713	10.520620	0.07%	167	2005
	10.275874	10.513713	2.31%	121	2004
	10.000000	10.275874	2.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.039323	20.639521	37.24%	0	2009
	25.359600	15.039323	-40.70%	0	2008
	22.392345	25.359600	13.25%	0	2007
	20.285633	22.392345	10.39%	0	2006
	17.502931	20.285633	15.90%	91	2005
	14.298178	17.502931	22.41%	96	2004
	10.000000	14.298178	42.98%	101	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.009388	17.364361	23.95%	0	2009
	25.458055	14.009388	-44.97%	0	2008
	22.149968	25.458055	14.93%	0	2007
	19.151163	22.149968	15.66%	0	2006
	16.417462	19.151163	16.65%	0	2005
	14.753996	16.417462	11.27%	0	2004
	10.000000	14.753996	47.54%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.389224	11.635880	23.93%	0	2009
	17.057859	9.389224	-44.96%	0	2008
	14.840411	17.057859	14.94%	0	2007
	12.826808	14.840411	15.70%	0	2006
	10.999651	12.826808	16.61%	0	2005
	10.000000	10.999651	10.00%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.528423	16.247843	54.32%	0	2009
	22.009961	10.528423	-52.17%	0	2008
	21.258879	22.009961	3.53%	0	2007
	18.660266	21.258879	13.93%	0	2006
	18.551112	18.660266	0.59%	0	2005
	16.594524	18.551112	11.79%	0	2004
	10.000000	16.594524	65.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.798968	10.384783	33.16%	0	2009
	11.290361	7.798968	-30.92%	0	2008
	11.082100	11.290361	1.88%	0	2007
	10.000000	11.082100	10.82%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.447265	13.190899	15.23%	601	2009
	15.990900	11.447265	-28.41%	1,131	2008
	16.735450	15.990900	-4.45%	2,709	2007
	14.549945	16.735450	15.02%	3,443	2006
	14.325045	14.549945	1.57%	4,372	2005
	13.142118	14.325045	9.00%	3,218	2004
	10.000000	13.142118	31.42%	105	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.504549	17.127950	26.83%	17	2009
	20.531409	13.504549	-34.22%	9	2008
	21.419668	20.531409	-4.15%	2	2007
	18.645032	21.419668	14.88%	667	2006
	17.455454	18.645032	6.81%	986	2005
	14.364281	17.455454	21.52%	0	2004
	10.000000	14.364281	43.64%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.575833	8.410983	27.91%	0	2009
	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.351859	15.854038	69.53%	21	2009
	20.122664	9.351859	-53.53%	10	2008
	15.923723	20.122664	26.37%	2	2007
	12.651246	15.923723	25.87%	732	2006
	10.000000	12.651246	26.51%	814	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.683828	18.415144	34.58%	0	2009
	23.372454	13.683828	-41.45%	0	2008
	20.616415	23.372454	13.37%	0	2007
	17.286118	20.616415	19.27%	0	2006
	15.977318	17.286118	8.19%	0	2005
	13.726705	15.977318	16.40%	0	2004
	10.000000	13.726705	37.27%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.832218	13.246751	34.73%	0	2009
	16.797762	9.832218	-41.47%	1,275	2008
	14.818425	16.797762	13.36%	1,030	2007
	12.423072	14.818425	19.28%	1,164	2006
	11.486259	12.423072	8.16%	2,324	2005
	10.000000	11.486259	14.86%	619	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.301845	14.337859	16.55%	0	2009
	11.795237	12.301845	4.30%	0	2008
	10.818969	11.795237	9.02%	0	2007
	9.762850	10.818969	10.82%	0	2006
	10.000000	9.762850	-2.37%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.544812	11.314931	18.55%	0	2009
	16.941722	9.544812	-43.66%	0	2008
	15.442142	16.941722	9.71%	0	2007
	14.826256	15.442142	4.15%	0	2006
	13.904454	14.826256	6.63%	0	2005
	13.316033	13.904454	4.42%	0	2004
	10.000000	13.316033	33.16%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.875222	15.163807	39.43%	0	2009
	20.947050	10.875222	-48.08%	203	2008
	19.297557	20.947050	8.55%	155	2007
	16.902567	19.297557	14.17%	132	2006
	15.751883	16.902567	7.31%	110	2005
	13.915742	15.751883	13.19%	92	2004
	10.000000	13.915742	39.16%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.821378	18.21%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.515239	15.434123	23.32%	0	2009
	15.183189	12.515239	-17.57%	0	2008
	14.020622	15.183189	8.29%	0	2007
	12.930226	14.020622	8.43%	0	2006
	12.229660	12.930226	5.73%	0	2005
	11.500087	12.229660	6.34%	0	2004
	10.000000	11.500087	15.00%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.515803	17.946115	43.39%	653	2009
	22.886905	12.515803	-45.31%	728	2008
	17.058984	22.886905	34.16%	758	2007
	15.919551	17.058984	7.16%	0	2006
	14.402045	15.919551	10.54%	0	2005
	12.432126	14.402045	15.85%	0	2004
	10.000000	12.432126	24.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.520779	22.017823	75.85%	535	2009
	26.681202	12.520779	-53.07%	597	2008
	21.216561	26.681202	25.76%	621	2007
	14.727162	21.216561	44.06%	950	2006
	11.359225	14.727162	29.65%	0	2005
	10.000000	11.359225	13.59%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.415391	32.383395	75.85%	0	2009
	39.257929	18.415391	-53.09%	0	2008
	31.230706	39.257929	25.70%	0	2007
	21.688225	31.230706	44.00%	0	2006
	16.738188	21.688225	29.57%	0	2005
	14.361268	16.738188	16.55%	0	2004
	10.000000	14.361268	43.61%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.804104	13.391645	36.59%	0	2009
	15.842803	9.804104	-38.12%	0	2008
	14.532572	15.842803	9.02%	0	2007
	13.790894	14.532572	5.38%	0	2006
	13.473465	13.790894	2.36%	0	2005
	12.589263	13.473465	7.02%	0	2004
	10.000000	12.589263	25.89%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.731433	15.309174	20.25%	0	2009
	19.276952	12.731433	-33.96%	0	2008
	18.246613	19.276952	5.65%	0	2007
	15.418416	18.246613	18.34%	0	2006
	14.746550	15.418416	4.56%	0	2005
	13.077936	14.746550	12.76%	0	2004
	10.000000	13.077936	30.78%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.679265	10.706814	23.36%	0	2009
	12.461897	8.679265	-31.62%	0	2008
	11.873430	12.461897	4.96%	0	2007
	10.949524	11.873430	8.44%	0	2006
	10.721221	10.949524	2.13%	0	2005
	10.000000	10.721221	7.21%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.855318	9.854848	11.29%	0	2009
	10.416482	8.855318	-14.99%	289	2008
	10.125323	10.416482	2.88%	304	2007
	9.894639	10.125323	2.33%	240	2006
	9.932152	9.894639	-0.38%	177	2005
	10.036005	9.932152	-1.03%	127	2004
	10.000000	10.036005	0.36%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.102129	10.972088	20.54%	0	2009
	15.314432	9.102129	-40.57%	0	2008
	15.516839	15.314432	-1.30%	0	2007
	15.012087	15.516839	3.36%	0	2006
	14.855998	15.012087	1.05%	0	2005
	13.522216	14.855998	9.86%	0	2004
	10.000000	13.522216	35.22%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.013252	12.923170	29.06%	0	2009
	16.838934	10.013252	-40.54%	0	2008
	15.936002	16.838934	5.67%	0	2007
	14.271672	15.936002	11.66%	0	2006
	13.599927	14.271672	4.94%	0	2005
	12.225637	13.599927	11.24%	0	2004
	10.000000	12.225637	22.26%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.281378	12.81%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.400366	24.00%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.496405	9.085128	21.19%	0	2009
	10.870847	7.496405	-31.04%	0	2008
	10.430613	10.870847	4.22%	0	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.318922	10.263054	10.13%	0	2009
	10.529215	9.318922	-11.49%	0	2008
	10.412741	10.529215	1.12%	0	2007
	10.000000	10.412741	4.13%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.248531	10.079451	39.06%	0	2009
	12.029430	7.248531	-39.74%	0	2008
	10.712318	12.029430	12.30%	0	2007
	10.000000	10.712318	7.12%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.163543	8.399928	36.28%	0	2009
	11.251384	6.163543	-45.22%	0	2008
	10.240314	11.251384	9.87%	0	2007
	10.000000	10.240314	2.40%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.943759	7.628096	28.34%	0	2009
	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.060891	14.424560	43.37%	657	2009
	14.227700	10.060891	-29.29%	997	2008
	14.049499	14.227700	1.27%	1,306	2007
	12.934751	14.049499	8.62%	2,108	2006
	12.864955	12.934751	0.54%	2,997	2005
	11.899285	12.864955	8.12%	3,304	2004
	10.000000	11.899285	18.99%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.090783	11.606439	43.45%	0	2009
	11.458925	8.090783	-29.39%	0	2008
	11.311733	11.458925	1.30%	0	2007
	10.414642	11.311733	8.61%	0	2006
	10.000000	10.414642	4.15%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.441437	6.917197	27.12%	82	2009
	10.000000	5.441437	-45.59%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.255443	32.55%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.091966	7.648644	50.21%	0	2009
	10.000000	5.091966	-49.08%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.101864	7.865745	28.91%	0	2009
	10.000000	6.101864	-38.98%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.335598	8.038019	26.87%	0	2009
	10.000000	6.335598	-36.64%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.892680	9.286886	17.66%	0	2009
	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.172940	8.745895	21.93%	0	2009
	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.039133	10.032193	10.99%	0	2009
	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.529554	9.016832	19.75%	0	2009
	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.811090	8.466193	24.30%	0	2009
	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.271397	9.558616	15.56%	0	2009
	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.803732	10.454385	6.64%	0	2009
	10.000000	9.803732	-1.96%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.809519	11.216322	14.34%	0	2009
	10.000000	9.809519	-1.90%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.178429	32.316511	60.15%	0	2009
	48.845262	20.178429	-58.69%	0	2008
	34.261585	48.845262	42.57%	0	2007
	25.593427	34.261585	33.87%	0	2006
	19.693802	25.593427	29.96%	0	2005
	16.651616	19.693802	18.27%	0	2004
	10.000000	16.651616	66.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.080137	19.346780	60.15%	16	2009
	29.195921	12.080137	-58.62%	7	2008
	20.442522	29.195921	42.82%	1	2007
	15.243606	20.442522	34.11%	3	2006
	11.715831	15.243606	30.11%	0	2005
	10.000000	11.715831	17.16%	793	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.660809	11.758780	0.84%	0	2009
	11.023542	11.660809	5.78%	6,149	2008
	10.476712	11.023542	5.22%	2,666	2007
	10.323283	10.476712	1.49%	2,751	2006
	10.179763	10.323283	1.41%	2,846	2005
	10.038872	10.179763	1.40%	0	2004
	10.000000	10.038872	0.39%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.501522	8.211043	26.29%	0	2009
	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	840	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.042687	15.043224	24.92%	7,014	2009
	19.418103	12.042687	-37.98%	7,164	2008
	18.663939	19.418103	4.04%	1,503	2007
	16.261968	18.663939	14.77%	0	2006
	15.342293	16.261968	5.99%	587	2005
	13.701620	15.342293	11.97%	685	2004
	10.000000	13.701620	37.02%	5,160	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.499991	15.00%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.057478	20.57%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.125672	11.917943	7.12%	274	2009
	12.055724	11.125672	-7.71%	275	2008
	11.650951	12.055724	3.47%	276	2007
	11.175080	11.650951	4.26%	276	2006
	11.015097	11.175080	1.45%	0	2005
	10.718341	11.015097	2.77%	0	2004
	10.000000	10.718341	7.18%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.614317	13.587725	16.99%	6,417	2009
	15.399414	11.614317	-24.58%	7,521	2008
	14.843178	15.399414	3.75%	12,862	2007
	13.573482	14.843178	9.35%	14,491	2006
	13.120388	13.573482	3.45%	11,825	2005
	12.197676	13.120388	7.56%	27,701	2004
	10.000000	12.197676	21.98%	4,334	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.915016	14.554604	22.15%	9,721	2009
	17.685357	11.915016	-32.63%	1,635	2008
	16.967720	17.685357	4.23%	1,514	2007
	15.084471	16.967720	12.48%	1,404	2006
	14.345619	15.084471	5.15%	1,210	2005
	13.032501	14.345619	10.08%	1,088	2004
	10.000000	13.032501	30.33%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.398289	12.823011	12.50%	0	2009
	13.662752	11.398289	-16.57%	0	2008
	13.144366	13.662752	3.94%	8,389	2007
	12.344849	13.144366	6.48%	8,389	2006
	12.030792	12.344849	2.61%	0	2005
	11.432830	12.030792	5.23%	0	2004
	10.000000	11.432830	14.33%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.713568	17.073555	34.29%	444	2009
	20.377307	12.713568	-37.61%	638	2008
	19.294289	20.377307	5.61%	816	2007
	17.878889	19.294289	7.92%	1,497	2006
	16.240650	17.878889	10.09%	2,916	2005
	14.290151	16.240650	13.65%	2,055	2004
	10.000000	14.290151	42.90%	748	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.448876	10.265103	-1.76%	24,875	2009
	10.426279	10.448876	0.22%	20,580	2008
	10.132810	10.426279	2.90%	6,119	2007
	9.870853	10.132810	2.65%	10,287	2006
	9.790082	9.870853	0.83%	8,655	2005
	9.889293	9.790082	-1.00%	4,547	2004
	10.000000	9.889293	-1.11%	3,068	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.824098	11.999350	22.14%	362	2009
	12.095722	9.824098	-18.78%	549	2008
	11.774087	12.095722	2.73%	719	2007
	11.436003	11.774087	2.96%	1,161	2006
	11.396583	11.436003	0.35%	1,651	2005
	10.893681	11.396583	4.62%	1,820	2004
	10.000000	10.893681	8.94%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.050429	8.086870	33.66%	0	2009
	10.000000	6.050429	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.319314	14.395582	27.18%	0	2009
	21.537850	11.319314	-47.44%	0	2008
	21.356427	21.537850	0.85%	0	2007
	17.766611	21.356427	20.21%	0	2006
	16.183856	17.766611	9.78%	0	2005
	13.733726	16.183856	17.84%	0	2004
	10.000000	13.733726	37.34%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.012406	10.188621	27.16%	0	2009
	15.237873	8.012406	-47.42%	0	2008
	15.111008	15.237873	0.84%	0	2007
	12.570579	15.111008	20.21%	0	2006
	11.449228	12.570579	9.79%	0	2005
	10.000000	11.449228	14.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.283783	7.981912	27.02%	0	2009
	10.000000	6.283783	-37.16%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.271938	7.847341	25.12%	0	2009
	10.000000	6.271938	-37.28%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.194427	7.707532	24.43%	1,720	2009
	10.000000	6.194427	-38.06%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.676263	8.553700	28.12%	0	2009
	10.000000	6.676263	-33.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.210609	11.503780	24.90%	0	2009
	17.544321	9.210609	-47.50%	241	2008
	16.317444	17.544321	7.52%	178	2007
	16.134121	16.317444	1.14%	153	2006
	15.249341	16.134121	5.80%	114	2005
	13.721857	15.249341	11.13%	97	2004
	10.000000	13.721857	37.22%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.477173	16.657048	23.59%	0	2009
	20.272848	13.477173	-33.52%	0	2008
	22.255469	20.272848	-8.91%	0	2007
	19.353450	22.255469	14.99%	0	2006
	19.173862	19.353450	0.94%	0	2005
	16.688734	19.173862	14.89%	0	2004
	10.000000	16.688734	66.89%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.475251	16.468562	32.01%	0	2009
	20.608770	12.475251	-39.47%	0	2008
	20.598389	20.608770	0.05%	0	2007
	18.769168	20.598389	9.75%	0	2006
	17.063461	18.769168	10.00%	0	2005
	14.628336	17.063461	16.65%	0	2004
	10.000000	14.628336	46.28%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.023574	12.358728	23.30%	0	2009
	17.482313	10.023574	-42.66%	0	2008
	16.501933	17.482313	5.94%	0	2007
	14.817828	16.501933	11.37%	0	2006
	14.096285	14.817828	5.12%	0	2005
	13.105211	14.096285	7.56%	0	2004
	10.000000	13.105211	31.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.565185	7.132550	28.16%	0	2009
	10.000000	5.565185	-44.35%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.823638	10.332676	5.18%	0	2009
	10.000000	9.823638	-1.76%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.880958	28.81%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.877409	28.77%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.676501	13.448093	25.96%	0	2009
	17.318324	10.676501	-38.35%	0	2008
	18.109621	17.318324	-4.37%	0	2007
	15.957644	18.109621	13.49%	487	2006
	15.631642	15.957644	2.09%	0	2005
	13.595292	15.631642	14.98%	0	2004
	10.000000	13.595292	35.95%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.261539	13.110430	41.56%	207	2009
	17.357386	9.261539	-46.64%	923	2008
	15.525560	17.357386	11.80%	768	2007
	14.681601	15.525560	5.75%	691	2006
	14.256716	14.681601	2.98%	374	2005
	13.617132	14.256716	4.70%	293	2004
	10.000000	13.617132	36.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.061175	12.402160	36.87%	0	2009
	15.468733	9.061175	-41.42%	1,568	2008
	14.853903	15.468733	4.14%	1,625	2007
	12.883737	14.853903	15.29%	1,677	2006
	11.503272	12.883737	12.00%	1,735	2005
	10.000000	11.503272	15.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.887705	19.004772	36.85%	0	2009
	23.701973	13.887705	-41.41%	0	2008
	22.755050	23.701973	4.16%	0	2007
	19.742872	22.755050	15.26%	0	2006
	17.625493	19.742872	12.01%	0	2005
	15.098167	17.625493	16.74%	0	2004
	10.000000	15.098167	50.98%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.000234	2.483113	24.14%	0	2009
	9.532427	2.000234	-79.02%	664	2008
	10.000000	9.532427	-4.68%	418	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.847722	3.522170	23.68%	0	2009
	13.534952	2.847722	-78.96%	159	2008
	13.849358	13.534952	-2.27%	159	2007
	12.911286	13.849358	7.27%	361	2006
	12.888862	12.911286	0.17%	274	2005
	12.071064	12.888862	6.77%	202	2004
	10.000000	12.071064	20.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.110795	12.708267	25.69%	0	2009
	16.776556	10.110795	-39.73%	0	2008
	16.404704	16.776556	2.27%	0	2007
	14.556268	16.404704	12.70%	0	2006
	14.017578	14.556268	3.84%	0	2005
	13.078404	14.017578	7.18%	0	2004
	10.000000	13.078404	30.78%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.615191	16.957145	34.42%	36	2009
	20.722098	12.615191	-39.12%	18	2008
	21.401986	20.722098	-3.18%	4	2007
	19.007120	21.401986	12.60%	510	2006
	17.640670	19.007120	7.75%	495	2005
	15.072953	17.640670	17.04%	0	2004
	10.000000	15.072953	50.73%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.834026	8.34%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.913226	9.13%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.750441	11.154656	27.48%	0	2009
	14.536245	8.750441	-39.80%	0	2008
	15.755685	14.536245	-7.74%	0	2007
	13.841360	15.755685	13.83%	0	2006
	13.394064	13.841360	3.34%	0	2005
	12.275514	13.394064	9.11%	0	2004
	10.000000	12.275514	22.76%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.677311	14.291841	22.39%	0	2009
	21.216886	11.677311	-44.96%	0	2008
	19.939586	21.216886	6.41%	0	2007
	15.897319	19.939586	25.43%	0	2006
	14.427990	15.897319	10.18%	0	2005
	12.644552	14.427990	14.10%	0	2004
	10.000000	12.644552	26.45%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.316778	13.385645	60.95%	0	2009
	13.450480	8.316778	-38.17%	0	2008
	12.981735	13.450480	3.61%	0	2007
	12.537566	12.981735	3.54%	0	2006
	12.079069	12.537566	3.80%	0	2005
	11.711064	12.079069	3.14%	0	2004
	10.000000	11.711064	17.11%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.466139	10.395857	39.24%	271	2009
	13.257878	7.466139	-43.69%	272	2008
	12.003120	13.257878	10.45%	272	2007
	11.179600	12.003120	7.37%	273	2006
	10.000000	11.179600	11.80%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.753217	9.536177	23.00%	0	2009
	12.388301	7.753217	-37.42%	0	2008
	12.245614	12.388301	1.17%	0	2007
	10.509601	12.245614	16.52%	729	2006
	10.000000	10.509601	5.10%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.727192	10.448159	7.41%	0	2009
	11.062118	9.727192	-12.07%	0	2008
	10.707238	11.062118	3.31%	0	2007
	10.528053	10.707238	1.70%	0	2006
	10.314724	10.528053	2.07%	0	2005
	10.092718	10.314724	2.20%	0	2004
	10.000000	10.092718	0.93%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.174913	18.111557	27.77%	0	2009
	16.978141	14.174913	-16.51%	0	2008
	16.251803	16.978141	4.47%	0	2007
	14.935322	16.251803	8.81%	0	2006
	13.562397	14.935322	10.12%	0	2005
	12.546417	13.562397	8.10%	0	2004
	10.000000	12.546417	25.46%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.630322	12.016171	24.77%	0	2009
	15.784090	9.630322	-38.99%	2,906	2008
	14.619971	15.784090	7.96%	3,012	2007
	13.095576	14.619971	11.64%	3,108	2006
	12.262394	13.095576	6.79%	3,214	2005
	11.386513	12.262394	7.69%	0	2004
	10.000000	11.386513	13.87%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.520347	9.660082	13.38%	0	2009
	12.240424	8.520347	-30.39%	0	2008
	11.585958	12.240424	5.65%	0	2007
	10.520576	11.585958	10.13%	0	2006
	10.203972	10.520576	3.10%	0	2005
	10.000000	10.203972	2.04%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.649328	9.362084	40.80%	0	2009
	11.099194	6.649328	-40.09%	0	2008
	10.504157	11.099194	5.66%	0	2007
	10.450828	10.504157	0.51%	0	2006
	10.067906	10.450828	3.80%	0	2005
	10.000000	10.067906	0.68%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.615146	12.913770	49.90%	0	2009
	14.977636	8.615146	-42.48%	0	2008
	13.402661	14.977636	11.75%	0	2007
	11.117972	13.402661	20.55%	0	2006
	10.655954	11.117972	4.34%	0	2005
	10.000000	10.655954	6.56%	0	2004*
Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.739659	11.811308	9.98%	0	2009
	10.681162	10.739659	0.55%	0	2008
	10.243801	10.681162	4.27%	0	2007
	10.047592	10.243801	1.95%	0	2006
	10.040737	10.047592	0.07%	0	2005
	10.000000	10.040737	0.41%	0	2004*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.508689	12.413111	18.12%	0	2009
	18.054232	10.508689	-41.79%	0	2008
	17.543710	18.054232	2.91%	0	2007
	15.278513	17.543710	14.83%	1,067	2006
	14.881685	15.278513	2.67%	1,069	2005
	13.632334	14.881685	9.16%	1,114	2004
	10.000000	13.632334	36.32%	1,151	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.694437	17.774548	40.02%	203	2009
	20.130240	12.694437	-36.94%	117	2008
	20.203167	20.130240	-0.36%	0	2007
	18.023283	20.203167	12.09%	0	2006
	17.220056	18.023283	4.66%	0	2005
	14.734107	17.220056	16.87%	0	2004
	10.000000	14.734107	47.34%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.106590	12.014646	8.18%	21,724	2009
	11.498609	11.106590	-3.41%	24,620	2008
	10.700603	11.498609	7.46%	20,857	2007
	10.731395	10.700603	-0.29%	21,311	2006
	10.764887	10.731395	-0.31%	21,719	2005
	10.365477	10.764887	3.85%	12,676	2004
	10.000000	10.365477	3.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.912153	12.613872	15.59%	0	2009
	17.033878	10.912153	-35.94%	0	2008
	17.432300	17.033878	-2.29%	0	2007
	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004
	10.000000	13.412628	34.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.350585	11.912745	27.40%	5,210	2009
	12.620144	9.350585	-25.91%	5,485	2008
	13.179014	12.620144	-4.24%	1,932	2007
	11.167887	13.179014	18.01%	0	2006
	10.000000	11.167887	11.68%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.119299	14.241110	17.51%	14,158	2009
	16.869809	12.119299	-28.16%	16,295	2008
	18.153365	16.869809	-7.07%	16,271	2007
	15.611957	18.153365	16.28%	20,631	2006
	15.169005	15.611957	2.92%	20,826	2005
	13.536215	15.169005	12.06%	11,971	2004
	10.000000	13.536215	35.36%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.027073	20.27%	1,134	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.563037	16.643625	22.71%	1,844	2009
	20.002786	13.563037	-32.19%	3,120	2008
	20.516323	20.002786	-2.50%	5,616	2007
	18.269183	20.516323	12.30%	5,508	2006
	17.356994	18.269183	5.26%	5,793	2005
	14.508790	17.356994	19.63%	7,491	2004
	10.000000	14.508790	45.09%	3,647	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.547325	13.048410	23.71%	27,139	2009
	17.145170	10.547325	-38.48%	28,788	2008
	16.639547	17.145170	3.04%	39,870	2007
	14.714741	16.639547	13.08%	41,370	2006
	14.354842	14.714741	2.51%	47,881	2005
	13.253320	14.354842	8.31%	12,936	2004
	10.000000	13.253320	32.53%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.949713	13.136134	19.97%	4,719	2009
	15.874644	10.949713	-31.02%	7,313	2008
	15.138224	15.874644	4.86%	7,579	2007
	13.271692	15.138224	14.06%	8,600	2006
	12.986389	13.271692	2.20%	7,717	2005
	12.625572	12.986389	2.86%	5,679	2004
	10.000000	12.625572	26.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.380150	10.344205	23.44%	0	2009
	13.721095	8.380150	-38.93%	0	2008
	15.758805	13.721095	-12.93%	0	2007
	15.509010	15.758805	1.61%	0	2006
	14.968748	15.509010	3.61%	0	2005
	13.733890	14.968748	8.99%	0	2004
	10.000000	13.733890	37.34%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.441022	12.719010	11.17%	0	2009
	16.574035	11.441022	-30.97%	0	2008
	15.403040	16.574035	7.60%	0	2007
	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915694	13.578075	5.13%	0	2004
	10.000000	12.915694	29.16%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.804553	11.562875	17.93%	18,047	2009
	10.805484	9.804553	-9.26%	17,742	2008
	10.471975	10.805484	3.18%	19,984	2007
	10.266398	10.471975	2.00%	20,199	2006
	10.357156	10.266398	-0.88%	20,814	2005
	10.213311	10.357156	1.41%	14,765	2004
	10.000000	10.213311	2.13%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.963395	10.905056	21.66%	0	2009
	12.204072	8.963395	-26.55%	0	2008
	11.469338	12.204072	6.41%	0	2007
	10.663346	11.469338	7.56%	0	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.560800	10.801171	26.17%	6,245	2009
	12.979840	8.560800	-34.05%	6,407	2008
	12.027039	12.979840	7.92%	7,264	2007
	10.969142	12.027039	9.64%	7,421	2006
	10.000000	10.969142	9.69%	7,588	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.195231	10.551525	28.75%	842	2009
	13.505146	8.195231	-39.32%	1,079	2008
	12.388402	13.505146	9.01%	0	2007
	11.176694	12.388402	10.84%	0	2006
	10.000000	11.176694	11.77%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.212506	16.238002	32.96%	71,088	2009
	21.712450	12.212506	-43.75%	77,818	2008
	18.860451	21.712450	15.12%	81,161	2007
	17.243671	18.860451	9.38%	86,228	2006
	15.060528	17.243671	14.50%	82,536	2005
	13.324455	15.060528	13.03%	45,076	2004
	10.000000	13.324455	33.24%	1,982	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.772843	14.155272	44.84%	2,813	2009
	21.839085	9.772843	-55.25%	2,791	2008
	15.279127	21.839085	42.93%	893	2007
	13.348402	15.279127	14.46%	708	2006
	10.000000	13.348402	33.48%	5,505	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.151580	12.941302	27.48%	73,460	2009
	18.086735	10.151580	-43.87%	84,314	2008
	18.197972	18.086735	-0.61%	95,851	2007
	15.459110	18.197972	17.72%	99,741	2006
	14.918610	15.459110	3.62%	102,566	2005
	13.664733	14.918610	9.18%	64,459	2004
	10.000000	13.664733	36.65%	1,129	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.730934	12.221840	25.60%	10,454	2009
	18.816653	9.730934	-48.29%	12,772	2008
	15.137527	18.816653	24.30%	13,925	2007
	14.470999	15.137527	4.61%	15,032	2006
	13.974030	14.470999	3.56%	15,209	2005
	13.806339	13.974030	1.21%	12,845	2004
	10.000000	13.806339	38.06%	900	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.393080	11.778830	13.33%	37,753	2009
	10.968658	10.393080	-5.25%	41,449	2008
	10.737961	10.968658	2.15%	31,886	2007
	10.505247	10.737961	2.22%	12,826	2006
	10.503682	10.505247	0.01%	11,920	2005
	10.271299	10.503682	2.26%	9,778	2004
	10.000000	10.271299	2.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.994381	20.567387	37.17%	42,963	2009
	25.296736	14.994381	-40.73%	46,113	2008
	22.348276	25.296736	13.19%	56,179	2007
	20.255999	22.348276	10.33%	59,879	2006
	17.486236	20.255999	15.84%	62,587	2005
	14.291814	17.486236	22.35%	37,694	2004
	10.000000	14.291814	42.92%	351	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.967521	17.303661	23.88%	0	2009
	25.394936	13.967521	-45.00%	0	2008
	22.106362	25.394936	14.88%	0	2007
	19.123170	22.106362	15.60%	0	2006
	16.401788	19.123170	16.59%	0	2005
	14.747430	16.401788	11.22%	0	2004
	10.000000	14.747430	47.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.366945	11.602372	23.87%	6,538	2009
	17.026073	9.366945	-44.98%	6,238	2008
	14.820340	17.026073	14.88%	3,243	2007
	12.815973	14.820340	15.64%	4,276	2006
	10.995945	12.815973	16.55%	1,788	2005
	10.000000	10.995945	9.96%	384	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.496953	16.191033	54.25%	12,124	2009
	21.955389	10.496953	-52.19%	13,820	2008
	21.217030	21.955389	3.48%	15,645	2007
	18.633000	21.217030	13.87%	15,438	2006
	18.533418	18.633000	0.54%	15,802	2005
	16.587140	18.533418	11.73%	3,213	2004
	10.000000	16.587140	65.87%	551	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.788371	10.365402	33.09%	9,885	2009
	11.280782	7.788371	-30.96%	22,037	2008
	11.078363	11.280782	1.83%	4,247	2007
	10.000000	11.078363	10.78%	436	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.413078	13.144812	15.17%	59,350	2009
	15.951280	11.413078	-28.45%	66,209	2008
	16.702536	15.951280	-4.50%	75,219	2007
	14.528693	16.702536	14.96%	83,958	2006
	14.311386	14.528693	1.52%	96,355	2005
	13.136268	14.311386	8.95%	55,430	2004
	10.000000	13.136268	31.36%	370	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.464186	17.068056	26.77%	12,676	2009
	20.480506	13.464186	-34.26%	10,087	2008
	21.377512	20.480506	-4.20%	7,848	2007
	18.617786	21.377512	14.82%	8,490	2006
	17.438799	18.617786	6.76%	9,643	2005
	14.357875	17.438799	21.46%	9,138	2004
	10.000000	14.357875	43.58%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.573599	8.403837	27.84%	0	2009
	10.000000	6.573599	-34.26%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.334414	15.816419	69.44%	33	2009
	20.095412	9.334414	-53.55%	34	2008
	15.910289	20.095412	26.30%	507	2007
	12.646990	15.910289	25.80%	2,258	2006
	10.000000	12.646990	26.47%	1,587	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.642936	18.350761	34.51%	0	2009
	23.314502	13.642936	-41.48%	0	2008
	20.575821	23.314502	13.31%	0	2007
	17.260846	20.575821	19.21%	0	2006
	15.962062	17.260846	8.14%	0	2005
	13.720588	15.962062	16.34%	0	2004
	10.000000	13.720588	37.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.808898	13.208602	34.66%	16,744	2009
	16.766478	9.808898	-41.50%	29,874	2008
	14.798397	16.766478	13.30%	23,110	2007
	12.412578	14.798397	19.22%	8,393	2006
	11.482386	12.412578	8.10%	10,983	2005
	10.000000	11.482386	14.82%	779	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.278911	14.303830	16.49%	1,780	2009
	11.779233	12.278911	4.24%	1,565	2008
	10.809817	11.779233	8.97%	1,607	2007
	9.759551	10.809817	10.76%	1,568	2006
	10.000000	9.759551	-2.40%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.516292	11.275383	18.49%	8,887	2009
	16.899739	9.516292	-43.69%	12,020	2008
	15.411768	16.899739	9.65%	17,049	2007
	14.804611	15.411768	4.10%	17,986	2006
	13.891196	14.804611	6.58%	17,011	2005
	13.310109	13.891196	4.37%	6,025	2004
	10.000000	13.310109	33.10%	1,300	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.842703	15.110778	39.36%	5,888	2009
	20.895091	10.842703	-48.11%	7,037	2008
	19.259541	20.895091	8.49%	6,917	2007
	16.877833	19.259541	14.11%	8,269	2006
	15.736819	16.877833	7.25%	8,271	2005
	13.909528	15.736819	13.14%	1,782	2004
	10.000000	13.909528	39.10%	1,598	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.817371	18.17%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.477840	15.380173	23.26%	771	2009
	15.145534	12.477840	-17.61%	812	2008
	13.993012	15.145534	8.24%	885	2007
	12.911316	13.993012	8.38%	1,049	2006
	12.217979	12.911316	5.67%	1,095	2005
	11.494958	12.217979	6.29%	1,194	2004
	10.000000	11.494958	14.95%	1,284	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.478366	17.883341	43.31%	4,223	2009
	22.830114	12.478366	-45.34%	4,878	2008
	17.025367	22.830114	34.09%	3,132	2007
	15.896255	17.025367	7.10%	28	2006
	14.388282	15.896255	10.48%	28	2005
	12.426582	14.388282	15.79%	76	2004
	10.000000	12.426582	24.27%	188	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.491084	21.954427	75.76%	4,364	2009
	26.631529	12.491084	-53.10%	4,593	2008
	21.187903	26.631529	25.69%	3,366	2007
	14.714740	21.187903	43.99%	2,253	2006
	11.355399	14.714740	29.58%	0	2005
	10.000000	11.355399	13.55%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.360385	32.270233	75.76%	0	2009
	39.160687	18.360385	-53.12%	0	2008
	31.169284	39.160687	25.64%	0	2007
	21.656559	31.169284	43.93%	0	2006
	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004
	10.000000	14.354875	43.55%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.774798	13.344822	36.52%	20,739	2009
	15.803516	9.774798	-38.15%	23,920	2008
	14.503959	15.803516	8.96%	31,546	2007
	13.770714	14.503959	5.32%	32,008	2006
	13.460591	13.770714	2.30%	32,143	2005
	12.583644	13.460591	6.97%	8,482	2004
	10.000000	12.583644	25.84%	453	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.693375	15.255643	20.19%	55,733	2009
	19.229140	12.693375	-33.99%	49,008	2008
	18.210675	19.229140	5.59%	44,496	2007
	15.395861	18.210675	18.28%	43,226	2006
	14.732461	15.395861	4.50%	44,531	2005
	13.072099	14.732461	12.70%	21,630	2004
	10.000000	13.072099	30.72%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.658855	10.676206	23.30%	6,002	2009
	12.438934	8.658855	-31.66%	2,868	2008
	11.857614	12.438934	4.90%	3,496	2007
	10.940489	11.857614	8.38%	3,534	2006
	10.717820	10.940489	2.08%	6,609	2005
	10.000000	10.717820	7.18%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.828835	9.820384	11.23%	22,003	2009
	10.390631	8.828835	-15.03%	33,347	2008
	10.105358	10.390631	2.82%	25,033	2007
	9.880148	10.105358	2.28%	4,887	2006
	9.922647	9.880148	-0.43%	3,036	2005
	10.031522	9.922647	-1.09%	3,203	2004
	10.000000	10.031522	0.32%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.074922	10.933729	20.48%	1,108	2009
	15.276455	9.074922	-40.60%	1,449	2008
	15.486280	15.276455	-1.35%	1,125	2007
	14.990135	15.486280	3.31%	1,117	2006
	14.841809	14.990135	1.00%	1,164	2005
	13.516188	14.841809	9.81%	176	2004
	10.000000	13.516188	35.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.984406	12.879389	29.00%	782	2009
	16.798984	9.984406	-40.57%	783	2008
	15.906329	16.798984	5.61%	18,217	2007
	14.252324	15.906329	11.61%	1,728	2006
	13.588384	14.252324	4.89%	261	2005
	12.221487	13.588384	11.18%	776	2004
	10.000000	12.221487	22.21%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.277535	12.78%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.396141	23.96%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.486222	9.068158	21.13%	214,330	2009
	10.861614	7.486222	-31.08%	122,676	2008
	10.427094	10.861614	4.17%	50,041	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.306266	10.243901	10.08%	83,287	2009
	10.520262	9.306266	-11.54%	77,859	2008
	10.409221	10.520262	1.07%	33,914	2007
	10.000000	10.409221	4.09%	2,136	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.238672	10.060622	38.98%	8,171	2009
	12.019214	7.238672	-39.77%	10,181	2008
	10.708700	12.019214	12.24%	2,176	2007
	10.000000	10.708700	7.09%	3,175	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.155155	8.384221	36.21%	29,323	2009
	11.241811	6.155155	-45.25%	36,108	2008
	10.236847	11.241811	9.82%	8,726	2007
	10.000000	10.236847	2.37%	1,645	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.938710	7.617747	28.27%	72,872	2009
	9.769577	5.938710	-39.21%	58,169	2008
	10.000000	9.769577	-2.30%	28,947	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.030824	14.374149	43.30%	21,638	2009
	14.192415	10.030824	-29.32%	24,328	2008
	14.021832	14.192415	1.22%	26,331	2007
	12.915841	14.021832	8.56%	27,356	2006
	12.852665	12.915841	0.49%	28,272	2005
	11.893980	12.852665	8.06%	24,452	2004
	10.000000	11.893980	18.94%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.075684	11.578896	43.38%	5,957	2009
	11.443376	8.075684	-29.43%	7,047	2008
	11.302178	11.443376	1.25%	6,237	2007
	10.411135	11.302178	8.56%	3,166	2006
	10.000000	10.411135	4.11%	2,822	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.439586	6.911330	27.06%	9	2009
	10.000000	5.439586	-45.60%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.250943	32.51%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.090232	7.642153	50.13%	336	2009
	10.000000	5.090232	-49.10%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.099785	7.859069	28.84%	26,170	2009
	10.000000	6.099785	-39.00%	29,374	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.333434	8.031170	26.81%	0	2009
	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.889996	9.278998	17.60%	27,490	2009
	10.000000	7.889996	-21.10%	7,064	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.170498	8.738475	21.87%	36,098	2009
	10.000000	7.170498	-28.30%	6,488	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.036060	10.023671	10.93%	55,189	2009
	10.000000	9.036060	-9.64%	18,271	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.526994	9.009172	19.69%	31,149	2009
	10.000000	7.526994	-24.73%	7,020	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.808767	8.458991	24.24%	40,445	2009
	10.000000	6.808767	-31.91%	28,457	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.268590	9.550512	15.50%	0	2009
	10.000000	8.268590	-17.31%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.800405	10.445512	6.58%	14,933	2009
	10.000000	9.800405	-2.00%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.806200	11.206811	14.28%	0	2009
	10.000000	9.806200	-1.94%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.118140	32.203559	60.07%	0	2009
	48.724248	20.118140	-58.71%	0	2008
	34.194184	48.724248	42.49%	0	2007
	25.556052	34.194184	33.80%	0	2006
	19.675015	25.556052	29.89%	0	2005
	16.644208	19.675015	18.21%	0	2004
	10.000000	16.644208	66.44%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.051474	19.291051	60.07%	3,946	2009
	29.141566	12.051474	-58.65%	3,910	2008
	20.414905	29.141566	42.75%	2,940	2007
	15.230741	20.414905	34.04%	2,310	2006
	11.711869	15.230741	30.05%	1,385	2005
	10.000000	11.711869	17.12%	2,889	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.625974	11.717690	0.79%	29,736	2009
	10.996208	11.625974	5.73%	34,527	2008
	10.456077	10.996208	5.17%	27,100	2007
	10.308192	10.456077	1.43%	8,502	2006
	10.170039	10.308192	1.36%	6,589	2005
	10.034393	10.170039	1.35%	4,339	2004
	10.000000	10.034393	0.34%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.492680	8.195706	26.23%	0	2009
	11.624236	6.492680	-44.15%	0	2008
	10.827926	11.624236	7.35%	0	2007
	10.000000	10.827926	8.28%	1,659	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.006727	14.990655	24.85%	261,602	2009
	19.370012	12.006727	-38.01%	297,260	2008
	18.627254	19.370012	3.99%	376,403	2007
	16.238229	18.627254	14.71%	383,206	2006
	15.327674	16.238229	5.94%	388,298	2005
	13.695527	15.327674	11.92%	276,168	2004
	10.000000	13.695527	36.96%	27,968	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.496080	14.96%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.053380	20.53%	14,875	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.092429	11.876288	7.07%	64,181	2009
	12.025824	11.092429	-7.76%	75,213	2008
	11.628004	12.025824	3.42%	51,226	2007
	11.158734	11.628004	4.21%	75,480	2006
	11.004575	11.158734	1.40%	77,467	2005
	10.713558	11.004575	2.72%	50,124	2004
	10.000000	10.713558	7.14%	4,827	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.579600	13.540200	16.93%	408,612	2009
	15.361218	11.579600	-24.62%	469,468	2008
	14.813939	15.361218	3.69%	569,093	2007
	13.553620	14.813939	9.30%	524,198	2006
	13.107851	13.553620	3.40%	536,067	2005
	12.192229	13.107851	7.51%	393,972	2004
	10.000000	12.192229	21.92%	531	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.879401	14.503712	22.09%	780,764	2009
	17.641492	11.879401	-32.66%	882,871	2008
	16.934317	17.641492	4.18%	887,939	2007
	15.062418	16.934317	12.43%	958,488	2006
	14.331913	15.062418	5.10%	971,995	2005
	13.026688	14.331913	10.02%	513,634	2004
	10.000000	13.026688	30.27%	16,857	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.364256	12.778219	12.44%	102,552	2009
	13.628897	11.364256	-16.62%	104,308	2008
	13.118511	13.628897	3.89%	132,362	2007
	12.326824	13.118511	6.42%	146,145	2006
	12.019327	12.326824	2.56%	209,725	2005
	11.427726	12.019327	5.18%	118,050	2004
	10.000000	11.427726	14.28%	1,075	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.675571	17.013868	34.23%	1,109	2009
	20.326795	12.675571	-37.64%	2,790	2008
	19.256325	20.326795	5.56%	3,895	2007
	17.852771	19.256325	7.86%	4,027	2006
	16.225157	17.852771	10.03%	8,558	2005
	14.283788	16.225157	13.59%	4,730	2004
	10.000000	14.283788	42.84%	3,692	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.417445	10.229014	-1.81%	232,435	2009
	10.400214	10.417445	0.17%	210,232	2008
	10.112656	10.400214	2.84%	116,638	2007
	9.856226	10.112656	2.60%	38,419	2006
	9.780540	9.856226	0.77%	66,104	2005
	9.884687	9.780540	-1.05%	64,139	2004
	10.000000	9.884687	-1.15%	15,173	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.794737	11.957409	22.08%	5,712	2009
	12.065711	9.794737	-18.82%	9,270	2008
	11.750886	12.065711	2.68%	5,347	2007
	11.419269	11.750886	2.90%	3,543	2006
	11.385690	11.419269	0.29%	7,988	2005
	10.888817	11.385690	4.56%	4.631	2004
	10.000000	10.888817	8.89%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.048367	8.080005	33.59%	43,519	2009
	10.000000	6.048367	-39.52%	23,095	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.286674	14.346757	27.11%	0	2009
	21.486728	11.286674	-47.47%	0	2008
	21.316653	21.486728	0.80%	0	2007
	17.742531	21.316653	20.14%	0	2006
	16.170138	17.742531	9.72%	0	2005
	13.729071	16.170138	17.78%	0	2004
	10.000000	13.729071	37.29%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.993388	10.159263	27.10%	4,129	2009
	15.209482	7.993388	-47.44%	11,743	2008
	15.090586	15.209482	0.79%	10,844	2007
	12.559962	15.090586	20.15%	2,432	2006
	11.445372	12.559962	9.74%	1,894	2005
	10.000000	11.445372	14.45%	147	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.281640	7.975139	26.96%	21,157	2009
	10.000000	6.281640	-37.18%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.269802	7.840677	25.05%	43,079	2009
	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.192315	7.700979	24.36%	33,311	2009
	10.000000	6.192315	-38.08%	9,498	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.673995	8.546437	28.06%	12,947	2009
	10.000000	6.673995	-33.26%	17,575	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.183081	11.463564	24.83%	1,967	2009
	17.500830	9.183081	-47.53%	2,064	2008
	16.285328	17.500830	7.46%	1,885	2007
	16.110548	16.285328	1.08%	1,912	2006
	15.234783	16.110548	5.75%	1,883	2005
	13.715748	15.234783	11.08%	1.223	2004
	10.000000	13.715748	37.16%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.436896	16.598802	23.53%	9,308	2009
	20.222599	13.436896	-33.56%	10,052	2008
	22.211681	20.222599	-8.96%	10,166	2007
	19.325182	22.211681	14.94%	10,070	2006
	19.155578	19.325182	0.89%	11,111	2005
	16.681315	19.155578	14.83%	7,143	2004
	10.000000	16.681315	66.81%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.437959	16.410976	31.94%	5,125	2009
	20.557672	12.437959	-39.50%	8,443	2008
	20.557852	20.557672	0.00%	7,716	2007
	18.741745	20.557852	9.69%	5,672	2006
	17.047183	18.741745	9.94%	5,342	2005
	14.621826	17.047183	16.59%	3,427	2004
	10.000000	14.621826	46.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.993615	12.315506	23.23%	20,814	2009
	17.438964	9.993615	-42.69%	24,393	2008
	16.469458	17.438964	5.89%	19,286	2007
	14.796175	16.469458	11.31%	14,046	2006
	14.082839	14.796175	5.07%	7,730	2005
	13.099371	14.082839	7.51%	618	2004
	10.000000	13.099371	30.99%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.563279	7.126472	28.10%	17,592	2009
	10.000000	5.563279	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.820295	10.323906	5.13%	21,202	2009
	10.000000	9.820295	-1.80%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.876575	28.77%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.873037	28.73%	17,226	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.644586	13.401074	25.90%	13,177	2009
	17.275388	10.644586	-38.38%	13,439	2008
	18.073967	17.275388	-4.42%	22,926	2007
	15.934319	18.073967	13.43%	16,375	2006
	15.616715	15.934319	2.03%	13,909	2005
	13.589226	15.616715	14.92%	9,863	2004
	10.000000	13.589226	35.89%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.233860	13.064587	41.49%	12,957	2009
	17.314356	9.233860	-46.67%	17,579	2008
	15.495013	17.314356	11.74%	22,868	2007
	14.660153	15.495013	5.69%	23,214	2006
	14.243117	14.660153	2.93%	24,244	2005
	13.611063	14.243117	4.64%	9,537	2004
	10.000000	13.611063	36.11%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.039684	12.366446	36.80%	8,286	2009
	15.439925	9.039684	-41.45%	9,550	2008
	14.833818	15.439925	4.09%	12,056	2007
	12.872847	14.833818	15.23%	12,924	2006
	11.499389	12.872847	11.94%	14,303	2005
	10.000000	11.499389	14.99%	8,750	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.846190	18.938318	36.78%	0	2009
	23.643183	13.846190	-41.44%	0	2008
	22.710241	23.643183	4.11%	0	2007
	19.714004	22.710241	15.20%	0	2006
	17.608662	19.714004	11.96%	0	2005
	15.091431	17.608662	16.68%	0	2004
	10.000000	15.091431	50.91%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.998532	2.479746	24.08%	1,297	2009
	9.529185	1.998532	-79.03%	8,267	2008
	10.000000	9.529185	-4.71%	466	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.839210	3.509845	23.62%	1,100	2009
	13.501403	2.839210	-78.97%	1,180	2008
	13.822109	13.501403	-2.32%	1,952	2007
	12.892436	13.822109	7.21%	5,308	2006
	12.876571	12.892436	0.12%	5,663	2005
	12.065688	12.876571	6.72%	3,671	2004
	10.000000	12.065688	20.66%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.080586	12.663841	25.63%	23,960	2009
	16.734981	10.080586	-39.76%	27,015	2008
	16.372426	16.734981	2.21%	22,612	2007
	14.535004	16.372426	12.64%	9,530	2006
	14.004211	14.535004	3.79%	7,842	2005
	13.072585	14.004211	7.13%	2,701	2004
	10.000000	13.072585	30.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.577491	16.897853	34.35%	3,776	2009
	20.670727	12.577491	-39.15%	9,405	2008
	21.359870	20.670727	-3.23%	5,638	2007
	18.979349	21.359870	12.54%	4,285	2006
	17.623824	18.979349	7.69%	3,132	2005
	15.066242	17.623824	16.98%	1,041	2004
	10.000000	15.066242	50.66%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.830339	8.30%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.909511	9.10%	8,790	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.725219	11.116845	27.41%	1,703	2009
	14.501740	8.725219	-39.83%	2,993	2008
	15.726340	14.501740	-7.79%	3,155	2007
	13.822597	15.726340	13.77%	3,366	2006
	13.382696	13.822597	3.29%	2,529	2005
	12.271349	13.382696	9.06%	1,671	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.643640	14.243374	22.33%	0	2009
	21.166526	11.643640	-44.99%	0	2008
	19.902453	21.166526	6.35%	0	2007
	15.875772	19.902453	25.36%	0	2006
	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.292772	13.340219	60.87%	0	2009
	13.418513	8.292772	-38.20%	41	2008
	12.957523	13.418513	3.56%	188	2007
	12.520549	12.957523	3.49%	1,622	2006
	12.068798	12.520549	3.74%	793	2005
	11.707077	12.068798	3.09%	676	2004
	10.000000	11.707077	17.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.452208	10.371167	39.17%	12,736	2009
	13.239894	7.452208	-43.71%	24,439	2008
	11.992976	13.239894	10.40%	8,849	2007
	11.175837	11.992976	7.31%	0	2006
	10.000000	11.175837	11.76%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.738753	9.513540	22.93%	7,749	2009
	12.371509	7.738753	-37.45%	8,300	2008
	12.235269	12.371509	1.11%	6,725	2007
	10.506054	12.235269	16.46%	9,765	2006
	10.000000	10.506054	5.06%	3,317	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.699151	10.412737	7.36%	27,156	2009
	11.035849	9.699151	-12.11%	41,391	2008
	10.687295	11.035849	3.26%	39,194	2007
	10.513789	10.687295	1.65%	24,195	2006
	10.305973	10.513789	2.02%	23,245	2005
	10.089289	10.305973	2.15%	22,785	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.131677	18.047123	27.71%	0	2009
	16.934984	14.131677	-16.55%	0	2008
	16.218791	16.934984	4.42%	0	2007
	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	0	2005
	12.540033	13.548609	8.04%	0	2004
	10.000000	12.540033	25.40%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.603959	11.977176	24.71%	403	2009
	15.748921	9.603959	-39.02%	1,403	2008
	14.594874	15.748921	7.91%	1,404	2007
	13.079738	14.594874	11.58%	1,532	2006
	12.253786	13.079738	6.74%	1,534	2005
	11.384325	12.253786	7.64%	1,003	2004
	10.000000	11.384325	13.84%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.502453	9.634894	13.32%	0	2009
	12.220958	8.502453	-30.43%	0	2008
	11.573456	12.220958	5.59%	0	2007
	10.514564	11.573456	10.07%	0	2006
	10.203319	10.514564	3.05%	0	2005
	10.000000	10.203319	2.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.635377	9.337694	40.73%	0	2009
	11.081552	6.635377	-40.12%	0	2008
	10.492827	11.081552	5.61%	0	2007
	10.444858	10.492827	0.46%	0	2006
	10.067263	10.444858	3.75%	0	2005
	10.000000	10.067263	0.67%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.597067	12.880121	49.82%	114	2009
	14.953827	8.597067	-42.51%	0	2008
	13.388215	14.953827	11.69%	0	2007
	11.111619	13.388215	20.49%	0	2006
	10.655269	11.111619	4.28%	0	2005
	10.000000	10.655269	6.55%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.717117	11.780515	9.92%	0	2009
	10.664172	10.717117	0.50%	0	2008
	10.232743	10.664172	4.22%	0	2007
	10.041846	10.232743	1.90%	0	2006
	10.040094	10.041846	0.02%	0	2005
	10.000000	10.040094	0.40%	0	2004*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.477260	12.369671	18.06%	887	2009
	18.009437	10.477260	-41.82%	2,431	2008
	17.509150	18.009437	2.86%	7,186	2007
	15.256160	17.509150	14.77%	7,530	2006
	14.867466	15.256160	2.61%	8,654	2005
	13.626250	14.867466	9.11%	10,374	2004
	10.000000	13.626250	36.26%	8,167	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.656476	17.712365	39.95%	2,938	2009
	20.080310	12.656476	-36.97%	2,300	2008
	20.163377	20.080310	-0.41%	0	2007
	17.996918	20.163377	12.04%	0	2006
	17.203603	17.996918	4.61%	0	2005
	14.727543	17.203603	16.81%	0	2004
	10.000000	14.727543	47.28%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.072684	11.971868	8.12%	18,125	2009
	11.469347	11.072684	-3.46%	17,885	2008
	10.678841	11.469347	7.40%	3,821	2007
	10.715015	10.678841	-0.34%	5,587	2006
	10.753920	10.715015	-0.36%	6,380	2005
	10.360197	10.753920	3.80%	6,149	2004
	10.000000	10.360197	3.60%	498	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.879530	12.569760	15.54%	0	2009
	16.991635	10.879530	-35.97%	0	2008
	17.397983	16.991635	-2.34%	510	2007
	15.181408	17.397983	14.60%	510	2006
	14.805759	15.181408	2.54%	510	2005
	13.406642	14.805759	10.44%	511	2004
	10.000000	13.406642	34.07%	273	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.333144	11.884456	27.34%	13,484	2009
	12.603032	9.333144	-25.95%	10,414	2008
	13.167878	12.603032	-4.29%	97	2007
	11.164123	13.167878	17.95%	0	2006
	10.000000	11.164123	11.64%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.083088	14.191333	17.45%	31,172	2009
	16.827987	12.083088	-28.20%	25,482	2008
	18.117641	16.827987	-7.12%	5,434	2007
	15.589146	18.117641	16.22%	5,981	2006
	15.154532	15.589146	2.87%	4,197	2005
	13.530178	15.154532	12.01%	4,389	2004
	10.000000	13.530178	35.30%	1,340	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.022984	20.23%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.522499	16.585419	22.65%	3,448	2009
	19.953186	13.522499	-32.23%	4,094	2008
	20.475926	19.953186	-2.55%	192	2007
	18.242482	20.475926	12.24%	193	2006
	17.340425	18.242482	5.20%	193	2005
	14.502323	17.340425	19.57%	193	2004
	10.000000	14.502323	45.02%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.515790	13.002769	23.65%	1,712	2009
	17.102642	10.515790	-38.51%	5,030	2008
	16.606789	17.102642	2.99%	6,897	2007
	14.693228	16.606789	13.02%	7,505	2006
	14.341131	14.693228	2.46%	9,761	2005
	13.247418	14.341131	8.26%	9,443	2004
	10.000000	13.247418	32.47%	5,170	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.916979	13.090190	19.91%	4,330	2009
	15.835261	10.916979	-31.06%	1,747	2008
	15.108418	15.835261	4.81%	247	2007
	13.252291	15.108418	14.01%	262	2006
	12.973992	13.252291	2.15%	262	2005
	12.619952	12.973992	2.81%	247	2004
	10.000000	12.619952	26.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.355079	10.307991	23.37%	0	2009
	13.687049	8.355079	-38.96%	0	2008
	15.727766	13.687049	-12.98%	0	2007
	15.486336	15.727766	1.56%	0	2006
	14.954456	15.486336	3.56%	0	2005
	13.727773	14.954456	8.94%	0	2004
	10.000000	13.727773	37.28%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.406802	12.674512	11.11%	0	2009
	16.532909	11.406802	-31.01%	152	2008
	15.372699	16.532909	7.55%	234	2007
	13.533690	15.372699	13.59%	283	2006
	13.565101	13.533690	-0.23%	365	2005
	12.909925	13.565101	5.07%	365	2004
	10.000000	12.909925	29.10%	133	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.775256	11.522442	17.87%	2,180	2009
	10.778693	9.775256	-9.31%	2,610	2008
	10.451360	10.778693	3.13%	4,327	2007
	10.251388	10.451360	1.95%	4,130	2006
	10.347262	10.251388	-0.93%	3,688	2005
	10.208760	10.347262	1.36%	2,973	2004
	10.000000	10.208760	2.09%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.946637	10.879123	21.60%	5,484	2009
	12.187475	8.946637	-26.59%	5,484	2008
	11.459629	12.187475	6.35%	0	2007
	10.659740	11.459629	7.50%	0	2006
	10.000000	10.659740	6.60%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.544816	10.775514	26.11%	23,027	2009
	12.962220	8.544816	-34.08%	23,027	2008
	12.016865	12.962220	7.87%	28,958	2007
	10.965440	12.016865	9.59%	0	2006
	10.000000	10.965440	9.65%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.179923	10.526448	28.69%	3,585	2009
	13.486807	8.179923	-39.35%	3,591	2008
	12.377930	13.486807	8.96%	0	2007
	11.172924	12.377930	10.79%	0	2006
	10.000000	11.172924	11.73%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.176006	16.181228	32.89%	4,122	2009
	21.658621	12.176006	-43.78%	11,146	2008
	18.823323	21.658621	15.06%	14,171	2007
	17.218465	18.823323	9.32%	15,383	2006
	15.046148	17.218465	14.44%	18,475	2005
	13.318501	15.046148	12.97%	12,539	2004
	10.000000	13.318501	33.19%	2,497	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.754586	14.121616	44.77%	1,670	2009
	21.809443	9.754586	-55.27%	0	2008
	15.266216	21.809443	42.86%	0	2007
	13.343898	15.266216	14.41%	0	2006
	10.000000	13.343898	33.44%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.121211	12.896015	27.42%	23,647	2009
	18.041852	10.121211	-43.90%	19,505	2008
	18.162116	18.041852	-0.66%	4,318	2007
	15.436486	18.162116	17.66%	7,295	2006
	14.904344	15.436486	3.57%	6,793	2005
	13.658630	14.904344	9.12%	5,270	2004
	10.000000	13.658630	36.59%	638	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.701850	12.179100	25.53%	4,071	2009
	18.770011	9.701850	-48.31%	9,394	2008
	15.107734	18.770011	24.24%	8,270	2007
	14.449853	15.107734	4.55%	10,047	2006
	13.960697	14.449853	3.50%	11,398	2005
	13.800194	13.960697	1.16%	10,647	2004
	10.000000	13.800194	38.00%	2,850	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.361987	11.737617	13.28%	55,706	2009
	10.941424	10.361987	-5.30%	45,105	2008
	10.716787	10.941424	2.10%	14,935	2007
	10.489860	10.716787	2.16%	8,631	2006
	10.493632	10.489860	-0.04%	7,134	2005
	10.266703	10.493632	2.21%	6,848	2004
	10.000000	10.266703	2.67%	4,597	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.949542	20.495432	37.10%	19,957	2009
	25.233984	14.949542	-40.76%	23,355	2008
	22.304255	25.233984	13.14%	20,215	2007
	20.226375	22.304255	10.27%	23,382	2006
	17.469531	20.226375	15.78%	27,174	2005
	14.285435	17.469531	22.29%	18,551	2004
	10.000000	14.285435	42.85%	7,365	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.925774	17.243147	23.82%	0	2009
	25.331974	13.925774	-45.03%	0	2008
	22.062847	25.331974	14.82%	0	2007
	19.095216	22.062847	15.54%	0	2006
	16.386129	19.095216	16.53%	0	2005
	14.740847	16.386129	11.16%	0	2004
	10.000000	14.740847	47.41%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.344712	11.568911	23.80%	6,112	2009
	16.994351	9.344712	-45.01%	3,573	2008
	14.800306	16.994351	14.82%	137	2007
	12.805159	14.800306	15.58%	0	2006
	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.465552	16.134375	54.17%	879	2009
	21.900932	10.465552	-52.21%	2,603	2008
	21.175246	21.900932	3.43%	3,316	2007
	18.605749	21.175246	13.81%	3,181	2006
	18.515721	18.605749	0.49%	3,234	2005
	16.579749	18.515721	11.68%	2,750	2004
	10.000000	16.579749	65.80%	600	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.777777	10.346021	33.02%	0	2009
	11.271182	7.777777	-30.99%	1,626	2008
	11.074620	11.271182	1.77%	1,628	2007
	10.000000	11.074620	10.75%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.378953	13.098837	15.11%	8,280	2009
	15.911706	11.378953	-28.49%	24,640	2008
	16.669638	15.911706	-4.55%	28,076	2007
	14.507449	16.669638	14.90%	34,304	2006
	14.297719	14.507449	1.47%	37,220	2005
	13.130408	14.297719	8.89%	22,299	2004
	10.000000	13.130408	31.30%	4,818	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.423922	17.008342	26.70%	5,008	2009
	20.429698	13.423922	-34.29%	3,470	2008
	21.335411	20.429698	-4.25%	356	2007
	18.590572	21.335411	14.76%	303	2006
	17.422161	18.590572	6.71%	247	2005
	14.351480	17.422161	21.40%	151	2004
	10.000000	14.351480	43.51%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.571360	8.396706	27.78%	0	2009
	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.316981	15.778846	69.36%	0	2009
	20.068122	9.316981	-53.57%	0	2008
	15.896831	20.068122	26.24%	0	2007
	12.642722	15.896831	25.74%	0	2006
	10.000000	12.642722	26.43%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.602152	18.286583	34.44%	0	2009
	23.256678	13.602152	-41.51%	0	2008
	20.535305	23.256678	13.25%	0	2007
	17.235606	20.535305	19.14%	0	2006
	15.946817	17.235606	8.08%	0	2005
	13.714467	15.946817	16.28%	0	2004
	10.000000	13.714467	37.14%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.785628	13.170555	34.59%	24,703	2009
	16.735247	9.785628	-41.53%	20,919	2008
	14.778401	16.735247	13.24%	830	2007
	12.402111	14.778401	19.16%	498	2006
	11.478526	12.402111	8.05%	132	2005
	10.000000	11.478526	14.79%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.255983	14.269852	16.43%	122	2009
	11.763237	12.255983	4.19%	122	2008
	10.800672	11.763237	8.91%	122	2007
	9.756257	10.800672	10.71%	0	2006
	10.000000	9.756257	-2.44%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.487832	11.235948	18.42%	0	2009
	16.857806	9.487832	-43.72%	140	2008
	15.381409	16.857806	9.60%	1,207	2007
	14.782959	15.381409	4.05%	1,235	2006
	13.877928	14.782959	6.52%	1,251	2005
	13.304174	13.877928	4.31%	1,314	2004
	10.000000	13.304174	33.04%	832	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.810264	15.057894	39.29%	1,032	2009
	20.843229	10.810264	-48.14%	2,164	2008
	19.221592	20.843229	8.44%	2,070	2007
	16.853145	19.221592	14.05%	2,071	2006
	15.721785	16.853145	7.20%	2,086	2005
	13.903325	15.721785	13.08%	1,121	2004
	10.000000	13.903325	39.03%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.813349	18.13%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.440541	15.326396	23.20%	0	2009
	15.107969	12.440541	-17.66%	0	2008
	13.965464	15.107969	8.18%	0	2007
	12.892454	13.965464	8.32%	0	2006
	12.206327	12.892454	5.62%	0	2005
	11.489832	12.206327	6.24%	0	2004
	10.000000	11.489832	14.90%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.441048	17.820786	43.24%	2,014	2009
	22.773483	12.441048	-45.37%	2,238	2008
	16.991824	22.773483	34.03%	1,358	2007
	15.873002	16.991824	7.05%	843	2006
	14.374535	15.873002	10.42%	843	2005
	12.421034	14.374535	15.73%	843	2004
	10.000000	12.421034	24.21%	843	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.461442	21.891178	75.67%	40	2009
	26.581935	12.461442	-53.12%	143	2008
	21.159270	26.581935	25.63%	21	2007
	14.702316	21.159270	43.92%	222	2006
	11.351574	14.702316	29.52%	0	2005
	10.000000	11.351574	13.52%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.305483	32.157355	75.67%	0	2009
	39.063570	18.305483	-53.14%	0	2008
	31.107912	39.063570	25.57%	0	2007
	21.624889	31.107912	43.85%	0	2006
	16.706250	21.624889	29.44%	0	2005
	14.348466	16.706250	16.43%	0	2004
	10.000000	14.348466	43.48%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.745545	13.298107	36.45%	1,305	2009
	15.764287	9.745545	-38.18%	3,094	2008
	14.475374	15.764287	8.90%	4,617	2007
	13.750579	14.475374	5.27%	5,684	2006
	13.447732	13.750579	2.25%	5,926	2005
	12.578028	13.447732	6.91%	6,414	2004
	10.000000	12.578028	25.78%	4,378	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.655437	15.202306	20.12%	11,567	2009
	19.181453	12.655437	-34.02%	12,448	2008
	18.174822	19.181453	5.54%	6,919	2007
	15.373351	18.174822	18.22%	9,787	2006
	14.718395	15.373351	4.45%	7,517	2005
	13.066273	14.718395	12.64%	6,061	2004
	10.000000	13.066273	30.66%	1,537	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.638475	10.645637	23.24%	2,482	2009
	12.416006	8.638475	-31.69%	2,817	2008
	11.841817	12.416006	4.85%	2,967	2007
	10.931468	11.841817	8.33%	3,696	2006
	10.714419	10.931468	2.03%	3,540	2005
	10.000000	10.714419	7.14%	1,693	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.802463	9.786068	11.17%	23,605	2009
	10.364868	8.802463	-15.07%	14,448	2008
	10.085460	10.364868	2.77%	10,580	2007
	9.865705	10.085460	2.23%	8,334	2006
	9.913174	9.865705	-0.48%	7,302	2005
	10.027045	9.913174	-1.14%	6,319	2004
	10.000000	10.027045	0.27%	4,645	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.047786	10.895471	20.42%	0	2009
	15.238548	9.047786	-40.63%	0	2008
	15.455776	15.238548	-1.41%	0	2007
	14.968216	15.455776	3.26%	0	2006
	14.827644	14.968216	0.95%	0	2005
	13.510160	14.827644	9.75%	0	2004
	10.000000	13.510160	35.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.955586	12.835666	28.93%	6,614	2009
	16.759067	9.955586	-40.60%	6,614	2008
	15.876667	16.759067	5.56%	6,237	2007
	14.232977	15.876667	11.55%	5,254	2006
	13.576843	14.232977	4.83%	3,939	2005
	12.217327	13.576843	11.13%	2,851	2004
	10.000000	12.217327	22.17%	1,283	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.273709	12.74%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.391945	23.92%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.476026	9.051196	21.07%	435,629	2009
	10.852373	7.476026	-31.11%	259,201	2008
	10.423562	10.852373	4.11%	1,380	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.293622	10.224777	10.02%	405,788	2009
	10.511339	9.293622	-11.58%	232,895	2008
	10.405716	10.511339	1.02%	0	2007
	10.000000	10.405716	4.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.228832	10.041819	38.91%	33,060	2009
	12.009005	7.228832	-39.80%	27,381	2008
	10.705080	12.009005	12.18%	500	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.146783	8.368558	36.15%	58,713	2009
	11.232271	6.146783	-45.28%	45,230	2008
	10.233395	11.232271	9.76%	1,163	2007
	10.000000	10.233395	2.33%	51	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.933653	7.607377	28.21%	562,226	2009
	9.766249	5.933653	-39.24%	343,298	2008
	10.000000	9.766249	-2.34%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.000827	14.323849	43.23%	0	2009
	14.157191	10.000827	-29.36%	0	2008
	13.994206	14.157191	1.16%	0	2007
	12.896942	13.994206	8.51%	0	2006
	12.840387	12.896942	0.44%	0	2005
	11.888673	12.840387	8.01%	0	2004
	10.000000	11.888673	18.89%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.060617	11.551411	43.31%	0	2009
	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.437726	6.905438	26.99%	1,772	2009
	10.000000	5.437726	-45.62%	2,052	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.246438	32.46%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.088492	7.635656	50.06%	3,235	2009
	10.000000	5.088492	-49.12%	2,537	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.097700	7.852367	28.78%	2,292	2009
	10.000000	6.097700	-39.02%	3,581	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.331277	8.024348	26.74%	0	2009
	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.887319	9.271131	17.54%	408,457	2009
	10.000000	7.887319	-21.13%	166,314	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.168050	8.731043	21.80%	1,336,316	2009
	10.000000	7.168050	-28.32%	672,589	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.032985	10.015163	10.87%	28,750	2009
	10.000000	9.032985	-9.67%	27,379	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.524429	9.001521	19.63%	395,299	2009
	10.000000	7.524429	-24.76%	250,508	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.806444	8.451804	24.17%	43,955	2009
	10.000000	6.806444	-31.94%	7,170	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.265770	9.542396	15.44%	201,231	2009
	10.000000	8.265770	-17.34%	56,517	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.797071	10.436645	6.53%	8,919	2009
	10.000000	9.797071	-2.03%	2,097	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.802870	11.197302	14.22%	798	2009
	10.000000	9.802870	-1.97%	743	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	20.058004	32.090935	59.99%	0	2009
	48.603481	20.058004	-58.73%	0	2008
	34.126891	48.603481	42.42%	0	2007
	25.518716	34.126891	33.73%	0	2006
	19.656249	25.518716	29.82%	0	2005
	16.636793	19.656249	18.15%	0	2004
	10.000000	16.636793	66.37%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.022868	19.235464	59.99%	849	2009
	29.087277	12.022868	-58.67%	1,253	2008
	20.387298	29.087277	42.67%	734	2007
	15.217878	20.387298	33.97%	1,010	2006
	11.707931	15.217878	29.98%	952	2005
	10.000000	11.707931	17.08%	687	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.591228	11.676717	0.74%	18,806	2009
	10.968931	11.591228	5.67%	11,557	2008
	10.435493	10.968931	5.11%	5,043	2007
	10.293118	10.435493	1.38%	2,945	2006
	10.160331	10.293118	1.31%	1,410	2005
	10.029912	10.160331	1.30%	3,350	2004
	10.000000	10.029912	0.30%	1,997	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.483852	8.180392	26.17%	1,964	2009
	11.614361	6.483852	-44.17%	1,237	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.970822	14.938226	24.79%	389,481	2009
	19.321952	11.970822	-38.05%	795,061	2008
	18.590551	19.321952	3.93%	1,029,252	2007
	16.214476	18.590551	14.65%	1,076,528	2006
	15.313030	16.214476	5.89%	1,107,686	2005
	13.689404	15.313030	11.86%	893,109	2004
	10.000000	13.689404	36.89%	78,259	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.492168	14.92%	68,585	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.049283	20.49%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.059266	11.834748	7.01%	51,567	2009
	11.995994	11.059266	-7.81%	18,111	2008
	11.605099	11.995994	3.37%	25,982	2007
	11.142419	11.605099	4.15%	30,151	2006
	10.994065	11.142419	1.35%	32,647	2005
	10.708779	10.994065	2.66%	20,535	2004
	10.000000	10.708779	7.09%	11,443	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.544996	13.492861	16.87%	868,213	2009
	15.323115	11.544996	-24.66%	1,201,535	2008
	14.784773	15.323115	3.64%	1,093,241	2007
	13.533804	14.784773	9.24%	1,159,758	2006
	13.095335	13.533804	3.35%	1,214,619	2005
	12.186797	13.095335	7.46%	1,091,284	2004
	10.000000	12.186797	21.87%	124,923	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.843910	14.453011	22.03%	715,117	2009
	17.597773	11.843910	-32.70%	962,805	2008
	16.900988	17.597773	4.12%	1,103,801	2007
	15.040415	16.900988	12.37%	1,238,239	2006
	14.318239	15.040415	5.04%	1,336,599	2005
	13.020880	14.318239	9.96%	970,930	2004
	10.000000	13.020880	30.21%	145,959	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.330274	12.733498	12.38%	504,630	2009
	13.595082	11.330274	-16.66%	463,702	2008
	13.092663	13.595082	3.84%	407,404	2007
	12.308781	13.092663	6.37%	421,521	2006
	12.007837	12.308781	2.51%	429,149	2005
	11.422629	12.007837	5.12%	133,434	2004
	10.000000	11.422629	14.23%	30,912	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.637660	16.954335	34.16%	3,174	2009
	20.276352	12.637660	-37.67%	3,996	2008
	19.218377	20.276352	5.51%	1,144	2007
	17.826650	19.218377	7.81%	1,144	2006
	16.209651	17.826650	9.98%	1,686	2005
	14.277420	16.209651	13.53%	1,112	2004
	10.000000	14.277420	42.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.386092	10.193034	-1.86%	55,002	2009
	10.374196	10.386092	0.11%	25,316	2008
	10.092529	10.374196	2.79%	4,652	2007
	9.841607	10.092529	2.55%	2,660	2006
	9.770998	9.841607	0.72%	2,307	2005
	9.880078	9.770998	-1.10%	2,455	2004
	10.000000	9.880078	-1.20%	1,537	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.765464	11.915595	22.02%	5,592	2009
	12.035787	9.765464	-18.86%	2,874	2008
	11.727753	12.035787	2.63%	0	2007
	11.402579	11.727753	2.85%	0	2006
	11.374821	11.402579	0.24%	0	2005
	10.883959	11.374821	4.51%	0	2004
	10.000000	10.883959	8.84%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.046307	8.073129	33.52%	2,983	2009
	10.000000	6.046307	-39.54%	3,642	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.254121	14.298082	27.05%	0	2009
	21.435702	11.254121	-47.50%	0	2008
	21.276929	21.435702	0.75%	0	2007
	17.718460	21.276929	20.08%	0	2006
	16.156405	17.718460	9.67%	0	2005
	13.724397	16.156405	17.72%	0	2004
	10.000000	13.724397	37.24%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.974416	10.129981	27.03%	25,580	2009
	15.181140	7.974416	-47.47%	19,593	2008
	15.070189	15.181140	0.74%	1,776	2007
	12.549364	15.070189	20.09%	606	2006
	11.441520	12.549364	9.68%	131	2005
	10.000000	11.441520	14.42%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.279499	7.968351	26.89%	5,229	2009
	10.000000	6.279499	-37.21%	1,993	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.267659	7.834012	24.99%	4,262	2009
	10.000000	6.267659	-37.32%	3,097	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.190195	7.694421	24.30%	34,844	2009
	10.000000	6.190195	-38.10%	18,752	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.671710	8.539166	27.99%	5,881	2009
	10.000000	6.671710	-33.28%	5,018	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.155626	11.423473	24.77%	945	2009
	17.457427	9.155626	-47.55%	951	2008
	16.253267	17.457427	7.41%	0	2007
	16.087013	16.253267	1.03%	0	2006
	15.220250	16.087013	5.69%	0	2005
	13.709636	15.220250	11.02%	0	2004
	10.000000	13.709636	37.10%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.396714	16.540743	23.47%	697	2009
	20.172428	13.396714	-33.59%	2,152	2008
	22.167952	20.172428	-9.00%	0	2007
	19.296940	22.167952	14.88%	0	2006
	19.137305	19.296940	0.83%	0	2005
	16.673885	19.137305	14.77%	0	2004
	10.000000	16.673885	66.74%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.400766	16.353562	31.88%	6,176	2009
	20.506677	12.400766	-39.53%	5,004	2008
	20.517363	20.506677	-0.05%	421	2007
	18.714350	20.517363	9.63%	214	2006
	17.030906	18.714350	9.88%	25	2005
	14.615310	17.030906	16.53%	0	2004
	10.000000	14.615310	46.15%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.963734	12.272429	23.17%	1,278	2009
	17.395702	9.963734	-42.72%	2,273	2008
	16.437022	17.395702	5.83%	2,043	2007
	14.774541	16.437022	11.25%	1,325	2006
	14.069386	14.774541	5.01%	189	2005
	13.093531	14.069386	7.45%	0	2004
	10.000000	13.093531	30.94%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.561369	7.120392	28.03%	85	2009
	10.000000	5.561369	-44.39%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.816966	10.315146	5.07%	34,802	2009
	10.000000	9.816966	-1.83%	22,538	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.872203	28.72%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.868657	28.69%	1,254	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.612760	13.354195	25.83%	9,631	2009
	17.232540	10.612760	-38.41%	9,454	2008
	18.038387	17.232540	-4.47%	12,798	2007
	15.911026	18.038387	13.37%	13,795	2006
	15.601811	15.911026	1.98%	13,040	2005
	13.583167	15.601811	14.86%	11,585	2004
	10.000000	13.583167	35.83%	10,473	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.206252	13.018905	41.41%	3,942	2009
	17.271417	9.206252	-46.70%	4,475	2008
	15.464505	17.271417	11.68%	11,354	2007
	14.638727	15.464505	5.64%	11,485	2006
	14.229519	14.638727	2.88%	11,728	2005
	13.605001	14.229519	4.59%	11,987	2004
	10.000000	13.605001	36.05%	9,759	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	9.018232	12.330818	36.73%	0	2009
	15.411159	9.018232	-41.48%	0	2008
	14.813778	15.411159	4.03%	299	2007
	12.861990	14.813778	15.17%	299	2006
	11.495518	12.861990	11.89%	299	2005
	10.000000	11.495518	14.96%	300	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.804815	18.872103	36.71%	0	2009
	23.584582	13.804815	-41.47%	0	2008
	22.665556	23.584582	4.05%	0	2007
	19.685210	22.665556	15.14%	0	2006
	17.591871	19.685210	11.90%	0	2005
	15.084714	17.591871	16.62%	0	2004
	10.000000	15.084714	50.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.996830	2.476379	24.02%	138	2009
	9.525930	1.996830	-79.04%	138	2008
	10.000000	9.525930	-4.74%	138	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.830710	3.497568	23.56%	0	2009
	13.467884	2.830710	-78.98%	0	2008
	13.794853	13.467884	-2.37%	123	2007
	12.873541	13.794853	7.16%	123	2006
	12.864250	12.873541	0.07%	123	2005
	12.060288	12.864250	6.67%	123	2004
	10.000000	12.060288	20.60%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.050430	12.619523	25.56%	8,569	2009
	16.693442	10.050430	-39.79%	9,489	2008
	16.340170	16.693442	2.16%	6,395	2007
	14.513743	16.340170	12.58%	6,098	2006
	13.990832	14.513743	3.74%	5,194	2005
	13.066755	13.990832	7.07%	5,042	2004
	10.000000	13.066755	30.67%	3,522	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.539886	16.838740	34.28%	3,071	2009
	20.619456	12.539886	-39.18%	2,724	2008
	21.317808	20.619456	-3.28%	358	2007
	18.951604	21.317808	12.49%	218	2006
	17.607016	18.951604	7.64%	25	2005
	15.059532	17.607016	16.92%	0	2004
	10.000000	15.059532	50.60%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.826649	8.27%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.905794	9.06%	620	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.700061	11.079140	27.35%	814	2009
	14.467322	8.700061	-39.86%	1,105	2008
	15.697055	14.467322	-7.83%	1,554	2007
	13.803856	15.697055	13.72%	1,714	2006
	13.371334	13.803856	3.23%	1,999	2005
	12.267172	13.371334	9.00%	1,669	2004
	10.000000	12.267172	22.67%	616	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.610063	14.195055	22.27%	0	2009
	21.116266	11.610063	-45.02%	0	2008
	19.865381	21.116266	6.30%	0	2007
	15.854247	19.865381	25.30%	0	2006
	14.403520	15.854247	10.07%	0	2005
	12.635959	14.403520	13.99%	0	2004
	10.000000	12.635959	26.36%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.268867	13.294992	60.78%	105	2009
	13.386660	8.268867	-38.23%	348	2008
	12.933390	13.386660	3.50%	1,449	2007
	12.503574	12.933390	3.44%	1,769	2006
	12.058562	12.503574	3.69%	1,993	2005
	11.703107	12.058562	3.04%	2,253	2004
	10.000000	11.703107	17.03%	2,336	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.438285	10.346533	39.10%	6,236	2009
	13.221922	7.438285	-43.74%	4,392	2008
	11.982837	13.221922	10.34%	941	2007
	11.172057	11.982837	7.26%	357	2006
	10.000000	11.172057	11.72%	371	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.724298	9.490928	22.87%	33,231	2009
	12.354713	7.724298	-37.48%	15,902	2008
	12.224927	12.354713	1.06%	171	2007
	10.502507	12.224927	16.40%	0	2006
	10.000000	10.502507	5.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.671154	10.377399	7.30%	239	2009
	11.009612	9.671154	-12.16%	2,550	2008
	10.667339	11.009612	3.21%	13,700	2007
	10.499491	10.667339	1.60%	12,507	2006
	10.297210	10.499491	1.96%	11,458	2005
	10.085843	10.297210	2.10%	12,165	2004
	10.000000	10.085843	0.86%	9,689	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.088532	17.982861	27.64%	0	2009
	16.891896	14.088532	-16.60%	0	2008
	16.185813	16.891896	4.36%	0	2007
	14.889797	16.185813	8.70%	0	2006
	13.534807	14.889797	10.01%	0	2005
	12.533652	13.534807	7.99%	0	2004
	10.000000	12.533652	25.34%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.577674	11.938308	24.65%	0	2009
	15.713855	9.577674	-39.05%	0	2008
	14.569834	15.713855	7.85%	0	2007
	13.063932	14.569834	11.53%	0	2006
	12.245196	13.063932	6.69%	0	2005
	11.382136	12.245196	7.58%	0	2004
	10.000000	11.382136	13.82%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.484590	9.609757	13.26%	0	2009
	12.201515	8.484590	-30.46%	0	2008
	11.560969	12.201515	5.54%	0	2007
	10.508552	11.560969	10.01%	0	2006
	10.202664	10.508552	3.00%	0	2005
	10.000000	10.202664	2.03%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.621433	9.313329	40.65%	1,108	2009
	11.063930	6.621433	-40.15%	1,624	2008
	10.481515	11.063930	5.56%	1,738	2007
	10.438897	10.481515	0.41%	1,832	2006
	10.066621	10.438897	3.70%	1,934	2005
	10.000000	10.066621	0.67%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.578995	12.846504	49.74%	0	2009
	14.930018	8.578995	-42.54%	0	2008
	13.373755	14.930018	11.64%	0	2007
	11.105267	13.373755	20.43%	0	2006
	10.654592	11.105267	4.23%	0	2005
	10.000000	10.654592	6.55%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.694609	11.749784	9.87%	0	2009
	10.647199	10.694609	0.45%	0	2008
	10.221694	10.647199	4.16%	0	2007
	10.036100	10.221694	1.85%	0	2006
	10.039451	10.036100	-0.03%	0	2005
	10.000000	10.039451	0.39%	0	2004*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.445924	12.326389	18.00%	0	2009
	17.964756	10.445924	-41.85%	0	2008
	17.474675	17.964756	2.80%	0	2007
	15.233868	17.474675	14.71%	0	2006
	14.853284	15.233868	2.56%	0	2005
	13.620181	14.853284	9.05%	0	2004
	10.000000	13.620181	36.20%	315	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.618626	17.650383	39.88%	1,661	2009
	20.030494	12.618626	-37.00%	353	2008
	20.123674	20.030494	-0.46%	0	2007
	17.970616	20.123674	11.98%	0	2006
	17.187195	17.970616	4.56%	0	2005
	14.720983	17.187195	16.75%	0	2004
	10.000000	14.720983	47.21%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.038864	11.929218	8.07%	12,190	2009
	11.440148	11.038864	-3.51%	29,880	2008
	10.657116	11.440148	7.35%	3,577	2007
	10.698655	10.657116	-0.39%	509	2006
	10.742961	10.698655	-0.41%	139	2005
	10.354917	10.742961	3.75%	0	2004
	10.000000	10.354917	3.55%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.846969	12.525743	15.48%	0	2009
	16.949441	10.846969	-36.00%	527	2008
	17.363685	16.949441	-2.39%	527	2007
	15.159191	17.363685	14.54%	527	2006
	14.791613	15.159191	2.49%	527	2005
	13.400667	14.791613	10.38%	527	2004
	10.000000	13.400667	34.01%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.315701	11.856213	27.27%	7,638	2009
	12.585912	9.315701	-25.98%	7,464	2008
	13.156741	12.585912	-4.34%	2,690	2007
	11.160354	13.156741	17.89%	0	2006
	10.000000	11.160354	11.60%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.046955	14.141684	17.39%	16,023	2009
	16.786241	12.046955	-28.23%	18,421	2008
	18.081962	16.786241	-7.17%	17,280	2007
	15.566348	18.081962	16.16%	10,753	2006
	15.140056	15.566348	2.82%	11,206	2005
	13.524142	15.140056	11.95%	3,003	2004
	10.000000	13.524142	35.24%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.018891	20.19%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.482033	16.527358	22.59%	1,890	2009
	19.903666	13.482033	-32.26%	1,649	2008
	20.435589	19.903666	-2.60%	1,822	2007
	18.215806	20.435589	12.19%	70	2006
	17.323874	18.215806	5.15%	69	2005
	14.495863	17.323874	19.51%	73	2004
	10.000000	14.495863	44.96%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.484318	12.957235	23.59%	26,485	2009
	17.060175	10.484318	-38.55%	30,371	2008
	16.574042	17.060175	2.93%	40,123	2007
	14.671716	16.574042	12.97%	39,936	2006
	14.327417	14.671716	2.40%	25,238	2005
	13.241492	14.327417	8.20%	5,383	2004
	10.000000	13.241492	32.41%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.884321	13.044385	19.85%	1,898	2009
	15.795961	10.884321	-31.09%	2,585	2008
	15.078643	15.795961	4.76%	1,962	2007
	13.232899	15.078643	13.95%	1,743	2006
	12.961593	13.232899	2.09%	1,743	2005
	12.614318	12.961593	2.75%	74	2004
	10.000000	12.614318	26.14%	335	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.330082	10.271918	23.31%	0	2009
	13.653059	8.330082	-38.99%	0	2008
	15.696762	13.653059	-13.02%	0	2007
	15.463665	15.696762	1.51%	0	2006
	14.940160	15.463665	3.50%	0	2005
	13.721639	14.940160	8.88%	0	2004
	10.000000	13.721639	37.22%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.372684	12.630154	11.06%	0	2009
	16.491882	11.372684	-31.04%	277	2008
	15.342410	16.491882	7.49%	277	2007
	13.513893	15.342410	13.53%	277	2006
	13.552134	13.513893	-0.28%	277	2005
	12.904162	13.552134	5.02%	277	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.745985	11.482091	17.81%	16,321	2009
	10.751903	9.745985	-9.36%	15,422	2008
	10.430737	10.751903	3.08%	18,101	2007
	10.236368	10.430737	1.90%	15,547	2006
	10.337354	10.236368	-0.98%	9,935	2005
	10.204194	10.337354	1.30%	6,968	2004
	10.000000	10.204194	2.04%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.929952	10.853307	21.54%	27,558	2009
	12.170952	8.929952	-26.63%	27,608	2008
	11.449951	12.170952	6.30%	13,270	2007
	10.656145	11.449951	7.45%	8,742	2006
	10.000000	10.656145	6.56%	7,230	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.528856	10.749898	26.04%	101,332	2009
	12.944625	8.528856	-34.11%	87,499	2008
	12.006703	12.944625	7.81%	87,964	2007
	10.961738	12.006703	9.53%	79,215	2006
	10.000000	10.961738	9.62%	56,903	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.164651	10.501446	28.62%	6,554	2009
	13.468509	8.164651	-39.38%	6,880	2008
	12.367469	13.468509	8.90%	6,246	2007
	11.169149	12.367469	10.73%	0	2006
	10.000000	11.169149	11.69%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.139569	16.124571	32.83%	53,465	2009
	21.604860	12.139569	-43.81%	57,319	2008
	18.786228	21.604860	15.00%	70,010	2007
	17.193267	18.786228	9.27%	54,309	2006
	15.031767	17.193267	14.38%	38,104	2005
	13.312564	15.031767	12.91%	391	2004
	10.000000	13.312564	33.13%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.736367	14.088047	44.70%	0	2009
	21.779859	9.736367	-55.30%	0	2008
	15.253319	21.779859	42.79%	0	2007
	13.339408	15.253319	14.35%	0	2006
	10.000000	13.339408	33.39%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.090937	12.850889	27.35%	12,754	2009
	17.997091	10.090937	-43.93%	13,456	2008
	18.126350	17.997091	-0.71%	13,966	2007
	15.413918	18.126350	17.60%	13,497	2006
	14.890118	15.413918	3.52%	12,084	2005
	13.652543	14.890118	9.06%	383	2004
	10.000000	13.652543	36.53%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.672824	12.136474	25.47%	7,132	2009
	18.723429	9.672824	-48.34%	8,332	2008
	15.077970	18.723429	24.18%	8,638	2007
	14.428718	15.077970	4.50%	6,217	2006
	13.947355	14.428718	3.45%	3,741	2005
	13.794032	13.947355	1.11%	665	2004
	10.000000	13.794032	37.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.330978	11.696525	13.22%	282,705	2009
	10.914247	10.330978	-5.34%	262,375	2008
	10.695648	10.914247	2.04%	289,457	2007
	10.474496	10.695648	2.11%	99,608	2006
	10.483602	10.474496	-0.09%	14,034	2005
	10.262112	10.483602	2.16%	136	2004
	10.000000	10.262112	2.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.904845	20.423747	37.03%	28,727	2009
	25.171396	14.904845	-40.79%	28,736	2008
	22.260345	25.171396	13.08%	26,782	2007
	20.196810	22.260345	10.22%	14,727	2006
	17.452852	20.196810	15.72%	14,610	2005
	14.279064	17.452852	22.23%	2,525	2004
	10.000000	14.279064	42.79%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.884102	17.182770	23.76%	0	2009
	25.269098	13.884102	-45.06%	0	2008
	22.019372	25.269098	14.76%	0	2007
	19.067291	22.019372	15.48%	0	2006
	16.370488	19.067291	16.47%	0	2005
	14.734289	16.370488	11.10%	0	2004
	10.000000	14.734289	47.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.322533	11.535584	23.74%	8,557	2009
	16.962678	9.322533	-45.04%	6,003	2008
	14.780294	16.962678	14.77%	4,751	2007
	12.794338	14.780294	15.52%	0	2006
	10.988531	12.794338	16.43%	0	2005
	10.000000	10.988531	9.89%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.434236	16.077894	54.09%	2,977	2009
	21.846573	10.434236	-52.24%	3,043	2008
	21.133526	21.846573	3.37%	2,945	2007
	18.578540	21.133526	13.75%	2,757	2006
	18.498039	18.578540	0.44%	2,824	2005
	16.572366	18.498039	11.62%	0	2004
	10.000000	16.572366	65.72%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.767215	10.326718	32.95%	14,980	2009
	11.261623	7.767215	-31.03%	9,327	2008
	11.070887	11.261623	1.72%	14,074	2007
	10.000000	11.070887	10.71%	6,443	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.344899	13.052968	15.06%	22,193	2009
	15.872203	11.344899	-28.52%	24,244	2008
	16.636787	15.872203	-4.60%	31,821	2007
	14.486224	16.636787	14.85%	39,132	2006
	14.284062	14.486224	1.42%	31,388	2005
	13.124559	14.284062	8.83%	523	2004
	10.000000	13.124559	31.25%	637	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.383779	16.948821	26.64%	72,305	2009
	20.379018	13.383779	-34.33%	4,060	2008
	21.293406	20.379018	-4.29%	3,001	2007
	18.563394	21.293406	14.71%	67	2006
	17.405526	18.563394	6.65%	68	2005
	14.345083	17.405526	21.33%	72	2004
	10.000000	14.345083	43.45%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.569115	8.389555	27.71%	0	2009
	10.000000	6.569115	-34.31%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.299580	15.741349	69.27%	0	2009
	20.040896	9.299580	-53.60%	0	2008
	15.883394	20.040896	26.18%	0	2007
	12.638452	15.883394	25.68%	0	2006
	10.000000	12.638452	26.38%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.561455	18.222589	34.37%	0	2009
	23.198948	13.561455	-41.54%	0	2008
	20.494837	23.198948	13.19%	0	2007
	17.210388	20.494837	19.08%	0	2006
	15.931585	17.210388	8.03%	0	2005
	13.708346	15.931585	16.22%	0	2004
	10.000000	13.708346	37.08%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.762388	13.132584	34.52%	23,019	2009
	16.704028	9.762388	-41.56%	200,755	2008
	14.758392	16.704028	13.18%	130,608	2007
	12.391616	14.758392	19.10%	52,717	2006
	11.474649	12.391616	7.99%	8,287	2005
	10.000000	11.474649	14.75%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.233112	14.235969	16.37%	0	2009
	11.747267	12.233112	4.14%	0	2008
	10.791538	11.747267	8.86%	0	2007
	9.752951	10.791538	10.65%	0	2006
	10.000000	9.752951	-2.47%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.459431	11.196594	18.36%	109	2009
	16.815938	9.459431	-43.75%	111	2008
	15.351080	16.815938	9.54%	112	2007
	14.761321	15.351080	4.00%	112	2006
	13.864661	14.761321	6.47%	0	2005
	13.298233	13.864661	4.26%	0	2004
	10.000000	13.298233	32.98%	313	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.777921	15.005193	39.22%	3,518	2009
	20.791514	10.777921	-48.16%	3,658	2008
	19.183735	20.791514	8.38%	2,991	2007
	16.828506	19.183735	14.00%	1,039	2006
	15.706782	16.828506	7.14%	2,810	2005
	13.897124	15.706782	13.02%	0	2004
	10.000000	13.897124	38.97%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.809328	18.09%	1,518	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.403331	15.272769	23.13%	0	2009
	15.070472	12.403331	-17.70%	0	2008
	13.937940	15.070472	8.13%	0	2007
	12.873580	13.937940	8.27%	0	2006
	12.194655	12.873580	5.57%	0	2005
	11.484704	12.194655	6.18%	0	2004
	10.000000	11.484704	14.85%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.403817	17.758387	43.17%	14,200	2009
	22.716955	12.403817	-45.40%	12,064	2008
	16.958344	22.716955	33.96%	4,530	2007
	15.849789	16.958344	6.99%	0	2006
	14.360798	15.849789	10.37%	0	2005
	12.415484	14.360798	15.67%	0	2004
	10.000000	12.415484	24.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.431876	21.828103	75.58%	33,053	2009
	26.532446	12.431876	-53.14%	36,734	2008
	21.130702	26.532446	25.56%	16,816	2007
	14.689923	21.130702	43.84%	16,605	2006
	11.347757	14.689923	29.45%	0	2005
	10.000000	11.347757	13.48%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.250720	32.044817	75.58%	0	2009
	38.966658	18.250720	-53.16%	0	2008
	31.046642	38.966658	25.51%	0	2007
	21.593269	31.046642	43.78%	0	2006
	16.690295	21.593269	29.38%	0	2005
	14.342071	16.690295	16.37%	0	2004
	10.000000	14.342071	43.42%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.716395	13.251577	36.38%	4,678	2009
	15.725168	9.716395	-38.21%	5,142	2008
	14.446858	15.725168	8.85%	5,060	2007
	13.730460	14.446858	5.22%	6,039	2006
	13.434891	13.730460	2.20%	7,048	2005
	12.572420	13.434891	6.86%	3,371	2004
	10.000000	12.572420	25.72%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.617582	15.149121	20.06%	170,916	2009
	19.133862	12.617582	-34.06%	21,971	2008
	18.139026	19.133862	5.48%	21,188	2007
	15.350871	18.139026	18.16%	3,401	2006
	14.704343	15.350871	4.40%	4,351	2005
	13.060441	14.704343	12.59%	163	2004
	10.000000	13.060441	30.60%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.618130	10.615153	23.17%	3,081	2009
	12.393084	8.618130	-31.73%	18,665	2008
	11.826026	12.393084	4.80%	20,189	2007
	10.922441	11.826026	8.27%	12,273	2006
	10.711026	10.922441	1.97%	5,348	2005
	10.000000	10.711026	7.11%	239	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.776128	9.751814	11.12%	136,259	2009
	10.339136	8.776128	-15.12%	255,918	2008
	10.065578	10.339136	2.72%	258,063	2007
	9.851254	10.065578	2.18%	96,349	2006
	9.903697	9.851254	-0.53%	2,006	2005
	10.022565	9.903697	-1.19%	0	2004
	10.000000	10.022565	0.23%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.020719	10.857340	20.36%	288	2009
	15.200728	9.020719	-40.66%	235	2008
	15.425324	15.200728	-1.46%	0	2007
	14.946321	15.425324	3.20%	0	2006
	14.813472	14.946321	0.90%	0	2005
	13.504135	14.813472	9.70%	0	2004
	10.000000	13.504135	35.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.926852	12.792100	28.86%	1,500	2009
	16.719252	9.926852	-40.63%	1,526	2008
	15.847072	16.719252	5.50%	243,885	2007
	14.213670	15.847072	11.49%	125,493	2006
	13.565311	14.213670	4.78%	18,456	2005
	12.213171	13.565311	11.07%	0	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.269860	12.70%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.387724	23.88%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.465869	9.034298	21.01%	193,429	2009
	10.843154	7.465869	-31.15%	199,224	2008
	10.420045	10.843154	4.06%	130,656	2007
	10.000000	10.420045	4.20%	19,137	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.280979	10.205658	9.96%	143,729	2009
	10.502388	9.280979	-11.63%	154,056	2008
	10.402195	10.502388	0.96%	98,442	2007
	10.000000	10.402195	4.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.218983	10.023020	38.84%	17,487	2009
	11.998783	7.218983	-39.84%	19,015	2008
	10.701461	11.998783	12.12%	15,122	2007
	10.000000	10.701461	7.01%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.138425	8.352911	36.08%	23,268	2009
	11.222723	6.138425	-45.30%	41,783	2008
	10.229939	11.222723	9.70%	40,611	2007
	10.000000	10.229939	2.30%	18,077	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.928601	7.597040	28.14%	185,695	2009
	9.762924	5.928601	-39.27%	175,327	2008
	10.000000	9.762924	-2.37%	73,898	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.970928	14.273771	43.15%	0	2009
	14.122069	9.970928	-29.39%	0	2008
	13.966646	14.122069	1.11%	0	2007
	12.878087	13.966646	8.45%	0	2006
	12.828129	12.878087	0.39%	0	2005
	11.883363	12.828129	7.95%	5,521	2004
	10.000000	11.883363	18.83%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.045559	11.523960	43.23%	6,453	2009
	11.412324	8.045559	-29.50%	6,950	2008
	11.283062	11.412324	1.15%	7,359	2007
	10.404099	11.283062	8.45%	7,293	2006
	10.000000	10.404099	4.04%	7,186	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.435866	6.899575	26.93%	1,071	2009
	10.000000	5.435866	-45.64%	394	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.241944	32.42%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.086752	7.629139	49.98%	3,045	2009
	10.000000	5.086752	-49.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.095623	7.845689	28.71%	318,974	2009
	10.000000	6.095623	-39.04%	357,496	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.329119	8.017520	26.68%	0	2009
	10.000000	6.329119	-36.71%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.884632	9.263244	17.48%	26,139	2009
	10.000000	7.884632	-21.15%	27,237	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.165610	8.723627	21.74%	268,363	2009
	10.000000	7.165610	-28.34%	274,123	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.029915	10.006663	10.82%	0	2009
	10.000000	9.029915	-9.70%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.521865	8.993867	19.57%	20,234	2009
	10.000000	7.521865	-24.78%	20,242	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.804125	8.444619	24.11%	28,011	2009
	10.000000	6.804125	-31.96%	23,307	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.262967	9.534297	15.39%	6,497	2009
	10.000000	8.262967	-17.37%	7,069	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.793750	10.427791	6.47%	159,075	2009
	10.000000	9.793750	-2.06%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.799538	11.187800	14.17%	3,338	2009
	10.000000	9.799538	-2.00%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.997995	31.978626	59.91%	0	2009
	48.482892	19.997995	-58.75%	0	2008
	34.059656	48.482892	42.35%	0	2007
	25.481383	34.059656	33.66%	0	2006
	19.637463	25.481383	29.76%	0	2005
	16.629376	19.637463	18.09%	0	2004
	10.000000	16.629376	66.29%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.994322	19.180025	59.91%	0	2009
	29.033083	11.994322	-58.69%	0	2008
	20.359741	29.033083	42.60%	0	2007
	15.205039	20.359741	33.90%	0	2006
	11.703984	15.205039	29.91%	0	2005
	10.000000	11.703984	17.04%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.556553	11.635860	0.69%	244,564	2009
	10.941692	11.556553	5.62%	282,523	2008
	10.414910	10.941692	5.06%	255,911	2007
	10.278047	10.414910	1.33%	101,439	2006
	10.150616	10.278047	1.26%	13,832	2005
	10.025426	10.150616	1.25%	0	2004
	10.000000	10.025426	0.25%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.475014	8.165074	26.10%	167	2009
	11.604467	6.475014	-44.20%	163	2008
	10.820602	11.604467	7.24%	0	2007
	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.935003	14.885937	24.73%	424,559	2009
	19.273993	11.935003	-38.08%	469,103	2008
	18.553909	19.273993	3.88%	507,233	2007
	16.190743	18.553909	14.60%	554,250	2006
	15.298388	16.190743	5.83%	535,059	2005
	13.683298	15.298388	11.80%	89,991	2004
	10.000000	13.683298	36.83%	314	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.488255	14.88%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.045182	20.45%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.026204	11.793354	6.96%	26,210	2009
	11.966235	11.026204	-7.86%	27,478	2008
	11.582248	11.966235	3.32%	20,570	2007
	11.126126	11.582248	4.10%	22,962	2006
	10.983569	11.126126	1.30%	24,059	2005
	10.704003	10.983569	2.61%	21,257	2004
	10.000000	10.704003	7.04%	2,351	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.510438	13.445621	16.81%	1,867,261	2009
	15.285064	11.510438	-24.69%	1,974,380	2008
	14.755622	15.285064	3.59%	1,996,961	2007
	13.513991	14.755622	9.19%	1,325,936	2006
	13.082811	13.513991	3.30%	744,626	2005
	12.181349	13.082811	7.40%	50,502	2004
	10.000000	12.181349	21.81%	9,060	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.808455	14.402396	21.97%	1,571,605	2009
	17.554065	11.808455	-32.73%	1,644,804	2008
	16.867668	17.554065	4.07%	1,665,131	2007
	15.018394	16.867668	12.31%	1,446,137	2006
	14.304552	15.018394	4.99%	630,712	2005
	13.015066	14.304552	9.91%	55,679	2004
	10.000000	13.015066	30.15%	20,061	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.296366	12.688935	12.33%	297,002	2009
	13.561316	11.296366	-16.70%	324,133	2008
	13.066840	13.561316	3.78%	318,626	2007
	12.290759	13.066840	6.31%	166,879	2006
	11.996352	12.290759	2.45%	74,278	2005
	11.417528	11.996352	5.07%	16,471	2004
	10.000000	11.417528	14.18%	11,376	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.599854	16.894982	34.09%	7,125	2009
	20.226044	12.599854	-37.70%	7,900	2008
	19.180528	20.226044	5.45%	4,575	2007
	17.800600	19.180528	7.75%	6,055	2006
	16.194190	17.800600	9.92%	6,549	2005
	14.271063	16.194190	13.48%	0	2004
	10.000000	14.271063	42.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.354819	10.157162	-1.91%	37,863	2009
	10.348233	10.354819	0.06%	33,388	2008
	10.072432	10.348233	2.74%	55,135	2007
	9.827008	10.072432	2.50%	24,036	2006
	9.761463	9.827008	0.67%	12,456	2005
	9.875470	9.761463	-1.15%	215	2004
	10.000000	9.875470	-1.25%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.736227	11.873865	21.96%	20,340	2009
	12.005886	9.736227	-18.90%	20,977	2008
	11.704613	12.005886	2.57%	22,941	2007
	11.385869	11.704613	2.80%	0	2006
	11.363940	11.385869	0.19%	0	2005
	10.879096	11.363940	4.46%	0	2004
	10.000000	10.879096	8.79%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.044248	8.066282	33.45%	290,766	2009
	10.000000	6.044248	-39.56%	294,747	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.221641	14.249548	26.98%	0	2009
	21.384785	11.221641	-47.53%	0	2008
	21.237273	21.384785	0.69%	0	2007
	17.694429	21.237273	20.02%	0	2006
	16.142684	17.694429	9.61%	0	2005
	13.719727	16.142684	17.66%	0	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.955492	10.100781	26.97%	16,296	2009
	15.152857	7.955492	-47.50%	109,253	2008
	15.049828	15.152857	0.68%	141,446	2007
	12.538773	15.049828	20.03%	57,468	2006
	11.437668	12.538773	9.63%	10,935	2005
	10.000000	11.437668	14.38%	1,963	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.277357	7.961577	26.83%	178,801	2009
	10.000000	6.277357	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.265525	7.827338	24.93%	4,437	2009
	10.000000	6.265525	-37.34%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.188086	7.687878	24.24%	169,852	2009
	10.000000	6.188086	-38.12%	115,274	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.669444	8.531911	27.93%	163,535	2009
	10.000000	6.669444	-33.31%	220,823	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.128209	11.383451	24.71%	5,131	2009
	17.414054	9.128209	-47.58%	4,732	2008
	16.221203	17.414054	7.35%	1,438	2007
	16.063452	16.221203	0.98%	1,516	2006
	15.205697	16.063452	5.64%	1,405	2005
	13.703517	15.205697	10.96%	1,497	2004
	10.000000	13.703517	37.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.356635	16.482865	23.41%	1,351	2009
	20.122351	13.356635	-33.62%	1,331	2008
	22.124258	20.122351	-9.05%	1,232	2007
	19.268704	22.124258	14.82%	1,107	2006
	19.119017	19.268704	0.78%	1,162	2005
	16.666453	19.119017	14.72%	1,176	2004
	10.000000	16.666453	66.66%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.363666	16.296331	31.81%	3,605	2009
	20.455785	12.363666	-39.56%	27,719	2008
	20.476947	20.455785	-0.10%	23,144	2007
	18.686979	20.476947	9.58%	16,156	2006
	17.014645	18.686979	9.83%	2,049	2005
	14.608788	17.014645	16.47%	0	2004
	10.000000	14.608788	46.09%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.933923	12.229463	23.11%	220,089	2009
	17.352525	9.933923	-42.75%	252,350	2008
	16.404635	17.352525	5.78%	202,631	2007
	14.752925	16.404635	11.20%	105,038	2006
	14.055950	14.752925	4.96%	14,015	2005
	13.087692	14.055950	7.40%	0	2004
	10.000000	13.087692	30.88%	320	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.559464	7.114320	27.97%	0	2009
	10.000000	5.559464	-44.41%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.813634	10.306389	5.02%	23,585	2009
	10.000000	9.813634	-1.86%	2,340	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.867835	28.68%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.864296	28.64%	221,950	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.581010	13.307463	25.77%	24,611	2009
	17.189769	10.581010	-38.45%	36,995	2008
	18.002842	17.189769	-4.52%	140,991	2007
	15.887753	18.002842	13.31%	79,886	2006
	15.586906	15.887753	1.93%	16,277	2005
	13.577106	15.586906	14.80%	149	2004
	10.000000	13.577106	35.77%	638	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.178699	12.973327	41.34%	13,475	2009
	17.228540	9.178699	-46.72%	13,986	2008
	15.434015	17.228540	11.63%	16,775	2007
	14.617296	15.434015	5.59%	14,293	2006
	14.215918	14.617296	2.82%	12,583	2005
	13.598930	14.215918	4.54%	130	2004
	10.000000	13.598930	35.99%	466	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.996820	12.295262	36.66%	0	2009
	15.382422	8.996820	-41.51%	0	2008
	14.793739	15.382422	3.98%	0	2007
	12.851121	14.793739	15.12%	0	2006
	11.491649	12.851121	11.83%	0	2005
	10.000000	11.491649	14.92%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.763518	18.806055	36.64%	0	2009
	23.526051	13.763518	-41.50%	0	2008
	22.620904	23.526051	4.00%	0	2007
	19.656415	22.620904	15.08%	0	2006
	17.575066	19.656415	11.84%	0	2005
	15.077980	17.575066	16.56%	0	2004
	10.000000	15.077980	50.78%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.995126	2.473004	23.95%	0	2009
	9.522694	1.995126	-79.05%	0	2008
	10.000000	9.522694	-4.77%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.822247	3.485338	23.50%	0	2009
	13.434470	2.822247	-78.99%	0	2008
	13.767676	13.434470	-2.42%	0	2007
	12.854710	13.767676	7.10%	0	2006
	12.851964	12.854710	0.02%	0	2005
	12.054908	12.851964	6.61%	0	2004
	10.000000	12.054908	20.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.020365	12.575351	25.50%	204,004	2009
	16.652019	10.020365	-39.82%	213,153	2008
	16.307973	16.652019	2.11%	187,488	2007
	14.492509	16.307973	12.53%	115,879	2006
	13.977468	14.492509	3.68%	18,232	2005
	13.060920	13.977468	7.02%	3,134	2004
	10.000000	13.060920	30.61%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.502392	16.779833	34.21%	270	2009
	20.568311	12.502392	-39.22%	62,413	2008
	21.275840	20.568311	-3.33%	38,672	2007
	18.923917	21.275840	12.43%	19,871	2006
	17.590220	18.923917	7.58%	2,020	2005
	15.052827	17.590220	16.86%	0	2004
	10.000000	15.052827	50.53%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.822960	8.23%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.902078	9.02%	93,178	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.674948	11.041531	27.28%	0	2009
	14.432931	8.674948	-39.89%	0	2008
	15.667777	14.432931	-7.88%	0	2007
	13.785121	15.667777	13.66%	0	2006
	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.576553	14.146876	22.20%	0	2009
	21.066102	11.576553	-45.05%	0	2008
	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.244992	13.249841	60.70%	0	2009
	13.354829	8.244992	-38.26%	0	2008
	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	0	2004
	10.000000	11.699112	16.99%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.424390	10.321934	39.03%	2,332	2009
	13.203974	7.424390	-43.77%	149,692	2008
	11.972698	13.203974	10.28%	70,490	2007
	11.168283	11.972698	7.20%	535	2006
	10.000000	11.168283	11.68%	249	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.709863	9.468371	22.81%	27,435	2009
	12.337930	7.709863	-37.51%	25,538	2008
	12.214584	12.337930	1.01%	23,908	2007
	10.498960	12.214584	16.34%	8,318	2006
	10.000000	10.498960	4.99%	4,565	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.643273	10.342210	7.25%	1,937	2009
	10.983472	9.643273	-12.20%	176,362	2008
	10.647467	10.983472	3.16%	215,309	2007
	10.485262	10.647467	1.55%	78,960	2006
	10.288472	10.485262	1.91%	11,654	2005
	10.082409	10.288472	2.04%	312	2004
	10.000000	10.082409	0.82%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.045524	17.918838	27.58%	0	2009
	16.848924	14.045524	-16.64%	0	2008
	16.152914	16.848924	4.31%	0	2007
	14.867089	16.152914	8.65%	0	2006
	13.521031	14.867089	9.96%	0	2005
	12.527281	13.521031	7.93%	0	2004
	10.000000	12.527281	25.27%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.551461	11.899561	24.58%	1,891	2009
	15.678857	9.551461	-39.08%	1,891	2008
	14.544835	15.678857	7.80%	1,891	2007
	13.048153	14.544835	11.47%	1,891	2006
	12.236620	13.048153	6.63%	5,874	2005
	11.379956	12.236620	7.53%	0	2004
	10.000000	11.379956	13.80%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.466755	9.584665	13.20%	0	2009
	12.182089	8.466755	-30.50%	0	2008
	11.548475	12.182089	5.49%	0	2007
	10.502531	11.548475	9.96%	0	2006
	10.202008	10.502531	2.95%	0	2005
	10.000000	10.202008	2.02%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.607501	9.288988	40.58%	0	2009
	11.046291	6.607501	-40.18%	0	2008
	10.470168	11.046291	5.50%	0	2007
	10.432911	10.470168	0.36%	0	2006
	10.065973	10.432911	3.65%	0	2005
	10.000000	10.065973	0.66%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.560950	12.812951	49.67%	518	2009
	14.906247	8.560950	-42.57%	0	2008
	13.359308	14.906247	11.58%	0	2007
	11.098917	13.359308	20.37%	0	2006
	10.653910	11.098917	4.18%	0	2005
	10.000000	10.653910	6.54%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.672139	11.719122	9.81%	0	2009
	10.630247	10.672139	0.39%	0	2008
	10.210653	10.630247	4.11%	0	2007
	10.030359	10.210653	1.80%	0	2006
	10.038808	10.030359	-0.08%	0	2005
	10.000000	10.038808	0.39%	0	2004*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.414647	12.283222	17.94%	0	2009
	17.920145	10.414647	-41.88%	343	2008
	17.440215	17.920145	2.75%	346	2007
	15.211551	17.440215	14.65%	1,106	2006
	14.839080	15.211551	2.51%	1,129	2005
	13.614096	14.839080	9.00%	1,132	2004
	10.000000	13.614096	36.14%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.580856	17.588597	39.80%	925	2009
	19.980747	12.580856	-37.04%	158	2008
	20.083994	19.980747	-0.51%	0	2007
	17.944309	20.083994	11.92%	0	2006
	17.170760	17.944309	4.51%	0	2005
	14.714406	17.170760	16.69%	0	2004
	10.000000	14.714406	47.14%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.005130	11.886696	8.01%	7,256	2009
	11.411009	11.005130	-3.56%	6,465	2008
	10.635425	11.411009	7.29%	4,595	2007
	10.682311	10.635425	-0.44%	4,185	2006
	10.732007	10.682311	-0.46%	5,003	2005
	10.349636	10.732007	3.69%	3,626	2004
	10.000000	10.349636	3.50%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.814518	12.481902	15.42%	0	2009
	16.907376	10.814518	-36.04%	0	2008
	17.329481	16.907376	-2.44%	0	2007
	15.137022	17.329481	14.48%	0	2006
	14.777488	15.137022	2.43%	0	2005
	13.394694	14.777488	10.32%	0	2004
	10.000000	13.394694	33.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.298292	11.828022	27.21%	2,480	2009
	12.568812	9.298292	-26.02%	2,302	2008
	13.145612	12.568812	-4.39%	2,287	2007
	11.156580	13.145612	17.83%	2,414	2006
	10.000000	11.156580	11.57%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.010876	14.092137	17.33%	10,494	2009
	16.744522	12.010876	-28.27%	10,548	2008
	18.046287	16.744522	-7.21%	10,178	2007
	15.543549	18.046287	16.10%	6,786	2006
	15.125572	15.543549	2.76%	5,662	2005
	13.518096	15.125572	11.89%	1,227	2004
	10.000000	13.518096	35.18%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.014804	20.15%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.441686	16.469490	22.53%	1,358	2009
	19.854246	13.441686	-32.30%	483	2008
	20.395311	19.854246	-2.65%	84	2007
	18.189148	20.395311	12.13%	0	2006
	17.307319	18.189148	5.10%	0	2005
	14.489397	17.307319	19.45%	0	2004
	10.000000	14.489397	44.89%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.452937	12.911867	23.52%	4,764	2009
	17.017813	10.452937	-38.58%	5,439	2008
	16.541374	17.017813	2.88%	5,734	2007
	14.650249	16.541374	12.91%	6,060	2006
	14.313731	14.650249	2.35%	4,191	2005
	13.235593	14.313731	8.15%	938	2004
	10.000000	13.235593	32.36%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.851741	12.998709	19.78%	1,057	2009
	15.756723	10.851741	-31.13%	1,057	2008
	15.048908	15.756723	4.70%	1,057	2007
	13.213518	15.048908	13.89%	1,057	2006
	12.949201	13.213518	2.04%	2,222	2005
	12.608682	12.949201	2.70%	0	2004
	10.000000	12.608682	26.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.305143	10.235941	23.25%	0	2009
	13.619162	8.305143	-39.02%	0	2008
	15.665831	13.619162	-13.06%	0	2007
	15.441047	15.665831	1.46%	0	2006
	14.925899	15.441047	3.45%	0	2005
	13.715524	14.925899	8.82%	0	2004
	10.000000	13.715524	37.16%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.338646	12.585925	11.00%	0	2009
	16.450925	11.338646	-31.08%	0	2008
	15.312158	16.450925	7.44%	0	2007
	13.494105	15.312158	13.47%	0	2006
	13.539186	13.494105	-0.33%	0	2005
	12.898411	13.539186	4.97%	0	2004
	10.000000	12.898411	28.98%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.716829	11.441913	17.75%	2,514	2009
	10.725195	9.716829	-9.40%	2,572	2008
	10.410154	10.725195	3.03%	2,691	2007
	10.221367	10.410154	1.85%	2,408	2006
	10.327466	10.221367	-1.03%	290	2005
	10.199626	10.327466	1.25%	292	2004
	10.000000	10.199626	2.00%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.913255	10.827476	21.48%	100,938	2009
	12.154417	8.913255	-26.67%	116,261	2008
	11.440257	12.154417	6.24%	154,220	2007
	10.652543	11.440257	7.39%	151,870	2006
	10.000000	10.652543	6.53%	7,368	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.512922	10.724355	25.98%	86,385	2009
	12.927048	8.512922	-34.15%	87,803	2008
	11.996552	12.927048	7.76%	89,568	2007
	10.958037	11.996552	9.48%	91,003	2006
	10.000000	10.958037	9.58%	10,704	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.149378	10.476459	28.56%	6,285	2009
	13.450189	8.149378	-39.41%	6,299	2008
	12.356992	13.450189	8.85%	6,309	2007
	11.165376	12.356992	10.67%	5,923	2006
	10.000000	11.165376	11.65%	5,931	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.103231	16.068109	32.76%	22,637	2009
	21.551199	12.103231	-43.84%	25,813	2008
	18.749174	21.551199	14.94%	27,785	2007
	17.168092	18.749174	9.21%	23,523	2006
	15.017388	17.168092	14.32%	14,406	2005
	13.306622	15.017388	12.86%	6,165	2004
	10.000000	13.306622	33.07%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.718154	14.054514	44.62%	0	2009
	21.750264	9.718154	-55.32%	0	2008
	15.240404	21.750264	42.71%	0	2007
	13.334901	15.240404	14.29%	0	2006
	10.000000	13.334901	33.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.060711	12.805864	27.29%	10,040	2009
	17.952378	10.060711	-43.96%	10,418	2008
	18.090595	17.952378	-0.76%	7,167	2007
	15.391340	18.090595	17.54%	7,438	2006
	14.875872	15.391340	3.47%	7,443	2005
	13.646439	14.875872	9.01%	3,413	2004
	10.000000	13.646439	36.46%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.643854	12.093964	25.41%	3,537	2009
	18.676923	9.643854	-48.36%	6,898	2008
	15.048226	18.676923	24.11%	7,796	2007
	14.407585	15.048226	4.45%	6,019	2006
	13.934014	14.407585	3.40%	1,004	2005
	13.787874	13.934014	1.06%	1,438	2004
	10.000000	13.787874	37.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.300077	11.655600	13.16%	1,036,660	2009
	10.887139	10.300077	-5.39%	1,013,099	2008
	10.674560	10.887139	1.99%	1,271,563	2007
	10.459156	10.674560	2.06%	710,645	2006
	10.473565	10.459156	-0.14%	32,744	2005
	10.257524	10.473565	2.11%	0	2004
	10.000000	10.257524	2.58%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.860226	20.352237	36.96%	10,922	2009
	25.108879	14.860226	-40.82%	12,129	2008
	22.216447	25.108879	13.02%	11,433	2007
	20.167250	22.216447	10.16%	8,244	2006
	17.436169	20.167250	15.66%	5,331	2005
	14.272687	17.436169	22.16%	1,451	2004
	10.000000	14.272687	42.73%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.842568	17.122640	23.70%	0	2009
	25.206389	13.842568	-45.08%	0	2008
	21.975993	25.206389	14.70%	0	2007
	19.039399	21.975993	15.42%	0	2006
	16.354848	19.039399	16.41%	0	2005
	14.727704	16.354848	11.05%	0	2004
	10.000000	14.727704	47.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.300353	11.502257	23.68%	1,520	2009
	16.931002	9.300353	-45.07%	1,463	2008
	14.760267	16.931002	14.71%	1,266	2007
	12.783502	14.760267	15.46%	0	2006
	10.984823	12.783502	16.37%	0	2005
	10.000000	10.984823	9.85%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.403005	16.021586	54.01%	34	2009
	21.792351	10.403005	-52.26%	34	2008
	21.091888	21.792351	3.32%	34	2007
	18.551354	21.091888	13.69%	634	2006
	18.480368	18.551354	0.38%	734	2005
	16.564974	18.480368	11.56%	700	2004
	10.000000	16.564974	65.65%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.756633	10.307392	32.88%	2,150	2009
	11.252036	7.756633	-31.06%	2,152	2008
	11.067139	11.252036	1.67%	2,255	2007
	10.000000	11.067139	10.67%	2,005	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.310939	13.007255	15.00%	17,162	2009
	15.832786	11.310939	-28.56%	20,647	2008
	16.603985	15.832786	-4.64%	20,874	2007
	14.465009	16.603985	14.79%	21,813	2006
	14.270396	14.465009	1.36%	16,451	2005
	13.118697	14.270396	8.78%	6,427	2004
	10.000000	13.118697	31.19%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.343704	16.889459	26.57%	201,523	2009
	20.328398	13.343704	-34.36%	1,849	2008
	21.251414	20.328398	-4.34%	1,320	2007
	18.536218	21.251414	14.65%	0	2006
	17.388881	18.536218	6.60%	0	2005
	14.338680	17.388881	21.27%	0	2004
	10.000000	14.338680	43.39%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.566886	8.382437	27.65%	0	2009
	10.000000	6.566886	-34.33%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.282193	15.703920	69.18%	0	2009
	20.013666	9.282193	-53.62%	0	2008
	15.869953	20.013666	26.11%	0	2007
	12.634183	15.869953	25.61%	0	2006
	10.000000	12.634183	26.34%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.520894	18.158811	34.30%	0	2009
	23.141396	13.520894	-41.57%	0	2008
	20.454471	23.141396	13.14%	0	2007
	17.185226	20.454471	19.02%	0	2006
	15.916376	17.185226	7.97%	0	2005
	13.702237	15.916376	16.16%	0	2004
	10.000000	13.702237	37.02%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.739200	13.094720	34.45%	5,460	2009
	16.672885	9.739200	-41.59%	461,700	2008
	14.738430	16.672885	13.13%	236,178	2007
	12.381147	14.738430	19.04%	185,791	2006
	11.470781	12.381147	7.94%	12,265	2005
	10.000000	11.470781	14.71%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.210264	14.202137	16.31%	0	2009
	11.731306	12.210264	4.08%	0	2008
	10.782410	11.731306	8.80%	0	2007
	9.749654	10.782410	10.59%	0	2006
	10.000000	9.749654	-2.50%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.431120	11.157398	18.30%	507	2009
	16.774181	9.431120	-43.78%	513	2008
	15.320803	16.774181	9.49%	518	2007
	14.739705	15.320803	3.94%	617	2006
	13.851398	14.739705	6.41%	757	2005
	13.292300	13.851398	4.21%	977	2004
	10.000000	13.292300	32.92%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.745663	14.952636	39.15%	873	2009
	20.739885	10.745663	-48.19%	971	2008
	19.145913	20.739885	8.33%	998	2007
	16.803873	19.145913	13.94%	369	2006
	15.691767	16.803873	7.09%	79	2005
	13.890922	15.691767	12.96%	0	2004
	10.000000	13.890922	38.91%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.805310	18.05%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.366211	15.219304	23.07%	291	2009
	15.033046	12.366211	-17.74%	304	2008
	13.910453	15.033046	8.07%	559	2007
	12.854723	13.910453	8.21%	575	2006
	12.182985	12.854723	5.51%	591	2005
	11.479571	12.182985	6.13%	606	2004
	10.000000	11.479571	14.80%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.366694	17.696209	43.10%	2,755	2009
	22.660553	12.366694	-45.43%	2,917	2008
	16.924911	22.660553	33.89%	3,057	2007
	15.826592	16.924911	6.94%	0	2006
	14.347068	15.826592	10.31%	0	2005
	12.409946	14.347068	15.61%	0	2004
	10.000000	12.409946	24.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.402329	21.765137	75.49%	9,087	2009
	26.482945	12.402329	-53.17%	11,473	2008
	21.102106	26.482945	25.50%	5,046	2007
	14.677503	21.102106	43.77%	83,470	2006
	11.343922	14.677503	29.39%	0	2005
	10.000000	11.343922	13.44%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.196107	31.932648	75.49%	0	2009
	38.869952	18.196107	-53.19%	0	2008
	30.985466	38.869952	25.45%	0	2007
	21.561672	30.985466	43.71%	0	2006
	16.674337	21.561672	29.31%	0	2005
	14.335673	16.674337	16.31%	0	2004
	10.000000	14.335673	43.36%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.687317	13.205176	36.31%	0	2009
	15.686120	9.687317	-38.24%	949	2008
	14.418372	15.686120	8.79%	950	2007
	13.710361	14.418372	5.16%	950	2006
	13.422048	13.710361	2.15%	973	2005
	12.566816	13.422048	6.81%	402	2004
	10.000000	12.566816	25.67%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.579805	15.096050	20.00%	458,928	2009
	19.086329	12.579805	-34.09%	5,428	2008
	18.103254	19.086329	5.43%	5,813	2007
	15.328391	18.103254	18.10%	2,590	2006
	14.690284	15.328391	4.34%	2,614	2005
	13.054616	14.690284	12.53%	2,278	2004
	10.000000	13.054616	30.55%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.597831	10.584767	23.11%	0	2009
	12.370204	8.597831	-31.76%	1,017	2008
	11.810245	12.370204	4.74%	1,020	2007
	10.913416	11.810245	8.22%	1,023	2006
	10.707611	10.913416	1.92%	1,025	2005
	10.000000	10.707611	7.08%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.749863	9.717674	11.06%	758,456	2009
	10.313447	8.749863	-15.16%	1,243,578	2008
	10.045719	10.313447	2.67%	1,379,539	2007
	9.836823	10.045719	2.12%	848,104	2006
	9.894218	9.836823	-0.58%	0	2005
	10.018073	9.894218	-1.24%	0	2004
	10.000000	10.018073	0.18%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.993716	10.819322	20.30%	67	2009
	15.162984	8.993716	-40.69%	107	2008
	15.394913	15.162984	-1.51%	102	2007
	14.924447	15.394913	3.15%	0	2006
	14.799321	14.924447	0.85%	0	2005
	13.498105	14.799321	9.64%	0	2004
	10.000000	13.498105	34.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.898182	12.748631	28.80%	4,318	2009
	16.679488	9.898182	-40.66%	4,318	2008
	15.817494	16.679488	5.45%	831,336	2007
	14.194362	15.817494	11.44%	615,635	2006
	13.553780	14.194362	4.73%	30,672	2005
	12.209006	13.553780	11.01%	0	2004
	10.000000	12.209006	22.09%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.266022	12.66%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.383510	23.84%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.455703	9.017389	20.95%	254,983	2009
	10.833923	7.455703	-31.18%	244,376	2008
	10.416519	10.833923	4.01%	212,204	2007
	10.000000	10.416519	4.17%	131,039	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.268369	10.186610	9.91%	118,252	2009
	10.493465	9.268369	-11.67%	121,684	2008
	10.398680	10.493465	0.91%	101,338	2007
	10.000000	10.398680	3.99%	1,467	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.209163	10.004291	38.77%	3,731	2009
	11.988593	7.209163	-39.87%	4,207	2008
	10.697846	11.988593	12.07%	1,794	2007
	10.000000	10.697846	6.98%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.130054	8.337279	36.01%	10,095	2009
	11.213159	6.130054	-45.33%	21,411	2008
	10.226475	11.213159	9.65%	14,923	2007
	10.000000	10.226475	2.26%	11,522	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.923551	7.586684	28.08%	143,622	2009
	9.759595	5.923551	-39.31%	130,083	2008
	10.000000	9.759595	-2.40%	86,860	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.941084	14.223803	43.08%	0	2009
	14.086994	9.941084	-29.43%	0	2008
	13.939108	14.086994	1.06%	0	2007
	12.859225	13.939108	8.40%	0	2006
	12.815853	12.859225	0.34%	0	2005
	11.878062	12.815853	7.90%	0	2004
	10.000000	11.878062	18.78%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.030534	11.496573	43.16%	0	2009
	11.396831	8.030534	-29.54%	0	2008
	11.273516	11.396831	1.09%	0	2007
	10.400579	11.273516	8.39%	0	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.434017	6.893687	26.86%	545	2009
	10.000000	5.434017	-45.66%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.237438	32.37%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.085011	7.622653	49.90%	0	2009
	10.000000	5.085011	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.093540	7.839014	28.64%	1,023,809	2009
	10.000000	6.093540	-39.06%	1,194,345	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.326955	8.010702	26.61%	0	2009
	10.000000	6.326955	-36.73%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.881950	9.255380	17.43%	23,476	2009
	10.000000	7.881950	-21.18%	3,492	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.163165	8.716193	21.68%	0	2009
	10.000000	7.163165	-28.37%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.026837	9.998153	10.76%	9,573	2009
	10.000000	9.026837	-9.73%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.519299	8.986208	19.51%	27,763	2009
	10.000000	7.519299	-24.81%	10,529	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.801819	8.437446	24.05%	0	2009
	10.000000	6.801819	-31.98%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.260152	9.526187	15.33%	0	2009
	10.000000	8.260152	-17.40%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.790412	10.418934	6.42%	767,742	2009
	10.000000	9.790412	-2.10%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.796204	11.178289	14.11%	0	2009
	10.000000	9.796204	-2.04%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.938150	31.866684	59.83%	0	2009
	48.362585	19.938150	-58.77%	0	2008
	33.992546	48.362585	42.27%	0	2007
	25.444107	33.992546	33.60%	0	2006
	19.618701	25.444107	29.69%	0	2005
	16.621951	19.618701	18.03%	0	2004
	10.000000	16.621951	66.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.965826	19.124700	59.83%	0	2009
	28.978949	11.965826	-58.71%	0	2008
	20.332185	28.978949	42.53%	0	2007
	15.192178	20.332185	33.83%	0	2006
	11.700031	15.192178	29.85%	0	2005
	10.000000	11.700031	17.00%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.521982	11.595134	0.63%	909,375	2009
	10.914519	11.521982	5.57%	1,093,111	2008
	10.394371	10.914519	5.00%	1,220,294	2007
	10.262991	10.394371	1.28%	736,523	2006
	10.140898	10.262991	1.20%	34,765	2005
	10.020956	10.140898	1.20%	180	2004
	10.000000	10.020956	0.21%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.466209	8.149818	26.04%	2,128	2009
	11.594614	6.466209	-44.23%	556	2008
	10.816951	11.594614	7.19%	0	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.899267	14.833793	24.66%	476,320	2009
	19.226118	11.899267	-38.11%	544,835	2008
	18.517327	19.226118	3.83%	601,177	2007
	16.167042	18.517327	14.54%	623,193	2006
	15.283768	16.167042	5.78%	534,304	2005
	13.677198	15.283768	11.75%	128,828	2004
	10.000000	13.677198	36.77%	17,253	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.484351	14.84%	13,965	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.041092	20.41%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.993182	11.752039	6.90%	179,259	2009
	11.936474	10.993182	-7.90%	180,929	2008
	11.559372	11.936474	3.26%	183,927	2007
	11.109804	11.559372	4.05%	186,381	2006
	10.973047	11.109804	1.25%	21,473	2005
	10.699211	10.973047	2.56%	1,963	2004
	10.000000	10.699211	6.99%	1,667	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.476005	13.398560	16.75%	10,677,953	2009
	15.247123	11.476005	-24.73%	11,347,703	2008
	14.726538	15.247123	3.54%	11,983,160	2007
	13.494221	14.726538	9.13%	10,615,761	2006
	13.070314	13.494221	3.24%	1,693,146	2005
	12.175914	13.070314	7.35%	211,330	2004
	10.000000	12.175914	21.76%	31,195	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.773104	14.351968	21.90%	947,868	2009
	17.510466	11.773104	-32.77%	1,154,458	2008
	16.834397	17.510466	4.02%	1,287,128	2007
	14.996405	16.834397	12.26%	1,255,144	2006
	14.290884	14.996405	4.94%	940,447	2005
	13.009258	14.290884	9.85%	232,619	2004
	10.000000	13.009258	30.09%	35,801	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.262556	12.644506	12.27%	1,588,408	2009
	13.527627	11.262556	-16.74%	1,657,961	2008
	13.041070	13.527627	3.73%	1,645,888	2007
	12.272756	13.041070	6.26%	611,710	2006
	11.984874	12.272756	2.40%	182,908	2005
	11.412415	11.984874	5.02%	30,326	2004
	10.000000	11.412415	14.12%	2,024	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.562143	16.835846	34.02%	4,926	2009
	20.175812	12.562143	-37.74%	4,629	2008
	19.142699	20.175812	5.40%	4,022	2007
	17.774527	19.142699	7.70%	4,263	2006
	16.178697	17.774527	9.86%	2,747	2005
	14.264686	16.178697	13.42%	196	2004
	10.000000	14.264686	42.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.323619	10.121394	-1.96%	146,286	2009
	10.322317	10.323619	0.01%	116,749	2008
	10.052363	10.322317	2.69%	377,679	2007
	9.812418	10.052363	2.45%	186,398	2006
	9.751932	9.812418	0.62%	35,343	2005
	9.870861	9.751932	-1.20%	45	2004
	10.000000	9.870861	-1.29%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.707104	11.832311	21.89%	6,419	2009
	11.976073	9.707104	-18.95%	7,722	2008
	11.681535	11.976073	2.52%	9,024	2007
	11.369198	11.681535	2.75%	0	2006
	11.353070	11.369198	0.14%	0	2005
	10.874234	11.353070	4.40%	0	2004
	10.000000	10.874234	8.74%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.042180	8.059411	33.39%	844,881	2009
	10.000000	6.042180	-39.58%	787,089	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.189232	14.201140	26.92%	0	2009
	21.333940	11.189232	-47.55%	0	2008
	21.197648	21.333940	0.64%	0	2007
	17.670393	21.197648	19.96%	0	2006
	16.128964	17.670393	9.56%	0	2005
	13.715059	16.128964	17.60%	0	2004
	10.000000	13.715059	37.15%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.936587	10.071641	26.90%	7,090	2009
	15.124590	7.936587	-47.53%	299,145	2008
	15.029456	15.124590	0.63%	394,632	2007
	12.528177	15.029456	19.97%	233,192	2006
	11.433814	12.528177	9.57%	15,018	2005
	10.000000	11.433814	14.34%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.275218	7.954801	26.77%	481,036	2009
	10.000000	6.275218	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.263383	7.820676	24.86%	1,612	2009
	10.000000	6.263383	-37.37%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.185976	7.681338	24.17%	411,710	2009
	10.000000	6.185976	-38.14%	377,394	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.667167	8.524647	27.86%	376,847	2009
	10.000000	6.667167	-33.33%	605,783	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.100871	11.343579	24.64%	0	2009
	17.370806	9.100871	-47.61%	0	2008
	16.189221	17.370806	7.30%	0	2007
	16.039936	16.189221	0.93%	0	2006
	15.191147	16.039936	5.59%	0	2005
	13.697399	15.191147	10.91%	0	2004
	10.000000	13.697399	36.97%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.316646	16.425105	23.34%	0	2009
	20.072381	13.316646	-33.66%	0	2008
	22.080654	20.072381	-9.10%	0	2007
	19.240517	22.080654	14.76%	0	2006
	19.100756	19.240517	0.73%	0	2005
	16.659014	19.100756	14.66%	0	2004
	10.000000	16.659014	66.59%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.326649	16.239254	31.74%	716	2009
	20.404982	12.326649	-39.59%	85,007	2008
	20.436580	20.404982	-0.15%	82,151	2007
	18.659637	20.436580	9.52%	81,222	2006
	16.998385	18.659637	9.77%	3,798	2005
	14.602274	16.998385	16.41%	0	2004
	10.000000	14.602274	46.02%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.904190	12.186641	23.05%	601,393	2009
	17.309446	9.904190	-42.78%	734,525	2008
	16.372298	17.309446	5.72%	678,459	2007
	14.731332	16.372298	11.14%	517,727	2006
	14.042516	14.731332	4.91%	24,897	2005
	13.081852	14.042516	7.34%	0	2004
	10.000000	13.081852	30.82%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.557552	7.108237	27.90%	0	2009
	10.000000	5.557552	-44.42%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.810294	10.297627	4.97%	6,130	2009
	10.000000	9.810294	-1.90%	1,330	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.863456	28.63%	467	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.859919	28.60%	568,137	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.549343	13.260872	25.70%	25,550	2009
	17.147089	10.549343	-38.48%	120,469	2008
	17.967360	17.147089	-4.57%	452,747	2007
	15.864498	17.967360	13.26%	385,411	2006
	15.572011	15.864498	1.88%	30,383	2005
	13.571043	15.572011	14.74%	1,199	2004
	10.000000	13.571043	35.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.151220	12.927881	41.27%	9,380	2009
	17.185757	9.151220	-46.75%	10,932	2008
	15.403590	17.185757	11.57%	10,909	2007
	14.595903	15.403590	5.53%	11,592	2006
	14.202325	14.595903	2.77%	8,491	2005
	13.592855	14.202325	4.48%	4,660	2004
	10.000000	13.592855	35.93%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.975445	12.259793	36.59%	0	2009
	15.353730	8.975445	-41.54%	0	2008
	14.773726	15.353730	3.93%	0	2007
	12.840264	14.773726	15.06%	0	2006
	11.487770	12.840264	11.77%	0	2005
	10.000000	11.487770	14.88%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.722341	18.740224	36.57%	0	2009
	23.467650	13.722341	-41.53%	0	2008
	22.576320	23.467650	3.95%	0	2007
	19.627656	22.576320	15.02%	0	2006
	17.558275	19.627656	11.79%	0	2005
	15.071262	17.558275	16.50%	0	2004
	10.000000	15.071262	50.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.993421	2.469631	23.89%	0	2009
	9.519446	1.993421	-79.06%	0	2008
	10.000000	9.519446	-4.81%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.813789	3.473117	23.43%	0	2009
	13.401094	2.813789	-79.00%	0	2008
	13.740526	13.401094	-2.47%	0	2007
	12.835886	13.740526	7.05%	0	2006
	12.839669	12.835886	-0.03%	0	2005
	12.049521	12.839669	6.56%	0	2004
	10.000000	12.049521	20.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.990364	12.531309	25.43%	571,177	2009
	16.610661	9.990364	-39.86%	648,274	2008
	16.275822	16.610661	2.06%	652,365	2007
	14.471295	16.275822	12.47%	539,338	2006
	13.964102	14.471295	3.63%	30,789	2005
	13.055094	13.964102	6.96%	2,814	2004
	10.000000	13.055094	30.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.464953	16.721060	34.14%	1,489	2009
	20.517229	12.464953	-39.25%	158,972	2008
	21.233889	20.517229	-3.38%	115,183	2007
	18.896219	21.233889	12.37%	80,171	2006
	17.573405	18.896219	7.53%	3,747	2005
	15.046104	17.573405	16.80%	0	2004
	10.000000	15.046104	50.46%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.819270	8.19%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.898362	8.98%	275,344	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.649897	11.004024	27.22%	0	2009
	14.398624	8.649897	-39.93%	0	2008
	15.638555	14.398624	-7.93%	0	2007
	13.766406	15.638555	13.60%	0	2006
	13.348624	13.766406	3.13%	0	2005
	12.258826	13.348624	8.89%	0	2004
	10.000000	12.258826	22.59%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.543111	14.098806	22.14%	0	2009
	21.015991	11.543111	-45.07%	0	2008
	19.791330	21.015991	6.19%	0	2007
	15.811219	19.791330	25.17%	0	2006
	14.379043	15.811219	9.96%	0	2005
	12.627350	14.379043	13.87%	0	2004
	10.000000	12.627350	26.27%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.221179	13.204845	60.62%	0	2009
	13.323065	8.221179	-38.29%	0	2008
	12.885158	13.323065	3.40%	0	2007
	12.469622	12.885158	3.33%	0	2006
	12.038057	12.469622	3.59%	0	2005
	11.695132	12.038057	2.93%	0	2004
	10.000000	11.695132	16.95%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.410514	10.297390	38.96%	4,967	2009
	13.186042	7.410514	-43.80%	331,075	2008
	11.962577	13.186042	10.23%	189,760	2007
	11.164508	11.962577	7.15%	3,139	2006
	10.000000	11.164508	11.65%	992	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.695464	9.445860	22.75%	10,890	2009
	12.321185	7.695464	-37.54%	9,382	2008
	12.204263	12.321185	0.96%	5,508	2007
	10.495418	12.204263	16.28%	3,141	2006
	10.000000	10.495418	4.95%	286	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.615416	10.307072	7.19%	1,555	2009
	10.957326	9.615416	-12.25%	781,203	2008
	10.627583	10.957326	3.10%	910,642	2007
	10.471001	10.627583	1.50%	550,793	2006
	10.279707	10.471001	1.86%	26,322	2005
	10.078970	10.279707	1.99%	1,055	2004
	10.000000	10.078970	0.79%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.002597	17.854970	27.51%	0	2009
	16.805998	14.002597	-16.68%	0	2008
	16.120023	16.805998	4.26%	0	2007
	14.844367	16.120023	8.59%	0	2006
	13.507234	14.844367	9.90%	0	2005
	12.520883	13.507234	7.88%	0	2004
	10.000000	12.520883	25.21%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.525286	11.860901	24.52%	0	2009
	15.643885	9.525286	-39.11%	0	2008
	14.519838	15.643885	7.74%	0	2007
	13.032352	14.519838	11.41%	0	2006
	12.228023	13.032352	6.58%	167	2005
	11.377761	12.228023	7.47%	168	2004
	10.000000	11.377761	13.78%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.448960	9.559643	13.15%	0	2009
	12.162690	8.448960	-30.53%	0	2008
	11.536003	12.162690	5.43%	0	2007
	10.496532	11.536003	9.90%	0	2006
	10.201358	10.496532	2.89%	0	2005
	10.000000	10.201358	2.01%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.593593	9.264720	40.51%	1,146	2009
	11.028685	6.593593	-40.21%	1,146	2008
	10.458846	11.028685	5.45%	1,147	2007
	10.426934	10.458846	0.31%	1,147	2006
	10.065328	10.426934	3.59%	1,147	2005
	10.000000	10.065328	0.65%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.542947	12.779480	49.59%	0	2009
	14.882508	8.542947	-42.60%	0	2008
	13.344867	14.882508	11.52%	0	2007
	11.092550	13.344867	20.30%	0	2006
	10.653226	11.092550	4.12%	0	2005
	10.000000	10.653226	6.53%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.649702	11.688521	9.75%	0	2009
	10.613310	10.649702	0.34%	0	2008
	10.199614	10.613310	4.06%	0	2007
	10.024614	10.199614	1.75%	0	2006
	10.038165	10.024614	-0.13%	0	2005
	10.000000	10.038165	0.38%	0	2004*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.383470	12.240195	17.88%	0	2009
	17.875638	10.383470	-41.91%	0	2008
	17.405833	17.875638	2.70%	1,831	2007
	15.189296	17.405833	14.59%	1,831	2006
	14.824901	15.189296	2.46%	1,831	2005
	13.608022	14.824901	8.94%	3,180	2004
	10.000000	13.608022	36.08%	3,181	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.543189	17.526978	39.73%	0	2009
	19.931126	12.543189	-37.07%	0	2008
	20.044400	19.931126	-0.57%	0	2007
	17.918036	20.044400	11.87%	0	2006
	17.154343	17.918036	4.45%	0	2005
	14.707841	17.154343	16.63%	0	2004
	10.000000	14.707841	47.08%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.971485	11.844314	7.96%	2,009	2009
	11.381929	10.971485	-3.61%	1,249	2008
	10.613767	11.381929	7.24%	1,642	2007
	10.665985	10.613767	-0.49%	2,029	2006
	10.721060	10.665985	-0.51%	1,923	2005
	10.344356	10.721060	3.64%	983	2004
	10.000000	10.344356	3.44%	295	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.782118	12.438155	15.36%	482	2009
	16.865337	10.782118	-36.07%	508	2008
	17.295269	16.865337	-2.49%	532	2007
	15.114823	17.295269	14.43%	556	2006
	14.763325	15.114823	2.38%	579	2005
	13.388693	14.763325	10.27%	821	2004
	10.000000	13.388693	33.89%	219	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.280914	11.799886	27.14%	2,161	2009
	12.551742	9.280914	-26.06%	2,265	2008
	13.134493	12.551742	-4.44%	2,932	2007
	11.152811	13.134493	17.77%	3,065	2006
	10.000000	11.152811	11.53%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.974908	14.042768	17.27%	2,567	2009
	16.702930	11.974908	-28.31%	2,567	2008
	18.010698	16.702930	-7.26%	2,567	2007
	15.520786	18.010698	16.04%	3,124	2006
	15.111116	15.520786	2.71%	3,153	2005
	13.512065	15.111116	11.83%	2,567	2004
	10.000000	13.512065	35.12%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.010714	20.11%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.401442	16.411804	22.46%	333	2009
	19.804932	13.401442	-32.33%	316	2008
	20.355099	19.804932	-2.70%	308	2007
	18.162532	20.355099	12.07%	528	2006
	17.290778	18.162532	5.04%	545	2005
	14.482926	17.290778	19.39%	0	2004
	10.000000	14.482926	44.83%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.421639	12.866647	23.46%	11,778	2009
	16.975537	10.421639	-38.61%	11,755	2008
	16.508747	16.975537	2.83%	12,707	2007
	14.628794	16.508747	12.85%	13,625	2006
	14.300041	14.628794	2.30%	13,706	2005
	13.229679	14.300041	8.09%	3,921	2004
	10.000000	13.229679	32.30%	959	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.819266	12.953195	19.72%	0	2009
	15.717602	10.819266	-31.16%	0	2008
	15.019248	15.717602	4.65%	0	2007
	13.194185	15.019248	13.83%	0	2006
	12.936823	13.194185	1.99%	0	2005
	12.603055	12.936823	2.65%	0	2004
	10.000000	12.603055	26.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.280264	10.200065	23.19%	0	2009
	13.585320	8.280264	-39.05%	0	2008
	15.634927	13.585320	-13.11%	0	2007
	15.418441	15.634927	1.40%	0	2006
	14.911623	15.418441	3.40%	0	2005
	13.709405	14.911623	8.77%	0	2004
	10.000000	13.709405	37.09%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.304681	12.541829	10.94%	0	2009
	16.410037	11.304681	-31.11%	0	2008
	15.281941	16.410037	7.38%	0	2007
	13.474333	15.281941	13.42%	0	2006
	13.526220	13.474333	-0.38%	0	2005
	12.892635	13.526220	4.91%	46	2004
	10.000000	12.892635	28.93%	91	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.687723	11.401817	17.69%	268	2009
	10.698526	9.687723	-9.45%	363	2008
	10.389604	10.698526	2.97%	386	2007
	10.206382	10.389604	1.80%	744	2006
	10.317582	10.206382	-1.08%	751	2005
	10.195062	10.317582	1.20%	0	2004
	10.000000	10.195062	1.95%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.896602	10.801733	21.41%	0	2009
	12.137905	8.896602	-26.70%	0	2008
	11.430576	12.137905	6.19%	0	2007
	10.648948	11.430576	7.34%	0	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.496988	10.698813	25.91%	0	2009
	12.909459	8.496988	-34.18%	0	2008
	11.986381	12.909459	7.70%	0	2007
	10.954327	11.986381	9.42%	0	2006
	10.000000	10.954327	9.54%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.134146	10.451533	28.49%	0	2009
	13.431918	8.134146	-39.44%	0	2008
	12.346527	13.431918	8.79%	0	2007
	11.161593	12.346527	10.62%	0	2006
	10.000000	11.161593	11.62%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.066969	16.011800	32.69%	11,915	2009
	21.497644	12.066969	-43.87%	12,405	2008
	18.712188	21.497644	14.89%	14,002	2007
	17.142949	18.712188	9.15%	16,039	2006
	15.003027	17.142949	14.26%	21,220	2005
	13.300678	15.003027	12.80%	12,340	2004
	10.000000	13.300678	33.01%	1,507	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.699975	14.021066	44.55%	2,717	2009
	21.720703	9.699975	-55.34%	2,124	2008
	15.227511	21.720703	42.64%	1,011	2007
	13.330408	15.227511	14.23%	1,056	2006
	10.000000	13.330408	33.30%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.030605	12.761021	27.22%	9,868	2009
	17.907811	10.030605	-43.99%	10,202	2008
	18.054937	17.907811	-0.81%	13,886	2007
	15.368821	18.054937	17.48%	15,335	2006
	14.861653	15.368821	3.41%	15,586	2005
	13.640353	14.861653	8.95%	14,107	2004
	10.000000	13.640353	36.40%	11,662	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.614980	12.051597	25.34%	2,810	2009
	18.630533	9.614980	-48.39%	2,903	2008
	15.018540	18.630533	24.05%	3,606	2007
	14.386490	15.018540	4.39%	3,692	2006
	13.920691	14.386490	3.35%	3,774	2005
	13.781718	13.920691	1.01%	3.862	2004
	10.000000	13.781718	37.82%	611	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.269217	11.614755	13.10%	40,853	2009
	10.860076	10.269217	-5.44%	14,986	2008
	10.653482	10.860076	1.94%	17,383	2007
	10.443820	10.653482	2.01%	8,020	2006
	10.463537	10.443820	-0.19%	8,027	2005
	10.252933	10.463537	2.05%	48	2004
	10.000000	10.252933	2.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.815738	20.280943	36.89%	9,763	2009
	25.046511	14.815738	-40.85%	10,326	2008
	22.172632	25.046511	12.96%	9,858	2007
	20.137717	22.172632	10.10%	12,371	2006
	17.419498	20.137717	15.60%	12,842	2005
	14.266319	17.419498	22.10%	8,181	2004
	10.000000	14.266319	42.66%	3,938	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.801097	17.062622	23.63%	0	2009
	25.143740	13.801097	-45.11%	0	2008
	21.932626	25.143740	14.64%	0	2007
	19.011494	21.932626	15.37%	0	2006
	16.339193	19.011494	16.36%	0	2005
	14.721125	16.339193	10.99%	0	2004
	10.000000	14.721125	47.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.278251	11.469080	23.61%	928	2009
	16.899403	9.278251	-45.10%	928	2008
	14.740282	16.899403	14.65%	928	2007
	12.772696	14.740282	15.40%	939	2006
	10.981123	12.772696	16.32%	863	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.371849	15.965456	53.93%	3,025	2009
	21.738230	10.371849	-52.29%	3,304	2008
	21.050300	21.738230	3.27%	2,988	2007
	18.524206	21.050300	13.64%	3,492	2006
	18.462717	18.524206	0.33%	3,582	2005
	16.557596	18.462717	11.51%	3,925	2004
	10.000000	16.557596	65.58%	1,003	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.746080	10.288120	32.82%	3,184	2009
	11.242463	7.746080	-31.10%	3,184	2008
	11.063397	11.242463	1.62%	3,184	2007
	10.000000	11.063397	10.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.277073	12.961698	14.94%	5,442	2009
	15.793448	11.277073	-28.60%	5,469	2008
	16.571233	15.793448	-4.69%	6,844	2007
	14.443825	16.571233	14.73%	7,752	2006
	14.256750	14.443825	1.31%	20,784	2005
	13.112843	14.256750	8.72%	14,292	2004
	10.000000	13.112843	31.13%	3,281	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.303765	16.830295	26.51%	9,638	2009
	20.277923	13.303765	-34.39%	7,896	2008
	21.209528	20.277923	-4.39%	6,923	2007
	18.509091	21.209528	14.59%	7,480	2006
	17.372271	18.509091	6.54%	7,859	2005
	14.332287	17.372271	21.21%	4,632	2004
	10.000000	14.332287	43.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.264846	15.666580	69.10%	1,096	2009
	19.986509	9.264846	-53.64%	2,258	2008
	15.856537	19.986509	26.05%	2,581	2007
	12.629924	15.856537	25.55%	2,698	2006
	10.000000	12.629924	26.30%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.480387	18.095180	34.23%	0	2009
	23.083871	13.480387	-41.60%	0	2008
	20.414100	23.083871	13.08%	0	2007
	17.160035	20.414100	18.96%	0	2006
	15.901138	17.160035	7.92%	0	2005
	13.696109	15.901138	16.10%	0	2004
	10.000000	13.696109	36.96%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.716040	13.056913	34.39%	5,790	2009
	16.641751	9.716040	-41.62%	13,175	2008
	14.718460	16.641751	13.07%	12,050	2007
	12.370668	14.718460	18.98%	6,313	2006
	11.466910	12.370668	7.88%	6,714	2005
	10.000000	11.466910	14.67%	1,315	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.187430	14.168344	16.25%	7,066	2009
	11.715354	12.187430	4.03%	5,752	2008
	10.773268	11.715354	8.74%	0	2007
	9.746350	10.773268	10.54%	0	2006
	10.000000	9.746350	-2.54%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.402875	11.118318	18.24%	7,428	2009
	16.732514	9.402875	-43.80%	7,428	2008
	15.290591	16.732514	9.43%	7,428	2007
	14.718123	15.290591	3.89%	8,058	2006
	13.838157	14.718123	6.36%	8,058	2005
	13.286364	13.838157	4.15%	3,531	2004
	10.000000	13.286364	32.86%	629	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.713485	14.900273	39.08%	4,054	2009
	20.688366	10.713485	-48.21%	4,054	2008
	19.108161	20.688366	8.27%	4,543	2007
	16.779275	19.108161	13.88%	4,160	2006
	15.676768	16.779275	7.03%	4,160	2005
	13.884724	15.676768	12.91%	4,160	2004
	10.000000	13.884724	38.85%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.801289	18.01%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.329177	15.165981	23.01%	0	2009
	14.995676	12.329177	-17.78%	0	2008
	13.883000	14.995676	8.01%	0	2007
	12.835888	13.883000	8.16%	0	2006
	12.171323	12.835888	5.46%	52	2005
	11.474432	12.171323	6.07%	1,235	2004
	10.000000	11.474432	14.74%	3,509	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.329659	17.634224	43.02%	0	2009
	22.604261	12.329659	-45.45%	0	2008
	16.891524	22.604261	33.82%	0	2007
	15.803415	16.891524	6.89%	0	2006
	14.333356	15.803415	10.26%	0	2005
	12.404395	14.333356	15.55%	0	2004
	10.000000	12.404395	24.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.372862	21.702358	75.40%	3,422	2009
	26.433554	12.372862	-53.19%	3,513	2008
	21.073540	26.433554	25.43%	2,975	2007
	14.665093	21.073540	43.70%	2,031	2006
	11.340105	14.665093	29.32%	0	2005
	10.000000	11.340105	13.40%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.141624	31.820813	75.40%	0	2009
	38.773429	18.141624	-53.21%	0	2008
	30.924379	38.773429	25.38%	0	2007
	21.530106	30.924379	43.63%	0	2006
	16.658394	21.530106	29.24%	0	2005
	14.329271	16.658394	16.25%	0	2004
	10.000000	14.329271	43.29%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.658288	13.158892	36.24%	9,865	2009
	15.647124	9.658288	-38.27%	10,228	2008
	14.389907	15.647124	8.74%	10,621	2007
	13.690268	14.389907	5.11%	12,272	2006
	13.409185	13.690268	2.10%	12,772	2005
	12.561188	13.409185	6.75%	12,113	2004
	10.000000	12.561188	25.61%	10,516	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.542134	15.043167	19.94%	11,040	2009
	19.038918	12.542134	-34.12%	6,256	2008
	18.067550	19.038918	5.38%	6,438	2007
	15.305948	18.067550	18.04%	6,915	2006
	14.676237	15.305948	4.29%	7,126	2005
	13.048782	14.676237	12.47%	6,390	2004
	10.000000	13.048782	30.49%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.577558	10.554405	23.05%	0	2009
	12.347360	8.577558	-31.80%	0	2008
	11.794483	12.347360	4.69%	0	2007
	10.904403	11.794483	8.16%	0	2006
	10.704214	10.904403	1.87%	0	2005
	10.000000	10.704214	7.04%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.723651	9.683630	11.00%	5,069	2009
	10.287811	8.723651	-15.20%	9,083	2008
	10.025895	10.287811	2.61%	10,749	2007
	9.822401	10.025895	2.07%	4,105	2006
	9.884739	9.822401	-0.63%	232	2005
	10.013601	9.884739	-1.29%	0	2004
	10.000000	10.013601	0.14%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.966769	10.781398	20.24%	0	2009
	15.125283	8.966769	-40.72%	0	2008
	15.364529	15.125283	-1.56%	0	2007
	14.902574	15.364529	3.10%	0	2006
	14.785157	14.902574	0.79%	0	2005
	13.492076	14.785157	9.58%	0	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.869584	12.705323	28.73%	0	2009
	16.639823	9.869584	-40.69%	6,559	2008
	15.787973	16.639823	5.40%	15,850	2007
	14.175083	15.787973	11.38%	6,559	2006
	13.542257	14.175083	4.67%	6,559	2005
	12.204855	13.542257	10.96%	6,584	2004
	10.000000	12.204855	22.05%	48	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.262184	12.62%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.379296	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.445547	9.000512	20.88%	12,050	2009
	10.824700	7.445547	-31.22%	7,116	2008
	10.412999	10.824700	3.95%	0	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.255754	10.167548	9.85%	0	2009
	10.484532	9.255754	-11.72%	0	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.199342	9.985564	38.70%	1,873	2009
	11.978384	7.199342	-39.90%	1,873	2008
	10.694225	11.978384	12.01%	1,873	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.121705	8.321680	35.94%	5,415	2009
	11.203628	6.121705	-45.36%	6,254	2008
	10.223017	11.203628	9.59%	627	2007
	10.000000	10.223017	2.23%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.918499	7.576352	28.01%	0	2009
	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.911311	14.173966	43.01%	228	2009
	14.051996	9.911311	-29.47%	228	2008
	13.911607	14.051996	1.01%	228	2007
	12.840388	13.911607	8.34%	405	2006
	12.803603	12.840388	0.29%	405	2005
	11.872754	12.803603	7.84%	0	2004
	10.000000	11.872754	18.73%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.015516	11.469253	43.09%	3,975	2009
	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	0	2007
	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.432161	6.887836	26.80%	3,934	2009
	10.000000	5.432161	-45.68%	4,123	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.232941	32.33%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.083276	7.616165	49.83%	0	2009
	10.000000	5.083276	-49.17%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.091458	7.832337	28.58%	10,988	2009
	10.000000	6.091458	-39.09%	11,586	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.324797	8.003883	26.55%	0	2009
	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.879262	9.247492	17.36%	0	2009
	10.000000	7.879262	-21.21%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.160724	8.708785	21.62%	0	2009
	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.023775	9.989661	10.70%	0	2009
	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.516739	8.978578	19.45%	0	2009
	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.257336	9.518084	15.27%	0	2009
	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.787083	10.410060	6.37%	4,581	2009
	10.000000	9.787083	-2.13%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.792877	11.168792	14.05%	0	2009
	10.000000	9.792877	-2.07%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.878478	31.755102	59.75%	0	2009
	48.242573	19.878478	-58.79%	0	2008
	33.925580	48.242573	42.20%	0	2007
	25.406901	33.925580	33.53%	0	2006
	19.599967	25.406901	29.63%	0	2005
	16.614545	19.599967	17.97%	0	2004
	10.000000	16.614545	66.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.937394	19.069526	59.75%	0	2009
	28.924923	11.937394	-58.73%	0	2008
	20.304691	28.924923	42.45%	0	2007
	15.179352	20.304691	33.77%	0	2006
	11.696090	15.179352	29.78%	0	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.487475	11.554510	0.58%	7,124	2009
	10.887396	11.487475	5.51%	13,991	2008
	10.373859	10.887396	4.95%	19,998	2007
	10.247946	10.373859	1.23%	12,025	2006
	10.131190	10.247946	1.15%	10,649	2005
	10.016466	10.131190	1.15%	5,718	2004
	10.000000	10.016466	0.16%	793	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.457403	8.134549	25.97%	0	2009
	11.584740	6.457403	-44.26%	0	2008
	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.863639	14.781833	24.60%	29,559	2009
	19.178354	11.863639	-38.14%	38,375	2008
	18.480800	19.178354	3.77%	40,264	2007
	16.143361	18.480800	14.48%	47,734	2006
	15.269138	16.143361	5.73%	49,523	2005
	13.671080	15.269138	11.69%	44,360	2004
	10.000000	13.671080	36.71%	9,296	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.036988	20.37%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.960275	11.710874	6.85%	4,294	2009
	11.906822	10.960275	-7.95%	6,014	2008
	11.536569	11.906822	3.21%	6,019	2007
	11.093530	11.536569	3.99%	6,024	2006
	10.962542	11.093530	1.19%	20,529	2005
	10.694430	10.962542	2.51%	16,084	2004
	10.000000	10.694430	6.94%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.441639	13.351629	16.69%	129,317	2009
	15.209225	11.441639	-24.77%	142,110	2008
	14.697465	15.209225	3.48%	149,035	2007
	13.474435	14.697465	9.08%	172,824	2006
	13.057801	13.474435	3.19%	194,304	2005
	12.170466	13.057801	7.29%	201,207	2004
	10.000000	12.170466	21.70%	56,288	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.737844	14.301683	21.84%	100,353	2009
	17.466945	11.737844	-32.80%	111,980	2008
	16.801179	17.466945	3.96%	122,657	2007
	14.974431	16.801179	12.20%	160,889	2006
	14.277204	14.974431	4.88%	171,471	2005
	13.003440	14.277204	9.80%	153,986	2004
	10.000000	13.003440	30.03%	24,900	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.228823	12.600211	12.21%	87,549	2009
	13.494008	11.228823	-16.79%	90,821	2008
	13.015336	13.494008	3.68%	97,439	2007
	12.254779	13.015336	6.21%	101,424	2006
	11.973403	12.254779	2.35%	94,904	2005
	11.407324	11.973403	4.96%	21,880	2004
	10.000000	11.407324	14.07%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.524529	16.776873	33.95%	240	2009
	20.125702	12.524529	-37.77%	204	2008
	19.104962	20.125702	5.34%	198	2007
	17.748516	19.104962	7.64%	458	2006
	16.163229	17.748516	9.81%	552	2005
	14.258318	16.163229	13.36%	0	2004
	10.000000	14.258318	42.58%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.292513	10.085748	-2.01%	24,153	2009
	10.296468	10.292513	-0.04%	24,154	2008
	10.032335	10.296468	2.63%	24,155	2007
	9.797849	10.032335	2.39%	24,157	2006
	9.742408	9.797849	0.57%	24,158	2005
	9.866252	9.742408	-1.26%	27,078	2004
	10.000000	9.866252	-1.34%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.678036	11.790877	21.83%	10,166	2009
	11.946313	9.678036	-18.99%	6,963	2008
	11.658490	11.946313	2.47%	10,012	2007
	11.352549	11.658490	2.69%	10,451	2006
	11.342216	11.352549	0.09%	645	2005
	10.869371	11.342216	4.35%	585	2004
	10.000000	10.869371	8.69%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.040119	8.052542	33.32%	9,991	2009
	10.000000	6.040119	-39.60%	10,453	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.156906	14.152890	26.85%	0	2009
	21.283193	11.156906	-47.58%	0	2008
	21.158085	21.283193	0.59%	0	2007
	17.646394	21.158085	19.90%	0	2006
	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004
	10.000000	13.710396	37.10%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.917718	10.042568	26.84%	311	2009
	15.096355	7.917718	-47.55%	3,550	2008
	15.009110	15.096355	0.58%	5,816	2007
	12.517575	15.009110	19.90%	1,794	2006
	11.429957	12.517575	9.52%	1,794	2005
	10.000000	11.429957	14.30%	1,483	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.273070	7.948024	26.70%	7,225	2009
	10.000000	6.273070	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.261242	7.814020	24.80%	4,965	2009
	10.000000	6.261242	-37.39%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.183862	7.674790	24.11%	4,830	2009
	10.000000	6.183862	-38.16%	3,828	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.664890	8.517404	27.80%	6,601	2009
	10.000000	6.664890	-33.35%	7,855	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.073640	11.303862	24.58%	0	2009
	17.327684	9.073640	-47.64%	0	2008
	16.157321	17.327684	7.24%	0	2007
	16.016489	16.157321	0.88%	0	2006
	15.176647	16.016489	5.53%	0	2005
	13.691297	15.176647	10.85%	0	2004
	10.000000	13.691297	36.91%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.276762	16.367565	23.28%	849	2009
	20.022505	13.276762	-33.69%	849	2008
	22.037087	20.022505	-9.14%	2,233	2007
	19.212316	22.037087	14.70%	2,305	2006
	19.082471	19.212316	0.68%	1,013	2005
	16.651575	19.082471	14.60%	1,038	2004
	10.000000	16.651575	66.52%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.289743	16.182369	31.67%	2,355	2009
	20.354304	12.289743	-39.62%	3,411	2008
	20.396289	20.354304	-0.21%	3,815	2007
	18.632321	20.396289	9.47%	4,106	2006
	16.982135	18.632321	9.72%	8,731	2005
	14.595763	16.982135	16.35%	5,772	2004
	10.000000	14.595763	45.96%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.874518	12.143921	22.98%	8,376	2009
	17.266434	9.874518	-42.81%	9,259	2008
	16.339996	17.266434	5.67%	7,901	2007
	14.709754	16.339996	11.08%	0	2006
	14.029076	14.709754	4.85%	0	2005
	13.076000	14.029076	7.29%	0	2004
	10.000000	13.076000	30.76%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.555654	7.102175	27.84%	8,564	2009
	10.000000	5.555654	-44.44%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.806953	10.288878	4.91%	0	2009
	10.000000	9.806953	-1.93%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.859078	28.59%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.855533	28.56%	8,444	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.517723	13.214377	25.64%	553	2009
	17.104463	10.517723	-38.51%	515	2008
	17.931895	17.104463	-4.61%	5,249	2007
	15.841252	17.931895	13.20%	0	2006
	15.557110	15.841252	1.83%	0	2005
	13.564975	15.557110	14.69%	0	2004
	10.000000	13.564975	35.65%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.123798	12.882580	41.20%	4,212	2009
	17.143028	9.123798	-46.78%	4,263	2008
	15.373179	17.143028	11.51%	6,134	2007
	14.574517	15.373179	5.48%	6,503	2006
	14.188733	14.574517	2.72%	6,587	2005
	13.586785	14.188733	4.43%	5,750	2004
	10.000000	13.586785	35.87%	1,822	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.954115	12.224418	36.52%	519	2009
	15.325079	8.954115	-41.57%	519	2008
	14.753720	15.325079	3.87%	519	2007
	12.829390	14.753720	15.00%	1,193	2006
	11.483888	12.829390	11.72%	16,799	2005
	10.000000	11.483888	14.84%	9,020	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.681218	18.674532	36.50%	0	2009
	23.409317	13.681218	-41.56%	0	2008
	22.531760	23.409317	3.89%	0	2007
	19.598892	22.531760	14.96%	0	2006
	17.541465	19.598892	11.73%	0	2005
	15.064518	17.541465	16.44%	0	2004
	10.000000	15.064518	50.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.991722	2.466267	23.83%	0	2009
	9.516191	1.991722	-79.07%	0	2008
	10.000000	9.516191	-4.84%	1,943	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.805355	3.460938	23.37%	0	2009
	13.367797	2.805355	-79.01%	0	2008
	13.713423	13.367797	-2.52%	0	2007
	12.817079	13.713423	6.99%	1,338	2006
	12.827384	12.817079	-0.08%	1,248	2005
	12.044132	12.827384	6.50%	1,152	2004
	10.000000	12.044132	20.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.960457	12.487411	25.37%	11,569	2009
	16.569401	9.960457	-39.89%	11,360	2008
	16.243720	16.569401	2.00%	11,074	2007
	14.450104	16.243720	12.41%	4,368	2006
	13.950757	14.450104	3.58%	4,409	2005
	13.049268	13.950757	6.91%	4,290	2004
	10.000000	13.049268	30.49%	268	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.427622	16.662466	34.08%	281	2009
	20.466250	12.427622	-39.28%	2,722	2008
	21.192011	20.466250	-3.42%	1,746	2007
	18.868546	21.192011	12.31%	455	2006
	17.556599	18.868546	7.47%	455	2005
	15.039396	17.556599	16.74%	0	2004
	10.000000	15.039396	50.39%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.894646	8.95%	3,093	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.624901	10.966630	27.15%	0	2009
	14.364366	8.624901	-39.96%	0	2008
	15.609361	14.364366	-7.98%	0	2007
	13.747700	15.609361	13.54%	0	2006
	13.337274	13.747700	3.08%	0	2005
	12.254650	13.337274	8.83%	0	2004
	10.000000	12.254650	22.55%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.509787	14.050935	22.08%	0	2009
	20.966032	11.509787	-45.10%	0	2008
	19.754407	20.966032	6.13%	0	2007
	15.789756	19.754407	25.11%	0	2006
	14.366828	15.789756	9.90%	0	2005
	12.623059	14.366828	13.81%	0	2004
	10.000000	12.623059	26.23%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.197435	13.160003	60.54%	0	2009
	13.291398	8.197435	-38.33%	0	2008
	12.861125	13.291398	3.35%	0	2007
	12.452706	12.861125	3.28%	130	2006
	12.027836	12.452706	3.53%	130	2005
	11.691158	12.027836	2.88%	0	2004
	10.000000	11.691158	16.91%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.396643	10.272878	38.89%	0	2009
	13.168108	7.396643	-43.83%	5,791	2008
	11.952445	13.168108	10.17%	3,047	2007
	11.160740	11.952445	7.09%	0	2006
	10.000000	11.160740	11.61%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.681065	9.423371	22.68%	4,281	2009
	12.304436	7.681065	-37.57%	4,487	2008
	12.193930	12.304436	0.91%	6,289	2007
	10.491870	12.193930	16.22%	6,574	2006
	10.000000	10.491870	4.92%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.587654	10.272077	7.14%	274	2009
	10.931263	9.587654	-12.29%	6,193	2008
	10.607728	10.931263	3.05%	8,355	2007
	10.456755	10.607728	1.44%	513	2006
	10.270946	10.456755	1.81%	1,420	2005
	10.075530	10.270946	1.94%	891	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.959791	17.791320	27.45%	0	2009
	16.763181	13.959791	-16.72%	0	2008
	16.087202	16.763181	4.20%	0	2007
	14.821686	16.087202	8.54%	0	2006
	13.493469	14.821686	9.84%	0	2005
	12.514501	13.493469	7.82%	0	2004
	10.000000	12.514501	25.15%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.499169	11.822353	24.46%	0	2009
	15.608988	9.499169	-39.14%	0	2008
	14.494886	15.608988	7.69%	0	2007
	13.016572	14.494886	11.36%	0	2006
	12.219425	13.016572	6.52%	0	2005
	11.375569	12.219425	7.42%	0	2004
	10.000000	11.375569	13.76%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.431188	9.534664	13.09%	0	2009
	12.143308	8.431188	-30.57%	0	2008
	11.523525	12.143308	5.38%	0	2007
	10.490516	11.523525	9.85%	0	2006
	10.200705	10.490516	2.84%	0	2005
	10.000000	10.200705	2.01%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.579721	9.240499	40.44%	0	2009
	11.011121	6.579721	-40.24%	0	2008
	10.447554	11.011121	5.39%	0	2007
	10.420970	10.447554	0.26%	0	2006
	10.064684	10.420970	3.54%	0	2005
	10.000000	10.064684	0.65%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.524956	12.746062	49.51%	0	2009
	14.858775	8.524956	-42.63%	0	2008
	13.330431	14.858775	11.47%	0	2007
	11.086201	13.330431	20.24%	0	2006
	10.652545	11.086201	4.07%	0	2005
	10.000000	10.652545	6.53%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.627308	11.657991	9.70%	0	2009
	10.596398	10.627308	0.29%	0	2008
	10.188586	10.596398	4.00%	0	2007
	10.018872	10.188586	1.69%	0	2006
	10.037520	10.018872	-0.19%	0	2005
	10.000000	10.037520	0.38%	0	2004*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.352356	12.197285	17.82%	0	2009
	17.831215	10.352356	-41.94%	0	2008
	17.371482	17.831215	2.65%	0	2007
	15.167034	17.371482	14.53%	0	2006
	14.810710	15.167034	2.41%	0	2005
	13.601946	14.810710	8.89%	0	2004
	10.000000	13.601946	36.02%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.505596	17.465534	39.66%	0	2009
	19.881577	12.505596	-37.10%	0	2008
	20.004835	19.881577	-0.62%	0	2007
	17.891791	20.004835	11.81%	0	2006
	17.137935	17.891791	4.40%	0	2005
	14.701271	17.137935	16.57%	0	2004
	10.000000	14.701271	47.01%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.937930	11.802059	7.90%	10,935	2009
	11.352913	10.937930	-3.66%	2,264	2008
	10.592145	11.352913	7.18%	361	2007
	10.649676	10.592145	-0.54%	372	2006
	10.710117	10.649676	-0.56%	383	2005
	10.339077	10.710117	3.59%	0	2004
	10.000000	10.339077	3.39%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.749808	12.394558	15.30%	0	2009
	16.823427	10.749808	-36.10%	0	2008
	17.261152	16.823427	-2.54%	0	2007
	15.092690	17.261152	14.37%	0	2006
	14.749211	15.092690	2.33%	0	2005
	13.382710	14.749211	10.21%	0	2004
	10.000000	13.382710	33.83%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.263543	11.771784	27.08%	3,187	2009
	12.534662	9.263543	-26.10%	3,905	2008
	13.123367	12.534662	-4.49%	4,596	2007
	11.149040	13.123367	17.71%	4,583	2006
	10.000000	11.149040	11.49%	5,225	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.939034	13.993547	17.21%	4,423	2009
	16.661398	11.939034	-28.34%	4,302	2008
	17.975152	16.661398	-7.31%	4,392	2007
	15.498037	17.975152	15.98%	3,634	2006
	15.096644	15.498037	2.66%	3,764	2005
	13.506024	15.096644	11.78%	0	2004
	10.000000	13.506024	35.06%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.006618	20.07%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.361291	16.354284	22.40%	1,093	2009
	19.755702	13.361291	-32.37%	930	2008
	20.314945	19.755702	-2.75%	1,009	2007
	18.135933	20.314945	12.01%	0	2006
	17.274245	18.135933	4.99%	0	2005
	14.476466	17.274245	19.33%	0	2004
	10.000000	14.476466	44.76%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.390411	12.821532	23.40%	5,822	2009
	16.933338	10.390411	-38.64%	8,052	2008
	16.476163	16.933338	2.77%	9,915	2007
	14.607347	16.476163	12.79%	9,469	2006
	14.286350	14.607347	2.25%	9,155	2005
	13.223766	14.286350	8.04%	0	2004
	10.000000	13.223766	32.24%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.786840	12.907789	19.66%	264	2009
	15.678515	10.786840	-31.20%	267	2008
	14.989587	15.678515	4.60%	268	2007
	13.174846	14.989587	13.77%	269	2006
	12.924440	13.174846	1.94%	271	2005
	12.597418	12.924440	2.60%	0	2004
	10.000000	12.597418	25.97%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.255436	10.164292	23.12%	0	2009
	13.551525	8.255436	-39.08%	0	2008
	15.604053	13.551525	-13.15%	0	2007
	15.395830	15.604053	1.35%	0	2006
	14.897335	15.395830	3.35%	0	2005
	13.703275	14.897335	8.71%	0	2004
	10.000000	13.703275	37.03%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.270806	12.497861	10.89%	0	2009
	16.369247	11.270806	-31.15%	0	2008
	15.251778	16.369247	7.33%	0	2007
	13.454576	15.251778	13.36%	0	2006
	13.513275	13.454576	-0.43%	0	2005
	12.886877	13.513275	4.86%	0	2004
	10.000000	12.886877	28.87%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.658725	11.361897	17.63%	0	2009
	10.671951	9.658725	-9.49%	6,103	2008
	10.369103	10.671951	2.92%	6,506	2007
	10.191431	10.369103	1.74%	6,860	2006
	10.307707	10.191431	-1.13%	7,238	2005
	10.190502	10.307707	1.15%	0	2004
	10.000000	10.190502	1.91%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.879971	10.776056	21.35%	734	2009
	12.121398	8.879971	-26.74%	737	2008
	11.420894	12.121398	6.13%	740	2007
	10.645340	11.420894	7.29%	742	2006
	10.000000	10.645340	6.45%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.481095	10.673348	25.85%	0	2009
	12.891909	8.481095	-34.21%	0	2008
	11.976237	12.891909	7.65%	0	2007
	10.950625	11.976237	9.37%	0	2006
	10.000000	10.950625	9.51%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.118923	10.426657	28.42%	8,484	2009
	13.413650	8.118923	-39.47%	9,326	2008
	12.336072	13.413650	8.74%	9,952	2007
	11.157822	12.336072	10.56%	10,572	2006
	10.000000	11.157822	11.58%	10,843	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.030812	15.955670	32.62%	14,758	2009
	21.444230	12.030812	-43.90%	18,099	2008
	18.675265	21.444230	14.83%	22,534	2007
	17.117834	18.675265	9.10%	23,633	2006
	14.988674	17.117834	14.21%	19,319	2005
	13.294731	14.988674	12.74%	0	2004
	10.000000	13.294731	32.95%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.681824	13.987693	44.47%	0	2009
	21.691185	9.681824	-55.37%	0	2008
	15.214616	21.691185	42.57%	0	2007
	13.325902	15.214616	14.17%	0	2006
	10.000000	13.325902	33.26%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.000530	12.716264	27.16%	5,465	2009
	17.863277	10.000530	-44.02%	5,989	2008
	18.019294	17.863277	-0.87%	6,982	2007
	15.346286	18.019294	17.42%	7,030	2006
	14.847432	15.346286	3.36%	7,204	2005
	13.634249	14.847432	8.90%	3,188	2004
	10.000000	13.634249	36.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.586162	12.009351	25.28%	5,611	2009
	18.584218	9.586162	-48.42%	7,581	2008
	14.988895	18.584218	23.99%	9,494	2007
	14.365402	14.988895	4.34%	9,629	2006
	13.907364	14.365402	3.29%	9,197	2005
	13.775565	13.907364	0.96%	7.84	2004
	10.000000	13.775565	37.76%	4,507	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.238451	11.574050	13.04%	42,160	2009
	10.833067	10.238451	-5.49%	39,204	2008
	10.632447	10.833067	1.89%	41,906	2007
	10.428513	10.632447	1.96%	15,958	2006
	10.453517	10.428513	-0.24%	4,299	2005
	10.248354	10.453517	2.00%	1,214	2004
	10.000000	10.248354	2.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.771355	20.209885	36.82%	14,090	2009
	24.984269	14.771355	-40.88%	15,899	2008
	22.128891	24.984269	12.90%	15,673	2007
	20.108230	22.128891	10.05%	13,473	2006
	17.402840	20.108230	15.55%	13,217	2005
	14.259951	17.402840	22.04%	5,693	2004
	10.000000	14.259951	42.60%	4,342	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.759764	17.002840	23.57%	0	2009
	25.081274	13.759764	-45.14%	0	2008
	21.889365	25.081274	14.58%	0	2007
	18.983665	21.889365	15.31%	0	2006
	16.323571	18.983665	16.30%	0	2005
	14.714552	16.323571	10.93%	0	2004
	10.000000	14.714552	47.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.256215	11.435989	23.55%	938	2009
	16.867887	9.256215	-45.13%	1,013	2008
	14.720344	16.867887	14.59%	0	2007
	12.761915	14.720344	15.35%	0	2006
	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.340763	15.909472	53.85%	5,083	2009
	21.684189	10.340763	-52.31%	5,331	2008
	21.008749	21.684189	3.22%	4,980	2007
	18.497060	21.008749	13.58%	5,032	2006
	18.445047	18.497060	0.28%	5,056	2005
	16.550196	18.445047	11.45%	3,708	2004
	10.000000	16.550196	65.50%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.735514	10.268844	32.75%	595	2009
	11.232890	7.735514	-31.14%	596	2008
	11.059653	11.232890	1.57%	597	2007
	10.000000	11.059653	10.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.243269	12.916245	14.88%	18,582	2009
	15.754182	11.243269	-28.63%	22,320	2008
	16.538532	15.754182	-4.74%	30,159	2007
	14.422662	16.538532	14.67%	30,906	2006
	14.243111	14.422662	1.26%	30,318	2005
	13.106978	14.243111	8.67%	4,949	2004
	10.000000	13.106978	31.07%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.263898	16.771307	26.44%	10,835	2009
	20.227505	13.263898	-34.43%	218	2008
	21.167670	20.227505	-4.44%	188	2007
	18.481973	21.167670	14.53%	188	2006
	17.355641	18.481973	6.49%	188	2005
	14.325876	17.355641	21.15%	0	2004
	10.000000	14.325876	43.26%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.562404	8.368173	27.52%	0	2009
	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.247507	15.629287	69.01%	0	2009
	19.959312	9.247507	-53.67%	0	2008
	15.843098	19.959312	25.98%	0	2007
	12.625657	15.843098	25.48%	0	2006
	10.000000	12.625657	26.26%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.440017	18.031787	34.16%	0	2009
	23.026509	13.440017	-41.63%	0	2008
	20.373817	23.026509	13.02%	0	2007
	17.134893	20.373817	18.90%	0	2006
	15.885923	17.134893	7.86%	0	2005
	13.689987	15.885923	16..04%	0	2004
	10.000000	13.689987	36.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.692944	13.019215	34.32%	3,495	2009
	16.610689	9.692944	-41.65%	33,363	2008
	14.698535	16.610689	13.01%	23,869	2007
	12.360206	14.698535	18.92%	11,334	2006
	11.463043	12.360206	7.83%	3,266	2005
	10.000000	11.463043	14.63%	1,546	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.164656	14.134654	16.19%	0	2009
	11.699431	12.164656	3.98%	0	2008
	10.764143	11.699431	8.69%	0	2007
	9.743053	10.764143	10.48%	0	2006
	10.000000	9.743053	-2.57%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.374696	11.079335	18.18%	1,619	2009
	16.690911	9.374696	-43.83%	1,640	2008
	15.260405	16.690911	9.37%	2,409	2007
	14.696550	15.260405	3.84%	2,423	2006
	13.824911	14.696550	6.30%	1,575	2005
	13.280420	13.824911	4.10%	929	2004
	10.000000	13.280420	32.80%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.681376	14.848035	39.01%	1,303	2009
	20.636944	10.681376	-48.24%	1,484	2008
	19.070446	20.636944	8.21%	559	2007
	16.754692	19.070446	13.82%	673	2006
	15.661763	16.754692	6.98%	92	2005
	13.878517	15.661763	12.85%	0	2004
	10.000000	13.878517	38.79%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.797263	17.97%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.292260	15.112862	22.95%	0	2009
	14.958403	12.292260	-17.82%	0	2008
	13.855599	14.958403	7.96%	0	2007
	12.817080	13.855599	8.10%	0	2006
	12.159675	12.817080	5.41%	0	2005
	11.469301	12.159675	6.02%	0	2004
	10.000000	11.469301	14.69%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.292714	17.572410	42.95%	830	2009
	22.548081	12.292714	-45.48%	857	2008
	16.858184	22.548081	33.75%	755	2007
	15.780255	16.858184	6.83%	0	2006
	14.319641	15.780255	10.20%	0	2005
	12.398860	14.319641	15.49%	0	2004
	10.000000	12.398860	23.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.343432	21.639681	75.31%	6,263	2009
	26.384213	12.343432	-53.22%	7,162	2008
	21.044995	26.384213	25.37%	3,175	2007
	14.652679	21.044995	43.63%	2,631	2006
	11.336265	14.652679	29.25%	0	2005
	10.000000	11.336265	13.36%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.087269	31.709265	75.31%	0	2009
	38.677089	18.087269	-53.24%	0	2008
	30.863370	38.677089	25.32%	0	2007
	21.498566	30.863370	43.56%	0	2006
	16.642455	21.498566	29.18%	0	2005
	14.322870	16.642455	16.19%	0	2004
	10.000000	14.322870	43.23%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.629378	13.112809	36.18%	563	2009
	15.608271	9.629378	-38.31%	876	2008
	14.361547	15.608271	8.68%	856	2007
	13.670234	14.361547	5.06%	542	2006
	13.396381	13.670234	2.04%	293	2005
	12.555586	13.396381	6.70%	293	2004
	10.000000	12.555586	25.56%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.504566	14.990464	19.88%	24,081	2009
	18.991604	12.504566	-34.16%	5,806	2008
	18.031896	18.991604	5.32%	7,497	2007
	15.283513	18.031896	17.98%	7,597	2006
	14.662186	15.283513	4.24%	7,644	2005
	13.042944	14.662186	12.41%	4,767	2004
	10.000000	13.042944	30.43%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.557338	10.524150	22.98%	0	2009
	12.324554	8.557338	-31.83%	0	2008
	11.778750	12.324554	4.63%	0	2007
	10.895400	11.778750	8.11%	0	2006
	10.700815	10.895400	1.82%	0	2005
	10.000000	10.700815	7.01%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.697519	9.649687	10.95%	15,214	2009
	10.262231	8.697519	-15.25%	32,646	2008
	10.006105	10.262231	2.56%	35,461	2007
	9.808011	10.006105	2.02%	13,771	2006
	9.875283	9.808011	-0.68%	2,509	2005
	10.009117	9.875283	-1.34%	2,127	2004
	10.000000	10.009117	0.09%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.939912	10.743628	20.18%	0	2009
	15.087693	8.939912	-40.75%	0	2008
	15.334216	15.087693	-1.61%	0	2007
	14.880759	15.334216	3.05%	0	2006
	14.771022	14.880759	0.74%	0	2005
	13.486046	14.771022	9.53%	0	2004
	10.000000	13.486046	34.86%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.841068	12.662147	28.67%	3,282	2009
	16.600245	9.841068	-40.72%	3,716	2008
	15.758503	16.600245	5.34%	41,331	2007
	14.155819	15.758503	11.32%	24,399	2006
	13.530734	14.155819	4.62%	6,608	2005
	12.200696	13.530734	10.90%	0	2004
	10.000000	12.200696	22.01%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.258345	12.58%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.375076	23.75%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.435416	8.983685	20.82%	87,106	2009
	10.815492	7.435416	-31.25%	78,291	2008
	10.409468	10.815492	3.90%	53,107	2007
	10.000000	10.409468	4.09%	1,411	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.243153	10.148537	9.80%	43,932	2009
	10.475613	9.243153	-11.77%	36,970	2008
	10.391646	10.475613	0.81%	18,162	2007
	10.000000	10.391646	3.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.189544	9.966894	38.63%	3,716	2009
	11.968200	7.189544	-39.93%	3,903	2008
	10.690610	11.968200	11.95%	3,527	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.113361	8.306090	35.87%	5,496	2009
	11.194081	6.113361	-45.39%	8,894	2008
	10.219554	11.194081	9.54%	8,073	2007
	10.000000	10.219554	2.20%	3,827	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.913455	7.566033	27.95%	54,367	2009
	9.752934	5.913455	-39.37%	43,956	2008
	10.000000	9.752934	-2.47%	11,162	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.881625	14.124313	42.94%	0	2009
	14.017052	9.881625	-29.50%	0	2008
	13.884132	14.017052	0.96%	0	2007
	12.821551	13.884132	8.29%	0	2006
	12.791328	12.821551	0.24%	0	2005
	11.867438	12.791328	7.79%	0	2004
	10.000000	11.867438	18.67%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.000530	11.441954	43.01%	0	2009
	11.365871	8.000530	-29.61%	4,623	2008
	11.254436	11.365871	0.99%	4,929	2007
	10.393547	11.254436	8.28%	5,197	2006
	10.000000	10.393547	3.94%	5,484	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.430308	6.881959	26.73%	0	2009
	10.000000	5.430308	-45.70%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.228432	32.28%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.081534	7.609657	49.75%	0	2009
	10.000000	5.081534	-49.18%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.089368	7.825648	28.51%	48,277	2009
	10.000000	6.089368	-39.11%	54,979	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.322636	7.997060	26.48%	0	2009
	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.876573	9.239626	17.31%	27,939	2009
	10.000000	7.876573	-21.23%	25,812	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.158286	8.701376	21.56%	224,733	2009
	10.000000	7.158286	-28.42%	76,541	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.020692	9.981148	10.65%	1,629	2009
	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.514175	8.970926	19.39%	37,770	2009
	10.000000	7.514175	-24.86%	22,232	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.797165	8.423079	23.92%	2,217	2009
	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.254524	9.509979	15.21%	65,338	2009
	10.000000	8.254524	-17.45%	12,136	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.783754	10.401215	6.31%	20,143	2009
	10.000000	9.783754	-2.16%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.789551	11.159301	13.99%	0	2009
	10.000000	9.789551	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.818913	31.643808	59.66%	0	2009
	48.122722	19.818913	-58.82%	0	2008
	33.858651	48.122722	42.13%	0	2007
	25.369691	33.858651	33.46%	0	2006
	19.581218	25.369691	29.56%	0	2005
	16.607127	19.581218	17.91%	0	2004
	10.000000	16.607127	66.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.909007	19.014478	59.66%	556	2009
	28.870938	11.909007	-58.75%	556	2008
	20.277193	28.870938	42.38%	556	2007
	15.166512	20.277193	33.70%	556	2006
	11.692144	15.166512	29.72%	556	2005
	10.000000	11.692144	16.92%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.453056	11.514011	0.53%	34,770	2009
	10.860299	11.453056	5.46%	40,722	2008
	10.353356	10.860299	4.90%	39,012	2007
	10.232910	10.353356	1.18%	16,057	2006
	10.121481	10.232910	1.10%	4,596	2005
	10.011977	10.121481	1.09%	2,271	2004
	10.000000	10.011977	0.12%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.448593	8.119311	25.91%	0	2009
	11.574863	6.448593	-44.29%	0	2008
	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.828083	14.730000	24.53%	171,041	2009
	19.130669	11.828083	-38.17%	130,519	2008
	18.444319	19.130669	3.72%	142,549	2007
	16.119705	18.444319	14.42%	153,435	2006
	15.254530	16.119705	5.67%	125,270	2005
	13.664970	15.254530	11.63%	59,574	2004
	10.000000	13.664970	36.65%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.476527	14.77%	15,785	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.032881	20.33%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.927449	11.669859	6.79%	10,574	2009
	11.877231	10.927449	-8.00%	19,791	2008
	11.513806	11.877231	3.16%	19,791	2007
	11.077275	11.513806	3.94%	19,791	2006
	10.952061	11.077275	1.14%	19,791	2005
	10.689651	10.952061	2.45%	0	2004
	10.000000	10.689651	6.90%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.407345	13.304813	16.63%	432,255	2009
	15.171392	11.407345	-24.81%	430,079	2008
	14.668446	15.171392	3.43%	431,551	2007
	13.454683	14.668446	9.02%	407,745	2006
	13.045291	13.454683	3.14%	266,380	2005
	12.165025	13.045291	7.24%	47,934	2004
	10.000000	12.165025	21.65%	1,472	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.702718	14.251599	21.78%	417,066	2009
	17.423574	11.702718	-32.83%	420,083	2008
	16.768061	17.423574	3.91%	400,651	2007
	14.952516	16.768061	12.14%	397,891	2006
	14.263556	14.952516	4.83%	299,086	2005
	12.997638	14.263556	9.74%	125,647	2004
	10.000000	12.997638	29.98%	58,664	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.195205	12.556065	12.16%	35,431	2009
	13.460476	11.195205	-16.83%	42,596	2008
	12.989664	13.460476	3.62%	42,074	2007
	12.236824	12.989664	6.15%	46,261	2006
	11.961955	12.236824	2.30%	34,529	2005
	11.402220	11.961955	4.91%	9,347	2004
	10.000000	11.402220	14.02%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.487012	16.718064	33.88%	2,713	2009
	20.075698	12.487012	-37.80%	2,635	2008
	19.067285	20.075698	5.29%	3,317	2007
	17.722533	19.067285	7.59%	1,647	2006
	16.147774	17.722533	9.75%	1,141	2005
	14.251954	16.147774	13.30%	0	2004
	10.000000	14.251954	42.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.261467	10.050193	-2.06%	154,297	2009
	10.270653	10.261467	-0.09%	3,988	2008
	10.012324	10.270653	2.58%	63,907	2007
	9.783288	10.012324	2.34%	4,189	2006
	9.732884	9.783288	0.52%	0	2005
	9.861643	9.732884	-1.31%	0	2004
	10.000000	9.861643	-1.38%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.649035	11.749549	21.77%	6,831	2009
	11.916606	9.649035	-19.03%	11,510	2008
	11.635476	11.916606	2.42%	9,498	2007
	11.335904	11.635476	2.64%	4,975	2006
	11.331349	11.335904	0.04%	5,232	2005
	10.864513	11.331349	4.30%	0	2004
	10.000000	10.864513	8.65%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.038060	8.045694	33.25%	45,371	2009
	10.000000	6.038060	-39.62%	47,958	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.124651	14.104761	26.79%	0	2009
	21.232533	11.124651	-47.61%	0	2008
	21.118567	21.232533	0.54%	0	2007
	17.622408	21.118567	19.84%	0	2006
	16.101549	17.622408	9.45%	0	2005
	13.705719	16.101549	17.48%	0	2004
	10.000000	13.705719	37.06%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.898878	10.013563	26.77%	3,802	2009
	15.068152	7.898878	-47.58%	18,447	2008
	14.988756	15.068152	0.53%	22,976	2007
	12.506971	14.988756	19.84%	10,076	2006
	11.426098	12.506971	9.46%	2,249	2005
	10.000000	11.426098	14.26%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.270928	7.941252	26.64%	28,426	2009
	10.000000	6.270928	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.259102	7.807353	24.74%	10,272	2009
	10.000000	6.259102	-37.41%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.181744	7.668251	24.05%	25,155	2009
	10.000000	6.181744	-38.18%	17,575	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.662616	8.510135	27.73%	26,561	2009
	10.000000	6.662616	-33.37%	35,657	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.046446	11.264231	24.52%	479	2009
	17.284612	9.046446	-47.66%	443	2008
	16.125427	17.284612	7.19%	954	2007
	15.993016	16.125427	0.83%	740	2006
	15.162120	15.993016	5.48%	751	2005
	13.685172	15.162120	10.79%	721	2004
	10.000000	13.685172	36.85%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.236995	16.310202	23.22%	0	2009
	19.972748	13.236995	-33.72%	0	2008
	21.993626	19.972748	-9.19%	0	2007
	19.184190	21.993626	14.64%	0	2006
	19.064233	19.184190	0.63%	0	2005
	16.644152	19.064233	14.54%	0	2004
	10.000000	16.644152	66.44%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.252934	16.125661	31.61%	270	2009
	20.303718	12.252934	-39.65%	3,995	2008
	20.356045	20.303718	-0.26%	3,139	2007
	18.605026	20.356045	9.41%	2,563	2006
	16.965887	18.605026	9.66%	323	2005
	14.589240	16.965887	16.29%	0	2004
	10.000000	14.589240	45.89%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.844944	12.101367	22.92%	33,601	2009
	17.223534	9.844944	-42.84%	40,233	2008
	16.307763	17.223534	5.62%	31,439	2007
	14.688209	16.307763	11.03%	16,947	2006
	14.015661	14.688209	4.80%	2,430	2005
	13.070163	14.015661	7.23%	0	2004
	10.000000	13.070163	30.70%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.553739	7.096102	27.77%	530	2009
	10.000000	5.553739	-44.46%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.803617	10.280127	4.86%	6,046	2009
	10.000000	9.803617	-1.96%	2,564	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.854703	28.55%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.851162	28.51%	35,563	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.486221	13.168073	25.58%	9,326	2009
	17.061953	10.486221	-38.54%	11,958	2008
	17.896513	17.061953	-4.66%	28,300	2007
	15.818035	17.896513	13.14%	20,151	2006
	15.542219	15.818035	1.77%	9,888	2005
	13.558912	15.542219	14.63%	1,442	2004
	10.000000	13.558912	35.59%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.096463	12.837432	41.13%	10,493	2009
	17.100429	9.096463	-46.81%	12,996	2008
	15.342846	17.100429	11.46%	13,087	2007
	14.553156	15.342846	5.43%	11,643	2006
	14.175158	14.553156	2.67%	11,008	2005
	13.580709	14.175158	4.38%	4,562	2004
	10.000000	13.580709	35.81%	4,562	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.932814	12.189109	36.45%	0	2009
	15.296455	8.932814	-41.60%	0	2008
	14.733733	15.296455	3.82%	0	2007
	12.818539	14.733733	14.94%	0	2006
	11.480022	12.818539	11.66%	0	2005
	10.000000	11.480022	14.80%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.640261	18.609110	36.43%	0	2009
	23.351169	13.640261	-41.59%	0	2008
	22.487327	23.351169	3.84%	0	2007
	19.570190	22.487327	14.91%	0	2006
	17.524692	19.570190	11.67%	0	2005
	15.057803	17.524692	16.38%	0	2004
	10.000000	15.057803	50.58%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.990023	2.462891	23.76%	0	2009
	9.512947	1.990023	-79.08%	0	2008
	10.000000	9.512947	-4.87%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.796949	3.448825	23.31%	0	2009
	13.334551	2.796949	-79.02%	3,724	2008
	13.686348	13.334551	-2.57%	3,970	2007
	12.798301	13.686348	6.94%	5,128	2006
	12.815119	12.798301	-0.13%	5,770	2005
	12.038753	12.815119	6.45%	1,354	2004
	10.000000	12.038753	20.39%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.930610	12.443640	25.31%	35,988	2009
	16.528218	9.930610	-39.92%	37,621	2008
	16.211670	16.528218	1.95%	32,264	2007
	14.428937	16.211670	12.36%	21,027	2006
	13.937408	14.428937	3.53%	5,111	2005
	13.043437	13.937408	6.85%	1,546	2004
	10.000000	13.043437	30.43%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.390383	16.604042	34.01%	549	2009
	20.415374	12.390383	-39.31%	10,982	2008
	21.150187	20.415374	-3.47%	5,929	2007
	18.840893	21.150187	12.26%	3,388	2006
	17.539795	18.840893	7.42%	317	2005
	15.032668	17.539795	16.68%	0	2004
	10.000000	15.032668	50.33%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.811888	8.12%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.890926	8.91%	14,029	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.599969	10.929344	27.09%	0	2009
	14.330172	8.599969	-39.99%	0	2008
	15.580207	14.330172	-8.02%	0	2007
	13.729004	15.580207	13.48%	0	2006
	13.325915	13.729004	3.02%	0	2005
	12.250469	13.325915	8.78%	0	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.476504	14.003146	22.02%	0	2009
	20.916125	11.476504	-45.13%	0	2008
	19.717499	20.916125	6.08%	0	2007
	15.768278	19.717499	25.05%	0	2006
	14.354586	15.768278	9.85%	0	2005
	12.618741	14.354586	13.76%	0	2004
	10.000000	12.618741	26.19%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.173749	13.115285	60.46%	0	2009
	13.259772	8.173749	-38.36%	0	2008
	12.837112	13.259772	3.29%	0	2007
	12.435784	12.837112	3.23%	0	2006
	12.017602	12.435784	3.48%	0	2005
	11.687170	12.017602	2.83%	0	2004
	10.000000	11.687170	16.87%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.382809	10.248432	38.81%	8,202	2009
	13.150198	7.382809	-43.86%	31,981	2008
	11.942312	13.150198	10.11%	17,946	2007
	11.156957	11.942312	7.04%	6,814	2006
	10.000000	11.156957	11.57%	5,694	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.666692	9.400943	22.62%	10,080	2009
	12.287703	7.666692	-37.61%	9,951	2008
	12.183594	12.287703	0.85%	9,992	2007
	10.488312	12.183594	16.16%	4,213	2006
	10.000000	10.488312	4.88%	4,780	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.559941	10.237153	7.08%	269	2009
	10.905234	9.559941	-12.34%	24,303	2008
	10.587907	10.905234	3.00%	31,972	2007
	10.442533	10.587907	1.39%	12,544	2006
	10.262197	10.442533	1.76%	2,860	2005
	10.072087	10.262197	1.89%	1,647	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.917120	17.727894	27.38%	0	2009
	16.720479	13.917120	-16.77%	0	2008
	16.054452	16.720479	4.15%	0	2007
	14.799035	16.054452	8.48%	0	2006
	13.479698	14.799035	9.79%	0	2005
	12.508112	13.479698	7.77%	0	2004
	10.000000	12.508112	25.08%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.473117	11.783906	24.39%	3,182	2009
	15.574157	9.473117	-39.17%	3,182	2008
	14.469960	15.574157	7.63%	3,182	2007
	13.000804	14.469960	11.30%	3,182	2006
	12.210835	13.000804	6.47%	3,182	2005
	11.373375	12.210835	7.36%	0	2004
	10.000000	11.373375	13.73%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.413434	9.509741	13.03%	0	2009
	12.123945	8.413434	-30.60%	0	2008
	11.511066	12.123945	5.32%	0	2007
	10.484505	11.511066	9.79%	0	2006
	10.200049	10.484505	2.79%	0	2005
	10.000000	10.200049	2.00%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.565860	9.216334	40.37%	622	2009
	10.993567	6.565860	-40.28%	2,821	2008
	10.436246	10.993567	5.34%	3,312	2007
	10.414998	10.436246	0.20%	3,345	2006
	10.064037	10.414998	3.49%	3,378	2005
	10.000000	10.064037	0.64%	2,297	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.507010	12.712743	49.44%	0	2009
	14.835096	8.507010	-42.66%	0	2008
	13.316020	14.835096	11.41%	0	2007
	11.079855	13.316020	20.18%	0	2006
	10.651862	11.079855	4.02%	0	2005
	10.000000	10.651862	6.52%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.604945	11.627521	9.64%	0	2009
	10.579500	10.604945	0.24%	0	2008
	10.177562	10.579500	3.95%	0	2007
	10.013128	10.177562	1.64%	0	2006
	10.036876	10.013128	-0.24%	0	2005
	10.000000	10.036876	0.37%	0	2004*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.321322	12.154509	17.76%	0	2009
	17.786875	10.321322	-41.97%	0	2008
	17.337183	17.786875	2.59%	0	2007
	15.144788	17.337183	14.48%	0	2006
	14.796522	15.144788	2.35%	0	2005
	13.595858	14.796522	8.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.468133	17.404316	39.59%	0	2009
	19.832168	12.468133	-37.13%	0	2008
	19.965371	19.832168	-0.67%	0	2007
	17.865579	19.965371	11.75%	0	2006
	17.121537	17.865579	4.35%	0	2005
	14.694707	17.121537	16.51%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.904447	11.759923	7.85%	0	2009
	11.323944	10.904447	-3.70%	0	2008
	10.570546	11.323944	7.13%	0	2007
	10.633379	10.570546	-0.59%	0	2006
	10.699178	10.633379	-0.61%	0	2005
	10.333794	10.699178	3.54%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.717595	12.351094	15.24%	0	2009
	16.781597	10.717595	-36.13%	0	2008
	17.227078	16.781597	-2.59%	0	2007
	15.070569	17.227078	14.31%	0	2006
	14.735099	15.070569	2.28%	0	2005
	13.376738	14.735099	10.15%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.246206	11.743771	27.01%	0	2009
	12.517607	9.246206	-26.13%	0	2008
	13.112239	12.517607	-4.53%	0	2007
	11.145263	13.112239	17.65%	0	2006
	10.000000	11.145263	11.45%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.903258	13.944498	17.15%	0	2009
	16.619982	11.903258	-28.38%	0	2008
	17.939684	16.619982	-7.36%	0	2007
	15.475336	17.939684	15.92%	0	2006
	15.082206	15.475336	2.61%	0	2005
	13.499986	15.082206	11.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.002530	20.03%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.321224	16.296904	22.34%	0	2009
	19.706561	13.321224	-32.40%	0	2008
	20.274828	19.706561	-2.80%	0	2007
	18.109345	20.274828	11.96%	0	2006
	17.257706	18.109345	4.93%	0	2005
	14.469996	17.257706	19.27%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.359253	12.776566	23.33%	0	2009
	16.891228	10.359253	-38.67%	0	2008
	16.443643	16.891228	2.72%	0	2007
	14.585941	16.443643	12.74%	0	2006
	14.272677	14.585941	2.19%	0	2005
	13.217847	14.272677	7.98%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.754509	12.862524	19.60%	771	2009
	15.639524	10.754509	-31.24%	577	2008
	14.959996	15.639524	4.54%	576	2007
	13.155529	14.959996	13.72%	616	2006
	12.912068	13.155529	1.89%	891	2005
	12.591796	12.912068	2.54%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.230704	10.128659	23.06%	0	2009
	13.517843	8.230704	-39.11%	0	2008
	15.573272	13.517843	-13.20%	0	2007
	15.373292	15.573272	1.30%	0	2006
	14.883101	15.373292	3.29%	0	2005
	13.697160	14.883101	8.66%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.237033	12.454039	10.83%	0	2009
	16.328535	11.237033	-31.18%	0	2008
	15.221663	16.328535	7.27%	0	2007
	13.434856	15.221663	13.30%	0	2006
	13.500348	13.434856	-0.49%	0	2005
	12.881115	13.500348	4.81%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.629755	11.322034	17.57%	0	2009
	10.645376	9.629755	-9.54%	0	2008
	10.348611	10.645376	2.87%	0	2007
	10.176471	10.348611	1.69%	0	2006
	10.297824	10.176471	-1.18%	0	2005
	10.185940	10.297824	1.10%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.863343	10.750376	21.29%	0	2009
	12.104909	8.863343	-26.78%	0	2008
	11.411221	12.104909	6.08%	0	2007
	10.641737	11.411221	7.23%	0	2006
	10.000000	10.641737	6.42%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.465223	10.647943	25.78%	0	2009
	12.874364	8.465223	-34.25%	0	2008
	11.966082	12.874364	7.59%	0	2007
	10.946916	11.966082	9.31%	0	2006
	10.000000	10.946916	9.47%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.103739	10.401840	28.36%	0	2009
	13.395425	8.103739	-39.50%	0	2008
	12.325627	13.395425	8.68%	0	2007
	11.154054	12.325627	10.50%	0	2006
	10.000000	11.154054	11.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.994759	15.899736	32.56%	647	2009
	21.390912	11.994759	-43.93%	482	2008
	18.638403	21.390912	14.77%	484	2007
	17.092751	18.638403	9.04%	528	2006
	14.974331	17.092751	14.15%	762	2005
	13.288795	14.974331	12.68%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.663708	13.954374	44.40%	0	2009
	21.661696	9.663708	-55.39%	0	2008
	15.201743	21.661696	42.49%	0	2007
	13.321401	15.201743	14.12%	0	2006
	10.000000	13.321401	33.21%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.970573	12.671706	27.09%	0	2009
	17.818898	9.970573	-44.04%	0	2008
	17.983758	17.818898	-0.92%	0	2007
	15.323812	17.983758	17.36%	0	2006
	14.833235	15.323812	3.31%	0	2005
	13.628173	14.833235	8.84%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.557413	11.967217	25.21%	0	2009
	18.537976	9.557413	-48.44%	0	2008
	14.959285	18.537976	23.92%	0	2007
	14.344339	14.959285	4.29%	0	2006
	13.894056	14.344339	3.24%	0	2005
	13.769405	13.894056	0.91%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.207763	11.533473	12.99%	0	2009
	10.806111	10.207763	-5.54%	0	2008
	10.611436	10.806111	1.83%	0	2007
	10.413201	10.611436	1.90%	0	2006
	10.443492	10.413201	-0.29%	0	2005
	10.243758	10.443492	1.95%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.727075	20.139013	36.75%	542	2009
	24.922137	14.727075	-40.91%	413	2008
	22.085204	24.922137	12.85%	418	2007
	20.078761	22.085204	9.99%	459	2006
	17.386188	20.078761	15.49%	663	2005
	14.253575	17.386188	21.98%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.718520	16.943204	23.51%	0	2009
	25.018905	13.718520	-45.17%	0	2008
	21.846147	25.018905	14.52%	0	2007
	18.955829	21.846147	15.25%	0	2006
	16.307938	18.955829	16.24%	0	2005
	14.707983	16.307938	10.88%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.234195	11.402947	23.49%	0	2009
	16.836394	9.234195	-45.15%	0	2008
	14.700399	16.836394	14.53%	0	2007
	12.751104	14.700399	15.29%	0	2006
	10.973711	12.751104	16.20%	0	2005
	10.000000	10.973711	9.74%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.309761	15.853676	53.77%	0	2009
	21.630269	10.309761	-52.34%	0	2008
	20.967279	21.630269	3.16%	0	2007
	18.469952	20.967279	13.52%	0	2006
	18.427397	18.469952	0.23%	0	2005
	16.542802	18.427397	11.39%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.724985	10.249637	32.68%	0	2009
	11.223320	7.724985	-31.17%	0	2008
	11.055909	11.223320	1.51%	0	2007
	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.209544	12.870931	14.82%	732	2009
	15.714970	11.209544	-28.67%	540	2008
	16.505853	15.714970	-4.79%	534	2007
	14.401495	16.505853	14.61%	571	2006
	14.229461	14.401495	1.21%	825	2005
	13.101116	14.229461	8.61%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.224120	16.712457	26.38%	0	2009
	20.177183	13.224120	-34.46%	0	2008
	21.125864	20.177183	-4.49%	0	2007
	18.454862	21.125864	14.47%	0	2006
	17.339029	18.454862	6.44%	0	2005
	14.319472	17.339029	21.09%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.560161	8.361041	27.45%	0	2009
	10.000000	6.560161	-34.40%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.230195	15.592077	68.92%	0	2009
	19.932177	9.230195	-53.69%	0	2008
	15.829675	19.932177	25.92%	0	2007
	12.621376	15.829675	25.42%	0	2006
	10.000000	12.621376	26.21%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.399730	17.968563	34.10%	0	2009
	22.969250	13.399730	-41.66%	0	2008
	20.333594	22.969250	12.96%	0	2007
	17.109780	20.333594	18.84%	0	2006
	15.870724	17.109780	7.81%	0	2005
	13.683872	15.870724	15.98%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.669894	12.981636	34.25%	559	2009
	16.579664	9.669894	-41.68%	424	2008
	14.678609	16.579664	12.95%	430	2007
	12.349740	14.678609	18.86%	472	2006
	11.459180	12.349740	7.77%	682	2005
	10.000000	11.459180	14.59%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.141911	14.101026	16.14%	0	2009
	11.683525	12.141911	3.92%	0	2008
	10.755033	11.683525	8.63%	0	2007
	9.739759	10.755033	10.42%	0	2006
	10.000000	9.739759	-2.60%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.346595	11.040484	18.12%	0	2009
	16.649409	9.346595	-43.86%	0	2008
	15.230281	16.649409	9.32%	0	2007
	14.675018	15.230281	3.78%	0	2006
	13.811672	14.675018	6.25%	0	2005
	13.274481	13.811672	4.05%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.649344	14.795947	38.94%	0	2009
	20.585603	10.649344	-48.27%	0	2008
	19.032778	20.585603	8.16%	0	2007
	16.730117	19.032778	13.76%	0	2006
	15.646757	16.730117	6.92%	0	2005
	13.872301	15.646757	12.79%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.793245	17.93%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.255381	15.059825	22.88%	0	2009
	14.921164	12.255381	-17.87%	0	2008
	13.828220	14.921164	7.90%	0	2007
	12.798270	13.828220	8.05%	0	2006
	12.148022	12.798270	5.35%	0	2005
	11.464168	12.148022	5.97%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.255874	17.510807	42.88%	0	2009
	22.492026	12.255874	-45.51%	0	2008
	16.824912	22.492026	33.68%	0	2007
	15.757146	16.824912	6.78%	0	2006
	14.305940	15.757146	10.14%	0	2005
	12.393318	14.305940	15.43%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.314057	21.577156	75.22%	0	2009
	26.334937	12.314057	-53.24%	0	2008
	21.016482	26.334937	25.31%	0	2007
	14.640276	21.016482	43.55%	0	2006
	11.332440	14.640276	29.19%	0	2005
	10.000000	11.332440	13.32%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	18.033045	31.598080	75.22%	0	2009
	38.580923	18.033045	-53.26%	0	2008
	30.802441	38.580923	25.25%	0	2007
	21.467056	30.802441	43.49%	0	2006
	16.626520	21.467056	29.11%	0	2005
	14.316465	16.626520	16.14%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.600491	13.066790	36.11%	0	2009
	15.569415	9.600491	-38.34%	0	2008
	14.333162	15.569415	8.63%	0	2007
	13.650173	14.333162	5.00%	0	2006
	13.383547	13.650173	1.99%	0	2005
	12.549972	13.383547	6.64%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.467076	14.937872	19.82%	0	2009
	18.944360	12.467076	-34.19%	0	2008
	17.996291	18.944360	5.27%	0	2007
	15.261111	17.996291	17.92%	0	2006
	14.648152	15.261111	4.18%	0	2005
	13.037116	14.648152	12.36%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.537163	10.493977	22.92%	0	2009
	12.301778	8.537163	-31.87%	0	2008
	11.763011	12.301778	4.58%	0	2007
	10.886382	11.763011	8.05%	0	2006
	10.697402	10.886382	1.77%	0	2005
	10.000000	10.697402	6.97%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.671443	9.615846	10.89%	0	2009
	10.236686	8.671443	-15.29%	0	2008
	9.986333	10.236686	2.51%	0	2007
	9.793625	9.986333	1.97%	0	2006
	9.865822	9.793625	-0.73%	0	2005
	10.004642	9.865822	-1.39%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.913097	10.705927	20.11%	0	2009
	15.050165	8.913097	-40.78%	0	2008
	15.303930	15.050165	-1.66%	0	2007
	14.858935	15.303930	2.99%	0	2006
	14.756874	14.858935	0.69%	0	2005
	13.480020	14.756874	9.47%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.812617	12.619090	28.60%	0	2009
	16.560730	9.812617	-40.75%	0	2008
	15.729072	16.560730	5.29%	0	2007
	14.136584	15.729072	11.27%	0	2006
	13.519222	14.136584	4.57%	0	2005
	12.196540	13.519222	10.84%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.254500	12.55%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.370863	23.71%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.425270	8.966848	20.76%	62,841	2009
	10.806270	7.425270	-31.29%	25,337	2008
	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.230548	10.129525	9.74%	52,614	2009
	10.466687	9.230548	-11.81%	19,914	2008
	10.388122	10.466687	0.76%	0	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.179740	9.948218	38.56%	0	2009
	11.957998	7.179740	-39.96%	0	2008
	10.686985	11.957998	11.89%	0	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.105029	8.290539	35.80%	0	2009
	11.184549	6.105029	-45.42%	0	2008
	10.216091	11.184549	9.48%	0	2007
	10.000000	10.216091	2.16%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.908398	7.555705	27.88%	75,613	2009
	9.749596	5.908398	-39.40%	30,235	2008
	10.000000	9.749596	-2.50%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.851999	14.074796	42.86%	0	2009
	13.982184	9.851999	-29.54%	0	2008
	13.856713	13.982184	0.91%	0	2007
	12.802753	13.856713	8.23%	0	2006
	12.779081	12.802753	0.19%	0	2005
	11.862127	12.779081	7.73%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.985550	11.414715	42.94%	0	2009
	11.350392	7.985550	-29.65%	0	2008
	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.428443	6.876080	26.67%	0	2009
	10.000000	5.428443	-45.72%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.223924	32.24%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.079792	7.603174	49.67%	0	2009
	10.000000	5.079792	-49.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.087288	7.818986	28.45%	0	2009
	10.000000	6.087288	-39.13%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.320475	7.990243	26.42%	0	2009
	10.000000	6.320475	-36.80%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.873896	9.231775	17.25%	183,355	2009
	10.000000	7.873896	-21.26%	1,222	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.155840	8.693971	21.49%	0	2009
	10.000000	7.155840	-28.44%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.017623	9.972650	10.59%	462	2009
	10.000000	9.017623	-9.82%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.511606	8.963277	19.33%	0	2009
	10.000000	7.511606	-24.88%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.794850	8.415919	23.86%	0	2009
	10.000000	6.794850	-32.05%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.251709	9.501879	15.15%	5,712	2009
	10.000000	8.251709	-17.48%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.780422	10.392365	6.26%	0	2009
	10.000000	9.780422	-2.20%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.786216	11.149811	13.93%	0	2009
	10.000000	9.786216	-2.14%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.759512	31.532852	59.58%	0	2009
	48.003108	19.759512	-58.84%	0	2008
	33.791817	48.003108	42.06%	0	2007
	25.332516	33.791817	33.39%	0	2006
	19.562478	25.332516	29.50%	0	2005
	16.599720	19.562478	17.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.880662	18.959530	59.58%	456	2009
	28.817018	11.880662	-58.77%	356	2008
	20.249698	28.817018	42.31%	376	2007
	15.153663	20.249698	33.63%	433	2006
	11.688190	15.153663	29.65%	626	2005
	10.000000	11.688190	16.88%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.418724	11.473635	0.48%	0	2009
	10.833282	11.418724	5.40%	0	2008
	10.332904	10.833282	4.84%	0	2007
	10.217896	10.332904	1.13%	0	2006
	10.111774	10.217896	1.05%	0	2005
	10.007485	10.111774	1.04%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.439806	8.104100	25.84%	0	2009
	11.565008	6.439806	-44.32%	0	2008
	10.805966	11.565008	7.02%	0	2007
	10.000000	10.805966	8.06%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.792638	14.678362	24.47%	0	2009
	19.083119	11.792638	-38.20%	0	2008
	18.407926	19.083119	3.67%	0	2007
	16.096090	18.407926	14.36%	0	2006
	15.239947	16.096090	5.62%	20,397	2005
	13.658870	15.239947	11.58%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.472614	14.73%	41,983	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.028785	20.29%	16,395	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.894700	11.628939	6.74%	0	2009
	11.847685	10.894700	-8.04%	0	2008
	11.491072	11.847685	3.10%	0	2007
	11.061038	11.491072	3.89%	2,752	2006
	10.941575	11.061038	1.09%	2,921	2005
	10.684865	10.941575	2.40%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.373158	13.258157	16.57%	84,587	2009
	15.133667	11.373158	-24.85%	77,995	2008
	14.639493	15.133667	3.38%	26,523	2007
	13.434960	14.639493	8.97%	27,194	2006
	13.032810	13.434960	3.09%	30,971	2005
	12.159586	13.032810	7.18%	4,327	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.667610	14.201595	21.72%	2,936	2009
	17.380205	11.667610	-32.87%	3,367	2008
	16.734925	17.380205	3.86%	22,787	2007
	14.930572	16.734925	12.08%	22,876	2006
	14.249883	14.930572	4.78%	25,489	2005
	12.991820	14.249883	9.68%	6,675	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.161635	12.512027	12.10%	93,695	2009
	13.426978	11.161635	-16.87%	56,946	2008
	12.963992	13.426978	3.57%	2,180	2007
	12.218869	12.963992	6.10%	2,180	2006
	11.950488	12.218869	2.25%	2,293	2005
	11.397119	11.950488	4.86%	2,293	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.449566	16.659428	33.82%	0	2009
	20.025742	12.449566	-37.83%	0	2008
	19.029607	20.025742	5.23%	0	2007
	17.696534	19.029607	7.53%	0	2006
	16.132305	17.696534	9.70%	0	2005
	14.245585	16.132305	13.24%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.230509	10.014756	-2.11%	0	2009
	10.244899	10.230509	-0.14%	0	2008
	9.992347	10.244899	2.53%	0	2007
	9.768744	9.992347	2.29%	0	2006
	9.723367	9.768744	0.47%	0	2005
	9.857035	9.723367	-1.36%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.620128	11.708373	21.71%	0	2009
	11.886963	9.620128	-19.07%	0	2008
	11.612491	11.886963	2.36%	0	2007
	11.319271	11.612491	2.59%	0	2006
	11.320492	11.319271	-0.01%	0	2005
	10.859641	11.320492	4.24%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.035998	8.038841	33.18%	0	2009
	10.000000	6.035998	-39.64%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.092494	14.056808	26.72%	0	2009
	21.181995	11.092494	-47.63%	0	2008
	21.079128	21.181995	0.49%	0	2007
	17.598462	21.079128	19.78%	0	2006
	16.087846	17.598462	9.39%	0	2005
	13.701048	16.087846	17.42%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.880097	9.984650	26.71%	0	2009
	15.040018	7.880097	-47.61%	0	2008
	14.968461	15.040018	0.48%	0	2007
	12.496392	14.968461	19.78%	0	2006
	11.422247	12.496392	9.40%	0	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.268781	7.934473	26.57%	0	2009
	10.000000	6.268781	-37.31%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.256962	7.800703	24.67%	0	2009
	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.179627	7.661708	23.98%	0	2009
	10.000000	6.179627	-38.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.660337	8.502885	27.66%	0	2009
	10.000000	6.660337	-33.40%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.019312	11.224708	24.45%	0	2009
	17.241595	9.019312	-47.69%	0	2008
	16.093557	17.241595	7.13%	0	2007
	15.969547	16.093557	0.78%	0	2006
	15.147588	15.969547	5.43%	0	2005
	13.679047	15.147588	10.74%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.197321	16.253001	23.15%	0	2009
	19.923089	13.197321	-33.76%	0	2008
	21.950219	19.923089	-9.24%	0	2007
	19.156088	21.950219	14.59%	0	2006
	19.046007	19.156088	0.58%	0	2005
	16.636732	19.046007	14.48%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.216178	16.069084	31.54%	409	2009
	20.253200	12.216178	-39.68%	299	2008
	20.315831	20.253200	-0.31%	293	2007
	18.577749	20.315831	9.36%	317	2006
	16.949645	18.577749	9.61%	457	2005
	14.582719	16.949645	16.23%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.815428	12.058938	22.86%	0	2009
	17.180693	9.815428	-42.87%	0	2008
	16.275551	17.180693	5.56%	0	2007
	14.666668	16.275551	10.97%	0	2006
	14.002235	14.666668	4.75%	0	2005
	13.064320	14.002235	7.18%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.551826	7.090025	27.71%	0	2009
	10.000000	5.551826	-44.48%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.800278	10.271377	4.81%	0	2009
	10.000000	9.800278	-2.00%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.850326	28.50%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.846780	28.47%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.454779	13.121885	25.51%	0	2009
	17.019524	10.454779	-38.57%	0	2008
	17.861184	17.019524	-4.71%	0	2007
	15.794855	17.861184	13.08%	0	2006
	15.527344	15.794855	1.72%	0	2005
	13.552853	15.527344	14.57%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.069190	12.792410	41.05%	0	2009
	17.057905	9.069190	-46.83%	0	2008
	15.312557	17.057905	11.40%	0	2007
	14.531833	15.312557	5.37%	0	2006
	14.161597	14.531833	2.61%	0	2005
	13.574651	14.161597	4.32%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.911568	12.153910	36.38%	578	2009
	15.267879	8.911568	-41.63%	433	2008
	14.713762	15.267879	3.77%	431	2007
	12.807689	14.713762	14.88%	472	2006
	11.476139	12.807689	11.60%	682	2005
	10.000000	11.476139	14.76%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.599359	18.543844	36.36%	0	2009
	23.293079	13.599359	-41.62%	0	2008
	22.442928	23.293079	3.79%	0	2007
	19.541505	22.442928	14.85%	0	2006
	17.507912	19.541505	11.62%	0	2005
	15.051058	17.507912	16.32%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.988324	2.459543	23.70%	0	2009
	9.509700	1.988324	-79.09%	0	2008
	10.000000	9.509700	-4.90%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.788556	3.436695	23.24%	0	2009
	13.301392	2.788556	-79.04%	0	2008
	13.659323	13.301392	-2.62%	0	2007
	12.779535	13.659323	6.88%	0	2006
	12.802848	12.779535	-0.18%	0	2005
	12.033375	12.802848	6.39%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.900851	12.400019	25.24%	0	2009
	16.487121	9.900851	-39.95%	0	2008
	16.179663	16.487121	1.90%	0	2007
	14.407783	16.179663	12.30%	0	2006
	13.924063	14.407783	3.47%	0	2005
	13.037602	13.924063	6.80%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.353254	16.545827	33.94%	0	2009
	20.364636	12.353254	-39.34%	0	2008
	21.108468	20.364636	-3.52%	0	2007
	18.813314	21.108468	12.20%	0	2006
	17.523041	18.813314	7.36%	0	2005
	15.025969	17.523041	16.62%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.808196	8.08%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.887208	8.87%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.575104	10.892182	27.02%	0	2009
	14.296059	8.575104	-40.02%	0	2008
	15.551102	14.296059	-8.07%	0	2007
	13.710342	15.551102	13.43%	0	2006
	13.314578	13.710342	2.97%	0	2005
	12.246297	13.314578	8.72%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.443318	13.955510	21.95%	0	2009
	20.866336	11.443318	-45.16%	0	2008
	19.680679	20.866336	6.02%	0	2007
	15.746846	19.680679	24.98%	0	2006
	14.342384	15.746846	9.79%	0	2005
	12.614446	14.342384	13.70%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.150088	13.070650	60.37%	0	2009
	13.228163	8.150088	-38.39%	0	2008
	12.813104	13.228163	3.24%	0	2007
	12.418857	12.813104	3.17%	0	2006
	12.007364	12.418857	3.43%	0	2005
	11.683193	12.007364	2.77%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.368996	10.224034	38.74%	0	2009
	13.132327	7.368996	-43.89%	0	2008
	11.932198	13.132327	10.06%	0	2007
	11.153183	11.932198	6.98%	0	2006
	10.000000	11.153183	11.53%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.652337	9.378539	22.56%	0	2009
	12.270985	7.652337	-37.64%	0	2008
	12.173269	12.270985	0.80%	0	2007
	10.484765	12.173269	16.10%	0	2006
	10.000000	10.484765	4.85%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.532302	10.202356	7.03%	0	2009
	10.879266	9.532302	-12.38%	0	2008
	10.568123	10.879266	2.94%	0	2007
	10.428329	10.568123	1.34%	0	2006
	10.253466	10.428329	1.71%	0	2005
	10.068654	10.253466	1.84%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.874525	17.664608	27.32%	0	2009
	16.677832	13.874525	-16.81%	0	2008
	16.021737	16.677832	4.10%	0	2007
	14.776404	16.021737	8.43%	0	2006
	13.465936	14.776404	9.73%	0	2005
	12.501729	13.465936	7.71%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.447121	11.745553	24.33%	0	2009
	15.539366	9.447121	-39.21%	0	2008
	14.445050	15.539366	7.58%	0	2007
	12.985041	14.445050	11.24%	0	2006
	12.202251	12.985041	6.42%	0	2005
	11.371187	12.202251	7.31%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.395704	9.484834	12.97%	0	2009
	12.104599	8.395704	-30.64%	0	2008
	11.498600	12.104599	5.27%	0	2007
	10.478490	11.498600	9.74%	0	2006
	10.199393	10.478490	2.74%	0	2005
	10.000000	10.199393	1.99%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.552033	9.192232	40.30%	0	2009
	10.976014	6.552033	-40.31%	0	2008
	10.424942	10.976014	5.29%	0	2007
	10.409029	10.424942	0.15%	0	2006
	10.063389	10.409029	3.43%	0	2005
	10.000000	10.063389	0.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.489079	12.679469	49.36%	0	2009
	14.811419	8.489079	-42.69%	0	2008
	13.301600	14.811419	11.35%	0	2007
	11.073498	13.301600	20.12%	0	2006
	10.651178	11.073498	3.97%	0	2005
	10.000000	10.651178	6.51%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.582616	11.597113	9.59%	0	2009
	10.562620	10.582616	0.19%	0	2008
	10.166544	10.562620	3.90%	0	2007
	10.007386	10.166544	1.59%	0	2006
	10.036232	10.007386	-0.29%	0	2005
	10.000000	10.036232	0.36%	0	2004*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.290345	12.111837	17.70%	0	2009
	17.742577	10.290345	-42.00%	0	2008
	17.302913	17.742577	2.54%	0	2007
	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.430721	17.343216	39.52%	1,817	2009
	19.782804	12.430721	-37.16%	0	2008
	19.925923	19.782804	-0.72%	0	2007
	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.871059	11.717924	7.79%	35	2009
	11.295044	10.871059	-3.75%	37	2008
	10.548990	11.295044	7.07%	39	2007
	10.617105	10.548990	-0.64%	41	2006
	10.688249	10.617105	-0.67%	43	2005
	10.328516	10.688249	3.48%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.685450	12.307762	15.18%	0	2009
	16.739842	10.685450	-36.17%	0	2008
	17.193049	16.739842	-2.64%	0	2007
	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.228892	11.715784	26.95%	3,809	2009
	12.500560	9.228892	-26.17%	401	2008
	13.101121	12.500560	-4.58%	401	2007
	11.141491	13.101121	17.59%	401	2006
	10.000000	11.141491	11.41%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.867561	13.895565	17.09%	0	2009
	16.578621	11.867561	-28.42%	0	2008
	17.904242	16.578621	-7.40%	0	2007
	15.452630	17.904242	15.87%	0	2006
	15.067753	15.452630	2.55%	0	2005
	13.493949	15.067753	11.66%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.998434	19.98%	1,810	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.281286	16.239741	22.28%	21	2009
	19.657546	13.281286	-32.44%	21	2008
	20.234801	19.657546	-2.85%	48	2007
	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	46	2005
	14.463524	17.241182	19.20%	97	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.328190	12.731742	23.27%	1	2009
	16.849197	10.328190	-38.70%	266	2008
	16.411152	16.849197	2.67%	9,401	2007
	14.564544	16.411152	12.68%	9,312	2006
	14.259003	14.564544	2.14%	10,499	2005
	13.211949	14.259003	7.93%	1,147	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.722248	12.817388	19.54%	0	2009
	15.600591	10.722248	-31.27%	0	2008
	14.930425	15.600591	4.49%	0	2007
	13.136216	14.930425	13.66%	0	2006
	12.899690	13.136216	1.83%	0	2005
	12.586152	12.899690	2.49%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.205994	10.093087	23.00%	0	2009
	13.484183	8.205994	-39.14%	0	2008
	15.542493	13.484183	-13.24%	0	2007
	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.203339	12.410350	10.77%	0	2009
	16.287932	11.203339	-31.22%	0	2008
	15.191610	16.287932	7.22%	0	2007
	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.600863	11.282294	17.51%	353	2009
	10.618872	9.600863	-9.59%	402	2008
	10.328144	10.618872	2.81%	480	2007
	10.161522	10.328144	1.64%	0	2006
	10.287941	10.161522	-1.23%	0	2005
	10.181373	10.287941	1.05%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.846750	10.724769	21.23%	12,912	2009
	12.088438	8.846750	-26.82%	12,912	2008
	11.401552	12.088438	6.02%	12,912	2007
	10.638142	11.401552	7.18%	12,912	2006
	10.000000	10.638142	6.38%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.449381	10.622572	25.72%	8,984	2009
	12.856848	8.449381	-34.28%	9,083	2008
	11.955939	12.856848	7.54%	9,556	2007
	10.943211	11.955939	9.25%	9,658	2006
	10.000000	10.943211	9.43%	922	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.088554	10.377045	28.29%	0	2009
	13.377180	8.088554	-39.53%	0	2008
	12.315172	13.377180	8.62%	0	2007
	11.150275	12.315172	10.45%	0	2006

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.958801	15.843966	32.49%	12,332	2009
	21.337714	11.958801	-43.95%	12,615	2008
	18.601610	21.337714	14.71%	12,316	2007
	17.067705	18.601610	8.99%	12,415	2006
	14.959993	17.067705	14.09%	10,793	2005
	13.282857	14.959993	12.63%	7,615	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.645606	13.921125	44.33%	1,123	2009
	21.632225	9.645606	-55.41%	3,537	2008
	15.188855	21.632225	42.42%	6,117	2007
	13.316891	15.188855	14.06%	6,016	2006
	10.000000	13.316891	33.17%	5,802	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.940652	12.627209	27.03%	440	2009
	17.774541	9.940652	-44.07%	0	2008
	17.948222	17.774541	-0.97%	403	2007
	15.301338	17.948222	17.30%	1,470	2006
	14.819023	15.301338	3.25%	1,470	2005
	13.622069	14.819023	8.79%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.528748	11.925214	25.15%	0	2009
	18.491861	9.528748	-48.47%	0	2008
	14.929730	18.491861	23.86%	0	2007
	14.323296	14.929730	4.23%	0	2006
	13.880736	14.323296	3.19%	359	2005
	13.763249	13.880736	0.85%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.177160	11.493027	12.93%	187,133	2009
	10.779227	10.177160	-5.59%	179,583	2008
	10.590479	10.779227	1.78%	208,255	2007
	10.397935	10.590479	1.85%	106,877	2006
	10.433491	10.397935	-0.34%	2,545	2005
	10.239169	10.433491	1.90%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.682911	20.068370	36.68%	7,609	2009
	24.860134	14.682911	-40.94%	7,734	2008
	22.041575	24.860134	12.79%	8,736	2007
	20.049309	22.041575	9.94%	6,656	2006
	17.369523	20.049309	15.43%	5,013	2005
	14.247191	17.369523	21.92%	1,011	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.677383	16.883760	23.44%	0	2009
	24.956671	13.677383	-45.20%	0	2008
	21.803009	24.956671	14.46%	0	2007
	18.928040	21.803009	15.19%	0	2006
	16.292325	18.928040	16.18%	0	2005
	14.701409	16.292325	10.82%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.212193	11.369970	23.42%	214	2009
	16.804895	9.212193	-45.18%	201	2008
	14.680445	16.804895	14.47%	1,589	2007
	12.740304	14.680445	15.23%	514	2006
	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.278836	15.798048	53.69%	0	2009
	21.576474	10.278836	-52.36%	0	2008
	20.925880	21.576474	3.11%	0	2007
	18.442873	20.925880	13.46%	0	2006
	18.409756	18.442873	0.18%	0	2005
	16.535416	18.409756	11.34%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.714445	10.230415	32.61%	420	2009
	11.213757	7.714445	-31.21%	420	2008
	11.052167	11.213757	1.46%	420	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.175941	12.825770	14.76%	15,108	2009
	15.675886	11.175941	-28.71%	15,592	2008
	16.473253	15.675886	-4.84%	16,253	2007
	14.380383	16.473253	14.55%	18,950	2006
	14.215839	14.380383	1.16%	18,021	2005
	13.095257	14.215839	8.56%	10,131	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.184473	16.653826	26.31%	33,970	2009
	20.127009	13.184473	-34.49%	3,405	2008
	21.084166	20.127009	-4.54%	207	2007
	18.427835	21.084166	14.41%	59	2006
	17.322439	18.427835	6.38%	91	2005
	14.313081	17.322439	21.03%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.212922	15.554941	68.84%	0	2009
	19.905068	9.212922	-53.72%	1,788	2008
	15.816268	19.905068	25.85%	3,334	2007
	12.617120	15.816268	25.36%	3,654	2006
	10.000000	12.617120	26.17%	3,659	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.359553	17.905527	34.03%	0	2009
	22.912118	13.359553	-41.69%	0	2008
	20.293444	22.912118	12.90%	0	2007
	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.646873	12.944119	34.18%	2,408	2009
	16.548671	9.646873	-41.71%	76,017	2008
	14.658705	16.548671	12.89%	38,469	2007
	12.339275	14.658705	18.80%	29,315	2006
	11.455300	12.339275	7.72%	2,714	2005
	10.000000	11.455300	14.55%	1,451	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.119161	14.067416	16.08%	0	2009
	11.667598	12.119161	3.87%	0	2008
	10.745897	11.667598	8.58%	0	2007
	9.736453	10.745897	10.37%	0	2006
	10.000000	9.736453	-2.64%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.318547	11.001725	18.06%	0	2009
	16.607953	9.318547	-43.89%	0	2008
	15.200171	16.607953	9.26%	0	2007
	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.617398	14.744016	38.87%	0	2009
	20.534379	10.617398	-48.29%	0	2008
	18.995186	20.534379	8.10%	0	2007
	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	0	2005
	13.866108	15.631772	12.73%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.789219	17.89%	1,852	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.218661	15.007039	22.82%	0	2009
	14.884072	12.218661	-17.91%	0	2008
	13.800918	14.884072	7.85%	0	2007
	12.779504	13.800918	7.99%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.219126	17.449390	42.80%	614	2009
	22.436096	12.219126	-45.54%	614	2008
	16.791689	22.436096	33.61%	107	2007
	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.284764	21.514843	75.13%	3,595	2009
	26.285757	12.284764	-53.26%	3,537	2008
	20.988007	26.285757	25.24%	2,002	2007
	14.627892	20.988007	43.48%	13,102	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.978972	31.487235	75.13%	0	2009
	38.484986	17.978972	-53.28%	0	2008
	30.741631	38.484986	25.19%	0	2007
	21.435594	30.741631	43.41%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.571679	13.020922	36.04%	0	2009
	15.530665	9.571679	-38.37%	0	2008
	14.304834	15.530665	8.57%	0	2007
	13.630148	14.304834	4.95%	0	2006
	13.370721	13.630148	1.94%	0	2005
	12.544352	13.370721	6.59%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.429695	14.885481	19.76%	81,573	2009
	18.897248	12.429695	-34.22%	3,502	2008
	17.960754	18.897248	5.21%	3,615	2007
	15.238732	17.960754	17.86%	3,052	2006
	14.634123	15.238732	4.13%	1,956	2005
	13.031295	14.634123	12.30%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.516982	10.463825	22.86%	2,716	2009
	12.278992	8.516982	-31.90%	2,723	2008
	11.747266	12.278992	4.53%	2,727	2007
	10.877363	11.747266	8.00%	2,732	2006
	10.694003	10.877363	1.71%	2,738	2005
	10.000000	10.694003	6.94%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.645410	9.582086	10.83%	134,225	2009
	10.211189	8.645410	-15.33%	216,816	2008
	9.966578	10.211189	2.45%	227,120	2007
	9.779236	9.966578	1.92%	128,685	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.886377	10.668371	20.05%	0	2009
	15.012718	8.886377	-40.81%	0	2008
	15.273712	15.012718	-1.71%	0	2007
	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.784205	12.576121	28.53%	971	2009
	16.521247	9.784205	-40.78%	915	2008
	15.699644	16.521247	5.23%	131,649	2007
	14.117328	15.699644	11.21%	93,676	2006
	13.507699	14.117328	4.51%	3,055	2005
	12.192378	13.507699	10.79%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.250663	12.51%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.366653	23.67%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.415149	8.950048	20.70%	19,232	2009
	10.797061	7.415149	-31.32%	18,264	2008
	10.402421	10.797061	3.79%	14,626	2007
	10.000000	10.402421	4.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.217980	10.110557	9.68%	32,517	2009
	10.457773	9.217980	-11.86%	19,262	2008
	10.384612	10.457773	0.70%	15,828	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.169940	9.929560	38.49%	491	2009
	11.947796	7.169940	-39.99%	505	2008
	10.683364	11.947796	11.84%	1,140	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.096694	8.274989	35.73%	24,840	2009
	11.175007	6.096694	-45.44%	5,295	2008
	10.212629	11.175007	9.42%	6,512	2007
	10.000000	10.212629	2.13%	2,592	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.903354	7.545396	27.82%	44,875	2009
	9.746269	5.903354	-39.43%	19,326	2008
	10.000000	9.746269	-2.54%	15,772	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.822458	14.025416	42.79%	0	2009
	13.947395	9.822458	-29.57%	0	2008
	13.829343	13.947395	0.85%	0	2007
	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.970615	11.387549	42.87%	2,076	2009
	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.426594	6.870228	26.60%	597	2009
	10.000000	5.426594	-45.73%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.219424	32.19%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.078051	7.596686	49.60%	0	2009
	10.000000	5.078051	-49.22%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.085201	7.812308	28.38%	172,800	2009
	10.000000	6.085201	-39.15%	196,350	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.509050	8.955653	19.26%	10,892	2009
	10.000000	7.509050	-24.91%	10,892	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.777090	10.383519	6.20%	130,973	2009
	10.000000	9.777090	-2.23%	4,121	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.782878	11.140309	13.88%	2,040	2009
	10.000000	9.782878	-2.17%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.700259	31.422233	59.50%	0	2009
	47.883735	19.700259	-58.86%	0	2008
	33.725100	47.883735	41.98%	0	2007
	25.295383	33.725100	33.33%	0	2006
	19.543748	25.295383	29.43%	0	2005
	16.592292	19.543748	17.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.852392	18.904761	59.50%	361	2009
	28.763191	11.852392	-58.79%	1,565	2008
	20.222258	28.763191	42.24%	2,346	2007
	15.140838	20.222258	33.56%	2,318	2006
	11.684242	15.140838	29.58%	1,939	2005
	10.000000	11.684242	16.84%	73	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.384473	11.433372	0.43%	165,114	2009
	10.806310	11.384473	5.35%	192,910	2008
	10.312477	10.806310	4.79%	199,606	2007
	10.202901	10.312477	1.07%	111,593	2006
	10.102083	10.202901	1.00%	3,431	2005
	10.003007	10.102083	0.99%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	0	2008
	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	98	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.757277	14.626875	24.41%	51,689	2009
	19.035645	11.757277	-38.24%	55,528	2008
	18.371568	19.035645	3.61%	57,656	2007
	16.072489	18.371568	14.30%	83,219	2006
	15.225350	16.072489	5.56%	73,779	2005
	13.652762	15.225350	11.52%	256	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.024686	20.25%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.862009	11.588123	6.68%	6,700	2009
	11.818178	10.862009	-8.09%	6,700	2008
	11.468347	11.818178	3.05%	6,700	2007
	11.044797	11.468347	3.83%	6,700	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.339064	13.211670	16.51%	1,258,122	2009
	15.096021	11.339064	-24.89%	1,324,109	2008
	14.610575	15.096021	3.32%	1,412,612	2007
	13.415265	14.610575	8.91%	1,311,335	2006
	13.020330	13.415265	3.03%	248,649	2005
	12.154146	13.020330	7.13%	30,566	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.632622	14.151761	21.66%	160,262	2009
	17.336966	11.632622	-32.90%	169,682	2008
	16.701878	17.336966	3.80%	180,150	2007
	14.908678	16.701878	12.03%	172,007	2006
	14.236242	14.908678	4.72%	109,416	2005
	12.986017	14.236242	9.63%	5,179	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.128173	12.468141	12.04%	139,194	2009
	13.393572	11.128173	-16.91%	152,750	2008
	12.938375	13.393572	3.52%	174,027	2007
	12.200939	12.938375	6.04%	78,321	2006
	11.939034	12.200939	2.19%	38,533	2005
	11.392020	11.939034	4.80%	5.658	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.412237	16.600993	33.75%	520	2009
	19.975938	12.412237	-37.86%	521	2008
	18.992036	19.975938	5.18%	521	2007
	17.670599	18.992036	7.48%	230	2006
	16.116870	17.670599	9.64%	1,311	2005
	14.239224	16.116870	13.19%	1,021	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.199628	9.979424	-2.16%	44,981	2009
	10.219198	10.199628	-0.19%	32,997	2008
	9.972402	10.219198	2.47%	71,965	2007
	9.754214	9.972402	2.24%	29,122	2006
	9.713854	9.754214	0.42%	3,056	2005
	9.852427	9.713854	-1.41%	334	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.591260	11.667273	21.64%	5,027	2009
	11.857361	9.591260	-19.11%	3,808	2008
	11.589519	11.857361	2.31%	2,195	2007
	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.033930	8.031975	33.11%	144,482	2009
	10.000000	6.033930	-39.66%	133,007	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.060389	14.008958	26.66%	0	2009
	21.131545	11.060389	-47.66%	0	2008
	21.039744	21.131545	0.44%	0	2007
	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.696378	16.074152	17.36%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.861323	9.955758	26.64%	627	2009
	15.011899	7.861323	-47.63%	51,392	2008
	14.948158	15.011899	0.43%	62,967	2007
	12.485805	14.948158	19.72%	36,561	2006
	11.418380	12.485805	9.35%	1,355	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.266640	7.927715	26.51%	81,788	2009
	10.000000	6.266640	-37.33%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.254822	7.794044	24.61%	585	2009
	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.177518	7.655179	23.92%	70,479	2009
	10.000000	6.177518	-38.22%	63,258	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.658061	8.495635	27.60%	65,586	2009
	10.000000	6.658061	-33.42%	103,469	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	8.992275	11.185330	24.39%	0	2009
	17.198738	8.992275	-47.72%	0	2008
	16.061803	17.198738	7.08%	3,133	2007
	15.946162	16.061803	0.73%	3,369	2006
	15.133108	15.946162	5.37%	3,369	2005
	13.672946	15.133108	10.68%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.157737	16.195979	23.09%	0	2009
	19.873522	13.157737	-33.79%	0	2008
	21.906881	19.873522	-9.28%	0	2007
	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.179554	16.012704	31.47%	0	2009
	20.202825	12.179554	-39.71%	11,669	2008
	20.275718	20.202825	-0.36%	10,899	2007
	18.550515	20.275718	9.30%	12,536	2006
	16.933419	18.550515	9.55%	806	2005
	14.576196	16.933419	16.17%	487	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.785982	12.016606	22.79%	100,964	2009
	17.137937	9.785982	-42.90%	124,135	2008
	16.243400	17.137937	5.51%	106,599	2007
	14.645159	16.243400	10.91%	79,574	2006
	13.988830	14.645159	4.69%	2,209	2005
	13.058479	13.988830	7.12%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.549924	7.083961	27.64%	3,402	2009
	10.000000	5.549924	-44.50%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.796941	10.262637	4.75%	2,616	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.845949	28.46%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.842401	28.42%	95,765	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.423428	13.075858	25.45%	14,562	2009
	16.977195	10.423428	-38.60%	27,694	2008
	17.825916	16.977195	-4.76%	77,759	2007
	15.771695	17.825916	13.02%	67,960	2006
	15.512473	15.771695	1.67%	9,295	2005
	13.546787	15.512473	14.51%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.041970	12.747493	40.98%	5,674	2009
	17.015446	9.041970	-46.86%	5,877	2008
	15.282295	17.015446	11.34%	6,759	2007
	14.510512	15.282295	5.32%	7,518	2006
	14.148029	14.510512	2.56%	5,261	2005
	13.568575	14.148029	4.27%	842	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.890350	12.118786	36.31%	0	2009
	15.239339	8.890350	-41.66%	0	2008
	14.693804	15.239339	3.71%	0	2007
	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.558584	18.478792	36.29%	0	2009
	23.235151	13.558584	-41.65%	0	2008
	22.398614	23.235151	3.73%	0	2007
	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.986618	2.456176	23.64%	0	2009
	9.506442	1.986618	-79.10%	0	2008
	10.000000	9.506442	-4.94%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.780189	3.424657	23.18%	8,548	2009
	13.268302	2.780189	-79.05%	8,548	2008
	13.632342	13.268302	-2.67%	8,548	2007
	12.760792	13.632342	6.83%	8,548	2006
	12.790585	12.760792	-0.23%	8,548	2005
	12.027994	12.790585	6.34%	8,548	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.871159	12.356512	25.18%	102,660	2009
	16.446107	9.871159	-39.98%	117,059	2008
	16.147721	16.446107	1.85%	109,958	2007
	14.386668	16.147721	12.24%	89,528	2006
	13.910733	14.386668	3.42%	10,213	2005
	13.031782	13.910733	6.74%	7,971	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.316200	16.487767	33.87%	221	2009
	20.313975	12.316200	-39.37%	26,561	2008
	21.066785	20.313975	-3.57%	18,869	2007
	18.785740	21.066785	12.14%	12,690	2006
	17.506257	18.785740	7.31%	380	2005
	15.019254	17.506257	16.56%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.883488	8.83%	47,728	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.550290	10.855113	26.96%	0	2009
	14.261993	8.550290	-40.05%	0	2008
	15.522027	14.261993	-8.12%	0	2007
	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.410208	13.908037	21.89%	0	2009
	20.816623	11.410208	-45.19%	0	2008
	19.643879	20.816623	5.97%	0	2007
	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.126514	13.026183	60.29%	0	2009
	13.196661	8.126514	-38.42%	0	2008
	12.789150	13.196661	3.19%	0	2007
	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.355188	10.199661	38.67%	0	2009
	13.114440	7.355188	-43.92%	58,144	2008
	11.922076	13.114440	10.00%	30,229	2007
	11.149416	11.922076	6.93%	311	2006
	10.000000	11.149416	11.49%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.638007	9.356190	22.50%	1,831	2009
	12.254285	7.638007	-37.67%	1,581	2008
	12.162964	12.254285	0.75%	1,610	2007
	10.481218	12.162964	16.05%	86	2006
	10.000000	10.481218	4.81%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.504716	10.167618	6.97%	10,208	2009
	10.853331	9.504716	-12.43%	143,876	2008
	10.548345	10.853331	2.89%	157,617	2007
	10.414131	10.548345	1.29%	93,060	2006
	10.244725	10.414131	1.65%	12,192	2005
	10.065212	10.244725	1.78%	10,208	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.832041	17.601525	27.25%	0	2009
	16.635261	13.832041	-16.85%	0	2008
	15.989055	16.635261	4.04%	0	2007
	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.421185	11.707333	24.27%	0	2009
	15.504665	9.421185	-39.24%	0	2008
	14.420201	15.504665	7.52%	0	2007
	12.969307	14.420201	11.19%	0	2006
	12.193670	12.969307	6.36%	0	2005
	11.368998	12.193670	7.25%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.378023	9.460035	12.91%	0	2009
	12.085284	8.378023	-30.68%	0	2008
	11.486151	12.085284	5.22%	0	2007
	10.472488	11.486151	9.68%	0	2006
	10.198741	10.472488	2.68%	0	2005
	10.000000	10.198741	1.99%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.538227	9.168188	40.22%	5,660	2009
	10.958514	6.538227	-40.34%	5,660	2008
	10.413667	10.958514	5.23%	5,679	2007
	10.403068	10.413667	0.10%	6,067	2006
	10.062746	10.403068	3.38%	6,068	2005
	10.000000	10.062746	0.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.471187	12.646269	49.29%	0	2009
	14.787782	8.471187	-42.71%	0	2008
	13.287197	14.787782	11.29%	0	2007
	11.067143	13.287197	20.06%	0	2006
	10.650494	11.067143	3.91%	0	2005
	10.000000	10.650494	6.50%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.560323	11.566768	9.53%	0	2009
	10.545760	10.560323	0.14%	0	2008
	10.155535	10.545760	3.84%	0	2007
	10.001643	10.155535	1.54%	0	2006
	10.035587	10.001643	-0.34%	0	2005
	10.000000	10.035587	0.36%	0	2004*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.259472	12.069326	17.64%	0	2009
	17.698426	10.259472	-42.03%	0	2008
	17.268719	17.698426	2.49%	0	2007
	15.100376	17.268719	14.36%	0	2006
	14.768184	15.100376	2.25%	0	2005
	13.583697	14.768184	8.72%	0	2004
	10.000000	13.583697	35.84%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.393425	17.282343	39.45%	3,897	2009
	19.733575	12.393425	-37.20%	3,277	2008
	19.886557	19.733575	-0.77%	0	2007
	17.813215	19.886557	11.64%	0	2006
	17.088763	17.813215	4.24%	0	2005
	14.681572	17.088763	16.40%	0	2004
	10.000000	14.681572	46.82%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.837755	11.676054	7.73%	43,465	2009
	11.266200	10.837755	-3.80%	45,076	2008
	10.527461	11.266200	7.02%	6,049	2007
	10.600839	10.527461	-0.69%	0	2006
	10.677319	10.600839	-0.72%	0	2005
	10.323232	10.677319	3.43%	0	2004
	10.000000	10.323232	3.23%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.653374	12.264529	15.12%	0	2009
	16.698145	10.653374	-36.20%	0	2008
	17.159051	16.698145	-2.69%	0	2007
	15.026376	17.159051	14.19%	0	2006
	14.706867	15.026376	2.17%	0	2005
	13.364767	14.706867	10.04%	0	2004
	10.000000	13.364767	33.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.211612	11.687865	26.88%	7,093	2009
	12.483546	9.211612	-26.21%	4,902	2008
	13.090018	12.483546	-4.63%	2,710	2007
	11.137716	13.090018	17.53%	0	2006
	10.000000	11.137716	11.38%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.831958	13.846800	17.03%	22,522	2009
	16.537350	11.831958	-28.45%	19,590	2008
	17.868853	16.537350	-7.45%	7,650	2007
	15.429951	17.868853	15.81%	255	2006
	15.053310	15.429951	2.50%	0	2005
	13.487906	15.053310	11.61%	0	2004
	10.000000	13.487906	34.88%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.994330	19.94%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.241435	16.182730	22.21%	2,830	2009
	19.608616	13.241435	-32.47%	1,993	2008
	20.194818	19.608616	-2.90%	965	2007
	18.056269	20.194818	11.84%	0	2006
	17.224664	18.056269	4.83%	0	2005
	14.457054	17.224664	19.14%	0	2004
	10.000000	14.457054	44.57%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.297195	12.687047	23.21%	4,303	2009
	16.807245	10.297195	-38.73%	2,637	2008
	16.378714	16.807245	2.62%	392	2007
	14.543176	16.378714	12.62%	0	2006
	14.245346	14.543176	2.09%	0	2005
	13.206031	14.245346	7.87%	988	2004
	10.000000	13.206031	32.06%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.690091	12.772412	19.48%	6,714	2009
	15.561767	10.690091	-31.31%	6,124	2008
	14.900926	15.561767	4.43%	5,547	2007
	13.116943	14.900926	13.60%	0	2006
	12.887330	13.116943	1.78%	0	2005
	12.580524	12.887330	2.44%	0	2004
	10.000000	12.580524	25.81%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.181366	10.057645	22.93%	0	2009
	13.450610	8.181366	-39.17%	0	2008
	15.511765	13.450610	-13.29%	0	2007
	15.328203	15.511765	1.20%	0	2006
	14.854584	15.328203	3.19%	0	2005
	13.684904	14.854584	8.55%	0	2004
	10.000000	13.684904	36.85%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.169701	12.366767	10.72%	0	2009
	16.247344	11.169701	-31.25%	0	2008
	15.161558	16.247344	7.16%	0	2007
	13.395459	15.161558	13.18%	0	2006
	13.474483	13.395459	-0.59%	0	2005
	12.869591	13.474483	4.70%	0	2004
	10.000000	12.869591	28.70%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.572078	11.242732	17.45%	11,670	2009
	10.592451	9.572078	-9.63%	13,407	2008
	10.307744	10.592451	2.76%	8,379	2007
	10.146617	10.307744	1.59%	0	2006
	10.278083	10.146617	-1.28%	0	2005
	10.176817	10.278083	1.00%	0	2004
	10.000000	10.176817	1.77%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.830182	10.699212	21.17%	6,690	2009
	12.071974	8.830182	-26.85%	12,400	2008
	11.391876	12.071974	5.97%	10,418	2007
	10.634532	11.391876	7.12%	0	2006
	10.000000	10.634532	6.35%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.433561	10.597275	25.66%	4,780	2009
	12.839348	8.433561	-34.31%	4,790	2008
	11.945798	12.839348	7.48%	5,340	2007
	10.939506	11.945798	9.20%	0	2006
	10.000000	10.939506	9.40%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.073400	10.352302	28.23%	545	2009
	13.358960	8.073400	-39.57%	0	2008
	12.304728	13.358960	8.57%	0	2007
	11.146499	12.304728	10.39%	0	2006
	10.000000	11.146499	11.46%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.922908	15.788330	32.42%	14,925	2009
	21.284594	11.922908	-43.98%	14,085	2008
	18.564834	21.284594	14.65%	6,246	2007
	17.042648	18.564834	8.93%	229	2006
	14.945652	17.042648	14.03%	0	2005
	13.276904	14.945652	12.57%	487	2004
	10.000000	13.276904	32.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.627506	13.887891	44.25%	0	2009
	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006
	10.000000	13.312384	33.12%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.910802	12.582852	26.96%	17,926	2009
	17.730262	9.910802	-44.10%	16,030	2008
	17.912718	17.730262	-1.02%	8,217	2007
	15.278856	17.912718	17.24%	0	2006
	14.804807	15.278856	3.20%	0	2005
	13.615971	14.804807	8.73%	0	2004
	10.000000	13.615971	36.16%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.500149	11.883344	25.09%	6,630	2009
	18.445836	9.500149	-48.50%	4,946	2008
	14.900231	18.445836	23.80%	2,583	2007
	14.302283	14.900231	4.18%	0	2006
	13.867441	14.302283	3.14%	0	2005
	13.757097	13.867441	0.80%	1,013	2004
	10.000000	13.757097	37.57%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.146594	11.452646	12.87%	719,553	2009
	10.752353	10.146594	-5.63%	697,939	2008
	10.569510	10.752353	1.73%	556,858	2007
	10.382638	10.569510	1.80%	0	2006
	10.423463	10.382638	-0.39%	0	2005
	10.234577	10.423463	1.85%	0	2004
	10.000000	10.234577	2.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.638868	19.997935	36.61%	35,119	2009
	24.798281	14.638868	-40.97%	34,460	2008
	21.998042	24.798281	12.73%	18,778	2007
	20.019919	21.998042	9.88%	191	2006
	17.352899	20.019919	15.37%	0	2005
	14.240827	17.352899	21.85%	447	2004
	10.000000	14.240827	42.41%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.636359	16.824522	23.38%	0	2009
	24.894580	13.636359	-45.22%	0	2008
	21.759941	24.894580	14.41%	0	2007
	18.900290	21.759941	15.13%	0	2006
	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004
	10.000000	14.694842	46.95%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.190244	11.337081	23.36%	9,717	2009
	16.773464	9.190244	-45.21%	8,778	2008
	14.660525	16.773464	14.41%	3,247	2007
	12.729500	14.660525	15.17%	0	2006
	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.247984	15.742579	53.62%	0	2009
	21.522738	10.247984	-52.39%	1,676	2008
	20.884511	21.522738	3.06%	1,885	2007
	18.415809	20.884511	13.41%	2,069	2006
	18.392126	18.415809	0.13%	2,272	2005
	16.528025	18.392126	11.28%	2,484	2004
	10.000000	16.528025	65.28%	2,649	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.554222	9.458957	-1.00%	0	2009
	9.859308	9.554222	-3.09%	0	2008
	10.239603	9.859308	-3.71%	0	2007
	10.000000	10.239603	2.40%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.142412	12.780751	14.70%	0	2009
	15.636875	11.142412	-28.74%	0	2008
	16.440717	15.636875	-4.89%	0	2007
	14.359300	16.440717	14.50%	0	2006
	14.202226	14.359300	1.11%	0	2005
	13.089401	14.202226	8.50%	0	2004
	10.000000	13.089401	30.89%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.144924	16.595382	26.25%	109,976	2009
	20.076917	13.144924	-34.53%	7,426	2008
	21.042514	20.076917	-4.59%	4,646	2007
	18.400805	21.042514	14.36%	0	2006
	17.305842	18.400805	6.33%	0	2005
	14.306677	17.305842	20.96%	0	2004
	10.000000	14.306677	43.07%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.555682	8.346794	27.32%	0	2009
	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.195648	15.517849	68.75%	0	2009
	19.877955	9.195648	-53.74%	0	2008
	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006
	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.319472	17.842693	33.96%	0	2009
	22.855091	13.319472	-41.72%	0	2008
	20.253335	22.855091	12.85%	0	2007
	17.059617	20.253335	18.72%	0	2006
	15.840330	17.059617	7.70%	0	2005
	13.671628	15.840330	15.86%	0	2004
	10.000000	13.671628	36.72%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.623909	12.906696	34.11%	38,894	2009
	16.517742	9.623909	-41.74%	249,461	2008
	14.638823	16.517742	12.84%	84,681	2007
	12.328820	14.638823	18.74%	0	2006
	11.451436	12.328820	7.66%	0	2005
	10.000000	11.451436	14.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.096468	14.033895	16.02%	0	2009
	11.651706	12.096468	3.82%	0	2008
	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006
	10.000000	9.733150	-2.67%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.290584	10.963109	18.00%	0	2009
	16.566609	9.290584	-43.92%	528	2008
	15.170132	16.566609	9.21%	557	2007
	14.631974	15.170132	3.68%	579	2006
	13.785215	14.631974	6.14%	595	2005
	13.262608	13.785215	3.94%	604	2004
	10.000000	13.262608	32.63%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.585546	14.692271	38.80%	1,131	2009
	20.483278	10.585546	-48.32%	1,077	2008
	18.957656	20.483278	8.05%	451	2007
	16.681086	18.957656	13.65%	0	2006
	15.616805	16.681086	6.81%	0	2005
	13.859914	15.616805	12.68%	0	2004
	10.000000	13.859914	38.60%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.785197	17.85%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.181978	14.954337	22.76%	0	2009
	14.846990	12.181978	-17.95%	0	2008
	13.773618	14.846990	7.79%	0	2007
	12.760732	13.773618	7.94%	0	2006
	12.124747	12.760732	5.25%	0	2005
	11.453904	12.124747	5.86%	0	2004
	10.000000	11.453904	14.54%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.182412	17.388066	42.73%	12,865	2009
	22.380155	12.182412	-45.57%	12,298	2008
	16.758438	22.380155	33.55%	4,463	2007
	15.710899	16.758438	6.67%	0	2006
	14.278499	15.710899	10.03%	0	2005
	12.382203	14.278499	15.31%	0	2004
	10.000000	12.382203	23.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.255508	21.452638	75.04%	8,794	2009
	26.236627	12.255508	-53.29%	8,953	2008
	20.959542	26.236627	25.18%	2,061	2007
	14.615497	20.959542	43.41%	240	2006
	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.925046	31.376752	75.04%	0	2009
	38.389251	17.925046	-53.31%	0	2008
	30.680913	38.389251	25.12%	0	2007
	21.404153	30.680913	43.34%	0	2006
	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004
	10.000000	14.303663	43.04%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.542948	12.975203	35.97%	0	2009
	15.491985	9.542948	-38.40%	0	2008
	14.276544	15.491985	8.51%	0	2007
	13.610137	14.276544	4.90%	0	2006
	13.357900	13.610137	1.89%	0	2005
	12.538735	13.357900	6.53%	0	2004
	10.000000	12.538735	25.39%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.392403	14.833232	19.70%	288,014	2009
	18.850203	12.392403	-34.26%	11,156	2008
	17.925254	18.850203	5.16%	5,022	2007
	15.216368	17.925254	17.80%	0	2006
	14.620099	15.216368	4.08%	0	2005
	13.025451	14.620099	12.24%	0	2004
	10.000000	13.025451	30.25%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.496876	10.433793	22.80%	0	2009
	12.256288	8.496876	-31.94%	0	2008
	11.731566	12.256288	4.47%	0	2007
	10.868357	11.731566	7.94%	0	2006
	10.690589	10.868357	1.66%	0	2005
	10.000000	10.690589	6.91%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.619490	9.548473	10.78%	504,518	2009
	10.185777	8.619490	-15.38%	815,244	2008
	9.946883	10.185777	2.40%	579,245	2007
	9.764882	9.946883	1.86%	0	2006
	9.846906	9.764882	-0.83%	0	2005
	9.995678	9.846906	-1.49%	0	2004
	10.000000	9.995678	-0.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.859696	10.630901	19.99%	765	2009
	14.975331	8.859696	-40.84%	630	2008
	15.243514	14.975331	-1.76%	605	2007
	14.815381	15.243514	2.89%	0	2006
	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004
	10.000000	13.467966	34.68%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.755869	12.533280	28.47%	0	2009
	16.481860	9.755869	-40.81%	0	2008
	15.670271	16.481860	5.18%	288,365	2007
	14.098104	15.670271	11.15%	0	2006
	13.496185	14.098104	4.46%	0	2005
	12.188212	13.496185	10.73%	0	2004
	10.000000	12.188212	21.88%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.246822	12.47%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.362426	23.62%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.405025	8.933259	20.64%	2,489,832	2009
	10.787854	7.405025	-31.36%	2,505,391	2008
	10.398894	10.787854	3.74%	605,903	2007
	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.205400	10.091602	9.63%	2,196,345	2009
	10.448842	9.205400	-11.90%	2,374,278	2008
	10.381087	10.448842	0.65%	701,012	2007
	10.000000	10.381087	3.81%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.160160	9.910942	38.42%	25,561	2009
	11.937617	7.160160	-40.02%	25,551	2008
	10.679747	11.937617	11.78%	13,598	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.088358	8.259444	35.66%	75,193	2009
	11.165468	6.088358	-45.47%	70,930	2008
	10.209164	11.165468	9.37%	35,594	2007
	10.000000	10.209164	2.09%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.898318	7.535100	27.75%	3,045,686	2009
	9.742939	5.898318	-39.46%	3,006,980	2008
	10.000000	9.742939	-2.57%	678,737	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.792993	13.976215	42.72%	0	2009
	13.912672	9.792993	-29.61%	0	2008
	13.802009	13.912672	0.80%	0	2007
	12.765207	13.802009	8.12%	0	2006
	12.754602	12.765207	0.08%	0	2005
	11.851518	12.754602	7.62%	0	2004
	10.000000	11.851518	18.52%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.955693	11.360424	42.80%	1,187	2009
	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.424728	6.864350	26.54%	3,172	2009
	10.000000	5.424728	-45.75%	2,609	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.214910	32.15%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.076314	7.590196	49.52%	2,014	2009
	10.000000	5.076314	-49.24%	2,038	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.083121	7.805641	28.32%	613,034	2009
	10.000000	6.083121	-39.17%	646,536	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.316145	7.976604	26.29%	0	2009
	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.868519	9.216039	17.13%	929,277	2009
	10.000000	7.868519	-21.31%	939,880	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.150952	8.679150	21.37%	126,527	2009
	10.000000	7.150952	-28.49%	126,546	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.011472	9.955686	10.48%	103,514	2009
	10.000000	9.011472	-9.89%	104,571	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.506482	8.948011	19.20%	3,682	2009
	10.000000	7.506482	-24.94%	3,686	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.790204	8.401560	23.73%	0	2009
	10.000000	6.790204	-32.10%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.246084	9.485717	15.03%	112,670	2009
	10.000000	8.246084	-17.54%	98,147	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.773762	10.374687	6.15%	530,223	2009
	10.000000	9.773762	-2.26%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.779546	11.130830	13.82%	3,391	2009
	10.000000	9.779546	-2.20%	3,573	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.641159	31.311970	59.42%	0	2009
	47.764617	19.641159	-58.88%	0	2008
	33.658481	47.764617	41.91%	0	2007
	25.258281	33.658481	33.26%	0	2006
	19.525024	25.258281	29.36%	0	2005
	16.584878	19.525024	17.73%	0	2004
	10.000000	16.584878	65.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.824161	18.850081	59.42%	0	2009
	28.709434	11.824161	-58.81%	0	2008
	20.194833	28.709434	42.16%	0	2007
	15.128016	20.194833	33.49%	0	2006
	11.680295	15.128016	29.52%	0	2005
	10.000000	11.680295	16.80%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.350338	11.393262	0.38%	616,713	2009
	10.779417	11.350338	5.30%	707,509	2008
	10.292093	10.779417	4.73%	546,612	2007
	10.187930	10.292093	1.02%	0	2006
	10.092398	10.187930	0.95%	0	2005
	9.998525	10.092398	0.94%	0	2004
	10.000000	9.998525	-0.01%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.422245	8.073743	25.72%	1,102	2009
	11.545296	6.422245	-44.37%	1,080	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.721990	14.575520	24.34%	33,483	2009
	18.988244	11.721990	-38.27%	34,556	2008
	18.335248	18.988244	3.56%	35,054	2007
	16.048897	18.335248	14.25%	4,359	2006
	15.210756	16.048897	5.51%	4,360	2005
	13.646654	15.210756	11.46%	3,708	2004
	10.000000	13.646654	36.47%	1,562	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.464785	14.65%	2,918	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.020578	20.21%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.829416	11.547439	6.63%	24,914	2009
	11.788746	10.829416	-8.14%	25,062	2008
	11.445670	11.788746	3.00%	0	2007
	11.028581	11.445670	3.78%	0	2006
	10.920596	11.028581	0.99%	0	2005
	10.675292	10.920596	2.30%	0	2004
	10.000000	10.675292	6.75%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.305038	13.165290	16.46%	1,478,974	2009
	15.058439	11.305038	-24.93%	1,554,487	2008
	14.581696	15.058439	3.27%	879,518	2007
	13.395569	14.581696	8.85%	71,512	2006
	13.007846	13.395569	2.98%	80,169	2005
	12.148707	13.007846	7.07%	45,576	2004
	10.000000	12.148707	21.49%	1,650	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.597705	14.102070	21.59%	90,919	2009
	17.293799	11.597705	-32.94%	134,977	2008
	16.668854	17.293799	3.75%	101,574	2007
	14.886787	16.668854	11.97%	33,021	2006
	14.222590	14.886787	4.67%	33,383	2005
	12.980195	14.222590	9.57%	19,549	2004
	10.000000	12.980195	29.80%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.094772	12.424366	11.98%	1,601,430	2009
	13.360214	11.094772	-16.96%	1,709,339	2008
	12.912800	13.360214	3.46%	962,903	2007
	12.183035	12.912800	5.99%	9,384	2006
	11.927596	12.183035	2.14%	17,045	2005
	11.386917	11.927596	4.75%	17,182	2004
	10.000000	11.386917	13.87%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.374975	16.542694	33.68%	3,885	2009
	19.926196	12.374975	-37.90%	3,678	2008
	18.954496	19.926196	5.13%	2,191	2007
	17.644672	18.954496	7.42%	0	2006
	16.101426	17.644672	9.58%	0	2005
	14.232843	16.101426	13.13%	0	2004
	10.000000	14.232843	42.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.168821	9.944195	-2.21%	300,001	2009
	10.193541	10.168821	-0.24%	241,512	2008
	9.952481	10.193541	2.42%	278,437	2007
	9.739697	9.952481	2.18%	0	2006
	9.704345	9.739697	0.36%	0	2005
	9.847816	9.704345	-1.46%	0	2004
	10.000000	9.847816	-1.52%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.562503	11.626353	21.58%	43,965	2009
	11.827858	9.562503	-19.15%	46,960	2008
	11.566627	11.827858	2.26%	31,467	2007
	11.286066	11.566627	2.49%	0	2006
	11.298800	11.286066	-0.11%	0	2005
	10.849921	11.298800	4.14%	0	2004
	10.000000	10.849921	8.50%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.031868	8.025138	33.05%	463,079	2009
	10.000000	6.031868	-39.68%	403,344	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.028378	13.961266	26.59%	0	2009
	21.081183	11.028378	-47.69%	0	2008
	21.000395	21.081183	0.38%	0	2007
	17.550599	21.000395	19.66%	0	2006
	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004
	10.000000	13.691710	36.92%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.842591	9.926964	26.58%	19,324	2009
	14.983816	7.842591	-47.66%	189,093	2008
	14.927872	14.983816	0.37%	133,741	2007
	12.475221	14.927872	19.66%	0	2006
	11.414522	12.475221	9.29%	0	2005
	10.000000	11.414522	14.15%	650	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.264498	7.920966	26.44%	235,455	2009
	10.000000	6.264498	-37.36%	272	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.252676	7.787385	24.54%	3,767	2009
	10.000000	6.252676	-37.47%	2,093	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.175408	7.648661	23.86%	258,402	2009
	10.000000	6.175408	-38.25%	218,568	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.655774	8.488366	27.53%	226,548	2009
	10.000000	6.655774	-33.44%	348,831	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	8.965269	11.146051	24.32%	4,029	2009
	17.155884	8.965269	-47.74%	3,438	2008
	16.030021	17.155884	7.02%	2,783	2007
	15.922746	16.030021	0.67%	0	2006
	15.118582	15.922746	5.32%	0	2005
	13.666814	15.118582	10.62%	0	2004
	10.000000	13.666814	36.67%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.118248	16.139114	23.03%	482	2009
	19.824037	13.118248	-33.83%	421	2008
	21.863580	19.824037	-9.33%	0	2007
	19.099944	21.863580	14.47%	0	2006
	19.009541	19.099944	0.48%	0	2005
	16.621856	19.009541	14.36%	200	2004
	10.000000	16.621856	66.22%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.142994	15.956493	31.40%	3,139	2009
	20.152532	12.142994	-39.74%	10,319	2008
	20.235659	20.152532	-0.41%	3,270	2007
	18.523315	20.235659	9.24%	0	2006
	16.917200	18.523315	9.49%	0	2005
	14.569685	16.917200	16.11%	225	2004
	10.000000	14.569685	45.70%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.756608	11.974411	22.73%	318,507	2009
	17.095259	9.756608	-42.93%	409,538	2008
	16.211278	17.095259	5.45%	219,286	2007
	14.623648	16.211278	10.86%	0	2006
	13.975414	14.623648	4.64%	0	2005
	13.052629	13.975414	7.07%	0	2004
	10.000000	13.052629	30.53%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.548014	7.077893	27.58%	0	2009
	10.000000	5.548014	-44.52%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.793605	10.253900	4.70%	95,175	2009
	10.000000	9.793605	-2.06%	15,315	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.841565	28.42%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.838018	28.38%	283,863	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.392120	13.029918	25.38%	11,080	2009
	16.934889	10.392120	-38.63%	12,903	2008
	17.790645	16.934889	-4.81%	116,967	2007
	15.748527	17.790645	12.97%	0	2006
	15.497598	15.748527	1.62%	0	2005
	13.540723	15.497598	14.45%	0	2004
	10.000000	13.540723	35.41%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.014843	12.702753	40.91%	1,893	2009
	16.973093	9.014843	-46.89%	3,807	2008
	15.252099	16.973093	11.28%	3,545	2007
	14.489237	15.252099	5.27%	2,441	2006
	14.134491	14.489237	2.51%	2,680	2005
	13.562508	14.134491	4.22%	3,425	2004
	10.000000	13.562508	35.63%	3,125	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.869191	12.083757	36.24%	0	2009
	15.210864	8.869191	-41.69%	0	2008
	14.673899	15.210864	3.66%	0	2007
	12.786011	14.673899	14.77%	0	2006
	11.468391	12.786011	11.49%	0	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.517915	18.413930	36.22%	0	2009
	23.177337	13.517915	-41.68%	0	2008
	22.354371	23.177337	3.68%	0	2007
	19.484250	22.354371	14.73%	0	2006
	17.474413	19.484250	11.50%	0	2005
	15.037620	17.474413	16.20%	0	2004
	10.000000	15.037620	50.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.984921	2.452830	23.57%	0	2009
	9.503199	1.984921	-79.11%	0	2008
	10.000000	9.503199	-4.97%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.771844	3.412611	23.12%	0	2009
	13.235262	2.771844	-79.06%	0	2008
	13.605388	13.235262	-2.72%	0	2007
	12.742044	13.605388	6.78%	0	2006
	12.778313	12.742044	-0.28%	0	2005
	12.022598	12.778313	6.29%	0	2004
	10.000000	12.022598	20.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.841516	12.313104	25.11%	267,720	2009
	16.405148	9.841516	-40.01%	386,032	2008
	16.115779	16.405148	1.80%	227,538	2007
	14.365531	16.115779	12.18%	0	2006
	13.897389	14.365531	3.37%	0	2005
	13.025936	13.897389	6.69%	0	2004
	10.000000	13.025936	30.26%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.279250	16.429893	33.80%	2,946	2009
	20.263408	12.279250	-39.40%	76,096	2008
	21.025158	20.263408	-3.62%	44,344	2007
	18.758181	21.025158	12.09%	201	2006
	17.489490	18.758181	7.25%	0	2005
	15.012537	17.489490	16.50%	0	2004
	10.000000	15.012537	50.13%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.800810	8.01%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.879769	8.80%	161,945	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.525513	10.818124	26.89%	0	2009
	14.227984	8.525513	-40.08%	1,116	2008
	15.492983	14.227984	-8.16%	1,178	2007
	13.673036	15.492983	13.31%	1,224	2006
	13.291895	13.673036	2.87%	1,259	2005
	12.237939	13.291895	8.61%	1,276	2004
	10.000000	12.237939	22.38%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.377179	13.860665	21.83%	0	2009
	20.767014	11.377179	-45.22%	0	2008
	19.607144	20.767014	5.92%	0	2007
	15.704009	19.607144	24.85%	0	2006
	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004
	10.000000	12.605837	26.06%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.102986	12.981831	60.21%	0	2009
	13.165195	8.102986	-38.45%	0	2008
	12.765218	13.165195	3.13%	0	2007
	12.385068	12.765218	3.07%	0	2006
	11.986914	12.385068	3.32%	0	2005
	11.675220	11.986914	2.67%	0	2004
	10.000000	11.675220	16.75%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.341405	10.175356	38.60%	4,934	2009
	13.096589	7.341405	-43.94%	195,207	2008
	11.911970	13.096589	9.94%	74,229	2007
	11.145643	11.911970	6.88%	0	2006
	10.000000	11.145643	11.46%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.623694	9.333883	22.43%	61,261	2009
	12.237592	7.623694	-37.70%	54,112	2008
	12.152637	12.237592	0.70%	34,253	2007
	10.477665	12.152637	15.99%	0	2006
	10.000000	10.477665	4.78%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.477206	10.133021	6.92%	3,563	2009
	10.827458	9.477206	-12.47%	548,927	2008
	10.528615	10.827458	2.84%	402,721	2007
	10.399944	10.528615	1.24%	0	2006
	10.235988	10.399944	1.60%	0	2005
	10.061769	10.235988	1.73%	0	2004
	10.000000	10.061769	0.62%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.789680	17.538657	27.19%	0	2009
	16.592799	13.789680	-16.89%	0	2008
	15.956447	16.592799	3.99%	0	2007
	14.731199	15.956447	8.32%	0	2006
	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004
	10.000000	12.488971	24.98%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.395302	11.669198	24.20%	0	2009
	15.469978	9.395302	-39.27%	0	2008
	14.395339	15.469978	7.47%	0	2007
	12.953556	14.395339	11.13%	0	2006
	12.185075	12.953556	6.31%	0	2005
	11.366799	12.185075	7.20%	0	2004
	10.000000	11.366799	13.67%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.360354	9.435260	12.86%	0	2009
	12.065984	8.360354	-30.71%	0	2008
	11.473704	12.065984	5.16%	0	2007
	10.466466	11.473704	9.62%	0	2006
	10.198082	10.466466	2.63%	0	2005
	10.000000	10.198082	1.98%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.524437	9.144162	40.15%	0	2009
	10.941014	6.524437	-40.37%	0	2008
	10.402379	10.941014	5.18%	0	2007
	10.397090	10.402379	0.05%	0	2006
	10.062097	10.397090	3.33%	0	2005
	10.000000	10.062097	0.62%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.453326	12.613155	49.21%	0	2009
	14.764178	8.453326	-42.74%	0	2008
	13.272812	14.764178	11.24%	0	2007
	11.060800	13.272812	20.00%	0	2006
	10.649811	11.060800	3.86%	0	2005
	10.000000	10.649811	6.50%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.538065	11.536487	9.47%	0	2009
	10.528914	10.538065	0.09%	0	2008
	10.144527	10.528914	3.79%	0	2007
	9.995901	10.144527	1.49%	0	2006
	10.034942	9.995901	-0.39%	0	2005
	10.000000	10.034942	0.35%	0	2004*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.228659	12.026920	17.58%	0	2009
	17.654334	10.228659	-42.06%	0	2008
	17.234567	17.654334	2.44%	0	2007
	15.078192	17.234567	14.30%	0	2006
	14.754015	15.078192	2.20%	0	2005
	13.577608	14.754015	8.66%	0	2004
	10.000000	13.577608	35.78%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.356226	17.221653	39.38%	0	2009
	19.684436	12.356226	-37.23%	0	2008
	19.847239	19.684436	-0.82%	0	2007
	17.787053	19.847239	11.58%	0	2006
	17.072377	17.787053	4.19%	0	2005
	14.674992	17.072377	16.34%	0	2004
	10.000000	14.674992	46.75%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.804542	11.634318	7.68%	0	2009
	11.237420	10.804542	-3.85%	0	2008
	10.505971	11.237420	6.96%	0	2007
	10.584599	10.505971	-0.74%	0	2006
	10.666402	10.584599	-0.77%	0	2005
	10.317953	10.666402	3.38%	0	2004
	10.000000	10.317953	3.18%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.621401	12.221479	15.06%	0	2009
	16.656567	10.621401	-36.23%	0	2008
	17.125135	16.656567	-2.74%	0	2007
	15.004311	17.125135	14.13%	0	2006
	14.692774	15.004311	2.12%	0	2005
	13.358781	14.692774	9.99%	0	2004
	10.000000	13.358781	33.59%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.194334	11.659979	26.82%	0	2009
	12.466537	9.194334	-26.25%	0	2008
	13.078908	12.466537	-4.68%	0	2007
	11.133943	13.078908	17.47%	0	2006
	10.000000	11.133943	11.34%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.796422	13.798144	16.97%	270	2009
	16.496148	11.796422	-28.49%	284	2008
	17.833512	16.496148	-7.50%	401	2007
	15.407286	17.833512	15.75%	496	2006
	15.038867	15.407286	2.45%	517	2005
	13.481870	15.038867	11.55%	248	2004
	10.000000	13.481870	34.82%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.990240	19.90%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.201674	16.125877	22.15%	0	2009
	19.559767	13.201674	-32.51%	0	2008
	20.154878	19.559767	-2.95%	0	2007
	18.029765	20.154878	11.79%	0	2006
	17.208156	18.029765	4.77%	0	2005
	14.450589	17.208156	19.08%	0	2004
	10.000000	14.450589	44.51%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.266291	12.642499	23.15%	332	2009
	16.765403	10.266291	-38.77%	332	2008
	16.346335	16.765403	2.56%	332	2007
	14.521814	16.346335	12.56%	332	2006
	14.231683	14.521814	2.04%	332	2005
	13.200110	14.231683	7.81%	0	2004
	10.000000	13.200110	32.00%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.657988	12.727560	19.42%	367	2009
	15.522995	10.657988	-31.34%	367	2008
	14.871448	15.522995	4.38%	367	2007
	13.097671	14.871448	13.54%	367	2006
	12.874963	13.097671	1.73%	367	2005
	12.574887	12.874963	2.39%	0	2004
	10.000000	12.574887	25.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.156780	10.022295	22.87%	0	2009
	13.417089	8.156780	-39.21%	0	2008
	15.481086	13.417089	-13.33%	0	2007
	15.305702	15.481086	1.15%	0	2006
	14.840344	15.305702	3.14%	0	2005
	13.678782	14.840344	8.49%	0	2004
	10.000000	13.678782	36.79%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.136185	12.323344	10.66%	0	2009
	16.206899	11.136185	-31.29%	0	2008
	15.131593	16.206899	7.11%	0	2007
	13.375795	15.131593	13.13%	0	2006
	13.461571	13.375795	-0.64%	0	2005
	12.863838	13.461571	4.65%	0	2004
	10.000000	12.863838	28.64%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.543325	11.203228	17.39%	0	2009
	10.566036	9.543325	-9.68%	0	2008
	10.287329	10.566036	2.71%	0	2007
	10.131702	10.287329	1.54%	0	2006
	10.268223	10.131702	-1.33%	0	2005
	10.172250	10.268223	0.94%	0	2004
	10.000000	10.172250	1.72%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.813630	10.673684	21.10%	0	2009
	12.055503	8.813630	-26.89%	0	2008
	11.382194	12.055503	5.92%	0	2007
	10.630924	11.382194	7.07%	0	2006
	10.000000	10.630924	6.31%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.417740	10.571990	25.59%	0	2009
	12.821849	8.417740	-34.35%	0	2008
	11.935664	12.821849	7.42%	0	2007
	10.935802	11.935664	9.14%	0	2006
	10.000000	10.935802	9.36%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.058275	10.327628	28.16%	0	2009
	13.340761	8.058275	-39.60%	0	2008
	12.294282	13.340761	8.51%	0	2007
	11.142720	12.294282	10.33%	0	2006
	10.000000	11.142720	11.43%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.887115	15.732887	32.35%	2,652	2009
	21.231594	11.887115	-44.01%	3,681	2008
	18.528130	21.231594	14.59%	4,000	2007
	17.017632	18.528130	8.88%	9,142	2006
	14.931325	17.017632	13.97%	1,349	2005
	13.270967	14.931325	12.51%	5,757	2004
	10.000000	13.270967	32.71%	320	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.609469	13.854785	44.18%	0	2009
	21.573326	9.609469	-55.46%	0	2008
	15.163091	21.573326	42.28%	0	2007
	13.307881	15.163091	13.94%	0	2006
	10.000000	13.307881	33.08%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.881046	12.538662	26.90%	678	2009
	17.686113	9.881046	-44.13%	2,031	2008
	17.877300	17.686113	-1.07%	1,336	2007
	15.256422	17.877300	17.18%	1,353	2006
	14.790610	15.256422	3.15%	1,364	2005
	13.609869	14.790610	8.68%	4,004	2004
	10.000000	13.609869	36.10%	967	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.471628	11.841618	25.02%	342	2009
	18.399897	9.471628	-48.52%	435	2008
	14.870760	18.399897	23.73%	474	2007
	14.281288	14.870760	4.13%	490	2006
	13.854142	14.281288	3.08%	500	2005
	13.750936	13.854142	0.75%	500	2004
	10.000000	13.750936	37.51%	456	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.116151	11.412454	12.81%	1,773	2009
	10.725576	10.116151	-5.68%	1,642	2008
	10.548602	10.725576	1.68%	2,088	2007
	10.367395	10.548602	1.75%	1,284	2006
	10.413473	10.367395	-0.44%	1,290	2005
	10.229990	10.413473	1.79%	261	2004
	10.000000	10.229990	2.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.594916	19.927699	36.54%	243	2009
	24.736512	14.594916	-41.00%	844	2008
	21.954539	24.736512	12.67%	1,716	2007
	19.990528	21.954539	9.82%	1,210	2006
	17.336262	19.990528	15.31%	1,210	2005
	14.234449	17.336262	21.79%	967	2004
	10.000000	14.234449	42.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.595396	16.765403	23.32%	0	2009
	24.832533	13.595396	-45.25%	0	2008
	21.716874	24.832533	14.35%	0	2007
	18.872516	21.716874	15.07%	0	2006
	16.261101	18.872516	16.06%	0	2005
	14.688244	16.261101	10.71%	0	2004
	10.000000	14.688244	46.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.168371	11.304309	23.30%	0	2009
	16.742107	9.168371	-45.24%	0	2008
	14.640636	16.742107	14.35%	0	2007
	12.718704	14.640636	15.11%	0	2006
	10.962580	12.718704	16.02%	0	2005
	10.000000	10.962580	9.63%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.217220	15.687288	53.54%	0	2009
	21.469174	10.217220	-52.41%	0	2008
	20.843249	21.469174	3.00%	0	2007
	18.388802	20.843249	13.35%	0	2006
	18.374502	18.388802	0.08%	0	2005
	16.520633	18.374502	11.22%	0	2004
	10.000000	16.520633	65.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.693418	10.192119	32.48%	0	2009
	11.194646	7.693418	-31.28%	0	2008
	11.044680	11.194646	1.36%	0	2007
	10.000000	11.044680	10.45%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.108969	12.735864	14.64%	338	2009
	15.597923	11.108969	-28.78%	353	2008
	16.408204	15.597923	-4.94%	476	2007
	14.338212	16.408204	14.44%	1,336	2006
	14.188607	14.338212	1.05%	1,359	2005
	13.083537	14.188607	8.45%	5,603	2004
	10.000000	13.083537	30.84%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.105461	16.537081	26.18%	410	2009
	20.026926	13.105461	-34.56%	0	2008
	21.000927	20.026926	-4.64%	0	2007
	18.373806	21.000927	14.30%	0	2006
	17.289265	18.373806	6.27%	0	2005
	14.300269	17.289265	20.90%	0	2004
	10.000000	14.300269	43.00%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.553439	8.339673	27.26%	0	2009
	10.000000	6.553439	-34.47%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.178418	15.480849	68.67%	0	2009
	19.850900	9.178418	-53.76%	0	2008
	15.789451	19.850900	25.72%	0	2007
	12.608573	15.789451	25.23%	0	2006
	10.000000	12.608573	26.09%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.279480	17.780013	33.89%	0	2009
	22.798165	13.279480	-41.75%	0	2008
	20.213295	22.798165	12.79%	0	2007
	17.034584	20.213295	18.66%	0	2006
	15.825148	17.034584	7.64%	0	2005
	13.665513	15.825148	15.80%	0	2004
	10.000000	13.665513	36.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.600976	12.869360	34.04%	0	2009
	16.486849	9.600976	-41.77%	1,162	2008
	14.618971	16.486849	12.78%	895	2007
	12.318381	14.618971	18.68%	510	2006
	11.447566	12.318381	7.61%	627	2005
	10.000000	11.447566	14.48%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.073830	14.000466	15.96%	0	2009
	11.635851	12.073830	3.76%	0	2008
	10.727678	11.635851	8.47%	0	2007
	9.729853	10.727678	10.26%	0	2006
	10.000000	9.729853	-2.70%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.262697	10.924616	17.94%	0	2009
	16.525352	9.262697	-43.95%	0	2008
	15.140132	16.525352	9.15%	0	2007
	14.610497	15.140132	3.63%	0	2006
	13.772007	14.610497	6.09%	0	2005
	13.256686	13.772007	3.89%	0	2004
	10.000000	13.256686	32.57%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.553738	14.640628	38.72%	250	2009
	20.432222	10.553738	-48.35%	250	2008
	18.920139	20.432222	7.99%	250	2007
	16.656569	18.920139	13.59%	250	2006
	15.601818	16.656569	6.76%	250	2005
	13.853695	15.601818	12.62%	1,463	2004
	10.000000	13.853695	38.54%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.781172	17.81%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.145432	14.901852	22.70%	0	2009
	14.810019	12.145432	-17.99%	0	2008
	13.746388	14.810019	7.74%	0	2007
	12.742004	13.746388	7.88%	0	2006
	12.113119	12.742004	5.19%	0	2005
	11.448775	12.113119	5.80%	0	2004
	10.000000	11.448775	14.49%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.145867	17.327037	42.66%	0	2009
	22.324473	12.145867	-45.59%	0	2008
	16.725332	22.324473	33.48%	0	2007
	15.687863	16.725332	6.61%	0	2006
	14.264830	15.687863	9.98%	0	2005
	12.376674	14.264830	15.26%	0	2004
	10.000000	12.376674	23.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.226299	21.390556	74.96%	301	2009
	26.187552	12.226299	-53.31%	349	2008
	20.931098	26.187552	25.11%	162	2007
	14.603102	20.931098	43.33%	136	2006
	11.320948	14.603102	28.99%	0	2005
	10.000000	11.320948	13.21%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.871206	31.266522	74.95%	0	2009
	38.293639	17.871206	-53.33%	0	2008
	30.620244	38.293639	25.06%	0	2007
	21.372724	30.620244	43.27%	0	2006
	16.578769	21.372724	28.92%	0	2005
	14.297256	16.578769	15.96%	0	2004
	10.000000	14.297256	42.97%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.514304	12.929647	35.90%	0	2009
	15.453408	9.514304	-38.43%	0	2008
	14.248328	15.453408	8.46%	0	2007
	13.590161	14.248328	4.84%	0	2006
	13.345092	13.590161	1.84%	0	2005
	12.533128	13.345092	6.48%	0	2004
	10.000000	12.533128	25.33%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.355204	14.781145	19.63%	1,151	2009
	18.803264	12.355204	-34.29%	318	2008
	17.889816	18.803264	5.11%	318	2007
	15.194031	17.889816	17.74%	318	2006
	14.606086	15.194031	4.03%	318	2005
	13.019620	14.606086	12.19%	0	2004
	10.000000	13.019620	30.20%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.476806	10.403815	22.73%	0	2009
	12.233602	8.476806	-31.97%	0	2008
	11.715882	12.233602	4.42%	0	2007
	10.859367	11.715882	7.89%	0	2006
	10.687191	10.859367	1.61%	0	2005
	10.000000	10.687191	6.87%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.593607	9.514932	10.72%	244	2009
	10.160396	8.593607	-15.42%	815	2008
	9.927203	10.160396	2.35%	1,081	2007
	9.750532	9.927203	1.81%	481	2006
	9.837446	9.750532	-0.88%	0	2005
	9.991187	9.837446	-1.54%	0	2004
	10.000000	9.991187	-0.09%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.833096	10.593558	19.93%	0	2009
	14.938033	8.833096	-40.87%	0	2008
	15.213377	14.938033	-1.81%	0	2007
	14.793639	15.213377	2.84%	0	2006
	14.714497	14.793639	0.54%	0	2005
	13.461934	14.714497	9.30%	0	2004
	10.000000	13.461934	34.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.727621	12.490608	28.40%	7,951	2009
	16.442567	9.727621	-40.84%	7,951	2008
	15.640952	16.442567	5.13%	9,615	2007
	14.078903	15.640952	11.09%	5,735	2006
	13.484673	14.078903	4.41%	1,054	2005
	12.184056	13.484673	10.67%	0	2004
	10.000000	12.184056	21.84%	0	2003*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.242980	12.43%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.358219	23.58%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.394927	8.916511	20.58%	757	2009
	10.778659	7.394927	-31.39%	0	2008
	10.395373	10.778659	3.69%	0	2007
	10.000000	10.395373	3.95%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.192839	10.072682	9.57%	648	2009
	10.439925	9.192839	-11.95%	0	2008
	10.377569	10.439925	0.60%	0	2007
	10.000000	10.377569	3.78%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.150385	9.892359	38.35%	0	2009
	11.927430	7.150385	-40.05%	0	2008
	10.676121	11.927430	11.72%	0	2007
	10.000000	10.676121	6.76%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.080041	8.243944	35.59%	0	2009
	11.155936	6.080041	-45.50%	226	2008
	10.205698	11.155936	9.31%	210	2007
	10.000000	10.205698	2.06%	223	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.893277	7.524809	27.68%	931	2009
	9.739606	5.893277	-39.49%	0	2008
	10.000000	9.739606	-2.60%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.763592	13.927132	42.64%	0	2009
	13.878013	9.763592	-29.65%	0	2008
	13.774706	13.878013	0.75%	0	2007
	12.746458	13.774706	8.07%	0	2006
	12.742365	12.746458	0.03%	0	2005
	11.846198	12.742365	7.57%	0	2004
	10.000000	11.846198	18.46%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.940779	11.333336	42.72%	0	2009
	11.304100	7.940779	-29.75%	0	2008
	11.216305	11.304100	0.78%	0	2007
	10.379470	11.216305	8.06%	0	2006
	10.000000	10.379470	3.79%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.422874	6.858499	26.47%	0	2009
	10.000000	5.422874	-45.77%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.210402	32.10%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.074574	7.583732	49.45%	0	2009
	10.000000	5.074574	-49.25%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.081035	7.798987	28.25%	1,822	2009
	10.000000	6.081035	-39.19%	2,070	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.313982	7.969799	26.22%	0	2009
	10.000000	6.313982	-36.86%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.865828	9.208171	17.07%	0	2009
	10.000000	7.865828	-21.34%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.148507	8.671740	21.31%	0	2009
	10.000000	7.148507	-28.51%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.008401	9.947199	10.42%	0	2009
	10.000000	9.008401	-9.92%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.503919	8.940378	19.14%	0	2009
	10.000000	7.503919	-24.96%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.787876	8.394383	23.67%	0	2009
	10.000000	6.787876	-32.12%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.243260	9.477613	14.97%	0	2009
	10.000000	8.243260	-17.57%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.770424	10.365838	6.09%	483	2009
	10.000000	9.770424	-2.30%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.776210	11.121340	13.76%	0	2009
	10.000000	9.776210	-2.24%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.582226	31.202039	59.34%	0	2009
	47.645783	19.582226	-58.90%	0	2008
	33.591997	47.645783	41.84%	0	2007
	25.221251	33.591997	33.19%	0	2006
	19.506334	25.221251	29.30%	0	2005
	16.577470	19.506334	17.67%	0	2004
	10.000000	16.577470	65.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.795989	18.795548	59.34%	0	2009
	28.655761	11.795989	-58.84%	0	2008
	20.167432	28.655761	42.09%	0	2007
	15.115197	20.167432	33.42%	0	2006
	11.676345	15.115197	29.45%	0	2005
	10.000000	11.676345	16.76%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.316250	11.353241	0.33%	1,222	2009
	10.752526	11.316250	5.24%	1,449	2008
	10.271709	10.752526	4.68%	1,476	2007
	10.172939	10.271709	0.97%	903	2006
	10.082699	10.172939	0.89%	906	2005
	9.994036	10.082699	0.89%	269	2004
	10.000000	9.994036	-0.06%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.413474	8.058595	25.65%	0	2009
	11.535449	6.413474	-44.40%	0	2008
	10.794987	11.535449	6.86%	0	2007
	10.000000	10.794987	7.95%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.686794	14.524317	24.28%	9,139	2009
	18.940954	11.686794	-38.30%	10,742	2008
	18.299007	18.940954	3.51%	20,231	2007
	16.025349	18.299007	14.19%	33,947	2006
	15.196187	16.025349	5.46%	33,950	2005
	13.640553	15.196187	11.40%	11,663	2004
	10.000000	13.640553	36.41%	7,291	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.460873	14.61%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.016478	20.16%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.796914	11.506906	6.58%	0	2009
	11.759376	10.796914	-8.18%	0	2008
	11.423014	11.759376	2.94%	0	2007
	11.012370	11.423014	3.73%	0	2006
	10.910111	11.012370	0.94%	0	2005
	10.670507	10.910111	2.25%	0	2004
	10.000000	10.670507	6.71%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.271078	13.119027	16.40%	25,765	2009
	15.020895	11.271078	-24.96%	37,716	2008
	14.552819	15.020895	3.22%	41,816	2007
	13.375868	14.552819	8.80%	50,241	2006
	12.995346	13.375868	2.93%	51,666	2005
	12.143248	12.995346	7.02%	29,387	2004
	10.000000	12.143248	21.43%	10,466	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.562898	14.052561	21.53%	61,772	2009
	17.250735	11.562898	-32.97%	74,766	2008
	16.635903	17.250735	3.70%	87,075	2007
	14.864940	16.635903	11.91%	92,976	2006
	14.208967	14.864940	4.62%	71,603	2005
	12.974386	14.208967	9.52%	27,347	2004
	10.000000	12.974386	29.74%	10,397	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.061455	12.380722	11.93%	19,161	2009
	13.326911	11.061455	-17.00%	0	2008
	12.887234	13.326911	3.41%	0	2007
	12.165117	12.887234	5.94%	0	2006
	11.916137	12.165117	2.09%	10,226	2005
	11.381802	11.916137	4.69%	0	2004
	10.000000	11.381802	13.82%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.337819	16.484590	33.61%	275	2009
	19.876563	12.337819	-37.93%	526	2008
	18.917010	19.876563	5.07%	526	2007
	17.618761	18.917010	7.37%	526	2006
	16.085989	17.618761	9.53%	526	2005
	14.226488	16.085989	13.07%	251	2004
	10.000000	14.226488	42.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.138094	9.909073	-2.26%	15,887	2009
	10.167942	10.138094	-0.29%	13,222	2008
	9.932596	10.167942	2.37%	13,259	2007
	9.725197	9.932596	2.13%	31	2006
	9.694844	9.725197	0.31%	139	2005
	9.843208	9.694844	-1.51%	0	2004
	10.000000	9.843208	-1.57%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.533781	11.585507	21.52%	0	2009
	11.798369	9.533781	-19.19%	14	2008
	11.543724	11.798369	2.21%	128	2007
	11.269480	11.543724	2.43%	220	2006
	11.287951	11.269480	-0.16%	242	2005
	10.845052	11.287951	4.08%	242	2004
	10.000000	10.845052	8.45%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.029803	8.018277	32.98%	1,794	2009
	10.000000	6.029803	-39.70%	1,982	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.996427	13.913691	26.53%	0	2009
	21.030912	10.996427	-47.71%	0	2008
	20.961096	21.030912	0.33%	0	2007
	17.526693	20.961096	19.60%	0	2006
	16.046770	17.526693	9.22%	0	2005
	13.687034	16.046770	17.24%	0	2004
	10.000000	13.687034	36.87%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.823905	9.898230	26.51%	0	2009
	14.955775	7.823905	-47.69%	613	2008
	14.907610	14.955775	0.32%	962	2007
	12.464647	14.907610	19.60%	504	2006
	11.410668	12.464647	9.24%	631	2005
	10.000000	11.410668	14.11%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.262350	7.914192	26.38%	2,616	2009
	10.000000	6.262350	-37.38%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.250529	7.780740	24.48%	395	2009
	10.000000	6.250529	-37.49%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.173291	7.642125	23.79%	1,493	2009
	10.000000	6.173291	-38.27%	658	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.653502	8.481138	27.47%	1,125	2009
	10.000000	6.653502	-33.46%	1,455	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	8.938350	11.106900	24.26%	0	2009
	17.113159	8.938350	-47.77%	0	2008
	15.998343	17.113159	6.97%	0	2007
	15.899389	15.998343	0.62%	0	2006
	15.104108	15.899389	5.27%	0	2005
	13.660706	15.104108	10.57%	0	2004
	10.000000	13.660706	36.61%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.078860	16.082411	22.96%	0	2009
	19.774663	13.078860	-33.86%	9	2008
	21.820354	19.774663	-9.38%	78	2007
	19.071913	21.820354	14.41%	135	2006
	18.991325	19.071913	0.42%	148	2005
	16.614418	18.991325	14.31%	148	2004
	10.000000	16.614418	66.14%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.106536	15.900436	31.34%	0	2009
	20.102337	12.106536	-39.78%	106	2008
	20.195647	20.102337	-0.46%	106	2007
	18.496109	20.195647	9.19%	132	2006
	16.900974	18.496109	9.44%	125	2005
	14.563156	16.900974	16.05%	0	2004
	10.000000	14.563156	45.63%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.727310	11.932366	22.67%	1,293	2009
	17.052689	9.727310	-42.96%	1,550	2008
	16.179237	17.052689	5.40%	1,393	2007
	14.602188	16.179237	10.80%	877	2006
	13.962018	14.602188	4.59%	933	2005
	13.046787	13.962018	7.01%	0	2004
	10.000000	13.046787	30.47%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.546102	7.071839	27.51%	0	2009
	10.000000	5.546102	-44.54%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.790268	10.245163	4.65%	0	2009
	10.000000	9.790268	-2.10%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.837189	28.37%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.833644	28.34%	1,458	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.360937	12.984174	25.32%	526	2009
	16.892731	10.360937	-38.67%	2,235	2008
	17.755498	16.892731	-4.86%	2,916	2007
	15.725424	17.755498	12.91%	1,964	2006
	15.482762	15.725424	1.57%	2,194	2005
	13.534669	15.482762	14.39%	1,009	2004
	10.000000	13.534669	35.35%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.987775	12.658138	40.84%	333	2009
	16.930818	8.987775	-46.91%	333	2008
	15.221927	16.930818	11.23%	333	2007
	14.467947	15.221927	5.21%	1,059	2006
	14.120916	14.467947	2.46%	1,059	2005
	13.556433	14.120916	4.16%	727	2004
	10.000000	13.556433	35.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.848051	12.048779	36.17%	0	2009
	15.182394	8.848051	-41.72%	0	2008
	14.653968	15.182394	3.61%	0	2007
	12.775168	14.653968	14.71%	0	2006
	11.464515	12.775168	11.43%	0	2005
	10.000000	11.464515	14.65%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.477338	18.349276	36.15%	0	2009
	23.119610	13.477338	-41.71%	0	2008
	22.310173	23.119610	3.63%	0	2007
	19.455643	22.310173	14.67%	0	2006
	17.457662	19.455643	11.44%	0	2005
	15.030884	17.457662	16.15%	0	2004
	10.000000	15.030884	50.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.983217	2.449473	23.51%	0	2009
	9.499943	1.983217	-79.12%	0	2008
	10.000000	9.499943	-5.00%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.763512	3.400618	23.05%	0	2009
	13.202261	2.763512	-79.07%	0	2008
	13.578458	13.202261	-2.77%	0	2007
	12.723332	13.578458	6.72%	0	2006
	12.766047	12.723332	-0.33%	0	2005
	12.017205	12.766047	6.23%	0	2004
	10.000000	12.017205	20.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.811972	12.269861	25.05%	1,544	2009
	16.364280	9.811972	-40.04%	1,598	2008
	16.083909	16.364280	1.74%	1,559	2007
	14.344443	16.083909	12.13%	1,285	2006
	13.884059	14.344443	3.32%	1,283	2005
	13.020103	13.884059	6.64%	1,566	2004
	10.000000	13.020103	30.20%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.242398	16.372203	33.73%	0	2009
	20.212960	12.242398	-39.43%	417	2008
	20.983612	20.212960	-3.67%	274	2007
	18.730671	20.983612	12.03%	182	2006
	17.472746	18.730671	7.20%	124	2005
	15.005824	17.472746	16.44%	0	2004
	10.000000	15.005824	50.06%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.797116	7.97%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.876049	8.76%	560	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.500834	10.781286	26.83%	0	2009
	14.194062	8.500834	-40.11%	0	2008
	15.464005	14.194062	-8.21%	0	2007
	13.654420	15.464005	13.25%	0	2006
	13.280570	13.654420	2.82%	0	2005
	12.233767	13.280570	8.56%	0	2004
	10.000000	12.233767	22.34%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.344216	13.813432	21.77%	0	2009
	20.717476	11.344216	-45.24%	0	2008
	19.570440	20.717476	5.86%	0	2007
	15.682599	19.570440	24.79%	0	2006
	14.305748	15.682599	9.62%	0	2005
	12.601537	14.305748	13.52%	0	2004
	10.000000	12.601537	26.02%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.079521	12.937627	60.13%	0	2009
	13.133811	8.079521	-38.48%	0	2008
	12.741344	13.133811	3.08%	0	2007
	12.368215	12.741344	3.02%	0	2006
	11.976695	12.368215	3.27%	0	2005
	11.671236	11.976695	2.62%	0	2004
	10.000000	11.671236	16.71%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.327641	10.151082	38.53%	0	2009
	13.078738	7.327641	-43.97%	1,081	2008
	11.901856	13.078738	9.89%	508	2007
	11.141862	11.901856	6.82%	0	2006
	10.000000	11.141862	11.42%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.609407	9.311622	22.37%	0	2009
	12.220927	7.609407	-37.73%	0	2008
	12.142333	12.220927	0.65%	0	2007
	10.474110	12.142333	15.93%	5,993	2006
	10.000000	10.474110	4.74%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.449749	10.098488	6.87%	0	2009
	10.801613	9.449749	-12.52%	628	2008
	10.508882	10.801613	2.79%	1,169	2007
	10.385759	10.508882	1.19%	512	2006
	10.227246	10.385759	1.55%	497	2005
	10.058336	10.227246	1.68%	0	2004
	10.000000	10.058336	0.58%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.747430	17.475981	27.12%	0	2009
	16.550435	13.747430	-16.94%	0	2008
	15.923891	16.550435	3.93%	0	2007
	14.708653	15.923891	8.26%	0	2006
	13.424716	14.708653	9.56%	0	2005
	12.482592	13.424716	7.55%	0	2004
	10.000000	12.482592	24.83%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.369486	11.631181	24.14%	0	2009
	15.435413	9.369486	-39.30%	0	2008
	14.370562	15.435413	7.41%	0	2007
	12.937852	14.370562	11.07%	0	2006
	12.176507	12.937852	6.25%	0	2005
	11.364611	12.176507	7.14%	0	2004
	10.000000	11.364611	13.65%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.342727	9.410555	12.80%	0	2009
	12.046716	8.342727	-30.75%	0	2008
	11.461272	12.046716	5.11%	0	2007
	10.460463	11.461272	9.57%	0	2006
	10.197428	10.460463	2.58%	0	2005
	10.000000	10.197428	1.97%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.510663	9.120199	40.08%	0	2009
	10.923526	6.510663	-40.40%	0	2008
	10.391103	10.923526	5.12%	0	2007
	10.391123	10.391103	0.00%	0	2006
	10.061450	10.391123	3.28%	0	2005
	10.000000	10.061450	0.61%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.435497	12.580117	49.13%	0	2009
	14.740596	8.435497	-42.77%	0	2008
	13.258421	14.740596	11.18%	0	2007
	11.054454	13.258421	19.94%	0	2006
	10.649127	11.054454	3.81%	0	2005
	10.000000	10.649127	6.49%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.515844	11.506275	9.42%	0	2009
	10.512089	10.515844	0.04%	0	2008
	10.133529	10.512089	3.74%	0	2007
	9.990160	10.133529	1.44%	0	2006
	10.034297	9.990160	-0.44%	0	2005
	10.000000	10.034297	0.34%	0	2004*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.197941	11.984654	17.52%	0	2009
	17.610360	10.197941	-42.09%	0	2008
	17.200484	17.610360	2.38%	0	2007
	15.056052	17.200484	14.24%	0	2006
	14.739868	15.056052	2.15%	0	2005
	13.571529	14.739868	8.61%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.319109	17.161136	39.31%	0	2009
	19.635378	12.319109	-37.26%	0	2008
	19.807979	19.635378	-0.87%	0	2007
	17.760940	19.807979	11.53%	0	2006
	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.771404	11.592697	7.62%	820	2009
	11.208694	10.771404	-3.90%	6,155	2008
	10.484510	11.208694	6.91%	1,418	2007
	10.568371	10.484510	-0.79%	1,653	2006
	10.655487	10.568371	-0.82%	1,778	2005
	10.312673	10.655487	3.32%	1,467	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.589505	12.178528	15.01%	0	2009
	16.615074	10.589505	-36.27%	0	2008
	17.091271	16.615074	-2.79%	0	2007
	14.982286	17.091271	14.08%	0	2006
	14.678696	14.982286	2.07%	0	2005
	13.352802	14.678696	9.93%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.177100	11.632166	26.75%	4,884	2009
	12.449547	9.177100	-26.29%	4,236	2008
	13.067810	12.449547	-4.73%	0	2007
	11.130171	13.067810	17.41%	0	2006
	10.000000	11.130171	11.30%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.761000	13.749666	16.91%	225	2009
	16.455049	11.761000	-28.53%	336	2008
	17.798235	16.455049	-7.55%	3,576	2007
	15.384657	17.798235	15.69%	4,174	2006
	15.024439	15.384657	2.40%	3,983	2005
	13.475824	15.024439	11.49%	427	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.986146	19.86%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.162024	16.069221	22.09%	0	2009
	19.511021	13.162024	-32.54%	0	2008
	20.115008	19.511021	-3.00%	0	2007
	18.003287	20.115008	11.73%	0	2006
	17.191656	18.003287	4.72%	0	2005
	14.444121	17.191656	19.02%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.235430	12.598052	23.08%	1,817	2009
	16.723589	10.235430	-38.80%	2,449	2008
	16.313974	16.723589	2.51%	2,449	2007
	14.500481	16.313974	12.51%	2,520	2006
	14.218015	14.500481	1.99%	2,680	2005
	13.194190	14.218015	7.76%	3,073	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.625956	12.682796	19.36%	1,670	2009
	15.484277	10.625956	-31.38%	1,681	2008
	14.842000	15.484277	4.33%	1,681	2007
	13.078414	14.842000	13.48%	1,681	2006
	12.862598	13.078414	1.68%	2,151	2005
	12.569236	12.862598	2.33%	361	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.132281	9.987081	22.81%	0	2009
	13.383655	8.132281	-39.24%	0	2008
	15.450461	13.383655	-13.38%	0	2007
	15.283224	15.450461	1.09%	0	2006
	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.102725	12.280037	10.60%	0	2009
	16.166502	11.102725	-31.32%	0	2008
	15.101647	16.166502	7.05%	0	2007
	13.356142	15.101647	13.07%	0	2006
	13.448665	13.356142	-0.69%	0	2005
	12.858073	13.448665	4.59%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.514651	11.163853	17.33%	3,561	2009
	10.539678	9.514651	-9.73%	4,415	2008
	10.266953	10.539678	2.66%	4,415	2007
	10.116795	10.266953	1.48%	4,511	2006
	10.258337	10.116795	-1.38%	4,511	2005
	10.167671	10.258337	0.89%	4,652	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.797094	10.648227	21.04%	0	2009
	12.039071	8.797094	-26.93%	0	2008
	11.372528	12.039071	5.86%	0	2007
	10.627320	11.372528	7.01%	0	2006
	10.000000	10.627320	6.27%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.401962	10.546772	25.53%	1,121	2009
	12.804368	8.401962	-34.38%	1,125	2008
	11.925522	12.804368	7.37%	7,197	2007
	10.932085	11.925522	9.09%	0	2006
	10.000000	10.932085	9.32%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.043137	10.302965	28.10%	7,970	2009
	13.322549	8.043137	-39.63%	7,847	2008
	12.283828	13.322549	8.46%	5,785	2007
	11.138935	12.283828	10.28%	0	2006
	10.000000	11.138935	11.39%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.851395	15.677584	32.28%	15,023	2009
	21.178654	11.851395	-44.04%	14,275	2008
	18.491453	21.178654	14.53%	33,301	2007
	16.992620	18.491453	8.82%	36,903	2006
	14.916987	16.992620	13.91%	38,561	2005
	13.265016	14.916987	12.45%	9,745	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.591436	13.821692	44.10%	0	2009
	21.543912	9.591436	-55.48%	0	2008
	15.150214	21.543912	42.20%	0	2007
	13.303376	15.150214	13.88%	0	2006
	10.000000	13.303376	33.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.851363	12.494586	26.83%	9,907	2009
	17.642038	9.851363	-44.16%	10,647	2008
	17.841935	17.642038	-1.12%	7,924	2007
	15.234015	17.841935	17.12%	9,198	2006
	14.776419	15.234015	3.10%	20,612	2005
	13.603772	14.776419	8.62%	19,598	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.443148	11.799969	24.96%	2,542	2009
	18.354004	9.443148	-48.55%	4,100	2008
	14.841311	18.354004	23.67%	9,637	2007
	14.260291	14.841311	4.07%	10,917	2006
	13.840838	14.260291	3.03%	22,536	2005
	13.744768	13.840838	0.70%	16,983	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.085775	11.372363	12.76%	16,854	2009
	10.698836	10.085775	-5.73%	21,312	2008
	10.527722	10.698836	1.63%	14,904	2007
	10.352158	10.527722	1.70%	8,204	2006
	10.403467	10.352158	-0.49%	3,731	2005
	10.225391	10.403467	1.74%	3,073	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.551074	19.857680	36.47%	9,898	2009
	24.674874	14.551074	-41.03%	9,843	2008
	21.911113	24.674874	12.61%	23,309	2007
	19.961162	21.911113	9.77%	25,096	2006
	17.319629	19.961162	15.25%	36,067	2005
	14.228073	17.319629	21.73%	18,926	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.554576	16.706489	23.25%	0	2009
	24.770690	13.554576	-45.28%	0	2008
	21.673946	24.770690	14.29%	0	2007
	18.844819	21.673946	15.01%	0	2006
	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.146498	11.271565	23.23%	0	2009
	16.710756	9.146498	-45.27%	0	2008
	14.620747	16.710756	14.29%	0	2007
	12.707924	14.620747	15.05%	0	2006
	10.958871	12.707924	15.96%	0	2005
	10.000000	10.958871	9.59%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.186508	15.632125	53.46%	995	2009
	21.415648	10.186508	-52.43%	995	2008
	20.801986	21.415648	2.95%	7,517	2007
	18.361767	20.801986	13.29%	8,501	2006
	18.356870	18.361767	0.03%	8,332	2005
	16.513232	18.356870	11.16%	2,440	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.682907	10.172991	32.41%	6,941	2009
	11.185080	7.682907	-31.31%	8,889	2008
	11.040930	11.185080	1.31%	426	2007
	10.000000	11.040930	10.41%	426	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.075583	12.691092	14.59%	12,312	2009
	15.559038	11.075583	-28.82%	13,079	2008
	16.375723	15.559038	-4.99%	15,007	2007
	14.317130	16.375723	14.38%	15,259	2006
	14.174982	14.317130	1.00%	15,942	2005
	13.077676	14.174982	8.39%	9,167	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.066078	16.478949	26.12%	1,977	2009
	19.976991	13.066078	-34.59%	0	2008
	20.959357	19.976991	-4.69%	0	2007
	18.346803	20.959357	14.24%	0	2006
	17.272672	18.346803	6.22%	0	2005
	14.293865	17.272672	20.84%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.551202	8.332565	27.19%	0	2009
	10.000000	6.551202	-34.49%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.161213	15.443947	68.58%	0	2009
	19.823856	9.161213	-53.79%	0	2008
	15.776045	19.823856	25.66%	0	2007
	12.604311	15.776045	25.16%	0	2006
	10.000000	12.604311	26.04%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.239602	17.717552	33.82%	0	2009
	22.741356	13.239602	-41.78%	0	2008
	20.173294	22.741356	12.73%	0	2007
	17.009548	20.173294	18.60%	0	2006
	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.578090	12.832119	33.97%	1,995	2009
	16.455978	9.578090	-41.80%	6,028	2008
	14.599101	16.455978	12.72%	3,912	2007
	12.307923	14.599101	18.62%	3,275	2006
	11.443684	12.307923	7.55%	1,995	2005
	10.000000	11.443684	14.44%	1,995	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.051193	13.967081	15.90%	0	2009
	11.619981	12.051193	3.71%	0	2008
	10.718562	11.619981	8.41%	0	2007
	9.726551	10.718562	10.20%	0	2006
	10.000000	9.726551	-2.73%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.234852	10.886204	17.88%	1,703	2009
	16.484146	9.234852	-43.98%	1,703	2008
	15.110168	16.484146	9.09%	1,703	2007
	14.589032	15.110168	3.57%	1,908	2006
	13.758790	14.589032	6.03%	1,909	2005
	13.250739	13.758790	3.83%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.522032	14.589191	38.65%	4,481	2009
	20.381302	10.522032	-48.37%	5,755	2008
	18.882706	20.381302	7.94%	329	2007
	16.632103	18.882706	13.53%	329	2006
	15.586844	16.632103	6.71%	330	2005
	13.847484	15.586844	12.56%	331	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.777147	17.77%	1,613	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.108937	14.849482	22.63%	0	2009
	14.773086	12.108937	-18.03%	0	2008
	13.719160	14.773086	7.68%	0	2007
	12.723262	13.719160	7.83%	0	2006
	12.101488	12.723262	5.14%	0	2005
	11.443645	12.101488	5.75%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.109370	17.266141	42.58%	6,036	2009
	22.268831	12.109370	-45.62%	4,904	2008
	16.692231	22.268831	33.41%	0	2007
	15.664813	16.692231	6.56%	0	2006
	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.197147	21.328647	74.87%	58	2009
	26.138542	12.197147	-53.34%	73	2008
	20.902675	26.138542	25.05%	30	2007
	14.590722	20.902675	43.26%	601	2006
	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.817522	31.156646	74.87%	0	2009
	38.198229	17.817522	-53.36%	0	2008
	30.559669	38.198229	25.00%	0	2007
	21.341330	30.559669	43.19%	0	2006
	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.485726	12.884210	35.83%	3,055	2009
	15.414900	9.485726	-38.46%	3,206	2008
	14.220129	15.414900	8.40%	3,276	2007
	13.570197	14.220129	4.79%	3,335	2006
	13.332303	13.570197	1.78%	3,400	2005
	12.527515	13.332303	6.42%	3,467	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.318074	14.729169	19.57%	14,672	2009
	18.756381	12.318074	-34.33%	10,017	2008
	17.854393	18.756381	5.05%	11,281	2007
	15.171686	17.854393	17.68%	11,997	2006
	14.592051	15.171686	3.97%	11,579	2005
	13.013769	14.592051	12.13%	5,188	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.456758	10.373903	22.67%	384	2009
	12.210926	8.456758	-32.01%	941	2008
	11.700177	12.210926	4.37%	977	2007
	10.850348	11.700177	7.83%	1,008	2006
	10.683783	10.850348	1.56%	1,040	2005
	10.000000	10.683783	6.84%	541	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.567794	9.481500	10.66%	9,528	2009
	10.135052	8.567794	-15.46%	13,968	2008
	9.907529	10.135052	2.30%	14,496	2007
	9.736191	9.907529	1.76%	7,520	2006
	9.828001	9.736191	-0.93%	2,305	2005
	9.986709	9.828001	-1.59%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.806539	10.556295	19.87%	0	2009
	14.900766	8.806539	-40.90%	0	2008
	15.183234	14.900766	-1.86%	0	2007
	14.771886	15.183234	2.78%	0	2006
	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.699424	12.448019	28.34%	1,556	2009
	16.403325	9.699424	-40.87%	954	2008
	15.611658	16.403325	5.07%	8,880	2007
	14.059715	15.611658	11.04%	6,995	2006
	13.473176	14.059715	4.35%	3,044	2005
	12.179899	13.473176	10.62%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.239135	12.39%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.353990	23.54%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.384802	8.899746	20.51%	20,798	2009
	10.769435	7.384802	-31.43%	10,007	2008
	10.391833	10.769435	3.63%	9,811	2007
	10.000000	10.391833	3.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.180297	10.053791	9.51%	16,889	2009
	10.431022	9.180297	-11.99%	8,798	2008
	10.374046	10.431022	0.55%	9,849	2007
	10.000000	10.374046	3.74%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.140620	9.873794	38.28%	0	2009
	11.917257	7.140620	-40.08%	0	2008
	10.672505	11.917257	11.66%	0	2007
	10.000000	10.672505	6.73%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.071730	8.228464	35.52%	0	2009
	11.146413	6.071730	-45.53%	75	2008
	10.202232	11.146413	9.25%	69	2007
	10.000000	10.202232	2.02%	74	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.888236	7.514524	27.62%	24,256	2009
	9.736275	5.888236	-39.52%	11,497	2008
	10.000000	9.736275	-2.64%	10,484	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.734279	13.878228	42.57%	1,794	2009
	13.843431	9.734279	-29.68%	1,794	2008
	13.747460	13.843431	0.70%	1,794	2007
	12.727746	13.747460	8.01%	1,794	2006
	12.730150	12.727746	-0.02%	1,794	2005
	11.840898	12.730150	7.51%	1,794	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.925884	11.306291	42.65%	0	2009
	11.288687	7.925884	-29.79%	0	2008
	11.206774	11.288687	0.73%	0	2007
	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.421013	6.852649	26.41%	0	2009
	10.000000	5.421013	-45.79%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.205898	32.06%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.072828	7.577228	49.37%	0	2009
	10.000000	5.072828	-49.27%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.078957	7.792321	28.19%	9,914	2009
	10.000000	6.078957	-39.21%	10,855	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.311827	7.962997	26.16%	0	2009
	10.000000	6.311827	-36.88%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.863141	9.200321	17.01%	11,681	2009
	10.000000	7.863141	-21.37%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.146054	8.664336	21.25%	0	2009
	10.000000	7.146054	-28.54%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.005325	9.938708	10.36%	0	2009
	10.000000	9.005325	-9.95%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.501354	8.932762	19.08%	0	2009
	10.000000	7.501354	-24.99%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.785554	8.387218	23.60%	0	2009
	10.000000	6.785554	-32.14%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.240441	9.469522	14.92%	0	2009
	10.000000	8.240441	-17.60%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.767091	10.356999	6.04%	7,736	2009
	10.000000	9.767091	-2.33%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.772882	11.111871	13.70%	0	2009
	10.000000	9.772882	-2.27%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.523400	31.092402	59.26%	0	2009
	47.527096	19.523400	-58.92%	0	2008
	33.525551	47.527096	41.76%	0	2007
	25.184211	33.525551	33.12%	0	2006
	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.767872	18.741169	59.26%	0	2009
	28.602167	11.767872	-58.86%	0	2008
	20.140066	28.602167	42.02%	0	2007
	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.672400	16.72%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.282253	11.313330	0.28%	13,870	2009
	10.725721	11.282253	5.19%	13,639	2008
	10.251375	10.725721	4.63%	14,660	2007
	10.157990	10.251375	0.92%	8,248	2006
	10.073025	10.157990	0.84%	6,500	2005
	9.989553	10.073025	0.84%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.404701	8.043441	25.59%	0	2009
	11.525594	6.404701	-44.43%	0	2008
	10.791318	11.525594	6.80%	0	2007
	10.000000	10.791318	7.91%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.651691	14.473283	24.22%	175,337	2009
	18.893750	11.651691	-38.33%	196,067	2008
	18.262793	18.893750	3.45%	206,681	2007
	16.001796	18.262793	14.13%	212,185	2006
	15.181595	16.001796	5.40%	219,594	2005
	13.634433	15.181595	11.35%	115,580	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.456955	14.57%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.012377	20.12%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.764505	11.466489	6.52%	48,914	2009
	11.730073	10.764505	-8.23%	57,933	2008
	11.400425	11.730073	2.89%	65,576	2007
	10.996193	11.400425	3.68%	68,428	2006
	10.899641	10.996193	0.89%	71,324	2005
	10.665718	10.899641	2.19%	34,896	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.237250	13.072959	16.34%	467,284	2009
	14.983500	11.237250	-25.00%	517,500	2008
	14.524060	14.983500	3.16%	559,162	2007
	13.356251	14.524060	8.74%	561,975	2006
	12.982902	13.356251	2.88%	448,692	2005
	12.137820	12.982902	6.96%	285,424	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.528165	14.003189	21.47%	277,761	2009
	17.207732	11.528165	-33.01%	338,851	2008
	16.602976	17.207732	3.64%	408,322	2007
	14.843088	16.602976	11.86%	423,591	2006
	14.195319	14.843088	4.56%	409,000	2005
	12.968571	14.195319	9.46%	288,618	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.028259	12.337256	11.87%	105,405	2009
	13.293726	11.028259	-17.04%	118,163	2008
	12.861755	13.293726	3.36%	113,852	2007
	12.147263	12.861755	5.88%	116,282	2006
	11.904707	12.147263	2.04%	137,283	2005
	11.376700	11.904707	4.64%	89,585	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.300771	16.426672	33.54%	1,412	2009
	19.827051	12.300771	-37.96%	1,412	2008
	18.879598	19.827051	5.02%	2,157	2007
	17.592905	18.879598	7.31%	2,157	2006
	16.070571	17.592905	9.47%	2,157	2005
	14.220117	16.070571	13.01%	745	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.107442	9.874059	-2.31%	22,620	2009
	10.142390	10.107442	-0.34%	27,012	2008
	9.912735	10.142390	2.32%	17,271	2007
	9.710708	9.912735	2.08%	1,024	2006
	9.685343	9.710708	0.26%	7,164	2005
	9.838596	9.685343	-1.56%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.505138	11.544789	21.46%	0	2009
	11.768953	9.505138	-19.24%	0	2008
	11.520873	11.768953	2.15%	0	2007
	11.252909	11.520873	2.38%	0	2006
	11.277114	11.252909	-0.21%	0	2005
	10.840190	11.277114	4.03%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.027735	8.011424	32.91%	7,981	2009
	10.000000	6.027735	-39.72%	6,987	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.964559	13.866269	26.46%	0	2009
	20.980728	10.964559	-47.74%	0	2008
	20.921852	20.980728	0.28%	0	2007
	17.502808	20.921852	19.53%	0	2006
	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.805251	9.869581	26.45%	0	2009
	14.927787	7.805251	-47.71%	2,790	2008
	14.887375	14.927787	0.27%	3,407	2007
	12.454076	14.887375	19.54%	1,599	2006
	11.406809	12.454076	9.18%	0	2005
	10.000000	11.406809	14.07%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.260205	7.907436	26.31%	4,447	2009
	10.000000	6.260205	-37.40%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.248393	7.774100	24.42%	1,942	2009
	10.000000	6.248393	-37.52%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.171167	7.635585	23.73%	6,410	2009
	10.000000	6.171167	-38.29%	3,469	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.651221	8.473892	27.40%	5,825	2009
	10.000000	6.651221	-33.49%	5,617	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	8.911497	11.067857	24.20%	0	2009
	17.070507	8.911497	-47.80%	0	2008
	15.966679	17.070507	6.91%	0	2007
	15.876031	15.966679	0.57%	0	2006
	15.089610	15.876031	5.21%	0	2005
	13.654589	15.089610	10.51%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.039574	16.025902	22.90%	0	2009
	19.725378	13.039574	-33.89%	0	2008
	21.777194	19.725378	-9.42%	0	2007
	19.043904	21.777194	14.35%	0	2006
	18.973124	19.043904	0.37%	0	2005
	16.606993	18.973124	14.25%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.070166	15.844558	31.27%	0	2009
	20.052236	12.070166	-39.81%	603	2008
	20.155684	20.052236	-0.51%	556	2007
	18.468949	20.155684	9.13%	583	2006
	16.884771	18.468949	9.38%	0	2005
	14.556637	16.884771	15.99%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.698093	11.890424	22.61%	5,691	2009
	17.010187	9.698093	-42.99%	6,938	2008
	16.147227	17.010187	5.34%	5,949	2007
	14.580741	16.147227	10.74%	3,586	2006
	13.948628	14.580741	4.53%	0	2005
	13.040944	13.948628	6.96%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.544191	7.065788	27.44%	0	2009
	10.000000	5.544191	-44.56%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.786923	10.236421	4.59%	0	2009
	10.000000	9.786923	-2.13%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.832801	28.33%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.829265	28.29%	5,232	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.329810	12.938547	25.25%	2,068	2009
	16.850630	10.329810	-38.70%	2,772	2008
	17.720355	16.850630	-4.91%	5,571	2007
	15.702314	17.720355	12.85%	5,352	2006
	15.467889	15.702314	1.52%	2,781	2005
	13.528592	15.467889	14.33%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.960756	12.613637	40.77%	13,138	2009
	16.888600	8.960756	-46.94%	13,045	2008
	15.191793	16.888600	11.17%	6,597	2007
	14.446687	15.191793	5.16%	6,597	2006
	14.107365	14.446687	2.41%	6,597	2005
	13.550362	14.107365	4.11%	4,412	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.826967	12.013919	36.10%	3,188	2009
	15.153984	8.826967	-41.75%	3,188	2008
	14.634069	15.153984	3.55%	3,188	2007
	12.764329	14.634069	14.65%	3,188	2006
	11.460639	12.764329	11.38%	3,188	2005
	10.000000	11.460639	14.61%	3,188	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.436850	18.284795	36.08%	0	2009
	23.061990	13.436850	-41.74%	0	2008
	22.266032	23.061990	3.57%	0	2007
	19.427071	22.266032	14.61%	0	2006
	17.440917	19.427071	11.39%	0	2005
	15.024154	17.440917	16.09%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.981521	2.446124	23.45%	0	2009
	9.496694	1.981521	-79.13%	0	2008
	10.000000	9.496694	-5.03%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.755198	3.388647	22.99%	0	2009
	13.169345	2.755198	-79.08%	0	2008
	13.551575	13.169345	-2.82%	0	2007
	12.704625	13.551575	6.67%	0	2006
	12.753802	12.704625	-0.39%	0	2005
	12.011823	12.753802	6.18%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.782496	12.226742	24.99%	8,849	2009
	16.323497	9.782496	-40.07%	8,101	2008
	16.052090	16.323497	1.69%	7,732	2007
	14.323371	16.052090	12.07%	5,701	2006
	13.870747	14.323371	3.26%	2,416	2005
	13.014275	13.870747	6.58%	3,007	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.205611	16.314643	33.67%	0	2009
	20.162577	12.205611	-39.46%	1,447	2008
	20.942082	20.162577	-3.72%	1,076	2007
	18.703144	20.942082	11.97%	577	2006
	17.455969	18.703144	7.14%	0	2005
	14.999099	17.455969	16.38%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.793425	7.93%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.872327	8.72%	2,613	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.476199	10.744545	26.76%	1,351	2009
	14.160200	8.476199	-40.14%	1,351	2008
	15.435062	14.160200	-8.26%	1,351	2007
	13.635814	15.435062	13.20%	1,351	2006
	13.269238	13.635814	2.76%	1,351	2005
	12.229585	13.269238	8.50%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.311362	13.766383	21.70%	0	2009
	20.668072	11.311362	-45.27%	0	2008
	19.533822	20.668072	5.81%	0	2007
	15.661240	19.533822	24.73%	0	2006
	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.056091	12.893511	60.05%	698	2009
	13.102459	8.056091	-38.51%	860	2008
	12.717468	13.102459	3.03%	999	2007
	12.351340	12.717468	2.96%	1,141	2006
	11.966471	12.351340	3.22%	1,187	2005
	11.667245	11.966471	2.56%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.313888	10.126844	38.46%	8,404	2009
	13.060907	7.313888	-44.00%	11,335	2008
	11.891744	13.060907	9.83%	1,739	2007
	11.138078	11.891744	6.77%	0	2006
	10.000000	11.138078	11.38%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.595128	9.289387	22.31%	0	2009
	12.204254	7.595128	-37.77%	0	2008
	12.132011	12.204254	0.60%	0	2007
	10.470555	12.132011	15.87%	0	2006
	10.000000	10.470555	4.71%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.422377	10.064089	6.81%	428	2009
	10.775844	9.422377	-12.56%	8,101	2008
	10.489208	10.775844	2.73%	8,905	2007
	10.371604	10.489208	1.13%	3,954	2006
	10.218514	10.371604	1.50%	441	2005
	10.054892	10.218514	1.63%	441	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.705265	17.413468	27.06%	0	2009
	16.508130	13.705265	-16.98%	0	2008
	15.891369	16.508130	3.88%	0	2007
	14.686104	15.891369	8.21%	0	2006
	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.343715	11.593252	24.08%	0	2009
	15.400843	9.343715	-39.33%	0	2008
	14.345761	15.400843	7.35%	0	2007
	12.922120	14.345761	11.02%	0	2006
	12.167908	12.922120	6.20%	0	2005
	11.362407	12.167908	7.09%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.325120	9.385874	12.74%	0	2009
	12.027462	8.325120	-30.78%	0	2008
	11.448847	12.027462	5.05%	0	2007
	10.454452	11.448847	9.51%	0	2006
	10.196770	10.454452	2.53%	0	2005
	10.000000	10.196770	1.97%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.496920	9.096279	40.01%	0	2009
	10.906076	6.496920	-40.43%	0	2008
	10.379842	10.906076	5.07%	0	2007
	10.385158	10.379842	-0.05%	0	2006
	10.060804	10.385158	3.22%	0	2005
	10.000000	10.060804	0.61%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.417684	12.547116	49.06%	0	2009
	14.717019	8.417684	-42.80%	0	2008
	13.244038	14.717019	11.12%	0	2007
	11.048096	13.244038	19.88%	0	2006
	10.648443	11.048096	3.75%	0	2005
	10.000000	10.648443	6.48%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.493662	11.476127	9.36%	0	2009
	10.495286	10.493662	-0.02%	0	2008
	10.122540	10.495286	3.68%	0	2007
	9.984422	10.122540	1.38%	0	2006
	10.033652	9.984422	-0.49%	0	2005
	10.000000	10.033652	0.34%	0	2004*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.167288	11.942518	17.46%	0	2009
	17.566454	10.167288	-42.12%	0	2008
	17.166433	17.566454	2.33%	0	2007
	15.033932	17.166433	14.18%	0	2006
	14.725723	15.033932	2.09%	0	2005
	13.565446	14.725723	8.55%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.282067	17.100771	39.23%	2,278	2009
	19.586401	12.282067	-37.29%	1,593	2008
	19.768756	19.586401	-0.92%	0	2007
	17.734824	19.768756	11.47%	0	2006
	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.738353	11.551209	7.57%	13,580	2009
	11.180025	10.738353	-3.95%	14,925	2008
	10.463084	11.180025	6.85%	0	2007
	10.552161	10.463084	-0.84%	0	2006
	10.644579	10.552161	-0.87%	0	2005
	10.307393	10.644579	3.27%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.557676	12.135704	14.95%	0	2009
	16.573641	10.557676	-36.30%	0	2008
	17.057428	16.573641	-2.84%	0	2007
	14.960263	17.057428	14.02%	0	2006
	14.664594	14.960263	2.02%	0	2005
	13.346817	14.664594	9.87%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.159881	11.604397	26.69%	1,073	2009
	12.432558	9.159881	-26.32%	472	2008
	13.056693	12.432558	-4.78%	0	2007
	11.126388	13.056693	17.35%	0	2006
	10.000000	11.126388	11.26%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.725634	13.701296	16.85%	6,228	2009
	16.414001	11.725634	-28.56%	4,708	2008
	17.762994	16.414001	-7.59%	1,534	2007
	15.362035	17.762994	15.63%	1,581	2006
	15.010011	15.362035	2.35%	1,581	2005
	13.469780	15.010011	11.43%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.982048	19.82%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.122465	16.012711	22.03%	330	2009
	19.462376	13.122465	-32.58%	317	2008
	20.075193	19.462376	-3.05%	0	2007
	17.976834	20.075193	11.67%	0	2006
	17.175156	17.976834	4.67%	0	2005
	14.437650	17.175156	18.96%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.204691	12.553785	23.02%	0	2009
	16.681925	10.204691	-38.83%	0	2008
	16.281704	16.681925	2.46%	0	2007
	14.479184	16.281704	12.45%	0	2006
	14.204392	14.479184	1.93%	0	2005
	13.188293	14.204392	7.70%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.594037	12.638232	19.30%	1,239	2009
	15.445686	10.594037	-31.41%	229	2008
	14.812626	15.445686	4.27%	0	2007
	13.059200	14.812626	13.43%	0	2006
	12.850257	13.059200	1.63%	0	2005
	12.563613	12.850257	2.28%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.107832	9.951947	22.74%	0	2009
	13.350271	8.107832	-39.27%	0	2008
	15.419875	13.350271	-13.42%	0	2007
	15.260764	15.419875	1.04%	0	2006
	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.069359	12.236859	10.55%	0	2009
	16.126182	11.069359	-31.36%	0	2008
	15.071744	16.126182	7.00%	0	2007
	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.486055	11.124607	17.27%	1,108	2009
	10.513384	9.486055	-9.77%	1,108	2008
	10.246616	10.513384	2.60%	1,108	2007
	10.101910	10.246616	1.43%	1,142	2006
	10.248489	10.101910	-1.43%	1,142	2005
	10.163117	10.248489	0.84%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.780596	10.622805	20.98%	0	2009
	12.022652	8.780596	-26.97%	0	2008
	11.362864	12.022652	5.81%	0	2007
	10.623715	11.362864	6.96%	0	2006
	10.000000	10.623715	6.24%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.386197	10.521587	25.46%	0	2009
	12.786907	8.386197	-34.42%	0	2008
	11.915395	12.786907	7.31%	0	2007
	10.928377	11.915395	9.03%	0	2006
	10.000000	10.928377	9.28%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.028052	10.278354	28.03%	0	2009
	13.304385	8.028052	-39.66%	0	2008
	12.273396	13.304385	8.40%	0	2007
	11.135158	12.273396	10.22%	0	2006
	10.000000	11.135158	11.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.815785	15.622477	32.22%	0	2009
	21.125878	11.815785	-44.07%	0	2008
	18.454861	21.125878	14.47%	0	2007
	16.967663	18.454861	8.76%	0	2006
	14.902685	16.967663	13.86%	0	2005
	13.259079	14.902685	12.40%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.573439	13.788695	44.03%	0	2009
	21.514558	9.573439	-55.50%	0	2008
	15.137362	21.514558	42.13%	0	2007
	13.298875	15.137362	13.82%	0	2006
	10.000000	13.298875	32.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.821749	12.450652	26.77%	2,077	2009
	17.598043	9.821749	-44.19%	2,099	2008
	17.806618	17.598043	-1.17%	785	2007
	15.211627	17.806618	17.06%	809	2006
	14.762249	15.211627	3.04%	809	2005
	13.597681	14.762249	8.56%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.414779	11.758494	24.89%	1,997	2009
	18.308274	9.414779	-48.58%	1,971	2008
	14.811943	18.308274	23.60%	1,696	2007
	14.239339	14.811943	4.02%	1,747	2006
	13.827562	14.239339	2.98%	1,747	2005
	13.738615	13.827562	0.65%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.055439	11.332348	12.70%	24,162	2009
	10.672126	10.055439	-5.78%	21,911	2008
	10.506855	10.672126	1.57%	0	2007
	10.336916	10.506855	1.64%	0	2006
	10.393468	10.336916	-0.54%	0	2005
	10.220804	10.393468	1.69%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.507346	19.787872	36.40%	10,176	2009
	24.613346	14.507346	-41.06%	8,487	2008
	21.867734	24.613346	12.56%	0	2007
	19.931837	21.867734	9.71%	0	2006
	17.303008	19.931837	15.19%	0	2005
	14.221699	17.303008	21.67%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.513841	16.647757	23.19%	0	2009
	24.708942	13.513841	-45.31%	0	2008
	21.631057	24.708942	14.23%	0	2007
	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.124698	11.238942	23.17%	3,515	2009
	16.679478	9.124698	-45.29%	2,718	2008
	14.600896	16.679478	14.24%	0	2007
	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.155901	15.577185	53.38%	0	2009
	21.362284	10.155901	-52.46%	0	2008
	20.760838	21.362284	2.90%	0	2007
	18.334807	20.760838	13.23%	0	2006
	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.672400	10.153879	32.34%	0	2009
	11.175523	7.672400	-31.35%	0	2008
	11.037182	11.175523	1.25%	0	2007
	10.000000	11.037182	10.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.042301	12.646482	14.53%	0	2009
	15.520249	11.042301	-28.85%	0	2008
	16.343309	15.520249	-5.04%	0	2007
	14.296091	16.343309	14.32%	0	2006
	14.161382	14.296091	0.95%	0	2005
	13.071811	14.161382	8.34%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.026819	16.421012	26.06%	1,480	2009
	19.927201	13.026819	-34.63%	615	2008
	20.917891	19.927201	-4.74%	0	2007
	18.319860	20.917891	14.18%	0	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.548953	8.325434	27.13%	0	2009
	10.000000	6.548953	-34.51%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.144014	15.407057	68.49%	0	2009
	19.796830	9.144014	-53.81%	0	2008
	15.762654	19.796830	25.59%	0	2007
	12.600033	15.762654	25.10%	0	2006
	10.000000	12.600033	26.00%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.199814	17.655265	33.75%	0	2009
	22.684654	13.199814	-41.81%	0	2008
	20.133364	22.684654	12.67%	0	2007
	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.555241	12.794950	33.91%	13,390	2009
	16.425141	9.555241	-41.83%	11,252	2008
	14.579250	16.425141	12.66%	0	2007
	12.297462	14.579250	18.55%	0	2006
	11.439805	12.297462	7.50%	0	2005
	10.000000	11.439805	14.40%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.028607	13.933746	15.84%	0	2009
	11.604135	12.028607	3.66%	0	2008
	10.709452	11.604135	8.35%	0	2007
	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.207106	10.847943	17.82%	0	2009
	16.443058	9.207106	-44.01%	0	2008
	15.080259	16.443058	9.04%	0	2007
	14.567589	15.080259	3.52%	0	2006
	13.745581	14.567589	5.98%	0	2005
	13.244803	13.745581	3.78%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.490410	14.537893	38.58%	0	2009
	20.330496	10.490410	-48.40%	0	2008
	18.845330	20.330496	7.88%	0	2007
	16.607666	18.845330	13.47%	0	2006
	15.571898	16.607666	6.65%	0	2005
	13.841282	15.571898	12.50%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.773123	17.73%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.072551	14.797281	22.57%	0	2009
	14.736249	12.072551	-18.08%	0	2008
	13.692007	14.736249	7.63%	0	2007
	12.704566	13.692007	7.77%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.072964	17.205426	42.51%	7,271	2009
	22.213295	12.072964	-45.65%	5,832	2008
	16.659175	22.213295	33.34%	0	2007
	15.641781	16.659175	6.50%	0	2006
	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.168060	21.266882	74.78%	0	2009
	26.089636	12.168060	-53.36%	0	2008
	20.874311	26.089636	24.98%	0	2007
	14.578351	20.874311	43.19%	0	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.763998	31.047157	74.78%	0	2009
	38.103065	17.763998	-53.38%	0	2008
	30.499218	38.103065	24.93%	0	2007
	21.309989	30.499218	43.12%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.457199	12.838881	35.76%	0	2009
	15.376435	9.457199	-38.50%	0	2008
	14.191951	15.376435	8.35%	0	2007
	13.550232	14.191951	4.74%	0	2006
	13.319487	13.550232	1.73%	0	2005
	12.521890	13.319487	6.37%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.281065	14.677396	19.51%	13,315	2009
	18.709634	12.281065	-34.36%	8,974	2008
	17.819068	18.709634	5.00%	1,569	2007
	15.149396	17.819068	17.62%	1,617	2006
	14.578054	15.149396	3.92%	1,617	2005
	13.079460	14.578054	12.07%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.436738	10.344039	22.61%	0	2009
	12.188273	8.436738	-32.04%	0	2008
	11.684497	12.188273	4.31%	0	2007
	10.841351	11.684497	7.78%	0	2006
	10.680374	10.841351	1.51%	0	2005
	10.000000	10.680374	6.80%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.542060	9.448186	10.61%	8,269	2009
	10.109792	8.542060	-15.51%	5,381	2008
	9.887928	10.109792	2.24%	0	2007
	9.721871	9.887928	1.71%	0	2006
	9.818562	9.721871	-0.98%	0	2005
	9.982221	9.818562	-1.64%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.780080	10.519198	19.81%	0	2009
	14.863630	8.780080	-40.93%	0	2008
	15.153195	14.863630	-1.91%	0	2007
	14.750184	15.153195	2.73%	0	2006
	14.686262	14.750184	0.44%	0	2005
	13.449871	14.686262	9.19%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.671311	12.405589	28.27%	0	2009
	16.364175	9.671311	-40.90%	0	2008
	15.582420	16.364175	5.02%	0	2007
	14.040548	15.582420	10.98%	0	2006
	13.461682	14.040548	4.30%	0	2005
	12.175732	13.461682	10.65%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.235291	12.35%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.349779	23.50%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.374717	8.883044	20.45%	1,003,812	2009
	10.760245	7.374717	-31.46%	665,988	2008
	10.388304	10.760245	3.58%	0	2007
	10.000000	10.388304	3.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.167766	10.034933	9.46%	879,764	2009
	10.422119	9.167766	-12.04%	556,492	2008
	10.370531	10.422119	0.50%	0	2007
	10.000000	10.370531	3.71%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.130857	9.855254	38.21%	9,701	2009
	11.907068	7.130857	-40.11%	7,523	2008
	10.668873	11.907068	11.61%	0	2007
	10.000000	10.668873	6.69%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.063428	8.213007	35.45%	12,748	2009
	11.136891	6.063428	-45.56%	9,090	2008
	10.198772	11.136891	9.20%	0	2007
	10.000000	10.198772	1.99%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.883189	7.504244	27.55%	1,234,183	2009
	9.732937	5.883189	-39.55%	849,136	2008
	10.000000	9.732937	-2.67%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.705005	13.829411	42.50%	0	2009
	13.808890	9.705005	-29.72%	0	2008
	13.720218	13.808890	0.65%	0	2007
	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.911027	11.279336	42.58%	0	2009
	11.273300	7.911027	-29.83%	0	2008
	11.197258	11.273300	0.68%	0	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.464746	30.983124	59.18%	0	2009
	47.408702	19.464746	-58.94%	0	2008
	33.459249	47.408702	41.69%	0	2007
	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.739775	18.686852	59.18%	0	2009
	28.548554	11.739775	-58.88%	0	2008
	20.112666	28.548554	41.94%	0	2007
	15.089546	20.112666	33.29%	0	2006
	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.419158	6.846778	26.34%	567	2009
	10.000000	5.419158	-45.81%	634	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.201389	32.01%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.071088	7.570741	49.29%	0	2009
	10.000000	5.071088	-49.29%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.076866	7.785654	28.12%	598	2009
	10.000000	6.076866	-39.23%	579	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.309660	7.956194	26.10%	0	2009
	10.000000	6.309660	-36.90%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.860440	9.192454	16.95%	516,087	2009
	10.000000	7.860440	-21.40%	211,256	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.143618	8.656945	21.18%	141,194	2009
	10.000000	7.143618	-28.56%	113,918	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.002246	9.930231	10.31%	19,476	2009
	10.000000	9.002246	-9.98%	4,180	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.498783	8.925125	19.02%	2,458	2009
	10.000000	7.498783	-25.01%	2,461	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.783234	8.380060	23.54%	43,622	2009
	10.000000	6.783234	-32.17%	43,622	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.237629	9.461446	14.86%	107,777	2009
	10.000000	8.237629	-17.62%	76,199	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.763757	10.348160	5.99%	1,057	2009
	10.000000	9.763757	-2.36%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.769545	11.102394	13.64%	441	2009
	10.000000	9.769545	-2.30%	170	2008*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.248359	11.273580	0.22%	23,511	2009
	10.698976	11.248359	5.13%	20,350	2008
	10.231074	10.698976	4.57%	0	2007
	10.143040	10.231074	0.87%	0	2006
	10.063343	10.143040	0.79%	0	2005
	9.985062	10.063343	0.78%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.395945	8.028332	25.52%	111	2009
	11.515743	6.395945	-44.46%	131	2008
	10.787646	11.515743	6.75%	0	2007
	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.616670	14.422386	24.15%	0	2009
	18.846640	11.616670	-38.36%	0	2008
	18.226640	18.846640	3.40%	0	2007
	15.978276	18.226640	14.07%	0	2006
	15.167023	15.978276	5.35%	0	2005
	13.628322	15.167023	11.29%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.453037	14.53%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.008267	20.08%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.732127	11.426159	6.47%	2,867	2009
	11.700793	10.732127	-8.28%	1,137	2008
	11.377827	11.700793	2.84%	0	2007
	10.980000	11.377827	3.62%	0	2006
	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.203480	13.027001	16.28%	416,304	2009
	14.946124	11.203480	-25.04%	269,145	2008
	14.495297	14.946124	3.11%	0	2007
	13.336606	14.495297	8.69%	0	2006
	12.970434	13.336606	2.82%	0	2005
	12.132370	12.970434	6.91%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.493521	13.953951	21.41%	11,433	2009
	17.164824	11.493521	-33.04%	11,508	2008
	16.570109	17.164824	3.59%	14,272	2007
	14.821279	16.570109	11.80%	14,528	2006
	14.181698	14.821279	4.51%	14,536	2005
	12.962759	14.181698	9.40%	4,144	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.995112	12.293875	11.81%	461,805	2009
	13.260561	10.995112	-17.08%	284,089	2008
	12.836281	13.260561	3.31%	0	2007
	12.129392	12.836281	5.83%	0	2006
	11.893276	12.129392	1.99%	3,437	2005
	11.371597	11.893276	4.59%	3,437	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.263795	16.368904	33.47%	2,272	2009
	19.777604	12.263795	-37.99%	1,841	2008
	18.842211	19.777604	4.96%	0	2007
	17.567024	18.842211	7.26%	0	2006
	16.055123	17.567024	9.42%	0	2005
	14.213733	16.055123	12.96%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.076866	9.839148	-2.36%	22,994	2009
	10.116888	10.076866	-0.40%	19,967	2008
	9.892906	10.116888	2.26%	0	2007
	9.696233	9.892906	2.03%	0	2006
	9.675846	9.696233	0.21%	0	2005
	9.833986	9.675846	-1.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.476576	11.504219	21.40%	3,487	2009
	11.739599	9.476576	-19.28%	985	2008
	11.498052	11.739599	2.10%	0	2007
	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.025673	8.004600	32.84%	0	2009
	10.000000	6.025673	-39.74%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.932772	13.818983	26.40%	0	2009
	20.930654	10.932772	-47.77%	0	2008
	20.882678	20.930654	0.23%	0	2007
	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.786620	9.840982	26.38%	3,590	2009
	14.899800	7.786620	-47.74%	2,832	2008
	14.867113	14.899800	0.22%	0	2007
	12.443489	14.867113	19.48%	0	2006
	11.402939	12.443489	9.13%	0	2005
	10.000000	11.402939	14.03%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.258057	7.900660	26.25%	0	2009
	10.000000	6.258057	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.246255	7.767444	24.35%	813	2009
	10.000000	6.246255	-37.54%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.169051	7.629059	23.67%	7,356	2009
	10.000000	6.169051	-38.31%	1,436	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.648947	8.466646	27.34%	0	2009
	10.000000	6.648947	-33.51%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	8.884717	11.028944	24.13%	0	2009
	17.027965	8.884717	-47.82%	0	2008
	15.935079	17.027965	6.86%	0	2007
	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.000376	15.969545	22.84%	217	2009
	19.676194	13.000376	-33.93%	207	2008
	21.734096	19.676194	-9.47%	0	2007
	19.015924	21.734096	14.29%	0	2006
	18.954921	19.015924	0.32%	0	2005
	16.599553	18.954921	14.19%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.033906	15.788870	31.20%	1,349	2009
	20.002253	12.033906	-39.84%	1,147	2008
	20.115799	20.002253	-0.56%	0	2007
	18.441819	20.115799	9.08%	0	2006
	16.868575	18.441819	9.33%	0	2005
	14.550118	16.868575	15.93%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.668944	11.848623	22.54%	0	2009
	16.967780	9.668944	-43.02%	1,200	2008
	16.115265	16.967780	5.29%	0	2007
	14.559299	16.115265	10.69%	0	2006
	13.935234	14.559299	4.48%	0	2005
	13.035102	13.935234	6.91%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.542287	7.059729	27.38%	0	2009
	10.000000	5.542287	-44.58%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.783586	10.227686	4.54%	27,171	2009
	10.000000	9.783586	-2.16%	21,671	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.828419	28.28%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.824878	28.25%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.298729	12.893005	25.19%	6,510	2009
	16.808572	10.298729	-38.73%	4,351	2008
	17.685246	16.808572	-4.96%	1,510	2007
	15.679216	17.685246	12.79%	1,557	2006
	15.453033	15.679216	1.46%	1,557	2005
	13.522524	15.453033	14.28%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.933822	12.569288	40.69%	4,380	2009
	16.846489	8.933822	-46.97%	3,730	2008
	15.161714	16.846489	11.11%	0	2007
	14.425439	15.161714	5.10%	0	2006
	14.093816	14.425439	2.35%	0	2005
	13.544281	14.093816	4.06%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.805899	11.979102	36.03%	0	2009
	15.125579	8.805899	-41.78%	0	2008
	14.614166	15.125579	3.50%	0	2007
	12.753485	14.614166	14.59%	0	2006
	11.456748	12.753485	11.32%	0	2005
	10.000000	11.456748	14.57%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.396479	18.220521	36.01%	0	2009
	23.004518	13.396479	-41.77%	0	2008
	22.221980	23.004518	3.52%	0	2007
	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.979825	2.442780	23.38%	0	2009
	9.493450	1.979825	-79.15%	0	2008
	10.000000	9.493450	-5.07%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.746925	3.376733	22.93%	0	2009
	13.136527	2.746925	-79.09%	0	2008
	13.524768	13.136527	-2.87%	0	2007
	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.753109	12.183755	24.92%	6,059	2009
	16.282810	9.753109	-40.10%	6,064	2008
	16.020323	16.282810	1.64%	0	2007
	14.302317	16.020323	12.01%	0	2006
	13.857431	14.302317	3.21%	0	2005
	13.008434	13.857431	6.53%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.168939	16.257290	33.60%	2,560	2009
	20.112327	12.168939	-39.50%	2,039	2008
	20.900654	20.112327	-3.77%	0	2007
	18.675684	20.900654	11.91%	0	2006
	17.439231	18.675684	7.09%	0	2005
	14.992384	17.439231	16.32%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.789730	7.90%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.868605	8.69%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.451603	10.707877	26.70%	0	2009
	14.126361	8.451603	-40.17%	0	2008
	15.406108	14.126361	-8.31%	0	2007
	13.617198	15.406108	13.14%	0	2006
	13.257903	13.617198	2.71%	0	2005
	12.225398	13.257903	8.45%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.278549	13.719414	21.64%	0	2009
	20.618722	11.278549	-45.30%	0	2008
	19.497223	20.618722	5.75%	0	2007
	15.639878	19.497223	24.66%	0	2006
	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.032730	12.849536	59.96%	0	2009
	13.071164	8.032730	-38.55%	0	2008
	12.693644	13.071164	2.97%	0	2007
	12.334505	12.693644	2.91%	0	2006
	11.956265	12.334505	3.16%	0	2005
	11.663262	11.956265	2.51%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.300161	10.102664	38.39%	7,799	2009
	13.043082	7.300161	-44.03%	7,029	2008
	11.881632	13.043082	9.78%	0	2007
	11.134297	11.881632	6.71%	0	2006
	10.000000	11.134297	11.34%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.580883	9.267224	22.24%	13,030	2009
	12.187621	7.580883	-37.80%	9,889	2008
	12.121713	12.187621	0.54%	0	2007
	10.467009	12.121713	15.81%	0	2006
	10.000000	10.467009	4.67%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.395057	10.029772	6.76%	2,447	2009
	10.750102	9.395057	-12.60%	2,475	2008
	10.469540	10.750102	2.68%	0	2007
	10.357447	10.469540	1.08%	0	2006
	10.209786	10.357447	1.45%	0	2005
	10.051446	10.209786	1.58%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.663256	17.351204	26.99%	0	2009
	16.465960	13.663256	-17.02%	0	2008
	15.858933	16.465960	3.83%	0	2007
	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.318017	11.555452	24.01%	0	2009
	15.366383	9.318017	-39.36%	0	2008
	14.321033	15.366383	7.30%	0	2007
	12.906440	14.321033	10.96%	0	2006
	12.159354	12.906440	6.14%	0	2005
	11.360221	12.159354	7.03%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.307548	9.361271	12.68%	0	2009
	12.008233	8.307548	-30.82%	0	2008
	11.436427	12.008233	5.00%	0	2007
	10.448448	11.436427	9.46%	0	2006
	10.196118	10.448448	2.47%	0	2005
	10.000000	10.196118	1.96%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.483208	9.072427	39.94%	0	2009
	10.888636	6.483208	-40.46%	0	2008
	10.368583	10.888636	5.02%	0	2007
	10.379189	10.368583	-0.10%	0	2006
	10.060159	10.379189	3.17%	0	2005
	10.000000	10.060159	0.60%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.399904	12.514207	48.98%	0	2009
	14.693478	8.399904	-42.83%	0	2008
	13.229671	14.693478	11.06%	0	2007
	11.041755	13.229671	19.81%	0	2006
	10.647759	11.041755	3.70%	0	2005
	10.000000	10.647759	6.48%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.471515	11.446041	9.31%	0	2009
	10.478499	10.471515	-0.07%	0	2008
	10.111554	10.478499	3.63%	0	2007
	9.978681	10.111554	1.33%	0	2006
	10.033006	9.978681	-0.54%	0	2005
	10.000000	10.033006	0.33%	0	2004*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.136716	11.900508	17.40%	0	2009
	17.522625	10.136716	-42.15%	0	2008
	17.132435	17.522625	2.28%	0	2007
	15.011819	17.132435	14.13%	0	2006
	14.711581	15.011819	2.04%	0	2005
	13.559370	14.711581	8.50%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.245136	17.040614	39.16%	72	2009
	19.537545	12.245136	-37.33%	78	2008
	19.729605	19.537545	-0.97%	0	2007
	17.708748	19.729605	11.41%	0	2006
	17.023266	17.708748	4.03%	0	2005
	14.665279	17.023266	16.16%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.705391	11.509854	7.51%	197	2009
	11.151420	10.705391	-4.00%	239	2008
	10.441688	11.151420	6.80%	0	2007
	10.535966	10.441688	-0.89%	0	2006
	10.633674	10.535966	-0.92%	409	2005
	10.302113	10.633674	3.22%	409	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.525912	12.092990	14.89%	0	2009
	16.532270	10.525912	-36.33%	0	2008
	17.023627	16.532270	-2.89%	0	2007
	14.938245	17.023627	13.96%	0	2006
	14.650506	14.938245	1.96%	0	2005
	13.340824	14.650506	9.82%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.142685	11.576682	26.62%	151	2009
	12.415593	9.142685	-26.36%	142	2008
	13.045604	12.415593	-4.83%	0	2007
	11.122619	13.045604	17.29%	0	2006
	10.000000	11.122619	11.23%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.690395	13.653129	16.79%	784	2009
	16.373073	11.690395	-28.60%	706	2008
	17.727829	16.373073	-7.64%	1,132	2007
	15.339459	17.727829	15.57%	0	2006
	14.995617	15.339459	2.29%	0	2005
	13.463753	14.995617	11.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.977951	19.78%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.083009	15.956377	21.96%	0	2009
	19.413832	13.083009	-32.61%	0	2008
	20.035455	19.413832	-3.10%	0	2007
	17.950420	20.035455	11.62%	0	2006
	17.158677	17.950420	4.61%	0	2005
	14.431180	17.158677	18.90%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.173974	12.509578	22.96%	0	2009
	16.640276	10.173974	-38.86%	0	2008
	16.249423	16.640276	2.41%	0	2007
	14.457861	16.249423	12.39%	0	2006
	14.190724	14.457861	1.88%	0	2005
	13.182365	14.190724	7.65%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.562171	12.593764	19.23%	219	2009
	15.407134	10.562171	-31.45%	201	2008
	14.783274	15.407134	4.22%	0	2007
	13.039977	14.783274	13.37%	0	2006
	12.837908	13.039977	1.57%	0	2005
	12.557974	12.837908	2.23%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.083446	9.916933	22.68%	0	2009
	13.316963	8.083446	-39.30%	0	2008
	15.389337	13.316963	-13.47%	0	2007
	15.238321	15.389337	0.99%	0	2006
	14.797652	15.238321	2.98%	0	2005
	13.660398	14.797652	8.33%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.036050	12.193781	10.49%	0	2009
	16.085922	11.036050	-31.39%	0	2008
	15.041862	16.085922	6.94%	0	2007
	13.316875	15.041862	12.95%	0	2006
	13.422830	13.316875	-0.79%	0	2005
	12.846538	13.422830	4.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.457548	11.085499	17.21%	461	2009
	10.487165	9.457548	-9.82%	525	2008
	10.226332	10.487165	2.55%	576	2007
	10.087058	10.226332	1.38%	0	2006
	10.238648	10.087058	-1.48%	0	2005
	10.158553	10.238648	0.79%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.764105	10.597437	20.92%	0	2009
	12.006244	8.764105	-27.00%	0	2008
	11.353202	12.006244	5.75%	0	2007
	10.620105	11.353202	6.90%	0	2006
	10.000000	10.620105	6.20%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.370448	10.496453	25.40%	0	2009
	12.769450	8.370448	-34.45%	0	2008
	11.905261	12.769450	7.26%	0	2007
	10.924667	11.905261	8.98%	0	2006
	10.000000	10.924667	9.25%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	8.012990	10.253829	27.97%	1,119	2009
	13.286249	8.012990	-39.69%	1,123	2008
	12.262972	13.286249	8.34%	1,125	2007
	11.131386	12.262972	10.17%	0	2006
	10.000000	11.131386	11.31%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.780264	15.567520	32.15%	654	2009
	21.073191	11.780264	-44.10%	684	2008
	18.418323	21.073191	14.41%	602	2007
	16.942716	18.418323	8.71%	1,141	2006
	14.888369	16.942716	13.80%	2,836	2005
	13.253125	14.888369	12.34%	790	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.555447	13.755725	43.96%	0	2009
	21.485179	9.555447	-55.53%	0	2008
	15.124483	21.485179	42.06%	0	2007
	13.294360	15.124483	13.77%	0	2006
	10.000000	13.294360	32.94%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.792217	12.406856	26.70%	962	2009
	17.554161	9.792217	-44.22%	861	2008
	17.771362	17.554161	-1.22%	59	2007
	15.189265	17.771362	17.00%	0	2006
	14.748070	15.189265	2.99%	790	2005
	13.591582	14.748070	8.51%	790	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.386449	11.717100	24.83%	0	2009
	18.262570	9.386449	-48.60%	0	2008
	14.782584	18.262570	23.54%	0	2007
	14.218384	14.782584	3.97%	0	2006
	13.814271	14.218384	2.93%	0	2005
	13.732447	13.814271	0.60%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.025210	11.292485	12.64%	99,750	2009
	10.645498	10.025210	-5.83%	93,747	2008
	10.486033	10.645498	1.52%	97,224	2007
	10.321705	10.486033	1.59%	342	2006
	10.383480	10.321705	-0.59%	614	2005
	10.216209	10.383480	1.64%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.463722	19.718277	36.33%	740	2009
	24.551947	14.463722	-41.09%	780	2008
	21.824423	24.551947	12.50%	817	2007
	19.902525	21.824423	9.66%	319	2006
	17.286403	19.902525	15.13%	1,021	2005
	14.215347	17.286403	21.60%	449	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.473207	16.589191	23.13%	0	2009
	24.647298	13.473207	-45.34%	0	2008
	21.588201	24.647298	14.17%	0	2007
	18.789457	21.588201	14.90%	0	2006
	16.214347	18.789457	15.88%	0	2005
	14.668519	16.214347	10.54%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.102905	11.206366	23.11%	141	2009
	16.648211	9.102905	-45.32%	132	2008
	14.581028	16.648211	14.18%	271	2007
	12.686350	14.581028	14.93%	0	2006
	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.125372	15.522392	53.30%	0	2009
	21.309015	10.125372	-52.48%	0	2008
	20.719740	21.309015	2.84%	0	2007
	18.307851	20.719740	13.17%	0	2006
	18.321666	18.307851	-0.08%	393	2005
	16.498459	18.321666	11.05%	393	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.661922	10.134822	32.28%	7,299	2009
	11.165991	7.661922	-31.38%	7,299	2008
	11.033444	11.165991	1.20%	0	2007
	10.000000	11.033444	10.33%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.009094	12.601987	14.47%	0	2009
	15.481515	11.009094	-28.89%	7	2008
	16.310931	15.481515	-5.09%	262	2007
	14.275060	16.310931	14.26%	735	2006
	14.147775	14.275060	0.90%	1,318	2005
	13.065946	14.147775	8.28%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	12.987653	16.363254	25.99%	17,254	2009
	19.877499	12.987653	-34.66%	44	2008
	20.876474	19.877499	-4.79%	39	2007
	18.292933	20.876474	14.12%	0	2006
	17.239551	18.292933	6.11%	0	2005
	14.281063	17.239551	20.72%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.546717	8.318335	27.06%	0	2009
	10.000000	6.546717	-34.53%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.126843	15.370257	68.41%	0	2009
	19.769804	9.126843	-53.83%	0	2008
	15.749248	19.769804	25.53%	0	2007
	12.595749	15.749248	25.04%	0	2006
	10.000000	12.595749	25.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.160142	17.593188	33.69%	0	2009
	22.628094	13.160142	-41.84%	0	2008
	20.093511	22.628094	12.61%	0	2007
	16.959584	20.093511	18.48%	0	2006
	15.779632	16.959584	7.48%	0	2005
	13.647154	15.779632	15.63%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.532448	12.757882	33.84%	1,125	2009
	16.394392	9.532448	-41.86%	38,332	2008
	14.559452	16.394392	12.60%	18,224	2007
	12.287035	14.559452	18.49%	0	2006
	11.435943	12.287035	7.44%	0	2005
	10.000000	11.435943	14.36%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.006042	13.900489	15.78%	0	2009
	11.588307	12.006042	3.60%	0	2008
	10.700355	11.588307	8.30%	0	2007
	9.719950	10.700355	10.09%	0	2006
	10.000000	9.719950	-2.80%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.179408	10.809773	17.76%	0	2009
	16.402026	9.179408	-44.03%	0	2008
	15.050381	16.402026	8.98%	0	2007
	14.546160	15.050381	3.47%	0	2006
	13.732369	14.546160	5.93%	0	2005
	13.238858	13.732369	3.73%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.458854	14.486734	38.51%	0	2009
	20.279762	10.458854	-48.43%	0	2008
	18.807989	20.279762	7.83%	0	2007
	16.583219	18.807989	13.42%	0	2006
	15.556921	16.583219	6.60%	0	2005
	13.835078	15.556921	12.45%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.769096	17.69%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.036257	14.745250	22.51%	0	2009
	14.699480	12.036257	-18.12%	0	2008
	13.664876	14.699480	7.57%	0	2007
	12.685875	13.664876	7.72%	0	2006
	12.078253	12.685875	5.03%	0	2005
	11.433374	12.078253	5.64%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.036669	17.144910	42.44%	90	2009
	22.157894	12.036669	-45.68%	102	2008
	16.626188	22.157894	33.27%	0	2007
	15.618794	16.626188	6.45%	0	2006
	14.223799	15.618794	9.81%	0	2005
	12.360038	14.223799	15.08%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.139015	21.205262	74.69%	4,066	2009
	26.040744	12.139015	-53.38%	4,145	2008
	20.845919	26.040744	24.92%	1,856	2007
	14.565974	20.845919	43.11%	0	2006
	11.309454	14.565974	28.79%	0	2005
	10.000000	11.309454	13.09%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.710580	30.937956	74.69%	0	2009
	38.008036	17.710580	-53.40%	0	2008
	30.438823	38.008036	24.87%	0	2007
	21.278655	30.438823	43.05%	0	2006
	16.531078	21.278655	28.72%	0	2005
	14.278047	16.531078	15.78%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.428774	12.793737	35.69%	0	2009
	15.338099	9.428774	-38.53%	0	2008
	14.163861	15.338099	8.29%	0	2007
	13.530321	14.163861	4.68%	0	2006
	13.306701	13.530321	1.68%	0	2005
	12.516282	13.306701	6.32%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.244149	14.625800	19.45%	43,173	2009
	18.662974	12.244149	-34.39%	278	2008
	17.783782	18.662974	4.94%	0	2007
	15.127122	17.783782	17.56%	0	2006
	14.564059	15.127122	3.87%	0	2005
	13.002118	14.564059	12.01%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.416780	10.314282	22.54%	0	2009
	12.165680	8.416780	-32.08%	0	2008
	11.668846	12.165680	4.26%	0	2007
	10.832357	11.668846	7.72%	0	2006
	10.676963	10.832357	1.46%	0	2005
	10.000000	10.676963	6.77%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.516376	9.414950	10.55%	62,310	2009
	10.084556	8.516376	-15.55%	107,110	2008
	9.868330	10.084556	2.19%	98,041	2007
	9.707576	9.868330	1.66%	0	2006
	9.809131	9.707576	-1.04%	0	2005
	9.977746	9.809131	-1.69%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.753677	10.482189	19.75%	105	2009
	14.826537	8.753677	-40.96%	85	2008
	15.123174	14.826537	-1.96%	84	2007
	14.728489	15.123174	2.68%	0	2006
	14.672165	14.728489	0.38%	0	2005
	13.443839	14.672165	9.14%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.643260	12.363271	28.21%	0	2009
	16.325115	9.643260	-40.93%	0	2008
	15.553233	16.325115	4.96%	58,644	2007
	14.021406	15.553233	10.92%	0	2006
	13.450191	14.021406	4.25%	0	2005
	12.171575	13.450191	10.50%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.231448	12.31%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.345554	23.46%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.364637	8.866355	20.39%	138,749	2009
	10.751051	7.364637	-31.50%	140,727	2008
	10.384782	10.751051	3.53%	35,240	2007
	10.000000	10.384782	3.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.155239	10.016084	9.40%	121,742	2009
	10.413211	9.155239	-12.08%	132,653	2008
	10.367005	10.413211	0.45%	41,655	2007
	10.000000	10.367005	3.67%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.121110	9.836750	38.14%	819	2009
	11.896907	7.121110	-40.14%	851	2008
	10.665256	11.896907	11.55%	163	2007
	10.000000	10.665256	6.65%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.055135	8.197583	35.38%	2,420	2009
	11.127375	6.055135	-45.58%	2,983	2008
	10.195307	11.127375	9.14%	1,977	2007
	10.000000	10.195307	1.95%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.878154	7.493979	27.49%	170,369	2009
	9.729601	5.878154	-39.58%	169,561	2008
	10.000000	9.729601	-2.70%	39,764	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.675824	13.780774	42.42%	0	2009
	13.774431	9.675824	-29.76%	0	2008
	13.693028	13.774431	0.59%	0	2007
	12.690302	13.693028	7.90%	0	2006
	12.705685	12.690302	-0.12%	0	2005
	11.830259	12.705685	7.40%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.896161	11.252388	42.50%	0	2009
	11.257892	7.896161	-29.86%	0	2008
	11.187725	11.257892	0.63%	0	2007
	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.417302	6.840924	26.28%	306	2009
	10.000000	5.417302	-45.83%	149	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.196872	31.97%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.069348	7.564284	49.22%	0	2009
	10.000000	5.069348	-49.31%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.074785	7.778999	28.05%	93,252	2009
	10.000000	6.074785	-39.25%	97,246	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.307499	7.949395	26.03%	0	2009
	10.000000	6.307499	-36.93%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.857757	9.184621	16.89%	44,560	2009
	10.000000	7.857757	-21.42%	44,916	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.141169	8.649552	21.12%	2,729	2009
	10.000000	7.141169	-28.59%	2,733	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.999173	9.921753	10.25%	0	2009
	10.000000	8.999173	-10.01%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.496218	8.917492	18.96%	0	2009
	10.000000	7.496218	-25.04%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.780906	8.372890	23.48%	0	2009
	10.000000	6.780906	-32.19%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.234811	9.453358	14.80%	0	2009
	10.000000	8.234811	-17.65%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.760428	10.339346	5.93%	74,066	2009
	10.000000	9.760428	-2.40%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.766207	11.092915	13.58%	0	2009
	10.000000	9.766207	-2.34%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.406222	30.874151	59.09%	0	2009
	47.290499	19.406222	-58.96%	0	2008
	33.393003	47.290499	41.62%	0	2007
	25.110278	33.393003	32.99%	0	2006
	19.450243	25.110278	29.10%	0	2005
	16.555214	19.450243	17.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.711769	18.632720	59.09%	0	2009
	28.495127	11.711769	-58.90%	0	2008
	20.085355	28.495127	41.87%	0	2007
	15.076760	20.085355	33.22%	0	2006
	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.214537	11.233920	0.17%	87,246	2009
	10.672268	11.214537	5.08%	99,165	2008
	10.210801	10.672268	4.52%	96,626	2007
	10.128125	10.210801	0.82%	699	2006
	10.053669	10.128125	0.74%	1,255	2005
	9.980581	10.053669	0.73%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.387196	8.013249	25.46%	0	2009
	11.505905	6.387196	-44.49%	0	2008
	10.783989	11.505905	6.69%	0	2007
	10.000000	10.783989	7.84%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.581745	14.371664	24.09%	0	2009
	18.799631	11.581745	-38.39%	750	2008
	18.190547	18.799631	3.35%	785	2007
	15.954789	18.190547	14.01%	817	2006
	15.152466	15.954789	5.29%	1,164	2005
	13.622215	15.152466	11.23%	1,198	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.449122	14.49%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.004174	20.04%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.699867	11.385965	6.41%	0	2009
	11.671609	10.699867	-8.33%	0	2008
	11.355298	11.671609	2.79%	0	2007
	10.963864	11.355298	3.57%	0	2006
	10.878703	10.963864	0.78%	0	2005
	10.656145	10.878703	2.09%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.169797	12.981180	16.22%	200,646	2009
	14.908837	11.169797	-25.08%	217,596	2008
	14.466587	14.908837	3.06%	208,776	2007
	13.316989	14.466587	8.63%	79,924	2006
	12.957978	13.316989	2.77%	80,112	2005
	12.126932	12.957978	6.85%	80,114	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.458975	13.904885	21.34%	52,511	2009
	17.122021	11.458975	-33.07%	54,507	2008
	16.537302	17.122021	3.54%	47,493	2007
	14.799488	16.537302	11.74%	34,372	2006
	14.168087	14.799488	4.46%	30,868	2005
	12.956746	14.168087	9.35%	39,451	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.962065	12.250643	11.75%	94,896	2009
	13.227483	10.962065	-17.13%	111,922	2008
	12.810853	13.227483	3.25%	106,044	2007
	12.111554	12.810853	5.77%	0	2006
	11.881848	12.111554	1.93%	0	2005
	11.366500	11.881848	4.53%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.226918	16.311332	33.41%	466	2009
	19.728273	12.226918	-38.02%	429	2008
	18.804895	19.728273	4.91%	0	2007
	17.541202	18.804895	7.20%	0	2006
	16.039710	17.541202	9.36%	0	2005
	14.207354	16.039710	12.90%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.046370	9.804346	-2.41%	29,266	2009
	10.091441	10.046370	-0.45%	22,320	2008
	9.873106	10.091441	2.21%	37,344	2007
	9.681775	9.873106	1.98%	0	2006
	9.666356	9.681775	0.16%	0	2005
	9.829376	9.666356	-1.66%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.448066	11.463730	21.33%	142	2009
	11.710288	9.448066	-19.32%	159	2008
	11.475254	11.710288	2.05%	365	2007
	11.219811	11.475254	2.28%	0	2006
	11.255447	11.219811	-0.32%	0	2005
	10.830451	11.255447	3.92%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.023605	7.997740	32.77%	74,076	2009
	10.000000	6.023605	-39.76%	65,382	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.901052	13.771826	26.33%	0	2009
	20.880662	10.901052	-47.79%	0	2008
	20.843538	20.880662	0.18%	0	2007
	17.455106	20.843538	19.41%	0	2006
	16.005733	17.455106	9.06%	0	2005
	13.673012	16.005733	17.06%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.768032	9.812454	26.32%	2,834	2009
	14.871871	7.768032	-47.77%	29,291	2008
	14.846906	14.871871	0.17%	30,271	2007
	12.432919	14.846906	19.42%	0	2006
	11.399085	12.432919	9.07%	0	2005
	10.000000	11.399085	13.99%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.255910	7.893914	26.18%	38,501	2009
	10.000000	6.255910	-37.44%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.244104	7.760798	24.29%	0	2009
	10.000000	6.244104	-37.56%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.166942	7.622543	23.60%	41,078	2009
	10.000000	6.166942	-38.33%	33,171	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.646660	8.459404	27.27%	37,620	2009
	10.000000	6.646660	-33.53%	55,322	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	8.857995	10.990144	24.07%	0	2009
	16.985489	8.857995	-47.85%	0	2008
	15.903523	16.985489	6.80%	0	2007
	15.829399	15.903523	0.47%	0	2006
	15.060659	15.829399	5.10%	0	2005
	13.642354	15.060659	10.40%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	12.961264	15.913342	22.78%	1,069	2009
	19.627066	12.961264	-33.96%	960	2008
	21.691010	19.627066	-9.52%	712	2007
	18.987931	21.691010	14.24%	0	2006
	18.936699	18.987931	0.27%	0	2005
	16.592095	18.936699	14.13%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.997722	15.733331	31.14%	176	2009
	19.952370	11.997722	-39.87%	2,745	2008
	20.075975	19.952370	-0.62%	2,082	2007
	18.414714	20.075975	9.02%	0	2006
	16.852384	18.414714	9.27%	0	2005
	14.543597	16.852384	15.87%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.639863	11.806930	22.48%	52,599	2009
	16.925444	9.639863	-43.05%	66,827	2008
	16.083340	16.925444	5.24%	46,434	2007
	14.537894	16.083340	10.63%	0	2006
	13.921850	14.537894	4.43%	0	2005
	13.029251	13.921850	6.85%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.540370	7.053674	27.31%	0	2009
	10.000000	5.540370	-44.60%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.780247	10.218966	4.49%	3,609	2009
	10.000000	9.780247	-2.20%	223	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.824034	28.24%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.820489	28.20%	48,094	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.267780	12.847687	25.13%	961	2009
	16.766670	10.267780	-38.76%	1,062	2008
	17.650248	16.766670	-5.01%	25,641	2007
	15.656179	17.650248	12.74%	0	2006
	15.438204	15.656179	1.41%	0	2005
	13.516468	15.438204	14.22%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.906952	12.525061	40.62%	0	2009
	16.804469	8.906952	-47.00%	0	2008
	15.131697	16.804469	11.05%	0	2007
	14.404240	15.131697	5.05%	0	2006
	14.080295	14.404240	2.30%	0	2005
	13.538203	14.080295	4.00%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.784872	11.944378	35.97%	0	2009
	15.097235	8.784872	-41.81%	0	2008
	14.594300	15.097235	3.45%	0	2007
	12.742651	14.594300	14.53%	0	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.356205	18.156435	35.94%	0	2009
	22.947137	13.356205	-41.80%	0	2008
	22.177973	22.947137	3.47%	0	2007
	19.370009	22.177973	14.50%	0	2006
	17.407459	19.370009	11.27%	0	2005
	15.010694	17.407459	15.97%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.978125	2.439427	23.32%	0	2009
	9.490192	1.978125	-79.16%	0	2008
	10.000000	9.490192	-5.10%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.738656	3.364858	22.87%	0	2009
	13.103739	2.738656	-79.10%	0	2008
	13.497972	13.103739	-2.92%	0	2007
	12.667295	13.497972	6.56%	0	2006
	12.729317	12.667295	-0.49%	0	2005
	12.001048	12.729317	6.07%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.723776	12.140898	24.86%	44,498	2009
	16.242194	9.723776	-40.13%	58,888	2008
	15.988600	16.242194	1.59%	46,132	2007
	14.281290	15.988600	11.95%	0	2006
	13.844123	14.281290	3.16%	0	2005
	13.002597	13.844123	6.47%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.132345	16.200094	33.53%	45	2009
	20.062157	12.132345	-39.53%	13,463	2008
	20.859269	20.062157	-3.82%	9,207	2007
	18.648225	20.859269	11.86%	0	2006
	17.422486	18.648225	7.04%	0	2005
	14.985665	17.422486	16.26%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.786034	7.86%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.864884	8.65%	24,431	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.245851	13.672627	21.58%	0	2009
	20.569506	11.245851	-45.33%	0	2008
	19.460698	20.569506	5.70%	0	2007
	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.245851	13.672627	21.58%	0	2009
	20.569506	11.245851	-45.33%	0	2008
	19.460698	20.569506	5.70%	0	2007
	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	8.009437	12.805711	59.88%	0	2009
	13.039960	8.009437	-38.58%	0	2008
	12.669848	13.039960	2.92%	0	2007
	12.317677	12.669848	2.86%	0	2006
	11.946053	12.317677	3.11%	0	2005
	11.659268	11.946053	2.46%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.286453	10.078536	38.32%	204	2009
	13.025297	7.286453	-44.06%	32,964	2008
	11.871543	13.025297	9.72%	15,962	2007
	11.130518	11.871543	6.66%	0	2006
	10.000000	11.130518	11.31%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.566643	9.245081	22.18%	7,107	2009
	12.170989	7.566643	-37.83%	6,432	2008
	12.111410	12.170989	0.49%	5,222	2007
	10.463452	12.111410	15.75%	0	2006
	10.000000	10.463452	4.63%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.367803	9.995553	6.70%	0	2009
	10.724417	9.367803	-12.65%	78,118	2008
	10.449907	10.724417	2.63%	74,561	2007
	10.343311	10.449907	1.03%	0	2006
	10.201060	10.343311	1.39%	0	2005
	10.047999	10.201060	1.52%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.621265	17.289027	26.93%	0	2009
	16.423787	13.621265	-17.06%	0	2008
	15.826474	16.423787	3.77%	0	2007
	14.641085	15.826474	8.10%	0	2006
	13.383536	14.641085	9.40%	0	2005
	12.463435	13.383536	7.38%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.292375	11.517749	23.95%	0	2009
	15.331964	9.292375	-39.39%	0	2008
	14.296311	15.331964	7.24%	0	2007
	12.890742	14.296311	10.90%	0	2006
	12.150760	12.890742	6.09%	0	2005
	11.358011	12.150760	6.98%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.290001	9.336712	12.63%	0	2009
	11.989016	8.290001	-30.85%	0	2008
	11.424010	11.989016	4.95%	0	2007
	10.442438	11.424010	9.40%	0	2006
	10.195461	10.442438	2.42%	0	2005
	10.000000	10.195461	1.95%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.469496	9.048617	39.87%	0	2009
	10.871202	6.469496	-40.49%	0	2008
	10.357311	10.871202	4.96%	0	2007
	10.373223	10.357311	-0.15%	0	2006
	10.059509	10.373223	3.12%	0	2005
	10.000000	10.059509	0.60%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.382156	12.481372	48.90%	0	2009
	14.669980	8.382156	-42.86%	0	2008
	13.215323	14.669980	11.01%	0	2007
	11.035411	13.215323	19.75%	0	2006
	10.647075	11.035411	3.65%	0	2005
	10.000000	10.647075	6.47%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.449397	11.416015	9.25%	0	2009
	10.461728	10.449397	-0.12%	0	2008
	10.100574	10.461728	3.58%	0	2007
	9.972940	10.100574	1.28%	0	2006
	10.032360	9.972940	-0.59%	0	2005
	10.000000	10.032360	0.32%	0	2004*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.075814	11.816881	17.28%	0	2009
	17.435268	10.075814	-42.21%	0	2008
	17.064599	17.435268	2.17%	0	2007
	14.967672	17.064599	14.01%	0	2006
	14.683317	14.967672	1.94%	0	2005
	13.547207	14.683317	8.39%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.171559	16.920857	39.02%	0	2009
	19.440140	12.171559	-37.39%	0	2008
	19.651496	19.440140	-1.08%	0	2007
	17.656679	19.651496	11.30%	0	2006
	16.990570	17.656679	3.92%	0	2005
	14.642139	16.990570	16.04%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.639708	11.427508	7.40%	395	2009
	11.094373	10.639708	-4.10%	397	2008
	10.398993	11.094373	6.69%	398	2007
	10.503624	10.398993	-1.00%	400	2006
	10.611882	10.503624	-1.02%	401	2005
	10.291552	10.611882	3.11%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.462657	12.008004	14.77%	0	2009
	16.449826	10.462657	-36.40%	0	2008
	16.956218	16.449826	-2.99%	0	2007
	14.894305	16.956218	13.84%	0	2006
	14.622353	14.894305	1.86%	0	2005
	13.328855	14.622353	9.70%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.108360	11.521407	26.49%	1,354	2009
	12.381706	9.108360	-26.44%	1,354	2008
	13.023425	12.381706	-4.93%	1,232	2007
	11.115071	13.023425	17.17%	0	2006
	10.000000	11.115071	11.15%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.620140	13.557166	16.67%	0	2009
	16.291406	11.620140	-28.67%	0	2008
	17.657614	16.291406	-7.74%	0	2007
	15.294325	17.657614	15.45%	0	2006
	14.966790	15.294325	2.19%	0	2005
	13.451657	14.966790	11.26%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.969753	19.70%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.004399	15.844234	21.84%	0	2009
	19.317027	13.004399	-32.68%	0	2008
	19.956117	19.317027	-3.20%	0	2007
	17.897638	19.956117	11.50%	0	2006
	17.125720	17.897638	4.51%	0	2005
	14.418238	17.125720	18.78%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.112851	12.421688	22.83%	1,339	2009
	16.557317	10.112851	-38.92%	1,342	2008
	16.185093	16.557317	2.30%	1,344	2007
	14.415353	16.185093	12.28%	1,346	2006
	14.163472	14.415353	1.78%	1,348	2005
	13.170537	14.163472	7.54%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.498713	12.505268	19.11%	0	2009
	15.330307	10.498713	-31.52%	0	2008
	14.724740	15.330307	4.11%	0	2007
	13.001639	14.724740	13.25%	0	2006
	12.813249	13.001639	1.47%	0	2005
	12.546704	12.813249	2.12%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.034864	9.847216	22.56%	0	2009
	13.250549	8.034864	-39.36%	0	2008
	15.328402	13.250549	-13.56%	0	2007
	15.193525	15.328402	0.89%	0	2006
	14.769232	15.193525	2.87%	0	2005
	13.648154	14.769232	8.21%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.969747	12.108087	10.38%	0	2009
	16.005727	10.969747	-31.46%	0	2008
	14.982308	16.005727	6.83%	0	2007
	13.277713	14.982308	12.84%	0	2006
	13.397044	13.277713	-0.89%	0	2005
	12.835006	13.397044	4.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.400709	11.007581	17.09%	0	2009
	10.434843	9.400709	-9.91%	0	2008
	10.185796	10.434843	2.45%	0	2007
	10.057359	10.185796	1.28%	0	2006
	10.218953	10.057359	-1.58%	0	2005
	10.149419	10.218953	0.69%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.731219	10.546844	20.79%	0	2009
	11.973480	8.731219	-27.08%	0	2008
	11.333906	11.973480	5.64%	0	2007
	10.612895	11.333906	6.79%	0	2006
	10.000000	10.612895	6.13%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.339025	10.446336	25.27%	0	2009
	12.734608	8.339025	-34.52%	0	2008
	11.885019	12.734608	7.15%	2,685	2007
	10.917246	11.885019	8.86%	0	2006
	10.000000	10.917246	9.17%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.982886	10.204831	27.83%	2,561	2009
	13.249973	7.982886	-39.75%	2,561	2008
	12.242110	13.249973	8.23%	0	2007
	11.123821	12.242110	10.05%	0	2006
	10.000000	11.123821	11.24%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.709474	15.458105	32.01%	5,486	2009
	20.968125	11.709474	-44.16%	4,546	2008
	18.345383	20.968125	14.30%	5,743	2007
	16.892886	18.345383	8.60%	3,326	2006
	14.859757	16.892886	13.68%	3,452	2005
	13.241238	14.859757	12.22%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.519567	13.690020	43.81%	0	2009
	21.426574	9.519567	-55.57%	0	2008
	15.098789	21.426574	41.91%	0	2007
	13.285355	15.098789	13.65%	0	2006
	10.000000	13.285355	32.85%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.733362	12.319644	26.57%	981	2009
	17.466611	9.733362	-44.27%	981	2008
	17.700989	17.466611	-1.32%	241	2007
	15.144591	17.700989	16.88%	357	2006
	14.719744	15.144591	2.89%	460	2005
	13.579393	14.719744	8.40%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.330044	11.634753	24.70%	0	2009
	18.171520	9.330044	-48.66%	0	2008
	14.724045	18.171520	23.41%	0	2007
	14.176563	14.724045	3.86%	0	2006
	13.787725	14.176563	2.82%	0	2005
	13.720126	13.787725	0.49%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.964971	11.213147	12.53%	0	2009
	10.592391	9.964971	-5.92%	0	2008
	10.444489	10.592391	1.42%	0	2007
	10.291329	10.444489	1.49%	0	2006
	10.363516	10.291329	-0.70%	0	2005
	10.207031	10.363516	1.53%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.376832	19.579731	36.19%	2,136	2009
	24.429564	14.376832	-41.15%	1,407	2008
	21.738032	24.429564	12.38%	1,426	2007
	19.844027	21.738032	9.54%	0	2006
	17.253206	19.844027	15.02%	0	2005
	14.202577	17.253206	21.48%	648	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.392232	16.472568	23.00%	0	2009
	24.524388	13.392232	-45.39%	0	2008
	21.502713	24.524388	14.05%	0	2007
	18.734206	21.502713	14.78%	0	2006
	16.183197	18.734206	15.76%	0	2005
	14.655363	16.183197	10.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.059475	11.141449	22.98%	0	2009
	16.585835	9.059475	-45.38%	0	2008
	14.541388	16.585835	14.06%	0	2007
	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.064495	15.413239	53.14%	0	2009
	21.202732	10.064495	-52.53%	0	2008
	20.637677	21.202732	2.74%	0	2007
	18.254014	20.637677	13.06%	0	2006
	18.286473	18.254014	-0.18%	0	2005
	16.483660	18.286473	10.94%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.640967	10.096749	32.14%	2,896	2009
	11.146886	7.640967	-31.45%	2,896	2008
	11.025935	11.146886	1.10%	0	2007
	10.000000	11.025935	10.26%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.942922	12.513402	14.35%	1,058	2009
	15.404295	10.942922	-28.96%	0	2008
	16.246329	15.404295	-5.18%	313	2007
	14.233070	16.246329	14.14%	465	2006
	14.120595	14.233070	0.80%	599	2005
	13.054225	14.120595	8.17%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	12.909587	16.248200	25.86%	0	2009
	19.778357	12.909587	-34.73%	0	2008
	20.793799	19.778357	-4.88%	0	2007
	18.239133	20.793799	14.01%	0	2006
	17.206428	18.239133	6.00%	0	2005
	14.268246	17.206428	20.59%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.542223	8.304096	26.93%	0	2009
	10.000000	6.542223	-34.58%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.092581	15.296879	68.23%	0	2009
	19.715874	9.092581	-53.88%	0	2008
	15.722482	19.715874	25.40%	0	2007
	12.587209	15.722482	24.91%	0	2006
	10.000000	12.587209	25.87%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.081038	17.469514	33.55%	0	2009
	22.515223	13.081038	-41.90%	0	2008
	20.013904	22.515223	12.50%	0	2007
	16.909683	20.013904	18.36%	0	2006
	15.749303	16.909683	7.37%	0	2005
	13.634901	15.749303	15.51%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.486961	12.683992	33.70%	0	2009
	16.332946	9.486961	-41.92%	0	2008
	14.519847	16.332946	12.49%	0	2007
	12.266150	14.519847	18.37%	0	2006
	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.960959	13.834107	15.66%	0	2009
	11.556646	11.960959	3.50%	0	2008
	10.682130	11.556646	8.19%	0	2007
	9.713324	10.682130	9.97%	0	2006
	10.000000	9.713324	-2.87%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.124231	10.733773	17.64%	0	2009
	16.320214	9.124231	-44.09%	0	2008
	14.990766	16.320214	8.87%	0	2007
	14.503375	14.990766	3.36%	0	2006
	13.705989	14.503375	5.82%	0	2005
	13.226979	13.705989	3.62%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.395982	14.384907	38.37%	1,753	2009
	20.178627	10.395982	-48.48%	1,753	2008
	18.733504	20.178627	7.71%	0	2007
	16.534458	18.733504	13.30%	0	2006
	15.527047	16.534458	6.49%	0	2005
	13.822665	15.527047	12.33%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.761044	17.61%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.963925	14.641613	22.38%	0	2009
	14.626158	11.963925	-18.20%	0	2008
	13.610743	14.626158	7.46%	0	2007
	12.648544	13.610743	7.61%	0	2006
	12.055029	12.648544	4.92%	0	2005
	11.423100	12.055029	5.53%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.964347	17.024431	42.29%	1,600	2009
	22.047442	11.964347	-45.73%	1,600	2008
	16.560361	22.047442	33.13%	0	2007
	15.572875	16.560361	6.34%	0	2006
	14.196482	15.572875	9.70%	0	2005
	12.348942	14.196482	14.96%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.081098	21.082467	74.51%	0	2009
	25.943210	12.081098	-53.43%	0	2008
	20.789262	25.943210	24.79%	0	2007
	14.541237	20.789262	42.97%	0	2006
	11.301782	14.541237	28.66%	0	2005
	10.000000	11.301782	13.02%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.604164	30.720539	74.51%	0	2009
	37.818595	17.604164	-53.45%	0	2008
	30.318342	37.818595	24.74%	0	2007
	21.216096	30.318342	42.90%	0	2006
	16.499332	21.216096	28.59%	0	2005
	14.265241	16.499332	15.66%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.372096	12.703810	35.55%	0	2009
	15.261575	9.372096	-38.59%	0	2008
	14.107738	15.261575	8.18%	0	2007
	13.490499	14.107738	4.58%	0	2006
	13.281117	13.490499	1.58%	0	2005
	12.505036	13.281117	6.21%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.170575	14.522997	19.33%	1,833	2009
	18.569909	12.170575	-34.46%	1,833	2008
	17.713360	18.569909	4.84%	0	2007
	15.082636	17.713360	17.44%	0	2006
	14.536075	15.082636	3.76%	0	2005
	12.990444	14.536075	11.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.376947	10.254946	22.42%	0	2009
	12.120567	8.376947	-32.15%	0	2008
	11.637569	12.120567	4.15%	0	2007
	10.814376	11.637569	7.61%	0	2006
	10.670140	10.814376	1.35%	0	2005
	10.000000	10.670140	6.70%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.465200	9.348803	10.44%	0	2009
	10.034249	8.465200	-15.64%	0	2008
	9.829228	10.034249	2.09%	0	2007
	9.679002	9.829228	1.55%	0	2006
	9.790262	9.679002	-1.14%	0	2005
	9.968772	9.790262	-1.79%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.701066	10.408503	19.62%	0	2009
	14.752589	8.701066	-41.02%	0	2008
	15.063279	14.752589	-2.06%	0	2007
	14.685186	15.063279	2.57%	0	2006
	14.643982	14.685186	0.28%	0	2005
	13.431782	14.643982	9.02%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.587339	12.278963	28.07%	0	2009
	16.247159	9.587339	-40.99%	0	2008
	15.494930	16.247159	4.85%	0	2007
	13.983136	15.494930	10.81%	0	2006
	13.427203	13.983136	4.14%	0	2005
	12.163238	13.427203	10.39%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.223744	12.24%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.337108	23.37%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.344487	8.833028	20.27%	0	2009
	10.732657	7.344487	-31.57%	0	2008
	10.377716	10.732657	3.42%	0	2007
	10.000000	10.377716	3.78%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.130214	9.978477	9.29%	0	2009
	10.395406	9.130214	-12.17%	0	2008
	10.359960	10.395406	0.34%	0	2007
	10.000000	10.359960	3.60%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.101625	9.799774	37.99%	0	2009
	11.876563	7.101625	-40.20%	0	2008
	10.658003	11.876563	11.43%	0	2007
	10.000000	10.658003	6.58%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.038560	8.166735	35.24%	0	2009
	11.108347	6.038560	-45.64%	0	2008
	10.188370	11.108347	9.03%	0	2007
	10.000000	10.188370	1.88%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.868092	7.473482	27.36%	0	2009
	9.722931	5.868092	-39.65%	0	2008
	10.000000	9.722931	-2.77%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.617685	13.683945	42.28%	0	2009
	13.705729	9.617685	-29.83%	0	2008
	13.638790	13.705729	0.49%	0	2007
	12.652973	13.638790	7.79%	0	2006
	12.681275	12.652973	-0.22%	0	2005
	11.819638	12.681275	7.29%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.866527	11.198674	42.36%	0	2009
	11.227166	7.866527	-29.93%	0	2008
	11.168702	11.227166	0.52%	0	2007
	10.361854	11.168702	7.79%	0	2006
	10.000000	10.361854	3.62%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.413580	6.829224	26.15%	0	2009
	10.000000	5.413580	-45.86%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.187850	31.88%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.065862	7.551323	49.06%	0	2009
	10.000000	5.065862	-49.34%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.070614	7.765678	27.92%	0	2009
	10.000000	6.070614	-39.29%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.303170	7.935787	25.90%	0	2009
	10.000000	6.303170	-36.97%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.852379	9.168916	16.77%	0	2009
	10.000000	7.852379	-21.48%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.136271	8.634762	21.00%	740	2009
	10.000000	7.136271	-28.64%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.993013	9.904798	10.14%	0	2009
	10.000000	8.993013	-10.07%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.491083	8.902263	18.84%	0	2009
	10.000000	7.491083	-25.09%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.776253	8.358577	23.35%	0	2009
	10.000000	6.776253	-32.24%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.229175	9.437218	14.68%	0	2009
	10.000000	8.229175	-17.71%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.753752	10.321677	5.82%	0	2009
	10.000000	9.753752	-2.46%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.759531	11.073984	13.47%	0	2009
	10.000000	9.759531	-2.40%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.289618	30.657203	58.93%	0	2009
	47.054817	19.289618	-59.01%	0	2008
	33.260826	47.054817	41.47%	0	2007
	25.036467	33.260826	32.85%	0	2006
	19.412896	25.036467	28.97%	0	2005
	16.540376	19.412896	17.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.655901	18.524835	58.93%	0	2009
	28.388430	11.655901	-58.94%	0	2008
	20.030764	28.388430	41.72%	0	2007
	15.051156	20.030764	33.08%	0	2006
	11.656576	15.051156	29.12%	0	2005
	10.000000	11.656576	16.57%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.147169	11.154997	0.07%	0	2009
	10.619040	11.147169	4.97%	0	2008
	10.170346	10.619040	4.41%	0	2007
	10.098317	10.170346	0.71%	0	2006
	10.034351	10.098317	0.64%	0	2005
	9.971617	10.034351	0.63%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.369716	7.983117	25.33%	0	2009
	11.486226	6.369716	-44.54%	0	2008
	10.776649	11.486226	6.58%	0	2007
	10.000000	10.776649	7.77%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.512141	14.270643	23.96%	69,445	2009
	18.705868	11.512141	-38.46%	75,737	2008
	18.118493	18.705868	3.24%	82,619	2007
	15.907856	18.118493	13.90%	87,778	2006
	15.123351	15.907856	5.19%	90,910	2005
	13.609991	15.123351	11.12%	54,581	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.441283	14.41%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.995956	19.96%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.635584	11.305970	6.30%	0	2009
	11.613381	10.635584	-8.42%	0	2008
	11.310306	11.613381	2.68%	0	2007
	10.931599	11.310306	3.46%	0	2006
	10.857791	10.931599	0.68%	0	2005
	10.646571	10.857791	1.98%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.102684	12.889966	16.10%	140,265	2009
	14.834493	11.102684	-25.16%	189,530	2008
	14.409293	14.834493	2.95%	200,906	2007
	13.277824	14.409293	8.52%	194,831	2006
	12.933076	13.277824	2.67%	169,730	2005
	12.116049	12.933076	6.74%	86,468	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.390121	13.807159	21.22%	108,804	2009
	17.036643	11.390121	-33.14%	111,445	2008
	16.471815	17.036643	3.43%	127,677	2007
	14.755964	16.471815	11.63%	158,856	2006
	14.140874	14.755964	4.35%	161,367	2005
	12.945322	14.140874	9.24%	111,992	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.896205	12.164556	11.64%	8,641	2009
	13.161523	10.896205	-17.21%	8,650	2008
	12.760116	13.161523	3.15%	8,657	2007
	12.075916	12.760116	5.67%	8,663	2006
	11.859009	12.075916	1.83%	8,671	2005
	11.356286	11.859009	4.43%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.153449	16.196685	33.27%	0	2009
	19.629907	12.153449	-38.09%	0	2008
	18.730452	19.629907	4.80%	0	2007
	17.489639	18.730452	7.09%	0	2006
	16.008905	17.489639	9.25%	0	2005
	14.194622	16.008905	12.78%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.985606	9.735058	-2.51%	172	2009
	10.040699	9.985606	-0.55%	173	2008
	9.833599	10.040699	2.11%	3,467	2007
	9.652899	9.833599	1.87%	174	2006
	9.647389	9.652899	0.06%	22,664	2005
	9.820156	9.647389	-1.76%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.391312	11.383200	21.21%	0	2009
	11.651891	9.391312	-19.40%	0	2008
	11.429808	11.651891	1.94%	0	2007
	11.186803	11.429808	2.17%	0	2006
	11.233809	11.186803	-0.42%	0	2005
	10.820723	11.233809	3.82%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.019470	7.984057	32.64%	0	2009
	10.000000	6.019470	-39.81%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.837865	13.677962	26.21%	0	2009
	20.780992	10.837865	-47.85%	0	2008
	20.765452	20.780992	0.07%	0	2007
	17.407509	20.765452	19.29%	0	2006
	15.978409	17.407509	8.94%	0	2005
	13.663665	15.978409	16.94%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.730977	9.755630	26.19%	0	2009
	14.816179	7.730977	-47.82%	0	2008
	14.806572	14.816179	0.06%	0	2007
	12.411825	14.806572	19.29%	0	2006
	11.391374	12.411825	8.96%	0	2005
	10.000000	11.391374	13.91%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.251616	7.880412	26.05%	0	2009
	10.000000	6.251616	-37.48%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.239816	7.747515	24.16%	0	2009
	10.000000	6.239816	-37.60%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.162707	7.609490	23.48%	0	2009
	10.000000	6.162707	-38.37%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.642101	8.444937	27.14%	0	2009
	10.000000	6.642101	-33.58%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	8.804755	10.912901	23.94%	0	2009
	16.900776	8.804755	-47.90%	0	2008
	15.840536	16.900776	6.69%	0	2007
	15.782851	15.840536	0.37%	0	2006
	15.031729	15.782851	5.00%	0	2005
	13.630117	15.031729	10.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	12.883408	15.801537	22.65%	0	2009
	19.529246	12.883408	-34.03%	0	2008
	21.605189	19.529246	-9.61%	0	2007
	18.932150	21.605189	14.12%	0	2006
	18.900373	18.932150	0.17%	0	2005
	16.577254	18.900373	14.01%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.925620	15.622746	31.00%	0	2009
	19.852863	11.925620	-39.93%	0	2008
	19.996473	19.852863	-0.72%	0	2007
	18.360569	19.996473	8.91%	0	2006
	16.820009	18.360569	9.16%	0	2005
	14.530553	16.820009	15.76%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.581929	11.723931	22.35%	0	2009
	16.841033	9.581929	-43.10%	0	2008
	16.019638	16.841033	5.13%	1,995	2007
	14.495128	16.019638	10.52%	0	2006
	13.895106	14.495128	4.32%	0	2005
	13.017569	13.895106	6.74%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.536549	7.041577	27.18%	0	2009
	10.000000	5.536549	-44.63%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.773555	10.201506	4.38%	0	2009
	10.000000	9.773555	-2.26%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.815268	28.15%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.811727	28.12%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.206059	12.757362	25.00%	1,127	2009
	16.683031	10.206059	-38.82%	0	2008
	17.580325	16.683031	-5.10%	0	2007
	15.610111	17.580325	12.62%	0	2006
	15.408536	15.610111	1.31%	0	2005
	13.504333	15.408536	14.10%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.853407	12.437008	40.48%	3,245	2009
	16.720649	8.853407	-47.05%	2,095	2008
	15.071748	16.720649	10.94%	2,078	2007
	14.361868	15.071748	4.94%	0	2006
	14.053233	14.361868	2.20%	0	2005
	13.526067	14.053233	3.90%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.742977	11.875245	35.83%	0	2009
	15.040679	8.742977	-41.87%	0	2008
	14.554628	15.040679	3.34%	0	2007
	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.275934	18.028802	35.80%	0	2009
	22.832692	13.275934	-41.86%	0	2008
	22.090135	22.832692	3.36%	0	2007
	19.313035	22.090135	14.38%	0	2006
	17.374012	19.313035	11.16%	0	2005
	14.997227	17.374012	15.85%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.974736	2.432758	23.19%	0	2009
	9.483683	1.974736	-79.18%	0	2008
	10.000000	9.483683	-5.16%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.722186	3.341210	22.74%	0	2009
	13.038375	2.722186	-79.12%	0	2008
	13.444489	13.038375	-3.02%	0	2007
	12.630017	13.444489	6.45%	0	2006
	12.704852	12.630017	-0.59%	0	2005
	11.990272	12.704852	5.96%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.665322	12.055541	24.73%	0	2009
	16.161175	9.665322	-40.19%	0	2008
	15.925256	16.161175	1.48%	0	2007
	14.239272	15.925256	11.84%	0	2006
	13.817518	14.239272	3.05%	0	2005
	12.990931	13.817518	6.36%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.059435	16.086219	33.39%	0	2009
	19.962121	12.059435	-39.59%	0	2008
	20.776676	19.962121	-3.92%	0	2007
	18.593399	20.776676	11.74%	0	2006
	17.389038	18.593399	6.93%	0	2005
	14.972238	17.389038	16.14%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.778640	7.79%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.857437	8.57%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.378222	10.598587	26.50%	0	2009
	14.025334	8.378222	-40.26%	0	2008
	15.319613	14.025334	-8.45%	0	2007
	13.561526	15.319613	12.96%	0	2006
	13.223957	13.561526	2.55%	0	2005
	12.212863	13.223957	8.28%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.180653	13.579407	21.45%	0	2009
	20.471301	11.180653	-45.38%	0	2008
	19.387774	20.471301	5.59%	0	2007
	15.575952	19.387774	24.47%	0	2006
	14.244793	15.575952	9.34%	0	2005
	12.580040	14.244793	13.23%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.962992	12.718419	59.72%	0	2009
	12.977688	7.962992	-38.64%	0	2008
	12.622358	12.977688	2.82%	0	2007
	12.284060	12.622358	2.75%	0	2006
	11.925642	12.284060	3.01%	0	2005
	11.651290	11.925642	2.35%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.259094	10.030401	38.18%	2,701	2009
	12.989732	7.259094	-44.12%	2,701	2008
	11.851344	12.989732	9.61%	0	2007
	11.122956	11.851344	6.55%	0	2006
	10.000000	11.122956	11.23%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.538224	9.200903	22.06%	0	2009
	12.137763	7.538224	-37.89%	0	2008
	12.090814	12.137763	0.39%	0	2007
	10.456343	12.090814	15.63%	0	2006
	10.000000	10.456343	4.56%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.313512	9.927442	6.59%	0	2009
	10.673210	9.313512	-12.74%	0	2008
	10.410732	10.673210	2.52%	0	2007
	10.315071	10.410732	0.93%	0	2006
	10.183615	10.315071	1.29%	0	2005
	10.041112	10.183615	1.42%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.537731	17.165409	26.80%	0	2009
	16.339813	13.537731	-17.15%	0	2008
	15.761797	16.339813	3.67%	0	2007
	14.596171	15.761797	7.99%	0	2006
	13.356123	14.596171	9.28%	0	2005
	12.450667	13.356123	7.27%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.241239	11.442622	23.82%	0	2009
	15.263298	9.241239	-39.45%	0	2008
	14.246971	15.263298	7.13%	0	2007
	12.859402	14.246971	10.79%	0	2006
	12.133625	12.859402	5.98%	0	2005
	11.353632	12.133625	6.87%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.254987	9.287747	12.51%	0	2009
	11.950647	8.254987	-30.92%	0	2008
	11.399208	11.950647	4.84%	0	2007
	10.430422	11.399208	9.29%	0	2006
	10.194148	10.430422	2.32%	0	2005
	10.000000	10.194148	1.94%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.442159	9.001151	39.72%	0	2009
	10.836416	6.442159	-40.55%	0	2008
	10.334812	10.836416	4.85%	0	2007
	10.361275	10.334812	-0.26%	0	2006
	10.058212	10.361275	3.01%	0	2005
	10.000000	10.058212	0.58%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.346733	12.415878	48.75%	0	2009
	14.623025	8.346733	-42.92%	0	2008
	13.186611	14.623025	10.89%	0	2007
	11.022712	13.186611	19.63%	0	2006
	10.645707	11.022712	3.54%	0	2005
	10.000000	10.645707	6.46%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.405273	11.356156	9.14%	0	2009
	10.428243	10.405273	-0.22%	0	2008
	10.078633	10.428243	3.47%	0	2007
	9.961460	10.078633	1.18%	0	2006
	10.031066	9.961460	-0.69%	0	2005
	10.000000	10.031066	0.31%	0	2004*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.045454	11.775225	17.22%	0	2009
	17.391707	10.045454	-42.24%	0	2008
	17.030758	17.391707	2.12%	0	2007
	14.945638	17.030758	13.95%	0	2006
	14.669210	14.945638	1.88%	0	2005
	13.541122	14.669210	8.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.134914	16.861246	38.95%	98	2009
	19.391590	12.134914	-37.42%	93	2008
	19.612536	19.391590	-1.13%	0	2007
	17.630699	19.612536	11.24%	0	2006
	16.974250	17.630699	3.87%	0	2005
	14.635577	16.974250	15.98%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.606993	11.386526	7.35%	0	2009
	11.065938	10.606993	-4.15%	0	2008
	10.377693	11.065938	6.63%	574	2007
	10.487479	10.377693	-1.05%	0	2006
	10.600995	10.487479	-1.07%	0	2005
	10.286270	10.600995	3.06%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.431155	11.965688	14.71%	0	2009
	16.408735	10.431155	-36.43%	0	2008
	16.922598	16.408735	-3.04%	0	2007
	14.872381	16.922598	13.79%	0	2006
	14.608293	14.872381	1.81%	0	2005
	13.322861	14.608293	9.65%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.091242	11.493844	26.43%	0	2009
	12.364782	9.091242	-26.47%	0	2008
	13.012340	12.364782	-4.98%	0	2007
	11.111284	13.012340	17.11%	0	2006
	10.000000	11.111284	11.11%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.585149	13.509401	16.61%	1,348	2009
	16.250699	11.585149	-28.71%	1,213	2008
	17.622589	16.250699	-7.78%	0	2007
	15.271808	17.622589	15.39%	0	2006
	14.952404	15.271808	2.14%	0	2005
	13.445624	14.952404	11.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.965655	19.66%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.965228	15.788409	21.78%	0	2009
	19.268764	12.965228	-32.71%	0	2008
	19.916540	19.268764	-3.25%	0	2007
	17.871283	19.916540	11.44%	0	2006
	17.109251	17.871283	4.45%	0	2005
	14.411767	17.109251	18.72%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.082386	12.377907	22.77%	9,625	2009
	16.515936	10.082386	-38.95%	9,625	2008
	16.152986	16.515936	2.25%	9,625	2007
	14.394124	16.152986	12.22%	9,625	2006
	14.149850	14.394124	1.73%	9,625	2005
	13.164627	14.149850	7.48%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.467112	12.461226	19.05%	0	2009
	15.292022	10.467112	-31.55%	0	2008
	14.695545	15.292022	4.06%	0	2007
	12.982487	14.695545	13.20%	0	2006
	12.800921	12.982487	1.42%	0	2005
	12.541065	12.800921	2.07%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.010644	9.812493	22.49%	0	2009
	13.217414	8.010644	-39.39%	0	2008
	15.297967	13.217414	-13.60%	0	2007
	15.171124	15.297967	0.84%	0	2006
	14.755012	15.171124	2.82%	0	2005
	13.642013	14.755012	8.16%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.936717	12.065448	10.32%	0	2009
	15.965735	10.936717	-31.50%	0	2008
	14.952587	15.965735	6.78%	0	2007
	13.258156	14.952587	12.78%	0	2006
	13.384155	13.258156	-0.94%	0	2005
	12.829245	13.384155	4.33%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.372361	10.968767	17.03%	0	2009
	10.408726	9.372361	-9.96%	0	2008
	10.165556	10.408726	2.39%	0	2007
	10.042521	10.165556	1.23%	0	2006
	10.209113	10.042521	-1.63%	0	2005
	10.144849	10.209113	0.63%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.714807	10.521607	20.73%	0	2009
	11.957115	8.714807	-27.12%	0	2008
	11.324246	11.957115	5.59%	0	2007
	10.609283	11.324246	6.74%	0	2006
	10.000000	10.609283	6.09%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.323333	10.421329	25.21%	0	2009
	12.717185	8.323333	-34.55%	0	2008
	11.874893	12.717185	7.09%	0	2007
	10.913537	11.874893	8.81%	0	2006
	10.000000	10.913537	9.14%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.967882	10.180422	27.77%	0	2009
	13.231866	7.967882	-39.78%	0	2008
	12.231694	13.231866	8.18%	0	2007
	11.120041	12.231694	10.00%	0	2006
	10.000000	11.120041	11.20%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.674227	15.403671	31.95%	0	2009
	20.915771	11.674227	-44.18%	0	2008
	18.309025	20.915771	14.24%	0	2007
	16.868044	18.309025	8.54%	0	2006
	14.845495	16.868044	13.62%	0	2005
	13.235298	14.845495	12.17%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.501653	13.657248	43.74%	0	2009
	21.397269	9.501653	-55.59%	0	2008
	15.085922	21.397269	41.84%	0	2007
	13.280835	15.085922	13.59%	0	2006
	10.000000	13.280835	32.81%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.704024	12.276191	26.51%	0	2009
	17.422948	9.704024	-44.30%	0	2008
	17.665851	17.422948	-1.37%	0	2007
	15.122257	17.665851	16.82%	0	2006
	14.705555	15.122257	2.83%	0	2005
	13.573275	14.705555	8.34%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.301945	11.593758	24.64%	0	2009
	18.126134	9.301945	-48.68%	0	2008
	14.694842	18.126134	23.35%	0	2007
	14.155702	14.694842	3.81%	0	2006
	13.774476	14.155702	2.77%	0	2005
	13.713975	13.774476	0.44%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.934979	11.173654	12.47%	9,780	2009
	10.565928	9.934979	-5.97%	9,266	2008
	10.423767	10.565928	1.36%	8,518	2007
	10.276160	10.423767	1.44%	0	2006
	10.353540	10.276160	-0.75%	0	2005
	10.202435	10.353540	1.48%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.333549	19.510775	36.12%	577	2009
	24.368547	14.333549	-41.18%	574	2008
	21.694933	24.368547	12.32%	81	2007
	19.814822	21.694933	9.49%	0	2006
	17.236623	19.814822	14.96%	0	2005
	14.196193	17.236623	21.42%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.351915	16.414558	22.94%	0	2009
	24.463153	13.351915	-45.42%	0	2008
	21.460084	24.463153	13.99%	0	2007
	18.706629	21.460084	14.72%	0	2006
	16.167649	18.706629	15.70%	0	2005
	14.648789	16.167649	10.37%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.037822	11.109114	22.92%	459	2009
	16.554692	9.037822	-45.41%	427	2008
	14.521578	16.554692	14.00%	49	2007
	12.654015	14.521578	14.76%	0	2006
	10.940303	12.654015	15.66%	0	2005
	10.000000	10.940303	9.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.034168	15.358918	53.07%	7,592	2009
	21.149754	10.034168	-52.56%	7,592	2008
	20.596731	21.149754	2.69%	7,592	2007
	18.227113	20.596731	13.00%	7,592	2006
	18.268884	18.227113	-0.23%	7,592	2005
	16.476260	18.268884	10.88%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.630509	10.077763	32.07%	0	2009
	11.137362	7.630509	-31.49%	0	2008
	11.022190	11.137362	1.04%	0	2007
	10.000000	11.022190	10.22%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.909972	12.469314	14.29%	9,750	2009
	15.365816	10.909972	-29.00%	9,750	2008
	16.214108	15.365816	-5.23%	9,750	2007
	14.212107	16.214108	14.09%	9,751	2006
	14.107001	14.212107	0.75%	9,751	2005
	13.048361	14.107001	8.11%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	12.870717	16.190962	25.80%	1,544	2009
	19.728948	12.870717	-34.76%	0	2008
	20.752566	19.728948	-4.93%	57	2007
	18.212285	20.752566	13.95%	0	2006
	17.189899	18.212285	5.95%	0	2005
	14.261855	17.189899	20.53%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.539981	8.296998	26.87%	0	2009
	10.000000	6.539981	-34.60%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.075481	15.260277	68.15%	0	2009
	19.688930	9.075481	-53.91%	0	2008
	15.709099	19.688930	25.33%	0	2007
	12.582925	15.709099	24.84%	0	2006
	10.000000	12.582925	25.83%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.041659	17.407987	33.48%	0	2009
	22.458993	13.041659	-41.93%	0	2008
	19.974229	22.458993	12.44%	0	2007
	16.884796	19.974229	18.30%	0	2006
	15.734158	16.884796	7.31%	0	2005
	13.628768	15.734158	15.45%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.464296	12.647196	33.63%	595	2009
	16.302306	9.464296	-41.95%	3,535	2008
	14.500085	16.302306	12.43%	1,088	2007
	12.255715	14.500085	18.31%	0	2006
	11.424307	12.255715	7.28%	0	2005
	10.000000	11.424307	14.24%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.938495	13.801045	15.60%	0	2009
	11.540855	11.938495	3.45%	0	2008
	10.673039	11.540855	8.13%	0	2007
	9.710022	10.673039	9.92%	0	2006
	10.000000	9.710022	-2.90%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.096761	10.695974	17.58%	0	2009
	16.279450	9.096761	-44.12%	0	2008
	14.961038	16.279450	8.81%	0	2007
	14.482021	14.961038	3.31%	0	2006
	13.692808	14.482021	5.76%	0	2005
	13.221044	13.692808	3.57%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.364674	14.334220	38.30%	0	2009
	20.128206	10.364674	-48.51%	0	2008
	18.696346	20.128206	7.66%	96	2007
	16.510103	18.696346	13.24%	0	2006
	15.512106	16.510103	6.43%	0	2005
	13.816459	15.512106	12.27%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.757011	17.57%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.927914	14.590066	22.32%	0	2009
	14.589620	11.927914	-18.24%	0	2008
	13.583739	14.589620	7.41%	0	2007
	12.629911	13.583739	7.55%	0	2006
	12.043434	12.629911	4.87%	0	2005
	11.417969	12.043434	5.48%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.928288	16.964411	42.22%	0	2009
	21.992318	11.928288	-45.76%	0	2008
	16.527481	21.992318	33.07%	0	2007
	15.549907	16.527481	6.29%	0	2006
	14.182804	15.549907	9.64%	0	2005
	12.343389	14.182804	14.90%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.052224	21.021288	74.42%	0	2009
	25.894541	12.052224	-53.46%	0	2008
	20.760964	25.894541	24.73%	0	2007
	14.528869	20.760964	42.89%	0	2006
	11.297946	14.528869	28.60%	0	2005
	10.000000	11.297946	12.98%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.551188	30.612397	74.42%	0	2009
	37.724227	17.551188	-53.48%	0	2008
	30.258284	37.724227	24.67%	0	2007
	21.184904	30.258284	42.83%	0	2006
	16.483483	21.184904	28.52%	0	2005
	14.258843	16.483483	15.60%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.343867	12.659051	35.48%	0	2009
	15.223442	9.343867	-38.62%	0	2008
	14.079754	15.223442	8.12%	0	2007
	13.470636	14.079754	4.52%	0	2006
	13.268354	13.470636	1.52%	0	2005
	12.499430	13.268354	6.15%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.133930	14.471843	19.27%	13,319	2009
	18.523527	12.133930	-34.49%	9,154	2008
	17.678233	18.523527	4.78%	9,154	2007
	15.060428	17.678233	17.38%	9,154	2006
	14.522098	15.060428	3.71%	9,154	2005
	12.984608	14.522098	11.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.357100	10.225411	22.36%	0	2009
	12.098066	8.357100	-32.18%	1,236	2008
	11.621957	12.098066	4.10%	1,263	2007
	10.805401	11.621957	7.56%	1,275	2006
	10.666747	10.805401	1.30%	1,287	2005
	10.000000	10.666747	6.67%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.439710	9.315852	10.38%	8,897	2009
	10.009175	8.439710	-15.68%	13,673	2008
	9.809727	10.009175	2.03%	9,029	2007
	9.664745	9.809727	1.50%	0	2006
	9.780856	9.664745	-1.19%	0	2005
	9.964302	9.780856	-1.84%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.674857	10.371833	19.56%	0	2009
	14.715730	8.674857	-41.05%	0	2008
	15.033407	14.715730	-2.11%	0	2007
	14.663563	15.033407	2.52%	0	2006
	14.629891	14.663563	0.23%	0	2005
	13.425742	14.629891	8.97%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.559484	12.237008	28.01%	0	2009
	16.208287	9.559484	-41.02%	0	2008
	15.465846	16.208287	4.80%	4,516	2007
	13.964028	15.465846	10.75%	0	2006
	13.415718	13.964028	4.09%	0	2005
	12.159070	13.415718	10.34%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.219904	12.20%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.332886	23.33%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.334447	8.816436	20.21%	78,466	2009
	10.723491	7.334447	-31.60%	56,249	2008
	10.374193	10.723491	3.37%	6,174	2007
	10.000000	10.374193	3.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.117726	9.959707	9.23%	70,793	2009
	10.386521	9.117726	-12.22%	53,873	2008
	10.356442	10.386521	0.29%	6,684	2007
	10.000000	10.356442	3.56%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.091912	9.781346	37.92%	0	2009
	11.866415	7.091912	-40.24%	0	2008
	10.654381	11.866415	11.38%	68	2007
	10.000000	10.654381	6.54%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.030294	8.151395	35.17%	1,650	2009
	11.098840	6.030294	-45.67%	1,558	2008
	10.184907	11.098840	8.97%	211	2007
	10.000000	10.184907	1.85%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.863065	7.463240	27.29%	96,202	2009
	9.719606	5.863065	-39.68%	68,746	2008
	10.000000	9.719606	-2.80%	7,115	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.588764	13.635810	42.21%	0	2009
	13.671531	9.588764	-29.86%	0	2008
	13.611774	13.671531	0.44%	0	2007
	12.634353	13.611774	7.74%	0	2006
	12.669092	12.634353	-0.27%	0	2005
	11.814339	12.669092	7.23%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.851747	11.171907	42.29%	0	2009
	11.211828	7.851747	-29.97%	0	2008
	11.159194	11.211828	0.47%	0	2007
	10.358332	11.159194	7.73%	0	2006
	10.000000	10.358332	3.58%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.411724	6.823369	26.08%	0	2009
	10.000000	5.411724	-45.88%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.183336	31.83%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.064119	7.544861	48.99%	0	2009
	10.000000	5.064119	-49.36%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.068531	7.759049	27.86%	8,970	2009
	10.000000	6.068531	-39.31%	9,382	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.301009	7.928995	25.84%	0	2009
	10.000000	6.301009	-36.99%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.849688	9.161073	16.71%	17,621	2009
	10.000000	7.849688	-21.50%	6,684	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.133822	8.627368	20.94%	0	2009
	10.000000	7.133822	-28.66%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.989941	9.896341	10.08%	0	2009
	10.000000	8.989941	-10.10%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.488515	8.894643	18.78%	253	2009
	10.000000	7.488515	-25.11%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.773928	8.351413	23.29%	0	2009
	10.000000	6.773928	-32.26%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.226353	9.429143	14.62%	7,253	2009
	10.000000	8.226353	-17.74%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.750412	10.312850	5.77%	8,055	2009
	10.000000	9.750412	-2.50%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.756196	11.064523	13.41%	0	2009
	10.000000	9.756196	-2.44%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.231549	30.549234	58.85%	0	2009
	46.937362	19.231549	-59.03%	0	2008
	33.194913	46.937362	41.40%	0	2007
	24.999639	33.194913	32.78%	0	2006
	19.394248	24.999639	28.90%	0	2005
	16.532966	19.394248	17.31%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.628035	18.471067	58.85%	0	2009
	28.335167	11.628035	-58.96%	0	2008
	20.003497	28.335167	41.65%	0	2007
	15.038360	20.003497	33.02%	0	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.113588	11.115694	0.02%	8,964	2009
	10.592482	11.113588	4.92%	10,414	2008
	10.150136	10.592482	4.36%	8,716	2007
	10.083411	10.150136	0.66%	0	2006
	10.024669	10.083411	0.59%	0	2005
	9.967119	10.024669	0.58%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.360992	7.968097	25.27%	0	2009
	11.476395	6.360992	-44.57%	0	2008
	10.772989	11.476395	6.53%	0	2007
	10.000000	10.772989	7.73%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.477467	14.220356	23.90%	62,956	2009
	18.659137	11.477467	-38.49%	227,672	2008
	18.082559	18.659137	3.19%	235,666	2007
	15.884425	18.082559	13.84%	249,715	2006
	15.108800	15.884425	5.13%	288,162	2005
	13.603874	15.108800	11.06%	194,670	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.437364	14.37%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.991854	19.92%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.603544	11.266121	6.25%	1,184	2009
	11.584345	10.603544	-8.47%	1,197	2008
	11.287846	11.584345	2.63%	1,224	2007
	10.915485	11.287846	3.41%	1,405	2006
	10.847344	10.915485	0.63%	1,421	2005
	10.641785	10.847344	1.93%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.069232	12.844527	16.04%	7,006	2009
	14.797398	11.069232	-25.19%	20,243	2008
	14.380679	14.797398	2.90%	69,984	2007
	13.258241	14.380679	8.47%	69,395	2006
	12.920619	13.258241	2.61%	86,212	2005
	12.110589	12.920619	6.69%	23,474	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.355813	13.758500	21.16%	11,187	2009
	16.994057	11.355813	-33.18%	37,884	2008
	16.439116	16.994057	3.38%	39,250	2007
	14.734212	16.439116	11.57%	49,501	2006
	14.127253	14.734212	4.30%	49,921	2005
	12.939502	14.127253	9.18%	39,440	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.863376	12.121687	11.58%	4,821	2009
	13.128611	10.863376	-17.25%	14,149	2008
	12.734782	13.128611	3.09%	22,463	2007
	12.058112	12.734782	5.61%	23,741	2006
	11.847596	12.058112	1.78%	36,577	2005
	11.351180	11.847596	4.37%	30,618	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.116836	16.139601	33.20%	0	2009
	19.580857	12.116836	-38.12%	0	2008
	18.69328	19.580857	4.75%	0	2007
	17.463875	18.69328	7.04%	0	2006
	15.993517	17.463875	9.19%	0	2005
	14.188248	15.993517	12.72%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.955338	9.700568	-2.56%	15,920	2009
	10.015402	9.955338	-0.60%	3,519	2008
	9.813885	10.015402	2.05%	4,066	2007
	9.638481	9.813885	1.82%	0	2006
	9.637912	9.638481	0.01%	0	2005
	9.815545	9.637912	-1.81%	14,410	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.363030	11.343094	21.15%	0	2009
	11.622764	9.363030	-19.44%	0	2008
	11.407126	11.622764	1.89%	0	2007
	11.170322	11.407126	2.12%	0	2006
	11.223003	11.170322	-0.47%	0	2005
	10.815861	11.223003	3.76%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.017406	7.977230	32.57%	6,578	2009
	10.000000	6.017406	-39.83%	5,649	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.806358	13.631188	26.14%	0	2009
	20.731261	10.806358	-47.87%	0	2008
	20.726461	20.731261	0.02%	0	2007
	17.383712	20.726461	19.23%	0	2006
	15.964736	17.383712	8.89%	0	2005
	13.658986	15.964736	16.88%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.712492	9.727311	26.12%	0	2009
	14.788359	7.712492	-47.85%	2,551	2008
	14.786394	14.788359	0.01%	1,943	2007
	12.401261	14.786394	19.23%	0	2006
	11.387503	12.401261	8.90%	0	2005
	10.000000	11.387503	13.88%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.249471	7.873662	25.99%	3,367	2009
	10.000000	6.249471	-37.51%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.237682	7.740890	24.10%	0	2009
	10.000000	6.237682	-37.62%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.160584	7.602974	23.41%	3,423	2009
	10.000000	6.160584	-38.39%	3,175	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.639822	8.437709	27.08%	3,092	2009
	10.000000	6.639822	-33.60%	5,041	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	8.778226	10.874426	23.88%	0	2009
	16.858525	8.778226	-47.93%	0	2008
	15.809103	16.858525	6.64%	0	2007
	15.759610	15.809103	0.31%	0	2006
	15.017268	15.759610	4.94%	0	2005
	13.623997	15.017268	10.23%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	12.844595	15.745826	22.59%	0	2009
	19.480424	12.844595	-34.06%	0	2008
	21.562310	19.480424	-9.66%	0	2007
	18.904256	21.562310	14.06%	0	2006
	18.882184	18.904256	0.12%	0	2005
	16.569801	18.882184	13.96%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.889701	15.567702	30.93%	216	2009
	19.803271	11.889701	-39.96%	220	2008
	19.956821	19.803271	-0.77%	14	2007
	18.333541	19.956821	8.85%	0	2006
	16.803847	18.333541	9.10%	0	2005
	14.524035	16.803847	15.70%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.553071	11.682638	22.29%	4,445	2009
	16.798966	9.553071	-43.13%	6,054	2008
	15.987862	16.798966	5.07%	3,445	2007
	14.473777	15.987862	10.46%	0	2006
	13.881734	14.473777	4.26%	0	2005
	13.011714	13.881734	6.69%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.534638	7.035521	27.12%	0	2009
	10.000000	5.534638	-44.65%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.770217	10.192799	4.33%	0	2009
	10.000000	9.770217	-2.30%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.810888	28.11%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.807341	28.07%	3,951	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.175323	12.712412	24.93%	127	2009
	16.641374	10.175323	-38.86%	131	2008
	17.545479	16.641374	-5.15%	1,829	2007
	15.587141	17.545479	12.56%	0	2006
	15.393731	15.587141	1.26%	0	2005
	13.498265	15.393731	14.04%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.826749	12.393192	40.40%	0	2009
	16.678885	8.826749	-47.08%	0	2008
	15.041864	16.678885	10.88%	0	2007
	14.340730	15.041864	4.89%	0	2006
	14.039735	14.340730	2.14%	0	2005
	13.519989	14.039735	3.84%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.722065	11.840747	35.76%	0	2009
	15.012435	8.722065	-41.90%	0	2008
	14.534806	15.012435	3.29%	0	2007
	12.710197	14.534806	14.36%	0	2006
	11.441227	12.710197	11.09%	0	2005
	10.000000	11.441227	14.41%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.235979	17.965326	35.73%	0	2009
	22.775693	13.235979	-41.89%	0	2008
	22.046369	22.775693	3.31%	0	2007
	19.284633	22.046369	14.32%	0	2006
	17.357325	19.284633	11.10%	0	2005
	14.990508	17.357325	15.79%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.973035	2.429414	23.13%	0	2009
	9.480431	1.973035	-79.19%	0	2008
	10.000000	9.480431	-5.20%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.713980	3.329415	22.68%	0	2009
	13.005778	2.713980	-79.13%	0	2008
	13.417803	13.005778	-3.07%	0	2007
	12.611392	13.417803	6.39%	0	2006
	12.692608	12.611392	-0.64%	0	2005
	11.984878	12.692608	5.91%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.636227	12.013089	24.67%	3,715	2009
	16.120808	9.636227	-40.22%	5,629	2008
	15.893678	16.120808	1.43%	3,489	2007
	14.218306	15.893678	11.78%	0	2006
	13.804228	14.218306	3.00%	0	2005
	12.985093	13.804228	6.31%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.023122	16.029546	33.32%	30	2009
	19.912258	12.023122	-39.62%	1,077	2008
	20.735496	19.912258	-3.97%	695	2007
	18.566041	20.735496	11.69%	0	2006
	17.372328	18.566041	6.87%	0	2005
	14.965518	17.372328	16.08%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.774944	7.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.853711	8.54%	2,333	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.353877	10.562374	26.44%	0	2009
	13.991778	8.353877	-40.29%	0	2008
	15.290861	13.991778	-8.50%	0	2007
	13.543002	15.290861	12.91%	0	2006
	13.212649	13.543002	2.50%	0	2005
	12.208681	13.212649	8.22%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.148177	13.533018	21.39%	0	2009
	20.422336	11.148177	-45.41%	0	2008
	19.351390	20.422336	5.53%	0	2007
	15.554673	19.351390	24.41%	0	2006
	14.232609	15.554673	9.29%	0	2005
	12.575694	14.232609	13.18%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.939854	12.674970	59.64%	0	2009
	12.946630	7.939854	-38.67%	0	2008
	12.598652	12.946630	2.76%	0	2007
	12.267277	12.598652	2.70%	0	2006
	11.915436	12.267277	2.95%	0	2005
	11.647305	11.915436	2.30%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.245431	10.006389	38.11%	83	2009
	12.971976	7.245431	-44.15%	2,764	2008
	11.841254	12.971976	9.55%	1,116	2007
	11.119183	11.841254	6.49%	0	2006
	10.000000	11.119183	11.19%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.524047	9.178892	21.99%	0	2009
	12.121164	7.524047	-37.93%	0	2008
	12.080509	12.121164	0.34%	321	2007
	10.452783	12.080509	15.57%	0	2006
	10.000000	10.452783	4.53%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.286446	9.893506	6.54%	0	2009
	10.647654	9.286446	-12.78%	8,290	2008
	10.391171	10.647654	2.47%	6,422	2007
	10.300963	10.391171	0.88%	0	2006
	10.174895	10.300963	1.24%	0	2005
	10.037664	10.174895	1.37%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.496131	17.103885	26.73%	0	2009
	16.297972	13.496131	-17.19%	0	2008
	15.729544	16.297972	3.61%	0	2007
	14.573765	15.729544	7.93%	0	2006
	13.342449	14.573765	9.23%	0	2005
	12.444303	13.342449	7.22%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.215781	11.405236	23.76%	0	2009
	15.229074	9.215781	-39.49%	0	2008
	14.222359	15.229074	7.08%	0	2007
	12.843748	14.222359	10.73%	0	2006
	12.125057	12.843748	5.93%	0	2005
	11.351430	12.125057	6.82%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.237520	9.263338	12.45%	0	2009
	11.931503	8.237520	-30.96%	0	2008
	11.386811	11.931503	4.78%	0	2007
	10.424412	11.386811	9.23%	0	2006
	10.193488	10.424412	2.27%	0	2005
	10.000000	10.193488	1.93%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.428532	8.977503	39.65%	0	2009
	10.819052	6.428532	-40.58%	0	2008
	10.323589	10.819052	4.80%	0	2007
	10.355320	10.323589	-0.31%	0	2006
	10.057568	10.355320	2.96%	0	2005
	10.000000	10.057568	0.58%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.329071	12.383239	48.67%	0	2009
	14.599595	8.329071	-42.95%	0	2008
	13.172281	14.599595	10.84%	0	2007
	11.016363	13.172281	19.57%	0	2006
	10.645020	11.016363	3.49%	0	2005
	10.000000	10.645020	6.45%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.383268	11.326326	9.08%	0	2009
	10.411529	10.383268	-0.27%	0	2008
	10.067671	10.411529	3.42%	0	2007
	9.955720	10.067671	1.12%	0	2006
	10.030419	9.955720	-0.74%	0	2005
	10.000000	10.030419	0.30%	0	2004*

Additional Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.015167	11.733687	17.16%	0	2009
	17.348200	10.015167	-42.27%	0	2008
	16.996931	17.348200	2.07%	0	2007
	14.923589	16.996931	13.89%	0	2006
	14.655069	14.923589	1.83%	0	2005
	13.535030	14.655069	8.28%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.098348	16.801811	38.88%	0	2009
	19.343103	12.098348	-37.45%	0	2008
	19.573608	19.343103	-1.18%	0	2007
	17.604714	19.573608	11.18%	0	2006
	16.957910	17.604714	3.81%	0	2005
	14.628993	16.957910	15.92%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.574369	11.345677	7.29%	0	2009
	11.037569	10.574369	-4.20%	0	2008
	10.356434	11.037569	6.58%	0	2007
	10.471354	10.356434	-1.10%	0	2006
	10.590116	10.471354	-1.12%	0	2005
	10.280991	10.590116	3.01%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.399715	11.923509	14.65%	0	2009
	16.367713	10.399715	-36.46%	0	2008
	16.889015	16.367713	-3.09%	0	2007
	14.850460	16.889015	13.73%	0	2006
	14.594228	14.850460	1.76%	0	2005
	13.316868	14.594228	9.59%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.074130	11.466307	26.36%	0	2009
	12.347868	9.074130	-26.51%	0	2008
	13.001262	12.347868	-5.03%	0	2007
	11.107509	13.001262	17.05%	0	2006
	10.000000	11.107509	11.08%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.550240	13.461781	16.55%	0	2009
	16.210076	11.550240	-28.75%	0	2008
	17.587623	16.210076	-7.83%	0	2007
	15.249300	17.587623	15.33%	0	2006
	14.938010	15.249300	2.08%	0	2005
	13.439579	14.938010	11.15%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.961550	19.62%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.926171	15.732763	21.71%	0	2009
	19.220612	12.926171	-32.75%	0	2008
	19.877036	19.220612	-3.30%	0	2007
	17.844981	19.877036	11.39%	0	2006
	17.092810	17.844981	4.40%	0	2005
	14.405303	17.092810	18.66%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.052012	12.334286	22.70%	0	2009
	16.474665	10.052012	-38.99%	0	2008
	16.120936	16.474665	2.19%	0	2007
	14.372917	16.120936	12.16%	0	2006
	14.136241	14.372917	1.67%	0	2005
	13.158718	14.136241	7.43%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.435558	12.417294	18.99%	0	2009
	15.253779	10.435558	-31.59%	0	2008
	14.666356	15.253779	4.01%	0	2007
	12.963337	14.666356	13.14%	0	2006
	12.788595	12.963337	1.37%	0	2005
	12.535430	12.788595	2.02%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.986507	9.777906	22.43%	0	2009
	13.184376	7.986507	-39.42%	0	2008
	15.267614	13.184376	-13.64%	0	2007
	15.148778	15.267614	0.78%	0	2006
	14.740822	15.148778	2.77%	0	2005
	13.635887	14.740822	8.10%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.903753	12.022904	10.26%	0	2009
	15.925809	10.903753	-31.53%	0	2008
	14.922905	15.925809	6.72%	0	2007
	13.238612	14.922905	12.72%	0	2006
	13.371278	13.238612	-0.99%	0	2005
	12.823482	13.371278	4.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.344153	10.930147	16.97%	0	2009
	10.382725	9.344153	-10.00%	0	2008
	10.145400	10.382725	2.34%	0	2007
	10.027737	10.145400	1.17%	0	2006
	10.199280	10.027737	-1.68%	0	2005
	10.140286	10.199280	0.58%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.698428	10.496455	20.67%	0	2009
	11.940771	8.698428	-27.15%	0	2008
	11.314604	11.940771	5.53%	0	2007
	10.605677	11.314604	6.68%	0	2006
	10.000000	10.605677	6.06%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.307712	10.396428	25.14%	0	2009
	12.699822	8.307712	-34.58%	0	2008
	11.864788	12.699822	7.04%	0	2007
	10.909826	11.864788	8.75%	0	2006
	10.000000	10.909826	9.10%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.952901	10.156056	27.70%	0	2009
	13.213786	7.952901	-39.81%	0	2008
	12.221279	13.213786	8.12%	0	2007
	11.116260	12.221279	9.94%	0	2006
	10.000000	11.116260	11.16%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.639027	15.349346	31.88%	0	2009
	20.863454	11.639027	-44.21%	0	2008
	18.272664	20.863454	14.18%	0	2007
	16.843160	18.272664	8.49%	0	2006
	14.831189	16.843160	13.57%	0	2005
	13.229346	14.831189	12.11%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.483779	13.624560	43.66%	0	2009
	21.368031	9.483779	-55.62%	0	2008
	15.073090	21.368031	41.76%	0	2007
	13.276323	15.073090	13.53%	0	2006
	10.000000	13.276323	32.76%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.674800	12.232942	26.44%	0	2009
	17.379418	9.674800	-44.33%	0	2008
	17.630810	17.379418	-1.43%	0	2007
	15.099993	17.630810	16.76%	0	2006
	14.691423	15.099993	2.78%	0	2005
	13.567190	14.691423	8.29%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.273896	11.552863	24.57%	0	2009
	18.080797	9.273896	-48.71%	0	2008
	14.665658	18.080797	23.29%	0	2007
	14.134824	14.665658	3.76%	0	2006
	13.761209	14.134824	2.71%	0	2005
	13.707815	13.761209	0.39%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.905045	11.134285	12.41%	0	2009
	10.539507	9.905045	-6.02%	0	2008
	10.403072	10.539507	1.31%	0	2007
	10.261016	10.403072	1.38%	0	2006
	10.343578	10.261016	-0.80%	0	2005
	10.197847	10.343578	1.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.290365	19.442007	36.05%	0	2009
	24.307630	14.290365	-41.21%	0	2008
	21.651876	24.307630	12.27%	0	2007
	19.785626	21.651876	9.43%	0	2006
	17.220038	19.785626	14.90%	0	2005
	14.189813	17.220038	21.35%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.311683	16.356690	22.87%	0	2009
	24.401994	13.311683	-45.45%	0	2008
	21.417480	24.401994	13.93%	0	2007
	18.679051	21.417480	14.66%	0	2006
	16.152073	18.679051	15.64%	0	2005
	14.642203	16.152073	10.31%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.016207	11.076852	22.85%	0	2009
	16.523620	9.016207	-45.43%	0	2008
	14.501802	16.523620	13.94%	0	2007
	12.643261	14.501802	14.70%	0	2006
	10.936592	12.643261	15.61%	0	2005
	10.000000	10.936592	9.37%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.003946	15.304798	52.99%	0	2009
	21.096918	10.003946	-52.58%	0	2008
	20.555897	21.096918	2.63%	0	2007
	18.200291	20.555897	12.94%	0	2006
	18.251327	18.200291	-0.28%	0	2005
	16.468875	18.251327	10.82%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.620063	10.058799	32.00%	0	2009
	11.127825	7.620063	-31.52%	0	2008
	11.018444	11.127825	0.99%	0	2007
	10.000000	11.018444	10.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.877105	12.425361	14.23%	0	2009
	15.327413	10.877105	-29.03%	0	2008
	16.181933	15.327413	-5.28%	0	2007
	14.191162	16.181933	14.03%	0	2006
	14.093437	14.191162	0.69%	0	2005
	13.042504	14.093437	8.06%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	12.831931	16.133884	25.73%	0	2009
	19.679634	12.831931	-34.80%	0	2008
	20.711387	19.679634	-4.98%	0	2007
	18.185458	20.711387	13.89%	0	2006
	17.173368	18.185458	5.89%	0	2005
	14.255449	17.173368	20.47%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.537747	8.289909	26.80%	0	2009
	10.000000	6.537747	-34.62%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.058403	15.223755	68.06%	0	2009
	19.662006	9.058403	-53.93%	0	2008
	15.695719	19.662006	25.27%	0	2007
	12.578653	15.695719	24.78%	0	2006
	10.000000	12.578653	25.79%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.002374	17.346636	33.41%	0	2009
	22.402855	13.002374	-41.96%	0	2008
	19.934586	22.402855	12.38%	0	2007
	16.859913	19.934586	18.24%	0	2006
	15.719025	16.859913	7.26%	0	2005
	13.622650	15.719025	15.39%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.441676	12.610495	33.56%	0	2009
	16.271712	9.441676	-41.97%	0	2008
	14.480350	16.271712	12.37%	0	2007
	12.245306	14.480350	18.25%	0	2006
	11.420446	12.245306	7.22%	0	2005
	10.000000	11.420446	14.20%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.916053	13.768040	15.54%	0	2009
	11.525076	11.916053	3.39%	0	2008
	10.663948	11.525076	8.08%	0	2007
	9.706720	10.663948	9.86%	0	2006
	10.000000	9.706720	-2.93%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.069330	10.658249	17.52%	0	2009
	16.238733	9.069330	-44.15%	0	2008
	14.931328	16.238733	8.76%	0	2007
	14.460675	14.931328	3.25%	0	2006
	13.679629	14.460675	5.71%	0	2005
	13.215099	13.679629	3.52%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.333441	14.283685	38.23%	0	2009
	20.077888	10.333441	-48.53%	0	2008
	18.659240	20.077888	7.60%	0	2007
	16.485781	18.659240	13.18%	0	2006
	15.497180	16.485781	6.38%	0	2005
	13.810248	15.497180	12.22%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.752990	17.53%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.891972	14.538633	22.26%	0	2009
	14.553136	11.891972	-18.29%	0	2008
	13.556774	14.553136	7.35%	0	2007
	12.611299	13.556774	7.50%	0	2006
	12.031837	12.611299	4.82%	0	2005
	11.412832	12.031837	5.42%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.892354	16.904640	42.15%	0	2009
	21.937357	11.892354	-45.79%	0	2008
	16.494692	21.937357	33.00%	0	2007
	15.527005	16.494692	6.23%	0	2006
	14.169154	15.527005	9.58%	0	2005
	12.337835	14.169154	14.84%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.023409	20.960280	74.33%	0	2009
	25.845963	12.023409	-53.48%	0	2008
	20.732706	25.845963	24.66%	0	2007
	14.516527	20.732706	42.82%	0	2006
	11.294121	14.516527	28.53%	0	2005
	10.000000	11.294121	12.94%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.498298	30.504477	74.33%	0	2009
	37.629937	17.498298	-53.50%	0	2008
	30.198233	37.629937	24.61%	0	2007
	21.153685	30.198233	42.76%	0	2006
	16.467621	21.153685	28.46%	0	2005
	14.252430	16.467621	15.54%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.315713	12.614430	35.41%	0	2009
	15.185392	9.315713	-38.65%	0	2008
	14.051817	15.185392	8.07%	0	2007
	13.450793	14.051817	4.47%	0	2006
	13.255587	13.450793	1.47%	0	2005
	12.493813	13.255587	6.10%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.097353	14.420816	19.21%	0	2009
	18.477195	12.097353	-34.53%	0	2008
	17.643127	18.477195	4.73%	0	2007
	15.038216	17.643127	17.32%	0	2006
	14.508110	15.038216	3.65%	0	2005
	12.978767	14.508110	11.78%	0	2004

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.337285	10.195921	22.29%	0	2009
	12.075584	8.337285	-32.21%	0	2008
	11.606353	12.075584	4.04%	0	2007
	10.796419	11.606353	7.50%	0	2006
	10.663330	10.796419	1.25%	0	2005
	10.000000	10.663330	6.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.414262	9.282994	10.32%	0	2009
	9.984124	8.414262	-15.72%	0	2008
	9.790239	9.984124	1.98%	0	2007
	9.650484	9.790239	1.45%	0	2006
	9.771420	9.650484	-1.24%	0	2005
	9.959809	9.771420	-1.89%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.648715	10.335255	19.50%	0	2009
	14.678927	8.648715	-41.08%	0	2008
	15.003550	14.678927	-2.16%	0	2007
	14.641939	15.003550	2.47%	0	2006
	14.615808	14.641939	0.18%	0	2005
	13.419708	14.615808	8.91%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.531696	12.195172	27.94%	0	2009
	16.169498	9.531696	-41.05%	0	2008
	15.436803	16.169498	4.75%	0	2007
	13.944950	15.436803	10.70%	0	2006
	13.404243	13.944950	4.03%	0	2005
	12.154906	13.404243	10.28%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.216057	12.16%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.328664	23.29%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.324387	8.799821	20.14%	0	2009
	10.714302	7.324387	-31.64%	0	2008
	10.370661	10.714302	3.31%	0	2007
	10.000000	10.370661	3.71%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.105233	9.940957	9.18%	0	2009
	10.377619	9.105233	-12.26%	0	2008
	10.352907	10.377619	0.24%	0	2007
	10.000000	10.352907	3.53%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.082184	9.762915	37.85%	0	2009
	11.856247	7.082184	-40.27%	0	2008
	10.650753	11.856247	11.32%	0	2007
	10.000000	10.650753	6.51%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.022020	8.136030	35.10%	0	2009
	11.089323	6.022020	-45.70%	0	2008
	10.181429	11.089323	8.92%	0	2007
	10.000000	10.181429	1.81%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.858027	7.453008	27.23%	0	2009
	9.716261	5.858027	-39.71%	0	2008
	10.000000	9.716261	-2.84%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.559860	13.587739	42.13%	0	2009
	13.637331	9.559860	-29.90%	0	2008
	13.584734	13.637331	0.39%	0	2007
	12.615727	13.584734	7.68%	0	2006
	12.656896	12.615727	-0.33%	0	2005
	11.809019	12.656896	7.18%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.836979	11.145174	42.21%	0	2009
	11.196498	7.836979	-30.01%	0	2008
	11.149688	11.196498	0.42%	0	2007
	10.354804	11.149688	7.68%	0	2006
	10.000000	10.354804	3.55%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.409864	6.817530	26.02%	0	2009
	10.000000	5.409864	-45.90%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.178834	31.79%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.062376	7.538388	48.91%	0	2009
	10.000000	5.062376	-49.38%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.066437	7.752377	27.79%	0	2009
	10.000000	6.066437	-39.34%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.298845	7.922212	25.77%	0	2009
	10.000000	6.298845	-37.01%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.846999	9.153230	16.65%	0	2009
	10.000000	7.846999	-21.53%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.131377	8.619980	20.87%	0	2009
	10.000000	7.131377	-28.69%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.986864	9.887876	10.03%	0	2009
	10.000000	8.986864	-10.13%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.485944	8.887030	18.72%	0	2009
	10.000000	7.485944	-25.14%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.771610	8.344275	23.22%	0	2009
	10.000000	6.771610	-32.28%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.223539	9.421073	14.56%	0	2009
	10.000000	8.223539	-17.76%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.747079	10.304036	5.71%	0	2009
	10.000000	9.747079	-2.53%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.752854	11.055045	13.35%	0	2009
	10.000000	9.752854	-2.47%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.173609	30.441576	58.77%	0	2009
	46.820093	19.173609	-59.05%	0	2008
	33.129060	46.820093	41.33%	0	2007
	24.962820	33.129060	32.71%	0	2006
	19.375595	24.962820	28.84%	0	2005
	16.525546	19.375595	17.25%	0	2004

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.600227	18.417451	58.77%	0	2009
	28.282008	11.600227	-58.98%	0	2008
	19.976255	28.282008	41.58%	0	2007
	15.025566	19.976255	32.95%	0	2006
	11.648664	15.025566	28.99%	0	2005
	10.000000	11.648664	16.49%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.080107	11.076507	-0.03%	0	2009
	10.565993	11.080107	4.87%	0	2008
	10.129990	10.565993	4.30%	0	2007
	10.068553	10.129990	0.61%	0	2006
	10.015015	10.068553	0.53%	0	2005
	9.962635	10.015015	0.53%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.352273	7.953071	25.20%	0	2009
	11.466568	6.352273	-44.60%	0	2008
	10.769320	11.466568	6.47%	0	2007
	10.000000	10.769320	7.69%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.442890	14.170243	23.83%	0	2009
	18.612502	11.442890	-38.52%	0	2008
	18.046687	18.612502	3.14%	0	2007
	15.861023	18.046687	13.78%	0	2006
	15.094263	15.861023	5.08%	0	2005
	13.597762	15.094263	11.01%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.433441	14.33%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.987740	19.88%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.571603	11.226422	6.19%	0	2009
	11.555396	10.571603	-8.51%	0	2008
	11.265452	11.555396	2.57%	0	2007
	10.899399	11.265452	3.36%	0	2006
	10.836897	10.899399	0.58%	22,143	2005
	10.636998	10.836897	1.88%	22,143	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.035880	12.799254	15.98%	0	2009
	14.760406	11.035880	-25.23%	0	2008
	14.352141	14.760406	2.84%	0	2007
	13.238706	14.352141	8.41%	0	2006
	12.908186	13.238706	2.56%	0	2005
	12.105156	12.908186	6.63%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.321592	13.710012	21.10%	0	2009
	16.951581	11.321592	-33.21%	0	2008
	16.406499	16.951581	3.32%	0	2007
	14.712506	16.406499	11.51%	0	2006
	14.113660	14.712506	4.24%	0	2005
	12.933688	14.113660	9.12%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.830646	12.078968	11.53%	0	2009
	13.095792	10.830646	-17.30%	0	2008
	12.709505	13.095792	3.04%	0	2007
	12.040357	12.709505	5.56%	0	2006
	11.836190	12.040357	1.72%	0	2005
	11.346082	11.836190	4.32%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.080328	16.082724	33.13%	0	2009
	19.531916	12.080328	-38.15%	0	2008
	18.656197	19.531916	4.69%	0	2007
	17.438149	18.656197	6.98%	0	2006
	15.978117	17.438149	9.14%	0	2005
	14.181875	15.978117	12.67%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.925151	9.666191	-2.61%	0	2009
	9.990159	9.925151	-0.65%	0	2008
	9.794206	9.990159	2.00%	0	2007
	9.624080	9.794206	1.77%	0	2006
	9.628441	9.624080	-0.05%	0	2005
	9.810935	9.628441	-1.86%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.334824	11.303132	21.09%	0	2009
	11.593699	9.334824	-19.48%	0	2008
	11.384471	11.593699	1.84%	0	2007
	11.153847	11.384471	2.07%	0	2006
	11.212189	11.153847	-0.52%	0	2005
	10.810989	11.212189	3.71%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.015336	7.970391	32.50%	0	2009
	10.000000	6.015336	-39.85%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.774956	13.584592	26.08%	0	2009
	20.681660	10.774956	-47.90%	0	2008
	20.687550	20.681660	-0.03%	0	2007
	17.359965	20.687550	19.17%	0	2006
	15.951095	17.359965	8.83%	0	2005
	13.645304	15.951095	16.82%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.694038	9.699064	26.06%	0	2009
	14.760578	7.694038	-47.87%	0	2008
	14.766245	14.760578	-0.04%	0	2007
	12.390705	14.766245	19.17%	0	2006
	11.383636	12.390705	8.85%	0	2005
	10.000000	11.383636	13.84%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.247328	7.866930	25.92%	0	2009
	10.000000	6.247328	-37.53%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.235533	7.734257	24.04%	0	2009
	10.000000	6.235533	-37.64%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.158477	7.596483	23.35%	0	2009
	10.000000	6.158477	-38.42%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.637541	8.430486	27.01%	0	2009
	10.000000	6.637541	-33.62%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	8.751781	10.836099	23.82%	0	2009
	16.816411	8.751781	-47.96%	0	2008
	15.777740	16.816411	6.58%	0	2007
	15.736403	15.777740	0.26%	0	2006
	15.002820	15.736403	4.89%	0	2005
	13.617871	15.002820	10.17%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	12.805895	15.690344	22.52%	0	2009
	19.431739	12.805895	-34.10%	0	2008
	21.519533	19.431739	-9.70%	0	2007
	18.876419	21.519533	14.00%	0	2006
	18.864027	18.876419	0.07%	0	2005
	16.562373	18.864027	13.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.853877	15.512831	30.87%	0	2009
	19.753773	11.853877	-39.99%	0	2008
	19.917218	19.753773	-0.82%	0	2007
	18.306537	19.917218	8.80%	0	2006
	16.787676	18.306537	9.05%	0	2005
	14.517509	16.787676	15.64%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.524273	11.641432	22.23%	0	2009
	16.756955	9.524273	-43.16%	0	2008
	15.956119	16.756955	5.02%	0	2007
	14.452447	15.956119	10.40%	0	2006
	13.868376	14.452447	4.21%	0	2005
	13.005866	13.868376	6.63%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.532729	7.029492	27.05%	0	2009
	10.000000	5.532729	-44.67%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.766869	10.184070	4.27%	0	2009
	10.000000	9.766869	-2.33%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.806508	28.07%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.802957	28.03%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.144665	12.667615	24.87%	0	2009
	16.599768	10.144665	-38.89%	0	2008
	17.510656	16.599768	-5.20%	0	2007
	15.564177	17.510656	12.51%	0	2006
	15.378922	15.564177	1.20%	0	2005
	13.492206	15.378922	13.98%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.800149	12.349511	40.33%	0	2009
	16.637189	8.800149	-47.11%	0	2008
	15.012007	16.637189	10.83%	0	2007
	14.319587	15.012007	4.84%	0	2006
	14.026215	14.319587	2.09%	0	2005
	13.513916	14.026215	3.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.701218	11.806387	35.69%	0	2009
	14.984275	8.701218	-41.93%	0	2008
	14.515027	14.984275	3.23%	0	2007
	12.699393	14.515027	14.30%	0	2006
	11.437350	12.699393	11.03%	0	2005
	10.000000	11.437350	14.37%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.196085	17.901975	35.66%	0	2009
	22.718743	13.196085	-41.92%	0	2008
	22.002596	22.718743	3.25%	0	2007
	19.256202	22.002596	14.26%	0	2006
	17.340618	19.256202	11.05%	0	2005
	14.983757	17.340618	15.73%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.971341	2.426096	23.07%	0	2009
	9.477174	1.971341	-79.20%	0	2008
	10.000000	9.477174	-5.23%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.705799	3.317670	22.61%	0	2009
	12.973259	2.705799	-79.14%	0	2008
	13.391163	12.973259	-3.12%	0	2007
	12.592807	13.391163	6.34%	0	2006
	12.680408	12.592807	-0.69%	0	2005
	11.979498	12.680408	5.85%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.607194	11.970740	24.60%	0	2009
	16.080517	9.607194	-40.26%	0	2008
	15.862146	16.080517	1.38%	0	2007
	14.197362	15.862146	11.73%	0	2006
	13.790950	14.197362	2.95%	0	2005
	12.979264	13.790950	6.25%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	11.986890	15.973049	33.25%	0	2009
	19.862490	11.986890	-39.65%	0	2008
	20.694340	19.862490	-4.02%	0	2007
	18.538687	20.694340	11.63%	0	2006
	17.355616	18.538687	6.82%	0	2005
	14.958800	17.355616	16.02%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.771245	7.71%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.849988	8.50%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.329599	10.526270	26.37%	0	2009
	13.958308	8.329599	-40.33%	0	2008
	15.262154	13.958308	-8.54%	0	2007
	13.524494	15.262154	12.85%	0	2006
	13.201360	13.524494	2.45%	0	2005
	12.204507	13.201360	8.17%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.115746	13.486729	21.33%	0	2009
	20.373434	11.115746	-45.44%	0	2008
	19.315023	20.373434	5.48%	0	2007
	15.533389	19.315023	24.35%	0	2006
	14.220424	15.533389	9.23%	0	2005
	12.571380	14.220424	13.12%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.916782	12.631649	59.56%	0	2009
	12.915651	7.916782	-38.70%	0	2008
	12.574995	12.915651	2.71%	0	2007
	12.250506	12.574995	2.65%	0	2006
	11.905241	12.250506	2.90%	0	2005
	11.643314	11.905241	2.25%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.231795	9.982433	38.04%	0	2009
	12.954226	7.231795	-44.17%	0	2008
	11.831153	12.954226	9.49%	0	2007
	11.115395	11.831153	6.44%	0	2006
	10.000000	11.115395	11.15%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.509896	9.156927	21.93%	0	2009
	12.104596	7.509896	-37.96%	0	2008
	12.070215	12.104596	0.28%	0	2007
	10.449233	12.070215	15.51%	0	2006
	10.000000	10.449233	4.49%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.259434	9.859661	6.48%	0	2009
	10.622140	9.259434	-12.83%	0	2008
	10.371626	10.622140	2.42%	0	2007
	10.286860	10.371626	0.82%	0	2006
	10.166177	10.286860	1.19%	0	2005
	10.034219	10.166177	1.32%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.454621	17.042530	26.67%	0	2009
	16.256199	13.454621	-17.23%	0	2008
	15.697327	16.256199	3.56%	0	2007
	14.551356	15.697327	7.88%	0	2006
	13.328752	14.551356	9.17%	0	2005
	12.437910	13.328752	7.16%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.190338	11.367919	23.69%	0	2009
	15.194863	9.190338	-39.52%	0	2008
	14.197739	15.194863	7.02%	0	2007
	12.828084	14.197739	10.68%	0	2006
	12.116472	12.828084	5.87%	0	2005
	11.349228	12.116472	6.76%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.220078	9.238976	12.40%	0	2009
	11.912370	8.220078	-31.00%	0	2008
	11.374425	11.912370	4.73%	0	2007
	10.418408	11.374425	9.18%	0	2006
	10.192830	10.418408	2.21%	0	2005
	10.000000	10.192830	1.93%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.414919	8.953899	39.58%	0	2009
	10.801706	6.414919	-40.61%	0	2008
	10.312362	10.801706	4.75%	0	2007
	10.349361	10.312362	-0.36%	0	2006
	10.056917	10.349361	2.91%	0	2005
	10.000000	10.056917	0.57%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.311425	12.350668	48.60%	0	2009
	14.576171	8.311425	-42.98%	0	2008
	13.157928	14.576171	10.78%	0	2007
	11.010003	13.157928	19.51%	0	2006
	10.644332	11.010003	3.44%	0	2005
	10.000000	10.644332	6.44%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.361292	11.296550	9.03%	0	2009
	10.394832	10.361292	-0.32%	0	2008
	10.056717	10.394832	3.36%	0	2007
	9.949982	10.056717	1.07%	0	2006
	10.029772	9.949982	-0.80%	0	2005
	10.000000	10.029772	0.30%	0	2004*

Additional Contract Options Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.984969	11.692299	17.10%	0	2009
	17.304815	9.984969	-42.30%	0	2008
	16.963176	17.304815	2.01%	0	2007
	14.901586	16.963176	13.83%	0	2006
	14.640963	14.901586	1.78%	0	2005
	13.528939	14.640963	8.22%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.061873	16.742551	38.81%	0	2009
	19.294732	12.061873	-37.49%	0	2008
	19.534747	19.294732	-1.23%	0	2007
	17.578766	19.534747	11.13%	0	2006
	16.941580	17.578766	3.76%	0	2005
	14.622416	16.941580	15.86%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.541827	11.304952	7.24%	0	2009
	11.009254	10.541827	-4.25%	0	2008
	10.335203	11.009254	6.52%	0	2007
	10.455242	10.335203	-1.15%	0	2006
	10.579241	10.455242	-1.17%	0	2005
	10.275710	10.579241	2.95%	794	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.368364	11.881451	14.59%	0	2009
	16.326767	10.368364	-36.49%	0	2008
	16.855464	16.326767	-3.14%	0	2007
	14.828562	16.855464	13.67%	0	2006
	14.580180	14.828562	1.70%	0	2005
	13.310890	14.580180	9.54%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.057048	11.438856	26.30%	0	2009
	12.330968	9.057048	-26.55%	0	2008
	12.990174	12.330968	-5.07%	0	2007
	11.103723	12.990174	16.99%	0	2006
	10.000000	11.103723	11.04%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	11.515429	13.414328	16.49%	0	2009
	16.169538	11.515429	-28.78%	0	2008
	17.552705	16.169538	-7.88%	0	2007
	15.226827	17.552705	15.27%	0	2006
	14.923634	15.226827	2.03%	0	2005
	13.433540	14.923634	11.09%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.957452	19.57%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.887190	15.677252	21.65%	0	2009
	19.172521	12.887190	-32.78%	0	2008
	19.837549	19.172521	-3.35%	0	2007
	17.818648	19.837549	11.33%	0	2006
	17.076334	17.818648	4.35%	0	2005
	14.398821	17.076334	18.60%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.021701	12.290781	22.64%	2,002	2009
	16.433443	10.021701	-39.02%	2,576	2008
	16.088906	16.433443	2.14%	2,578	2007
	14.351708	16.088906	12.10%	2,619	2006
	14.122620	14.351708	1.62%	2,866	2005
	13.152795	14.122620	7.37%	2,561	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.404096	12.373501	18.93%	0	2009
	15.215613	10.404096	-31.62%	0	2008
	14.637231	15.215613	3.95%	0	2007
	12.944223	14.637231	13.08%	0	2006
	12.776279	12.944223	1.31%	0	2005
	12.529791	12.776279	1.97%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.962428	9.743426	22.37%	0	2009
	13.151399	7.962428	-39.46%	0	2008
	15.237302	13.151399	-13.69%	0	2007
	15.126454	15.237302	0.73%	0	2006
	14.726633	15.126454	2.71%	0	2005
	13.629760	14.726633	8.05%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.870886	11.980497	10.21%	0	2009
	15.885982	10.870886	-31.57%	0	2008
	14.893279	15.885982	6.67%	0	2007
	13.219090	14.893279	12.66%	0	2006
	13.358397	13.219090	-1.04%	0	2005
	12.817714	13.358397	4.22%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.315990	10.891609	16.91%	0	2009
	10.356746	9.315990	-10.05%	0	2008
	10.125236	10.356746	2.29%	0	2007
	10.012938	10.125236	1.12%	0	2006
	10.189458	10.012938	-1.73%	0	2005
	10.135722	10.189458	0.53%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.682036	10.471297	20.61%	0	2009
	11.924411	8.682036	-27.19%	0	2008
	11.304950	11.924411	5.48%	0	2007
	10.602063	11.304950	6.63%	0	2006
	10.000000	10.602063	6.02%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.292054	10.371497	25.08%	0	2009
	12.682436	8.292054	-34.62%	0	2008
	11.854675	12.682436	6.98%	0	2007
	10.906116	11.854675	8.70%	0	2006
	10.000000	10.906116	9.06%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.937924	10.131730	27.64%	0	2009
	13.195699	7.937924	-39.84%	0	2008
	12.210862	13.195699	8.07%	0	2007
	11.112479	12.210862	9.88%	0	2006
	10.000000	11.112479	11.12%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.603948	15.295215	31.81%	1,185	2009
	20.811287	11.603948	-44.24%	1,459	2008
	18.236387	20.811287	14.12%	1,459	2007
	16.818327	18.236387	8.43%	1,460	2006
	14.816910	16.818327	13.51%	1,460	2005
	13.223395	14.816910	12.05%	1,460	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.465921	13.591908	43.59%	0	2009
	21.338807	9.465921	-55.64%	0	2008
	15.060243	21.338807	41.69%	0	2007
	13.271812	15.060243	13.48%	0	2006
	10.000000	13.271812	32.72%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.645623	12.189770	26.38%	0	2009
	17.335945	9.645623	-44.36%	0	2008
	17.595802	17.335945	-1.48%	0	2007
	15.077729	17.595802	16.70%	0	2006
	14.677279	15.077729	2.73%	0	2005
	13.561088	14.677279	8.23%	873	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	9.245919	11.512099	24.51%	0	2009
	18.035540	9.245919	-48.74%	0	2008
	14.636513	18.035540	23.22%	0	2007
	14.113970	14.636513	3.70%	0	2006
	13.747955	14.113970	2.66%	0	2005
	13.701649	13.747955	0.34%	930	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.875173	11.095000	12.35%	0	2009
	10.513127	9.875173	-6.07%	0	2008
	10.382389	10.513127	1.26%	0	2007
	10.245868	10.382389	1.33%	0	2006
	10.333602	10.245868	-0.85%	0	2005
	10.193260	10.333602	1.38%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.247298	19.373456	35.98%	208	2009
	24.246866	14.247298	-41.24%	208	2008
	21.608905	24.246866	12.21%	209	2007
	19.756481	21.608905	9.38%	209	2006
	17.203473	19.756481	14.84%	209	2005
	14.183441	17.203473	21.29%	459	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	13.271559	16.299006	22.81%	0	2009
	24.340979	13.271559	-45.48%	0	2008
	21.374971	24.340979	13.88%	0	2007
	18.651531	21.374971	14.60%	0	2006
	16.136539	18.651531	15.59%	0	2005
	14.635627	16.136539	10.26%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	8.994644	11.044671	22.79%	0	2009
	16.492583	8.994644	-45.46%	0	2008
	14.482041	16.492583	13.88%	0	2007
	12.632503	14.482041	14.64%	0	2006
	10.932892	12.632503	15.55%	0	2005
	10.000000	10.932892	9.33%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	9.973778	15.250807	52.91%	0	2009
	21.044170	9.973778	-52.61%	0	2008
	20.515088	21.044170	2.58%	0	2007
	18.173475	20.515088	12.88%	0	2006
	18.233772	18.173475	-0.33%	0	2005
	16.461485	18.233772	10.77%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.609616	10.039864	31.94%	0	2009
	11.118291	7.609616	-31.56%	0	2008
	11.014694	11.118291	0.94%	0	2007
	10.000000	11.014694	10.15%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.844325	12.381554	14.18%	234	2009
	15.289080	10.844325	-29.07%	236	2008
	16.149816	15.289080	-5.33%	237	2007
	14.170259	16.149816	13.97%	238	2006
	14.079886	14.170259	0.64%	239	2005
	13.036650	14.079886	8.00%	240	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	12.793266	16.077014	25.67%	0	2009
	19.630438	12.793266	-34.83%	0	2008
	20.670291	19.630438	-5.03%	0	2007
	18.158666	20.670291	13.83%	0	2006
	17.156834	18.158666	5.84%	0	2005
	14.249037	17.156834	20.41%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.535495	8.282802	26.74%	0	2009
	10.000000	6.535495	-34.65%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.041350	15.187294	67.98%	0	2009
	19.635127	9.041350	-53.95%	0	2008
	15.682353	19.635127	25.21%	0	2007
	12.574382	15.682353	24.72%	0	2006
	10.000000	12.574382	25.74%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.963185	17.285475	33.34%	0	2009
	22.346846	12.963185	-41.99%	0	2008
	19.895019	22.346846	12.32%	0	2007
	16.835067	19.895019	18.18%	0	2006
	15.703898	16.835067	7.20%	0	2005
	13.616535	15.703898	15.33%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.419082	12.573861	33.49%	0	2009
	16.241135	9.419082	-42.00%	0	2008
	14.460601	16.241135	12.31%	0	2007
	12.234869	14.460601	18.19%	0	2006
	11.416560	12.234869	7.17%	0	2005
	10.000000	11.416560	14.17%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.893637	13.735076	15.48%	0	2009
	11.509310	11.893637	3.34%	0	2008
	10.654855	11.509310	8.02%	0	2007
	9.703414	10.654855	9.81%	0	2006
	10.000000	9.703414	-2.97%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.041998	10.620670	17.46%	0	2009
	16.198133	9.041998	-44.18%	0	2008
	14.901683	16.198133	8.70%	0	2007
	14.439349	14.901683	3.20%	0	2006
	13.666449	14.439349	5.66%	0	2005
	13.209160	13.666449	3.46%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.302280	14.233306	38.16%	0	2009
	20.027675	10.302280	-48.56%	0	2008
	18.622189	20.027675	7.55%	0	2007
	16.461481	18.622189	13.13%	0	2006
	15.482266	16.461481	6.32%	0	2005
	13.804046	15.482266	12.16%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.748958	17.49%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.856130	14.487378	22.19%	0	2009
	14.516734	11.856130	-18.33%	0	2008
	13.529848	14.516734	7.29%	0	2007
	12.592696	13.529848	7.44%	0	2006
	12.020244	12.592696	4.76%	0	2005
	11.407697	12.020244	5.37%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.856488	16.845002	42.07%	0	2009
	21.882481	11.856488	-45.82%	0	2008
	16.461920	21.882481	32.93%	0	2007
	15.504109	16.461920	6.18%	0	2006
	14.155513	15.504109	9.53%	0	2005
	12.332291	14.155513	14.78%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	11.994635	20.899375	74.24%	0	2009
	25.797416	11.994635	-53.50%	0	2008
	20.704448	25.797416	24.60%	0	2007
	14.504159	20.704448	42.75%	0	2006
	11.290283	14.504159	28.47%	0	2005
	10.000000	11.290283	12.90%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.445542	30.396892	74.24%	0	2009
	37.535847	17.445542	-53.52%	0	2008
	30.138285	37.535847	24.55%	0	2007
	21.122496	30.138285	42.68%	0	2006
	16.451756	21.122496	28.39%	0	2005
	14.246024	16.451756	15.48%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.287628	12.569939	35.34%	261	2009
	15.147406	9.287628	-38.69%	262	2008
	14.023902	15.147406	8.01%	262	2007
	13.430943	14.023902	4.41%	262	2006
	13.242813	13.430943	1.42%	263	2005
	12.488185	13.242813	6.04%	263	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.060874	14.369940	19.15%	972	2009
	18.430972	12.060874	-34.56%	1,251	2008
	17.608077	18.430972	4.67%	1,251	2007
	15.016031	17.608077	17.26%	1,251	2006
	14.494132	15.016031	3.60%	1,251	2005
	12.972926	14.494132	11.73%	1,251	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.317503	10.166499	22.23%	0	2009
	12.053132	8.317503	-32.25%	0	2008
	11.590755	12.053132	3.99%	0	2007
	10.787435	11.590755	7.45%	0	2006
	10.659917	10.787435	1.20%	0	2005
	10.000000	10.659917	6.60%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.388907	9.250278	10.27%	0	2009
	9.959154	8.388907	-15.77%	0	2008
	9.770794	9.959154	1.93%	0	2007
	9.636249	9.770794	1.40%	0	2006
	9.762014	9.636249	-1.29%	0	2005
	9.955329	9.762014	-1.94%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.622633	10.298805	19.44%	0	2009
	14.642200	8.622633	-41.11%	0	2008
	14.973750	14.642200	-2.21%	0	2007
	14.620350	14.973750	2.42%	0	2006
	14.601735	14.620350	0.13%	0	2005
	13.413668	14.601735	8.86%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.503990	12.153477	27.88%	0	2009
	16.130814	9.503990	-41.08%	0	2008
	15.407810	16.130814	4.69%	0	2007
	13.925889	15.407810	10.64%	0	2006
	13.392775	13.925889	3.98%	0	2005
	12.150747	13.392775	10.22%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.212215	12.12%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.324441	23.24%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.314348	8.783248	20.08%	0	2009
	10.705118	7.314348	-31.67%	0	2008
	10.367125	10.705118	3.26%	0	2007
	10.000000	10.367125	3.67%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.092757	9.922251	9.12%	0	2009
	10.368731	9.092757	-12.31%	0	2008
	10.349385	10.368731	0.19%	0	2007
	10.000000	10.349385	3.49%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.072484	9.744543	37.78%	0	2009
	11.846096	7.072484	-40.30%	0	2008
	10.647123	11.846096	11.26%	0	2007
	10.000000	10.647123	6.47%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.013767	8.120695	35.04%	0	2009
	11.079829	6.013767	-45.72%	0	2008
	10.177964	11.079829	8.86%	0	2007
	10.000000	10.177964	1.78%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.853000	7.442784	27.16%	0	2009
	9.712924	5.853000	-39.74%	0	2008
	10.000000	9.712924	-2.87%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.531050	13.539836	42.06%	0	2009
	13.603229	9.531050	-29.94%	0	2008
	13.557768	13.603229	0.34%	0	2007
	12.597132	13.557768	7.63%	0	2006
	12.644713	12.597132	-0.38%	0	2005
	11.803715	12.644713	7.12%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.822222	11.118489	42.14%	0	2009
	11.181165	7.822222	-30.04%	0	2008
	11.140183	11.181165	0.37%	0	2007
	10.351283	11.140183	7.62%	0	2006
	10.000000	10.351283	3.51%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.407999	6.811668	25.96%	0	2009
	10.000000	5.407999	-45.92%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.174315	31.74%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.060633	7.531931	48.83%	0	2009
	10.000000	5.060633	-49.39%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.064356	7.745736	27.73%	0	2009
	10.000000	6.064356	-39.36%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.296675	7.915406	25.71%	0	2009
	10.000000	6.296675	-37.03%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.844296	9.145387	16.59%	0	2009
	10.000000	7.844296	-21.56%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.128927	8.612583	20.81%	0	2009
	10.000000	7.128927	-28.71%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.983784	9.879419	9.97%	0	2009
	10.000000	8.983784	-10.16%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.483373	8.879401	18.66%	0	2009
	10.000000	7.483373	-25.17%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.769278	8.337114	23.16%	0	2009
	10.000000	6.769278	-32.31%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.220715	9.413018	14.50%	0	2009
	10.000000	8.220715	-17.79%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.743746	10.295222	5.66%	0	2009
	10.000000	9.743746	-2.56%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.749510	11.045586	13.29%	0	2009
	10.000000	9.749510	-2.50%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	19.115830	30.334249	58.69%	0	2009
	46.703108	19.115830	-59.07%	0	2008
	33.063333	46.703108	41.25%	0	2007
	24.926053	33.063333	32.65%	0	2006
	19.356954	24.926053	28.77%	0	2005
	16.518123	19.356954	17.19%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.572463	18.363940	58.69%	0	2009
	28.228863	11.572463	-59.00%	0	2008
	19.949016	28.228863	41.51%	0	2007
	15.012775	19.949016	32.88%	0	2006
	11.644707	15.012775	28.92%	0	2005
	10.000000	11.644707	16.45%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.046718	11.037470	-0.08%	0	2009
	10.539565	11.046718	4.81%	0	2008
	10.109866	10.539565	4.25%	0	2007
	10.053696	10.109866	0.56%	0	2006
	10.005359	10.053696	0.48%	0	2005
	9.958142	10.005359	0.47%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.343566	7.938099	25.14%	0	2009
	11.456755	6.343566	-44.63%	0	2008
	10.765655	11.456755	6.42%	0	2007
	10.000000	10.765655	7.66%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.408404	14.120289	23.77%	42,880	2009
	18.565966	11.408404	-38.55%	44,159	2008
	18.010853	18.565966	3.08%	57,370	2007
	15.837645	18.010853	13.72%	70,722	2006
	15.079743	15.837645	5.03%	84,202	2005
	13.591653	15.079743	10.95%	65,405	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.429530	14.30%	2,000	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.983630	19.84%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.539733	11.186832	6.14%	0	2009
	11.526471	10.539733	-8.56%	0	2008
	11.243049	11.526471	2.52%	0	2007
	10.883299	11.243049	3.31%	0	2006
	10.826442	10.883299	0.53%	0	2005
	10.632205	10.826442	1.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.002625	12.754125	15.92%	2,840	2009
	14.723493	11.002625	-25.27%	3,483	2008
	14.323647	14.723493	2.79%	3,662	2007
	13.219193	14.323647	8.35%	3,768	2006
	12.895765	13.219193	2.51%	3,987	2005
	12.099714	12.895765	6.58%	3,347	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.287464	13.661665	21.03%	25,167	2009
	16.909180	11.287464	-33.25%	35,397	2008
	16.373923	16.909180	3.27%	36,298	2007
	14.690818	16.373923	11.46%	37,063	2006
	14.100070	14.690818	4.19%	43,486	2005
	12.927866	14.100070	9.07%	17,744	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.797996	12.036372	11.47%	21,546	2009
	13.063022	10.797996	-17.34%	22,178	2008
	12.684250	13.063022	2.99%	22,791	2007
	12.022586	12.684250	5.50%	23,398	2006
	11.824787	12.022586	1.67%	23,400	2005
	11.340974	11.824787	4.27%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.043929	16.026026	33.06%	0	2009
	19.483084	12.043929	-38.18%	0	2008
	18.619166	19.483084	4.64%	0	2007
	17.412461	18.619166	6.93%	0	2006
	15.962749	17.412461	9.08%	0	2005
	14.175509	15.962749	12.61%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.895030	9.631905	-2.66%	784	2009
	9.964960	9.895030	-0.70%	787	2008
	9.774552	9.964960	1.95%	0	2007
	9.609689	9.774552	1.72%	0	2006
	9.618970	9.609689	-0.10%	587	2005
	9.806322	9.618970	-1.91%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.306691	11.263285	21.02%	0	2009
	11.564704	9.306691	-19.53%	0	2008
	11.361858	11.564704	1.79%	0	2007
	11.137395	11.361858	2.02%	0	2006
	11.201387	11.137395	-0.57%	0	2005
	10.806126	11.201387	3.66%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.013271	7.963564	32.43%	0	2009
	10.000000	6.013271	-39.87%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.743615	13.538118	26.01%	0	2009
	20.632130	10.743615	-47.93%	0	2008
	20.648674	20.632130	-0.08%	0	2007
	17.336214	20.648674	19.11%	0	2006
	15.937431	17.336214	8.78%	0	2005
	13.649628	15.937431	16.76%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.675632	9.670861	25.99%	0	2009
	14.732856	7.675632	-47.90%	0	2008
	14.746131	14.732856	-0.09%	0	2007
	12.380156	14.746131	19.11%	0	2006
	11.379776	12.380156	8.79%	0	2005
	10.000000	11.379776	13.80%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.245178	7.860176	25.86%	0	2009
	10.000000	6.245178	-37.55%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.233384	7.727621	23.97%	0	2009
	10.000000	6.233384	-37.67%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.156352	7.589949	23.29%	0	2009
	10.000000	6.156352	-38.44%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.635259	8.423250	26.95%	0	2009
	10.000000	6.635259	-33.65%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	8.725387	10.797872	23.75%	0	2009
	16.774341	8.725387	-47.98%	0	2008
	15.746409	16.774341	6.53%	0	2007
	15.713206	15.746409	0.21%	0	2006
	14.988380	15.713206	4.84%	0	2005
	13.611753	14.988380	10.11%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	12.767297	15.635003	22.46%	0	2009
	19.383155	12.767297	-34.13%	0	2008
	21.476827	19.383155	-9.75%	0	2007
	18.848605	21.476827	13.94%	0	2006
	18.845879	18.848605	0.01%	0	2005
	16.554929	18.845879	13.84%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.818135	15.458116	30.80%	0	2009
	19.704363	11.818135	-40.02%	0	2008
	19.877673	19.704363	-0.87%	0	2007
	18.279558	19.877673	8.74%	0	2006
	16.771526	18.279558	8.99%	0	2005
	14.510988	16.771526	15.58%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.495562	11.600380	22.17%	0	2009
	16.715056	9.495562	-43.19%	0	2008
	15.924444	16.715056	4.96%	0	2007
	14.431147	15.924444	10.35%	0	2006
	13.855035	14.431147	4.16%	0	2005
	13.000020	13.855035	6.58%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.530810	7.023424	26.99%	0	2009
	10.000000	5.530810	-44.69%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.763520	10.175356	4.22%	0	2009
	10.000000	9.763520	-2.36%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.802117	28.02%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.798574	27.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.114078	12.622935	24.81%	0	2009
	16.558249	10.114078	-38.92%	0	2008
	17.475873	16.558249	-5.25%	0	2007
	15.541220	17.475873	12.45%	0	2006
	15.364109	15.541220	1.15%	0	2005
	13.486131	15.364109	13.93%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	8.773618	12.305959	40.26%	0	2009
	16.595588	8.773618	-47.13%	0	2008
	14.982196	16.595588	10.77%	0	2007
	14.298478	14.982196	4.78%	0	2006
	14.012700	14.298478	2.04%	0	2005
	13.507838	14.012700	3.74%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.680418	11.772109	35.62%	0	2009
	14.956133	8.680418	-41.96%	0	2008
	14.495253	14.956133	3.18%	0	2007
	12.688592	14.495253	14.24%	0	2006
	11.433463	12.688592	10.98%	0	2005
	10.000000	11.433463	14.33%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.156330	17.838889	35.59%	0	2009
	22.661965	13.156330	-41.95%	0	2008
	21.958952	22.661965	3.20%	0	2007
	19.227848	21.958952	14.20%	0	2006
	17.323937	19.227848	10.99%	0	2005
	14.977033	17.323937	15.67%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.969645	2.422759	23.00%	0	2009
	9.473914	1.969645	-79.21%	0	2008
	10.000000	9.473914	-5.26%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.697637	3.305966	22.55%	0	2009
	12.940816	2.697637	-79.15%	0	2008
	13.364581	12.940816	-3.17%	0	2007
	12.574246	13.364581	6.29%	0	2006
	12.668195	12.574246	-0.74%	0	2005
	11.974106	12.668195	5.80%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.578225	11.928510	24.54%	1,016	2009
	16.040291	9.578225	-40.29%	1,308	2008
	15.830641	16.040291	1.32%	1,308	2007
	14.176418	15.830641	11.67%	1,308	2006
	13.777669	14.176418	2.89%	1,308	2005
	12.973431	13.777669	6.20%	1,308	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	11.950765	15.916724	33.19%	0	2009
	19.812826	11.950765	-39.68%	0	2008
	20.653265	19.812826	-4.07%	0	2007
	18.511367	20.653265	11.57%	0	2006
	17.338914	18.511367	6.76%	0	2005
	14.952077	17.338914	15.96%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.767546	7.68%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.846261	8.46%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.305380	10.490281	26.31%	0	2009
	13.924881	8.305380	-40.36%	0	2008
	15.233478	13.924881	-8.59%	0	2007
	13.506000	15.233478	12.79%	0	2006
	13.190054	13.506000	2.40%	0	2005
	12.200318	13.190054	8.11%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.083425	13.440605	21.27%	0	2009
	20.324655	11.083425	-45.47%	0	2008
	19.278732	20.324655	5.43%	0	2007
	15.512142	19.278732	24.28%	0	2006
	14.208241	15.512142	9.18%	0	2005
	12.567062	14.208241	13.06%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.893754	12.588450	59.47%	0	2009
	12.884717	7.893754	-38.74%	0	2008
	12.551359	12.884717	2.66%	0	2007
	12.233756	12.551359	2.60%	0	2006
	11.895053	12.233756	2.85%	0	2005
	11.639317	11.895053	2.20%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.218183	9.958526	37.96%	0	2009
	12.936513	7.218183	-44.20%	0	2008
	11.821078	12.936513	9.44%	0	2007
	11.111609	11.821078	6.38%	0	2006
	10.000000	11.111609	11.12%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.495760	9.134983	21.87%	0	2009
	12.088031	7.495760	-37.99%	0	2008
	12.059930	12.088031	0.23%	0	2007
	10.445667	12.059930	15.45%	0	2006
	10.000000	10.445667	4.46%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.232513	9.825964	6.43%	0	2009
	10.596703	9.232513	-12.87%	0	2008
	10.352139	10.596703	2.36%	0	2007
	10.272794	10.352139	0.77%	0	2006
	10.157467	10.272794	1.14%	0	2005
	10.030773	10.157467	1.26%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.413226	16.981373	26.60%	0	2009
	16.214509	13.413226	-17.28%	0	2008
	15.665159	16.214509	3.51%	0	2007
	14.528975	15.665159	7.82%	0	2006
	13.315068	14.528975	9.12%	0	2005
	12.431525	13.315068	7.11%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.164987	11.330722	23.63%	0	2009
	15.160746	9.164987	-39.55%	0	2008
	14.173175	15.160746	6.97%	0	2007
	12.812449	14.173175	10.62%	0	2006
	12.107905	12.812449	5.82%	0	2005
	11.347027	12.107905	6.71%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.202674	9.214674	12.34%	0	2009
	11.893265	8.202674	-31.03%	0	2008
	11.362036	11.893265	4.68%	0	2007
	10.412399	11.362036	9.12%	0	2006
	10.192174	10.412399	2.16%	0	2005
	10.000000	10.192174	1.92%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.401310	8.930323	39.51%	0	2009
	10.784359	6.401310	-40.64%	0	2008
	10.301117	10.784359	4.69%	0	2007
	10.343382	10.301117	-0.41%	0	2006
	10.056268	10.343382	2.86%	0	2005
	10.000000	10.056268	0.56%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.293825	12.318191	48.52%	0	2009
	14.552796	8.293825	-43.01%	0	2008
	13.143619	14.552796	10.72%	0	2007
	11.003661	13.143619	19.45%	0	2006
	10.643645	11.003661	3.38%	0	2005
	10.000000	10.643645	6.44%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.339355	11.266844	8.97%	0	2009
	10.378153	10.339355	-0.37%	0	2008
	10.045770	10.378153	3.31%	0	2007
	9.944243	10.045770	1.02%	0	2006
	10.029125	9.944243	-0.85%	0	2005
	10.000000	10.029125	0.29%	0	2004*

Additional Contract Options Elected (Total 2.75%)
(Variable account charges of 2.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.974399	10.503524	17.04%	0	2009
	15.561424	8.974399	-42.33%	0	2008
	15.262085	15.561424	1.96%	0	2007
	13.414103	15.262085	13.78%	0	2006
	13.186252	13.414103	1.73%	0	2005
	12.190984	13.186252	8.16%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	11.112865	15.417342	38.73%	0	2009
	17.785824	11.112865	-37.52%	0	2008
	18.016376	17.785824	-1.28%	0	2007
	16.220743	18.016376	11.07%	0	2006
	15.640797	16.220743	3.71%	0	2005
	13.506639	15.640797	15.80%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.509365	11.264350	7.18%	0	2009
	10.980994	10.509365	-4.29%	0	2008
	10.314001	10.980994	6.47%	0	2007
	10.439144	10.314001	-1.20%	0	2006
	10.568368	10.439144	-1.22%	0	2005
	10.270430	10.568368	2.90%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.510952	10.893310	14.53%	0	2009
	14.984339	9.510952	-36.53%	0	2008
	15.477566	14.984339	-3.19%	0	2007
	13.623342	15.477566	13.61%	0	2006
	13.402011	13.623342	1.65%	0	2005
	12.241571	13.402011	9.48%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.039997	11.411451	26.23%	0	2009
	12.314104	9.039997	-26.59%	0	2008
	12.979119	12.314104	-5.12%	0	2007
	11.099949	12.979119	16.93%	0	2006
	10.000000	11.099949	11.00%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.531226	12.261518	16.43%	0	2009
	14.795181	10.531226	-28.82%	0	2008
	16.069089	14.795181	-7.93%	0	2007
	13.946940	16.069089	15.22%	0	2006
	13.676234	13.946940	1.98%	0	2005
	12.317024	13.676234	11.04%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.953359	19.53%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.850255	14.408428	21.59%	0	2009
	17.638936	11.850255	-32.82%	0	2008
	18.260217	17.638936	-3.40%	0	2007
	16.410264	18.260217	11.27%	0	2006
	15.734676	16.410264	4.29%	0	2005
	13.274342	15.734676	18.53%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	9.129349	11.190619	22.58%	0	2009
	14.977913	9.129349	-39.05%	0	2008
	14.671470	14.977913	2.09%	0	2007
	13.094038	14.671470	12.05%	0	2006
	12.891636	13.094038	1.57%	0	2005
	12.012514	12.891636	7.32%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.593139	11.403172	18.87%	0	2009
	14.036837	9.593139	-31.66%	0	2008
	13.510240	14.036837	3.90%	0	2007
	11.953710	13.510240	13.02%	0	2006
	11.804661	11.953710	1.26%	0	2005
	11.582860	11.804661	1.91%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.366741	9.009860	22.30%	0	2009
	12.173784	7.366741	-39.49%	0	2008
	14.111941	12.173784	-13.73%	0	2007
	14.016466	14.111941	0.68%	0	2006
	13.652977	14.016466	2.66%	0	2005
	12.642571	13.652977	7.99%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.008060	11.023932	10.15%	0	2009
	14.632641	10.008060	-31.60%	0	2008
	13.725346	14.632641	6.61%	0	2007
	12.188691	13.725346	12.61%	0	2006
	12.323453	12.188691	-1.09%	0	2005
	11.830736	12.323453	4.16%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.145297	10.686549	16.85%	0	2009
	10.172207	9.145297	-10.10%	0	2008
	9.949965	10.172207	2.23%	0	2007
	9.844659	9.949965	1.07%	0	2006
	10.023347	9.844659	-1.78%	0	2005
	9.975615	10.023347	0.48%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.665694	10.446207	20.55%	0	2009
	11.908098	8.665694	-27.23%	0	2008
	11.295312	11.908098	5.43%	0	2007
	10.598456	11.295312	6.58%	0	2006
	10.000000	10.598456	5.98%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.276442	10.346664	25.01%	0	2009
	12.665074	8.276442	-34.65%	0	2008
	11.844572	12.665074	6.93%	0	2007
	10.902402	11.844572	8.64%	0	2006
	10.000000	10.902402	9.02%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.922990	10.107473	27.57%	0	2009
	13.177656	7.922990	-39.88%	0	2008
	12.200463	13.177656	8.01%	0	2007
	11.108705	12.200463	9.83%	0	2006
	10.000000	11.108705	11.09%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.753362	14.166778	31.74%	0	2009
	19.295737	10.753362	-44.27%	0	2008
	16.917090	19.295737	14.06%	0	2007
	15.609618	16.917090	8.38%	0	2006
	13.759080	15.609618	13.45%	0	2005
	12.285646	13.759080	11.99%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.448092	13.559341	43.51%	0	2009
	21.309610	9.448092	-55.66%	0	2008
	15.047416	21.309610	41.62%	0	2007
	13.267310	15.047416	13.42%	0	2006
	10.000000	13.267310	32.67%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	8.848138	11.176201	26.31%	0	2009
	15.910840	8.848138	-44.39%	0	2008
	16.157685	15.910840	-1.53%	0	2007
	13.852510	16.157685	16.64%	0	2006
	13.491515	13.852510	2.68%	0	2005
	12.471913	13.491515	8.18%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.307658	10.338554	24.45%	0	2009
	16.213695	8.307658	-48.76%	0	2008
	13.164805	16.213695	23.16%	0	2007
	12.701314	13.164805	3.65%	0	2006
	12.378260	12.701314	2.61%	0	2005
	12.342911	12.378260	0.29%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.678134	10.868034	12.29%	0	2009
	10.308660	9.678134	-6.12%	0	2008
	10.185742	10.308660	1.21%	0	2007
	10.056955	10.185742	1.28%	0	2006
	10.148269	10.056955	-0.90%	0	2005
	10.015587	10.148269	1.32%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.834243	18.802126	35.91%	0	2009
	23.556042	13.834243	-41.27%	0	2008
	21.004090	23.556042	12.15%	0	2007
	19.213360	21.004090	9.32%	0	2006
	16.739109	19.213360	14.78%	0	2005
	13.807693	16.739109	21.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.994370	15.950381	22.75%	0	2009
	23.844891	12.994370	-45.50%	0	2008
	20.950159	23.844891	13.82%	0	2007
	18.290207	20.950159	14.54%	0	2006
	15.832040	18.290207	15.53%	0	2005
	14.366822	15.832040	10.20%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	8.973110	11.012573	22.73%	0	2009
	16.461582	8.973110	-45.49%	0	2008
	14.462290	16.461582	13.82%	0	2007
	12.621740	14.462290	14.58%	0	2006
	10.929165	12.621740	15.49%	0	2005
	10.000000	10.929165	9.29%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	8.855708	13.534218	52.83%	0	2009
	18.694738	8.855708	-52.63%	0	2008
	18.234143	18.694738	2.53%	0	2007
	16.161154	18.234143	12.83%	0	2006
	16.223094	16.161154	-0.38%	0	2005
	14.653775	16.223094	10.71%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.599178	10.020937	31.87%	0	2009
	11.108759	7.599178	-31.59%	0	2008
	11.010936	11.108759	0.89%	0	2007
	10.000000	11.010936	10.11%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.004827	11.417179	14.12%	0	2009
	14.112772	10.004827	-29.11%	0	2008
	14.914999	14.112772	-5.38%	0	2007
	13.093505	14.914999	13.91%	0	2006
	13.016674	13.093505	0.59%	0	2005
	12.058413	13.016674	7.95%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.723787	14.725436	25.60%	0	2009
	17.998664	11.723787	-34.86%	0	2008
	18.961885	17.998664	-5.08%	0	2007
	16.666383	18.961885	13.77%	0	2006
	15.754961	16.666383	5.78%	0	2005
	13.091484	15.754961	20.35%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.533249	8.275711	26.67%	0	2009
	10.000000	6.533249	-34.67%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.024332	15.150928	67.89%	0	2009
	19.608264	9.024332	-53.98%	0	2008
	15.668988	19.608264	25.14%	0	2007
	12.570104	15.668988	24.65%	0	2006
	10.000000	12.570104	25.70%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.349305	16.458447	33.27%	0	2009
	21.299565	12.349305	-42.02%	0	2008
	18.972437	21.299565	12.27%	0	2007
	16.062611	18.972437	18.12%	0	2006
	14.991026	16.062611	7.15%	0	2005
	13.005097	14.991026	15.27%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.396529	12.537314	33.42%	0	2009
	16.210600	9.396529	-42.03%	0	2008
	14.440865	16.210600	12.26%	0	2007
	12.224436	14.440865	18.13%	0	2006
	11.412675	12.224436	7.11%	0	2005
	10.000000	11.412675	14.13%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.871247	13.702181	15.42%	0	2009
	11.493551	11.871247	3.29%	0	2008
	10.645767	11.493551	7.96%	0	2007
	9.700107	10.645767	9.75%	0	2006
	10.000000	9.700107	-3.00%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.292997	9.735902	17.40%	0	2009
	14.864013	8.292997	-44.21%	0	2008
	13.681420	14.864013	8.64%	0	2007
	13.263749	13.681420	3.15%	0	2006
	12.560211	13.263749	5.60%	0	2005
	12.146174	12.560211	3.41%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.492148	13.107319	38.09%	0	2009
	18.462293	9.492148	-48.59%	0	2008
	17.175529	18.462293	7.49%	0	2007
	15.190459	17.175529	13.07%	0	2006
	14.294172	15.190459	6.27%	0	2005
	12.751290	14.294172	12.10%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.744920	17.45%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.223835	13.707710	22.13%	0	2009
	13.749623	11.223835	-18.37%	0	2008
	12.821512	13.749623	7.24%	0	2007
	11.939548	12.821512	7.39%	0	2006
	11.402622	11.939548	4.71%	0	2005
	10.827105	11.402622	5.32%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.079337	15.732774	42.00%	0	2009
	20.458703	11.079337	-45.85%	0	2008
	15.398782	20.458703	32.86%	0	2007
	14.510263	15.398782	6.12%	0	2006
	13.254893	14.510263	9.47%	0	2005
	11.553597	13.254893	14.73%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	11.965919	20.838648	74.15%	0	2009
	25.748942	11.965919	-53.53%	0	2008
	20.676225	25.748942	24.53%	0	2007
	14.491811	20.676225	42.68%	0	2006
	11.286445	14.491811	28.40%	0	2005
	10.000000	11.286445	12.86%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.416242	28.588770	74.15%	0	2009
	35.339447	16.416242	-53.55%	0	2008
	28.389401	35.339447	24.48%	0	2007
	19.906984	28.389401	42.61%	0	2006
	15.512965	19.906984	28.32%	0	2005
	13.439992	15.512965	15.42%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.432460	11.406675	35.27%	0	2009
	13.759787	8.432460	-38.72%	0	2008
	12.745788	13.759787	7.96%	0	2007
	12.213138	12.745788	4.36%	0	2006
	12.048246	12.213138	1.37%	0	2005
	11.367537	12.048246	5.99%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.238874	13.383690	19.08%	0	2009
	17.183658	11.238874	-34.60%	0	2008
	16.424933	17.183658	4.62%	0	2007
	14.014222	16.424933	17.20%	0	2006
	13.534074	14.014222	3.55%	0	2005
	12.119843	13.534074	11.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.297750	10.137152	22.17%	0	2009
	12.030699	8.297750	-32.28%	0	2008
	11.575170	12.030699	3.94%	0	2007
	10.778453	11.575170	7.39%	0	2006
	10.656504	10.778453	1.14%	0	2005
	10.000000	10.656504	6.57%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.332400	9.183248	10.21%	0	2009
	9.897164	8.332400	-15.81%	0	2008
	9.714992	9.897164	1.88%	0	2007
	9.586138	9.714992	1.34%	0	2006
	9.716232	9.586138	-1.34%	0	2005
	9.913731	9.716232	-1.99%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.934868	9.472482	19.38%	0	2009
	13.481237	7.934868	-41.14%	0	2008
	13.793625	13.481237	-2.26%	0	2007
	13.474988	13.793625	2.36%	0	2006
	13.464723	13.474988	0.08%	0	2005
	12.375530	13.464723	8.80%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.476323	12.111888	27.81%	0	2009
	16.092134	9.476323	-41.11%	0	2008
	15.378820	16.092134	4.64%	0	2007
	13.906813	15.378820	10.58%	0	2006
	13.381289	13.906813	3.93%	0	2005
	12.146568	13.381289	10.17%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.208369	12.08%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.320211	23.20%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.304315	8.766695	20.02%	14,304	2009
	10.695939	7.304315	-31.71%	12,266	2008
	10.363593	10.695939	3.21%	0	2007
	10.000000	10.363593	3.64%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.080292	9.903550	9.07%	12,241	2009
	10.359835	9.080292	-12.35%	10,485	2008
	10.345854	10.359835	0.14%	0	2007
	10.000000	10.345854	3.46%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.062787	9.726182	37.71%	0	2009
	11.835950	7.062787	-40.33%	0	2008
	10.643505	11.835950	11.20%	0	2007
	10.000000	10.643505	6.44%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.005508	8.105384	34.97%	0	2009
	11.070327	6.005508	-45.75%	0	2008
	10.174500	11.070327	8.80%	0	2007
	10.000000	10.174500	1.75%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.847975	7.432579	27.10%	17,510	2009
	9.709586	5.847975	-39.77%	15,211	2008
	10.000000	9.709586	-2.90%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.789857	12.480475	41.99%	0	2009
	12.551826	8.789857	-29.97%	0	2008
	12.516349	12.551826	0.28%	0	2007
	11.635459	12.516349	7.57%	0	2006
	11.685407	11.635459	-0.43%	0	2005
	10.913823	11.685407	7.07%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.807509	11.091881	42.07%	0	2009
	11.165880	7.807509	-30.08%	0	2008
	11.130696	11.165880	0.32%	0	2007
	10.347759	11.130696	7.57%	0	2006
	10.000000	10.347759	3.48%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.406135	6.805821	25.89%	0	2009
	10.000000	5.406135	-45.94%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.169797	31.70%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.058892	7.525474	48.76%	0	2009
	10.000000	5.058892	-49.41%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.062265	7.739089	27.66%	0	2009
	10.000000	6.062265	-39.38%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.294509	7.908615	25.64%	0	2009
	10.000000	6.294509	-37.05%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.841613	9.137556	16.53%	0	2009
	10.000000	7.841613	-21.58%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.126480	8.605213	20.75%	0	2009
	10.000000	7.126480	-28.74%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.980699	9.870949	9.91%	0	2009
	10.000000	8.980699	-10.19%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.480804	8.871802	18.59%	0	2009
	10.000000	7.480804	-25.19%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.766952	8.329977	23.10%	0	2009
	10.000000	6.766952	-32.33%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.217895	9.404951	14.44%	0	2009
	10.000000	8.217895	-17.82%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.740403	10.286402	5.61%	0	2009
	10.000000	9.740403	-2.60%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.746179	11.036152	13.24%	0	2009
	10.000000	9.746179	-2.54%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	18.197289	28.861814	58.61%	0	2009
	44.481923	18.197289	-59.09%	0	2008
	31.507117	44.481923	41.18%	0	2007
	23.765012	31.507117	32.58%	0	2006
	18.464766	23.765012	28.70%	0	2005
	15.764871	18.464766	17.13%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.544766	18.310552	58.60%	0	2009
	28.175851	11.544766	-59.03%	0	2008
	19.921838	28.175851	41.43%	0	2007
	15.000000	19.921838	32.81%	0	2006
	11.640756	15.000000	28.86%	0	2005
	10.000000	11.640756	16.41%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.921328	10.906576	-0.14%	0	2009
	10.425291	10.921328	4.76%	0	2008
	10.005415	10.425291	4.20%	0	2007
	9.954928	10.005415	0.51%	0	2006
	9.912146	9.954928	0.43%	0	2005
	9.870436	9.912146	0.42%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.334872	7.923145	25.07%	0	2009
	11.446937	6.334872	-44.66%	0	2008
	10.761991	11.446937	6.36%	0	2007
	10.000000	10.761991	7.62%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.527018	13.022695	23.71%	0	2009
	17.140432	10.527018	-38.58%	0	2008
	16.636549	17.140432	3.03%	0	2007
	14.636665	16.636549	13.66%	0	2006
	13.943365	14.636665	4.97%	0	2005
	12.573870	13.943365	10.89%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.425599	14.26%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.979523	19.80%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.298902	10.925592	6.09%	0	2009
	11.268896	10.298902	-8.61%	0	2008
	10.997500	11.268896	2.47%	0	2007
	10.651066	10.997500	3.25%	0	2006
	10.600846	10.651066	0.47%	0	2005
	10.415999	10.600846	1.77%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.417443	12.069589	15.86%	0	2009
	13.947586	10.417443	-25.31%	0	2008
	13.575830	13.947586	2.74%	0	2007
	12.535451	13.575830	8.30%	0	2006
	12.235023	12.535451	2.46%	0	2005
	11.485655	12.235023	6.52%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.545690	12.757305	20.97%	10,218	2009
	15.806111	10.545690	-33.28%	10,218	2008
	15.313687	15.806111	3.22%	10,497	2007
	13.746606	15.313687	11.40%	10,684	2006
	13.200595	13.746606	4.14%	10,686	2005
	12.109389	13.200595	9.01%	10,688	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.377072	11.561229	11.41%	4,050	2009
	12.560263	10.377072	-17.38%	4,052	2008
	12.202378	12.560263	2.93%	0	2007
	11.571769	12.202378	5.45%	0	2006
	11.387224	11.571769	1.62%	0	2005
	10.926922	11.387224	4.21%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.978399	14.600684	32.99%	0	2009
	17.768579	10.978399	-38.21%	0	2008
	16.989461	17.768579	4.59%	0	2007
	15.896522	16.989461	6.88%	0	2006
	14.580496	15.896522	9.03%	0	2005
	12.954662	14.580496	12.55%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.864992	9.597732	-2.71%	0	2009
	9.939818	9.864992	-0.75%	0	2008
	9.754929	9.939818	1.90%	0	2007
	9.595316	9.754929	1.66%	0	2006
	9.609508	9.595316	-0.15%	0	2005
	9.801712	9.609508	-1.96%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.964450	10.843521	20.96%	0	2009
	11.145162	8.964450	-19.57%	0	2008
	10.955332	11.145162	1.73%	0	2007
	10.744406	10.955332	1.96%	0	2006
	10.811681	10.744406	-0.62%	0	2005
	10.435528	10.811681	3.60%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.011206	7.956734	32.37%	0	2009
	10.000000	6.011206	-39.89%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.712357	13.491795	25.95%	0	2009
	20.582710	10.712357	-47.95%	0	2008
	20.609862	20.582710	-0.13%	0	2007
	17.312502	20.609862	19.05%	0	2006
	15.923791	17.312502	8.72%	0	2005
	13.466949	15.923791	16.70%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.657252	9.642745	25.93%	0	2009
	14.705170	7.657252	-47.93%	0	2008
	14.726035	14.705170	-0.14%	0	2007
	12.369612	14.726035	19.05%	0	2006
	11.375904	12.369612	8.74%	0	2005
	10.000000	11.375904	13.76%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.243034	7.853443	25.80%	0	2009
	10.000000	6.243034	-37.57%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.231235	7.720988	23.91%	0	2009
	10.000000	6.231235	-37.69%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.154236	7.583445	23.22%	0	2009
	10.000000	6.154236	-38.46%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.632979	8.416032	26.88%	0	2009
	10.000000	6.632979	-33.67%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	7.912256	9.786576	23.69%	0	2009
	15.218971	7.912256	-48.01%	0	2008
	14.293732	15.218971	6.47%	0	2007
	14.270918	14.293732	0.16%	0	2006
	13.619596	14.270918	4.78%	0	2005
	12.375046	13.619596	10.06%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.276998	13.802873	22.40%	0	2009
	17.129432	11.276998	-34.17%	0	2008
	18.989489	17.129432	-9.80%	0	2007
	16.674207	18.989489	13.89%	0	2006
	16.680345	16.674207	-0.04%	0	2005
	14.660176	16.680345	13.78%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.791135	14.107536	30.73%	0	2009
	18.001336	10.791135	-40.05%	0	2008
	18.169061	18.001336	-0.92%	0	2007
	16.716877	18.169061	8.69%	0	2006
	15.345626	16.716877	8.94%	0	2005
	13.284106	15.345626	15.52%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.695247	10.617203	22.10%	0	2009
	15.314144	8.695247	-43.22%	0	2008
	14.597345	15.314144	4.91%	0	2007
	13.235276	14.597345	10.29%	0	2006
	12.713412	13.235276	4.10%	0	2005
	11.934984	12.713412	6.52%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.528902	7.017385	26.92%	0	2009
	10.000000	5.528902	-44.71%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.760177	10.166641	4.16%	0	2009
	10.000000	9.760177	-2.40%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.797734	27.98%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.794187	27.94%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	9.293648	11.593016	24.74%	0	2009
	15.222928	9.293648	-38.95%	0	2008
	16.074868	15.222928	-5.30%	0	2007
	14.302634	16.074868	12.39%	0	2006
	14.146884	14.302634	1.10%	0	2005
	12.424069	14.146884	13.87%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	7.904222	11.080844	40.19%	0	2009
	14.958820	7.904222	-47.16%	0	2008
	13.511546	14.958820	10.71%	0	2007
	12.901553	13.511546	4.73%	0	2006
	12.650184	12.901553	1.99%	0	2005
	12.200675	12.650184	3.68%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.659622	11.737872	35.55%	0	2009
	14.928004	8.659622	-41.99%	0	2008
	14.475470	14.928004	3.13%	0	2007
	12.677771	14.475470	14.18%	0	2006
	11.429587	12.677771	10.92%	0	2005
	10.000000	11.429587	14.30%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.280595	16.642897	35.52%	0	2009
	21.164400	12.280595	-41.98%	0	2008
	20.518439	21.164400	3.15%	0	2007
	17.975701	20.518439	14.15%	0	2006
	16.204092	17.975701	10.93%	0	2005
	14.016105	16.204092	15.61%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.967956	2.419427	22.94%	0	2009
	9.470670	1.967956	-79.22%	0	2008
	10.000000	9.470670	-5.29%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.464098	3.018221	22.49%	0	2009
	11.826628	2.464098	-79.16%	0	2008
	12.220230	11.826628	-3.22%	0	2007
	11.503458	12.220230	6.23%	0	2006
	11.595358	11.503458	-0.79%	0	2005
	10.965685	11.595358	5.74%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	8.827327	10.987690	24.47%	0	2009
	14.790405	8.827327	-40.32%	0	2008
	14.604644	14.790405	1.27%	0	2007
	13.085247	14.604644	11.61%	0	2006
	12.723699	13.085247	2.84%	0	2005
	11.987135	12.723699	6.14%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.832620	14.420089	33.12%	0	2009
	17.968356	10.832620	-39.71%	0	2008
	18.740234	17.968356	-4.12%	0	2007
	16.805357	18.740234	11.51%	0	2006
	15.749018	16.805357	6.71%	0	2005
	13.588023	15.749018	15.90%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.763848	7.64%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.842534	8.43%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.281208	10.454362	26.24%	0	2009
	13.891529	8.281208	-40.39%	0	2008
	15.204854	13.891529	-8.64%	0	2007
	13.487518	15.204854	12.73%	0	2006
	13.178754	13.487518	2.34%	0	2005
	12.196135	13.178754	8.06%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.051174	13.394595	21.21%	0	2009
	20.275968	11.051174	-45.50%	0	2008
	19.242493	20.275968	5.37%	0	2007
	15.490923	19.242493	24.22%	0	2006
	14.196078	15.490923	9.12%	0	2005
	12.562751	14.196078	13.00%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.870786	12.545382	59.39%	0	2009
	12.853859	7.870786	-38.77%	0	2008
	12.527778	12.853859	2.60%	0	2007
	12.217024	12.527778	2.54%	0	2006
	11.884869	12.217024	2.79%	0	2005
	11.635330	11.884869	2.14%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.204588	9.934669	37.89%	0	2009
	12.918812	7.204588	-44.23%	0	2008
	11.811012	12.918812	9.38%	0	2007
	11.107838	11.811012	6.33%	0	2006
	10.000000	11.107838	11.08%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.481628	9.113081	21.81%	0	2009
	12.071479	7.481628	-38.02%	0	2008
	12.049648	12.071479	0.18%	0	2007
	10.442115	12.049648	15.39%	0	2006
	10.000000	10.442115	4.42%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.205684	9.792381	6.37%	0	2009
	10.571339	9.205684	-12.92%	0	2008
	10.332690	10.571339	2.31%	0	2007
	10.258741	10.332690	0.72%	0	2006
	10.148776	10.258741	1.08%	0	2005
	10.027332	10.148776	1.21%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.371901	16.920365	26.54%	0	2009
	16.172878	13.371901	-17.32%	0	2008
	15.633022	16.172878	3.45%	0	2007
	14.506605	15.633022	7.76%	0	2006
	13.301386	14.506605	9.06%	0	2005
	12.425135	13.301386	7.05%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.139674	11.293635	23.57%	0	2009
	15.126672	9.139674	-39.58%	0	2008
	14.148631	15.126672	6.91%	0	2007
	12.796819	14.148631	10.56%	0	2006
	12.099333	12.796819	5.76%	0	2005
	11.344828	12.099333	6.65%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.185287	9.190424	12.28%	0	2009
	11.874173	8.185287	-31.07%	0	2008
	11.349671	11.874173	4.62%	0	2007
	10.406395	11.349671	9.06%	0	2006
	10.191514	10.406395	2.11%	0	2005
	10.000000	10.191514	1.92%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.387751	8.906820	39.44%	0	2009
	10.767058	6.387751	-40.67%	0	2008
	10.289913	10.767058	4.64%	0	2007
	10.337425	10.289913	-0.46%	0	2006
	10.055618	10.337425	2.80%	0	2005
	10.000000	10.055618	0.56%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.276237	12.285746	48.45%	0	2009
	14.529437	8.276237	-43.04%	0	2008
	13.129310	14.529437	10.66%	0	2007
	10.997320	13.129310	19.39%	0	2006
	10.642960	10.997320	3.33%	0	2005
	10.000000	10.642960	6.43%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.317451	11.237200	8.91%	0	2009
	10.361492	10.317451	-0.43%	0	2008
	10.034827	10.361492	3.26%	0	2007
	9.938505	10.034827	0.97%	0	2006
	10.028476	9.938505	-0.90%	0	2005
	10.000000	10.028476	0.28%	0	2004*

Additional Contract Options Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.948276	10.467572	16.98%	0	2009
	15.524125	8.948276	-42.36%	0	2008
	15.233390	15.524125	1.91%	0	2007
	13.395752	15.233390	13.72%	0	2006
	13.174961	13.395752	1.68%	0	2005
	12.186801	13.174961	8.11%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	11.080501	15.364531	38.66%	0	2009
	17.743184	11.080501	-37.55%	0	2008
	17.982482	17.743184	-1.33%	0	2007
	16.198526	17.982482	11.01%	0	2006
	15.627392	16.198526	3.65%	0	2005
	13.502003	15.627392	15.74%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.476980	11.223863	7.13%	0	2009
	10.952792	10.476980	-4.34%	0	2008
	10.292835	10.952792	6.41%	0	2007
	10.423066	10.292835	-1.25%	0	2006
	10.557506	10.423066	-1.27%	0	2005
	10.265149	10.557506	2.85%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.483272	10.856018	14.48%	0	2009
	14.948444	9.483272	-36.56%	0	2008
	15.448472	14.948444	-3.24%	0	2007
	13.604697	15.448472	13.55%	0	2006
	13.390532	13.604697	1.60%	0	2005
	12.237370	13.390532	9.42%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.022964	11.384094	26.17%	0	2009
	12.297233	9.022964	-26.63%	0	2008
	12.968040	12.297233	-5.17%	0	2007
	11.096173	12.968040	16.87%	0	2006
	10.000000	11.096173	10.96%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.500572	12.219541	16.37%	0	2009
	14.759718	10.500572	-28.86%	0	2008
	16.038864	14.759718	-7.98%	0	2007
	13.927848	16.038864	15.16%	0	2006
	13.664522	13.927848	1.93%	0	2005
	12.312803	13.664522	10.98%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.949250	19.49%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.815766	14.359098	21.52%	0	2009
	17.596683	11.815766	-32.85%	0	2008
	18.225887	17.596683	-3.45%	0	2007
	16.387803	18.225887	11.22%	0	2006
	15.721199	16.387803	4.24%	0	2005
	13.269792	15.721199	18.47%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	9.102810	11.152349	22.52%	0	2009
	14.942060	9.102810	-39.08%	0	2008
	14.643919	14.942060	2.04%	0	2007
	13.076138	14.643919	11.99%	0	2006
	12.880598	13.076138	1.52%	0	2005
	12.008388	12.880598	7.26%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.565206	11.364128	18.81%	0	2009
	14.003180	9.565206	-31.69%	0	2008
	13.484814	14.003180	3.84%	0	2007
	11.937337	13.484814	12.96%	0	2006
	11.794538	11.937337	1.21%	0	2005
	11.578890	11.794538	1.86%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.345287	8.978989	22.24%	0	2009
	12.144605	7.345287	-39.52%	0	2008
	14.085397	12.144605	-13.78%	0	2007
	13.997272	14.085397	0.63%	0	2006
	13.641274	13.997272	2.61%	0	2005
	12.638237	13.641274	7.94%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.978929	10.986191	10.09%	0	2009
	14.597570	9.978929	-31.64%	0	2008
	13.699522	14.597570	6.56%	0	2007
	12.172011	13.699522	12.55%	0	2006
	12.312912	12.172011	-1.14%	0	2005
	11.826685	12.312912	4.11%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.118665	10.649962	16.79%	0	2009
	10.147811	9.118665	-10.14%	0	2008
	9.931232	10.147811	2.18%	0	2007
	9.831161	9.931232	1.02%	0	2006
	10.014740	9.831161	-1.83%	0	2005
	9.972182	10.014740	0.43%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.649372	10.421183	20.48%	0	2009
	11.891780	8.649372	-27.27%	0	2008
	11.285675	11.891780	5.37%	0	2007
	10.594840	11.285675	6.52%	0	2006
	10.000000	10.594840	5.95%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.260845	10.321848	24.95%	0	2009
	12.647721	8.260845	-34.69%	0	2008
	11.834454	12.647721	6.87%	0	2007
	10.898691	11.834454	8.59%	0	2006
	10.000000	10.898691	8.99%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.908046	10.083226	27.51%	0	2009
	13.159594	7.908046	-39.91%	0	2008
	12.190040	13.159594	7.95%	0	2007
	11.104914	12.190040	9.77%	0	2006
	10.000000	11.104914	11.05%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.722056	14.118277	31.68%	0	2009
	19.249500	10.722056	-44.30%	0	2008
	16.885277	19.249500	14.00%	1,290	2007
	15.588257	16.885277	8.32%	1,383	2006
	13.747290	15.588257	13.39%	1,425	2005
	12.281426	13.747290	11.94%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.430281	13.526804	43.44%	0	2009
	21.280421	9.430281	-55.69%	0	2008
	15.034572	21.280421	41.54%	0	2007
	13.262786	15.034572	13.36%	0	2006
	10.000000	13.262786	32.63%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	8.822386	11.137940	26.25%	0	2009
	15.872715	8.822386	-44.42%	0	2008
	16.127300	15.872715	-1.58%	0	2007
	13.833557	16.127300	16.58%	0	2006
	13.479956	13.833557	2.62%	0	2005
	12.467627	13.479956	8.12%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.283469	10.303163	24.38%	0	2009
	16.174823	8.283469	-48.79%	0	2008
	13.140040	16.174823	23.10%	0	2007
	12.683920	13.140040	3.60%	0	2006
	12.367653	12.683920	2.56%	0	2005
	12.338678	12.367653	0.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.649981	10.830851	12.24%	46	2009
	10.283945	9.649981	-6.16%	41	2008
	10.166563	10.283945	1.15%	0	2007
	10.043177	10.166563	1.23%	0	2006
	10.139560	10.043177	-0.95%	0	2005
	10.012138	10.139560	1.27%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.793977	18.737770	35.84%	0	2009
	23.499597	13.793977	-41.30%	0	2008
	20.964602	23.499597	12.09%	0	2007
	19.187074	20.964602	9.26%	0	2006
	16.724783	19.187074	14.72%	0	2005
	13.802964	16.724783	21.17%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.956542	15.895775	22.69%	0	2009
	23.787735	12.956542	-45.53%	0	2008
	20.910740	23.787735	13.76%	0	2007
	18.265166	20.910740	14.48%	0	2006
	15.818470	18.265166	15.47%	0	2005
	14.361896	15.818470	10.14%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	8.951619	10.980545	22.67%	0	2009
	16.430640	8.951619	-45.52%	0	2008
	14.442568	16.430640	13.77%	0	2007
	12.610993	14.442568	14.52%	0	2006
	10.925448	12.610993	15.43%	0	2005
	10.000000	10.925448	9.25%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	8.829916	13.487861	52.75%	0	2009
	18.649918	8.829916	-52.65%	0	2008
	18.199841	18.649918	2.47%	0	2007
	16.139025	18.199841	12.77%	0	2006
	16.209185	16.139025	-0.43%	0	2005
	14.648743	16.209185	10.65%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.588748	10.002045	31.80%	0	2009
	11.099238	7.588748	-31.63%	0	2008
	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	9.975712	11.378103	14.06%	0	2009
	14.078962	9.975712	-29.14%	0	2008
	14.886954	14.078962	-5.43%	0	2007
	13.075590	14.886954	13.85%	0	2006
	13.005516	13.075590	0.54%	0	2005
	12.054270	13.005516	7.89%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.689655	14.675013	25.54%	13	2009
	17.955533	11.689655	-34.90%	0	2008
	18.926235	17.955533	-5.13%	0	2007
	16.643589	18.926235	13.71%	0	2006
	15.741475	16.643589	5.73%	0	2005
	13.086999	15.741475	20.28%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.531010	8.268604	26.61%	0	2009
	10.000000	6.531010	-34.69%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.007322	15.114603	67.80%	0	2009
	19.581411	9.007322	-54.00%	0	2008
	15.655615	19.581411	25.08%	0	2007
	12.565818	15.655615	24.59%	0	2006
	10.000000	12.565818	25.66%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.313348	16.402091	33.21%	0	2009
	21.248496	12.313348	-42.05%	0	2008
	18.936735	21.248496	12.21%	0	2007
	16.040611	18.936735	18.05%	0	2006
	14.978170	16.040611	7.09%	0	2005
	13.000619	14.978170	15.21%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.374024	12.500854	33.36%	0	2009
	16.180116	9.374024	-42.06%	34	2008
	14.421179	16.180116	12.20%	0	2007
	12.214028	14.421179	18.07%	0	2006
	11.408797	12.214028	7.06%	0	2005
	10.000000	11.408797	14.09%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.848886	13.669330	15.36%	0	2009
	11.477802	11.848886	3.23%	0	2008
	10.636680	11.477802	7.91%	0	2007
	9.696793	10.636680	9.69%	0	2006
	10.000000	9.696793	-3.03%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.268858	9.702574	17.34%	0	2009
	14.828378	8.268858	-44.24%	0	2008
	13.655678	14.828378	8.59%	0	2007
	13.245580	13.655678	3.10%	0	2006
	12.549441	13.245580	5.55%	0	2005
	12.142002	12.549441	3.36%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.464506	13.062434	38.01%	0	2009
	18.418027	9.464506	-48.61%	0	2008
	17.143227	18.418027	7.44%	0	2007
	15.169665	17.143227	13.01%	0	2006
	14.281923	15.169665	6.22%	0	2005
	12.746907	14.281923	12.04%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.740897	17.41%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.191150	13.660768	22.07%	0	2009
	13.716635	11.191150	-18.41%	0	2008
	12.797361	13.716635	7.18%	0	2007
	11.923172	12.797361	7.33%	0	2006
	11.392831	11.923172	4.66%	0	2005
	10.823381	11.392831	5.26%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.047091	15.678938	41.93%	0	2009
	20.409701	11.047091	-45.87%	0	2008
	15.369835	20.409701	32.79%	0	2007
	14.490406	15.369835	6.07%	0	2006
	13.243551	14.490406	9.41%	0	2005
	11.549642	13.243551	14.67%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	11.937250	20.778023	74.06%	10	2009
	25.700512	11.937250	-53.55%	9	2008
	20.648001	25.700512	24.47%	0	2007
	14.479447	20.648001	42.60%	0	2006
	11.282595	14.479447	28.33%	0	2005
	10.000000	11.282595	12.83%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.368449	28.490887	74.06%	0	2009
	35.254755	16.368449	-53.57%	0	2008
	28.336008	35.254755	24.42%	0	2007
	19.879731	28.336008	42.54%	0	2006
	15.499666	19.879731	28.26%	0	2005
	13.435381	15.499666	15.36%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.407924	11.367644	35.20%	0	2009
	13.726833	8.407924	-38.75%	0	2008
	12.721833	13.726833	7.90%	0	2007
	12.196431	12.721833	4.31%	0	2006
	12.037929	12.196431	1.32%	0	2005
	11.363642	12.037929	5.93%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.206165	13.337878	19.02%	27	2009
	17.142496	11.206165	-34.63%	0	2008
	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006
	13.522497	13.995070	3.49%	0	2005
	12.115695	13.522497	11.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.278040	10.107874	22.10%	0	2009
	12.008313	8.278040	-32.32%	0	2008
	11.559599	12.008313	3.88%	0	2007
	10.769475	11.559599	7.34%	0	2006
	10.653091	10.769475	1.09%	0	2005
	10.000000	10.653091	6.53%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.308151	9.151815	10.15%	11	2009
	9.873439	8.308151	-15.85%	33	2008
	9.696717	9.873439	1.82%	0	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.911758	9.440023	19.32%	0	2009
	13.448917	7.911758	-41.17%	0	2008
	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006
	13.453192	13.456536	0.02%	0	2005
	12.371289	13.453192	8.75%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.448739	12.070405	27.75%	0	2009
	16.053582	9.448739	-41.14%	0	2008
	15.349909	16.053582	4.58%	0	2007
	13.887782	15.349909	10.53%	0	2006
	13.369827	13.887782	3.87%	0	2005
	12.142400	13.369827	10.11%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.204513	12.05%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.315993	23.16%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.294286	8.750148	19.96%	0	2009
	10.686759	7.294286	-31.74%	0	2008
	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.067839	9.884887	9.01%	0	2009
	10.350952	9.067839	-12.40%	0	2008
	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.053080	9.707814	37.64%	0	2009
	11.825777	7.053080	-40.36%	0	2008
	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.997264	8.090090	34.90%	0	2009
	11.060833	5.997264	-45.78%	0	2008
	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.842946	7.422364	27.03%	0	2009
	9.706239	5.842946	-39.80%	0	2008
	10.000000	9.706239	-2.94%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.764280	12.437783	41.91%	0	2009
	12.521742	8.764280	-30.01%	0	2008
	12.492809	12.521742	0.23%	0	2007
	11.619538	12.492809	7.52%	0	2006
	11.675400	11.619538	-0.48%	0	2005
	10.910077	11.675400	7.01%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.792795	11.065291	41.99%	0	2009
	11.150569	7.792795	-30.11%	0	2008
	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.404283	6.799997	25.83%	0	2009
	10.000000	5.404283	-45.96%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.165286	31.65%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.057146	7.519001	48.68%	0	2009
	10.000000	5.057146	-49.43%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.060178	7.732444	27.59%	53	2009
	10.000000	6.060178	-39.40%	55	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.292350	7.901850	25.58%	0	2009
	10.000000	6.292350	-37.08%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.838917	9.129721	16.47%	4,163	2009
	10.000000	7.838917	-21.61%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.124031	8.597837	20.69%	0	2009
	10.000000	7.124031	-28.76%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.977627	9.862495	9.86%	0	2009
	10.000000	8.977627	-10.22%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.478232	8.864196	18.53%	0	2009
	10.000000	7.478232	-25.22%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.764627	8.322823	23.03%	0	2009
	10.000000	6.764627	-32.35%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.215074	9.396894	14.39%	0	2009
	10.000000	8.215074	-17.85%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.737065	10.277594	5.55%	29	2009
	10.000000	9.737065	-2.63%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.742839	11.026696	13.18%	0	2009
	10.000000	9.742839	-2.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	18.144323	28.763022	58.52%	0	2009
	44.375378	18.144323	-59.11%	0	2008
	31.447881	44.375378	41.11%	0	2007
	23.732497	31.447881	32.51%	0	2006
	18.448949	23.732497	28.64%	0	2005
	15.759468	18.448949	17.07%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.517119	18.257338	58.52%	0	2009
	28.122909	11.517119	-59.05%	0	2008
	19.894675	28.122909	41.36%	0	2007
	14.987235	19.894675	32.74%	0	2006
	11.636799	14.987235	28.79%	0	2005
	10.000000	11.636799	16.37%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.889515	10.869202	-0.19%	36	2009
	10.400265	10.889515	4.70%	38	2008
	9.986568	10.400265	4.14%	0	2007
	9.941273	9.986568	0.46%	0	2006
	9.903636	9.941273	0.38%	0	2005
	9.867034	9.903636	0.37%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.326161	7.908176	25.01%	0	2009
	11.437095	6.326161	-44.69%	0	2008
	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.496372	12.978088	23.64%	1,785	2009
	17.099349	10.496372	-38.62%	1,788	2008
	16.605254	17.099349	2.98%	1,790	2007
	14.616624	16.605254	13.61%	1,792	2006
	13.931417	14.616624	4.92%	1,794	2005
	12.569557	13.931417	10.83%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.421675	14.22%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.975410	19.75%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.268952	10.888225	6.03%	0	2009
	11.241892	10.268952	-8.65%	0	2008
	10.976822	11.241892	2.41%	0	2007
	10.636490	10.976822	3.20%	0	2006
	10.591762	10.636490	0.42%	0	2005
	10.412427	10.591762	1.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.387115	12.028259	15.80%	9,250	2009
	13.914143	10.387115	-25.35%	9,250	2008
	13.550279	13.914143	2.69%	9,250	2007
	12.518287	13.550279	8.24%	9,795	2006
	12.224533	12.518287	2.40%	9,797	2005
	11.481709	12.224533	6.47%	5,115	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.515000	12.713633	20.91%	0	2009
	15.768234	10.515000	-33.32%	2,415	2008
	15.284893	15.768234	3.16%	4,552	2007
	13.727793	15.284893	11.34%	10,879	2006
	13.189278	13.727793	4.08%	18,671	2005
	12.105231	13.189278	8.96%	9,420	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.346869	11.521651	11.35%	0	2009
	12.530153	10.346869	-17.42%	1,440	2008
	12.179419	12.530153	2.88%	1,443	2007
	11.555928	12.179419	5.40%	1,445	2006
	11.377460	11.555928	1.57%	1,448	2005
	10.923167	11.377460	4.16%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.946425	14.550676	32.93%	0	2009
	17.725964	10.946425	-38.25%	0	2008
	16.957482	17.725964	4.53%	0	2007
	15.874744	16.957482	6.82%	0	2006
	14.567992	15.874744	8.97%	0	2005
	12.950210	14.567992	12.49%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.835032	9.563664	-2.76%	0	2009
	9.914727	9.835032	-0.80%	0	2008
	9.735336	9.914727	1.84%	0	2007
	9.580955	9.735336	1.61%	0	2006
	9.600047	9.580955	-0.20%	0	2005
	9.797101	9.600047	-2.01%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.938382	10.806435	20.90%	0	2009
	11.118455	8.938382	-19.61%	0	2008
	10.934729	11.118455	1.68%	0	2007
	10.729694	10.934729	1.91%	0	2006
	10.802415	10.729694	-0.67%	0	2005
	10.431942	10.802415	3.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.009134	7.949913	32.30%	45	2009
	10.000000	6.009134	-39.91%	46	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.681161	13.445595	25.88%	0	2009
	20.533373	10.681161	-47.98%	0	2008
	20.571100	20.533373	-0.18%	0	2007
	17.288801	20.571100	18.99%	0	2006
	15.910146	17.288801	8.67%	0	2005
	13.640268	15.910146	16.64%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.638910	9.614720	25.87%	0	2009
	14.677506	7.638910	-47.95%	15	2008
	14.705923	14.677506	-0.19%	0	2007
	12.359066	14.705923	18.99%	0	2006
	11.372039	12.359066	8.68%	0	2005
	10.000000	11.372039	13.72%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.240878	7.846692	25.73%	27	2009
	10.000000	6.240878	-37.59%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.229093	7.714365	23.84%	0	2009
	10.000000	6.229093	-37.71%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.152116	7.576931	23.16%	20	2009
	10.000000	6.152116	-38.48%	19	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.630696	8.408810	26.82%	31	2009
	10.000000	6.630696	-33.69%	35	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	7.889226	9.753071	23.63%	0	2009
	15.182499	7.889226	-48.04%	0	2008
	14.266847	15.182499	6.42%	0	2007
	14.251377	14.266847	0.11%	0	2006
	13.607925	14.251377	4.73%	0	2005
	12.370807	13.607925	10.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.244172	13.755613	22.34%	0	2009
	17.088383	11.244172	-34.20%	0	2008
	18.953800	17.088383	-9.84%	0	2007
	16.651400	18.953800	13.83%	0	2006
	16.666066	16.651400	-0.09%	0	2005
	14.655152	16.666066	13.72%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.759744	14.059268	30.67%	0	2009
	17.958220	10.759744	-40.08%	7	2008
	18.134915	17.958220	-0.97%	0	2007
	16.694020	18.134915	8.63%	0	2006
	15.332497	16.694020	8.88%	0	2005
	13.279559	15.332497	15.46%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.669930	10.580846	22.04%	48	2009
	15.277451	8.669930	-43.25%	52	2008
	14.569894	15.277451	4.86%	0	2007
	13.217161	14.569894	10.23%	0	2006
	12.702523	13.217161	4.05%	0	2005
	11.930892	12.702523	6.47%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.526990	7.011351	26.86%	0	2009
	10.000000	5.526990	-44.73%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.756839	10.157941	4.11%	0	2009
	10.000000	9.756839	-2.43%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.793346	27.93%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.789798	27.90%	39	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	9.266588	11.553343	24.68%	0	2009
	15.186446	9.266588	-38.98%	0	2008
	16.044633	15.186446	-5.35%	0	2007
	14.283056	16.044633	12.33%	0	2006
	14.134759	14.283056	1.05%	0	2005
	12.419804	14.134759	13.81%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	7.881227	11.042926	40.12%	0	2009
	14.922993	7.881227	-47.19%	0	2008
	13.486148	14.922993	10.65%	0	2007
	12.883906	13.486148	4.67%	0	2006
	12.639352	12.883906	1.93%	0	2005
	12.196491	12.639352	3.63%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.638890	11.703728	35.48%	0	2009
	14.899948	8.638890	-42.02%	0	2008
	14.455738	14.899948	3.07%	0	2007
	12.666971	14.455738	14.12%	0	2006
	11.425697	12.666971	10.86%	0	2005
	10.000000	11.425697	14.26%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.244855	16.585920	35.45%	0	2009
	21.113690	12.244855	-42.01%	0	2008
	20.479865	21.113690	3.09%	0	2007
	17.951115	20.479865	14.09%	0	2006
	16.190217	17.951115	10.88%	0	2005
	14.011298	16.190217	15.55%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.966264	2.416104	22.88%	0	2009
	9.467409	1.966264	-79.23%	0	2008
	10.000000	9.467409	-5.33%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.456922	3.007873	22.42%	0	2009
	11.798275	2.456922	-79.18%	0	2008
	12.197232	11.798275	-3.27%	0	2007
	11.487704	12.197232	6.18%	0	2006
	11.585419	11.487704	-0.84%	0	2005
	10.961919	11.585419	5.69%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	8.801629	10.950074	24.41%	42	2009
	14.754961	8.801629	-40.35%	40	2008
	14.577174	14.754961	1.22%	0	2007
	13.067323	14.577174	11.55%	0	2006
	12.712792	13.067323	2.79%	0	2005
	11.983024	12.712792	6.09%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.801076	14.370698	33.05%	0	2009
	17.925282	10.801076	-39.74%	14	2008
	18.704995	17.925282	-4.17%	0	2007
	16.782352	18.704995	11.46%	0	2006
	15.735520	16.782352	6.65%	0	2005
	13.583359	15.735520	15.84%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.760148	7.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.838809	8.39%	14	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.257098	10.418562	26.18%	0	2009
	13.858218	8.257098	-40.42%	0	2008
	15.176246	13.858218	-8.68%	0	2007
	13.469048	15.176246	12.67%	0	2006
	13.167457	13.469048	2.29%	0	2005
	12.191947	13.167457	8.00%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.019012	13.348752	21.14%	0	2009
	20.227385	11.019012	-45.52%	0	2008
	19.206311	20.227385	5.32%	0	2007
	15.469723	19.206311	24.15%	0	2006
	14.183924	15.469723	9.07%	0	2005
	12.558447	14.183924	12.94%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.847865	12.502412	59.31%	0	2009
	12.823032	7.847865	-38.80%	0	2008
	12.504200	12.823032	2.55%	0	2007
	12.200292	12.504200	2.49%	0	2006
	11.874685	12.200292	2.74%	0	2005
	11.631345	11.874685	2.09%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.191003	9.910833	37.82%	0	2009
	12.901108	7.191003	-44.26%	26	2008
	11.800922	12.901108	9.32%	0	2007
	11.104047	11.800922	6.28%	0	2006
	10.000000	11.104047	11.04%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.467535	9.091229	21.74%	0	2009
	12.054956	7.467535	-38.05%	0	2008
	12.039375	12.054956	0.13%	0	2007
	10.438556	12.039375	15.34%	0	2006
	10.000000	10.438556	4.39%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.178849	9.758807	6.32%	0	2009
	10.545947	9.178849	-12.96%	38	2008
	10.313209	10.545947	2.26%	0	2007
	10.244667	10.313209	0.67%	0	2006
	10.140056	10.244667	1.03%	0	2005
	10.023880	10.140056	1.16%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.330739	16.859611	26.47%	0	2009
	16.131384	13.330739	-17.36%	0	2008
	15.600967	16.131384	3.40%	0	2007
	14.484279	15.600967	7.71%	0	2006
	13.287725	14.484279	9.00%	0	2005
	12.418758	13.287725	7.00%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.114440	11.256649	23.50%	0	2009
	15.092693	9.114440	-39.61%	0	2008
	14.124141	15.092693	6.86%	0	2007
	12.781217	14.124141	10.51%	0	2006
	12.090771	12.781217	5.71%	0	2005
	11.342629	12.090771	6.60%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.167931	9.166221	12.22%	0	2009
	11.855089	8.167931	-31.10%	0	2008
	11.337288	11.855089	4.57%	0	2007
	10.400384	11.337288	9.01%	0	2006
	10.190860	10.400384	2.06%	0	2005
	10.000000	10.190860	1.91%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.374205	8.883370	39.36%	0	2009
	10.749772	6.374205	-40.70%	0	2008
	10.278703	10.749772	4.58%	0	2007
	10.331455	10.278703	-0.51%	0	2006
	10.054970	10.331455	2.75%	0	2005
	10.000000	10.054970	0.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.258690	12.253392	48.37%	0	2009
	14.506107	8.258690	-43.07%	0	2008
	13.115012	14.506107	10.61%	0	2007
	10.990979	13.115012	19.33%	0	2006
	10.642273	10.990979	3.28%	0	2005
	10.000000	10.642273	6.42%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.295582	11.207614	8.86%	0	2009
	10.344847	10.295582	-0.48%	0	2008
	10.023890	10.344847	3.20%	0	2007
	9.932766	10.023890	0.92%	0	2006
	10.027828	9.932766	-0.95%	0	2005
	10.000000	10.027828	0.28%	0	2004*

Additional Contract Options Elected (Total 2.85%)
(Variable account charges of 2.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.922211	10.431715	16.92%	0	2009

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	11.048257	15.311951	38.59%	0	2009

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.444696	11.183523	7.07%	0	2009

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.455636	10.818814	14.42%	0	2009

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	9.005962	11.356813	26.10%	0	2009

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.469977	12.177672	16.31%	0	2009

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.945147	19.45%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.781368	14.309916	21.46%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	9.076281	11.114131	22.45%	0	2009

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.537347	11.325203	18.75%	0	2009

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.323880	8.948211	22.18%	0	2009

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.949852	10.948534	10.04%	0	2009

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.092107	10.613478	16.73%	0	2009

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.633066	10.396182	20.42%	0	2009

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.245276	10.297100	24.88%	0	2009

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.893123	10.059017	27.44%	0	2009

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.690816	14.069894	31.61%	0	2009

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.412492	13.494346	43.37%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	8.796682	11.099780	26.18%	0	2009

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.259331	10.267845	24.32%	0	2009

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.621843	10.793726	12.18%	0	2009

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.753810	18.673602	35.77%	0	2009

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.918813	15.841322	22.62%	0	2009

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	8.930159	10.948600	22.60%	0	2009

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	8.804187	13.441636	52.67%	0	2009

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.578340	9.983182	31.73%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	9.946645	11.339104	14.00%	0	2009

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.655627	14.624764	25.47%	0	2009

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.528761	8.261511	26.54%	0	2009

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	8.990338	15.078352	67.72%	0	2009

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.277487	16.345908	33.14%	0	2009

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.351568	12.464488	33.29%	0	2009

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.826573	13.636572	15.30%	0	2009

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.244760	9.669311	17.28%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.436920	13.017646	37.94%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.736860	17.37%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.158570	13.613999	22.00%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.014897	15.625200	41.86%	0	2009

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	11.908655	20.717591	73.97%	0	2009

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.320779	28.393303	73.97%	0	2009

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.383416	11.328697	35.13%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.173515	13.292178	18.96%	0	2009

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.258365	10.078658	22.04%	0	2009

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.283961	9.120481	10.10%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.888714	9.407685	19.25%	0	2009

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.421190	12.029013	27.68%	0	2009

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.200669	12.01%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.311762	23.12%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.284269	8.733638	19.90%	0	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.055406	9.866260	8.95%	0	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.043393	9.689505	37.57%	0	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.989017	8.074814	34.83%	0	2009

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.837930	7.412181	26.97%	0	2009

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.738764	12.395195	41.84%	0	2009

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.778112	11.038777	41.92%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.402414	6.794142	25.76%	0	2009

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.160767	31.61%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.055404	7.512553	48.60%	0	2009

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.058092	7.725807	27.53%	0	2009

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.290186	7.895062	25.51%	0	2009

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.836226	9.121905	16.41%	0	2009

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.121572	8.590439	20.63%	0	2009

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.974545	9.854041	9.80%	0	2009

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.475662	8.856586	18.47%	0	2009

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.762303	8.315694	22.97%	0	2009

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.212251	9.388825	14.33%	0	2009

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.733732	10.268796	5.50%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.739499	11.017256	13.12%	0	2009

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	18.091475	28.664509	58.44%	0	2009

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.489505	18.204186	58.44%	0	2009

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.857829	10.832002	-0.24%	0	2009

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.317471	7.893256	24.94%	0	2009

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.465793	12.933625	23.58%	0	2009

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.417761	14.18%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.971304	19.71%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.239026	10.850911	5.98%	13,542	2009

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.356855	11.987054	15.74%	0	2009

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.484369	12.670085	20.85%	0	2009

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.316729	11.482184	11.30%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.914537	14.500834	32.86%	0	2009

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.805143	9.529695	-2.81%	0	2009

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.912319	10.769389	20.84%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.007068	7.943090	32.23%	0	2009

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.650052	13.399528	25.82%	0	2009

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.620597	9.586723	25.80%	0	2009

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.238730	7.839962	25.67%	0	2009

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.226947	7.707736	23.78%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.149997	7.570432	23.10%	0	2009

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.628414	8.401596	26.75%	0	2009

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	7.866243	9.719659	23.56%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.211420	13.708498	22.27%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.728404	14.011114	30.60%	0	2009

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.644671	10.544580	21.98%	0	2009

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.525070	7.005311	26.79%	0	2009

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.753488	10.149224	4.06%	0	2009

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.788943	27.89%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.785410	27.85%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	9.239589	11.513747	24.61%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	7.858249	11.005070	40.04%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.618182	11.669685	35.41%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.209181	16.529090	35.38%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.964563	2.412781	22.82%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.449764	2.997576	22.36%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	8.775989	10.912562	24.35%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.769625	14.321482	32.98%	0	2009

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.756447	7.56%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.835080	8.35%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.233038	10.382869	26.11%	0	2009

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.986909	13.303007	21.08%	0	2009

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.824998	12.459582	59.23%	0	2009

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.177452	9.887071	37.75%	0	2009

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.453463	9.069426	21.68%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.152130	9.725393	6.26%	0	2009

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.289651	16.799011	26.41%	0	2009

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.089239	11.219758	23.44%	0	2009

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.150610	9.142071	12.16%	0	2009

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.360685	8.859972	39.29%	0	2009

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.241170	12.221115	48.29%	0	2009

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.273750	11.178095	8.80%	0	2009

Additional Contract Options Elected (Total 2.90%)
(Variable account charges of 2.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.896206	10.395946	16.86%	0	2009
	15.449745	8.896206	-42.42%	0	2008
	15.176090	15.449745	1.80%	0	2007
	13.359058	15.176090	13.60%	0	2006
	13.152366	13.359058	1.57%	0	2005
	12.178430	13.152366	8.00%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	11.016063	15.259470	38.52%	0	2009
	17.658212	11.016063	-37.62%	0	2008
	17.914891	17.658212	-1.43%	0	2007
	16.154216	17.914891	10.90%	0	2006
	15.600628	16.154216	3.55%	0	2005
	13.492749	15.600628	15.62%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.412481	11.143289	7.02%	0	2009
	10.896571	10.412481	-4.44%	0	2008
	10.250604	10.896571	6.30%	0	2007
	10.390962	10.250604	-1.35%	0	2006
	10.535795	10.390962	-1.37%	0	2005
	10.254590	10.535795	2.74%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.428092	10.781746	14.36%	0	2009
	14.876804	9.428092	-36.63%	0	2008
	15.390378	14.876804	-3.34%	0	2007
	13.567446	15.390378	13.44%	0	2006
	13.367576	13.567446	1.50%	0	2005
	12.228964	13.367576	9.31%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	8.988963	11.329542	26.04%	0	2009
	12.263533	8.988963	-26.70%	0	2008
	12.945901	12.263533	-5.27%	0	2007
	11.088599	12.945901	16.75%	0	2006
	10.000000	11.088599	10.89%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.439472	12.135937	16.25%	0	2009
	14.688985	10.439472	-28.93%	0	2008
	15.978534	14.688985	-8.07%	0	2007
	13.889704	15.978534	15.04%	0	2006
	13.641091	13.889704	1.82%	0	2005
	12.304334	13.641091	10.86%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.941037	19.41%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.747014	14.260849	21.40%	0	2009
	17.512361	11.747014	-32.92%	0	2008
	18.157352	17.512361	-3.55%	0	2007
	16.342953	18.157352	11.10%	0	2006
	15.694264	16.342953	4.13%	0	2005
	13.260690	15.694264	18.35%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	9.049825	11.076029	22.39%	0	2009
	14.870437	9.049825	-39.14%	0	2008
	14.588820	14.870437	1.93%	0	2007
	13.040322	14.588820	11.87%	0	2006
	12.858506	13.040322	1.41%	0	2005
	12.000142	12.858506	7.15%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.509555	11.286384	18.68%	0	2009
	13.936072	9.509555	-31.76%	0	2008
	13.434090	13.936072	3.74%	0	2007
	11.904638	13.434090	12.85%	0	2006
	11.774304	11.904638	1.11%	0	2005
	11.570934	11.774304	1.76%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.302543	8.917564	22.12%	0	2009
	12.086400	7.302543	-39.58%	0	2008
	14.032413	12.086400	-13.87%	0	2007
	13.958952	14.032413	0.53%	0	2006
	13.617890	13.958952	2.50%	0	2005
	12.629559	13.617890	7.83%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.920870	10.911031	9.98%	0	2009
	14.527619	9.920870	-31.71%	0	2008
	13.647992	14.527619	6.45%	0	2007
	12.138671	13.647992	12.43%	0	2006
	12.291793	12.138671	-1.25%	0	2005
	11.818555	12.291793	4.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.065616	10.577112	16.67%	0	2009
	10.099163	9.065616	-10.23%	0	2008
	9.893854	10.099163	2.08%	0	2007
	9.804217	9.893854	0.91%	0	2006
	9.997561	9.804217	-1.93%	0	2005
	9.965327	9.997561	0.32%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.616782	10.371236	20.36%	0	2009
	11.859198	8.616782	-27.34%	0	2008
	11.266401	11.859198	5.26%	0	2007
	10.587614	11.266401	6.41%	0	2006
	10.000000	10.587614	5.88%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.229718	10.272375	24.82%	0	2009
	12.613068	8.229718	-34.75%	0	2008
	11.814257	12.613068	6.76%	0	2007
	10.891253	11.814257	8.47%	0	2006
	10.000000	10.891253	8.91%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.878248	10.034897	27.37%	0	2009
	13.123546	7.878248	-39.97%	0	2008
	12.169241	13.123546	7.84%	0	2007
	11.097340	12.169241	9.66%	0	2006
	10.000000	11.097340	10.97%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.659681	14.021704	31.54%	0	2009
	19.157279	10.659681	-44.36%	0	2008
	16.821769	19.157279	13.88%	0	2007
	15.545572	16.821769	8.21%	0	2006
	13.723723	15.545572	13.28%	0	2005
	12.272996	13.723723	11.82%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.394740	13.461950	43.29%	0	2009
	21.222148	9.394740	-55.73%	0	2008
	15.008928	21.222148	41.40%	0	2007
	13.253757	15.008928	13.24%	0	2006
	10.000000	13.253757	32.54%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	8.771043	11.061725	26.12%	0	2009
	15.796657	8.771043	-44.48%	0	2008
	16.066649	15.796657	-1.68%	0	2007
	13.795673	16.066649	16.46%	0	2006
	13.456846	13.795673	2.52%	0	2005
	12.459069	13.456846	8.01%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.235273	10.232672	24.25%	0	2009
	16.097330	8.235273	-48.84%	0	2008
	13.090608	16.097330	22.97%	0	2007
	12.649189	13.090608	3.49%	0	2006
	12.346444	12.649189	2.45%	0	2005
	12.330205	12.346444	0.13%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.593839	10.756766	12.12%	0	2009
	10.234658	9.593839	-6.26%	0	2008
	10.128315	10.234658	1.05%	0	2007
	10.015658	10.128315	1.12%	0	2006
	10.122163	10.015658	-1.05%	0	2005
	10.005256	10.122163	1.17%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.713726	18.609600	35.70%	0	2009
	23.387002	13.713726	-41.36%	0	2008
	20.885751	23.387002	11.98%	0	2007
	19.134542	20.885751	9.15%	0	2006
	16.696106	19.134542	14.60%	0	2005
	13.793477	16.696106	21.04%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.881170	15.787038	22.56%	0	2009
	23.673771	12.881170	-45.59%	0	2008
	20.832105	23.673771	13.64%	0	2007
	18.215158	20.832105	14.37%	0	2006
	15.791349	18.215158	15.35%	0	2005
	14.352034	15.791349	10.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	8.908745	10.916707	22.54%	0	2009
	16.368834	8.908745	-45.57%	0	2008
	14.403139	16.368834	13.65%	0	2007
	12.589481	14.403139	14.41%	0	2006
	10.918019	12.589481	15.31%	0	2005
	10.000000	10.918019	9.18%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	8.778535	13.395579	52.59%	0	2009
	18.560573	8.778535	-52.70%	0	2008
	18.131407	18.560573	2.37%	0	2007
	16.094853	18.131407	12.65%	0	2006
	16.181416	16.094853	-0.53%	0	2005
	14.638700	16.181416	10.54%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.567928	9.964344	31.67%	0	2009
	11.080202	7.567928	-31.70%	0	2008
	10.999677	11.080202	0.73%	0	2007
	10.000000	10.999677	10.00%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	9.917662	11.300247	13.94%	0	2009
	14.011474	9.917662	-29.22%	0	2008
	14.830946	14.011474	-5.53%	0	2007
	13.039769	14.830946	13.74%	0	2006
	12.983211	13.039769	0.44%	0	2005
	12.045993	12.983211	7.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.621645	14.574602	25.41%	0	2009
	17.869494	11.621645	-34.96%	0	2008
	18.855057	17.869494	-5.23%	0	2007
	16.598023	18.855057	13.60%	0	2006
	15.714493	16.598023	5.62%	0	2005
	13.078014	15.714493	20.16%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.526519	8.254428	26.48%	0	2009
	10.000000	6.526519	-34.73%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	8.973377	15.042164	67.63%	0	2009
	19.527774	8.973377	-54.05%	0	2008
	15.628896	19.527774	24.95%	0	2007
	12.557258	15.628896	24.46%	0	2006
	10.000000	12.557258	25.57%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.241734	16.289925	33.07%	0	2009
	21.146720	12.241734	-42.11%	0	2008
	18.865540	21.146720	12.09%	0	2007
	15.996704	18.865540	17.93%	0	2006
	14.952499	15.996704	6.98%	0	2005
	12.991703	14.952499	15.09%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.329169	12.428242	33.22%	0	2009
	16.119306	9.329169	-42.12%	0	2008
	14.381842	16.119306	12.08%	0	2007
	12.193209	14.381842	17.95%	0	2006
	11.401040	12.193209	6.95%	0	2005
	10.000000	11.401040	14.01%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.804270	13.603869	15.25%	0	2009
	11.446355	11.804270	3.13%	0	2008
	10.618516	11.446355	7.80%	0	2007
	9.690179	10.618516	9.58%	0	2006
	10.000000	9.690179	-3.10%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.220743	9.636192	17.22%	0	2009
	14.757319	8.220743	-44.29%	0	2008
	13.604316	14.757319	8.48%	0	2007
	13.209319	13.604316	2.99%	0	2006
	12.527929	13.209319	5.44%	0	2005
	12.133668	12.527929	3.25%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.409431	12.973057	37.87%	0	2009
	18.329773	9.409431	-48.67%	0	2008
	17.078741	18.329773	7.33%	0	2007
	15.128125	17.078741	12.89%	0	2006
	14.257436	15.128125	6.11%	0	2005
	12.738161	14.257436	11.93%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.732834	17.33%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.126039	13.567318	21.94%	0	2009
	13.650885	11.126039	-18.50%	0	2008
	12.749207	13.650885	7.07%	0	2007
	11.890510	12.749207	7.22%	0	2006
	11.373293	11.890510	4.55%	0	2005
	10.815940	11.373293	5.15%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.982818	15.571687	41.78%	0	2009
	20.311904	10.982818	-45.93%	0	2008
	15.312013	20.311904	32.65%	0	2007
	14.450732	15.312013	5.96%	0	2006
	13.220843	14.450732	9.30%	0	2005
	11.541708	13.220843	14.55%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	11.880114	20.657315	73.88%	0	2009
	25.603961	11.880114	-53.60%	0	2008
	20.591711	25.603961	24.34%	0	2007
	14.454788	20.591711	42.46%	0	2006
	11.274929	14.454788	28.20%	0	2005
	10.000000	11.274929	12.75%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.273235	28.296028	73.88%	0	2009
	35.085929	16.273235	-53.62%	0	2008
	28.229503	35.085929	24.29%	0	2007
	19.825334	28.229503	42.39%	0	2006
	15.473111	19.825334	28.13%	0	2005
	13.426165	15.473111	15.25%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.359002	11.289880	35.06%	0	2009
	13.661043	8.359002	-38.81%	0	2008
	12.673971	13.661043	7.79%	0	2007
	12.163031	12.673971	4.20%	0	2006
	12.017285	12.163031	1.21%	0	2005
	11.355831	12.017285	5.82%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.140961	13.246626	18.90%	0	2009
	17.060349	11.140961	-34.70%	0	2008
	16.332392	17.060349	4.46%	0	2007
	13.956727	16.332392	17.02%	0	2006
	13.499305	13.956727	3.39%	0	2005
	12.107371	13.499305	11.50%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.238739	10.049539	21.98%	0	2009
	11.963639	8.238739	-32.39%	0	2008
	11.528516	11.963639	3.77%	0	2007
	10.751539	11.528516	7.23%	0	2006
	10.646268	10.751539	0.99%	0	2005
	10.000000	10.646268	6.46%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.259826	9.089228	10.04%	0	2009
	9.826118	8.259826	-15.94%	0	2008
	9.660236	9.826118	1.72%	0	2007
	9.546777	9.660236	1.19%	0	2006
	9.691239	9.546777	-1.49%	0	2005
	9.903507	9.691239	-2.14%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.865721	9.375435	19.19%	0	2009
	13.384456	7.865721	-41.23%	0	2008
	13.715880	13.384456	-2.42%	0	2007
	13.419688	13.715880	2.21%	0	2006
	13.430116	13.419688	-0.08%	0	2005
	12.362790	13.430116	8.63%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.393754	11.987813	27.61%	0	2009
	15.976650	9.393754	-41.20%	0	2008
	15.292170	15.976650	4.48%	0	2007
	13.849765	15.292170	10.41%	0	2006
	13.346916	13.849765	3.77%	0	2005
	12.134069	13.346916	10.00%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.196809	11.97%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.307543	23.08%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.274279	8.717180	19.84%	0	2009
	10.668436	7.274279	-31.81%	0	2008
	10.352988	10.668436	3.05%	0	2007
	10.000000	10.352988	3.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.042976	9.847653	8.90%	0	2009
	10.333205	9.042976	-12.49%	0	2008
	10.335279	10.333205	-0.02%	0	2007
	10.000000	10.335279	3.35%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.033718	9.671213	37.50%	0	2009
	11.805488	7.033718	-40.42%	0	2008
	10.632602	11.805488	11.03%	0	2007
	10.000000	10.632602	6.33%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.980793	8.059583	34.76%	0	2009
	11.041848	5.980793	-45.84%	0	2008
	10.164081	11.041848	8.64%	0	2007
	10.000000	10.164081	1.64%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.832904	7.401987	26.90%	0	2009
	9.699564	5.832904	-39.86%	0	2008
	10.000000	9.699564	-3.00%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.713305	12.352730	41.77%	0	2009
	12.461746	8.713305	-30.08%	0	2008
	12.445815	12.461746	0.13%	0	2007
	11.587708	12.445815	7.41%	0	2006
	11.655376	11.587708	-0.58%	0	2005
	10.902580	11.655376	6.90%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.763459	11.012308	41.85%	0	2009
	11.120039	7.763459	-30.18%	0	2008
	11.102217	11.120039	0.16%	0	2007
	10.337176	11.102217	7.40%	0	2006
	10.000000	10.337176	3.37%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.400552	6.788311	25.70%	0	2009
	10.000000	5.400552	-45.99%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.156256	31.56%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.053659	7.506086	48.53%	0	2009
	10.000000	5.053659	-49.46%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.056003	7.719165	27.46%	0	2009
	10.000000	6.056003	-39.44%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.288007	7.888258	25.45%	0	2009
	10.000000	6.288007	-37.12%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.833528	9.114068	16.35%	0	2009
	10.000000	7.833528	-21.66%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.119121	8.583077	20.56%	0	2009
	10.000000	7.119121	-28.81%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.971456	9.845585	9.74%	0	2009
	10.000000	8.971456	-10.29%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.473088	8.848983	18.41%	1,541	2009
	10.000000	7.473088	-25.27%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.759966	8.308527	22.91%	0	2009
	10.000000	6.759966	-32.40%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.209432	9.380781	14.27%	0	2009
	10.000000	8.209432	-17.91%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.730392	10.259987	5.44%	0	2009
	10.000000	9.730392	-2.70%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.736156	11.007805	13.06%	0	2009
	10.000000	9.736156	-2.64%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	18.038780	28.566296	58.36%	0	2009
	44.162882	18.038780	-59.15%	0	2008
	31.329657	44.162882	40.96%	0	2007
	23.667553	31.329657	32.37%	0	2006
	18.417335	23.667553	28.51%	0	2005
	15.748667	18.417335	16.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.461954	18.151197	58.36%	0	2009
	28.017167	11.461954	-59.09%	0	2008
	19.840375	28.017167	41.21%	0	2007
	14.961672	19.840375	32.61%	0	2006
	11.628878	14.961672	28.66%	0	2005
	10.000000	11.628878	16.29%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.826210	10.794908	-0.29%	3,077	2009
	10.350451	10.826210	4.60%	0	2008
	9.949017	10.350451	4.03%	0	2007
	9.914054	9.949017	0.35%	0	2006
	9.886658	9.914054	0.28%	0	2005
	9.860251	9.886658	0.27%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.308791	7.878353	24.88%	0	2009
	11.417470	6.308791	-44.74%	0	2008
	10.750967	11.417470	6.20%	0	2007
	10.000000	10.750967	7.51%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.435286	12.889288	23.52%	314	2009
	17.017388	10.435286	-38.68%	317	2008
	16.542776	17.017388	2.87%	319	2007
	14.576583	16.542776	13.49%	320	2006
	13.907522	14.576583	4.81%	322	2005
	12.560927	13.907522	10.72%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.413830	14.14%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.967189	19.67%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.209177	10.813710	5.92%	0	2009
	11.187982	10.209177	-8.75%	0	2008
	10.935500	11.187982	2.31%	0	2007
	10.607328	10.935500	3.09%	0	2006
	10.573577	10.607328	0.32%	0	2005
	10.405257	10.573577	1.62%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.326667	11.945969	15.68%	0	2009
	13.847446	10.326667	-25.43%	0	2008
	13.499289	13.847446	2.58%	0	2007
	12.483991	13.499289	8.13%	0	2006
	12.203565	12.483991	2.30%	0	2005
	11.473815	12.203565	6.36%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.453828	12.626673	20.79%	1,986	2009
	15.692672	10.453828	-33.38%	6,550	2008
	15.227391	15.692672	3.06%	6,550	2007
	13.690198	15.227391	11.23%	6,550	2006
	13.166672	13.690198	3.98%	6,550	2005
	12.096924	13.166672	8.84%	6,550	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.286673	11.442840	11.24%	0	2009
	12.470094	10.286673	-17.51%	0	2008
	12.133582	12.470094	2.77%	0	2007
	11.524270	12.133582	5.29%	0	2006
	11.357949	11.524270	1.46%	0	2005
	10.915663	11.357949	4.05%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.882728	14.451126	32.79%	0	2009
	17.641031	10.882728	-38.31%	0	2008
	16.893707	17.641031	4.42%	0	2007
	15.831280	16.893707	6.71%	0	2006
	14.543012	15.831280	8.86%	0	2005
	12.941316	14.543012	12.38%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.775327	9.495826	-2.86%	0	2009
	9.864687	9.775327	-0.91%	0	2008
	9.696233	9.864687	1.74%	0	2007
	9.552274	9.696233	1.51%	0	2006
	9.581141	9.552274	-0.30%	0	2005
	9.787876	9.581141	-2.11%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.886341	10.732479	20.78%	0	2009
	11.065126	8.886341	-19.69%	0	2008
	10.893552	11.065126	1.58%	0	2007
	10.700276	10.893552	1.81%	0	2006
	10.783870	10.700276	-0.78%	0	2005
	10.424765	10.783870	3.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.005004	7.936278	32.16%	0	2009
	10.000000	6.005004	-39.95%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.619030	13.353625	25.75%	0	2009
	20.435011	10.619030	-48.04%	0	2008
	20.493766	20.435011	-0.29%	0	2007
	17.241481	20.493766	18.86%	0	2006
	15.882898	17.241481	8.55%	0	2005
	13.630908	15.882898	16.52%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.602335	9.558828	25.74%	0	2009
	14.622321	7.602335	-48.01%	0	2008
	14.665811	14.622321	-0.30%	0	2007
	12.338001	14.665811	18.87%	0	2006
	11.364307	12.338001	8.57%	0	2005
	10.000000	11.364307	13.64%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.236584	7.833226	25.60%	0	2009
	10.000000	6.236584	-37.63%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.224807	7.701118	23.72%	0	2009
	10.000000	6.224807	-37.75%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.147883	7.563927	23.03%	0	2009
	10.000000	6.147883	-38.52%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.626131	8.394383	26.69%	0	2009
	10.000000	6.626131	-33.74%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	7.843310	9.686332	23.50%	0	2009
	15.109742	7.843310	-48.09%	0	2008
	14.213183	15.109742	6.31%	0	2007
	14.212372	14.213183	0.01%	0	2006
	13.584600	14.212372	4.62%	0	2005
	12.362310	13.584600	9.89%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.178764	13.661520	22.21%	0	2009
	17.006506	11.178764	-34.27%	0	2008
	18.882526	17.006506	-9.94%	0	2007
	16.605827	18.882526	13.71%	0	2006
	16.637516	16.605827	-0.19%	0	2005
	14.645102	16.637516	13.60%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.697141	13.963095	30.53%	0	2009
	17.872169	10.697141	-40.15%	0	2008
	18.066722	17.872169	-1.08%	0	2007
	16.648325	18.066722	8.52%	0	2006
	15.306215	16.648325	8.77%	0	2005
	13.270446	15.306215	15.34%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.619485	10.508449	21.92%	0	2009
	15.204239	8.619485	-43.31%	0	2008
	14.515092	15.204239	4.75%	0	2007
	13.180964	14.515092	10.12%	0	2006
	12.680737	13.180964	3.94%	0	2005
	11.922694	12.680737	6.36%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.523160	6.999263	26.73%	0	2009
	10.000000	5.523160	-44.77%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.750146	10.140526	4.00%	0	2009
	10.000000	9.750146	-2.50%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.784563	27.85%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.781023	27.81%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	9.212651	11.474268	24.55%	0	2009
	15.113654	9.212651	-39.04%	0	2008
	15.984278	15.113654	-5.45%	0	2007
	14.243936	15.984278	12.22%	0	2006
	14.110530	14.243936	0.95%	0	2005
	12.411279	14.110530	13.69%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	7.835351	10.967352	39.97%	0	2009
	14.851457	7.835351	-47.24%	0	2008
	13.435402	14.851457	10.54%	0	2007
	12.848610	13.435402	4.57%	0	2006
	12.617678	12.848610	1.83%	0	2005
	12.188116	12.617678	3.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.597507	11.635689	35.34%	0	2009
	14.843883	8.597507	-42.08%	0	2008
	14.416256	14.843883	2.97%	0	2007
	12.645362	14.416256	14.00%	0	2006
	11.417920	12.645362	10.75%	0	2005
	10.000000	11.417920	14.18%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.173602	16.472439	35.31%	0	2009
	21.012505	12.173602	-42.06%	0	2008
	20.402828	21.012505	2.99%	0	2007
	17.901961	20.402828	13.97%	0	2006
	16.162460	17.901961	10.76%	0	2005
	14.001678	16.162460	15.43%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.962873	2.409465	22.75%	0	2009
	9.460886	1.962873	-79.25%	0	2008
	10.000000	9.460886	-5.39%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.442618	2.987293	22.30%	0	2009
	11.741725	2.442618	-79.20%	0	2008
	12.151338	11.741725	-3.37%	0	2007
	11.456241	12.151338	6.07%	0	2006
	11.565559	11.456241	-0.95%	0	2005
	10.954392	11.565559	5.58%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	8.750421	10.875163	24.28%	0	2009
	14.684251	8.750421	-40.41%	0	2008
	14.522344	14.684251	1.11%	0	2007
	13.031540	14.522344	11.44%	0	2006
	12.690995	13.031540	2.68%	0	2005
	11.974785	12.690995	5.98%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.738257	14.272418	32.91%	0	2009
	17.839431	10.738257	-39.81%	0	2008
	18.634685	17.839431	-4.27%	0	2007
	16.736436	18.634685	11.34%	0	2006
	15.708576	16.736436	6.54%	0	2005
	13.574057	15.708576	15.72%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.752746	7.53%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.831352	8.31%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.209043	10.347283	26.05%	0	2009
	13.791800	8.209043	-40.48%	0	2008
	15.119153	13.791800	-8.78%	0	2007
	13.432161	15.119153	12.56%	0	2006
	13.144882	13.432161	2.19%	0	2005
	12.183573	13.144882	7.89%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.954894	13.257416	21.02%	0	2009
	20.130464	10.954894	-45.58%	0	2008
	19.134074	20.130464	5.21%	0	2007
	15.427356	19.134074	24.03%	0	2006
	14.159595	15.427356	8.95%	0	2005
	12.549818	14.159595	12.83%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.802199	12.416879	59.15%	0	2009
	12.761582	7.802199	-38.86%	0	2008
	12.457162	12.761582	2.44%	0	2007
	12.166878	12.457162	2.39%	0	2006
	11.854318	12.166878	2.64%	0	2005
	11.623350	11.854318	1.99%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.163908	9.863338	37.68%	0	2009
	12.865766	7.163908	-44.32%	0	2008
	11.780778	12.865766	9.21%	0	2007
	11.096477	11.780778	6.17%	0	2006
	10.000000	11.096477	10.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.439386	9.047640	21.62%	0	2009
	12.021913	7.439386	-38.12%	0	2008
	12.018820	12.021913	0.03%	0	2007
	10.431436	12.018820	15.22%	0	2006
	10.000000	10.431436	4.31%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.125449	9.692062	6.21%	0	2009
	10.495392	9.125449	-13.05%	0	2008
	10.274400	10.495392	2.15%	0	2007
	10.216599	10.274400	0.57%	0	2006
	10.122660	10.216599	0.93%	0	2005
	10.016986	10.122660	1.05%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.248647	16.738575	26.34%	0	2009
	16.048567	13.248647	-17.45%	0	2008
	15.536948	16.048567	3.29%	0	2007
	14.439659	15.536948	7.60%	0	2006
	13.260395	14.439659	8.89%	0	2005
	12.405989	13.260395	6.89%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.064113	11.182997	23.38%	0	2009
	15.024855	9.064113	-39.67%	0	2008
	14.075215	15.024855	6.75%	0	2007
	12.750023	14.075215	10.39%	0	2006
	12.073652	12.750023	5.60%	0	2005
	11.338227	12.073652	6.49%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.133319	9.117987	12.11%	0	2009
	11.817036	8.133319	-31.17%	0	2008
	11.312600	11.817036	4.46%	0	2007
	10.388384	11.312600	8.90%	0	2006
	10.189541	10.388384	1.95%	0	2005
	10.000000	10.189541	1.90%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.347162	8.836581	39.22%	0	2009
	10.715238	6.347162	-40.77%	0	2008
	10.256284	10.715238	4.47%	0	2007
	10.319518	10.256284	-0.61%	0	2006
	10.053665	10.319518	2.64%	0	2005
	10.000000	10.053665	0.54%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.223678	12.188880	48.22%	0	2009
	14.459529	8.223678	-43.13%	0	2008
	13.086426	14.459529	10.49%	0	2007
	10.978293	13.086426	19.20%	0	2006
	10.640899	10.978293	3.17%	0	2005
	10.000000	10.640899	6.41%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.251957	11.148644	8.75%	0	2009
	10.311621	10.251957	-0.58%	0	2008
	10.002039	10.311621	3.10%	0	2007
	9.921293	10.002039	0.81%	0	2006
	10.026532	9.921293	-1.05%	0	2005
	10.000000	10.026532	0.27%	0	2004*

Additional Contract Options Elected (Total 2.95%)
(Variable account charges of 2.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.870277	10.360313	16.80%	0	2009
	15.412659	8.870277	-42.45%	0	2008
	15.147501	15.412659	1.75%	0	2007
	13.340748	15.147501	13.54%	0	2006
	13.141080	13.340748	1.52%	0	2005
	12.174249	13.141080	7.94%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.983930	15.207120	38.45%	0	2009
	17.615800	10.983930	-37.65%	0	2008
	17.881134	17.615800	-1.48%	0	2007
	16.132048	17.881134	10.84%	0	2006
	15.587227	16.132048	3.50%	0	2005
	13.488105	15.587227	15.56%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.380351	11.103185	6.96%	0	2009
	10.868544	10.380351	-4.49%	0	2008
	10.229535	10.868544	6.25%	0	2007
	10.374932	10.229535	-1.40%	0	2006
	10.524947	10.374932	-1.43%	0	2005
	10.249311	10.524947	2.69%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.400587	10.744753	14.30%	0	2009
	14.841066	9.400587	-36.66%	0	2008
	15.361347	14.841066	-3.39%	0	2007
	13.548825	15.361347	13.38%	0	2006
	13.356098	13.548825	1.44%	0	2005
	12.224760	13.356098	9.25%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	8.972003	11.302333	25.97%	0	2009
	12.246723	8.972003	-26.74%	0	2008
	12.934852	12.246723	-5.32%	0	2007
	11.084819	12.934852	16.69%	0	2006
	10.000000	11.084819	10.85%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.409040	12.094321	16.19%	0	2009
	14.653725	10.409040	-28.97%	0	2008
	15.948450	14.653725	-8.12%	0	2007
	13.870673	15.948450	14.98%	0	2006
	13.629395	13.870673	1.77%	0	2005
	12.300119	13.629395	10.81%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.936936	19.37%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.712790	14.211975	21.34%	0	2009
	17.470354	11.712790	-32.96%	0	2008
	18.123187	17.470354	-3.60%	0	2007
	16.320582	18.123187	11.04%	0	2006
	15.680816	16.320582	4.08%	0	2005
	13.256138	15.680816	18.29%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	9.023432	11.038042	22.33%	0	2009
	14.834721	9.023432	-39.17%	0	2008
	14.561317	14.834721	1.88%	0	2007
	13.022426	14.561317	11.82%	0	2006
	12.847460	13.022426	1.36%	0	2005
	11.996017	12.847460	7.10%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.481823	11.247681	18.62%	0	2009
	13.902607	9.481823	-31.80%	0	2008
	13.408775	13.902607	3.68%	0	2007
	11.888318	13.408775	12.79%	0	2006
	11.764206	11.888318	1.05%	0	2005
	11.566955	11.764206	1.71%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.281240	8.886957	22.05%	0	2009
	12.057371	7.281240	-39.61%	0	2008
	14.005971	12.057371	-13.91%	0	2007
	13.939809	14.005971	0.47%	0	2006
	13.606201	13.939809	2.45%	0	2005
	12.625221	13.606201	7.77%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.891948	10.873620	9.92%	0	2009
	14.492745	9.891948	-31.75%	0	2008
	13.622285	14.492745	6.39%	0	2007
	12.122027	13.622285	12.38%	0	2006
	12.281237	12.122027	-1.30%	0	2005
	11.814494	12.281237	3.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.039193	10.540861	16.61%	0	2009
	10.074911	9.039193	-10.28%	0	2008
	9.875201	10.074911	2.02%	0	2007
	9.790765	9.875201	0.86%	0	2006
	9.988969	9.790765	-1.98%	0	2005
	9.961892	9.988969	0.27%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.600533	10.346352	20.30%	0	2009
	11.842950	8.600533	-27.38%	0	2008
	11.256789	11.842950	5.21%	0	2007
	10.584006	11.256789	6.36%	0	2006
	10.000000	10.584006	5.84%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.214207	10.247749	24.76%	0	2009
	12.595796	8.214207	-34.79%	0	2008
	11.804171	12.595796	6.71%	0	2007
	10.887542	11.804171	8.42%	0	2006
	10.000000	10.887542	8.88%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.863376	10.010798	27.31%	0	2009
	13.105532	7.863376	-40.00%	0	2008
	12.158832	13.105532	7.79%	0	2007
	11.093553	12.158832	9.60%	0	2006
	10.000000	11.093553	10.94%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.628585	13.973595	31.47%	0	2009
	19.111269	10.628585	-44.39%	0	2008
	16.790060	19.111269	13.82%	406	2007
	15.524254	16.790060	8.15%	454	2006
	13.711943	15.524254	13.22%	509	2005
	12.268778	13.711943	11.76%	570	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.377000	13.429619	43.22%	0	2009
	21.193040	9.377000	-55.75%	0	2008
	14.996100	21.193040	41.32%	0	2007
	13.249240	14.996100	13.18%	0	2006
	10.000000	13.249240	32.49%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	8.745475	11.023801	26.05%	0	2009
	15.758756	8.745475	-44.50%	0	2008
	16.036397	15.758756	-1.73%	398	2007
	13.776764	16.036397	16.40%	451	2006
	13.445300	13.776764	2.47%	510	2005
	12.454790	13.445300	7.95%	576	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.211254	10.197575	24.19%	0	2009
	16.058683	8.211254	-48.87%	0	2008
	13.065942	16.058683	22.90%	0	2007
	12.631845	13.065942	3.44%	0	2006
	12.335850	12.631845	2.40%	0	2005
	12.325979	12.335850	0.08%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.565856	10.719871	12.06%	0	2009
	10.210067	9.565856	-6.31%	0	2008
	10.109218	10.210067	1.00%	0	2007
	10.001915	10.109218	1.07%	0	2006
	10.113473	10.001915	-1.10%	0	2005
	10.001808	10.113473	1.12%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.673755	18.545822	35.63%	0	2009
	23.330893	13.673755	-41.39%	0	2008
	20.846437	23.330893	11.92%	0	2007
	19.108331	20.846437	9.10%	0	2006
	16.681794	19.108331	14.55%	0	2005
	13.788746	16.681794	20.98%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.843609	15.732891	22.50%	0	2009
	23.616929	12.843609	-45.62%	0	2008
	20.792856	23.616929	13.58%	0	2007
	18.190186	20.792856	14.31%	0	2006
	15.777797	18.190186	15.29%	0	2005
	14.347105	15.777797	9.97%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	8.887394	10.884931	22.48%	0	2009
	16.338025	8.887394	-45.60%	0	2008
	14.383473	16.338025	13.59%	0	2007
	12.578753	14.383473	14.35%	0	2006
	10.914304	12.578753	15.25%	0	2005
	10.000000	10.914304	9.14%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	8.752932	13.349617	52.52%	0	2009
	18.516014	8.752932	-52.73%	0	2008
	18.097253	18.516014	2.31%	0	2007
	16.072781	18.097253	12.60%	0	2006
	16.167524	16.072781	-0.59%	0	2005
	14.633668	16.167524	10.48%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.557529	9.945531	31.60%	0	2009
	11.070676	7.557529	-31.73%	0	2008
	10.995917	11.070676	0.68%	0	2007
	10.000000	10.995917	9.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	9.888752	11.261494	13.88%	0	2009
	13.977841	9.888752	-29.25%	0	2008
	14.803007	13.977841	-5.57%	398	2007
	13.021890	14.803007	13.68%	457	2006
	12.972076	13.021890	0.38%	520	2005
	12.041853	12.972076	7.72%	589	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.587771	14.524650	25.34%	0	2009
	17.826620	11.587771	-35.00%	0	2008
	18.819567	17.826620	-5.28%	0	2007
	16.575282	18.819567	13.54%	0	2006
	15.701020	16.575282	5.57%	0	2005
	13.073524	15.701020	20.10%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.524265	8.247327	26.41%	0	2009
	10.000000	6.524265	-34.76%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	8.956451	15.006076	67.54%	0	2009
	19.501013	8.956451	-54.07%	0	2008
	15.615558	19.501013	24.88%	0	2007
	12.552973	15.615558	24.40%	0	2006
	10.000000	12.552973	25.53%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.206040	16.234058	33.00%	0	2009
	21.095943	12.206040	-42.14%	0	2008
	18.830000	21.095943	12.03%	0	2007
	15.974763	18.830000	17.87%	0	2006
	14.939663	15.974763	6.93%	0	2005
	12.987233	14.939663	15.03%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.306787	12.392037	33.15%	0	2009
	16.088935	9.306787	-42.15%	0	2008
	14.362187	16.088935	12.02%	0	2007
	12.182802	14.362187	17.89%	0	2006
	11.397159	12.182802	6.89%	0	2005
	10.000000	11.397159	13.97%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.782019	13.571238	15.19%	0	2009
	11.430669	11.782019	3.07%	0	2008
	10.609446	11.430669	7.74%	0	2007
	9.686868	10.609446	9.52%	0	2006
	10.000000	9.686868	-3.13%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.196770	9.603138	17.16%	0	2009
	14.721909	8.196770	-44.32%	0	2008
	13.578698	14.721909	8.42%	0	2007
	13.191217	13.578698	2.94%	0	2006
	12.517189	13.191217	5.38%	0	2005
	12.129507	12.517189	3.20%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.381986	12.928556	37.80%	0	2009
	18.285763	9.381986	-48.69%	0	2008
	17.046563	18.285763	7.27%	0	2007
	15.107382	17.046563	12.84%	0	2006
	14.245194	15.107382	6.05%	0	2005
	12.733783	14.245194	11.87%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.728801	17.29%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.093626	13.520837	21.88%	0	2009
	13.618144	11.093626	-18.54%	0	2008
	12.725213	13.618144	7.02%	0	2007
	11.874220	12.725213	7.17%	0	2006
	11.363538	11.874220	4.49%	0	2005
	10.812225	11.363538	5.10%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.950772	15.518248	41.71%	0	2009
	20.263125	10.950772	-45.96%	0	2008
	15.283153	20.263125	32.58%	0	2007
	14.430909	15.283153	5.91%	0	2006
	13.209490	14.430909	9.25%	0	2005
	11.537740	13.209490	14.49%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	11.851612	20.597137	73.79%	0	2009
	25.555754	11.851612	-53.62%	0	2008
	20.563586	25.555754	24.28%	0	2007
	14.442455	20.563586	42.38%	0	2006
	11.271093	14.442455	28.14%	0	2005
	10.000000	11.271093	12.71%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.225789	28.199008	73.79%	0	2009
	35.001727	16.225789	-53.64%	0	2008
	28.176324	35.001727	24.22%	0	2007
	19.798149	28.176324	42.32%	0	2006
	15.459824	19.798149	28.06%	0	2005
	13.421543	15.459824	15.19%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.334631	11.251171	34.99%	0	2009
	13.628254	8.334631	-38.84%	0	2008
	12.650097	13.628254	7.73%	445	2007
	12.146358	12.650097	4.15%	511	2006
	12.006977	12.146358	1.16%	583	2005
	11.351938	12.006977	5.77%	657	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.108494	13.201211	18.84%	0	2009
	17.019407	11.108494	-34.73%	0	2008
	16.301638	17.019407	4.40%	0	2007
	13.937597	16.301638	16.96%	0	2006
	13.487721	13.937597	3.34%	0	2005
	12.103214	13.487721	11.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.219152	10.020481	21.92%	0	2009
	11.941335	8.219152	-32.42%	0	2008
	11.512981	11.941335	3.72%	0	2007
	10.742569	11.512981	7.17%	0	2006
	10.642847	10.742569	0.94%	0	2005
	10.000000	10.642847	6.43%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.235737	9.058055	9.98%	0	2009
	9.802519	8.235737	-15.98%	0	2008
	9.642015	9.802519	1.66%	0	2007
	9.533675	9.642015	1.14%	0	2006
	9.682910	9.533675	-1.54%	0	2005
	9.900100	9.682910	-2.19%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.842783	9.343274	19.13%	0	2009
	13.352322	7.842783	-41.26%	0	2008
	13.690037	13.352322	-2.47%	0	2007
	13.401289	13.690037	2.15%	0	2006
	13.418595	13.401289	-0.13%	0	2005
	12.358545	13.418595	8.58%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.366360	11.946702	27.55%	0	2009
	15.938300	9.366360	-41.23%	0	2008
	15.263359	15.938300	4.42%	0	2007
	13.830761	15.263359	10.36%	0	2006
	13.335445	13.830761	3.71%	0	2005
	12.129890	13.335445	9.94%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.192959	11.93%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.303317	23.03%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.264272	8.700707	19.77%	0	2009
	10.659268	7.264272	-31.85%	0	2008
	10.349455	10.659268	2.99%	0	2007
	10.000000	10.349455	3.49%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.030547	9.829046	8.84%	0	2009
	10.324324	9.030547	-12.53%	0	2008
	10.331751	10.324324	-0.07%	0	2007
	10.000000	10.331751	3.32%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.024053	9.652957	37.43%	0	2009
	11.795350	7.024053	-40.45%	0	2008
	10.628974	11.795350	10.97%	0	2007
	10.000000	10.628974	6.29%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.972555	8.044331	34.69%	0	2009
	11.032346	5.972555	-45.86%	0	2008
	10.160608	11.032346	8.58%	0	2007
	10.000000	10.160608	1.61%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.827888	7.391819	26.84%	0	2009
	9.696228	5.827888	-39.90%	0	2008
	10.000000	9.696228	-3.04%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.687912	12.310412	41.70%	0	2009
	12.431832	8.687912	-30.12%	0	2008
	12.422370	12.431832	0.08%	0	2007
	11.571819	12.422370	7.35%	0	2006
	11.645370	11.571819	-0.63%	0	2005
	10.898830	11.645370	6.85%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.748817	10.985888	41.78%	0	2009
	11.104794	7.748817	-30.22%	0	2008
	11.092730	11.104794	0.11%	0	2007
	10.333647	11.092730	7.35%	0	2006
	10.000000	10.333647	3.34%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.398697	6.782490	25.63%	0	2009
	10.000000	5.398697	-46.01%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.151734	31.52%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.051912	7.499626	48.45%	0	2009
	10.000000	5.051912	-49.48%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.053915	7.712537	27.40%	0	2009
	10.000000	6.053915	-39.46%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.285846	7.881493	25.38%	0	2009
	10.000000	6.285846	-37.14%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.830834	9.106238	16.29%	0	2009
	10.000000	7.830834	-21.69%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.116676	8.575706	20.50%	0	2009
	10.000000	7.116676	-28.83%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.968382	9.837140	9.69%	0	2009
	10.000000	8.968382	-10.32%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.470529	8.841397	18.35%	0	2009
	10.000000	7.470529	-25.29%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.757645	8.301406	22.84%	0	2009
	10.000000	6.757645	-32.42%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.206613	9.372723	14.21%	0	2009
	10.000000	8.206613	-17.93%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.727046	10.251186	5.39%	0	2009
	10.000000	9.727046	-2.73%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.732814	10.998366	13.00%	0	2009
	10.000000	9.732814	-2.67%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	17.986185	28.468353	58.28%	0	2009
	44.056913	17.986185	-59.18%	0	2008
	31.270657	44.056913	40.89%	0	2007
	23.635117	31.270657	32.31%	0	2006
	18.401538	23.635117	28.44%	0	2005
	15.743263	18.401538	16.89%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.434476	18.098360	58.28%	0	2009
	27.964458	11.434476	-59.11%	0	2008
	19.813291	27.964458	41.14%	0	2007
	14.948912	19.813291	32.54%	0	2006
	11.624907	14.948912	28.59%	0	2005
	10.000000	11.624907	16.25%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.794645	10.757886	-0.34%	0	2009
	10.325586	10.794645	4.54%	0	2008
	9.930258	10.325586	3.98%	0	2007
	9.900449	9.930258	0.30%	0	2006
	9.878155	9.900449	0.23%	0	2005
	9.856856	9.878155	0.22%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.300121	7.863469	24.81%	0	2009
	11.407677	6.300121	-44.77%	0	2008
	10.747304	11.407677	6.14%	0	2007
	10.000000	10.747304	7.47%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.404875	12.845101	23.45%	0	2009
	16.976565	10.404875	-38.71%	0	2008
	16.511643	16.976565	2.82%	0	2007
	14.556624	16.511643	13.43%	0	2006
	13.895611	14.556624	4.76%	0	2005
	12.556618	13.895611	10.66%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.409906	14.10%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.963087	19.63%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.179431	10.776653	5.87%	0	2009
	11.161125	10.179431	-8.80%	0	2008
	10.914890	11.161125	2.26%	0	2007
	10.592776	10.914890	3.04%	0	2006
	10.564498	10.592776	0.27%	0	2005
	10.401676	10.564498	1.57%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.296586	11.905037	15.62%	0	2009
	13.814220	10.296586	-25.46%	0	2008
	13.473882	13.814220	2.53%	0	2007
	12.466888	13.473882	8.08%	0	2006
	12.193093	12.466888	2.25%	0	2005
	11.469885	12.193093	6.31%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.423335	12.583364	20.72%	0	2009
	15.654976	10.423335	-33.42%	4,933	2008
	15.198681	15.654976	3.00%	5,532	2007
	13.671407	15.198681	11.17%	5,926	2006
	13.155358	13.671407	3.92%	6,227	2005
	12.092762	13.155358	8.79%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.256676	11.403598	11.18%	0	2009
	12.440137	10.256676	-17.55%	0	2008
	12.110717	12.440137	2.72%	0	2007
	11.508453	12.110717	5.23%	0	2006
	11.348188	11.508453	1.41%	0	2005
	10.911909	11.348188	4.00%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.850989	14.401560	32.72%	0	2009
	17.598661	10.850989	-38.34%	0	2008
	16.861860	17.598661	4.37%	0	2007
	15.809563	16.861860	6.66%	0	2006
	14.530524	15.809563	8.80%	0	2005
	12.936875	14.530524	12.32%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.745594	9.462068	-2.91%	0	2009
	9.839750	9.745594	-0.96%	0	2008
	9.676733	9.839750	1.68%	0	2007
	9.537960	9.676733	1.45%	0	2006
	9.571698	9.537960	-0.35%	0	2005
	9.783266	9.571698	-2.16%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.860434	10.695682	20.71%	0	2009
	11.038560	8.860434	-19.73%	0	2008
	10.873019	11.038560	1.52%	0	2007
	10.685595	10.873019	1.75%	0	2006
	10.774600	10.685595	-0.83%	0	2005
	10.421178	10.774600	3.39%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.002927	7.929440	32.09%	0	2009
	10.000000	6.002927	-39.97%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.588073	13.307826	25.69%	0	2009
	20.385962	10.588073	-48.06%	0	2008
	20.455168	20.385962	-0.34%	0	2007
	17.217846	20.455168	18.80%	0	2006
	15.869263	17.217846	8.50%	0	2005
	13.626227	15.869263	16.46%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.584089	9.530973	25.67%	0	2009
	14.594756	7.584089	-48.04%	0	2008
	14.645759	14.594756	-0.35%	0	2007
	12.327458	14.645759	18.81%	0	2006
	11.360434	12.327458	8.51%	0	2005
	10.000000	11.360434	13.60%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.234432	7.826491	25.54%	0	2009
	10.000000	6.234432	-37.66%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.222654	7.694492	23.65%	0	2009
	10.000000	6.222654	-37.77%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.145756	7.557429	22.97%	0	2009
	10.000000	6.145756	-38.54%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.623845	8.387155	26.62%	0	2009
	10.000000	6.623845	-33.76%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	7.820439	9.653116	23.43%	0	2009
	15.073468	7.820439	-48.12%	0	2008
	14.186413	15.073468	6.25%	0	2007
	14.192893	14.186413	-0.05%	0	2006
	13.572952	14.192893	4.57%	0	2005
	12.358072	13.572952	9.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.146145	13.614638	22.15%	0	2009
	16.965669	11.146145	-34.30%	0	2008
	18.846948	16.965669	-9.98%	0	2007
	16.583045	18.846948	13.65%	0	2006
	16.623226	16.583045	-0.24%	0	2005
	14.640063	16.623226	13.55%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.665943	13.915191	30.46%	0	2009
	17.829253	10.665943	-40.18%	0	2008
	18.032670	17.829253	-1.13%	0	2007
	16.625491	18.032670	8.46%	0	2006
	15.293080	16.625491	8.71%	0	2005
	13.256886	15.293080	15.28%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.594355	10.472423	21.85%	0	2009
	15.167735	8.594355	-43.34%	0	2008
	14.487740	15.167735	4.69%	0	2007
	13.162881	14.487740	10.07%	0	2006
	12.669858	13.162881	3.89%	0	2005
	11.918603	12.669858	6.30%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.521244	6.993235	26.66%	0	2009
	10.000000	5.521244	-44.79%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.746788	10.131824	3.95%	0	2009
	10.000000	9.746788	-2.53%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.780169	27.80%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.776639	27.77%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	9.185790	11.434918	24.48%	0	2009
	15.077383	9.185790	-39.08%	0	2008
	15.954173	15.077383	-5.50%	0	2007
	14.224408	15.954173	12.16%	0	2006
	14.098420	14.224408	0.89%	0	2005
	12.407007	14.098420	13.63%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	7.812488	10.929723	39.90%	0	2009
	14.815794	7.812488	-47.27%	0	2008
	13.410075	14.815794	10.48%	0	2007
	12.830984	13.410075	4.51%	0	2006
	12.606837	12.830984	1.78%	0	2005
	12.183925	12.606837	3.47%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.576880	11.601787	35.27%	0	2009
	14.815917	8.576880	-42.11%	0	2008
	14.396554	14.815917	2.91%	0	2007
	12.634568	14.396554	13.95%	0	2006
	11.414028	12.634568	10.69%	0	2005
	10.000000	11.414028	14.14%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.138109	16.415958	35.24%	0	2009
	20.962064	12.138109	-42.09%	0	2008
	20.364400	20.962064	2.93%	0	2007
	17.877412	20.364400	13.91%	0	2006
	16.148596	17.877412	10.71%	0	2005
	13.996866	16.148596	15.37%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.961184	2.406150	22.69%	0	2009
	9.457643	1.961184	-79.26%	0	2008
	10.000000	9.457643	-5.42%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.435497	2.977048	22.24%	0	2009
	11.713556	2.435497	-79.21%	0	2008
	12.128469	11.713556	-3.42%	0	2007
	11.440542	12.128469	6.01%	0	2006
	11.555632	11.440542	-1.00%	0	2005
	10.950629	11.555632	5.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	8.724917	10.837882	24.22%	0	2009
	14.649022	8.724917	-40.44%	0	2008
	14.494993	14.649022	1.06%	0	2007
	13.013685	14.494993	11.38%	0	2006
	12.680111	13.013685	2.63%	0	2005
	11.970677	12.680111	5.93%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.706939	14.223470	32.84%	0	2009
	17.796596	10.706939	-39.84%	0	2008
	18.599571	17.796596	-4.32%	0	2007
	16.713479	18.599571	11.28%	0	2006
	15.695084	16.713479	6.49%	0	2005
	13.569384	15.695084	15.67%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.749044	7.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.827624	8.28%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.185103	10.311785	25.98%	0	2009
	13.758686	8.185103	-40.51%	0	2008
	15.090676	13.758686	-8.83%	0	2007
	13.413747	15.090676	12.50%	0	2006
	13.133600	13.413747	2.13%	0	2005
	12.179388	13.133600	7.83%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.922951	13.211934	20.96%	0	2009
	20.082137	10.922951	-45.61%	0	2008
	19.098030	20.082137	5.15%	0	2007
	15.406195	19.098030	23.96%	0	2006
	14.147445	15.406195	8.90%	0	2005
	12.545504	14.147445	12.77%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.779441	12.374280	59.06%	0	2009
	12.730935	7.779441	-38.89%	0	2008
	12.433676	12.730935	2.39%	0	2007
	12.150188	12.433676	2.33%	0	2006
	11.844146	12.150188	2.58%	0	2005
	11.619356	11.844146	1.93%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.150390	9.839670	37.61%	0	2009
	12.848120	7.150390	-44.35%	0	2008
	11.770717	12.848120	9.15%	0	2007
	11.092700	11.770717	6.11%	0	2006
	10.000000	11.092700	10.93%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.425344	9.025917	21.56%	0	2009
	12.005427	7.425344	-38.15%	0	2008
	12.008550	12.005427	-0.03%	0	2007
	10.427875	12.008550	15.16%	0	2006
	10.000000	10.427875	4.28%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.098860	9.658856	6.15%	0	2009
	10.470210	9.098860	-13.10%	0	2008
	10.255045	10.470210	2.10%	0	2007
	10.202582	10.255045	0.51%	0	2006
	10.113961	10.202582	0.88%	0	2005
	10.013541	10.113961	1.00%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.207776	16.678336	26.28%	0	2009
	16.007306	13.207776	-17.49%	0	2008
	15.505032	16.007306	3.24%	0	2007
	14.417397	15.505032	7.54%	0	2006
	13.246746	14.417397	8.84%	0	2005
	12.399593	13.246746	6.83%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.039030	11.146298	23.31%	0	2009
	14.991027	9.039030	-39.70%	0	2008
	14.050799	14.991027	6.69%	0	2007
	12.734445	14.050799	10.34%	0	2006
	12.065085	12.734445	5.55%	0	2005
	11.336020	12.065085	6.43%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.116049	9.093941	12.05%	0	2009
	11.798030	8.116049	-31.21%	0	2008
	11.300254	11.798030	4.40%	0	2007
	10.382371	11.300254	8.84%	0	2006
	10.188881	10.382371	1.90%	0	2005
	10.000000	10.188881	1.89%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.333695	8.813299	39.15%	0	2009
	10.698003	6.333695	-40.80%	0	2008
	10.245100	10.698003	4.42%	0	2007
	10.313565	10.245100	-0.66%	0	2006
	10.053017	10.313565	2.59%	0	2005
	10.000000	10.053017	0.53%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.206204	12.156733	48.14%	0	2009
	14.436262	8.206204	-43.16%	0	2008
	13.072136	14.436262	10.44%	0	2007
	10.971935	13.072136	19.14%	0	2006
	10.640213	10.971935	3.12%	0	2005
	10.000000	10.640213	6.40%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.230196	11.119250	8.69%	0	2009
	10.295034	10.230196	-0.63%	0	2008
	9.991123	10.295034	3.04%	0	2007
	9.915557	9.991123	0.76%	0	2006
	10.025882	9.915557	-1.10%	0	2005
	10.000000	10.025882	0.26%	0	2004*

Additional Contract Options Elected (Total 3.00%)
(Variable account charges of 3.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.844375	10.324736	16.74%	0	2009
	15.375622	8.844375	-42.48%	0	2008
	15.118942	15.375622	1.70%	0	2007
	13.322441	15.118942	13.48%	0	2006
	13.129797	13.322441	1.47%	0	2005
	12.170062	13.129797	7.89%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.951889	15.154942	38.38%	0	2009
	17.573499	10.951889	-37.68%	0	2008
	17.847442	17.573499	-1.53%	0	2007
	16.109928	17.847442	10.79%	0	2006
	15.573848	16.109928	3.44%	0	2005
	13.483465	15.573848	15.50%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.348302	11.063202	6.91%	0	2009
	10.840574	10.348302	-4.54%	0	2008
	10.208498	10.840574	6.19%	0	2007
	10.358916	10.208498	-1.45%	0	2006
	10.514102	10.358916	-1.48%	0	2005
	10.244027	10.514102	2.64%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.373178	10.707908	14.24%	0	2009
	14.805438	9.373178	-36.69%	0	2008
	15.332417	14.805438	-3.44%	0	2007
	13.530245	15.332417	13.32%	0	2006
	13.344635	13.530245	1.39%	0	2005
	12.220559	13.344635	9.20%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	8.955068	11.275194	25.91%	0	2009
	12.229905	8.955068	-26.78%	0	2008
	12.923783	12.229905	-5.37%	0	2007
	11.081032	12.923783	16.63%	0	2006
	10.000000	11.081032	10.81%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.378691	12.052849	16.13%	0	2009
	14.618543	10.378691	-29.00%	0	2008
	15.918394	14.618543	-8.17%	0	2007
	13.851642	15.918394	14.92%	0	2006
	13.617689	13.851642	1.72%	0	2005
	12.295881	13.617689	10.75%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.932835	19.33%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.678616	14.163198	21.27%	0	2009
	17.428380	11.678616	-32.99%	0	2008
	18.089017	17.428380	-3.65%	0	2007
	16.298183	18.089017	10.99%	0	2006
	15.667349	16.298183	4.03%	0	2005
	13.251580	15.667349	18.23%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	8.997099	11.000160	22.26%	0	2009
	14.799078	8.997099	-39.21%	0	2008
	14.533868	14.799078	1.82%	0	2007
	13.004561	14.533868	11.76%	0	2006
	12.836430	13.004561	1.31%	0	2005
	11.991891	12.836430	7.04%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.454172	11.209100	18.56%	0	2009
	13.869227	9.454172	-31.83%	0	2008
	13.383510	13.869227	3.63%	0	2007
	11.872011	13.383510	12.73%	0	2006
	11.754107	11.872011	1.00%	0	2005
	11.562979	11.754107	1.65%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.259988	8.856455	21.99%	0	2009
	12.028400	7.259988	-39.64%	0	2008
	13.979570	12.028400	-13.96%	0	2007
	13.920690	13.979570	0.42%	0	2006
	13.594518	13.920690	2.40%	0	2005
	12.620879	13.594518	7.71%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.863096	10.836319	9.87%	0	2009
	14.457937	9.863096	-31.78%	0	2008
	13.596609	14.457937	6.33%	0	2007
	12.105400	13.596609	12.32%	0	2006
	12.270685	12.105400	-1.35%	0	2005
	11.810432	12.270685	3.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.012821	10.504696	16.55%	0	2009
	10.050698	9.012821	-10.33%	0	2008
	9.856585	10.050698	1.97%	0	2007
	9.777323	9.856585	0.81%	0	2006
	9.980384	9.777323	-2.03%	0	2005
	9.958461	9.980384	0.22%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.584292	10.321487	20.24%	0	2009
	11.826686	8.584292	-27.42%	0	2008
	11.247150	11.826686	5.15%	0	2007
	10.580382	11.247150	6.30%	0	2006
	10.000000	10.580382	5.80%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.198691	10.223115	24.69%	0	2009
	12.578500	8.198691	-34.82%	0	2008
	11.794078	12.578500	6.65%	0	2007
	10.883823	11.794078	8.36%	0	2006
	10.000000	10.883823	8.84%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.848539	9.986754	27.24%	0	2009
	13.087557	7.848539	-40.03%	0	2008
	12.148444	13.087557	7.73%	0	2007
	11.089775	12.148444	9.55%	0	2006
	10.000000	11.089775	10.90%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.597596	13.925684	31.40%	0	2009
	19.065394	10.597596	-44.41%	0	2008
	16.758440	19.065394	13.77%	0	2007
	15.502973	16.758440	8.10%	0	2006
	13.700175	15.502973	13.16%	0	2005
	12.264561	13.700175	11.71%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.359283	13.397342	43.14%	0	2009
	21.163955	9.359283	-55.78%	0	2008
	14.983295	21.163955	41.25%	0	2007
	13.244735	14.983295	13.13%	0	2006
	10.000000	13.244735	32.45%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	8.719962	10.985978	25.99%	0	2009
	15.720908	8.719962	-44.53%	0	2008
	16.006173	15.720908	-1.78%	0	2007
	13.757877	16.006173	16.34%	0	2006
	13.433771	13.757877	2.41%	0	2005
	12.450518	13.433771	7.90%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.187300	10.162592	24.13%	0	2009
	16.020120	8.187300	-48.89%	0	2008
	13.041325	16.020120	22.84%	0	2007
	12.614528	13.041325	3.38%	0	2006
	12.325260	12.614528	2.35%	0	2005
	12.321736	12.325260	0.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.537945	10.683091	12.01%	0	2009
	10.185518	9.537945	-6.36%	0	2008
	10.090136	10.185518	0.95%	0	2007
	9.988168	10.090136	1.02%	0	2006
	10.104772	9.988168	-1.15%	0	2005
	9.998360	10.104772	1.06%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.633871	18.482195	35.56%	0	2009
	23.274860	13.633871	-41.42%	0	2008
	20.807151	23.274860	11.86%	0	2007
	19.082135	20.807151	9.04%	0	2006
	16.667474	19.082135	14.49%	0	2005
	13.784006	16.667474	20.92%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.806158	15.678928	22.43%	0	2009
	23.560250	12.806158	-45.65%	0	2008
	20.753700	23.560250	13.52%	0	2007
	18.165258	20.753700	14.25%	0	2006
	15.764268	18.165258	15.23%	0	2005
	14.342175	15.764268	9.92%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	8.866041	10.853190	22.41%	0	2009
	16.307217	8.866041	-45.63%	0	2008
	14.363796	16.307217	13.53%	0	2007
	12.567998	14.363796	14.29%	0	2006
	10.910580	12.567998	15.19%	0	2005
	10.000000	10.910580	9.11%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	8.727411	13.303839	52.44%	0	2009
	18.471579	8.727411	-52.75%	0	2008
	18.063175	18.471579	2.26%	0	2007
	16.050754	18.063175	12.54%	0	2006
	16.153653	16.050754	-0.64%	0	2005
	14.628647	16.153653	10.42%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.547142	9.926757	31.53%	0	2009
	11.061170	7.547142	-31.77%	0	2008
	10.992170	11.061170	0.63%	0	2007
	10.000000	10.992170	9.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	9.859901	11.222863	13.82%	0	2009
	13.944266	9.859901	-29.29%	0	2008
	14.775106	13.944266	-5.62%	0	2007
	13.004019	14.775106	13.62%	0	2006
	12.960924	13.004019	0.33%	0	2005
	12.037719	12.960924	7.67%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.553957	14.474786	25.28%	0	2009
	17.783788	11.553957	-35.03%	0	2008
	18.784090	17.783788	-5.33%	0	2007
	16.552545	18.784090	13.48%	0	2006
	15.687533	16.552545	5.51%	0	2005
	13.096029	15.687533	20.04%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.522022	8.240249	26.35%	0	2009
	10.000000	6.522022	-34.78%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	8.939545	14.970033	67.46%	0	2009
	19.474261	8.939545	-54.10%	0	2008
	15.602208	19.474261	24.82%	0	2007
	12.548694	15.602208	24.33%	0	2006
	10.000000	12.548694	25.49%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.170418	16.178359	32.93%	0	2009
	21.045257	12.170418	-42.17%	0	2008
	18.794486	21.045257	11.98%	0	2007
	15.952834	18.794486	17.81%	0	2006
	14.926826	15.952834	6.87%	0	2005
	12.982764	14.926826	14.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.284446	12.355911	33.08%	0	2009
	16.058617	9.284446	-42.18%	0	2008
	14.342545	16.058617	11.96%	0	2007
	12.172389	14.342545	17.83%	0	2006
	11.393278	12.172389	6.84%	0	2005
	10.000000	11.393278	13.93%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.759770	13.538632	15.13%	0	2009
	11.414962	11.759770	3.02%	0	2008
	10.600367	11.414962	7.68%	0	2007
	9.683554	10.600367	9.47%	0	2006
	10.000000	9.683554	-3.16%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.172846	9.570182	17.10%	0	2009
	14.686527	8.172846	-44.35%	0	2008
	13.553086	14.686527	8.36%	0	2007
	13.173108	13.553086	2.88%	0	2006
	12.506429	13.173108	5.33%	0	2005
	12.125334	12.506429	3.14%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.354604	12.884185	37.73%	0	2009
	18.241821	9.354604	-48.72%	0	2008
	17.014412	18.241821	7.21%	0	2007
	15.086644	17.014412	12.78%	0	2006
	14.232956	15.086644	6.00%	0	2005
	12.729398	14.232956	11.81%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.724766	17.25%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.061239	13.474426	21.82%	0	2009
	13.585399	11.061239	-18.58%	0	2008
	12.701195	13.585399	6.96%	0	2007
	11.857903	12.701195	7.11%	0	2006
	11.353765	11.857903	4.44%	0	2005
	10.808494	11.353765	5.04%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.918844	15.465044	41.64%	0	2009
	20.214493	10.918844	-45.99%	0	2008
	15.254372	20.214493	32.52%	0	2007
	14.411129	15.254372	5.85%	0	2006
	13.198153	14.411129	9.19%	0	2005
	11.533772	13.198153	14.43%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	11.823172	20.537135	73.70%	0	2009
	25.507614	11.823172	-53.65%	0	2008
	20.535480	25.507614	24.21%	0	2007
	14.430126	20.535480	42.31%	0	2006
	11.267251	14.430126	28.07%	0	2005
	10.000000	11.267251	12.67%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.178450	28.102251	73.70%	0	2009
	34.917682	16.178450	-53.67%	0	2008
	28.123230	34.917682	24.16%	0	2007
	19.770989	28.123230	42.24%	0	2006
	15.446543	19.770989	28.00%	0	2005
	13.416937	15.446543	15.13%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.310313	11.212562	34.92%	0	2009
	13.595508	8.310313	-38.87%	0	2008
	12.626246	13.595508	7.68%	0	2007
	12.129688	12.626246	4.09%	0	2006
	11.996655	12.129688	1.11%	0	2005
	11.348022	11.996655	5.72%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.076061	13.155897	18.78%	0	2009
	16.978496	11.076061	-34.76%	0	2008
	16.270888	16.978496	4.35%	0	2007
	13.918460	16.270888	16.90%	0	2006
	13.476133	13.918460	3.28%	0	2005
	12.099045	13.476133	11.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.199580	9.991478	21.85%	0	2009
	11.919067	8.199580	-32.46%	0	2008
	11.497475	11.919067	3.67%	0	2007
	10.733611	11.497475	7.12%	0	2006
	10.639439	10.733611	0.89%	0	2005
	10.000000	10.639439	6.39%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.211696	9.026966	9.93%	0	2009
	9.778947	8.211696	-16.03%	0	2008
	9.623829	9.778947	1.61%	0	2007
	9.520585	9.623829	1.08%	0	2006
	9.674583	9.520585	-1.59%	0	2005
	9.896690	9.674583	-2.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.819903	9.311220	19.07%	0	2009
	13.320237	7.819903	-41.29%	0	2008
	13.664225	13.320237	-2.52%	0	2007
	13.382905	13.664225	2.10%	0	2006
	13.407076	13.382905	-0.18%	0	2005
	12.354291	13.407076	8.52%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.339023	11.905689	27.48%	0	2009
	15.899992	9.339023	-41.26%	0	2008
	15.234573	15.899992	4.37%	0	2007
	13.811769	15.234573	10.30%	0	2006
	13.323991	13.811769	3.66%	0	2005
	12.125720	13.323991	9.88%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.189106	11.89%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.299084	22.99%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.254275	8.684254	19.71%	0	2009
	10.650098	7.254275	-31.89%	0	2008
	10.345915	10.650098	2.94%	0	2007
	10.000000	10.345915	3.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.018129	9.810477	8.79%	0	2009
	10.315448	9.018129	-12.58%	0	2008
	10.328221	10.315448	-0.12%	0	2007
	10.000000	10.328221	3.28%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.014398	9.634722	37.36%	0	2009
	11.785221	7.014398	-40.48%	0	2008
	10.625350	11.785221	10.92%	0	2007
	10.000000	10.625350	6.25%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.964352	8.029141	34.62%	0	2009
	11.022878	5.964352	-45.89%	0	2008
	10.157143	11.022878	8.52%	0	2007
	10.000000	10.157143	1.57%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.822871	7.381645	26.77%	0	2009
	9.692891	5.822871	-39.93%	0	2008
	10.000000	9.692891	-3.07%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.662562	12.268157	41.62%	0	2009
	12.401968	8.662562	-30.15%	0	2008
	12.398960	12.401968	0.02%	0	2007
	11.555941	12.398960	7.30%	0	2006
	11.635371	11.555941	-0.68%	0	2005
	10.895081	11.635371	6.79%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.734185	10.959507	41.70%	0	2009
	11.089547	7.734185	-30.26%	0	2008
	11.083244	11.089547	0.06%	0	2007
	10.330125	11.083244	7.29%	0	2006
	10.000000	10.330125	3.30%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.396835	6.776655	25.57%	0	2009
	10.000000	5.396835	-46.03%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.147211	31.47%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.050167	7.493188	48.38%	0	2009
	10.000000	5.050167	-49.50%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.051822	7.705886	27.33%	0	2009
	10.000000	6.051822	-39.48%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.283676	7.874718	25.32%	0	2009
	10.000000	6.283676	-37.16%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.828138	9.098416	16.23%	0	2009
	10.000000	7.828138	-21.72%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.114222	8.568333	20.44%	0	2009
	10.000000	7.114222	-28.86%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.965295	9.828697	9.63%	0	2009
	10.000000	8.965295	-10.35%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.467951	8.833797	18.29%	0	2009
	10.000000	7.467951	-25.32%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.755321	8.294271	22.78%	0	2009
	10.000000	6.755321	-32.45%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.203783	9.364667	14.15%	0	2009
	10.000000	8.203783	-17.96%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.723705	10.242383	5.33%	0	2009
	10.000000	9.723705	-2.76%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.729479	10.988936	12.94%	0	2009
	10.000000	9.729479	-2.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	17.933738	28.370736	58.20%	0	2009
	43.951190	17.933738	-59.20%	0	2008
	31.211765	43.951190	40.82%	0	2007
	23.602724	31.211765	32.24%	0	2006
	18.385742	23.602724	28.38%	0	2005
	15.737851	18.385742	16.82%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.407017	18.045603	58.20%	0	2009
	27.911748	11.407017	-59.13%	0	2008
	19.786180	27.911748	41.07%	0	2007
	14.936138	19.786180	32.47%	0	2006
	11.620950	14.936138	28.53%	0	2005
	10.000000	11.620950	16.21%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.763167	10.720995	-0.39%	0	2009
	10.300774	10.763167	4.49%	0	2008
	9.911521	10.300774	3.93%	0	2007
	9.886846	9.911521	0.25%	0	2006
	9.869660	9.886846	0.17%	0	2005
	9.853456	9.869660	0.16%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.291451	7.848597	24.75%	0	2009
	11.397857	6.291451	-44.80%	0	2008
	10.743629	11.397857	6.09%	0	2007
	10.000000	10.743629	7.44%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.374525	12.801040	23.39%	0	2009
	16.935793	10.374525	-38.74%	0	2008
	16.480522	16.935793	2.76%	0	2007
	14.536645	16.480522	13.37%	0	2006
	13.883674	14.536645	4.70%	0	2005
	12.552297	13.883674	10.61%	1,989	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.405992	14.06%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.958968	19.59%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.149751	10.739698	5.81%	0	2009
	11.134318	10.149751	-8.84%	0	2008
	10.894316	11.134318	2.20%	0	2007
	10.578245	10.894316	2.99%	0	2006
	10.555429	10.578245	0.22%	0	2005
	10.398101	10.555429	1.51%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.266540	11.864171	15.56%	0	2009
	13.781030	10.266540	-25.50%	0	2008
	13.448467	13.781030	2.47%	0	2007
	12.449767	13.448467	8.02%	0	2006
	12.182617	12.449767	2.19%	0	2005
	11.465926	12.182617	6.25%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.392946	12.540204	20.66%	860	2009
	15.617391	10.392946	-33.45%	863	2008
	15.170057	15.617391	2.95%	865	2007
	13.652670	15.170057	11.11%	867	2006
	13.144074	13.652670	3.87%	869	2005
	12.088607	13.144074	8.73%	871	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.226750	11.364468	11.12%	0	2009
	12.410247	10.226750	-17.59%	0	2008
	12.087882	12.410247	2.67%	0	2007
	11.492659	12.087882	5.18%	0	2006
	11.338438	11.492659	1.36%	0	2005
	10.908148	11.338438	3.94%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.819333	14.352145	32.65%	0	2009
	17.556398	10.819333	-38.37%	0	2008
	16.830087	17.556398	4.32%	0	2007
	15.787890	16.830087	6.60%	0	2006
	14.518050	15.787890	8.75%	0	2005
	12.932427	14.518050	12.26%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.715931	9.428409	-2.96%	0	2009
	9.814857	9.715931	-1.01%	0	2008
	9.657254	9.814857	1.63%	0	2007
	9.523654	9.657254	1.40%	0	2006
	9.562255	9.523654	-0.40%	0	2005
	9.778653	9.562255	-2.21%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.834618	10.659020	20.65%	0	2009
	11.012066	8.834618	-19.77%	0	2008
	10.852545	11.012066	1.47%	0	2007
	10.670945	10.852545	1.70%	0	2006
	10.765359	10.670945	-0.88%	0	2005
	10.417585	10.765359	3.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.000868	7.922646	32.03%	0	2009
	10.000000	6.000868	-39.99%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.557165	13.262129	25.62%	0	2009
	20.336975	10.557165	-48.09%	0	2008
	20.416599	20.336975	-0.39%	0	2007
	17.194222	20.416599	18.74%	0	2006
	15.855639	17.194222	8.44%	0	2005
	13.621535	15.855639	16.40%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.565880	9.503176	25.61%	0	2009
	14.567253	7.565880	-48.06%	0	2008
	14.625730	14.567253	-0.40%	0	2007
	12.316928	14.625730	18.74%	0	2006
	11.356562	12.316928	8.46%	0	2005
	10.000000	11.356562	13.57%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.232284	7.819763	25.47%	0	2009
	10.000000	6.232284	-37.68%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.220503	7.687869	23.59%	0	2009
	10.000000	6.220503	-37.79%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.143637	7.550935	22.91%	0	2009
	10.000000	6.143637	-38.56%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.621566	8.379953	26.56%	0	2009
	10.000000	6.621566	-33.78%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	7.797612	9.619973	23.37%	0	2009
	15.037255	7.797612	-48.14%	0	2008
	14.159664	15.037255	6.20%	0	2007
	14.173418	14.159664	-0.10%	0	2006
	13.561289	14.173418	4.51%	0	2005
	12.353823	13.561289	9.77%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.113623	13.567911	22.08%	0	2009
	16.924893	11.113623	-34.34%	0	2008
	18.811410	16.924893	-10.03%	0	2007
	16.560293	18.811410	13.59%	0	2006
	16.608962	16.560293	-0.29%	0	2005
	14.635046	16.608962	13.49%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.634840	13.867469	30.40%	0	2009
	17.786451	10.634840	-40.21%	0	2008
	17.998708	17.786451	-1.18%	0	2007
	16.602704	17.998708	8.41%	0	2006
	15.279962	16.602704	8.66%	0	2005
	13.261330	15.279962	15.22%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.569281	10.436497	21.79%	0	2009
	15.131313	8.569281	-43.37%	0	2008
	14.460442	15.131313	4.64%	0	2007
	13.144831	14.460442	10.01%	0	2006
	12.658973	13.144831	3.84%	0	2005
	11.914497	12.658973	6.25%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.519332	6.987203	26.60%	0	2009
	10.000000	5.519332	-44.81%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.743443	10.123113	3.90%	0	2009
	10.000000	9.743443	-2.57%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.775785	27.76%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.772243	27.72%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	9.158987	11.395686	24.42%	0	2009
	15.041143	9.158987	-39.11%	0	2008
	15.924078	15.041143	-5.54%	0	2007
	14.204881	15.924078	12.10%	0	2006
	14.086302	14.204881	0.84%	0	2005
	12.402737	14.086302	13.57%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	7.789701	10.892226	39.83%	0	2009
	14.780213	7.789701	-47.30%	0	2008
	13.384802	14.780213	10.43%	0	2007
	12.813390	13.384802	4.46%	0	2006
	12.596024	12.813390	1.73%	0	2005
	12.179745	12.596024	3.42%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.556307	11.568011	35.20%	0	2009
	14.788027	8.556307	-42.14%	0	2008
	14.376897	14.788027	2.86%	0	2007
	12.623796	14.376897	13.89%	0	2006
	11.410155	12.623796	10.64%	0	2005
	10.000000	11.410155	14.10%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.102716	16.359662	35.17%	0	2009
	20.911734	12.102716	-42.12%	0	2008
	20.326030	20.911734	2.88%	0	2007
	17.852904	20.326030	13.85%	0	2006
	16.134732	17.852904	10.65%	0	2005
	13.992061	16.134732	15.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.959499	2.402841	22.63%	0	2009
	9.454387	1.959499	-79.27%	0	2008
	10.000000	9.454387	-5.46%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.428382	2.966832	22.17%	0	2009
	11.685391	2.428382	-79.22%	0	2008
	12.105578	11.685391	-3.47%	0	2007
	11.424828	12.105578	5.96%	0	2006
	11.545695	11.424828	-1.05%	0	2005
	10.946842	11.545695	5.47%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	8.699454	10.800682	24.15%	0	2009
	14.613817	8.699454	-40.47%	0	2008
	14.467660	14.613817	1.01%	0	2007
	12.995821	14.467660	11.33%	0	2006
	12.669212	12.995821	2.58%	0	2005
	11.966557	12.669212	5.87%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.675706	14.174640	32.77%	0	2009
	17.753864	10.675706	-39.87%	0	2008
	18.564541	17.753864	-4.37%	0	2007
	16.690577	18.564541	11.23%	0	2006
	15.681628	16.690577	6.43%	0	2005
	13.564722	15.681628	15.61%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.745343	7.45%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.823894	8.24%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.161224	10.276409	25.92%	0	2009
	13.725637	8.161224	-40.54%	0	2008
	15.062228	13.725637	-8.87%	0	2007
	13.395341	15.062228	12.44%	0	2006
	13.122322	13.395341	2.08%	0	2005
	12.175198	13.122322	7.78%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.891104	13.166634	20.89%	0	2009
	20.033926	10.891104	-45.64%	0	2008
	19.062055	20.033926	5.10%	0	2007
	15.385074	19.062055	23.90%	0	2006
	14.135312	15.385074	8.84%	0	2005
	12.541188	14.135312	12.71%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.756754	12.331847	58.98%	0	2009
	12.700359	7.756754	-38.92%	0	2008
	12.410247	12.700359	2.34%	0	2007
	12.133523	12.410247	2.28%	0	2006
	11.833977	12.133523	2.53%	0	2005
	11.615366	11.833977	1.88%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.136881	9.816017	37.54%	0	2009
	12.830483	7.136881	-44.38%	0	2008
	11.760651	12.830483	9.10%	0	2007
	11.088903	11.760651	6.06%	0	2006
	10.000000	11.088903	10.89%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.411334	9.004239	21.49%	0	2009
	11.988964	7.411334	-38.18%	0	2008
	11.998293	11.988964	-0.08%	0	2007
	10.424316	11.998293	15.10%	0	2006
	10.000000	10.424316	4.24%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.072306	9.625695	6.10%	0	2009
	10.445043	9.072306	-13.14%	0	2008
	10.235700	10.445043	2.05%	0	2007
	10.188567	10.235700	0.46%	0	2006
	10.105264	10.188567	0.82%	0	2005
	10.010085	10.105264	0.95%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.166997	16.618294	26.21%	0	2009
	15.966124	13.166997	-17.53%	0	2008
	15.473146	15.966124	3.19%	0	2007
	14.395157	15.473146	7.49%	0	2006
	13.233122	14.395157	8.78%	0	2005
	12.393221	13.233122	6.78%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.014023	11.109731	23.25%	0	2009
	14.957277	9.014023	-39.73%	0	2008
	14.026423	14.957277	6.64%	0	2007
	12.718878	14.026423	10.28%	0	2006
	12.056531	12.718878	5.49%	0	2005
	11.333821	12.056531	6.38%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.098797	9.069939	11.99%	0	2009
	11.779040	8.098797	-31.24%	0	2008
	11.287910	11.779040	4.35%	0	2007
	10.376361	11.287910	8.78%	0	2006
	10.188221	10.376361	1.85%	0	2005
	10.000000	10.188221	1.88%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.320236	8.790027	39.08%	0	2009
	10.680809	6.320236	-40.83%	0	2008
	10.233927	10.680809	4.37%	0	2007
	10.307605	10.233927	-0.71%	0	2006
	10.052365	10.307605	2.54%	0	2005
	10.000000	10.052365	0.52%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.188764	12.124644	48.06%	0	2009
	14.413046	8.188764	-43.19%	0	2008
	13.057880	14.413046	10.38%	0	2007
	10.965599	13.057880	19.08%	0	2006
	10.639522	10.965599	3.06%	0	2005
	10.000000	10.639522	6.40%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.208465	11.089916	8.63%	0	2009
	10.278462	10.208465	-0.68%	0	2008
	9.980210	10.278462	2.99%	0	2007
	9.909818	9.980210	0.71%	0	2006
	10.025232	9.909818	-1.15%	0	2005
	10.000000	10.025232	0.25%	0	2004*

Additional Contract Options Elected (Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.818562	10.289291	16.68%	0	2009
	15.338682	8.818562	-42.51%	0	2008
	15.090430	15.338682	1.65%	0	2007
	13.304149	15.090430	13.43%	0	2006
	13.118507	13.304149	1.42%	0	2005
	12.165876	13.118507	7.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.919941	15.102940	38.31%	0	2009
	17.531282	10.919941	-37.71%	0	2008
	17.813803	17.531282	-1.59%	0	2007
	16.087833	17.813803	10.73%	0	2006
	15.560477	16.087833	3.39%	0	2005
	13.478842	15.560477	15.44%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.316341	11.023347	6.85%	0	2009
	10.812665	10.316341	-4.59%	0	2008
	10.187497	10.812665	6.14%	0	2007
	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005
	10.238746	10.503268	2.58%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.345825	10.671145	14.18%	0	2009
	14.769865	9.345825	-36.72%	0	2008
	15.303510	14.769865	-3.49%	0	2007
	13.511680	15.303510	13.26%	0	2006
	13.333169	13.511680	1.34%	0	2005
	12.216352	13.333169	9.14%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	8.938152	11.248111	25.84%	0	2009
	12.213112	8.938152	-26.82%	0	2008
	12.912730	12.213112	-5.42%	0	2007
	11.077248	12.912730	16.57%	0	2006
	10.000000	11.077248	10.77%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.348402	12.011481	16.07%	0	2009
	14.583412	10.348402	-29.04%	0	2008
	15.888380	14.583412	-8.21%	0	2007
	13.832637	15.888380	14.86%	0	2006
	13.605989	13.832637	1.67%	0	2005
	12.291656	13.605989	10.69%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.928722	19.29%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.644527	14.114578	21.21%	0	2009
	17.386493	11.644527	-33.03%	0	2008
	18.054903	17.386493	-3.70%	0	2007
	16.275820	18.054903	10.93%	0	2006
	15.653891	16.275820	3.97%	0	2005
	13.247024	15.653891	18.17%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	8.970855	10.962416	22.20%	0	2009
	14.763534	8.970855	-39.24%	0	2008
	14.506479	14.763534	1.77%	0	2007
	12.986721	14.506479	11.70%	0	2006
	12.825416	12.986721	1.26%	0	2005
	11.987766	12.825416	6.99%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.426593	11.170644	18.50%	0	2009
	13.835890	9.426593	-31.87%	0	2008
	13.358262	13.835890	3.58%	0	2007
	11.855702	13.358262	12.67%	0	2006
	11.743997	11.855702	0.95%	0	2005
	11.559000	11.743997	1.60%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.238791	8.826041	21.93%	0	2009
	11.999483	7.238791	-39.67%	0	2008
	13.953202	11.999483	-14.00%	0	2007
	13.901582	13.953202	0.37%	0	2006
	13.582835	13.901582	2.35%	0	2005
	12.616538	13.582835	7.66%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.834307	10.799124	9.81%	0	2009
	14.423202	9.834307	-31.82%	0	2008
	13.570975	14.423202	6.28%	0	2007
	12.088782	13.570975	12.26%	0	2006
	12.260146	12.088782	-1.40%	0	2005
	11.806372	12.260146	3.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	8.986507	10.468634	16.49%	0	2009
	10.026524	8.986507	-10.37%	0	2008
	9.837975	10.026524	1.92%	0	2007
	9.763885	9.837975	0.76%	0	2006
	9.971792	9.763885	-2.08%	0	2005
	9.955022	9.971792	0.17%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.568086	10.296699	20.18%	0	2009
	11.810449	8.568086	-27.45%	0	2008
	11.237539	11.810449	5.10%	0	2007
	10.576779	11.237539	6.25%	0	2006
	10.000000	10.576779	5.77%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.183193	10.198539	24.63%	0	2009
	12.561210	8.183193	-34.85%	0	2008
	11.783983	12.561210	6.60%	0	2007
	10.880107	11.783983	8.31%	0	2006
	10.000000	10.880107	8.80%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.833702	9.962746	27.18%	0	2009
	13.069574	7.833702	-40.06%	0	2008
	12.138037	13.069574	7.67%	0	2007
	11.085983	12.138037	9.49%	0	2006
	10.000000	11.085983	10.86%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.566683	13.877885	31.34%	0	2009
	19.019611	10.566683	-44.44%	0	2008
	16.726857	19.019611	13.71%	0	2007
	15.481705	16.726857	8.04%	0	2006
	13.688404	15.481705	13.10%	0	2005
	12.260341	13.688404	11.65%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.341600	13.365135	43.07%	0	2009
	21.134907	9.341600	-55.80%	0	2008
	14.970489	21.134907	41.18%	0	2007
	13.240214	14.970489	13.07%	0	2006
	10.000000	13.240214	32.40%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	8.694500	10.948250	25.92%	0	2009
	15.683117	8.694500	-44.56%	0	2008
	15.975986	15.683117	-1.83%	0	2007
	13.738980	15.975986	16.28%	0	2006
	13.422219	13.738980	2.36%	0	2005
	12.446224	13.422219	7.84%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.163388	10.127669	24.06%	0	2009
	15.981601	8.163388	-48.92%	0	2008
	13.016709	15.981601	22.78%	0	2007
	12.597190	13.016709	3.33%	0	2006
	12.314666	12.597190	2.29%	0	2005
	12.317496	12.314666	-0.02%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.510116	10.646436	11.95%	0	2009
	10.161039	9.510116	-6.41%	0	2008
	10.071106	10.161039	0.89%	0	2007
	9.974452	10.071106	0.97%	0	2006
	10.096081	9.974452	-1.20%	0	2005
	9.994912	10.096081	1.01%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.594078	18.418751	35.49%	0	2009
	23.218920	13.594078	-41.45%	0	2008
	20.767909	23.218920	11.80%	0	2007
	19.055946	20.767909	8.98%	0	2006
	16.653163	19.055946	14.43%	0	2005
	13.779268	16.653163	20.86%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.768775	15.625088	22.37%	0	2009
	23.503625	12.768775	-45.67%	0	2008
	20.714557	23.503625	13.46%	0	2007
	18.140323	20.714557	14.19%	0	2006
	15.750728	18.140323	15.17%	0	2005
	14.337246	15.750728	9.86%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	8.844753	10.821541	22.35%	0	2009
	16.276482	8.844753	-45.66%	0	2008
	14.344150	16.276482	13.47%	0	2007
	12.557266	14.344150	14.23%	0	2006
	10.906865	12.557266	15.13%	0	2005
	10.000000	10.906865	9.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	8.701920	13.258132	52.36%	0	2009
	18.427187	8.701920	-52.78%	0	2008
	18.029113	18.427187	2.21%	0	2007
	16.028731	18.029113	12.48%	0	2006
	16.139789	16.028731	-0.69%	0	2005
	14.623622	16.139789	10.37%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.536761	9.907990	31.46%	0	2009
	11.051660	7.536761	-31.80%	0	2008
	10.988416	11.051660	0.58%	0	2007
	10.000000	10.988416	9.88%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	9.831136	11.184333	13.76%	0	2009
	13.910765	9.831136	-29.33%	0	2008
	14.747256	13.910765	-5.67%	0	2007
	12.986180	14.747256	13.56%	0	2006
	12.949799	12.986180	0.28%	0	2005
	12.033581	12.949799	7.61%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.520238	14.425101	25.22%	0	2009
	17.741053	11.520238	-35.06%	0	2008
	18.748659	17.741053	-5.37%	0	2007
	16.529818	18.748659	13.42%	0	2006
	15.674053	16.529818	5.46%	0	2005
	13.064526	15.674053	19.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.519776	8.233162	26.28%	0	2009
	10.000000	6.519776	-34.80%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	8.922647	14.934038	67.37%	0	2009
	19.447533	8.922647	-54.12%	0	2008
	15.588874	19.447533	24.75%	0	2007
	12.544417	15.588874	24.27%	0	2006
	10.000000	12.544417	25.44%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.134927	16.122863	32.86%	0	2009
	20.994728	12.134927	-42.20%	0	2008
	18.759067	20.994728	11.92%	0	2007
	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005
	12.978307	14.914014	14.91%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.262150	12.319904	33.01%	0	2009
	16.028322	9.262150	-42.21%	0	2008
	14.322911	16.028322	11.91%	0	2007
	12.161980	14.322911	17.77%	0	2006
	11.389395	12.161980	6.78%	0	2005
	10.000000	11.389395	13.89%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.737566	13.506102	15.07%	0	2009
	11.399279	11.737566	2.97%	0	2008
	10.591300	11.399279	7.63%	0	2007
	9.680244	10.591300	9.41%	0	2006
	10.000000	9.680244	-3.20%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.148989	9.537330	17.04%	0	2009
	14.651222	8.148989	-44.38%	0	2008
	13.527515	14.651222	8.31%	0	2007
	13.155023	13.527515	2.83%	0	2006
	12.495677	13.155023	5.28%	0	2005
	12.121157	12.495677	3.09%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.327301	12.839971	37.66%	0	2009
	18.197992	9.327301	-48.75%	0	2008
	16.982332	18.197992	7.16%	0	2007
	15.065938	16.982332	12.72%	0	2006
	14.220731	15.065938	5.94%	0	2005
	12.725026	14.220731	11.75%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.720724	17.21%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.028986	13.428212	21.75%	0	2009
	13.552773	11.028986	-18.62%	0	2008
	12.677263	13.552773	6.91%	0	2007
	11.841643	12.677263	7.06%	0	2006
	11.344015	11.841643	4.39%	0	2005
	10.804782	11.344015	4.99%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.886936	15.411900	41.56%	0	2009
	20.165846	10.886936	-46.01%	0	2008
	15.225548	20.165846	32.45%	0	2007
	14.391319	15.225548	5.80%	0	2006
	13.186795	14.391319	9.13%	0	2005
	11.529795	13.186795	14.37%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	11.794775	20.477245	73.61%	0	2009
	25.459531	11.794775	-53.67%	0	2008
	20.507389	25.459531	24.15%	0	2007
	14.417797	20.507389	42.24%	0	2006
	11.263410	14.417797	28.01%	0	2005
	10.000000	11.263410	12.63%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.131254	28.005827	73.61%	0	2009
	34.833851	16.131254	-53.69%	0	2008
	28.070258	34.833851	24.10%	0	2007
	19.743894	28.070258	42.17%	0	2006
	15.433291	19.743894	27.93%	0	2005
	13.412316	15.433291	15.07%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.286048	11.174065	34.85%	0	2009
	13.562824	8.286048	-38.91%	0	2008
	12.602420	13.562824	7.62%	0	2007
	12.113033	12.602420	4.04%	0	2006
	11.986346	12.113033	1.06%	0	2005
	11.344122	11.986346	5.66%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.043769	13.110772	18.72%	0	2009
	16.937731	11.043769	-34.80%	0	2008
	16.240234	16.937731	4.29%	0	2007
	13.899376	16.240234	16.84%	0	2006
	13.464569	13.899376	3.23%	0	2005
	12.094889	13.464569	11.32%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.180042	9.962521	21.79%	0	2009
	11.896812	8.180042	-32.49%	0	2008
	11.481959	11.896812	3.61%	0	2007
	10.724647	11.481959	7.06%	0	2006
	10.636024	10.724647	0.83%	0	2005
	10.000000	10.636024	6.36%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.187736	8.995991	9.87%	0	2009
	9.755445	8.187736	-16.07%	0	2008
	9.605668	9.755445	1.56%	0	2007
	9.507505	9.605668	1.03%	0	2006
	9.666257	9.507505	-1.64%	0	2005
	9.893271	9.666257	-2.29%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.797077	9.279243	19.01%	0	2009
	13.288243	7.797077	-41.32%	0	2008
	13.638474	13.288243	-2.57%	0	2007
	13.364553	13.638474	2.05%	0	2006
	13.395567	13.364553	-0.23%	0	2005
	12.350047	13.395567	8.47%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.311760	11.864818	27.42%	0	2009
	15.861781	9.311760	-41.29%	0	2008
	15.205838	15.861781	4.31%	0	2007
	13.792806	15.205838	10.24%	0	2006
	13.312530	13.792806	3.61%	0	2005
	12.121546	13.312530	9.83%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.185253	11.85%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.294855	22.95%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.244288	8.667837	19.65%	0	2009
	10.640935	7.244288	-31.92%	0	2008
	10.342374	10.640935	2.89%	0	2007
	10.000000	10.342374	3.42%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.005733	9.791947	8.73%	0	2009
	10.306582	9.005733	-12.62%	0	2008
	10.324698	10.306582	-0.18%	0	2007
	10.000000	10.324698	3.25%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.004745	9.616508	37.29%	0	2009
	11.775087	7.004745	-40.51%	0	2008
	10.621720	11.775087	10.86%	0	2007
	10.000000	10.621720	6.22%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.956136	8.013952	34.55%	0	2009
	11.013395	5.956136	-45.92%	0	2008
	10.153665	11.013395	8.47%	0	2007
	10.000000	10.153665	1.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.817856	7.371495	26.70%	0	2009
	9.689551	5.817856	-39.96%	0	2008
	10.000000	9.689551	-3.10%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.637273	12.226056	41.55%	0	2009
	12.372142	8.637273	-30.19%	0	2008
	12.375547	12.372142	-0.03%	0	2007
	11.540060	12.375547	7.24%	0	2006
	11.625358	11.540060	-0.73%	0	2005
	10.891325	11.625358	6.74%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.719574	10.933173	41.63%	0	2009
	11.074307	7.719574	-30.29%	0	2008
	11.073758	11.074307	0.00%	0	2007
	10.326583	11.073758	7.24%	0	2006
	10.000000	10.326583	3.27%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.394967	6.770801	25.50%	0	2009
	10.000000	5.394967	-46.05%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.142697	31.43%	0	2009*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.048414	7.486720	48.30%	0	2009
	10.000000	5.048414	-49.52%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.049733	7.699265	27.27%	0	2009
	10.000000	6.049733	-39.50%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.281508	7.867952	25.26%	0	2009
	10.000000	6.281508	-37.18%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.825444	9.090590	16.17%	0	2009
	10.000000	7.825444	-21.75%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.111771	8.560960	20.38%	0	2009
	10.000000	7.111771	-28.88%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.962214	9.820260	9.57%	0	2009
	10.000000	8.962214	-10.38%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.465379	8.826200	18.23%	0	2009
	10.000000	7.465379	-25.35%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.752984	8.287132	22.72%	0	2009
	10.000000	6.752984	-32.47%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.200964	9.356628	14.09%	0	2009
	10.000000	8.200964	-17.99%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.720365	10.233591	5.28%	0	2009
	10.000000	9.720365	-2.80%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.726123	10.979485	12.89%	0	2009
	10.000000	9.726123	-2.74%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	17.881406	28.273349	58.12%	0	2009
	43.845668	17.881406	-59.22%	0	2008
	31.152959	43.845668	40.74%	0	2007
	23.570360	31.152959	32.17%	0	2006
	18.369962	23.570360	28.31%	0	2005
	15.732447	18.369962	16.76%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.379628	17.992985	58.12%	0	2009
	27.859163	11.379628	-59.15%	0	2008
	19.759136	27.859163	40.99%	0	2007
	14.923387	19.759136	32.40%	0	2006
	11.616994	14.923387	28.46%	0	2005
	10.000000	11.616994	16.17%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.731731	10.684176	-0.44%	0	2009
	10.275983	10.731731	4.44%	0	2008
	9.892799	10.275983	3.87%	0	2007
	9.873261	9.892799	0.20%	0	2006
	9.861171	9.873261	0.12%	0	2005
	9.850060	9.861171	0.11%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.282791	7.833749	24.69%	0	2009
	11.388059	6.282791	-44.83%	0	2008
	10.739954	11.388059	6.03%	0	2007
	10.000000	10.739954	7.40%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.344252	12.757103	23.33%	0	2009
	16.895100	10.344252	-38.77%	0	2008
	16.449446	16.895100	2.71%	0	2007
	14.516696	16.449446	13.31%	0	2006
	13.871742	14.516696	4.65%	0	2005
	12.547976	13.871742	10.55%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.402064	14.02%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.954848	19.55%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.120120	10.702833	5.76%	0	2009
	11.107544	10.120120	-8.89%	0	2008
	10.873756	11.107544	2.15%	0	2007
	10.563712	10.873756	2.93%	0	2006
	10.546352	10.563712	0.16%	0	2005
	10.394519	10.546352	1.46%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.236591	11.823476	15.50%	2,339	2009
	13.747919	10.236591	-25.54%	6,443	2008
	13.423110	13.747919	2.42%	6,723	2007
	12.432684	13.423110	7.97%	6,979	2006
	12.172148	12.432684	2.14%	6,979	2005
	11.461976	12.172148	6.20%	3,791	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.362610	12.497156	20.60%	0	2009
	15.579862	10.362610	-33.49%	0	2008
	15.141442	15.579862	2.90%	0	2007
	13.633921	15.141442	11.06%	0	2006
	13.132773	13.633921	3.82%	0	2005
	12.084441	13.132773	8.68%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.196911	11.325459	11.07%	0	2009
	12.380422	10.196911	-17.64%	0	2008
	12.065080	12.380422	2.61%	0	2007
	11.476876	12.065080	5.13%	0	2006
	11.328687	11.476876	1.31%	0	2005
	10.904394	11.328687	3.89%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.787765	14.302890	32.58%	0	2009
	17.514227	10.787765	-38.41%	0	2008
	16.798370	17.514227	4.26%	0	2007
	15.766228	16.798370	6.55%	0	2006
	14.505585	15.766228	8.69%	0	2005
	12.927991	14.505585	12.20%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.686346	9.394855	-3.01%	0	2009
	9.790017	9.686346	-1.06%	0	2008
	9.637806	9.790017	1.58%	0	2007
	9.509364	9.637806	1.35%	0	2006
	9.552817	9.509364	-0.45%	0	2005
	9.774039	9.552817	-2.26%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.808825	10.622425	20.59%	0	2009
	10.985576	8.808825	-19.81%	0	2008
	10.832059	10.985576	1.42%	0	2007
	10.656287	10.832059	1.65%	0	2006
	10.756090	10.656287	-0.93%	0	2005
	10.413997	10.756090	3.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	5.998793	7.915816	31.96%	0	2009
	10.000000	5.998793	-40.01%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.526349	13.216614	25.56%	0	2009
	20.288096	10.526349	-48.12%	0	2008
	20.378104	20.288096	-0.44%	0	2007
	17.170621	20.378104	18.68%	0	2006
	15.842009	17.170621	8.39%	0	2005
	13.616852	15.842009	16.34%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.547711	9.475468	25.54%	0	2009
	14.539785	7.547711	-48.09%	0	2008
	14.605732	14.539785	-0.45%	0	2007
	12.306414	14.605732	18.68%	0	2006
	11.352698	12.306414	8.40%	0	2005
	10.000000	11.352698	13.53%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.230135	7.813029	25.41%	0	2009
	10.000000	6.230135	-37.70%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.218357	7.681252	23.53%	0	2009
	10.000000	6.218357	-37.82%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.141516	7.544426	22.84%	0	2009
	10.000000	6.141516	-38.58%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.619275	8.372743	26.49%	0	2009
	10.000000	6.619275	-33.81%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	7.774875	9.586974	23.31%	0	2009
	15.001153	7.774875	-48.17%	0	2008
	14.132992	15.001153	6.14%	0	2007
	14.153989	14.132992	-0.15%	0	2006
	13.549656	14.153989	4.46%	0	2005
	12.349577	13.549656	9.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.081194	13.521351	22.02%	0	2009
	16.884236	11.081194	-34.37%	0	2008
	18.775958	16.884236	-10.08%	0	2007
	16.537581	18.775958	13.54%	0	2006
	16.594702	16.537581	-0.34%	0	2005
	14.630015	16.594702	13.43%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.603798	13.819862	30.33%	0	2009
	17.743703	10.603798	-40.24%	0	2008
	17.964765	17.743703	-1.23%	0	2007
	16.579922	17.964765	8.35%	0	2006
	15.266837	16.579922	8.60%	0	2005
	13.256768	15.266837	15.16%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.544266	10.400653	21.73%	0	2009
	15.094942	8.544266	-43.40%	0	2008
	14.433162	15.094942	4.59%	0	2007
	13.126787	14.433162	9.95%	0	2006
	12.648095	13.126787	3.78%	0	2005
	11.910405	12.648095	6.19%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.517417	6.981178	26.53%	0	2009
	10.000000	5.517417	-44.83%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.740099	10.114435	3.84%	0	2009
	10.000000	9.740099	-2.60%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.771391	27.71%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.767852	27.68%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	9.132250	11.356562	24.36%	0	2009
	15.005003	9.132250	-39.14%	0	2008
	15.894059	15.005003	-5.59%	0	2007
	14.185389	15.894059	12.05%	0	2006
	14.074206	14.185389	0.79%	0	2005
	12.398474	14.074206	13.52%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	7.766977	10.854851	39.76%	0	2009
	14.744719	7.766977	-47.32%	0	2008
	13.359581	14.744719	10.37%	0	2007
	12.795820	13.359581	4.41%	0	2006
	12.585214	12.795820	1.67%	0	2005
	12.175556	12.585214	3.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.535756	11.534286	35.13%	0	2009
	14.760126	8.535756	-42.17%	0	2008
	14.357210	14.760126	2.81%	0	2007
	12.612994	14.357210	13.83%	0	2006
	11.406251	12.612994	10.58%	0	2005
	10.000000	11.406251	14.06%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.067395	16.303500	35.10%	0	2009
	20.861501	12.067395	-42.15%	0	2008
	20.287724	20.861501	2.83%	0	2007
	17.828423	20.287724	13.79%	0	2006
	16.120891	17.828423	10.59%	0	2005
	13.987258	16.120891	15.25%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.957808	2.399549	22.56%	0	2009
	9.451116	1.957808	-79.28%	0	2008
	10.000000	9.451116	-5.49%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.421292	2.956637	22.11%	0	2009
	11.657298	2.421292	-79.23%	0	2008
	12.082741	11.657298	-3.52%	0	2007
	11.409132	12.082741	5.90%	0	2006
	11.535765	11.409132	-1.10%	0	2005
	10.943074	11.535765	5.42%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	8.674053	10.763594	24.09%	0	2009
	14.578687	8.674053	-40.50%	0	2008
	14.440366	14.578687	0.96%	0	2007
	12.977969	14.440366	11.27%	0	2006
	12.658320	12.977969	2.53%	0	2005
	11.962434	12.658320	5.82%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.644550	14.126001	32.71%	0	2009
	17.711200	10.644550	-39.90%	0	2008
	18.529530	17.711200	-4.42%	0	2007
	16.667678	18.529530	11.17%	0	2006
	15.668160	16.667678	6.38%	0	2005
	13.560064	15.668160	15.55%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.741639	7.42%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.820165	8.20%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.137404	10.241135	25.85%	0	2009
	13.692654	8.137404	-40.57%	0	2008
	15.033833	13.692654	-8.92%	0	2007
	13.376958	15.033833	12.39%	0	2006
	13.111050	13.376958	2.03%	0	2005
	12.171013	13.111050	7.72%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.859289	13.121396	20.83%	0	2009
	19.985747	10.859289	-45.66%	0	2008
	19.026074	19.985747	5.04%	0	2007
	15.363941	19.026074	23.84%	0	2006
	14.123153	15.363941	8.79%	0	2005
	12.536867	14.123153	12.65%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.734104	12.289523	58.90%	0	2009
	12.669821	7.734104	-38.96%	0	2008
	12.386836	12.669821	2.28%	0	2007
	12.116873	12.386836	2.23%	0	2006
	11.823804	12.116873	2.48%	0	2005
	11.611367	11.823804	1.83%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.123395	9.792412	37.47%	0	2009
	12.812861	7.123395	-44.40%	0	2008
	11.750589	12.812861	9.04%	0	2007
	11.085119	11.750589	6.00%	0	2006
	10.000000	11.085119	10.85%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.397328	8.982585	21.43%	0	2009
	11.972501	7.397328	-38.21%	0	2008
	11.988033	11.972501	-0.13%	0	2007
	10.420765	11.988033	15.04%	0	2006
	10.000000	10.420765	4.21%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.045830	9.592657	6.05%	0	2009
	10.419936	9.045830	-13.19%	0	2008
	10.216391	10.419936	1.99%	0	2007
	10.174578	10.216391	0.41%	0	2006
	10.096572	10.174578	0.77%	0	2005
	10.006635	10.096572	0.90%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.126321	16.558415	26.15%	0	2009
	15.925008	13.126321	-17.57%	0	2008
	15.441312	15.925008	3.13%	0	2007
	14.372918	15.441312	7.43%	0	2006
	13.219470	14.372918	8.73%	0	2005
	12.386826	13.219470	6.72%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.890110	10.951363	23.19%	0	2009
	14.759291	8.890110	-39.77%	0	2008
	13.847954	14.759291	6.58%	0	2007
	12.563503	13.847954	10.22%	0	2006
	11.915371	12.563503	5.44%	0	2005
	11.206897	11.915371	6.32%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.081571	9.045968	11.93%	0	2009
	11.760067	8.081571	-31.28%	0	2008
	11.275580	11.760067	4.30%	0	2007
	10.370360	11.275580	8.73%	0	2006
	10.187561	10.370360	1.79%	0	2005
	10.000000	10.187561	1.88%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.306785	8.766808	39.01%	0	2009
	10.663593	6.306785	-40.86%	0	2008
	10.222737	10.663593	4.31%	0	2007
	10.301647	10.222737	-0.77%	0	2006
	10.051718	10.301647	2.49%	0	2005
	10.000000	10.051718	0.52%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.171364	12.092643	47.99%	0	2009
	14.389850	8.171364	-43.21%	0	2008
	13.043625	14.389850	10.32%	0	2007
	10.959256	13.043625	19.02%	0	2006
	10.638833	10.959256	3.01%	0	2005
	10.000000	10.638833	6.39%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.186771	11.060645	8.58%	0	2009
	10.261910	10.186771	-0.73%	0	2008
	9.969305	10.261910	2.94%	0	2007
	9.904082	9.969305	0.66%	0	2006
	10.024583	9.904082	-1.20%	0	2005
	10.000000	10.024583	0.25%	0	2004*

Maximum Contract Options Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.792812	10.253944	16.62%	0	2009
	15.301802	8.792812	-42.54%	0	2008
	15.061957	15.301802	1.59%	0	2007
	13.285870	15.061957	13.37%	0	2006
	13.107223	13.285870	1.36%	0	2005
	12.161680	13.107223	7.77%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.888056	15.051079	38.23%	0	2009
	17.489150	10.888056	-37.74%	0	2008
	17.780205	17.489150	-1.64%	0	2007
	16.065746	17.780205	10.67%	0	2006
	15.547106	16.065746	3.34%	0	2005
	13.474207	15.547106	15.38%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.284462	10.983615	6.80%	0	2009
	10.784814	10.284462	-4.64%	0	2008
	10.166527	10.784814	6.08%	0	2007
	10.326944	10.166527	-1.55%	0	2006
	10.492436	10.326944	-1.58%	0	2005
	10.233466	10.492436	2.53%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.318527	10.634491	14.12%	0	2009
	14.734347	9.318527	-36.76%	0	2008
	15.274633	14.734347	-3.54%	0	2007
	13.493120	15.274633	13.20%	0	2006
	13.321705	13.493120	1.29%	0	2005
	12.212151	13.321705	9.09%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	8.921263	11.221044	25.78%	0	2009
	12.196336	8.921263	-26.85%	0	2008
	12.901691	12.196336	-5.47%	0	2007
	11.073466	12.901691	16.51%	0	2006
	10.000000	11.073466	10.73%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.318192	11.970233	16.01%	0	2009
	14.548355	10.318192	-29.08%	0	2008
	15.858411	14.548355	-8.26%	0	2007
	13.813641	15.858411	14.80%	0	2006
	13.594297	13.813641	1.61%	0	2005
	12.287428	13.594297	10.64%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.924613	19.25%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.610534	14.066118	21.15%	0	2009
	17.344711	11.610534	-33.06%	0	2008
	18.020861	17.344711	-3.75%	0	2007
	16.253488	18.020861	10.87%	0	2006
	15.640441	16.253488	3.92%	0	2005
	13.242468	15.640441	18.11%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	8.944671	10.924784	22.14%	0	2009
	14.728065	8.944671	-39.27%	0	2008
	14.479129	14.728065	1.72%	0	2007
	12.968901	14.479129	11.64%	0	2006
	12.814400	12.968901	1.21%	0	2005
	11.983651	12.814400	6.93%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.399082	11.132297	18.44%	0	2009
	13.802657	9.399082	-31.90%	0	2008
	13.333094	13.802657	3.52%	0	2007
	11.839445	13.333094	12.62%	0	2006
	11.733920	11.839445	0.90%	0	2005
	11.355502	11.733920	1.55%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.217638	8.795706	21.86%	0	2009
	11.970611	7.217638	-39.71%	0	2008
	13.926865	11.970611	-14.05%	0	2007
	13.882491	13.926865	0.32%	0	2006
	13.571167	13.882491	2.29%	0	2005
	12.612208	13.571167	7.60%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.805582	10.762012	9.75%	0	2009
	14.388496	9.805582	-31.85%	0	2008
	13.545346	14.388496	6.22%	0	2007
	12.072164	13.545346	12.20%	0	2006
	12.249599	12.072164	-1.45%	0	2005
	11.802304	12.249599	3.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	8.960295	10.432720	16.43%	0	2009
	10.002438	8.960295	-10.42%	0	2008
	9.819422	10.002438	1.86%	0	2007
	9.750478	9.819422	0.71%	0	2006
	9.963215	9.750478	-2.14%	0	2005
	9.951590	9.963215	0.12%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	8.551895	10.271943	20.11%	0	2009
	11.794229	8.551895	-27.49%	0	2008
	11.227925	11.794229	5.04%	0	2007
	10.573159	11.227925	6.19%	0	2006
	10.000000	10.573159	5.73%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	8.167735	10.174021	24.56%	0	2009
	12.543972	8.167735	-34.89%	0	2008
	11.773904	12.543972	6.54%	0	2007
	10.876394	11.773904	8.25%	0	2006
	10.000000	10.876394	8.76%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	7.818906	9.938798	27.11%	0	2009
	13.051638	7.818906	-40.09%	0	2008
	12.127667	13.051638	7.62%	0	2007
	11.082197	12.127667	9.43%	0	2006
	10.000000	11.082197	10.82%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.535810	13.830205	31.27%	0	2009
	18.973875	10.535810	-44.47%	0	2008
	16.695293	18.973875	13.65%	2	2007
	15.460443	16.695293	7.99%	15	2006
	13.676636	15.460443	13.04%	465	2005
	12.256121	13.676636	11.59%	571	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.323947	13.332991	43.00%	0	2009
	21.105881	9.323947	-55.82%	0	2008
	14.957678	21.105881	41.10%	0	2007
	13.235693	14.957678	13.01%	0	2006
	10.000000	13.235693	32.36%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	8.669099	10.910636	25.86%	0	2009
	15.645403	8.669099	-44.59%	0	2008
	15.945844	15.645403	-1.88%	0	2007
	13.720116	15.945844	16.22%	0	2006
	13.410680	13.720116	2.31%	0	2005
	12.441944	13.410680	7.79%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.139562	10.092914	24.00%	0	2009
	15.943213	8.139562	-48.95%	0	2008
	12.992170	15.943213	22.71%	0	2007
	12.579914	12.992170	3.28%	0	2006
	12.304098	12.579914	2.24%	0	2005
	12.313275	12.304098	-0.07%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.482361	10.609884	11.89%	0	2009
	10.136610	9.482361	-6.45%	0	2008
	10.052096	10.136610	0.84%	0	2007
	9.960755	10.052096	0.92%	0	2006
	10.087403	9.960755	-1.26%	0	2005
	9.991469	10.087403	0.96%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.554387	18.355509	35.42%	2	2009
	23.163116	13.554387	-41.48%	2	2008
	20.728729	23.163116	11.74%	2	2007
	19.029782	20.728729	8.93%	14	2006
	16.638846	19.029782	14.37%	416	2005
	13.774530	16.638846	20.79%	510	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.731492	15.571433	22.31%	0	2009
	23.447130	12.731492	-45.70%	0	2008
	20.675483	23.447130	13.41%	0	2007
	18.115422	20.675483	14.13%	0	2006
	15.737183	18.115422	15.11%	0	2005
	14.332315	15.737183	9.80%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	8.823493	10.789957	22.29%	0	2009
	16.245750	8.823493	-45.69%	0	2008
	14.324501	16.245750	13.41%	0	2007
	12.546512	14.324501	14.17%	0	2006
	10.903135	12.546512	15.07%	0	2005
	10.000000	10.903135	9.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	8.676502	13.212601	52.28%	2	2009
	18.382872	8.676502	-52.80%	2	2008
	17.995089	18.382872	2.15%	3	2007
	16.006713	17.995089	12.42%	18	2006
	16.125908	16.006713	-0.74%	524	2005
	14.618587	16.125908	10.31%	642	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.526389	9.889262	31.39%	0	2009
	11.042159	7.526389	-31.84%	0	2008
	10.984659	11.042159	0.52%	0	2007
	10.000000	10.984659	9.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	9.802418	11.145921	13.71%	0	2009
	13.877318	9.802418	-29.36%	0	2008
	14.719429	13.877318	-5.72%	0	2007
	12.968351	14.719429	13.50%	0	2006
	12.938669	12.968351	0.23%	0	2005
	12.029439	12.938669	7.56%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.486602	14.375565	25.15%	0	2009
	17.698412	11.486602	-35.10%	0	2008
	18.713312	17.698412	-5.42%	0	2007
	16.507141	18.713312	13.36%	0	2006
	15.660591	16.507141	5.41%	0	2005
	13.060042	15.660591	19.91%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.517536	8.226101	26.21%	0	2009
	10.000000	6.517536	-34.82%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	8.905778	14.898134	67.29%	0	2009
	19.420815	8.905778	-54.14%	0	2008
	15.575535	19.420815	24.69%	0	2007
	12.540124	15.575535	24.21%	0	2006
	10.000000	12.540124	25.40%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.099493	16.067484	32.79%	0	2009
	20.944254	12.099493	-42.23%	0	2008
	18.723686	20.944254	11.86%	0	2007
	15.909084	18.723686	17.69%	0	2006
	14.901196	15.909084	6.76%	0	2005
	12.973831	14.901196	14.86%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.239891	12.283960	32.94%	0	2009
	15.998081	9.239891	-42.24%	0	2008
	14.303304	15.998081	11.85%	0	2007
	12.151583	14.303304	17.71%	0	2006
	11.385510	12.151583	6.73%	0	2005
	10.000000	11.385510	13.86%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.715395	13.473631	15.01%	0	2009
	11.383625	11.715395	2.91%	0	2008
	10.582240	11.383625	7.57%	0	2007
	9.676941	10.582240	9.36%	0	2006
	10.000000	9.676941	-3.23%	0	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.125201	9.504594	16.98%	0	2009
	14.616017	8.125201	-44.41%	0	2008
	13.502003	14.616017	8.25%	0	2007
	13.136963	13.502003	2.78%	0	2006
	12.484939	13.136963	5.22%	0	2005
	12.116995	12.484939	3.04%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.300052	12.795848	37.59%	0	2009
	18.154238	9.300052	-48.77%	0	2008
	16.950287	18.154238	7.10%	0	2007
	15.045252	16.950287	12.66%	0	2006
	14.208510	15.045252	5.89%	0	2005
	12.720643	14.208510	11.70%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	11.716690	17.17%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	10.996797	13.382126	21.69%	0	2009
	13.520189	10.996797	-18.66%	0	2008
	12.653335	13.520189	6.85%	0	2007
	11.825372	12.653335	7.00%	0	2006
	11.334260	11.825372	4.33%	0	2005
	10.801061	11.334260	4.94%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.855174	15.359012	41.49%	0	2009
	20.117417	10.855174	-46.04%	0	2008
	15.196861	20.117417	32.38%	0	2007
	14.371580	15.196861	5.74%	0	2006
	13.175480	14.371580	9.08%	0	2005
	11.525834	13.175480	14.31%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	11.766442	20.417535	73.52%	0	2009
	25.411524	11.766442	-53.70%	0	2008
	20.479334	25.411524	24.08%	0	2007
	14.405472	20.479334	42.16%	0	2006
	11.259564	14.405472	27.94%	0	2005
	10.000000	11.259564	12.60%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.084135	27.909645	73.52%	0	2009
	34.750086	16.084135	-53.71%	0	2008
	28.017285	34.750086	24.03%	0	2007
	19.716764	28.017285	42.10%	0	2006
	15.420009	19.716764	27.86%	0	2005
	13.407697	15.420009	15.01%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.261847	11.135683	34.78%	0	2009
	13.530208	8.261847	-38.94%	0	2008
	12.578640	13.530208	7.56%	0	2007
	12.096390	12.578640	3.99%	0	2006
	11.976042	12.096390	1.00%	0	2005
	11.340219	11.976042	5.61%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.011503	13.065737	18.66%	0	2009
	16.896991	11.011503	-34.83%	0	2008
	16.209574	16.896991	4.24%	0	2007
	13.880274	16.209574	16.78%	0	2006
	13.452981	13.880274	3.18%	0	2005
	12.090719	13.452981	11.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	8.160563	9.933677	21.73%	0	2009
	11.874601	8.160563	-32.53%	0	2008
	11.466465	11.874601	3.56%	0	2007
	10.715684	11.466465	7.01%	0	2006
	10.632604	10.715684	0.78%	0	2005
	10.000000	10.632604	6.33%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.163826	8.965097	9.81%	0	2009
	9.731969	8.163826	-16.11%	0	2008
	9.587526	9.731969	1.51%	0	2007
	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.774322	9.247398	18.95%	0	2009
	13.256294	7.774322	-41.35%	0	2008
	13.612747	13.256294	-2.62%	0	2007
	13.346213	13.612747	2.00%	0	2006
	13.384063	13.346213	-0.28%	0	2005
	12.345804	13.384063	8.41%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.284580	11.824071	27.35%	0	2009
	15.823661	9.284580	-41.32%	0	2008
	15.177163	15.823661	4.26%	0	2007
	13.773885	15.177163	10.19%	0	2006
	13.301110	13.773885	3.55%	0	2005
	12.117377	13.301110	9.77%	0	2004

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.181397	11.81%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.290622	22.91%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.234326	8.651441	19.59%	0	2009
	10.631792	7.234326	-31.96%	0	2008
	10.338853	10.631792	2.83%	0	2007
	10.000000	10.338853	3.39%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	8.993354	9.773451	8.67%	0	2009
	10.297722	8.993354	-12.67%	0	2008
	10.321165	10.297722	-0.23%	0	2007
	10.000000	10.321165	3.21%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	6.995106	9.598315	37.21%	0	2009
	11.764963	6.995106	-40.54%	0	2008
	10.618081	11.764963	10.80%	0	2007
	10.000000	10.618081	6.18%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.947930	7.998790	34.48%	0	2009
	11.003922	5.947930	-45.95%	0	2008
	10.150195	11.003922	8.41%	0	2007
	10.000000	10.150195	1.50%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.812841	7.361340	26.64%	0	2009
	9.686205	5.812841	-39.99%	0	2008
	10.000000	9.686205	-3.14%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.612068	12.184103	41.48%	0	2009
	12.342412	8.612068	-30.22%	0	2008
	12.352212	12.342412	-0.08%	0	2007
	11.524223	12.352212	7.18%	0	2006
	11.615364	11.524223	-0.78%	0	2005
	10.887570	11.615364	6.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.704980	10.906882	41.56%	0	2009
	11.059094	7.704980	-30.33%	0	2008
	11.064275	11.059094	-0.05%	0	2007
	10.323053	11.064275	7.18%	0	2006
	10.000000	10.323053	3.23%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	5.393107	6.764988	25.44%	0	2009
	10.000000	5.393107	-46.07%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class VI - Q/NQ	10.000000	13.138174	31.38%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	5.046677	7.480276	48.22%	0	2009
	10.000000	5.046677	-49.53%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.047648	7.692638	27.20%	0	2009
	10.000000	6.047648	-39.52%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	6.279343	7.861180	25.19%	0	2009
	10.000000	6.279343	-37.21%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	7.822749	9.082783	16.11%	0	2009
	10.000000	7.822749	-21.77%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	7.109326	8.553603	20.32%	0	2009
	10.000000	7.109326	-28.91%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	8.959123	9.811808	9.52%	0	2009
	10.000000	8.959123	-10.41%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	7.462804	8.818601	18.17%	0	2009
	10.000000	7.462804	-25.37%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	6.750662	8.280007	22.65%	0	2009
	10.000000	6.750662	-32.49%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	8.198147	9.348588	14.03%	0	2009
	10.000000	8.198147	-18.02%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.717023	10.224799	5.23%	0	2009
	10.000000	9.717023	-2.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.722786	10.970067	12.83%	0	2009
	10.000000	9.722786	-2.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	17.829196	28.176274	58.03%	0	2009
	43.740296	17.829196	-59.24%	0	2008
	31.094195	43.740296	40.67%	0	2007
	23.538009	31.094195	32.10%	0	2006
	18.354177	23.538009	28.24%	0	2005
	15.727041	18.354177	16.70%	0	2004

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.352281	17.940511	58.03%	0	2009
	27.806635	11.352281	-59.17%	0	2008
	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.700397	10.647498	-0.49%	0	2009
	10.251268	10.700397	4.38%	0	2008
	9.874128	10.251268	3.82%	0	2007
	9.859690	9.874128	0.15%	0	2006
	9.852684	9.859690	0.07%	0	2005
	9.846665	9.852684	0.06%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.274147	7.818940	24.62%	0	2009
	11.378270	6.274147	-44.86%	0	2008
	10.736284	11.378270	5.98%	0	2007
	10.000000	10.736284	7.36%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.314039	12.713282	23.26%	3,261	2009
	16.854466	10.314039	-38.81%	3,264	2008
	16.418390	16.854466	2.66%	3,266	2007
	14.496756	16.418390	13.26%	3,663	2006
	13.859809	14.496756	4.60%	6,343	2005
	12.543658	13.859809	10.49%	6,343	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.398134	13.98%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.950737	19.51%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.090576	10.666067	5.70%	0	2009
	11.080825	10.090576	-8.94%	0	2008
	10.853226	11.080825	2.10%	0	2007
	10.549197	10.853226	2.88%	0	2006
	10.537287	10.549197	0.11%	0	2005
	10.390939	10.537287	1.41%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.206702	11.782881	15.44%	19,895	2009
	13.714855	10.206702	-25.58%	21,175	2008
	13.397773	13.714855	2.37%	24,976	2007
	12.415604	13.397773	7.91%	24,976	2006
	12.161677	12.415604	2.09%	24,976	2005
	11.458036	12.161677	6.14%	24,976	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.332349	12.454242	20.54%	12,919	2009
	15.542404	10.332349	-33.52%	13,666	2008
	15.112881	15.542404	2.84%	14,359	2007
	13.615209	15.112881	11.00%	15,144	2006
	13.121486	13.615209	3.76%	16,209	2005
	12.080288	13.121486	8.62%	16,213	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.167161	11.286601	11.01%	0	2009
	12.350672	10.167161	-17.68%	0	2008
	12.042332	12.350672	2.56%	0	2007
	11.461131	12.042332	5.07%	0	2006
	11.318966	11.461131	1.26%	0	2005
	10.900641	11.318966	3.84%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.756251	14.253744	32.52%	0	2009
	17.472103	10.756251	-38.44%	0	2008
	16.766665	17.472103	4.21%	0	2007
	15.744582	16.766665	6.49%	0	2006
	14.493118	15.744582	8.63%	0	2005
	12.923532	14.493118	12.15%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.656837	9.361404	-3.06%	0	2009
	9.765229	9.656837	-1.11%	0	2008
	9.618391	9.765229	1.53%	0	2007
	9.495091	9.618391	1.30%	0	2006
	9.543386	9.495091	-0.51%	0	2005
	9.769427	9.543386	-2.31%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.783114	10.585964	20.53%	0	2009
	10.959160	8.783114	-19.86%	0	2008
	10.811610	10.959160	1.36%	0	2007
	10.641635	10.811610	1.60%	0	2006
	10.746841	10.641635	-0.98%	0	2005
	10.410412	10.746841	3.23%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	5.996721	7.909010	31.89%	0	2009
	10.000000	5.996721	-40.03%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.495599	13.171196	25.49%	0	2009
	20.239318	10.495599	-48.14%	0	2008
	20.339644	20.239318	-0.49%	0	2007
	17.147031	20.339644	18.62%	0	2006
	15.828386	17.147031	8.33%	0	2005
	13.612162	15.828386	16.28%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.529576	9.447822	25.48%	0	2009
	14.512360	7.529576	-48.12%	0	2008
	14.585742	14.512360	-0.50%	0	2007
	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.227982	7.806312	25.34%	0	2009
	10.000000	6.227982	-37.72%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.216221	7.674657	23.46%	0	2009
	10.000000	6.216221	-37.84%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.139399	7.537934	22.78%	0	2009
	10.000000	6.139399	-38.61%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.616993	8.365535	26.43%	0	2009
	10.000000	6.616993	-33.83%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	7.752146	9.554020	23.24%	0	2009
	14.965054	7.752146	-48.20%	0	2008
	14.106303	14.965054	6.09%	0	2007
	14.134552	14.106303	-0.20%	0	2006
	13.538009	14.134552	4.41%	0	2005
	12.345324	13.538009	9.66%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.048833	13.474912	21.96%	0	2009
	16.843634	11.048833	-34.40%	0	2008
	18.740532	16.843634	-10.12%	0	2007
	16.514876	18.740532	13.48%	0	2006
	16.580442	16.514876	-0.40%	0	2005
	14.624984	16.580442	13.37%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.572824	13.772382	30.26%	0	2009
	17.701030	10.572824	-40.27%	0	2008
	17.930864	17.701030	-1.28%	0	2007
	16.557154	17.930864	8.30%	0	2006
	15.253704	16.557154	8.55%	0	2005
	13.252203	15.253704	15.10%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.519322	10.364947	21.66%	0	2009
	15.058676	8.519322	-43.43%	0	2008
	14.405951	15.058676	4.53%	0	2007
	13.108776	14.405951	9.90%	0	2006
	12.637236	13.108776	3.73%	0	2005
	11.906305	12.637236	6.14%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	5.515499	6.975141	26.46%	0	2009
	10.000000	5.515499	-44.85%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.736749	10.105744	3.79%	0	2009
	10.000000	9.736749	-2.63%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.767002	27.67%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.763453	27.63%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	9.105570	11.317542	24.29%	0	2009
	14.968912	9.105570	-39.17%	0	2008
	15.864045	14.968912	-5.64%	0	2007
	14.165893	15.864045	11.99%	0	2006
	14.062094	14.165893	0.74%	0	2005
	12.394194	14.062094	13.46%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	7.744287	10.817575	39.68%	0	2009
	14.709256	7.744287	-47.35%	0	2008
	13.334361	14.709256	10.31%	0	2007
	12.778234	13.334361	4.35%	0	2006
	12.574383	12.778234	1.62%	0	2005
	12.171356	12.574383	3.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	8.515248	11.500623	35.06%	0	2009
	14.732284	8.515248	-42.20%	0	2008
	14.337576	14.732284	2.75%	0	2007
	12.602226	14.337576	13.77%	0	2006
	11.402376	12.602226	10.52%	0	2005
	10.000000	11.402376	14.02%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.032155	16.247507	35.03%	0	2009
	20.811338	12.032155	-42.18%	0	2008
	20.249435	20.811338	2.77%	0	2007
	17.803936	20.249435	13.74%	0	2006
	16.107036	17.803936	10.54%	0	2005
	13.982444	16.107036	15.19%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	1.956116	2.396223	22.50%	0	2009
	9.447861	1.956116	-79.30%	0	2008
	10.000000	9.447861	-5.52%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.414209	2.946471	22.05%	0	2009
	11.629258	2.414209	-79.24%	0	2008
	12.059929	11.629258	-3.57%	0	2007
	11.393454	12.059929	5.85%	0	2006
	11.525843	11.393454	-1.15%	0	2005
	10.939304	11.525843	5.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	8.648730	10.726633	24.03%	0	2009
	14.543646	8.648730	-40.53%	0	2008
	14.413133	14.543646	0.91%	0	2007
	12.960166	14.413133	11.21%	0	2006
	12.647460	12.960166	2.47%	0	2005
	11.958328	12.647460	5.76%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.613467	14.077483	32.64%	0	2009
	17.668621	10.613467	-39.93%	0	2008
	18.494580	17.668621	-4.47%	0	2007
	16.644797	18.494580	11.11%	0	2006
	15.654699	16.644797	6.32%	0	2005
	13.555395	15.654699	15.49%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.737936	7.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.816432	8.16%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.113633	10.205946	25.79%	0	2009
	13.659717	8.113633	-40.60%	0	2008
	15.005451	13.659717	-8.97%	0	2007
	13.358581	15.005451	12.33%	0	2006
	13.099775	13.358581	1.98%	0	2005
	12.166821	13.099775	7.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.827587	13.076339	20.77%	0	2009
	19.937709	10.827587	-45.69%	0	2008
	18.990187	19.937709	4.99%	0	2007
	15.342852	18.990187	23.77%	0	2006
	14.111015	15.342852	8.73%	0	2005
	12.532545	14.111015	12.59%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	7.711514	12.247313	58.82%	0	2009
	12.639354	7.711514	-38.99%	0	2008
	12.363454	12.639354	2.23%	0	2007
	12.100219	12.363454	2.18%	0	2006
	11.813630	12.100219	2.43%	0	2005
	11.607365	11.813630	1.78%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	7.109931	9.768866	37.40%	0	2009
	12.795263	7.109931	-44.43%	0	2008
	11.740531	12.795263	8.98%	0	2007
	11.081330	11.740531	5.95%	0	2006
	10.000000	11.081330	10.81%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.383342	8.960987	21.37%	0	2009
	11.956046	7.383342	-38.25%	0	2008
	11.977768	11.956046	-0.18%	0	2007
	10.417194	11.977768	14.98%	0	2006
	10.000000	10.417194	4.17%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.019403	9.559700	5.99%	0	2009
	10.394856	9.019403	-13.23%	0	2008
	10.197094	10.394856	1.94%	0	2007
	10.160587	10.197094	0.36%	0	2006
	10.087881	10.160587	0.72%	0	2005
	10.003184	10.087881	0.85%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.085802	16.498789	26.08%	0	2009
	15.884049	13.085802	-17.62%	0	2008
	15.409580	15.884049	3.08%	0	2007
	14.350761	15.409580	7.38%	0	2006
	13.205871	14.350761	8.67%	0	2005
	12.380465	13.205871	6.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.866066	10.916100	23.12%	0	2009
	14.726980	8.866066	-39.80%	0	2008
	13.824804	14.726980	6.53%	0	2007
	12.548955	13.824804	10.17%	0	2006
	11.907701	12.548955	5.39%	0	2005
	11.205459	11.907701	6.27%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Index Allocation Fund - Q/NQ	8.064386	9.022083	11.88%	0	2009
	11.741123	8.064386	-31.32%	0	2008
	11.263256	11.741123	4.24%	0	2007
	10.364356	11.263256	8.67%	0	2006
	10.186903	10.364356	1.74%	0	2005
	10.000000	10.186903	1.87%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	6.293371	8.743652	38.93%	0	2009
	10.646417	6.293371	-40.89%	0	2008
	10.211561	10.646417	4.26%	0	2007
	10.295668	10.211561	-0.82%	0	2006
	10.051063	10.295668	2.43%	0	2005
	10.000000	10.051063	0.51%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	8.153961	12.060665	47.91%	0	2009
	14.366648	8.153961	-43.24%	0	2008
	13.029356	14.366648	10.26%	0	2007
	10.952907	13.029356	18.96%	0	2006
	10.638143	10.952907	2.96%	0	2005
	10.000000	10.638143	6.38%	0	2004*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.165109	11.031431	8.52%	0	2009
	10.245373	10.165109	-0.78%	0	2008
	9.958406	10.245373	2.88%	0	2007
	9.898347	9.958406	0.61%	0	2006
	10.023934	9.898347	-1.25%	0	2005
	10.000000	10.023934	0.24%	0	2004*

Financial Statements - To be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2009.

Statements of Operations for the year ended
December 31, 2009.

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 2009
and 2008.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of  Income (Loss) for the
years ended December 31, 2009, 2008 and
2007.

Consolidated Balance Sheets as of December
31, 2009 and 2008

Consolidated Statements of Changes in Shareholder's
Equity as of December 31, 2009, 2008 and 2007.

Consolidated Statements of Cash Flows for
the years ended December 31, 2009, 2008
and 2007.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed  with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract - Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.

(5)	Variable Annuity Application - Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”.

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”.

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”.

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”.

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”.

(6)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidiifpa99h6.htm”.

(7)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated November 22, 1994, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidiiifpa99h7.htm”.

(8)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”.

(9)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”.

(10)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”.

(11)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”.

(12)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”.

(13)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”.

(14)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”.

(15)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”.

(16)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”.

(17)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”.

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(18)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document “alliancebernsteinfpa.htm”.

(19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document “putnamfpa.htm”.

(20)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”.

The following Fund Participation Agreements were previously filed on April 16, 2008 with post-effective amendment number 20 of registration statement (333-103094) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(21)
Fund Participation Agreement with Vision Group of Funds, M&T Asset Management (Division of Manufacturers and Traders Trust Company) and Federated Securities Corp. dated June 1, 2002, under document “mtbfpa.htm”.

The following Fund Participation Agreements were previously filed on April 23, 2008 with post-effective amendment number 25 of registration statement (033-89560) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(22)
Fund Participation Agreement with The Universal Institutional Funds, Inc. Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. dated February 1, 2002, under document “vankampenfpa.htm”.

(9)	Opinion of Counsel - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - To be filed by subsequent Post-Effective Amendment.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.                      Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jaunchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment adviser.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment adviser and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
FARMLAND MUTUAL INSURANCE COMPANY
Casualty IA
NATIONWIDE INSURANCE FOUNDATION OH
CHAMPION OF THE COMMUNITY, INC. OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD
Common Stock: 130,000 Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty–100% OH
THI HOLDINGS (DELAWARE), INC. (THI)
Common Stock: 100 Shares
Casualty–100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Casualty–100% WI
NCC OF AMERICA, LTD (INACTIVE)
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III–100% OH
LONE STAR GENERAL AGENCY, INC.
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–95% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPCWT INVESTMENT, LLC
Class A Units
NMC–100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE INSURANCE COMPANY
PUI–100% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
AGI–100% WI
PREMIER AGENCY, INC.
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
AMCO–87.3%
Allied P&C–8.4%
Depositors–4.23%
IA
AGMC REINSURANCE, LTD
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
VPI SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
TH–100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TH–100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
NM
W.I. OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.999%
Corp. – .01%
G.B.
ALDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–79%
Fire–19%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMH)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMH–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD MGT. LLC (NWDMGT)
NAMH–100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH–100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LITE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS–100%
WI
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INC. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDA)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI-100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line

March 31, 2010 Page 2

Item 27.                 Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2010, was 23,386 and 18,072 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485( a ) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27th day of August , 2010.

NATIONWIDE VARIABLE ACCOUNT – II
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ KEITH W. HINZE
Keith W. Hinze
Attorney-in-Fact

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of August , 2010.

KIRT A. WALKER
Kirt A. Walker President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A.GOLATO
Peter A.Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ KEITH W. HINZE
Keith W. Hinze
Attorney-in-Fact